UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04347

GMO Trust

(Exact name of the registrant as specified in charter)

40 Rowes Wharf, Boston, MA 02110

(Address of principal executive offices) (Zip Code)

Sheppard N. Burnett, Chief Executive Officer, 40 Rowes Wharf, Boston, MA 02110

(Name and address of agent for services)

Registrant’s telephone number, including area code: 617-346-7646

Date of fiscal year end: 02/29/20

Date of reporting period: 02/29/20

Item 1. Reports to Stockholders.

The annual reports for each series of the registrant for the period ended February 29, 2020 are filed herewith.

GMO Trust

Annual Report

February 29, 2020

Asset Allocation Bond Fund

Core Plus Bond Fund

Emerging Country Debt Fund

High Yield Fund

Opportunistic Income Fund

U.S. Treasury Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, GMO expects that paper copies of each Fund’s annual and semiannual reports to shareholders will no longer be sent by mail, unless you specifically request paper copies of the reports by writing or calling GMO Shareholder Services at the address or phone number below or by contacting your financial intermediary, such as a broker or agent. Instead, reports will be available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting GMO Shareholder Services or if you own your shares through a financial intermediary, you may contact your financial intermediary.

Beginning January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request to continue to receive paper copies of your shareholder reports or you can follow instructions included with this disclosure. If you invest directly with the Fund, you can contact GMO Shareholder Services at the address or phone number below. Your election to receive reports in paper will apply to all Funds held directly with the Trust.

Shareholder Services at

Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf, Boston, Massachusetts 02110

1-617-346-7646 (collect)

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT which is available on the Commission’s website at www.sec.gov. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-fixed income investments, management and operational risk, market risk-asset backed securities, credit risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

Asset Allocation Bond Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Developed Rates & FX team and the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO Asset Allocation Bond Fund returned +9.74% (net) for the fiscal year ended February 29, 2020, as compared with +2.12% for the FTSE 3-Month Treasury Bill Index.

The Fund’s position in Treasury Inflation-Protected Securities drove the vast majority of gains during the fiscal year, as real 10-year yields plummeted from 0.78% at the start of the period to -0.28% at the end of the period.

Developed market interest rate positioning and emerging market currency positioning resulted in modest net positive contributions to performance. The Fund’s positions in developed market currencies had a negligible negative impact on performance for the fiscal year.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Asset Allocation Bond Fund Class III Shares and the FTSE 3-Month Treasury Bill Index

As of February 29, 2020

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 29, 2020. All information is unaudited. Performance for classes may vary due to different fees.

*

For the period from March 18, 2009 to March 27, 2009, no Class III shares were outstanding. Performance for that period is that of Class VI, which has lower expenses. Therefore, the performance shown is higher than itwould have been if Class III expenses had been applied throughout.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Debt Obligations	95.9%
Mutual Funds	3.7
Short-Term Investments	0.2
Other	0.2

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2020

Par Value†/ Shares	Description	Value ($)

	DEBT OBLIGATIONS — 95.9%

	U.S. Government — 95.9%

4,161,983	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (a)	4,287,071

12,879,173	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/26 (a)	13,597,588

30,942,077	U.S. Treasury Inflation Indexed Bond, 0.38%, due 01/15/27 (a)	32,365,505

29,962,743	U.S. Treasury Inflation Indexed Bond, 0.50%, due 01/15/28 (a)	31,783,279

44,121,213	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (a)	51,092,002

14,081,956	U.S. Treasury Inflation Indexed Bond, 0.75%, due 07/15/28 (a)	15,343,765

20,084,081	U.S. Treasury Inflation Indexed Bond, 0.88%, due 01/15/29 (a)	22,115,871

42,882,769	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (a)	53,433,558

	Total U.S. Government	224,018,639

	TOTAL DEBT OBLIGATIONS (COST $209,674,780)	224,018,639

Par Value†/ Shares	Description	Value ($)

	MUTUAL FUNDS — 3.7%

	United States — 3.7%

	Affiliated Issuers — 3.7%

1,724,378	GMO U.S. Treasury Fund	8,656,379

	TOTAL MUTUAL FUNDS (COST $8,636,537)	8,656,379

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

416,342	State Street Institutional Treasury Money Market Fund-Premier Class, 1.50% (b)	416,342

	TOTAL SHORT-TERM INVESTMENTS (COST $416,342)	416,342

	TOTAL INVESTMENTS — 99.8% (Cost $218,727,659)	233,091,360

	Other Assets and Liabilities (net) — 0.2%	442,479

	TOTAL NET ASSETS — 100.0%	$233,533,839

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).

(b)	The rate disclosed is the 7 day net yield as of February 29, 2020.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 56.

See accompanying notes to the financial statements.	5

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Developed Rates & FX team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO Core Plus Bond Fund returned +12.38% (net) for the fiscal year ended February 29, 2020, as compared with +11.68% for the Bloomberg Barclays U.S. Aggregate Index.

The Fund’s investment exposure was achieved through global interest rate and currency derivatives, as well as indirect (through ETFs and other GMO Funds, including GMO Opportunistic Income Fund, GMO Emerging Country Debt Fund, and GMO U.S. Treasury Fund) and direct fixed income investments.

Developed markets interest rate positioning contributed positively during the fiscal year. The Fund’s active duration positions in New Zealand, Canada, and the U.S. added value, while positions in Australia and the U.K. underperformed.

The Fund’s positions in developed market currencies detracted during the fiscal year. Exposure to the Norwegian krone and Swedish krona detracted from performance, but exposure to the Australian dollar and British pound sterling paired losses. Exposure to emerging market currencies resulted in a net positive contribution to performance. Positioning in the Chilean peso and Hungarian forint drove gains.

The Fund’s overweight positioning to securitized products and emerging country debt also added value during the year.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Core Plus Bond Fund Class III Shares and the Bloomberg Barclays U.S. Aggregate Index

As of February 29, 2020

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 29, 2020. All information is unaudited. Performance for classes may vary due to different fees.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2020 (Unaudited)

Asset Class Summary†	% of Total Net Assets
Debt Obligations	65.7%
Short-Term Investments	24.3
Investment Funds	22.7
Swap Contracts	1.1
Mutual Funds	1.1
Futures Contracts	0.4
Loan Participations	0.1
Purchased Options	0.0 ^
Rights/Warrants	0.0 ^
Loan Assignments	0.0 ^
Written Options/Credit Linked Options	(0.0)^
Forward Currency Contracts	(0.2)
Other	(15.2)

100.0%

Country/Region Summary‡	% of Investments
United States	76.1%
Canada	15.5
Switzerland	14.4
New Zealand	9.9
Other Emerging	5.2 *
Sweden	2.3
Japan	0.2
Euro Region	(0.9)§
United Kingdom	(6.8)
Australia	(15.9)

100.0%

†

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

‡

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table is normalized to 100%, therefore the absolute exposure presented for each country may not be representative of the true exposure of the Fund. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security.

*	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

§	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

^	Rounds to 0.0%.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2020

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 41.1%

	United States — 41.1%

	Asset-Backed Securities — 9.0%

288,810	Bear Stearns Commercial Mortgage Securities Trust, Series 05-PW10, Class AJ, Variable Rate, 5.59%, due 12/11/40	291,802

28,970,000	Commercial Mortgage Trust, Series 13-WWP, Class A2, 144A, 3.42%, due 03/10/31	30,598,882

2,210,000	Commercial Mortgage Trust, Series 13-WWP, Class B, 144A, 3.73%, due 03/10/31	2,352,266

2,900,000	Commercial Mortgage Trust, Series 13-WWP, Class C, 144A, 3.54%, due 03/10/31	3,072,457

5,360,000	Commercial Mortgage Trust, Series 13-WWP, Class D, 144A, 3.90%, due 03/10/31	5,730,046

375,000	Morgan Stanley Capital I Trust, Series 14-MP, Class A, 144A, 3.47%, due 08/11/33	384,434

100,000	Morgan Stanley Capital I Trust, Series 14-MP, Class C, 144A, Variable Rate, 3.69%, due 08/11/33	102,730

5,000,000	Morgan Stanley Capital I Trust, Series 14-MP, Class E, 144A, Variable Rate, 3.69%, due 08/11/33	5,136,491

	Total Asset-Backed Securities	47,669,108

	U.S. Government — 17.0%

7,407,000	U.S. Treasury Bond, 3.75%, due 11/15/43	10,497,108

4,750,000	U.S. Treasury Bond, 3.38%, due 05/15/44 (a)	6,385,781

15,563,000	U.S. Treasury Note, 1.75%, due 11/30/21	15,781,247

21,406,000	U.S. Treasury Note, 2.50%, due 05/15/24	22,800,735

21,177,000	U.S. Treasury Note, 2.00%, due 08/15/25	22,335,117

10,800,000	U.S. Treasury Note, 2.25%, due 08/15/49	12,276,141

	Total U.S. Government	90,076,129

	U.S. Government Agency — 15.1%

21,680,000	Federal National Mortgage Association, TBA, 2.50%, due 03/18/35	22,254,181

26,610,000	Federal National Mortgage Association, TBA, 3.00%, due 03/12/50	27,405,182

2,630,000	Federal National Mortgage Association, TBA, 3.50%, due 03/12/50	2,731,193

20,530,000	Federal National Mortgage Association, TBA, 4.00%, due 03/12/50	21,626,192

Par Value† / Shares	Description	Value ($)

	U.S. Government Agency — continued

5,720,000	Government National Mortgage Association, TBA, 3.50%, due 03/23/50	5,926,680

	Total U.S. Government Agency	79,943,428

	TOTAL DEBT OBLIGATIONS (COST $208,441,318)	217,688,665

	INVESTMENT FUNDS — 22.7%

	United States — 22.7%

138,000	iShares Core S&P 500 ETF	40,835,580

601,862	iShares iBoxx $ Investment Grade Corporate Bond ETF	79,554,119

	TOTAL INVESTMENT FUNDS (COST $117,155,935)	120,389,699

	MUTUAL FUNDS — 26.8%

	United States — 26.8%

	Affiliated Issuers — 26.8%

1,072,299	GMO Emerging Country Debt Fund, Class IV	29,316,657

4,145,142	GMO Opportunistic Income Fund, Class VI	108,395,452

899,827	GMO U.S. Treasury Fund	4,517,130

	TOTAL MUTUAL FUNDS (COST $144,560,138)	142,229,239

See accompanying notes to the financial statements.	9

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Par Value† / Shares		Description	Value ($)

		SHORT-TERM INVESTMENTS — 22.6%

		Foreign Government Obligations — 22.4%

JPY	1,223,000,000	Japan Treasury Discount Bill, Zero Coupon, due 05/18/20	11,342,153

JPY	3,300,000,000	Japan Treasury Discount Bill, Zero Coupon, due 04/06/20	30,598,593

JPY	5,600,000,000	Japan Treasury Discount Bill, Zero Coupon, due 03/23/20	51,922,569

JPY	2,700,000,000	Japan Treasury Discount Bill, Zero Coupon, due 03/16/20	25,033,615

		Total Foreign Government Obligations	118,896,930

		Money Market Funds — 0.2%

	1,088,103	State Street Institutional Treasury Money Market Fund – Premier Class, 1.50% (b)	1,088,103

		TOTAL SHORT-TERM INVESTMENTS (COST $118,497,467)	119,985,033

PURCHASED OPTIONS — 0.0%

Description	Counterparty	Exercise Price	Expiration Date	Principal Amount		Notional Amount		Value ($)

Currency Options – Puts — 0.0%
EUR Put/CHF Call	CITI	1.06	04/28/20	EUR	9,650,000	EUR	9,650,000	50,858

TOTAL PURCHASED OPTIONS (COST $55,459)	50,858

TOTAL INVESTMENTS — 113.2% (Cost $588,710,317)	600,343,494

Other Assets and Liabilities (net) — (13.2%)	(70,049,538)

TOTAL NET ASSETS — 100.0%	$530,293,956

A summary of outstanding financial instruments at February 29, 2020 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
05/06/2020	MSCI	AUD	35,376,000	USD	23,779,844	705,160
05/05/2020	CITI	BRL	996,981	USD	230,000	7,741
05/05/2020	MSCI	BRL	12,673,440	USD	2,986,026	160,704
03/03/2020	MSCI	CAD	22,539,586	USD	17,260,000	467,574
05/04/2020	JPM	CHF	2,106,027	USD	2,167,004	(25,153)
05/14/2020	JPM	CHF	28,973,662	USD	29,885,338	(291,892)
04/07/2020	MSCI	CLP	2,808,727,800	USD	3,703,491	268,899
05/06/2020	JPM	COP	2,418,500,000	USD	700,000	15,270
05/06/2020	MSCI	COP	6,503,106,500	USD	1,918,094	76,923
04/14/2020	MSCI	CZK	39,953,412	USD	1,752,306	19,476
04/27/2020	DB	EUR	2,530,000	USD	2,782,674	(19,468)
04/27/2020	MSCI	EUR	3,030,000	USD	3,289,004	(66,921)
05/14/2020	JPM	GBP	5,239,000	USD	6,816,280	87,187
04/14/2020	MSCI	HUF	1,159,457,278	USD	3,893,540	103,880
03/09/2020	MSCI	JPY	253,579,857	USD	2,310,000	(41,784)
03/16/2020	MSCI	JPY	2,700,000,000	USD	24,969,620	(80,776)
03/23/2020	MSCI	JPY	5,600,000,000	USD	51,409,695	(566,838)
04/06/2020	CITI	JPY	3,300,000,000	USD	30,545,097	(106,958)
05/18/2020	GS	JPY	1,223,000,000	USD	10,974,299	(407,841)
03/05/2020	JPM	KRW	1,702,787,300	USD	1,425,541	19,025

10	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2020

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
03/05/2020	MSCI	KRW	2,155,805,700	USD	1,823,393	42,680
03/04/2020	DB	NOK	8,012,550	USD	900,000	48,365
03/04/2020	JPM	NOK	71,366,079	USD	7,700,000	114,665
03/04/2020	MSCI	NOK	45,575,927	USD	4,930,000	85,840
04/08/2020	JPM	PEN	2,538,133	USD	747,775	14,440
03/04/2020	JPM	PHP	42,034,200	USD	819,700	(4,655)
06/02/2020	MSCI	PHP	19,684,400	USD	382,742	(558)
03/13/2020	CITI	PLN	3,293,817	USD	840,000	124
03/13/2020	MSCI	PLN	11,269,592	USD	2,917,316	43,732
04/30/2020	JPM	RON	1,109,453	USD	250,000	(3,812)
04/30/2020	MSCI	RON	10,021,667	USD	2,300,500	7,822
04/20/2020	GS	RUB	21,133,560	USD	320,000	6,775
03/06/2020	JPM	SEK	38,795,637	USD	4,000,000	(37,895)
05/18/2020	JPM	SGD	757,844	USD	545,779	1,436
03/13/2020	JPM	THB	32,211,808	USD	1,030,000	9,011
03/13/2020	MSCI	THB	39,116,138	USD	1,240,000	171
04/16/2020	MSCI	TRY	11,852,298	USD	1,976,668	114,162
04/08/2020	JPM	TWD	13,682,395	USD	458,433	2,889
05/06/2020	GS	USD	1,509,059	AUD	2,230,000	(54,498)
03/03/2020	MSCI	USD	36,467,522	CAD	48,470,624	(355,972)
05/04/2020	JPM	USD	2,030,000	CHF	1,976,430	27,259
04/07/2020	JPM	USD	2,010,000	CLP	1,594,894,000	(59,718)
04/07/2020	MSCI	USD	1,140,000	CLP	914,625,000	(21,571)
04/14/2020	CITI	USD	540,000	CZK	12,309,959	(6,102)
04/27/2020	CITI	USD	1,746,801	EUR	1,580,000	3,154
04/27/2020	JPM	USD	1,914,833	EUR	1,730,000	1,256
04/27/2020	MSCI	USD	7,875,089	EUR	7,100,000	(11,371)
05/14/2020	JPM	USD	6,797,415	GBP	5,240,000	(67,038)
05/20/2020	MSCI	USD	772,673	IDR	10,687,619,000	(45,170)
05/28/2020	MSCI	USD	1,888,933	ILS	6,456,185	(19,786)
05/04/2020	CITI	USD	340,000	INR	24,420,092	(4,941)
05/04/2020	JPM	USD	703,485	INR	50,741,890	(7,275)
03/09/2020	CITI	USD	2,140,000	JPY	233,902,556	29,290
03/09/2020	JPM	USD	10,414,504	JPY	1,127,105,871	38,650
03/09/2020	MSCI	USD	4,800,000	JPY	529,551,609	111,238
03/05/2020	CITI	USD	450,000	KRW	520,177,500	(20,329)
03/05/2020	JPM	USD	2,300,000	KRW	2,690,625,500	(77,520)
03/05/2020	MSCI	USD	550,000	KRW	647,790,000	(14,920)
04/03/2020	JPM	USD	515,712	KRW	622,799,300	2,856
05/21/2020	MSCI	USD	3,528,340	MXN	66,464,398	(192,880)
03/04/2020	MSCI	USD	19,603,663	NOK	178,662,225	(614,070)
05/11/2020	JPM	USD	7,032,540	NOK	64,784,462	(146,568)
05/05/2020	JPM	USD	1,852,287	NZD	2,860,000	(63,515)
04/08/2020	MSCI	USD	385,116	PEN	1,282,168	(14,663)
03/04/2020	JPM	USD	440,000	PHP	22,349,800	(1,686)
03/04/2020	MSCI	USD	385,138	PHP	19,684,400	903
03/13/2020	CITI	USD	2,400,000	PLN	9,164,845	(63,097)
04/20/2020	MSCI	USD	1,818,202	RUB	116,710,390	(88,411)
03/06/2020	BCLY	USD	6,152,543	SEK	58,170,142	(98,128)
03/06/2020	JPM	USD	4,200,000	SEK	40,152,630	(20,868)
03/06/2020	MSCI	USD	3,140,000	SEK	30,290,638	12,684
05/04/2020	JPM	USD	2,940,000	SEK	28,296,290	12,691
05/04/2020	MSCI	USD	9,105,449	SEK	87,535,236	28,770
03/13/2020	BOA	USD	2,694,716	THB	81,505,722	(111,302)

See accompanying notes to the financial statements.	11

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2020

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
04/16/2020	JPM	USD	450,000	TRY	2,773,132	(14,222)
04/16/2020	MSCI	USD	700,000	TRY	4,317,460	(21,541)
04/08/2020	JPM	USD	1,040,000	TWD	31,059,600	(5,895)
04/08/2020	MSCI	USD	630,000	TWD	18,654,300	(8,920)
04/30/2020	BOA	USD	2,023,414	ZAR	29,916,983	(121,808)
04/30/2020	JPM	ZAR	34,767,716	USD	2,295,059	85,127
04/30/2020	MSCI	ZAR	14,344,905	USD	950,000	38,198

						$(1,192,309)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
114	U.S. Long Bond (CBT)	June 2020	19,408,500	460,303
20	U.S. Treasury Note 10 Yr. (CBT)	June 2020	2,695,000	41,505
178	U.S. Treasury Note 2 Yr. (CBT)	June 2020	38,862,407	186,590
360	U.S. Treasury Note 5 Yr. (CBT)	June 2020	44,190,000	396,904

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
144	U.S. Treasury Ultra 10 Yr. (CBT)	June 2020	21,631,500	319,317
80	U.S. Ultra Bond (CBT)	June 2020	16,600,000	508,992

			$143,387,407	$1,913,611

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1.50%	6 Month AUD BBSW	AUD	50,770,000	03/18/2030	Semi-Annually	2,987	(1,858,863)	(1,861,850)
1.28%	6 Month AUD BBSW	AUD	44,760,000	03/18/2030	Semi-Annually	(35,812)	(1,013,207)	(977,395)
6 Month AUD BBSW	1.14%	AUD	5,700,000	03/18/2030	Semi-Annually	—	81,589	81,589
1.22%	6 Month AUD BBSW	AUD	43,660,000	03/18/2030	Semi-Annually	13,725	(821,879)	(835,604)
3 Month CAD LIBOR	1.88%	CAD	95,550,000	03/18/2030	Semi-Annually	(18,027)	2,617,162	2,635,189
3 Month CAD LIBOR	2.03%	CAD	4,580,000	03/18/2030	Semi-Annually	—	173,733	173,733
3 Month CAD LIBOR	2.04%	CAD	4,350,000	03/18/2030	Semi-Annually	—	170,358	170,358
3 Month CAD LIBOR	2.01%	CAD	6,780,000	03/18/2030	Semi-Annually	—	249,561	249,561
3 Month CAD LIBOR	2.03%	CAD	1,140,000	03/18/2030	Semi-Annually	—	43,965	43,965
(0.38)%	6 Month CHF LIBOR	CHF	1,490,000	03/18/2030	Semi-Annually	—	(25,549)	(25,549)
(0.36)%	6 Month CHF LIBOR	CHF	3,670,000	03/18/2030	Semi-Annually	—	(69,182)	(69,182)
6 Month CHF LIBOR	(0.30)%	CHF	2,730,000	03/18/2030	Semi-Annually	—	70,287	70,287
6 Month CHF LIBOR	(0.15)%	CHF	2,410,000	03/18/2030	Semi-Annually	—	102,061	102,061
6 Month CHF LIBOR	(0.19)%	CHF	19,700,000	03/18/2030	Semi-Annually	—	747,977	747,977
6 Month CHF LIBOR	(0.20)%	CHF	11,840,000	03/18/2030	Semi-Annually	—	427,135	427,135
6 Month CAD LIBOR	(0.18)%	CHF	38,260,000	03/18/2030	Semi-Annually	—	1,496,123	1,496,123
6 Month CAD LIBOR	(0.20)%	CHF	6,500,000	03/18/2030	Semi-Annually	(10,652)	235,897	246,549
3 Month NZD Bank Bill Rate	1.45%	NZD	2,110,000	03/18/2030	Quarterly	—	34,283	34,283
3 Month NZD Bank Bill Rate	1.42%	NZD	7,660,000	03/18/2030	Quarterly	641	108,630	107,989
3 Month NZD Bank Bill Rate	1.50%	NZD	3,320,000	03/18/2030	Quarterly	—	62,494	62,494
3 Month NZD Bank Bill Rate	1.48%	NZD	4,750,000	03/18/2030	Quarterly	2,866	84,432	81,566
3 Month NZD Bank Bill Rate	1.48%	NZD	1,950,000	03/18/2030	Quarterly	—	34,603	34,603
3 Month NZD Bank Bill Rate	1.52%	NZD	2,690,000	03/18/2030	Quarterly	—	53,857	53,857
3 Month NZD Bank Bill Rate	1.83%	NZD	23,960,000	03/18/2030	Quarterly	24,082	924,586	900,504

12	See accompanying notes to the financial statements.

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2020

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month NZD Bank Bill Rate	1.66%	NZD	6,950,000	03/18/2030	Quarterly	—	197,426	197,426
3 Month NZD Bank Bill Rate	1.66%	NZD	4,350,000	03/18/2030	Quarterly	—	124,871	124,871
3 Month NZD Bank Bill Rate	1.49%	NZD	26,130,000	03/18/2030	Quarterly	—	484,029	484,029
1.43%	3 Month NZD Bank Bill Rate	NZD	26,620,000	03/18/2030	Quarterly	—	(392,658)	(392,658)
0.58%	3 Month SEK STIBOR	SEK	39,500,000	03/18/2030	Quarterly	—	(132,224)	(132,224)
0.61%	3 Month SEK STIBOR	SEK	54,900,000	03/18/2030	Quarterly	—	(199,748)	(199,748)
0.32%	3 Month SEK STIBOR	SEK	31,800,000	03/18/2030	Quarterly	—	(19,214)	(19,214)
3 Month SEK STIBOR	0.58%	SEK	341,321,000	03/18/2030	Quarterly	(20,464)	1,128,370	1,148,834
0.32%	3 Month SEK STIBOR	SEK	23,300,000	03/18/2030	Quarterly	—	(14,563)	(14,563)
0.47%	3 Month SEK STIBOR	SEK	73,700,000	03/18/2030	Quarterly	—	(162,850)	(162,850)
(0.03)%	6 Month EURIBOR	EUR	4,690,000	03/20/2030	Semi-Annually	(6,355)	(79,730)	(73,375)
(0.05)%	6 Month EURIBOR	EUR	2,380,000	03/20/2030	Semi-Annually	—	(33,305)	(33,305)
(0.05)%	6 Month EURIBOR	EUR	7,020,000	03/20/2030	Semi-Annually	256	(98,634)	(98,890)
6 Month EURIBOR	(0.15)%	EUR	2,330,000	03/20/2030	Semi-Annually	—	6,834	6,834
6 Month EURIBOR	(0.11)%	EUR	2,250,000	03/20/2030	Semi-Annually	—	16,426	16,426
6 Month EURIBOR	(0.13)%	EUR	4,940,000	03/20/2030	Semi-Annually	—	26,538	26,538
0.90%	6 Month GBP LIBOR	GBP	50,780,000	03/20/2030	Semi-Annually	—	(1,699,547)	(1,699,547)
0.84%	6 Month GBP LIBOR	GBP	820,000	03/20/2030	Semi-Annually	(5,005)	(21,153)	(16,148)
6 Month GBP LIBOR	0.62%	GBP	2,130,000	03/20/2030	Semi-Annually	—	(2,918)	(2,918)
6 Month GBP LIBOR	0.62%	GBP	2,130,000	03/20/2030	Semi-Annually	—	(3,453)	(3,453)
6 Month GBP LIBOR	0.68%	GBP	1,990,000	03/20/2030	Semi-Annually	—	12,541	12,541
6 Month GBP LIBOR	0.75%	GBP	2,260,000	03/20/2030	Semi-Annually	—	34,282	34,282
6 Month GBP LIBOR	0.76%	GBP	6,640,000	03/20/2030	Semi-Annually	16,758	106,569	89,811
6 Month GBP LIBOR	0.80%	GBP	2,080,000	03/20/2030	Semi-Annually	—	43,455	43,455
6 Month GBP LIBOR	0.79%	GBP	2,080,000	03/20/2030	Semi-Annually	—	41,885	41,885
6 Month GBP LIBOR	0.81%	GBP	3,140,000	03/20/2030	Semi-Annually	—	70,734	70,734
1.60%	3 Month USD LIBOR	USD	57,300,000	03/20/2030	Quarterly	(87,504)	(2,799,638)	(2,712,134)
3 Month NZD Bank Bill Rate	1.32%	NZD	5,030,000	06/17/2030	Quarterly	—	34,742	34,742
3 Month NZD Bank Bill Rate	1.45%	NZD	26,690,000	06/17/2030	Quarterly	—	395,628	395,628
1.30%	3 Month USD LIBOR	USD	4,334,000	06/19/2030	Quarterly	—	(88,931)	(88,931)
1.32%	3 Month USD LIBOR	USD	2,166,000	06/19/2030	Quarterly	—	(48,284)	(48,284)

						$(122,504)	$857,533	$980,037

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on iShares Core S&P 500 ETF	1 Month USD LIBOR plus a spread of 0.25%	GS	USD	14,545,800	03/03/2020	At Maturity	—	1,249,162	1,249,162
Total Return on iShares Core S&P 500 ETF	1 Month USD LIBOR plus a spread of 0.23%	GS	USD	10,422,820	03/12/2020	At Maturity	—	1,258,355	1,258,355
Total Return on iShares Core S&P 500 ETF	1 Month USD LIBOR plus a spread of 0.20%	GS	USD	20,077,460	03/26/2020	At Maturity	—	1,733,066	1,733,066

							$—	$4,240,583	$4,240,583

As of February 29, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

See accompanying notes to the financial statements.	13

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2020

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	The rate disclosed is the 7 day net yield as of February 29, 2020.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 56.

14	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO Emerging Country Debt Fund

(A series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Emerging Country Debt team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO Emerging Country Debt Fund returned +8.97% (net) for the fiscal year ended February 29, 2020, as compared with +9.89% for the J.P. Morgan EMBI Global (EMBIG).

EMBIG spreads over U.S. Treasuries tightened 7 basis points to 354 basis points during the fiscal year, while the yield on the 10-Year U.S. Treasury bond fell by 157 basis points to 1.15%.

Country selection subtracted from the Fund’s relative performance. Negative alpha from country selection was driven by losses from its overweight in Venezuela, which had the second-worst return in the EMBIG during the fiscal year, and its overweight in Argentina. Negative alpha also came from the Fund’s underweights in China and in Qatar, and its overweight in Ecuador. Partly offsetting these losses, the Fund’s underweight in Lebanon, which had the worst return in the index during the fiscal year, provided a strong contribution to performance. The overweight in Ukraine, which was the EMBIG’s second-best performer also contributed positively to country selection alpha, as did overweights in Tunisia, Mexico, and Pakistan.

Security selection was additive to the Fund’s relative performance during the year. Gains from the choice of holdings in Argentina, Venezuela, and the Philippines drove positive alpha, followed by smaller contributions from security selection in Costa Rica and Angola. Negative alpha from security selection in Mexico, Tunisia, and South Africa only partly offsets these gains. The Fund had positive alpha from holdings in off-benchmark countries, which we consider security selection. The most notable country in this category was Congo, followed by Albania, the Bahamas, and Greece.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Emerging Country Debt Fund Class III Shares, the J.P. Morgan EMBI Global, and the

J.P. Morgan EMBI Global Diversified

As of February 29, 2020

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Each performance figure assumes a purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 0.75% on the purchase and 0.75% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. All information is unaudited. Performance for classes may vary due to different fees.

For J.P. Morgan disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

As of March 1, 2020, the Emerging Country Debt Fund changed its benchmark so that the Fund now seeks total return in excess of that of the J.P. Morgan Emerging Markets Bond Index Global Diversified (EMBIGD). The Fund formerly sought to outperform the J.P. Morgan Emerging Markets Bond Index Global (EMBIG).

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2020 (Unaudited)

Asset Class Summary†	% of Total Net Assets
Debt Obligations	94.9
Loan Participations	1.1
Short-Term Investments	1.0
Swap Contracts	0.6
Rights/Warrants	0.4
Loan Assignments	0.3
Forward Currency Contracts	0.1
Written Options/Credit Linked Options	(0.0	)^
Other	1.6

	100.0%

Country/Region Summary‡	% of Investments
Other Emerging	11.4	%*
Mexico	8.5
Turkey	6.1
Indonesia	4.9
Oman	3.9
Chile	3.6
Argentina	3.6
Russia	3.4
South Africa	3.3
Ukraine	3.2
Tunisia	3.0
Saudi Arabia	3.0
Bahrain	3.0
Dominican Republic	2.5
Ecuador	2.4
Philippines	2.3
Pakistan	2.3
Brazil	2.3
Kazakhstan	2.1
Egypt	2.1
Colombia	2.0
United States	1.9
Costa Rica	1.9
United Arab Emirates	1.7
Venezuela	1.6
Israel	1.6
Uruguay	1.5
Sri Lanka	1.5
Kenya	1.5
Ivory Coast	1.3
Panama	1.2
Romania	1.1
India	1.1
Ghana	1.1
Azerbaijan	1.1
Jordan	1.0

	100.0%

†

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

‡

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using a reference security and applying the same methodology to that security.

*	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.0%.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2020

Par Value†		Description	Value ($)

		DEBT OBLIGATIONS — 94.0%

		Albania — 1.0%

		Foreign Government Obligations

	49,649,849	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a) (b)	43,828,157

		Angola — 0.3%

		Foreign Government Obligations

	12,700,000	Angolan Government International Bond, Reg S, 9.38%, due 05/08/48	12,922,250

		Argentina — 2.8%

		Foreign Government Obligations

	5,400,000	Republic of Argentina, 7.50%, due 04/22/26	2,343,938

	23,100,000	Republic of Argentina, 6.88%, due 01/26/27	9,853,594

EUR	12,000,000	Republic of Argentina, Reg S, 5.25%, due 01/15/28	5,162,347

JPY	407,485,276	Republic of Argentina, Variable Rate, 4.33%, due 12/31/33 (c)	982,724

	27,500,000	Republic of Argentina, 7.63%, due 04/22/46	11,120,312

	7,600,000	Republic of Argentina, 7.13%, due 06/28/2117	3,047,125

EUR	17,641,371	Republic of Argentina Discount Bond, 7.82%, due 12/31/33	9,877,575

	40,308,593	Republic of Argentina Discount Bond, 8.28%, due 12/31/33	21,073,836

	10,786,557	Republic of Argentina Discount Bond, 8.28%, due 12/31/33	6,215,753

EUR	36,050,000	Republic of Argentina Par Bond, Step Up, 3.38%, due 12/31/38	15,262,304

EUR	80,830,000	Republic of Argentina Par Bond, Step Up, 3.38%, due 12/31/38	34,967,904

		Total Argentina	119,907,412

		Armenia — 0.2%

		Foreign Government Agency — 0.1%

	7,600,000	Ardshinbank CJSC Via Dilijan Finance BV, 144A, 6.50%, due 01/28/25	7,657,000

		Foreign Government Obligations — 0.1%

	2,195,000	Republic of Armenia, Reg S, 7.15%, due 03/26/25	2,573,638

		Total Armenia	10,230,638

		Azerbaijan — 1.0%

		Foreign Government Agency — 0.5%

	10,900,000	International Bank of Azerbaijan OJSC, Reg S, 3.50%, due 09/01/24	10,559,375

	7,450,000	Southern Gas Corridor CJSC, Reg S, 6.88%, due 03/24/26	8,856,187

			19,415,562

Par Value†	Description	Value ($)

	Azerbaijan — continued

	Foreign Government Obligations — 0.5%

20,300,000	Republic of Azerbaijan International Bond, Reg S, 5.13%, due 09/01/29	22,126,917

	Total Azerbaijan	41,542,479

	Bahrain — 1.7%

	Foreign Government Obligations

19,500,000	Bahrain Government International Bond, 144A, 5.63%, due 09/30/31	20,182,500

18,700,000	Bahrain Government International Bond, Reg S, 6.00%, due 09/19/44	18,700,000

30,050,000	Bahrain Government International Bond, Reg S, 7.50%, due 09/20/47	35,083,375

	Total Bahrain	73,965,875

	Barbados — 0.2%

	Foreign Government Obligations

7,600,000	Barbados Government International Bond, 144A, 6.50%, due 10/01/29	8,048,875

	Belarus — 0.1%

	Foreign Government Obligations

3,700,000	Republic of Belarus International Bond, Reg S, 6.20%, due 02/28/30	3,960,156

	Belize — 0.5%

	Foreign Government Obligations

35,228,000	Republic of Belize, Reg S, Step Up, 4.94%, due 02/20/34	22,259,693

	Bermuda — 0.1%

	Foreign Government Obligations

4,300,000	Bermuda Government International Bond, Reg S, 4.75%, due 02/15/29	5,006,813

	Brazil — 2.0%

	Corporate Debt — 0.4%

18,735,140	MV24 Capital BV, 144A, 6.75%, due 06/01/34	19,449,417

	Foreign Government Agency — 0.6%

5,300,000	Centrais Eletricas Brasileiras SA, 144A, 4.63%, due 02/04/30	5,359,625

17,039,000	Petrobras Global Finance BV, 6.85%, due 06/05/15	20,169,917

		25,529,542

	Foreign Government Obligations — 1.0%

19,897,000	Republic of Brazil, 7.13%, due 01/20/37	26,742,812

15,000,000	Republic of Brazil, 4.75%, due 01/14/50	15,857,812

		42,600,624

	Total Brazil	87,579,583

See accompanying notes to the financial statements.	19

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Par Value†	Description	Value ($)

	Cameroon — 0.1%

	Foreign Government Obligations — 0.1%

4,500,000	Republic of Cameroon International Bond, Reg S, 9.50%, due 11/19/25	5,042,813

	Chile — 2.1%

	Corporate Debt — 0.7%

20,411,000	Empresa Nacional de Electricidad SA, 8.13%, due 02/01/97 (c)	29,902,115

	Foreign Government Agency — 1.4%

5,300,000	Banco del Estado de Chile, 144A, 2.70%, due 01/09/25	5,359,625

8,800,000	Corp Nacional del Cobre de Chile, Reg S, 4.25%, due 07/17/42	9,622,250

38,700,000	Corp Nacional del Cobre de Chile, 144A, 3.70%, due 01/30/50	39,147,469

4,300,000	Empresa Nacional del Petroleo, Reg S, 5.25%, due 11/06/29	4,875,125

3,600,000	Empresa Nacional del Petroleo, Reg S, 4.50%, due 09/14/47	3,714,187

		62,718,656

	Total Chile	92,620,771

	Colombia — 1.8%

	Foreign Government Agency — 1.3%

40,011,000	Ecopetrol SA, 7.38%, due 09/18/43	54,439,967

	Foreign Government Obligations — 0.5%

647,000	Colombia Government International Bond, 8.38%, due 02/15/27	788,693

3,800,000	Colombia Government International Bond, 11.85%, due 03/09/28 (c)	6,156,000

7,800,000	Colombia Government International Bond, 5.63%, due 02/26/44	10,044,937

4,600,000	Colombia Government International Bond, 5.20%, due 05/15/49	5,794,563

		22,784,193

	Total Colombia	77,224,160

	Congo Republic (Brazzaville) — 1.4%

	Foreign Government Obligations

69,470,603	Republic of Congo, Reg S, Step Up, 6.00%, due 06/30/29 (c)	60,352,586

	Costa Rica — 1.8%

	Foreign Government Agency — 0.2%

10,800,000	Instituto Costarricense de Electricidad, Reg S, 6.38%, due 05/15/43	9,466,875

	Foreign Government Obligations — 1.6%

26,400,000	Costa Rica Government International Bond, Reg S, 9.20%, due 08/26/26	30,941,098

Par Value†		Description	Value ($)

		Costa Rica — continued

		Foreign Government Obligations — continued

	34,431,000	Costa Rica Government International Bond, Reg S, 7.16%, due 03/12/45	35,743,682

			66,684,780

		Total Costa Rica	76,151,655

		Dominican Republic — 2.8%

		Asset-Backed Securities — 0.4%

	16,341,504	Autopistas Del Nordeste Ltd., Reg S, 9.39%, due 04/15/24	17,505,836

		Foreign Government Obligations — 2.4%

	17,687,000	Dominican Republic International Bond, Reg S, 8.63%, due 04/20/27	21,417,851

DOP	1,500,000,000	Dominican Republic International Bond, 144A, 10.38%, due 01/11/30	27,703,296

	29,811,000	Dominican Republic International Bond, Reg S, 6.85%, due 01/27/45	33,118,158

	11,900,000	Dominican Republic International Bond, 144A, 6.40%, due 06/05/49	12,591,687

	7,600,000	Dominican Republic International Bond, 144A, 5.88%, due 01/30/60	7,524,000

			102,354,992

		Total Dominican Republic	119,860,828

		Ecuador — 2.1%

		Foreign Government Obligations

	10,700,000	Ecuador Government International Bond, Reg S, 9.63%, due 06/02/27	7,918,000

	34,000,000	Ecuador Government International Bond, Reg S, 8.88%, due 10/23/27	24,618,125

	36,000,000	Ecuador Government International Bond, Reg S, 10.75%, due 01/31/29	27,405,000

	28,900,000	Ecuador Government International Bond, 144A, 9.50%, due 03/27/30	20,970,562

	20,600,000	Ecuador Social Bond Sarl, Zero Coupon, 144A, due 01/30/35	12,048,940

		Total Ecuador	92,960,627

		Egypt — 1.4%

		Foreign Government Obligations

	24,000,000	Egypt Government International Bond, Reg S, 7.90%, due 02/21/48	24,315,000

	27,200,000	Egypt Government International Bond, Reg S, 8.70%, due 03/01/49	29,248,500

	5,300,000	Egypt Government International Bond, Reg S , 8.15%, due 11/20/59	5,392,750

		Total Egypt	58,956,250

		El Salvador — 0.8%

		Foreign Government Obligations

	26,275,000	El Salvador Government International Bond, Reg S, 7.65%, due 06/15/35	29,395,156

20	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Par Value†		Description	Value ($)

		El Salvador — continued

		Foreign Government Obligations — continued

	5,300,000	El Salvador Government International Bond, 144A, 7.12%, due 01/20/50	5,543,469

		Total El Salvador	34,938,625

		Ethiopia — 0.1%

		Foreign Government Obligations

	4,190,000	Federal Democratic Republic of Ethiopia, Reg S, 6.63%, due 12/11/24	4,436,163

		Gabon — 0.5%

		Foreign Government Obligations

	5,879,378	Gabonese Republic, Reg S, 6.38%, due 12/12/24	6,154,974

	15,800,000	Gabonese Republic, 144A, 6.63%, due 02/06/31	15,799,368

		Total Gabon	21,954,342

		Ghana — 1.2%

		Foreign Government Agency — 0.3%

	12,897,659	Saderea, Ltd., Reg S, 12.50%, due 11/30/26	14,057,694

		Foreign Government Obligations — 0.9%

	17,482,000	Republic of Ghana, Reg S, 10.75%, due 10/14/30	22,114,730

	3,800,000	Republic of Ghana, Reg S, 8.95%, due 03/26/51	3,845,125

	14,300,000	Republic of Ghana, 144A, 8.75%, due 03/11/61	14,157,000

			40,116,855

		Total Ghana	54,174,549

		Greece — 0.2%

		Foreign Government Obligations

EUR	5,800,000	Hellenic Republic Government Bond, Reg S, Step Up, 3.65%, due 02/24/36	8,100,828

		Grenada — 0.3%

		Foreign Government Obligations

	12,076,313	Grenada Government International Bond, Reg S, 7.00%, due 05/12/30	11,714,024

		Guatemala — 0.6%

		Foreign Government Obligations

	17,765,000	Republic of Guatemala, Reg S, 8.13%, due 10/06/34	24,227,019

		Honduras — 0.2%

		Foreign Government Obligations

	6,646,000	Honduras Government International Bond, Reg S, 6.25%, due 01/19/27	7,412,367

Par Value†		Description	Value ($)

		India — 0.8%

		Corporate Debt — 0.1%

	5,200,000	Delhi International Airport Ltd., 144A, 6.45%, due 06/04/29	5,526,612

		Foreign Government Agency — 0.5%

	7,500,000	Indian Railway Finance Corp., Ltd.	7,493,437

	15,000,000	Power Finance Corp., Ltd.	15,019,350

			22,512,787

		Foreign Government Obligations — 0.2%

	7,500,000	Export-Import Bank of India, 144A, 3.25%, due 01/15/30	7,621,875

		Total India	35,661,274

		Indonesia — 3.8%

		Foreign Government Agency — 1.4%

	18,400,000	Pertamina Persero PT, Reg S, 6.50%, due 05/27/41	24,245,680

	8,100,000	Pertamina Persero PT, Reg S, 5.63%, due 05/20/43	9,800,717

	6,100,000	Perusahaan Listrik Negara PT, Reg S, 6.15%, due 05/21/48	7,914,750

	14,200,000	Perusahaan Listrik Negara PT, Reg S, 6.25%, due 01/25/49	18,825,224

			60,786,371

		Foreign Government Obligations — 2.4%

	12,200,000	Indonesia Government International Bond, 4.75%, due 02/11/29	14,097,466

	43,091,000	Indonesia Government International Bond, Reg S, 6.63%, due 02/17/37	60,596,719

	7,900,000	Indonesia Government International Bond, Reg S, 5.25%, due 01/08/47	10,119,406

	16,500,000	Indonesia Government International Bond, 4.35%, due 01/11/48	18,670,781

			103,484,372

		Total Indonesia	164,270,743

		Israel — 1.1%

		Foreign Government Agency

JPY	2,500,000,000	Israel Electric Corp., Ltd., 4.10%, due 01/14/32 (c)	28,856,851

	12,323,000	Israel Electric Corp., Ltd., Reg S, 8.10%, due 12/15/96	17,621,890

		Total Israel	46,478,741

		Ivory Coast — 0.7%

		Foreign Government Obligations

EUR	28,300,000	Ivory Coast Government International Bond, Reg S, 6.63%, due 03/22/48	31,241,789

See accompanying notes to the financial statements.	21

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Par Value†	Description	Value ($)

	Jamaica — 1.1%

	Corporate Debt — 0.1%

5,300,000	TransJamaican Highway Ltd, 144A, 5.75%, due 10/10/36	5,459,000

	Foreign Government Agency — 0.3%

11,400,000	National Road Operating & Construction Co., Ltd., Reg S, 9.38%, due 11/10/24 (c)	13,680,000

	Foreign Government Obligations — 0.7%

20,675,000	Jamaica Government International Bond, 7.88%, due 07/28/45	28,046,930

	Total Jamaica	47,185,930

	Jordan — 0.7%

	Foreign Government Obligations

26,750,000	Jordan Government International Bond, Reg S, 7.38%, due 10/10/47	28,747,891

	Kazakhstan — 1.5%

	Foreign Government Agency — 0.7%

9,000,000	Kazakhstan Temir Zholy Finance BV, Reg S, 6.95%, due 07/10/42	12,529,688

14,700,000	KazMunayGas National Co JSC, Reg S, 6.38%, due 10/24/48	19,406,296

		31,935,984

	Foreign Government Obligations — 0.8%

21,299,000	Kazakhstan Government International Bond, Reg S, 6.50%, due 07/21/45	32,427,727

	Total Kazakhstan	64,363,711

	Kenya — 0.9%

	Foreign Government Obligations

35,400,000	Kenya Government International Bond, Reg S, 8.25%, due 02/28/48	37,789,500

	Lebanon — 0.2%

	Foreign Government Obligations

15,000,000	Lebanon Government International Bond, Reg S, 6.85%, due 03/23/27	3,900,000

6,000,000	Lebanon Government International Bond, Reg S, 7.15%, due 11/20/31	1,379,997

22,500,000	Lebanon Government International Bond, 8.25%, due 05/17/34	5,271,975

	Total Lebanon	10,551,972

	Malaysia — 0.2%

	Foreign Government Agency

7,700,000	1MDB Global Investments Ltd, Reg S, 4.40%, due 03/09/23	7,489,454

Par Value†		Description	Value ($)

		Mexico — 6.7%

		Foreign Government Agency — 4.4%

	27,884,000	Petroleos Mexicanos, 6.35%, due 02/12/48	25,812,219

	6,400,000	Petroleos Mexicanos, Reg S, 6.63%, due 09/29/49	5,739,200

	131,800,000	Petroleos Mexicanos, 144A, 7.69%, due 01/23/50	137,053,548

	22,986,000	Petroleos Mexicanos, 144A, 6.95%, due 01/28/60	22,066,560

			190,671,527

		Foreign Government Obligations — 2.3%

	19,578,000	United Mexican States, 5.75%, due 10/12/2110	24,735,579

GBP	50,396,000	United Mexican States, 5.63%, due 03/19/2114	75,741,161

			100,476,740

		Total Mexico	291,148,267

		Morocco — 0.4%

		Foreign Government Agency

	14,500,000	Office Cherifien des Phosphates SA, Reg S, 6.88%, due 04/25/44	19,099,219

		Mozambique — 0.1%

		Foreign Government Obligations

	5,876,000	Mozambique International Bond, Reg S, 5.00%, due 09/15/31	5,514,259

		Nigeria — 0.4%

		Foreign Government Obligations

	7,200,000	Nigeria Government International Bond, Reg S, 7.70%, due 02/23/38	6,894,000

	10,750,000	Nigeria Government International Bond, Reg S, 7.63%, due 11/28/47	10,021,016

		Total Nigeria	16,915,016

		Oman — 2.5%

		Foreign Government Obligations

	33,800,000	Oman Government International Bond, 144A, 6.00%, due 08/01/29	34,095,750

	15,000,000	Oman Government International Bond, Reg S, 6.50%, due 03/08/47	13,992,188

	64,900,000	Oman Government International Bond, Reg S, 6.75%, due 01/17/48	61,208,812

		Total Oman	109,296,750

		Pakistan — 1.0%

		Foreign Government Obligations

	39,562,000	Islamic Republic of Pakistan, Reg S, 7.88%, due 03/31/36	43,312,082

22	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Par Value†	Description	Value ($)

	Panama — 1.1%

	Foreign Government Agency — 0.4%

12,900,000	Aeropuerto Internacional de Tocumen SA, Reg S, 6.00%, due 11/18/48	16,383,000

	Foreign Government Obligations — 0.7%

7,951,000	Panama Government International Bond, 8.13%, due 04/28/34	11,040,361

11,500,000	Panama Government International Bond, 4.30%, due 04/29/53	14,155,781

4,200,000	Panama Notas del Tesoro, 144A, 3.75%, due 04/17/26	4,500,300

		29,696,442

	Total Panama	46,079,442

	Papua New Guinea — 0.0%

	Foreign Government Obligations

1,400,000	Papua New Guinea Government International Bond, Reg S, 8.38%, due 10/04/28	1,514,188

	Peru — 1.1%

	Foreign Government Agency — 1.0%

10,543,089	Peru Enhanced Pass-Through Finance Ltd., Reg S, Zero Coupon, due 06/02/25 (c)	9,891,210

27,395,000	Petroleos del Peru SA, Reg S, 5.63%, due 06/19/47	33,113,706

		43,004,916

	Foreign Government Obligations — 0.1%

5,000,000	Peru Par Bond, Series 30 Yr., Step Up, 4.00%, due 03/07/27 (c)	5,031,265

	Total Peru	48,036,181

	Philippines — 2.5%

	Foreign Government Agency

4,700,000	Bangko Sentral ng Pilipinas Bond, 8.60%, due 06/15/97 (c)	14,447,469

23,300,000	Central Bank of Philippines, Series A, 8.60%, due 06/15/27	31,600,625

42,012,000	National Power Corp., Global Bond, 9.63%, due 05/15/28	62,637,266

	Total Philippines	108,685,360

	Qatar — 0.3%

	Foreign Government Obligations

11,000,000	Qatar Government International Bond, Reg S, 5.10%, due 04/23/48	14,602,500

	Romania — 0.5%

	Foreign Government Obligations

4,500,000	Romanian Government International Bond, Reg S, 5.13%, due 06/15/48	5,356,406

Par Value†		Description	Value ($)

		Romania — continued

		Foreign Government Obligations — continued

EUR	12,900,000	Romanian Government International Bond, 144A, 3.38%, due 01/28/50	14,741,100

		Total Romania	20,097,506

		Russia — 2.6%

		Foreign Government Agency — 0.4%

	11,867,000	Gazprom OAO Via Gaz Capital SA, Reg S, 8.63%, due 04/28/34	17,633,620

		Foreign Government Obligations — 2.2%

	49,600,000	Russian Foreign Bond, 144A, 5.10%, due 03/28/35	59,693,600

	8,800,000	Russian Foreign Bond, Reg S, 5.10%, due 03/28/35	10,590,800

	20,800,000	Russian Foreign Bond, Reg S, 5.25%, due 06/23/47	26,910,000

			97,194,400

		Total Russia	114,828,020

		Rwanda — 0.1%

		Foreign Government Obligations

	5,487,000	Rwanda International Government Bond, Reg S, 6.63%, due 05/02/23	5,871,086

		Saudi Arabia — 2.1%

		Corporate Debt — 0.4%

	17,900,000	ACWA Power Management And Investments One Ltd, Reg S, 5.95%, due 12/15/39	19,712,375

		Foreign Government Obligations — 1.7%

	22,700,000	Saudi Government International Bond, 144A, 3.75%, due 01/21/55	22,983,750

	21,000,000	Saudi Government International Bond, Reg S, 5.00%, due 04/17/49	25,961,250

	18,600,000	Saudi Government International Bond, Reg S, 5.25%, due 01/16/50	23,895,187

			72,840,187

		Total Saudi Arabia	92,552,562

		Senegal — 0.4%

		Foreign Government Obligations

	17,400,000	Senegal Government International Bond, Reg S, 6.75%, due 03/13/48	17,432,625

		South Africa — 2.8%

		Foreign Government Agency — 0.5%

	9,100,000	Eskom Holdings SOC, Ltd., Reg S, 7.13%, due 02/11/25	9,129,860

	8,500,000	Eskom Holdings SOC, Ltd., Reg S, 8.45%, due 08/10/28	8,962,187

See accompanying notes to the financial statements.	23

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Par Value†		Description	Value ($)

		South Africa — continued

		Foreign Government Agency — continued

ZAR	163,000,000	Eskom Holdings SOC, Ltd., Zero Coupon, due 12/31/32	1,638,777

ZAR	27,300,000	Transnet, Ltd., 13.50%, due 04/18/28	2,144,853

			21,875,677

		Foreign Government Obligations — 2.3%

	13,700,000	Republic of South Africa Government International Bond, 5.65%, due 09/27/47	13,156,281

	89,200,000	Republic of South Africa Government International Bond, 5.75%, due 09/30/49	84,954,972

			98,111,253

		Total South Africa	119,986,930

		Sri Lanka — 1.1%

		Foreign Government Obligations

	9,280,000	Sri Lanka Government International Bond, Reg S, 6.83%, due 07/18/26	8,989,350

	10,844,000	Sri Lanka Government International Bond, Reg S, 6.20%, due 05/11/27	9,880,565

	6,400,000	Sri Lanka Government International Bond, Reg S, 6.75%, due 04/18/28	5,864,096

	26,800,000	Sri Lanka Government International Bond, 144A, 7.55%, due 03/28/30	25,160,242

		Total Sri Lanka	49,894,253

		SupraNational — 0.3%

		Foreign Government Agency

TRY	263,000,000	International Finance Corp., Zero Coupon, Reg S, due 02/15/29	14,123,890

		Suriname — 0.6%

		Foreign Government Obligations

	14,000,000	Republic of Suriname, 144A, 9.88%, due 12/30/23	13,300,000

	16,178,000	Republic of Suriname, Reg S, 9.25%, due 10/26/26	14,155,750

		Total Suriname	27,455,750

		Tajikistan — 0.2%

		Foreign Government Obligations

	10,770,000	Republic of Tajikistan International Bond, Reg S, 7.13%, due 09/14/27	9,003,047

		Thailand — 0.1%

		Foreign Government Agency

	3,800,000	PTTEP Treasury Center Co Ltd, 144A, 3.90%, due 12/06/59	4,313,000

Par Value†		Description	Value ($)

		Trinidad And Tobago — 0.8%

		Foreign Government Agency

	9,800,000	Telecommunications Services of Trinidad & Tobago Ltd, 144A, 8.88%, due 10/18/29	10,290,000

	4,792,000	Trinidad Generation UnLtd, Reg S, 5.25%, due 11/04/27	5,094,495

	4,900,000	Trinidad Petroleum Holdings Ltd, Reg S, 9.75%, due 06/15/26	5,546,800

	11,361,000	Trinidad Petroleum Holdings Ltd, 144A, 9.75%, due 06/15/26	12,860,652

		Total Trinidad And Tobago	33,791,947

		Tunisia — 1.7%

		Foreign Government Agency

JPY	7,340,000,000	Banque Centrale de Tunisie SA, 4.30%, due 08/02/30(c)	55,729,151

JPY	2,500,000,000	Banque Centrale de Tunisie SA, 4.20%, due 03/17/31(c)	18,628,546

		Total Tunisia	74,357,697

		Turkey — 5.3%

		Corporate Debt — 0.0%

	1,600,000	Turkiye Sinai Kalkinma Bankasi AS, 144A, 6.00%, due 01/23/25	1,554,000

		Foreign Government Agency — 1.3%

	12,400,000	Export Credit Bank of Turkey, Reg S, 6.13%, due 05/03/24	12,264,375

	14,750,000	Petkim Petrokimya Holding AS, Reg S, 5.88%, due 01/26/23	14,643,985

	13,378,000	QNB Finansbank AS, Reg S, 6.88%, due 09/07/24	13,801,681

	5,000,000	TC Ziraat Bankasi AS, Reg S, 5.13%, due 09/29/23	4,821,875

	11,200,000	Turkiye Vakiflar Bankasi TAO, Reg S, 5.75%, due 01/30/23	11,028,500

			56,560,416

		Foreign Government Obligations — 4.0%

	24,100,000	Republic of Turkey, 7.63%, due 04/26/29	25,734,281

	16,544,000	Republic of Turkey, 6.75%, due 05/30/40	16,011,490

	59,402,000	Republic of Turkey, 6.00%, due 01/14/41	52,997,722

	29,600,000	Republic of Turkey, 6.63%, due 02/17/45	27,888,750

	57,813,000	Republic of Turkey, 5.75%, due 05/11/47	49,285,582

			171,917,825

		Total Turkey	230,032,241

24	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Par Value†		Description	Value ($)

		Ukraine — 2.7%

		Foreign Government Agency — 0.6%

	8,000,000	NAK Naftogaz Ukraine via Kondor Finance Plc, 144A, 7.63%, due 11/08/26	8,354,000

EUR	3,800,000	NAK Naftogaz Ukraine via Kondor Finance Plc, Reg S, 7.13%, due 07/19/24	4,504,392

	8,189,000	Oschadbank Via SSB #1 Plc, Reg S, Step Up, 9.63%, due 03/20/25	8,506,324

	5,100,000	Ukreximbank Via Biz Finance Plc, Reg S, 9.75%, due 01/22/25	5,418,750

			26,783,466

		Foreign Government Obligations — 2.1%

	3,019,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/21	3,177,498

	6,585,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/23	7,118,385

	8,585,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/24	9,301,847

	6,585,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/25	7,167,772

EUR	3,700,000	Ukraine Government International Bond, 144A, 6.75%, due 06/20/26	4,595,193

	11,019,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/26	12,065,805

	3,869,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/27	4,226,883

	35,900,000	Ukraine Government International Bond, Reg S, 9.75%, due 11/01/28	43,248,281

			90,901,664

		Total Ukraine	117,685,130

		United Arab Emirates — 0.9%

		Corporate Debt — 0.3%

	14,000,000	DP World Plc, Reg S, 4.70%, due 09/30/49	13,720,000

		Foreign Government Obligations — 0.6%

	26,300,000	Abu Dhabi Government International Bond, 144A, 3.13%, due 09/30/49	26,801,344

		Total United Arab Emirates	40,521,344

		United States — 13.3%

		Asset-Backed Securities — 0.4%

	2,353,107	Countrywide Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, Variable Rate, 1 mo. LIBOR + 0.24%, 1.90%, due 12/15/35	2,282,561

	1,164,880	Countrywide Home Equity Loan Trust, Series 05-H, Class 2A, FGIC, Variable Rate, 1 mo. LIBOR + 0.24%, 1.90%, due 12/15/35	1,137,325

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

1,704,321	Countrywide Home Equity Loan Trust, Series 06-D, Class 2A, XLCA, Variable Rate, 1 mo. LIBOR + 0.20%, 1.86%, due 05/15/36	1,628,376

9,510,340	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. LIBOR + 0.15%, 1.78%, due 11/25/36	4,634,954

9,637,144	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, Variable Rate, 1 mo. LIBOR + 0.22%, 1.85%, due 11/25/36	4,755,721

5,146,903	Wamu Asset-Backed Certificates, Series 07-HE2, Class 2A4, Variable Rate, 1 mo. LIBOR + 0.36%, 1.99%, due 04/25/37	2,742,461

		17,181,398

	Corporate Debt — 0.0%

385,402	AMBAC Assurance Corp., 144A, 5.10%, due 06/07/20	570,395

1,515,843	AMBAC LSNI LLC, 144A, Variable Rate, 3 mo. LIBOR + 5.00%, 6.94%, due 02/12/23	1,534,791

		2,105,186

	U.S. Government — 12.9%

10,000,000	U.S. Treasury Bond, 3.00%, due 02/15/47	12,903,125

79,478,700	U.S. Treasury Inflation Indexed Note, 0.13%, due 01/15/22 (d)	80,011,264

25,000,000	U.S. Treasury Note, 1.38%, due 10/31/20	25,028,320

40,000,000	U.S. Treasury Note, 1.75%, due 10/31/20	40,142,188

17,500,000	U.S. Treasury Note, 1.75%, due 12/31/20	17,586,133

38,000,000	U.S. Treasury Note, 1.38%, due 01/31/21	38,092,031

15,000,000	U.S. Treasury Note, 1.13%, due 02/28/21	15,007,031

51,000,000	U.S. Treasury Note, 1.25%, due 03/31/21	51,101,602

43,000,000	U.S. Treasury Note, 1.38%, due 05/31/21	43,191,484

35,000,000	U.S. Treasury Note, 1.13%, due 06/30/21	35,050,586

25,500,000	U.S. Treasury Note, 2.25%, due 08/15/49	28,985,332

7,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 1.55%, due 07/31/20 (e)	7,000,421

87,500,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 1.56%, due 10/31/20	87,508,230

78,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.30%, 1.81%, due 10/31/21	78,282,415

		559,890,162

	Total United States	579,176,746

	Uruguay — 1.2%

	Foreign Government Obligations

42,218,000	Uruguay Government International Bond, 5.10%, due 06/18/50	53,221,066

See accompanying notes to the financial statements.	25

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Par Value†	Description	Value ($)

	Uzbekistan — 0.2%

	Foreign Government Obligations

7,200,000	Republic of Uzbekistan Bond, Reg S, 5.38%, due 02/20/29	7,929,000

	Venezuela — 1.8%

	Foreign Government Agency — 0.7%

111,465,000	Electricidad de Caracas Finance BV, Reg S, 8.50%, due 04/10/18 (c) (f)	5,015,925

176,000,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 05/16/24 (c) (f)	17,864,000

61,967,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 11/15/26 (c) (f)	6,289,650

		29,169,575

	Foreign Government Obligations — 1.1%

19,028,000	Venezuela Government International Bond, Reg S, 7.75%, due 10/13/19 (c) (f)	2,949,340

36,600,000	Venezuela Government International Bond, Reg S, 6.00%, due 12/09/20 (c) (f)	5,673,000

23,750,000	Venezuela Government International Bond, Reg S, 12.75%, due 08/23/22 (c) (f)	3,681,250

172,793,000	Venezuela Government International Bond, Reg S, 9.00%, due 05/07/23 (c) (f)	26,782,915

68,700,000	Venezuela Government International Bond, Reg S, 11.95%, due 08/05/31 (c) (f)	10,648,500

7,000,000	Venezuela Government International Bond, 9.38%, due 01/13/34 (c) (f)	1,085,000

		50,820,005

	Total Venezuela	79,989,580

	Vietnam — 0.6%

	Foreign Government Agency — 0.5%

25,105,000	Debt and Asset Trading Corp., Reg S, 1.00%, due 10/10/25	19,730,961

	Foreign Government Obligations — 0.1%

6,498,000	Socialist Republic of Vietnam, Series 30 Yr, Variable Rate, 6 mo. LIBOR + 0.81%, 2.85%, due 03/13/28 (c)	5,864,445

	Total Vietnam	25,595,406

	Zambia — 0.3%

	Foreign Government Obligations

3,600,000	Zambia Government International Bond, Reg S, 5.38%, due 09/20/22	2,378,250

17,900,000	Zambia Government International Bond, Reg S, 8.97%, due 07/30/27	11,730,094

	Total Zambia	14,108,344

	TOTAL DEBT OBLIGATIONS (COST $4,157,685,146)	4,089,330,977

Par Value†		Description	Value ($)

		LOAN ASSIGNMENTS — 0.3%

		Chad — 0.2%

	5,772,255	Glencore UK (Chad) Loan Agreement, Tranche A, Variable Rate, 3 mo. LIBOR + 2.00%, 3.89%, due 09/30/25 (c)	4,914,498

	2,974,007	Glencore UK (Chad) Loan Agreement, Tranche B, Variable Rate, 3 mo. LIBOR + 2.25%, 4.14%, due 12/31/27 (c)	2,246,863

		Total Chad	7,161,361

		Indonesia — 0.0%

EUR	289,697	Republic of Indonesia, Indonesia Paris Club Debt, 5.10%, due 06/01/21 (b)	307,911

		Kenya — 0.1%

	6,691,667	Republic of Kenya Loan Agreement, 9.17%, due 04/10/25 (b)	6,933,242

		TOTAL LOAN ASSIGNMENTS (COST $13,997,699)	14,402,514

		LOAN PARTICIPATIONS — 1.1%

		Angola — 0.8%

	13,900,000	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 8.55%, due 12/13/23 (c)	13,761,000

	5,074,500	Republic of Angola Loan Agreement (Participation with Development Bank of Southern Africa), 6 mo. LIBOR + 6.25%, 8.55%, due 12/20/23 (c)	5,023,755

	15,833,333	Republic of Angola Loan agreement (Participation with GE Capital EFS Financing, Inc), 7.50%, due 08/30/24 (c)	14,645,833

		Total Angola	33,430,588

		Egypt — 0.0%

CHF	27,358	Paris Club Loan Agreement (Participation with Standard Chartered Bank), Zero Coupon, due 01/03/24 (b)	27,377

		Iraq — 0.3%

EUR	895,375	Republic of Iraq Paris Club Loan Agreement (Participation with Credit Suisse), 4.50%, due 12/30/27 (b)	740,697

JPY	128,758,461	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	633,270

JPY	2,318,433,288	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	11,425,828

JPY	302,926,475	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), 2.57%, due 01/01/28 (c)	1,492,966

		Total Iraq	14,292,761

26	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Par Value† / Shares		Description	Value ($)

		Russia — 0.0%

EUR	76,893,500	Russian Foreign Trade Obligations (Participation with GML International Ltd.) (c) (f)	3

		TOTAL LOAN PARTICIPATIONS (COST $69,199,030)	47,750,729

		MUTUAL FUNDS — 1.7%

		United States — 1.7%

		Affiliated Issuers — 1.7%

	14,838,144	GMO U.S. Treasury Fund	74,487,484

		TOTAL MUTUAL FUNDS (COST $74,296,430)	74,487,484

		RIGHTS/WARRANTS — 0.4%

		Argentina — 0.1%

EUR	335,089,675	Republic of Argentina GDP Linked, Variable Rate, Expires 12/15/35 (d)	2,781,335

JPY	740,189,000	Republic of Argentina GDP Linked, Variable Rate, Expires 12/15/35 (c) (d)	451,665

		Total Argentina	3,233,000

		Nigeria — 0.0%

	28,000	Central Bank of Nigeria Oil Warrants, Reg S, Variable Rate, Expires 11/15/20 (c) (d)	550,667

		Ukraine — 0.3%

	14,446,000	Government of Ukraine GDP Linked, Reg S, Variable Rate, Expires 05/31/40 (d)	14,310,569

		Uruguay — 0.0%

	4,000,000	Banco Central Del Uruguay Value Recovery Rights, Variable Rate, Expires 01/02/21 (b) (d)	—

		Venezuela — 0.0%

	1,080,062	Republic of Venezuela Oil Warrants Expires 04/15/20 (c) (d) (f)	1,080,062

		TOTAL RIGHTS/WARRANTS (COST $55,515,265)	19,174,298

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds

4,182,862	State Street Institutional Treasury Money Market Fund – Premier Class, 1.50% (g)	4,182,862

	TOTAL SHORT-TERM INVESTMENTS (COST $4,182,862)	4,182,862

	TOTAL INVESTMENTS — 97.6% (Cost $4,374,876,432)	4,249,328,864

	Other Assets and Liabilities (net) — 2.4%	103,713,634

	TOTAL NET ASSETS — 100.0%	$4,353,042,498

A summary of outstanding financial instruments at February 29, 2020 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
04/17/2020	MSCI	EUR	12,861,600	USD	14,334,329	97,227
04/17/2020	MSCI	GBP	57,311,000	USD	74,763,059	1,193,719
04/16/2020	MSCI	TRY	106,000,000	USD	17,558,969	901,808
04/17/2020	BOA	USD	13,718,864	JPY	1,500,000,000	221,131

						$2,413,885

Reverse Repurchase Agreements

Average balance outstanding	$(24,440,856)

Average interest rate (net)	(1.96)%

Maximum balance outstanding	$(69,681,984)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements. The Fund had no reverse repurchase agreements at the end of the year.

See accompanying notes to the financial statements.	27

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2020

Credit Linked Options
Principal / Notional Amount			Expiration Date	Description	Premiums Paid/ (Received) ($)	Value ($)

Put Sold	USD	24,000,000	03/10/2020	Lebanon Gap Credit Linked Put Option, Fund receives premium of 0.50% (OTC) (CP-DB) (b)	(361,333)	(3,000)

Put Sold	USD	45,000,000	01/20/2021	Republic of Philippines Credit Linked Put Option, Fund receives premium of 0.25% (OTC) (CP-DB) (b)	(644,688)	113,306

Put Sold	USD	46,000,000	04/13/2021	Lebanon Gap Credit Linked Put Option, Fund receives premium of 0.50% (OTC) (CP-DB) (b)	(947,472)	(57,500)

Put Sold	USD	9,746,000	01/24/2024	Republic of Philippines Credit Linked Put Option, Fund receives premium of 0.25% (OTC) (CP-DB) (b)	(51,004)	96,921

Put Sold	USD	50,797,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.30% (OTC) (CP-DB) (b)	(939,762)	477,153

Put Sold	USD	100,000,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.44% (OTC) (CP-DB) (b)	(3,268,222)	409,289

					$(6,212,481)	$1,036,169

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX-EMS.31.V1-5Y	USD	199,000,000	1.00%	2.33%	N/A	06/20/2024	Quarterly	$6,218,750	$10,514,165	$4,295,415

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
Commonwealth of Bahamas	DB	EUR	51,746,000	1.00%	0.73%	N/A	12/20/2020	Quarterly	7,730,397	(131,755)	(7,862,152)
Commonwealth of Bahamas	DB	EUR	44,558,436	1.00%	1.72%	N/A	06/20/2025	Quarterly	6,171,081	1,141,937	(5,029,144)
Petrobras Global Finance BV	CITI	USD	53,000,000	1.00%	1.50%	N/A	06/20/2024	Quarterly	2,755,224	1,083,247	(1,671,977)
Republic of Argentina	BOA	USD	2,500,000	5.00%	49.51%	N/A	06/20/2024	Quarterly	359,815	1,567,259	1,207,444
Republic of Argentina	CITI	USD	10,000,000	5.00%	49.51%	N/A	06/20/2024	Quarterly	1,476,727	6,269,035	4,792,308
Republic of Eucador	CSI	USD	7,500,000	5.00%	16.47%	N/A	12/20/2020	Quarterly	487,500	642,386	154,886
Republic of Lebanon	BOA	USD	7,500,000	1.00%	193.51%	N/A	12/20/2024	Quarterly	3,450,000	5,756,826	2,306,826
Republic of Lebanon	BOA	USD	3,750,000	1.00%	193.51%	N/A	12/20/2024	Quarterly	1,725,000	2,878,413	1,153,413
Republic of Lebanon	BOA	USD	3,750,000	1.00%	193.51%	N/A	12/20/2024	Quarterly	1,715,625	2,878,413	1,162,788
Republic of South Africa	GS	USD	7,400,000	1.00%	1.29%	N/A	12/20/2021	Quarterly	13,728	38,727	24,999
Republic of South Africa	GS	USD	15,000,000	1.00%	1.29%	N/A	12/20/2021	Quarterly	(13,866)	78,500	92,366
Republic of South Africa	BCLY	USD	19,000,000	1.00%	2.19%	N/A	12/20/2024	Quarterly	768,102	997,608	229,506
Republic of South Africa	GS	USD	19,000,000	1.00%	2.19%	N/A	12/20/2024	Quarterly	774,755	997,608	222,853
Republic of Turkey	GS	USD	19,000,000	1.00%	3.80%	N/A	12/20/2024	Quarterly	1,209,115	2,241,192	1,032,077
United States of Mexico	GS	USD	20,000,000	1.00%	1.78%	N/A	06/20/2029	Quarterly	1,589,641	1,253,490	(336,151)
United States of Mexico	GS	USD	20,000,000	1.00%	1.92%	N/A	09/20/2031	Quarterly	2,640,655	1,745,752	(894,903)

28	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2020

OTC Credit Default Swaps — (Continued)

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Sell Protection^:
Commonwealth of Bahamas	DB	USD	61,270,000	1.00%	0.73%	61,270,000 USD	12/20/2020	Quarterly	(7,515,364)	140,055	7,655,419
Commonwealth of Bahamas	DB	USD	3,487,000	1.00%	1.63%	3,487,000 USD	06/20/2023	Quarterly	(641,463)	(67,580)	573,883
Commonwealth of Bahamas	DB	USD	6,975,000	1.00%	1.63%	6,975,000 USD	06/20/2023	Quarterly	(1,263,915)	(135,180)	1,128,735
Commonwealth of Bahamas	DB	USD	59,796,571	1.00%	1.72%	59,796,571 USD	06/20/2025	Quarterly	(6,983,424)	(1,338,263)	5,645,161
Republic of Brazil	JPM	USD	10,000,000	1.00%	2.23%	10,000,000 USD	03/20/2030	Quarterly	(1,418,590)	(1,026,326)	392,264
Republic of Malaysia	CITI	USD	17,200,000	1.00%	0.99%	17,200,000 USD	12/20/2028	Quarterly	(845,599)	19,659	865,258
Russia	GS	USD	2,436,000	1.00%	1.08%	2,436,000 USD	12/20/2025	Quarterly	(238,041)	(10,954)	227,087
Russia	GS	USD	8,487,000	1.00%	1.21%	8,487,000 USD	12/20/2026	Quarterly	(1,059,663)	(114,326)	945,337

									$12,887,440	$26,905,723	$14,018,283

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of February 29, 2020, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Cross-Currency Basis Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month EURIBOR plus a spread of (0.35)%	3 Month USD LIBOR	JPM	EUR	122,436,000	09/11/2020	Quarterly	$—	$590,334	$590,334

OTC Cross-Currency Interest Rate Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
(0.22)%	3 Month USD LIBOR	GS	JPY	14,852,761,000	04/28/2025	Quarterly	$—	$(5,756,010)	$(5,756,010)

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
0.74%	6 Month GBP LIBOR	GBP	28,500,000	12/15/2049	Semi-Annual	(196,553)	(225,692)	(29,139)
0.53%	6 Month EURIBOR	EUR	30,000,000	01/24/2050	Semi-Annual	(29,167)	(4,010,647)	(3,981,480)

						$(225,720)	$(4,236,339)	$(4,010,619)

See accompanying notes to the financial statements.	29

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2020

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation)
Total Return on JPEICORE Index Short Swap	3 Month USD LIBOR plus a spread of (0.05)%	JPM	USD	8,999,999	04/22/2020	Monthly	$—	$71,694	$71,694

As of February 29, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Security is backed by U.S. Treasury Bonds.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	Investment valued using significant unobservable inputs (Note 2).

(d)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).
(e)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(f)	Security is in default.

(g)	The rate disclosed is the 7 day net yield as of February 29, 2020.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 56.

30	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO High Yield Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Structured Products team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class VI shares of GMO High Yield Fund returned +6.40% (net) for the fiscal year ended February 29, 2020, as compared with +5.54% for the Markit iBoxx USD Liquid High Yield Index.

The Fund was invested in a mix of index portfolio products as well as cash high yield bonds. During the fiscal year, the Fund moved exposures between different products based on changes in the model’s alpha signals as well as other factors. Absolute performance was driven by high yield-based ETFs and credit default swaps, which were top contributors for the period. BB-rated and short-dated B–CCC bonds also contributed positively during the period, as did fallen angel bonds (bonds originally issued as investment grade that have since been downgraded to below investment grade).

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

GMO High Yield Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $300,000,000 Investment in

GMO High Yield Fund Class VI Shares and the Markit iBoxx USD Liquid High Yield Index

As of February 29, 2020

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 29, 2020. All information is unaudited.

GMO High Yield Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Investment Funds	39.0%
Short-Term Investments	30.9
Debt Obligations	29.8
Swap Contracts	0.4
Mutual Funds	0.2
Futures Contracts	0.0 ^
Forward Currency Contracts	(0.4)
Reverse Repurchase Agreements	(0.4)
Other	0.5

100.0%

Industry Group Summary¤	% of Investments
Communications	22.8%
Consumer Cyclical	16.3
Consumer Non-Cyclical	13.2
Energy	9.8
Capital Goods	7.1
Technology	6.7
Basic Industry	5.9
Finance Companies	4.8
Electric	2.6
Insurance	2.1
Industrial Other	1.9
REITS	1.8
Banking	1.2
Transportation	1.1
Brokerage – Asset Management	0.1

97.4%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table excludes short-term investments and mutual funds, if any. The table includes exposure through the use of certain derivative financial instruments and excludes exposures through certain currency linked derivatives such as forward currency contracts. The table takes in account the market values of securities and the notional amounts of swaps. The table is not normalized, thus the table may not total to 100%.

^	Rounds to 0.0%.

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2020

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 29.8%

	Australia — 0.3%

	Corporate Debt — 0.3%

500,000	Virgin Australia Holdings Ltd, 144A, 7.88%, due 10/15/21	463,750

	Canada — 0.8%

	Corporate Debt — 0.8%

404,000	Quebecor Media, Inc., 5.75%, due 01/15/23	428,442

375,000	Taseko Mines Ltd, 144A, 8.75%, due 06/15/22	337,500

500,000	Tervita Corp., 144A, 7.63%, due 12/01/21	505,000

	Total Canada	1,270,942

	Finland — 0.2%

	Corporate Debt — 0.2%

375,000	Nokia Oyj, 4.38%, due 06/12/27	395,561

	Italy — 1.8%

	Corporate Debt — 1.8%

1,375,000	Intesa Sanpaolo SpA, 144A, 5.02%, due 06/26/24	1,447,719

1,375,000	Telecom Italia SpA, 144A, 5.30%, due 05/30/24	1,467,812

	Total Italy	2,915,531

	Luxembourg — 0.3%

	Corporate Debt — 0.3%

375,000	Intelsat Jackson Holdings SA, 144A, 9.50%, due 09/30/22	424,688

	New Zealand — 0.4%

	Corporate Debt — 0.4%

750,000	Trilogy International Partners LLC / Trilogy International Finance, Inc., 144A, 8.88%, due 05/01/22	693,282

	United States — 26.0%

	Corporate Debt — 24.1%

375,000	Acadia Healthcare Co., Inc., 6.13%, due 03/15/21	375,938

750,000	ADT Security Corp. (The), 4.13%, due 06/15/23	764,531

875,000	Alcoa Nederland Holding BV, 144A, 6.13%, due 05/15/28	898,012

750,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A, 10.00%, due 04/01/22	639,165

750,000	Brinker International, Inc., 144A, 5.00%, due 10/01/24	782,250

250,000	Cablevision Systems Corp., 5.88%, due 09/15/22	262,538

Par Value† / Shares	Description	Value ($)

	United States — continued

	Corporate Debt — continued

375,000	CDK Global, Inc., 144A, 5.25%, due 05/15/29	399,844

625,000	CEC Entertainment, Inc., 8.00%, due 02/15/22	606,250

1,250,000	Century Aluminum Co., 144A, 7.50%, due 06/01/21	1,240,625

625,000	CF Industries, Inc., 4.95%, due 06/01/43	663,000

750,000	Clean Harbors, Inc., 144A, 4.88%, due 07/15/27	783,525

875,000	CSC Holdings LLC, 6.75%, due 11/15/21	925,767

825,000	Denbury Resources, Inc., 144A, 9.00%, due 05/15/21	721,875

375,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 144A, 5.38%, due 08/15/26	345,758

625,000	DISH DBS Corp., 5.88%, due 07/15/22	652,156

1,125,000	DPL, Inc., 7.25%, due 10/15/21	1,164,375

250,000	Edgewell Personal Care Co., 4.70%, due 05/24/22	255,970

750,000	EnLink Midstream Partners LP, 4.40%, due 04/01/24	684,548

1,000,000	EnLink Midstream Partners LP, 4.15%, due 06/01/25	845,200

1,375,000	EQM Midstream Partners LP, 4.75%, due 07/15/23	1,265,000

875,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.50%, due 05/01/21 (a)	752,500

875,000	Fidelity & Guaranty Life Holdings, Inc., 144A, 5.50%, due 05/01/25	971,250

750,000	Fortress Transportation & Infrastructure Investors LLC, 144A, 6.75%, due 03/15/22	751,515

375,000	Genworth Holdings, Inc., 7.20%, due 02/15/21	378,750

1,125,000	Goodyear Tire & Rubber Co. (The), 5.00%, due 05/31/26	1,106,775

1,000,000	Graphic Packaging International LLC, 144A, 4.75%, due 07/15/27	1,090,000

250,000	HC2 Holdings, Inc., 144A, 11.50%, due 12/01/21	252,500

750,000	Hecla Mining Co., 6.88%, due 05/01/21	751,650

250,000	Hillman Group, Inc. (The), 144A, 6.38%, due 07/15/22	224,219

375,000	Hughes Satellite Systems Corp., 5.25%, due 08/01/26	411,094

875,000	Lee Enterprises, Inc., 144A, 9.50%, due 03/15/22	876,094

1,000,000	Mack-Cali Realty LP, REIT, 4.50%, due 04/18/22	1,030,529

250,000	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 144A, 7.88%, due 10/01/22	240,157

750,000	Navient Corp., 5.50%, due 01/25/23	766,875

1,595,000	Netflix, Inc., 5.88%, due 02/15/25	1,792,381

See accompanying notes to the financial statements.	35

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Par Value† / Shares	Description	Value ($)

	United States — continued

	Corporate Debt — continued

500,000	Nielsen Finance LLC / Nielsen Finance Co., 144A, 5.00%, due 04/15/22	497,500

375,000	NuStar Logistics LP, 6.75%, due 02/01/21	382,538

750,000	NuStar Logistics LP, 5.63%, due 04/28/27	765,150

202,000	Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 144A, 6.63%, due 05/15/22	200,424

750,000	Owens-Brockway Glass Container, Inc., 144A, 5.00%, due 01/15/22	772,500

689,000	Pitney Bowes, Inc., 5.20%, due 04/01/23	689,000

1,250,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144A, 5.25%, due 04/15/24	1,293,750

825,000	Pyxus International, Inc., 144A, 8.50%, due 04/15/21	789,938

375,000	QEP Resources, Inc., 5.25%, due 05/01/23	331,950

500,000	RR Donnelley & Sons Co., 7.88%, due 03/15/21	514,375

1,125,000	Sealed Air Corp., 144A, 5.13%, due 12/01/24	1,206,562

375,000	Senior Housing Properties Trust, REIT, 4.75%, due 02/15/28	392,810

375,000	Sensata Technologies BV, 144A, 5.00%, due 10/01/25	394,725

875,000	TerraForm Power Operating LLC, 144A, 4.25%, due 01/31/23	889,236

500,000	Trinity Industries, Inc., 4.55%, due 10/01/24	524,183

875,000	United Airlines Holdings, Inc., 4.88%, due 01/15/25	879,375

625,000	Urban One, Inc., 144A, 7.38%, due 04/15/22	620,313

125,000	Vertiv Intermediate Holding Corp., 144A, 12.00%, due 02/15/22	128,750

1,125,000	Wyndham Destinations, Inc., 5.40%, due 04/01/24	1,206,562

750,000	Xerox Corp., 4.13%, due 03/15/23	765,015

	Total Corporate Debt	38,917,272

	U.S. Government — 1.9%

2,900,000	U.S. Treasury Note, 1.13%, due 04/30/20	2,898,497

150,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 1.54%, due 04/30/20 (b)	150,002

	Total U.S. Government	3,048,499

	Total United States	41,965,771

	TOTAL DEBT OBLIGATIONS (COST $48,089,311)	48,129,525

	Par Value† / Shares	Description	Value ($)

		INVESTMENT FUNDS — 39.0%

		United States — 39.0%

	730,870	iShares iBoxx $ High Yield Corporate Bond ETF	62,884,055

		TOTAL INVESTMENT FUNDS (COST $63,587,532)	62,884,055

		MUTUAL FUNDS — 0.2%

		United States — 0.2%

		Affiliated Issuers — 0.2%

	76,729	GMO U.S. Treasury Fund	385,180

		TOTAL MUTUAL FUNDS (COST $385,180)	385,180

		SHORT-TERM INVESTMENTS — 30.9%

		Foreign Government Obligations — 22.6%

JPY	1,396,000,000	Japan Treasury Discount Bill, Zero Coupon, due 04/06/20	12,944,132

JPY	1,088,000,000	Japan Treasury Discount Bill, Zero Coupon, due 04/13/20	10,088,531

JPY	1,450,000,000	Japan Treasury Discount Bill, Zero Coupon, due 05/18/20	13,447,361

		Total Foreign Government Obligations	36,480,024

		Money Market Funds — 5.4%

	8,784,771	State Street Institutional Treasury Money Market Fund-Premier Class, 1.50% (c)	8,784,771

		U.S. Government — 2.9%

	4,000,000	U.S. Treasury Bill, 1.35%, due 04/07/20 (d)	3,994,389

	677,000	U.S. Treasury Bill, 1.32%, due 04/21/20 (d)	675,729

		Total U.S. Government	4,670,118

		TOTAL SHORT-TERM INVESTMENTS (COST $49,134,529)	49,934,913

		TOTAL INVESTMENTS — 99.9% (Cost $161,196,552)	161,333,673

		Other Assets and Liabilities (net) — 0.1%	115,807

		TOTAL NET ASSETS — 100.0%	$161,449,480

36	See accompanying notes to the financial statements.

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2020

A summary of outstanding financial instruments at February 29, 2020 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
04/06/2020	GS	JPY	1,731,000,000	USD	16,005,089	(73,307)
04/13/2020	JPM	JPY	544,000,000	USD	4,985,676	(68,940)
04/13/2020	MSCI	JPY	544,000,000	USD	4,986,746	(67,870)
05/18/2020	GS	JPY	1,450,000,000	USD	13,011,229	(483,540)
04/06/2020	CITI	USD	3,037,681	JPY	335,000,000	73,968

						$(619,689)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
18	U.S. Treasury Note 2 Yr. (CBT)	June 2020	3,929,906	18,869
14	U.S. Treasury Note 5 Yr. (CBT)	June 2020	1,718,500	15,409
18	U.S. Treasury Note 10 Yr. (CBT)	June 2020	2,425,500	37,354

			$8,073,906	$71,632

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Reverse Repurchase Agreements(e)

Face Value		Description	Value ($)

USD	(674,715)	Barclays Bank PLC, 0.75%, dated 10/31/19 (collateral: Ferrellgas LP/Ferrellgas Finance Corp., 6.50%, due 05/01/21), to be repurchased on demand at face value plus accrued interest.	(674,715)

			$(674,715)

		Average balance outstanding	$(2,566,312)

		Average interest rate (net)	0.93%

		Maximum balance outstanding	$(5,660,174)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Sell Protection^:
CDX.NA.HYS.33.V2-5Y	USD	14,826,240	5.00%	3.71%	14,826,240 USD	12/20/2024	Quarterly	$984,091	$801,610	$(182,481)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of February 29, 2020, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

See accompanying notes to the financial statements.	37

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2020

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3 Month USD LIBOR	Total Return on iBoxx High Yield Corp. ETF	JPM	USD	28,532,001	03/20/2020	Quarterly	—	4,326	4,326
3 Month USD LIBOR	Total Return on iBoxx High Yield Corp. ETF	MSCI	USD	1,800,001	06/20/2020	Quarterly	—	(42,061)	(42,061)
3 Month USD LIBOR	Total Return on iBoxx High Yield Corp. ETF	GS	USD	779,999	06/20/2020	Quarterly	(2,894)	(9,119)	(6,225)
3 Month USD LIBOR	Total Return on iBoxx High Yield Corp. ETF	JPM	USD	4,900,000	06/20/2020	Quarterly	(17,919)	(87,900)	(69,981)

							$(20,813)	$(134,754)	$(113,941)

As of February 29, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements.
(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(c)	The rate disclosed is the 7 day net yield as of February 29, 2020.

(d)	The rate shown represents yield-to-maturity.

(e)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 56.

38	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Structured Products team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the Bloomberg Barclays U.S. Securitized Index* is included for comparative purposes.

Class VI shares of GMO Opportunistic Income Fund returned +5.45% (net) for the fiscal year ended February 29, 2020, as compared with +7.69% for the Bloomberg Barclays U.S. Securitized Index.

Absolute performance was driven by sector allocations such as Residential Mortgage-Backed Securities, Commercial Mortgage-Backed Securities, and Student Loans, which were the top contributors of the fiscal year. Securitizations related to corporate debt markets, such as Collateralized Loan Obligations, also outperformed, contributing positively throughout the fiscal year. In asset-backed products, such as Small Balance Commercial Asset-Backed Securities (ABS) and Auto ABS, the Fund added value in less volatile, shorter duration markets. Finally, the Fund’s hedge positions in long interest-rate futures also contributed positively during the fiscal year. The Fund’s hedge positions in synthetic credit products detracted during the fourth quarter of 2019.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $300,000,000 Investment in

GMO Opportunistic Income Fund^ Class VI Shares and the Bloomberg Barclays U.S. Securitized Index

As of February 29, 2020

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 29, 2020. All information is unaudited.

*	Beginning December 21, 2015 the pricing source for certain fixed income assets of the Fund changed, which may have had a material impact on the Fund’s performance for the period shown.

^

Effective February 12, 2014, GMO Opportunistic Income Fund (the “Acquired Fund”) merged into GMO Short-Duration Collateral Fund (the “Acquiring Fund”) and the surviving entity was renamed GMO Opportunistic Income Fund. For accounting and financial reporting purposes, the Acquired Fund is the surviving entity, meaning that the combined entity adopted the historical financial reporting and performance history of the Acquired Fund. The information shown prior to February 12, 2014 is that of the Acquired Fund and reflects the Acquired Fund’sperformance.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Debt Obligations	91.9%
Short-Term Investments	5.1
Mutual Funds	1.2
Swap Contracts	0.7
Purchased Options	0.2
Futures Contracts	0.0 ^
Forward Currency Contracts	0.0 ^
Written Options	(0.2)
Other	1.1

100.0%

Industry Sector Summary	% of Debt Obligations
Student Loans – Private	19.9%
Collateralized Loan Obligations	19.8
Commercial Mortgage-Backed Securities	13.5
Residential Mortgage-Backed Securities – Other	13.4
Small Balance Commercial Mortgages	12.2
Student Loans – Federal Family Education Loan Program	7.5
Residential Mortgage-Backed Securities – Prime	4.5
Residential Mortgage-Backed Securities – Subprime	2.8
U.S. Government	2.0
U.S. Government Agency	1.6
Residential Mortgage-Backed Securities – Alt-A	1.4
CMBS Collateralized Debt Obligations	1.0
Time Share	0.3
Auto Retail Subprime	0.1

100.0%

&

In the table above, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

^	Rounds to 0.0%.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2020

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 91.9%

	Asset-Backed Securities — 88.6%

	Auto Retail Subprime — 0.1%

678,551	CPS Auto Receivables Trust, Series 15-C, Class D, 144A, 4.63%, due 08/16/21	683,711

	CMBS Collateralized Debt Obligations — 0.9%

1,074,646	ARCap 2005-1 Resecuritization Trust, Series 05-1A, Class A, 144A, 5.45%, due 12/21/42	1,080,449

8,586,000	ARCap 2005-1 Resecuritization Trust, Series 05-1A, Class B, 144A, 5.55%, due 12/21/42	3,722,890

430,206	Capitalsource Real Estate Loan Trust, Series 06-1A, Class B, 144A, Variable Rate, 3 mo. LIBOR + 0.39%, 2.24%, due 01/20/37 (a)	428,055

2,318,670	GS Mortgage Securities Corp., Series 06-CC1, Class A, 144A, Variable Rate, 5.33%, due 03/21/46	2,264,413

	Total CMBS Collateralized Debt Obligations	7,495,807

	Collateralized Loan Obligations — 18.2%

11,666,000	ACIS CLO Ltd., Series 15-6A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.59%, 3.35%, due 05/01/27	11,699,773

1,905,000	Apex Credit CLO II Ltd., Series 15-2A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 1.90%, 3.73%, due 10/17/26	1,864,465

514,380	BFNS LLC, Series 17-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.98%, 2.77%, due 01/25/29	514,382

4,222,400	Catamaran CLO Ltd., Series 13-1A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 1.80%, 3.59%, due 01/27/28	4,130,187

1,588,529	CIFC Funding Ltd., Series 15-2A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 0.78%, 2.61%, due 04/15/27	1,588,821

5,510,000	Crestline Denali CLO XVI Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 2.94%, due 01/20/30	5,477,766

4,161,000	ECP CLO Ltd., Series 18-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.14%, 2.96%, due 04/22/30	4,135,206

1,259,600	Garrison BSL CLO Ltd., Series 18-1A, Class B, 144A, Variable Rate, 3 mo. LIBOR + 1.65%, 3.49%, due 07/17/28	1,256,969

11,360,000	Garrison BSL CLO Ltd., Series 18-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.97%, 2.81%, due 07/17/28	11,326,034

6,001,964	Halcyon Loan Advisors Funding Ltd., Series 12-1A, Class B, 144A, Variable Rate, 3 mo. LIBOR + 3.00%, 4.69%, due 08/15/23	6,006,976

1,465,400	Madison Park Funding XII Ltd, Series 14-12A, Class CR, 144A, Variable Rate, 3 mo. LIBOR + 2.35%, 4.17%, due 07/20/26	1,466,100

Par Value† / Shares	Description	Value ($)

	Collateralized Loan Obligations — continued

15,030,900	Mountain View CLO Ltd., Series 15-9A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 2.95%, due 07/15/31	14,910,668

8,166,264	Newfleet CLO Ltd., Series 16-1A, Class CR,144A, Variable Rate, 3 mo. LIBOR + 2.00%, 3.82%, due 04/20/28	8,112,987

6,910,385	Palmer Square Loan Funding Ltd., Series 18-4A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 0.90%, 2.59%, due 11/15/26	6,914,476

2,015,360	Saranac CLO III Ltd, Series 14-3A, Class ALR, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 3.03%, due 06/22/30	2,014,250

7,880,500	Saratoga Investment Corp. CLO Ltd., Series 13-1A, Class BR2, 3 mo. LIBOR + 2.30%, 4.12%, due 01/20/30	7,887,120

2,845,600	Shackleton CLO Ltd., Series 13-4RA, Class A1A, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 2.85%, due 04/13/31	2,817,924

16,974,000	Sound Point CLO II Ltd., Series 13-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.07%, 2.86%, due 01/26/31	16,850,480

6,235,025	Sound Point CLO XIX Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 1.00%, 2.83%, due 04/15/31	6,162,873

4,993,200	Venture CLO Ltd., Series 18-32A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 2.92%, due 07/18/31	4,965,403

2,496,000	Venture XII CLO Ltd., Series 12-12A, Class BRR, 144A, Variable Rate, 3 mo. LIBOR + 1.20%, 2.81%, due 02/28/26	2,481,129

1,568,784	Voya CLO Ltd., Series 14-3A, Class A2A, 144A, Variable Rate, 3 mo. LIBOR + 1.90%, 3.69%, due 07/25/26	1,569,984

1,159,443	WhiteHorse IX Ltd, Series 14-9A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.16%, 3.00%, due 07/17/26	1,160,440

6,750,000	Zais CLO 1 Ltd., Series 14-1A, Class A1BR, 144A, Variable Rate, 3 mo. LIBOR + 1.50%, 3.33%, due 04/15/28	6,682,817

20,250,000	Zais CLO 1 Ltd., Series 14-1A, Class A1AR, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 2.98%, due 04/15/28	20,252,349

1,918,200	Zais CLO 8 Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 2.78%, due 04/15/29	1,899,935

	Total Collateralized Loan Obligations	154,149,514

	Commercial Mortgage-Backed Securities — 12.4%

8,448,000	Barclays Commercial Mortgage Trust, Series 18-CHRS, Class E, 144A, Variable Rate, 4.27%, due 08/05/38	8,033,631

7,000,000	Commercial Mortgage Trust, Series 15-CR24, Class A5, 3.70%, due 08/10/48	7,710,680

6,334,436	Commercial Mortgage Trust, Series 15-CR25, Class A4, 3.76%, due 08/10/48	7,006,362

See accompanying notes to the financial statements.	43

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Par Value† / Shares	Description	Value ($)

	Commercial Mortgage-Backed Securities — continued

250,674	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFL, Variable Rate, 1 mo. LIBOR + 0.25%, 1.91%, due 04/15/37	237,686

198,049	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFX, 4.88%, due 04/15/37	198,847

6,372,761	CSAILCommercial Mortgage Trust, Series 15-C3, Class A4, 3.72%, due 08/15/48	7,015,225

6,101,601	GS Mortgage Securities Corp., Series 16-GS2, Class D, 144A, 2.75%, due 05/10/49	5,598,097

5,618,916	GS Mortgage Securities Trust, Series 15-GS1, Class A3, 3.73%, due 11/10/48	6,210,548

8,000,000	Jackson Park Trust, Series 19-LIC, Class E, 144A, Variable Rate, 3.24%, due 10/14/39	7,853,490

1,326,589	LB-UBS Commercial Mortgage Trust, Series 04-C6, Class K, 144A, Variable Rate, 6.31%, due 08/15/36	1,369,600

10,458,682	Merrill Lynch Mortgage Investors Trust, Series 98-C1, Class F, Variable Rate, 6.25%, due 11/15/26	10,634,388

4,000,000	MKT Mortgage Trust, Series 20-525M, Class E, 144A, Variable Rate, 2.94%, due 02/12/40	4,062,096

2,505,000	MKT Mortgage Trust, Series 20-525M, Class F, 144A, Variable Rate, 2.94%, due 02/12/40	2,417,408

1,201,206	Morgan Stanley Dean Witter Capital I Trust, Series 01-TOP3, Class F, 144A, Variable Rate, 7.79%, due 07/15/33	1,128,521

13,314,000	Union Station District of Columbia, Series 2018-USDC, Class E, 144A, Variable Rate, 4.49%, due 05/13/38	14,596,315

2,550,000	WaMu Commercial Mortgage Securities Trust, Series 06-SL1, Class E, 144A, Variable Rate, 3.90%, due 11/23/43	2,550,366

8,270,894	WaMu Commercial Mortgage Securities Trust, Series 07-SL3, Class G, 144A, Variable Rate, 4.55%, due 03/23/45	8,364,892

1,717,000	Wells Fargo Commercial Mortgage Trust, Series 13-BTC, Class D, 144A, Variable Rate, 3.55%, due 04/16/35	1,762,065

8,563,000	Wells Fargo Commercial Mortgage Trust, Series 13-BTC, Class F, 144A, Variable Rate, 3.55%, due 04/16/35	8,477,238

	Total Commercial Mortgage-Backed Securities	105,227,455

	Residential Mortgage-Backed Securities — Other — 12.3%

1,076,990	ACE Securities Corp. Home Equity Loan Trust, Series 06-ASL1, Class A, Variable Rate, 1 mo. LIBOR + 0.28%, 1.91%, due 02/25/36	425,973

20,027,642	American Home Mortgage Investment Trust, Series 06-2, Class 4A, Variable Rate, 1 mo. LIBOR + 0.36%, 1.99%, due 02/25/36	2,378,283

13,743,281	BankAmerica Manufactured Housing Contract Trust, Series 98-1, Class B2, Variable Rate, 8.00%, due 08/10/25	8,824,087

Par Value† / Shares	Description	Value ($)

	Residential Mortgage-Backed Securities — Other — continued

5,589,469	BCMSC Trust, Series 99-A, Class M1, Variable Rate, 6.79%, due 03/15/29	5,433,942

8,834,023	BCMSC Trust, Series 99-B, Class A4, Variable Rate, 7.30%, due 12/15/29	2,682,330

2,928,137	BCMSC Trust, Series 00-A, Class A4, Variable Rate, 8.29%, due 06/15/30	1,114,306

535,987	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, Variable Rate, 1 mo. LIBOR + 0.32%, 1.95%, due 02/25/37	499,591

2,721,174	Conseco Finance Corp., Series 97-5, Class B1, Variable Rate, 6.97%, due 05/15/29	2,672,076

5,413,302	Conseco Finance Securitizations Corp., Series 01-3, Class M1, Variable Rate, 7.15%, due 05/01/33	5,355,946

5,851,021	Conseco Financial Corp., Series 97-6, Class M1, Variable Rate, 7.21%, due 01/15/29	5,996,694

3,052,937	Conseco Financial Corp., Series 98-6, Class M1, Variable Rate, 6.63%, due 06/01/30	2,968,413

1,336,911	Countrywide Home Equity Loan Trust, Series 07-E, Class A, FSA, Variable Rate, 1 mo. LIBOR + 0.15%, 1.81%, due 06/15/37	1,275,086

9,820,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 17-DNA3, Class M2, Variable Rate, 1 mo. LIBOR + 2.50%, 4.13%, due 03/25/30	10,135,226

415,764	GMACM Home Equity Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + 0.50%, 2.13%, due 10/25/34	390,181

7,100,666	GMACM Home Equity Loan Trust, Series 07-HE3, Class 2A1, Variable Rate, 7.00%, due 09/25/37	7,164,768

5,755,389	Home Equity Loan Trust, Series 05-HS1, Class AI4, Step Up, 5.61%, due 09/25/35	2,303,835

30,541,192	Home Equity Mortgage Loan Asset-Backed Trust, Series 06-A, Class A, Variable Rate, 1 mo. LIBOR + 0.26%, 1.89%, due 06/25/36	2,681,788

14,070,756	Home Loan Trust, Series 06-HI4, Class A4, Step Up, 5.72%, due 09/25/36	10,054,001

13,197,279	Home Loan Trust, Series 07-HI1, Class A4, Step Up, 6.43%, due 03/25/37	6,168,974

4,070,852	Master Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + 0.32%, 1.95%, due 03/25/36	657,043

547,955	Mellon Re-REMIC Pass-Through Trust, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 1.87%, due 02/26/34	522,528

14,105,301	New Century Home Equity Loan Trust, Series 06-S1, Class A2A, Variable Rate, 1 mo. LIBOR + 0.20%, 1.83%, due 03/25/36	906,858

8,045,953	New Century Home Equity Loan Trust, Series 06-S1, Class A1, Variable Rate, 1 mo. LIBOR + 0.34%, 1.97%, due 03/25/36	517,197

21,451,396	New Century Home Equity Loan Trust, Series 06-S1, Class A2B, Variable Rate, 1 mo. LIBOR + 0.40%, 2.03%, due 03/25/36	1,378,797

44	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Par Value† / Shares	Description	Value ($)

	Residential Mortgage-Backed Securities — Other — continued

1,007,094	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 05-S3, Class M1, Variable Rate, 1 mo. LIBOR + 0.90%, 2.53%, due 08/25/35	1,223,192

6,760,866	Oakwood Mortgage Investors, Inc., Series 99-C, Class A2, 7.48%, due 08/15/27	6,509,755

1,585,944	Oakwood Mortgage Investors, Inc., Series 98-A, Class B1, Variable Rate, 7.50%, due 05/15/28	1,674,144

2,209,804	Oakwood Mortgage Investors, Inc., Series 98-D, Class M1, 144A, 7.42%, due 01/15/29	2,283,540

5,066,142	Oakwood Mortgage Investors, Inc., Series 99-E, Class A1, Variable Rate, 7.61%, due 03/15/30	4,367,767

10,620,071	Oakwood Mortgage Investors, Inc., Series 00-D, Class A4, Variable Rate, 7.40%, due 07/15/30	4,381,262

1,234,002	Oakwood Mortgage Investors, Inc., Series 01-D, Class A4, Variable Rate, 6.93%, due 09/15/31	1,004,121

823,255	Oakwood Mortgage Investors, Inc., Series 01-E, Class A3, 5.69%, due 12/15/31	810,099

	Total Residential Mortgage-Backed Securities — Other	104,761,803

	Residential Mortgage-Backed Securities — Prime — 4.1%

1,331,014	Bear Stearns ARM Trust, Series 05-6, Class 3A1, Variable Rate, 4.32%, due 08/25/35	1,340,706

1,233,728	Bear Stearns ARM Trust, Series 05-9, Class A1, Variable Rate, U.S. Treasury Yield 1 Year CMT + 2.30%, 4.27%, due 10/25/35	1,270,020

796,086	Citigroup Mortgage Loan Trust, Series 05-3, Class 2A2, Variable Rate, 4.49%, due 08/25/35	796,988

5,728,606	CSMC Mortgage-Backed Trust, Series 07-4, Class 2A1, 6.00%, due 06/25/37	4,955,256

2,323,155	IndyMac INDA Mortgage Loan Trust, Series 06-AR3, Class 1A1, Variable Rate, 3.85%, due 12/25/36	2,213,692

1,669,497	IndyMac INDA Mortgage Loan Trust, Series 07-AR1, Class 1A1, Variable Rate, 3.81%, due 03/25/37	1,597,718

2,038,719	RFMSI Trust, Series 05-SA4, Class 2A2, Variable Rate, 4.52%, due 09/25/35	2,035,167

1,591,946	WaMu Mortgage Pass-Through Certificates, Series 05-AR10, Class 1A3, Variable Rate, 4.13%, due 09/25/35	1,609,991

1,617,557	WaMu Mortgage Pass-Through Certificates, Series 06-AR19, Class 2A, Variable Rate, COFI + 1.25%, 2.29%, due 01/25/47	1,624,868

16,957,146	Washington Mutual Mortgage Pass-Through Certificates, Series 07-5, Class A6, 6.00%, due 06/25/37	17,635,212

	Total Residential Mortgage-Backed Securities — Prime	35,079,618

Par Value† / Shares	Description	Value ($)

	Residential Mortgage-Backed Securities — Subprime — 2.6%

1,788,863	Asset Backed Funding Certificates, Series 05-AQ1, Class A5, Step Up, 4.69%, due 06/25/35	1,932,577

2,578,393	BCAP LLC, Series 14-RR2, Class 11A3, 144A, Variable Rate, 2.66%, due 05/26/37	2,487,961

1,723,153	Bear Stearns Asset Backed Securities I Trust, Series 05-TC2, Class M3, Variable Rate, 1 mo. LIBOR + 1.08%, 2.71%, due 08/25/35	1,732,629

3,296,075	Bear Stearns Asset Backed Securities I Trust, Series 05-TC2, Class M4, Variable Rate, 1 mo. LIBOR + 1.88%, 3.50%, due 08/25/35	3,306,714

2,651,865	Bear Stearns Asset-Backed Securities, Inc., Series 07-AQ1, Class A1, Variable Rate, 1 mo. LIBOR + 0.11%, 1.74%, due 04/25/31 (b)	5,879,980

3,822,018	Bravo Mortgage Asset Trust, Series 06-1A, Class M1,144A, Variable Rate, 1 mo. LIBOR + 0.40%, 2.03%, due 07/25/36	3,539,074

1,652,582	CHL Mortgage Pass-Through Trust, Series 04-HYB6, Class A2, Variable Rate, 3.93%, due 11/20/34	1,713,718

1,686,400	GSAA Trust, Series 05-1, Class M1, Step Up, 5.30%, due 11/25/34	1,722,211

	Total Residential Mortgage-Backed Securities — Subprime	22,314,864

	Residential Mortgage-Backed Securities — Alt-A — 1.3%

843,989	Alternative Loan Trust, Series 04-J11, Class 1CB1, 5.50%, due 11/25/34	890,937

2,100,070	Alternative Loan Trust, Series 06-7CB, Class 1A1, Variable Rate, 1 mo. LIBOR + 0.70%, 2.33%, due 05/25/36	1,147,771

2,225,866	Alternative Loan Trust, Series 06-28CB, Class A1, Variable Rate, 1 mo. LIBOR + 0.70%, 2.33%, due 10/25/36	1,174,398

3,161,496	Bear Stearns Asset Backed Securities I Trust, Series 04-AC5, Class A1, Step Up, 5.75%, due 10/25/34	3,271,937

5,124,322	Citigroup Mortgage Loan Trust, Inc., Series 06-AR5, Class 2A2A, Variable Rate, 3.76%, due 07/25/36	3,566,079

1,161,625	JP Morgan Resecuritization Trust, Series 09-10, Class 7A1, 144A, Variable Rate, 6.05%, due 02/26/37	1,232,748

	Total Residential Mortgage-Backed Securities — Alt-A	11,283,870

	Small Balance Commercial Mortgages — 11.2%

486,644	Bayview Commercial Asset Trust, Series 04-1, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.84%, 2.47%, due 04/25/34	481,820

440,729	Bayview Commercial Asset Trust, Series 04-1, Class M2, 144A, Variable Rate, 1 mo. LIBOR + 1.80%, 3.43%, due 04/25/34	439,113

See accompanying notes to the financial statements.	45

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Par Value† / Shares	Description	Value ($)

	Small Balance Commercial Mortgages — continued

489,817	Bayview Commercial Asset Trust, Series 04-1, Class B, 144A, Variable Rate, 1 mo. LIBOR + 2.85%, 4.48%, due 04/25/34	490,043

4,895,856	Bayview Commercial Asset Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.31%, 1.94%, due 08/25/35	4,695,301

2,527,854	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 0.39%, 2.02%, due 01/25/36	2,442,297

1,402,274	Bayview Commercial Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.38%, 2.01%, due 04/25/36	1,343,415

2,004,074	Bayview Commercial Asset Trust, Series 06-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.23%, 1.86%, due 07/25/36	1,926,259

4,099,359	Bayview Commercial Asset Trust, Series 06-2A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 0.28%, 1.91%, due 07/25/36	3,946,696

5,589,928	Bayview Commercial Asset Trust, Series 06-3A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 1.88%, due 10/25/36	5,352,093

2,683,296	Bayview Commercial Asset Trust, Series 07-1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.22%, 1.85%, due 03/25/37	2,546,718

2,189,377	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.24%, 1.87%, due 07/25/37	2,082,762

9,015,128	Bayview Commercial Asset Trust, Series 07-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + 0.27%, 1.90%, due 07/25/37	8,570,091

5,805,681	Bayview Commercial Asset Trust, Series 07-2A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + 0.32%, 1.95%, due 07/25/37	5,439,356

1,411,746	Bayview Commercial Asset Trust, Series 07-6A, Class A3B, 144A, Variable Rate, 1 mo. LIBOR + 0.85%, 2.48%, due 12/25/37	1,404,332

12,081,854	Bayview Commercial Asset Trust, Series 07-6A, Class A3A, 144A, Variable Rate, 1 mo. LIBOR + 1.25%, 2.88%, due 12/25/37	12,085,637

2,861,394	GE Business Loan Trust, Series 07-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.17%, 1.83%, due 04/15/35	2,808,210

2,294,769	GE Business Loan Trust, Series 07-1A, Class D, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 2.66%, due 04/16/35	2,116,230

2,671,299	Hana SBL Loan Trust, Series 19-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + 2.00%, 3.63%, due 08/25/45	2,671,296

4,300,000	Lehman Brothers Small Balance Commercial, Series 07-2A, Class M1, 144A, Variable Rate, 1 mo. LIBOR + 0.40%, 2.03%, due 06/25/37	4,126,503

1,178,413	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 1.88%, due 02/25/30	1,170,620

Par Value† / Shares	Description	Value ($)

	Small Balance Commercial Mortgages — continued

1,068,262	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-1A, Class M1,144A, Variable Rate, 1 mo. LIBOR + 0.35%, 1.98%, due 02/25/30	1,056,876

989,266	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-1A, Class M2,144A, Variable Rate, 1 mo. LIBOR + 0.55%, 2.18%, due 02/25/30	979,795

805,206	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-2A, Class M2, 144A, Variable Rate, 1 mo. LIBOR + 0.52%, 2.15%, due 09/25/30	804,038

2,467,604	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 05-2A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 2.63%, due 09/25/30	2,426,901

5,445,606	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class M3, 144A, Variable Rate, 1 mo. LIBOR + 0.53%, 2.16%, due 04/25/31	5,349,570

2,022,599	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 2.63%, due 04/25/31	1,952,549

2,198,851	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-2A, Class M2, 144A, Variable Rate, 1 mo. LIBOR + 0.39%, 2.02%, due 09/25/36	2,158,070

6,230,000	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-3A, Class AJ, 144A, Variable Rate, 5.33%, due 10/25/37	6,430,972

177,289	Velocity Commercial Capital Loan Trust, Series 16-2, Class AFL, Variable Rate, 1 mo. LIBOR + 1.80%, 3.43%, due 10/25/46	177,483

1,172,996	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class C, 144A, Variable Rate, 3.89%, due 12/27/49	1,174,528

3,430,400	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class D, 144A, Variable Rate, 4.27%, due 12/27/49	3,473,838

3,176,664	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class E, 144A, Variable Rate, 4.42%, due 12/27/49	3,233,609

	Total Small Balance Commercial Mortgages	95,357,021

	Student Loans — Federal Family Education Loan Program — 6.9%

5,681,150	AccessLex Institute, Series 04-2, Class A3, Variable Rate, 3 mo. LIBOR + 0.19%, 1.98%, due 10/25/24	5,586,023

10,700,367	AccessLex Institute, Series 04-2, Class B, Variable Rate, 3 mo. LIBOR + 0.70%, 2.49%, due 01/25/43	9,646,771

14,932,387	AccessLex Institute, Series 07-1, Class A4, Variable Rate, 3 mo. LIBOR + 0.06%, 1.85%, due 01/25/23	14,754,220

46	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Par Value† / Shares	Description	Value ($)

	Student Loans — Federal Family Education Loan Program — continued

4,431,666	Collegiate Funding Services Education Loan Trust, Series 05-B, Class B, Variable Rate, 3 mo. LIBOR + 0.32%, 2.28%, due 03/28/35 (a)	3,990,960

3,358,183	ECMC Group Student Loan Trust, Series 19-1A, Class A1B, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 2.63%, due 07/25/69	3,352,565

8,213,067	SLC Student Loan Trust, Series 08-2, Class A4, Variable Rate, 3 mo. LIBOR + 0.90%, 2.79%, due 06/15/21	8,073,012

12,796,695	SLM Student Loan Trust, Series 08-4, Class A4, Variable Rate, 3 mo. LIBOR + 1.65%, 3.44%, due 07/25/22	12,837,629

	Total Student Loans — Federal Family Education Loan Program	58,241,180

	Student Loans — Private — 18.3%

4,286,205	AccessLex Institute, Series 05-A, Class B, Variable Rate, 3 mo. LIBOR + 0.80%, 2.59%, due 07/25/34	4,109,957

240,616	AccessLex Institute, Series 03-A, Class A2, Variable Rate, 3 mo. USBM + 1.20%, due 07/01/38	240,064

3,754,334	KeyCorp Student Loan Trust, Series 05-A, Class 2B, Variable Rate, 3 mo. LIBOR + 0.73%, 2.68%, due 09/27/38	3,714,533

24,402,675	KeyCorp Student Loan Trust, Series 06-A, Class 2B, Variable Rate, 3 mo. LIBOR + 0.48%, 2.43%, due 12/27/41	24,003,579

3,024,892	KeyCorp Student Loan Trust, Series 04-A, Class 2C, Variable Rate, 3 mo. LIBOR + 0.80%, 2.59%, due 04/28/42	2,981,329

5,622,500	KeyCorp Student Loan Trust, Series 04-A, Class 2D, Variable Rate, 3 mo. LIBOR + 1.25%, 3.04%, due 07/28/42	4,625,070

1,550,716	L2L Education Loan Trust, Series 06-1A, Class B, 144A, Variable Rate, 1 mo. LIBOR + 0.50%, 2.18%, due 10/15/28	1,501,201

8,775,000	National Collegiate Commutation Trust, Series 07-3, Class A3R4, 144A, Variable Rate, 7-DayAuc + 0.00%, due 03/31/38 (a)	3,182,693

7,625,000	National Collegiate II Commutation Trust, Series 07-4, Class A3R7, Variable Rate, 28-DayAuct + 0.00%, due 03/25/38	2,635,224

3,275,000	National Collegiate II Commutation Trust, Series 07-4, Class A3R6, Variable Rate, 28-DayAuct + 0.00%, due 03/25/38 (a)	1,156,484

3,691,307	National Collegiate Student Loan Trust, Series 05-3, Class A51, Variable Rate, 1 mo. LIBOR + 0.38%, 2.01%, due 10/25/33	3,585,196

2,414,077	National Collegiate Student Loan Trust, Series 07-1, Class A3, Variable Rate, 1 mo. LIBOR + 0.24%, 1.87%, due 07/25/30	2,406,584

10,060,741	National Collegiate Student Loan Trust, Series 06-4, Class A4, Variable Rate, 1 mo. LIBOR + 0.31%, 1.94%, due 05/25/32	9,644,694

Par Value† / Shares	Description	Value ($)

	Student Loans — Private — continued

6,105,316	National Collegiate Student Loan Trust, Series 06-1, Class A5, Variable Rate, 1 mo. LIBOR + 0.35%, 1.98%, due 03/25/33	5,746,883

10,847,059	National Collegiate Student Loan Trust, Series 05-2, Class A51, Variable Rate, 1 mo. LIBOR + 0.37%, 2.00%, due 06/25/33	10,426,775

14,906,500	National Collegiate Student Loan Trust, Series 07-1, Class A4, Variable Rate, 1 mo. LIBOR + 0.31%, 1.93%, due 10/25/33	13,709,475

3,256,000	National Collegiate Student Loan Trust, Series 04-2, Class B, Variable Rate, 1 mo. LIBOR + 0.54%, 2.17%, due 12/26/33	2,972,402

75,000	National Collegiate Student Loan Trust, Series 07-4, Class A3A7, Variable Rate, 28-DayAuct + 0.00%, due 03/25/38 (a)	69,188

25,000	National Collegiate Student Loan Trust, Series 07-3, Class A3A4, Variable Rate, 28-DayAuct + 0.00%, due 03/25/38 (a)	23,500

7,462,000	SLM Private Credit Student Loan Trust, Series 03-A, Class A3, Variable Rate, 28-DayAuct + 0.00%, due 06/15/32 (a)	7,459,761

3,800,000	SLM Private Credit Student Loan Trust, Series 03-C, Class A3, Variable Rate, 28-DayAuct + 0.00%, due 09/15/32 (a)	3,798,860

5,400,350	SLM Private Credit Student Loan Trust, Series 03-C, Class C, Variable Rate, 3 mo. LIBOR + 1.60%, 3.49%, due 09/15/32	1,966,444

9,000,000	SLM Private Credit Student Loan Trust, Series 04-B, Class A4, Variable Rate, 3 mo. LIBOR + 0.43%, 2.32%, due 09/15/33	8,693,382

3,307,550	SLM Private Credit Student Loan Trust, Series 05-A, Class B, Variable Rate, 3 mo. LIBOR + 0.28%, 2.17%, due 12/15/38	3,278,196

4,889,603	SLM Private Credit Student Loan Trust, Series 06-A, Class A5, Variable Rate, 3 mo. LIBOR + 0.29%, 2.18%, due 06/15/39	4,779,550

15,245,509	SLM Private Credit Student Loan Trust, Series 05-B, Class A4, Variable Rate, 3 mo. LIBOR + 0.33%, 2.22%, due 06/15/39	14,970,894

2,672,291	SLM Private Credit Student Loan Trust, Series 06-C, Class C, Variable Rate, 3 mo. LIBOR + 0.39%, 2.28%, due 12/15/39	2,309,555

4,437,144	South Carolina Student Loan Corp., Series 15-A, Class A, Variable Rate, 1 mo. LIBOR + 1.50%, 3.13%, due 01/25/36	4,450,260

6,989,400	Towd Point Asset Trust, Series 18-SL1, Class B, 144A, Variable Rate, 1 mo. LIBOR + 1.05%, 2.68%, due 01/25/46	6,663,217

	Total Student Loans — Private	155,104,950

	Time Share — 0.3%

233,988	BXG Receivables Note Trust, Series 12-A, Class B, 144A, 3.99%, due 12/02/27	234,017

1,081,056	BXG Receivables Note Trust, Series 13-A, Class B, 144A, 4.00%, due 12/04/28	1,097,026

See accompanying notes to the financial statements.	47

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Par Value† / Shares	Description	Value ($)

	Time Share — continued

949,353	Westgate Resorts LLC, Series 17-1A, Class A, 144A, 3.05%, due 12/20/30	957,978

	Total Time Share	2,289,021

	Total Asset-Backed Securities	751,988,814

	U.S. Government — 1.9%

1,800,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 1.55%, due 07/31/20	1,800,108

4,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.12%, 1.63%, due 01/31/21 (c)	4,002,496

10,000,000	U.S. Treasury Note, 1.13%, due 02/28/21	10,004,688

	Total U.S. Government	15,807,292

	U.S. Government Agency — 1.4%

4,937,500	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR – 0.02%, 1.71%, due 02/01/25 (b)	4,768,534

5,250,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR + 0.15%, 1.86%, due 10/29/26 (b)	5,050,809

2,467,500	Agency for International Development Floater (Support of Tunisia), Variable Rate, 6 mo. LIBOR + 0.00%, 1.72%, due 07/01/23 (b)	2,409,459

	Total U.S. Government Agency	12,228,802

	TOTAL DEBT OBLIGATIONS (COST $782,779,793)	780,024,908

Par Value† / Shares	Description	Value ($)

	MUTUAL FUNDS — 1.2%

	United States — 1.2%

	Affiliated Issuers — 1.2%

2,043,048	GMO U.S. Treasury Fund	10,256,103

	TOTAL MUTUAL FUNDS (COST $10,215,242)	10,256,103

	SHORT-TERM INVESTMENTS — 5.1%

	Money Market Funds — 0.2%

1,931,122	State Street Institutional Treasury Money Market Fund – Premier Class, 1.50% (d)	1,931,122

	Repurchase Agreements — 4.9%

40,999,182	Nomura Securities International, Inc. Repurchase Agreement, dated 02/20/20, maturing on 03/02/20 with a maturity value of $41,018,725 and an effective yield of 1.56%, collateralized by a U.S. Treasury Note with maturity date 05/15/25 and a market value of $42,594,505.	40,999,182

	TOTAL SHORT-TERM INVESTMENTS (COST $42,930,304)	42,930,304

PURCHASED OPTIONS — 0.2%

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)

Options on Credit Default Swaps – Calls — 0.0%
CDX.NA.HYS.33.V2-5Y	GS	106.00%	04/15/20	USD	10,340,000	Fixed Spread	Receive	59,406
CDX.NA.IGS.33.V1-5Y	MSCI	60.00%	04/15/20	USD	53,874,000	Fixed Spread	Receive	715

Total Options on Credit Default Swaps – Calls								60,121

Options on Credit Default Swaps – Puts — 0.2%
ITRAXX.EUROPES.32.V1-5Y	GS	50.00%	03/18/20	EUR	88,515,000	Fixed Spread	Pay	739,979
ITRAXX.EUROPES.32.V1-5Y	DB	52.50%	03/18/20	EUR	104,915,000	Fixed Spread	Pay	755,312

Total Options on Credit Default Swaps – Puts								1,495,291

TOTAL PURCHASED OPTIONS (COST $368,077)								1,555,412

TOTAL INVESTMENTS — 98.4% (Cost $836,293,416)								834,766,727

Other Assets and Liabilities (net) — 1.6%								13,793,165

TOTAL NET ASSETS — 100.0%								$848,559,892

48	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2020

A summary of outstanding financial instruments at February 29, 2020 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
04/17/2020	MSCI	EUR	3,866,545	USD	4,294,072	14,013
04/17/2020	DB	USD	151,118	EUR	138,881	2,616
04/17/2020	MSCI	USD	5,087,269	EUR	4,552,771	(47,595)

						$(30,966)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
	Buys
34	U.S. Treasury Note 5 Yr. (CBT)	June 2020	4,173,500	45,116
9	U.S. Treasury Note 10 Yr. (CBT)	June 2020	1,212,750	16,864

			$5,386,250	$61,980

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)
Written Options on Credit Default Swaps – Calls
CDX. NA.IGS.33.V1-5Y	MSCI	60.00%	03/18/20	USD	(53,874,000)	Fixed Spread	Receive	(465)
Written Options on Credit Default Swaps – Puts
ITRAXX.EUROPES.32.V1-5Y	DB	65.00%	03/18/20	EUR	(88,515,000)	Fixed Spread	Pay	(277,315)
ITRAXX.EUROPES.32.V1-5Y	GS	55.00%	03/18/20	EUR	(104,915,000)	Fixed Spread	Pay	(644,928)
CDX. NA.HYS.33.V2-5Y	GS	104.00%	04/15/20	USD	(10,340,000)	Fixed Spread	Pay	(133,202)
CDX. NA.IGS.33.V1-5Y	MSCI	50.00%	04/15/20	USD	(70,824,000)	Fixed Spread	Pay	(649,245)
CDX. NA.IGS.33.V1-5Y	MSCI	62.50%	04/15/20	USD	(24,600,000)	Fixed Spread	Pay	(123,664)

								(1,828,354)

		TOTAL WRITTEN OPTIONS ON CREDIT DEFAULT SWAPS – PUTS (Premiums $320,999)						$(1,828,819)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
ITRAXX.XOVERS.30.V3-5Y	EUR	23,024,640	5.00%	2.95%	N/A	12/20/2023	Quarterly	(2,406,883)	(1,845,452)	561,431
CDX.NA.IGS.33.V1-5Y	USD	95,424,000	1.00%	0.66%	N/A	12/20/2024	Quarterly	(2,425,040)	(1,482,412)	942,628
ITRAXX-EUROPES.32V1-5Y	EUR	29,470,000	1.00%	0.64%	N/A	12/20/2024	Quarterly	(859,948)	(560,031)	299,917
Sell Protection^:
CDX.NA.IGS.28.V1-5Y	USD	17,200,000	1.00%	0.39%	17,200,000 USD	06/20/2022	Quarterly	300,981	241,350	(59,631)

								$(5,390,890)	$(3,646,545)	$1,744,345

See accompanying notes to the financial statements.	49

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2020

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.IGS.25.V1-5Y	BOA	USD	4,400,000	1.00%	0.17%	N/A	12/20/2020	Quarterly	710,600	(27,455)	(738,055)
CDX.NA.IGS.25.V2-5Y	CITI	USD	4,300,000	1.00%	0.17%	N/A	12/20/2020	Quarterly	547,891	(26,831)	(574,722)
CDX.NA.HYS.27.V2-5Y	GS	USD	8,580,000	5.00%	3.34%	N/A	12/20/2021	Quarterly	21,450	(619,956)	(641,406)
CDX.NA.HYS.27.V2-5Y	JPM	USD	4,300,000	5.00%	3.34%	N/A	12/20/2021	Quarterly	(11,825)	(310,701)	(298,876)
D.R. HORTON, INC.	BCLY	USD	17,200,000	1.00%	0.21%	N/A	06/20/2022	Quarterly	(165,250)	(312,174)	(146,924)
CDX.NA.HYS.29.V1-5Y	JPM	USD	5,060,000	5.00%	3.35%	N/A	12/20/2022	Quarterly	(301,070)	(410,536)	(109,466)
CDX.NA.HYS.29.V1-5Y	JPM	USD	6,425,250	5.00%	3.35%	N/A	12/20/2022	Quarterly	(282,711)	(521,303)	(238,592)
CDX.NA.HYS.29.V1-5Y	MORD	USD	3,450,800	5.00%	3.35%	N/A	12/20/2022	Quarterly	(188,414)	(279,976)	(91,562)
Navient Corp.	GS	USD	2,700,000	5.00%	1.62%	N/A	12/20/2022	Quarterly	(277,471)	(245,636)	31,835
Navient Corp.	GS	USD	4,050,000	5.00%	1.62%	N/A	12/20/2022	Quarterly	(421,122)	(368,454)	52,668
Navient Corp.	BCLY	USD	2,576,400	5.00%	1.62%	N/A	12/20/2022	Quarterly	(208,665)	(234,391)	(25,726)
Navient Corp.	BCLY	USD	2,576,400	5.00%	1.62%	N/A	12/20/2022	Quarterly	(198,694)	(234,391)	(35,697)
Navient Corp.	BCLY	USD	3,435,200	5.00%	1.62%	N/A	12/20/2022	Quarterly	(264,647)	(312,522)	(47,875)
ITRAXX.EUROPES.32.V1-5Y	BOA	EUR	10,000,000	1.00%	0.64%	N/A	12/20/2024	Quarterly	748,704	829,676	80,972
CMBX.NA.AS.7	BOA	USD	4,505,000	1.00%	0.55%	N/A	01/17/2047	Monthly	47,352	(71,851)	(119,203)
CMBX.NA.AS.7	DB	USD	16,677,794	1.00%	0.55%	N/A	01/17/2047	Monthly	197,705	(265,998)	(463,703)
CMBX.NA.AS.7	GS	USD	4,400,000	1.00%	0.55%	N/A	01/17/2047	Monthly	112,812	(70,177)	(182,989)
CMBX.NA.AS.7	MORD	USD	13,270,000	1.00%	0.55%	N/A	01/17/2047	Monthly	205,782	(211,647)	(417,429)
CMBX.NA.AS.7	DB	USD	7,608,000	1.00%	0.55%	N/A	01/17/2047	Monthly	(119,899)	(121,342)	(1,443)
CMBX.NA.AA.8	CSI	USD	8,892,000	1.50%	0.96%	N/A	10/17/2057	Monthly	247,717	(213,459)	(461,176)
CMBX.NA.AS.8	CGMI	USD	8,892,000	1.00%	0.58%	N/A	10/17/2057	Monthly	73,095	(166,997)	(240,092)
CMBX.NA.AS.8	MORD	USD	3,384,000	1.00%	0.58%	N/A	10/17/2057	Monthly	140,432	(63,554)	(203,986)
CMBX.NA.BBB-.8	CGMI	USD	2,134,000	3.00%	4.16%	N/A	10/17/2057	Monthly	114,688	102,305	(12,383)
CMBX.NA.BBB-.8	GS	USD	8,650,000	3.00%	4.16%	N/A	10/17/2057	Monthly	1,299,082	414,687	(884,395)
CMBX.NA.BBB-.8	CSI	USD	2,108,500	3.00%	4.16%	N/A	10/17/2057	Monthly	144,924	101,083	(43,841)
CMBX.NA.BBB-.8	CGMI	USD	4,223,000	3.00%	4.16%	N/A	10/17/2057	Monthly	392,728	202,453	(190,275)
CMBX.NA.BBB-.8	GS	USD	4,224,000	3.00%	4.16%	N/A	10/17/2057	Monthly	400,908	202,501	(198,407)
CMBX.NA.AAA.9	GS	USD	10,000,000	0.50%	0.39%	N/A	09/17/2058	Quarterly	(102,116)	(57,540)	44,576
CMBX.NA.AAA.9	MORD	USD	5,000,000	0.50%	0.39%	N/A	09/17/2058	Monthly	(51,058)	(28,770)	22,288
CMBX.NA.AAA.9	CGMI	USD	4,000,000	0.50%	0.39%	N/A	09/17/2058	Monthly	(17,096)	(23,016)	(5,920)
CMBX.NA.AAA.9	GS	USD	2,902,300	0.50%	0.39%	N/A	09/17/2058	Monthly	(14,187)	(16,700)	(2,513)
CMBX.NA.AAA.9	MSCI	USD	3,328,000	0.50%	0.39%	N/A	09/17/2058	Monthly	(31,983)	(19,149)	12,834
CMBX.NA.BBB-.9	MORD	USD	10,340,000	3.00%	3.63%	N/A	09/17/2058	Monthly	253,958	322,981	69,023
CMBX.NA.BBB-.9	DB	USD	4,400,000	3.00%	3.63%	N/A	09/17/2058	Monthly	950,085	137,439	(812,646)
CMBX.NA.BBB-.9	GS	USD	1,760,000	3.00%	3.63%	N/A	09/17/2058	Monthly	346,611	54,976	(291,635)
CMBX.NA.BBB-.9	MORD	USD	8,528,000	3.00%	3.63%	N/A	09/17/2058	Monthly	974,545	266,382	(708,163)
CMBX.NA.BBB-.9	DB	USD	4,263,000	3.00%	3.63%	N/A	09/17/2058	Monthly	517,160	133,159	(384,001)
Sell Protection^:
CDX.NA.HYS.27.V2-5Y	GS	USD	12,870,000	5.00%	3.34%	12,870,000 USD	12/20/2021	Quarterly	1,657,013	1,110,415	(546,598)
CDX.NA.HYS.27.V2-5Y	JPM	USD	8,600,000	5.00%	3.34%	8,600,000 USD	12/20/2021	Quarterly	1,143,800	742,002	(401,798)
CDX.NA.HYS.27.V3-5Y	JPM	USD	12,672,000	5.00%	3.34%	12,672,000 USD	12/20/2021	Quarterly	1,795,622	1,093,331	(702,291)
CDX.NA.HYS.27.V3-5Y	BOA	USD	8,545,000	5.00%	3.34%	8,545,000 USD	12/20/2021	Quarterly	1,369,764	737,257	(632,507)
CDX.NA.HYS.27.V3-5Y	JPM	USD	8,543,000	5.00%	3.34%	8,543,000 USD	12/20/2021	Quarterly	1,230,192	737,084	(493,108)
CDX.NA.HYS.29.V1-5Y	MORD	USD	10,233,600	5.00%	3.35%	10,233,600 USD	12/20/2022	Quarterly	1,547,321	1,239,475	(307,846)
CDX.NA.HYS.29.V1-5Y	BOA	USD	5,115,600	5.00%	3.35%	5,115,600 USD	12/20/2022	Quarterly	742,274	619,593	(122,681)
CDX.NA.HYS.31.V1-5Y	JPM	USD	18,387,605	5.00%	3.50%	18,387,605 USD	12/20/2023	Quarterly	3,660,972	3,203,184	(457,788)
ITRAXX.XOVERS.30.V3-5Y	JPM	EUR	1,281,711	5.00%	2.84%	1,281,711 EUR	12/20/2023	Quarterly	(953,769)	(996,573)	(42,804)
ITRAXX.XOVERS.30.V4-5Y	JPM	EUR	310,239	5.00%	2.84%	310,239 EUR	12/20/2023	Quarterly	(216,624)	(241,221)	(24,597)
CDX.NA.HYS.33.V1-5Y	GS	USD	26,262,573	5.00%	3.80%	26,262,573 USD	12/20/2024	Quarterly	5,808,625	5,396,384	(412,241)
ITRAXX.EUROPES.32.V1-5Y	GS	EUR	58,940,000	1.00%	0.64%	58,940,000 EUR	12/20/2024	Quarterly	2,667,689	2,311,097	(356,592)
ITRAXX.EUROPES.32.V1-5Y	BOA	EUR	25,000,000	1.00%	0.64%	25,000,000 EUR	12/20/2024	Quarterly	114,435	(191,529)	(305,964)
CMBX.NA.A.9	GS	USD	6,822,400	2.00%	1.68%	6,822,400 USD	09/17/2058	Monthly	89,488	114,105	24,617
CMBX.NA.A.6	CSI	USD	4,217,000	2.00%	1.94%	4,217,000 USD	05/11/2063	Monthly	(52,739)	6,226	58,965
CMBX.NA.A.6	CGMI	USD	4,268,000	2.00%	1.94%	4,268,000 USD	05/11/2063	Monthly	(3,940)	6,302	10,242

									$26,392,144	$13,420,248	$(12,971,896)

50	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2020

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of February 29, 2020, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1.76%	3 Month USD LIBOR	USD	10,400,000	11/10/2022	Quarterly	(3,459)	(226,119)	(222,660)
1.41%	3 Month USD LIBOR	USD	32,360,000	08/20/2024	Quarterly	—	(679,016)	(679,016)
1.33%	3 Month USD LIBOR	USD	8,270,000	08/29/2024	Quarterly	—	(143,865)	(143,865)
1.80%	3 Month USD LIBOR	USD	20,386,000	01/18/2025	Quarterly	(13,877)	(826,612)	(812,735)
1.85%	3 Month USD LIBOR	USD	5,500,000	05/19/2026	Quarterly	(10,832)	(290,137)	(279,305)
1.94%	3 Month USD LIBOR	USD	12,023,000	06/04/2028	Quarterly	(84,425)	(872,357)	(787,932)
1.95%	3 Month USD LIBOR	USD	6,900,000	07/30/2028	Quarterly	(10,206)	(509,029)	(498,823)
1.83%	3 Month USD LIBOR	USD	6,600,000	11/12/2029	Quarterly	—	(459,046)	(459,046)
1.30%	3 Month USD LIBOR	USD	10,027,000	12/19/2029	Quarterly	—	(200,183)	(200,183)
1.53%	3 Month USD LIBOR	USD	6,400,000	02/11/2030	Quarterly	—	(266,690)	(266,690)

						$(122,799)	$(4,473,054)	$(4,350,255)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on iBoxx USD Liquid Leverage Loans Index	3 Month USD LIBOR	JPM	USD	9,999,999	03/20/2020	Quarterly	9,541	313,656	304,115
Total Return on iBoxx USD Liquid Leverage Loans Index	3 Month USD LIBOR	MORD	USD	5,000,000	03/20/2020	Quarterly	—	113,157	113,157
Total Return on iBoxx USD Liquid Leverage Loans Index	3 Month USD LIBOR	GS	USD	15,000,000	03/20/2020	Quarterly	—	183,814	183,814

							$9,541	$610,627	$601,086

As of February 29, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)	Investment valued using significant unobservable inputs (Note 2).
(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(d)	The rate disclosed is the 7 day net yield as of February 29, 2020.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 56.

See accompanying notes to the financial statements.	51

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Short Duration Strategies team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

GMO U.S. Treasury Fund returned +2.47% (net) for the fiscal year ended February 29, 2020, as compared with +2.12% for the FTSE 3-Month Treasury Bill Index.

Security selection in U.S. Treasury Notes, Floating Rate Treasury Notes, and Federal Home Loan Bank Notes were the primary contributors to performance during the period. Security selection in repurchase agreements and U.S. Treasury Bills also added value during the fiscal year.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO U.S. Treasury Fund and the FTSE 3-Month Treasury Bill Index

As of February 29, 2020

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 29, 2020. All information is unaudited.

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Investments Concentration Summary

February 29, 2020 (Unaudited)

Asset Class Summary	% of Total Net Assets
Short-Term Investments	105.1%
Other	(5.1)

100.0%

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Schedule of Investment

(showing percentage of total net assets)

February 29, 2020

Par Value† / Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 105.1%

	U.S. Government — 89.1%

38,000,000	U.S. Treasury Note, 1.13%, due 02/28/21	38,017,813

26,000,000	U.S. Treasury Note, 1.25%, due 03/31/21	26,051,797

10,000,000	U.S. Treasury Note, 1.38%, due 04/30/21	10,034,375

99,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.30%, 1.81%, due 10/31/21	99,358,449

25,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.15%, 1.66%, due 01/31/22	24,994,672

	Total U.S. Government	198,457,106

	U.S. Government Agency — 15.7%

15,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.08%, 1.66%, due 07/24/20	15,001,571

3,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.12%, 1.70%, due 10/07/20	3,001,080

12,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.13%, 1.71%, due 10/16/20	12,005,152

5,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.09%, 1.67%, due 09/10/21	4,997,963

	Total U.S. Government Agency	35,005,766

	Money Market Funds — 0.3%

580,132	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 1.52% (a)	580,132

	TOTAL SHORT-TERM INVESTMENTS (COST $233,368,796)	234,043,004

	TOTAL INVESTMENTS — 105.1% (Cost $233,368,796)	234,043,004

	Other Assets and Liabilities (net) — (5.1%)	(11,281,377)

	TOTAL NET ASSETS — 100.0%	$222,761,627

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate disclosed is the 7 day net yield as of February 29, 2020.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 56.

See accompanying notes to the financial statements.	55

GMO Trust Funds

Schedule of Investments — (Continued)

February 29, 2020

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CAD LIBOR - London Interbank Offered Rate denominated in Canadian Dollar.

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CJSC - Closed Joint-Stock Company

CLO - Collateralized Loan Obligation

CMBS - Commercial Mortgage Backed Security

CMT - Constant Maturity Treasury

COFI - Cost of Funds Index

CP - Counterparty

ETF - Exchange-Traded Fund

EURIBOR - Euro Interbank Offered Rate

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

GDP - Gross Domestic Product

JSC - Joint-Stock Company

LIBOR - London Interbank Offered Rate

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OJSC - Open Joint-Stock Company

OTC - Over-the-Counter

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT - Real Estate Investment Trust

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SOFR - Secured Overnight Financing Rate

TBA - To Be Announced - Delayed Delivery Security

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

XLCA - Insured as to the payment of principal and interest by XL Capital Assurance Inc.

The rates shown on variable rate notes are the current interest rates at February 29, 2020, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CGMI - Citigroup Global Markets Inc.

CITI - Citibank N.A.

CSI - Credit Suisse International

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

DOP - Dominican Peso

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

56	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 29, 2020

	Asset Allocation Bond Fund	Core Plus Bond Fund	Emerging Country Debt Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$8,656,379	$142,229,239	$74,487,484

Investments in unaffiliated issuers, at value (Note 2)(b)	224,434,981	458,114,255	4,174,841,380

Foreign currency, at value (Note 2)(c)	—	5	228

Cash	—	18	991,639

Receivable for investments sold	11,394,045	—	—

Receivable for Fund shares sold	—	—	21,076

Dividends and interest receivable	326,159	523,622	64,327,826

Unrealized appreciation on open forward currency contracts (Note 4)	—	2,816,027	2,413,885

Receivable for variation margin on open cleared swap contracts (Note 4)	—	—	393,301

Due from broker (Note 2)	—	4,813,291	18,057,939

Receivable for variation margin on open futures contracts (Note 4)	—	1,458,671	—

Receivable for open OTC swap contracts (Note 4)	—	4,240,583	30,392,135

Interest receivable for open OTC swap contracts (Note 4)	—	—	1,354,887

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	11,153	90,997	4,713

Receivable for options (Note 4)(d)	—	—	1,096,669

Miscellaneous receivable	—	—	1,929

Total assets	244,822,717	614,286,708	4,368,385,091

Liabilities:

Payable for investments purchased	12,522	—	991,575

Payable for Fund shares repurchased	11,053,000	—	2,416,303

Payable for purchases of delayed delivery securities	—	79,242,788	—

Payable to affiliate for (Note 5):

Management fee	48,294	104,147	1,227,360

Shareholder service fee	13,693	44,804	398,481

Payable to agents unaffiliated with GMO	113	135	864

Payable for variation margin on open cleared swap contracts (Note 4)	—	350,590	—

Payable for closed swap contracts (Note 4)	—	110,444	413,542

Unrealized depreciation on open forward currency contracts (Note 4)	—	4,008,336	—

Interest payable for open OTC swap contracts (Note 4)	—	—	787,289

Payable for open OTC swap contracts (Note 4)	—	—	8,580,394

Payable for options (Note 4)(d)	—	—	60,500

Payable to Trustees and related expenses	1,946	1,811	12,951

Accrued expenses	159,310	129,697	453,334

Total liabilities	11,288,878	83,992,752	15,342,593

Net assets	$233,533,839	$530,293,956	$4,353,042,498

(a) Cost of investments – affiliated issuers:	$8,636,537	$144,560,138	$74,296,430

(b) Cost of investments – unaffiliated issuers:	$210,091,122	$444,150,179	$4,300,580,002

(c) Cost of foreign currency:	$—	$5	$231

(d) Premiums on options:	$—	$—	$6,212,481

See accompanying notes to the financial statements.	57

GMO Trust Funds

Statements of Assets and Liabilities — February 29, 2020 — (Continued)

	Asset Allocation Bond Fund	Core Plus Bond Fund	Emerging Country Debt Fund
Net assets consist of:

Paid-in capital	$286,655,730	$530,193,350	$4,586,293,147

Distributable earnings (accumulated loss)	(53,121,891)	100,606	(233,250,649)

	$233,533,839	$530,293,956	$4,353,042,498

Net assets attributable to:

Class III	$41,124,146	$80,638,665	$1,133,944,969

Class IV	$—	$449,655,291	$3,219,097,529

Class VI	$192,409,693	$—	$—

Shares outstanding:

Class III	1,814,915	3,633,592	41,410,812

Class IV	—	20,199,281	117,752,949

Class VI	8,469,448	—	—

Net asset value per share:

Class III	$22.66	$22.19	$27.38

Class IV	$—	$22.26	$27.34

Class VI	$22.72	$—	$—

58	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 29, 2020 — (Continued)

	High Yield Fund	Opportunistic Income Fund	U.S. Treasury Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$385,180	$10,256,103	$—

Investments in unaffiliated issuers, at value (Note 2)(b)	160,948,493	824,510,624	234,043,004

Cash	—	26,449	3

Receivable for investments sold	—	22,777,112	—

Receivable for closed swap contracts (Note 4)	20,813	—	—

Dividends and interest receivable	789,205	2,619,661	436,317

Unrealized appreciation on open forward currency contracts (Note 4)	73,968	16,629	—

Receivable for variation margin on open cleared swap contracts (Note 4)	19,440	—	—

Due from broker (Note 2)	833,289	5,871,575	—

Receivable for variation margin on open futures contracts (Note 4)	53,000	114,247	—

Receivable for open OTC swap contracts (Note 4)	4,326	20,694,724	—

Interest receivable for open OTC swap contracts (Note 4)	—	1,319,451	—

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	72	46,325	11,793

Total assets	163,127,786	888,252,900	234,491,117

Liabilities:

Due to custodian	295	—	—

Payable for investments purchased	1,087	21,503,305	—

Payable for Fund shares repurchased	—	7,357,749	11,480,000

Payable for recoupment of past waived and/or reimbursement fees (Note 5)	4,751	—	—

Payable to affiliate for (Note 5):

Management fee	45,662	273,250	17,992

Shareholder service fee	7,176	39,243	—

Payable to agents unaffiliated with GMO	41	191	233

Payable for variation margin on open cleared swap contracts (Note 4)	—	873,938	—

Payable for closed swap contracts (Note 4)	—	251,373	—

Dividend payable	—	—	159,343

Unrealized depreciation on open forward currency contracts (Note 4)	693,657	47,595	—

Interest payable for open OTC swap contracts (Note 4)	—	547,254	—

Payable for open OTC swap contracts (Note 4)	139,080	6,663,849	—

Payable for reverse repurchase agreements (Note 2)	674,715	—	—

Payable to Trustees and related expenses	761	2,646	6,313

Written options outstanding, at value (Note 4)(c)	—	1,828,819	—

Accrued expenses	111,081	303,796	65,609

Total liabilities	1,678,306	39,693,008	11,729,490

Net assets	$161,449,480	$848,559,892	$222,761,627

(a) Cost of investments – affiliated issuers:	$385,180	$10,215,242	$—

(b) Cost of investments – unaffiliated issuers:	$160,811,372	$826,078,174	$233,368,796

(c) Premiums on written options:	$—	$320,999	$—

See accompanying notes to the financial statements.	59

GMO Trust Funds

Statements of Assets and Liabilities — February 29, 2020 — (Continued)

	High Yield Fund	Opportunistic Income Fund	U.S. Treasury Fund
Net assets consist of:

Paid-in capital	$161,175,354	$934,216,718	$223,084,063

Distributable earnings (accumulated loss)	274,126	(85,656,826)	(322,436)

	$161,449,480	$848,559,892	$222,761,627

Net assets attributable to:

Core Class	$—	$—	$222,761,627

Class VI	$161,449,480	$825,875,879	$—

Class I	$—	$22,684,013	$—

Shares outstanding:

Core Class	—	—	44,347,780

Class VI	8,097,342	31,585,522	—

Class I	—	868,409	—

Net asset value per share:

Core Class	$—	$—	$5.02

Class VI	$19.94	$26.15	$—

Class I	$—	$26.12	$—

60	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Year Ended February 29, 2020

	Asset Allocation Bond Fund	Core Plus Bond Fund	Emerging Country Debt Fund
Investment Income:

Interest	$8,633,993	$4,610,080	$240,357,089

Dividends from affiliated issuers (Note 10)	272,581	8,890,932	1,515,361

Dividends from unaffiliated issuers	25,487	3,473,977	1,081,564

Total investment income	8,932,061	16,974,989	242,954,014

Expenses:

Management fee (Note 5)	792,972	1,566,389	14,831,495

Shareholder service fee – Class III (Note 5)	98,233	121,994	1,977,500

Shareholder service fee – Class IV (Note 5)	—	545,226	2,919,237

Shareholder service fee – Class VI (Note 5)	138,435	—	—

Audit and tax fees	92,351	89,691	157,203

Custodian, fund accounting agent and transfer agent fees	71,538	142,209	685,463

Legal fees	15,569	37,973	275,445

Registration fees	2,968	3,121	24,955

Trustees’ fees and related expenses (Note 5)	7,325	17,621	120,758

Interest expense (Note 2)	1,204	16,118	513,245

Miscellaneous	8,990	12,883	169,481

Total expenses	1,229,585	2,553,225	21,674,782

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(181,529)	(263,963)	—

Indirectly incurred management fees waived or borne by GMO (Note 5)	(5,062)	(651,232)	(39,785)

Indirectly incurred shareholder service fees waived or borne by GMO (Note 5)	—	(106,754)	—

Net expenses	1,042,994	1,531,276	21,634,997

Net investment income (loss)	7,889,067	15,443,713	221,319,017

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers	3,922,033	17,293,846	106,761,113

Investments in affiliated issuers	17,929	675,796	—

Futures contracts	—	8,088,238	—

Options	26,925	64,197	(739,072)

Swap contracts	1,526,196	5,625,601	3,517,228

Forward currency contracts	592,313	1,120,344	1,645,100

Foreign currency and foreign currency related transactions	(31,097)	825,600	8,042

Net realized gain (loss)	6,054,299	33,693,622	111,192,411

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers	17,212,218	20,338,807	18,459,396

Investments in affiliated issuers	19,842	285,803	296,762

Futures contracts	—	2,142,312	—

Options	(26,925)	(64,197)	2,768,387

Swap contracts	(929,229)	3,102,045	792,364

Forward currency contracts	(738,520)	(1,970,496)	5,246,715

Foreign currency and foreign currency related transactions	—	1,115	21,414

Net change in unrealized appreciation (depreciation)	15,537,386	23,835,389	27,585,038

Net realized and unrealized gain (loss)	21,591,685	57,529,011	138,777,449

Net increase (decrease) in net assets resulting from operations	$29,480,752	$72,972,724	$360,096,466

See accompanying notes to the financial statements.	61

GMO Trust Funds

Statements of Operations — Year Ended February 29, 2020 — (Continued)

	High Yield Fund	Opportunistic Income Fund	U.S. Treasury Fund
Investment Income:

Interest	$4,859,280	$55,991,485	$10,123,459

Dividends from unaffiliated issuers	1,237,344	123,180	18,371

Dividends from affiliated issuers (Note 10)	66,536	222,550	—

Total investment income	6,163,160	56,337,215	10,141,830

Expenses:

Management fee (Note 5)	747,275	3,765,990	388,937

Shareholder service fee – Class VI (Note 5)	117,429	515,486	—

Shareholder service fee – Class I (Note 5)	—	6,376 *	—

Audit and tax fees	77,251	125,545	42,370

Custodian, fund accounting agent and transfer agent fees	41,964	185,364	60,339

Legal fees	29,689	178,952	21,383

Registration fees	17	499	1,509

Trustees’ fees and related expenses (Note 5)	6,361	26,862	12,960

Interest expense (Note 2)	56,439	5,064	—

Recoupment of past waived and/or reimbursed fees (Note 5)	73,030	—	—

Miscellaneous	15,515	36,772	11,109

Total expenses	1,164,970	4,846,910	538,607

Fees and expenses reimbursed and/or waived by GMO (Note 5)	—	(367,979)	(257,021)

Indirectly incurred management fees waived or borne by GMO (Note 5)	(775)	(5,452)	—

Net expenses	1,164,195	4,473,479	281,586

Net investment income (loss)	4,998,965	51,863,736	9,860,244

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers	1,421,302	4,520,768	1,018,767

Investments in affiliated issuers	1,062	(2,899)	—

Futures contracts	1,246,174	6,839,209	—

Written options	—	697,822	—

Swap contracts	10,112,629	(6,469,348)	—

Forward currency contracts	907,215	(60,218)	—

Foreign currency and foreign currency related transactions	(79,072)	(12,319)	—

Net realized gain (loss)	13,609,310	5,513,015	1,018,767

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers	(190,985)	(4,799,714)	864,705

Investments in affiliated issuers	—	43,760	—

Futures contracts	144,811	422,225	—

Written options	—	(1,648,251)	—

Swap contracts	(2,604,471)	(1,610,924)	—

Forward currency contracts	(1,106,391)	(30,432)	—

Foreign currency and foreign currency related transactions	—	(228)	—

Net change in unrealized appreciation (depreciation)	(3,757,036)	(7,623,564)	864,705

Net realized and unrealized gain (loss)	9,852,274	(2,110,549)	1,883,472

Net increase (decrease) in net assets resulting from operations	$14,851,239	$49,753,187	$11,743,716

*	Period from November 5, 2019 (commencement of operations) through February 29, 2020.

62	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets

	Asset Allocation Bond Fund		Core Plus Bond Fund
	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 29, 2020	Year Ended February 28, 2019
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$7,889,067	$16,237,207	$15,443,713	$17,962,198

Net realized gain (loss)	6,054,299	(7,202,984)	33,693,622	8,316,836

Change in net unrealized appreciation (depreciation)	15,537,386	12,325,263	23,835,389	8,799,016

Net increase (decrease) in net assets from operations	29,480,752	21,359,486	72,972,724	35,078,050

Distributions to shareholders:

Class III	(2,812,796)	(4,684,062)	(4,223,692)	(2,096,439)

Class IV	—	—	(27,712,585)	(31,186,788)

Class VI	(10,562,420)	(18,119,873)	—	—

Total distributions	(13,375,216)	(22,803,935)	(31,936,277)	(33,283,227)

Net share transactions (Note 9):

Class III	(44,781,434)	(124,498,378)	(8,936,625)	49,702,985

Class IV	—	—	(166,424,406)	(342,156,707)

Class VI	(126,433,401)	(711,557,145)	—	—

Increase (decrease) in net assets resulting from net share transactions	(171,214,835)	(836,055,523)	(175,361,031)	(292,453,722)

Total increase (decrease) in net assets	(155,109,299)	(837,499,972)	(134,324,584)	(290,658,899)

Net assets:

Beginning of period	388,643,138	1,226,143,110	664,618,540	955,277,439

End of period	$233,533,839	$388,643,138	$530,293,956	$664,618,540

See accompanying notes to the financial statements.	63

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Emerging Country Debt Fund		High Yield Fund
	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 29, 2020	Period from June 25, 2018 (commencement of operations) through February 28, 2019
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$221,319,017	$198,181,993	$4,998,965	$2,900,494

Net realized gain (loss)	111,192,411	25,424,719	13,609,310	4,204,205

Change in net unrealized appreciation (depreciation)	27,585,038	(185,787,980)	(3,757,036)	3,049,678

Net increase (decrease) in net assets from operations	360,096,466	37,818,732	14,851,239	10,154,377

Distributions to shareholders:

Class III	(86,984,349)	(88,640,894)	—	—

Class IV	(184,491,074)	(199,249,504)	—	—

Class VI	—	—	(16,679,907)	(8,155,753)

Total distributions	(271,475,423)	(287,890,398)	(16,679,907)	(8,155,753)

Net share transactions (Note 9):

Class III	(193,723,603)	97,793,087	—	—

Class IV	310,461,408	155,415,222	—	—

Class VI	—	—	(49,483,824)	210,763,348

Increase (decrease) in net assets resulting from net share transactions	116,737,805	253,208,309	(49,483,824)	210,763,348

Purchase premiums and redemption fees (Notes 2 and 9):

Class III	1,185,127	1,446,323	—	—

Class IV	2,605,465	3,144,860	—	—

Increase in net assets resulting from purchase premiums and redemption fees	3,790,592	4,591,183	—	—

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	120,528,397	257,799,492	(49,483,824)	210,763,348

Total increase (decrease) in net assets	209,149,440	7,727,826	(51,312,492)	212,761,972

Net assets:

Beginning of period	4,143,893,058	4,136,165,232	212,761,972	—

End of period	$4,353,042,498	$4,143,893,058	$161,449,480	$212,761,972

64	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Opportunistic Income Fund		U.S. Treasury Fund
	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 29, 2020	Year Ended February 28, 2019
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$51,863,736	$54,376,560	$9,860,244	$27,557,392

Net realized gain (loss)	5,513,015	15,537,970	1,018,767	(755,612)

Change in net unrealized appreciation (depreciation)	(7,623,564)	(33,793,317)	864,705	1,016,591

Net increase (decrease) in net assets from operations	49,753,187	36,121,213	11,743,716	27,818,371

Distributions to shareholders:

Core Class	—	—	(9,860,244)	(27,557,392)

Class VI	(48,827,021)	(45,077,214)	—	—

Class I	(249,504)*	—	—	—

Total distributions	(49,076,525)	(45,077,214)	(9,860,244)	(27,557,392)

Net share transactions (Note 9):

Core Class	—	—	(414,899,246)	(1,689,189,143)

Class VI	(176,144,018)	(197,886,568)	—	—

Class I	22,560,690 *	—	—	—

Increase (decrease) in net assets resulting from net share transactions	(153,583,328)	(197,886,568)	(414,899,246)	(1,689,189,143)

Purchase premiums and redemption fees (Notes 2 and 9):

Class VI	320,758	2,034,100	—	—

Increase in net assets resulting from purchase premiums and redemption fees	320,758	2,034,100	—	—

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(153,262,570)	(195,852,468)	(414,899,246)	(1,689,189,143)

Total increase (decrease) in net assets	(152,585,908)	(204,808,469)	(413,015,774)	(1,688,928,164)

Net assets:

Beginning of period	1,001,145,800	1,205,954,269	635,777,401	2,324,705,565

End of period	$848,559,892	$1,001,145,800	$222,761,627	$635,777,401

*	Period from November 5, 2019 (commencement of operations) through February 29, 2020.

See accompanying notes to the financial statements.	65

GMO Trust Funds

Statement of Cash Flows — Year Ended February 29, 2020

Emerging Country Debt Fund
Cash flows from operating activities

Net increase (decrease) in net assets resulting from operations	$360,096,466

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:

Net change in unrealized (appreciation) depreciation	(27,585,038)

Net realized (gain) loss	(111,192,411)

Cost of purchased investments held long	(1,968,958,499)

Proceeds from sale of investments held long	1,877,842,464

Net amortization of discount and accretion of premium	(18,274,221)

Short-term investments, net	103,575,447

Gain (loss) from derivatives:

Swap contracts	(20,261,233)

Forward currency contracts	1,645,100

Foreign currency and foreign currency related transactions	29,456

Change in assets and liabilities:

(Increase) decrease in due from broker	(9,029,301)

(Increase) decrease in dividends and interest receivable	(7,860,806)

(Increase) decrease in receivable for expenses reimbursed and/or waived by GMO	(4,713)

(Increase) decrease in interest receivable for open OTC swap contracts	919,034

Increase (decrease) in payable to affiliate for:

Management fee	120,562

Shareholder service fee	33,144

Increase (decrease) in payable to agents unaffiliated with the GMO	150

Increase (decrease) in payable for closed swap contracts	413,542

Increase (decrease) in payable to Trustees and related expenses	2,093

Increase (decrease) in interest payable for open OTC swap contracts	16,997

Increase (decrease) in accrued expenses	24,957

Net Cash Provided by Operating Activities	181,553,190

Cash flows from financing activities:

Proceeds from shares sold	769,872,099

Shares repurchased	(890,916,733)

Cash distributions Paid	(31,320,480)

Purchase premiums and redemption fees	3,790,592

Increase (decrease) in payable for reverse repurchase agreements	(44,592,190)

Net cash provided by (used in) financing activities	(193,166,712)

Net increase (decrease) in cash	(11,613,522)

Cash, beginning of year	12,605,389

Cash, end of year	$991,867

66	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

ASSET ALLOCATION BOND FUND

	Class III Shares										Class VI Shares
	Year Ended February 28/29,										Year Ended February 28/29,
	2020		2019		2018		2017		2016		2020		2019		2018		2017		2016
Net asset value, beginning of period	$21.61		$21.95		$22.15		$22.16		$26.36		$21.67		$22.02		$22.23		$22.21		$26.40

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.55		0.54		0.33		0.18		0.01		0.56		0.57		0.36		0.21		0.06
Net realized and unrealized gain (loss)	1.52		0.18		(0.31)		(0.19)		(2.58)		1.53		0.18		(0.33)		(0.19)		(2.61)

Total from investment operations	2.07		0.72		0.02		(0.01)		(2.57)		2.09		0.75		0.03		0.02		(2.55)

Less distributions to shareholders:
From net investment income	(1.02)		(1.06)		(0.22)		—		(1.63)		(1.04)		(1.10)		(0.24)		—		(1.64)

Total distributions	(1.02)		(1.06)		(0.22)		—		(1.63)		(1.04)		(1.10)		(0.24)		—		(1.64)

Net asset value, end of period	$22.66		$21.61		$21.95		$22.15		$22.16		$22.72		$21.67		$22.02		$22.23		$22.21

Total Return(b)	9.74%		3.37%		0.07%		(0.05)%		(9.88)%		9.83%		3.48%		0.12%		0.09%		(9.79)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$41,124		$82,801		$207,008		$282,272		$352,828		$192,410		$305,842		$1,019,135		$1,209,721		$1,888,505
Net operating expenses to average daily net assets	0.40	%(c)	0.41	%(c)	0.41%		0.41	%(c)	0.40	%(c)	0.31	%(c)	0.31	%(c)	0.31%		0.31	%(c)	0.31	%(c)
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.02%		0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.02%
Total net expenses to average daily net assets	0.40	%(c)	0.41	%(c)	0.41%		0.41	%(c)	0.42	%(c)	0.31	%(c)	0.31	%(c)	0.31%		0.31	%(c)	0.33	%(c)
Net investment income (loss) to average daily net assets(a)	2.49%		2.48%		1.50%		0.81%		0.03%		2.49%		2.57%		1.59%		0.94%		0.27%
Portfolio turnover rate	16	%(f)	59	%(f)	89%		130	%(f)	177%		16	%(f)	59	%(f)	89%		130	%(f)	177%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06	%(g)	0.04%		0.02%		0.02%		0.03%		0.06	%(g)	0.04%		0.02%		0.02%		0.03%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 29, 2020, February 28, 2019 and February 28, 2017, including transactions in USTF, was 37%, 88% and 126%, respectively, of the average value of its portfolio.

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	67

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CORE PLUS BOND FUND

	Class III Shares									Class IV Shares
	Year Ended February 28/29,									Year Ended February 28/29,
	2020		2019		2018		2017(a)		2016(a)	2020		2019		2018		2017(a)		2016(a)
Net asset value, beginning of period	$20.88		$20.93		$21.10		$21.39		$23.43	$20.94		$20.98		$21.15		$21.45		$23.49

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.53		0.51		0.41		0.26		0.24	0.54		0.48		0.46		0.24		0.27
Net realized and unrealized gain (loss)	2.01		0.49		(0.06)		0.25		(1.14)	2.02		0.53		(0.10)		0.29		(1.17)

Total from investment operations	2.54		1.00		0.35		0.51		(0.90)	2.56		1.01		0.36		0.53		(0.90)

Less distributions to shareholders:
From net investment income	(0.64)		(1.05)		(0.52)		(0.80)		(1.14)	(0.65)		(1.05)		(0.53)		(0.83)		(1.14)
From net realized gains	(0.59)		—		—		—		—	(0.59)		—		—		—		—

Total distributions	(1.23)		(1.05)		(0.52)		(0.80)		(1.14)	(1.24)		(1.05)		(0.53)		(0.83)		(1.14)

Net asset value, end of period	$22.19		$20.88		$20.93		$21.10		$21.39	$22.26		$20.94		$20.98		$21.15		$21.45

Total Return(c)	12.38%		4.88%		1.61%		2.44%		(3.93)%	12.44%		4.93%		1.68%		2.55%		(3.91)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$80,639		$84,163		$34,641		$22,172		$52,187	$449,655		$580,456		$920,637		$566,433		$215,060
Net operating expenses to average daily net assets(d)	0.29%		0.29%		0.29%		0.35%		0.35%	0.24%		0.24%		0.24%		0.30%		0.30%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.01%	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.01%
Total net expenses to average daily net assets(d)	0.29%		0.29%		0.29%		0.35%		0.36%	0.24%		0.24%		0.24%		0.30%		0.31%
Net investment income (loss) to average daily net assets(b)	2.43%		2.41%		1.91%		1.21%		1.14%	2.47%		2.29%		2.14%		1.10%		1.17%
Portfolio turnover rate	215	%(g)	201	%(g)	198	%(g)	216	%(g)	21%	215	%(g)	201	%(g)	198	%(g)	216	%(g)	21%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(h)	0.16%		0.16%		0.14%		0.30%		0.21%	0.16%		0.15%		0.14%		0.26%		0.21%

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)	Rounds to less than 0.01%.
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 285%, 250%, 221% and 325%, respectively, of the average value of its portfolio.

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

68	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING COUNTRY DEBT FUND

	Class III Shares										Class IV Shares
	Year Ended February 28/29,										Year Ended February 28/29,
	2020		2019		2018		2017(a)		2016(a)		2020		2019		2018		2017(a)		2016(a)
Net asset value, beginning of period	$26.82		$28.62		$28.99		$26.01		$28.47		$26.77		$28.57		$28.95		$25.98		$28.44

Income (loss) from investment operations:
Net investment income (loss)(b)†	1.44		1.36		1.36		1.94		1.53		1.43		1.37		1.39		1.95		1.53
Net realized and unrealized gain (loss)	0.91		(1.19)		0.32		3.01	(c)	(2.04)		0.94		(1.19)		0.29		3.01	(c)	(2.01)

Total from investment operations	2.35		0.17		1.68		4.95		(0.51)		2.37		0.18		1.68		4.96		(0.48)

Less distributions to shareholders:
From net investment income	(1.79)		(1.97)		(2.05)		(1.97)		(1.95)		(1.80)		(1.98)		(2.06)		(1.99)		(1.98)

Total distributions	(1.79)		(1.97)		(2.05)		(1.97)		(1.95)		(1.80)		(1.98)		(2.06)		(1.99)		(1.98)

Net asset value, end of period	$27.38		$26.82		$28.62		$28.99		$26.01		$27.34		$26.77		$28.57		$28.95		$25.98

Total Return(d)	8.97%		0.97%		5.81%		19.47%		(1.77)%		9.08%		1.02%		5.83%		19.50%		(1.73)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,133,945		$1,294,577		$1,273,188		$1,067,086		$827,667		$3,219,098		$2,849,316		$2,862,977		$3,018,159		$3,099,809
Net operating expenses to average daily net assets(e)	0.53%		0.52%		0.53%		0.54%		0.54%		0.48%		0.47%		0.48%		0.49%		0.49%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(f)	0.01%		0.02%		0.00	%(g)	—		0.00	%(g)	0.01%		0.02%		0.00	%(f)	—		0.00	%(f)
Total net expenses to average daily net assets(e)	0.54%		0.54%		0.53%		0.54%		0.54%		0.49%		0.49%		0.48%		0.49%		0.49%
Net investment income (loss) to average daily net assets(b)	5.23%		4.99%		4.57%		6.76%		5.58%		5.22%		5.04%		4.67%		6.81%		5.60%
Portfolio turnover rate	41	%(h)	15	%(h)	34	%(h)	21	%(h)	20%		41	%(h)	15	%(h)	34	%(h)	21	%(h)	20%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(i)	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.03		$0.03		$0.03		$0.04	(a)	$0.04	(a)	$0.03		$0.03		$0.03		$0.04	(a)	$0.04	(a)

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(c)

Includes realized gain per share of $0.23 and $0.23, respectively, as a result of litigation on Argentinian sovereign debt. Excluding this income, the Fund’s realized gain per share would have been $2.78 and $2.78, respectively.

(d)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements or securities sold short, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(g)	Rounds to less than 0.01%.
(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 40%, 15%, 33% and 23%, respectively, of the average value of its portfolio.

(i)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	69

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

HIGH YIELD FUND

	Class VI Shares
	Year Ended February 29, 2020		Period From June 25, 2018 (commencement of operations) through February 28, 2019

Net asset value, beginning of period	$20.21		$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.48		0.27
Net realized and unrealized gain (loss)	0.82		0.71

Total from investment operations	1.30		0.98

Less distributions to shareholders:
From net investment income	(1.57)		(0.61)
From net realized gains	—		(0.16)

Total distributions	(1.57)		(0.77)

Net asset value, end of period	$19.94		$20.21

Total Return(b)	6.40%		5.07	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$161,449		$212,762
Net operating expenses to average daily net assets(c)	0.52	%(d)	0.51	%*(d)
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	0.03%		0.04	%*
Total net expenses to average daily net assets(c)	0.55%		0.55	%*
Net investment income (loss) to average daily net assets(a)	2.34%		2.00	%*
Portfolio turnover rate(f)	105%		81	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(g)(h)	0.12	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Includes recoupment of past reimbursed and/or waived fees (Note 5).
(e)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the year ended February 29, 2020 and period ended February 28, 2019, including transactions in USTF, was 214% and 159%, respectively, of the average value of its portfolio.

(g)	Rounds to less than 0.01%.
(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

70	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

OPPORTUNISTIC INCOME FUND

	Class VI Shares										Class I Shares
	Year Ended February 28/29,										Period from November 5, 2019 (commencement of operations) through February 29, 2020
	2020		2019		2018		2017		2016
Net asset value, beginning of period	$26.21		$26.41		$25.78		$24.57		$24.80		$26.85

Income (loss) from investment operations:
Net investment income (loss)(a)†	1.46		1.32		1.15		0.96		0.53		0.54
Net realized and unrealized gain (loss)	(0.06)		(0.38)		0.18		0.89		(0.34)		(0.08)

Total from investment operations	1.40		0.94		1.33		1.85		0.19		0.46

Less distributions to shareholders:
From net investment income	(1.46)		(1.14)		(0.70)		(0.64)		(0.42)		(1.19)
From net realized gains	—		—		—		—		—		—

Total distributions	(1.46)		(1.14)		(0.70)		(0.64)		(0.42)		(1.19)

Net asset value, end of period	$26.15		$26.21		$26.41		$25.78		$24.57	(b)	$26.12

Total Return(c)	5.45%		3.58%		5.18%		7.62%		0.77%		1.80	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$825,876		$1,001,146		$1,205,954		$1,510,894		$1,648,019		$22,684
Net operating expenses to average daily net assets(d)	0.47%		0.49%		0.47%		0.33%		0.31%		0.66	%*
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(f)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%*(e)
Total net expenses to average daily net assets(d)	0.47%		0.49%		0.47%		0.33%		0.31%		0.66	%*
Net investment income (loss) to average daily net assets(a)	5.50%		4.99%		4.39%		3.82%		2.13%		6.55	%*
Portfolio turnover rate	47	%(g)	75	%(g)	152	%(g)	66	%(g)	66%		47	%**(g)
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%(h)	0.04%		0.03%		0.04%		0.03%		0.07	%*(h)
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.05		$0.04		$0.03		$0.04		—

(a)	Net investment income is affected by the timing of the declaration of dividends by other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Beginning December 21, 2015 the pricing source for certain fixed income assets of the Fund changed, which resulted in an increase in the December 21, 2015 net asset value of the Fund by $0.04 per share.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Rounds to less than 0.01%.
(f)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years/period ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 48%, 83%, 175% and 75%, respectively, of the average value of its portfolio.

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	71

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

U.S. TREASURY FUND

	Core Shares
	Year Ended February 28/29,
	2020	2019(a)		2018(a)		2017(a)		2016(a)
Net asset value, beginning of period	$5.00	$5.00		$5.01		$5.01		$5.01

Income (loss) from investment operations:
Net investment income (loss)†	0.10	0.10		0.05		0.02		0.01
Net realized and unrealized gain (loss)	0.02	0.01		(0.01)		0.00	(b)	0.00	(b)

Total from investment operations	0.12	0.11		0.04		0.02		0.01

Less distributions to shareholders:
From net investment income	(0.10)	(0.11)		(0.05)		(0.02)		(0.01)
From net realized gains	—	—		—		(0.00	)(b)	(0.00	)(b)

Total distributions	(0.10)	(0.11)		(0.05)		(0.02)		(0.01)

Net asset value, end of period	$5.02	$5.00		$5.00		$5.01		$5.01

Total Return(c)	2.47%	2.16%		0.96%		0.54%		0.19%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$222,762	$635,777		$2,324,706		$2,666,697		$4,033,504
Net expenses to average daily net assets	0.06%	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)
Net investment income (loss) to average daily net assets	2.03%	1.97%		1.06%		0.47%		0.16%
Portfolio turnover rate(e)	0%	0%		0%		0%		0%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05%	0.10%		0.09%		0.10%		0.10%

(a)	Per share amounts were adjusted to reflect an approximate 5 for 1 stock split effective December 6, 2018.
(b)	Rounds to less than $0.01.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Rounds to less than 0.01%.
(e)	Portfolio turnover rate calculation excludes short-term investments.
†	Calculated using average shares outstanding throughout the period.

72	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

February 29, 2020

1.	Organization

Each of Asset Allocation Bond Fund, Core Plus Bond Fund, Emerging Country Debt Fund, High Yield Fund, Opportunistic Income Fund and U.S. Treasury Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest without limitation in other GMO Funds (“underlying funds”). In particular, pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), some of the Funds may invest in Emerging Country Debt Fund, Opportunistic Income Fund and U.S. Treasury Fund. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Asset Allocation Bond Fund	FTSE 3-Month Treasury Bill Index	Total return in excess of benchmark
Core Plus Bond Fund	Bloomberg Barclays U.S. Aggregate Index	Total return in excess of benchmark
Emerging Country Debt Fund	J.P. Morgan EMBI Global	Total return in excess of benchmark
High Yield Fund	Markit iBoxx USD Liquid High Yield Index	Total return in excess of benchmark
Opportunistic Income Fund	Not Applicable	Capital appreciation and current income
U.S. Treasury Fund	Not Applicable	Liquidity and safety of principal with current income as a secondary objective

Asset Allocation Bond Fund currently limits subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the year ended February 29, 2020, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; certain sovereign debt securities valued using comparable securities issued by the sovereign adjusted by a specified spread; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; and potential litigation recoveries and interests related to bankruptcy proceedings.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of February 29, 2020:

Description	Level 1	Level 2	Level 3	Total
Asset Allocation Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$—	$224,018,639	$—	$224,018,639

TOTAL DEBT OBLIGATIONS	—	224,018,639	—	224,018,639

Mutual Funds	8,656,379	—	—	8,656,379
Short-Term Investments	416,342	—	—	416,342

Total Investments	9,072,721	224,018,639	—	233,091,360

Total	$9,072,721	$224,018,639	$—	$233,091,360

Core Plus Bond Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$47,669,108	$—	$47,669,108
U.S. Government	90,076,129	—	—	90,076,129
U.S. Government Agency	—	79,943,428	—	79,943,428

TOTAL DEBT OBLIGATIONS	90,076,129	127,612,536	—	217,688,665

Investment Funds	120,389,699	—	—	120,389,699
Mutual Funds	142,229,239	—	—	142,229,239
Short-Term Investments	1,088,103	118,896,930	—	119,985,033
Purchased Options	—	50,858	—	50,858

Total Investments	353,783,170	246,560,324	—	600,343,494

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	2,816,027	—	2,816,027
Futures Contracts
Interest Rate Risk	1,913,611	—	—	1,913,611
Swap Contracts
Interest Rate Risk	—	14,683,646	—	14,683,646

Total	$355,696,781	$264,059,997	$—	$619,756,778

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(4,008,336)	$—	$(4,008,336)
Swap Contracts
Interest Rate Risk	—	(9,585,530)	—	(9,585,530)

Total	$—	$(13,593,866)	$—	$(13,593,866)

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

Description	Level 1	Level 2	Level 3	Total
Emerging Country Debt Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$34,687,234	$—	$34,687,234
Corporate Debt	—	67,526,590	29,902,115	97,428,705
Foreign Government Agency	—	881,950,102	170,402,802	1,052,352,904
Foreign Government Obligations	—	2,171,936,790	173,035,182	2,344,971,972
U.S. Government	479,878,898	80,011,264	—	559,890,162

TOTAL DEBT OBLIGATIONS	479,878,898	3,236,111,980	373,340,099	4,089,330,977

Loan Assignments	—	—	14,402,514	14,402,514
Loan Participations	—	—	47,750,729	47,750,729
Mutual Funds	74,487,484	—	—	74,487,484
Rights/Warrants	—	17,091,904	2,082,394	19,174,298
Short-Term Investments	4,182,862	—	—	4,182,862

Total Investments	558,549,244	3,253,203,884	437,575,736	4,249,328,864

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	2,413,885	—	2,413,885
Options
Credit Risk	—	—	1,096,669	1,096,669
Swap Contracts
Credit Risk	—	40,244,272	—	40,244,272
Interest Rate Risk	—	662,028	—	662,028

Total	$558,549,244	$3,296,524,069	$438,672,405	$4,293,745,718

Liability Valuation Inputs
Derivatives^
Options
Credit Risk	$—	$—	$(60,500)	$(60,500)
Swap Contracts
Credit Risk	—	(2,824,384)	—	(2,824,384)
Interest Rate Risk	—	(9,992,349)	—	(9,992,349)

Total	$—	$(12,816,733)	$(60,500)	$(12,877,233)

High Yield Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$45,081,026	$—	$45,081,026
U.S. Government	3,048,499	—	—	3,048,499

TOTAL DEBT OBLIGATIONS	3,048,499	45,081,026	—	48,129,525

Investment Funds	62,884,055	—	—	62,884,055
Mutual Funds	385,180	—	—	385,180
Short-Term Investments	13,454,889	36,480,024	—	49,934,913

Total Investments	79,772,623	81,561,050	—	161,333,673

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	73,968	—	73,968
Futures Contracts
Interest Rate Risk	71,632	—	—	71,632
Swap Contracts
Credit Risk	—	801,610	—	801,610
Interest Rate Risk	—	4,326	—	4,326

Total	$79,844,255	$82,440,954	$—	$162,285,209

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

Description	Level 1	Level 2	Level 3	Total
High Yield Fund (continued)
Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(693,657)	$—	$(693,657)
Swap Contracts
Interest Rate Risk	—	(139,080)	—	(139,080)

Total	$—	$(832,737)	$—	$(832,737)

Opportunistic Income Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$725,999,333	$25,989,481	$751,988,814
U.S. Government	15,807,292	—	—	15,807,292
U.S. Government Agency	—	—	12,228,802	12,228,802

TOTAL DEBT OBLIGATIONS	15,807,292	725,999,333	38,218,283	780,024,908

Mutual Funds	10,256,103	—	—	10,256,103
Short-Term Investments	1,931,122	40,999,182	—	42,930,304
Purchased Options	—	1,555,412	—	1,555,412

Total Investments	27,994,517	768,553,927	38,218,283	834,766,727

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	16,629	—	16,629
Futures Contracts
Interest Rate Risk	61,980	—	—	61,980
Swap Contracts
Credit Risk	—	20,325,447	—	20,325,447
Interest Rate Risk	—	610,627	—	610,627

Total	$28,056,497	$789,506,630	$38,218,283	$855,781,410

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(47,595)	$—	$(47,595)
Written Options
Credit Risk	—	(1,828,819)	—	(1,828,819)
Swap Contracts
Credit Risk	—	(10,551,744)	—	(10,551,744)
Interest Rate Risk	—	(4,473,054)	—	(4,473,054)

Total	$—	$(16,901,212)	$—	$(16,901,212)

U.S. Treasury Fund
Asset Valuation Inputs
Short-Term Investments	$234,043,004	$—	$—	$234,043,004

Total Investments	234,043,004	—	—	234,043,004

Total	$234,043,004	$—	$—	$234,043,004

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value. Excludes purchased options, if any, which are included in investments.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

The underlying funds held at year end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor). Emerging Country Debt Fund’s Level 3 holdings also include the Republic of Albania Par Bond, due 8/31/25, which is valued by applying a 140 basis point spread to the yield of the U.S. Treasury Strip Principal, due 8/15/25 and a Republic of Kenya loan agreement, which is valued by applying 300 basis point yield spread to a comparable bond. Opportunistic Income Fund’s Level 3 holdings also consists of three U.S. Agency for International Development Floater Bonds which were valued using current LIBOR yield and adjusted by 125 basis points for liquidity considerations and an asset backed security which was adjusted for additional cashflow projections discounted for timing and likelihood of receipt. There were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at February 29, 2020.

For Funds with material total Level 3 assets and/or liabilities, the following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of February 28, 2019	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Balance as of February 29, 2020	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of February 29, 2020
Emerging Country Debt Fund
Debt Obligations
Corporate Debt	$24,697,310	$—	$—	$(1,524)	$—	$5,206,329	$—		$—	$29,902,115	$5,206,329
Foreign Government Agency	130,262,106	8,816,000	(11,924,274)	2,297,753	3,322,932	8,458,709	29,169,576	‡	—	170,402,802	8,458,709
Foreign Government Obligations	116,011,870	61,950	(6,412,672)	4,521,186	—	8,032,843	50,820,005	‡	—	173,035,182	8,032,843
Loan Assignments	7,965,089	6,958,733	(1,132,081)	55,346		555,427			—	14,402,514	538,115
Loan Participations	58,083,336	—	(11,394,396)	2,299,980	—	(1,238,191)	—		—	47,750,729	(1,232,294)
Rights/Warrants	2,736,698	—	—	—	—	(654,304)	—		—	2,082,394	(654,304)

Total Investments	339,756,409	15,836,683	(30,863,423)	9,172,741	3,322,932	20,360,813	79,989,581		—	437,575,736	20,349,398

Derivatives
Options	(993,146)	—	—	—	(739,072)	2,768,387	—		—	1,036,169	2,768,387

Total	$338,763,263	$15,836,683	$(30,863,423)#	$9,172,741	$2,583,860	$23,129,200	$79,989,581		$—	$438,611,905	$23,117,785

Opportunistic Income Fund
Debt Obligations
Asset-Backed Securities	$30,514,634	$1,276,335	$(10,415,650)	$56,463	$(614,201)	$(708,080)	$5,879,980	‡	$—	$25,989,481	$(708,080)
U.S. Government Agency	14,579,868	—	(2,442,500)	32,811	—	58,623	—		—	12,228,802	58,623

Total	$45,094,502	$1,276,335	$(12,858,150)##	$89,274	$(614,201)	$(649,457)	$5,879,980		$—	$38,218,283	$(649,457)

‡	Financial assets transferred between levels were due to a change in observable and/or unobservable inputs.
#	Includes $23,029,756 of proceeds received from partial calls and/or principal paydowns as applicable.
##	Includes $10,039,352 of proceeds received from partial calls and/or principal paydowns as applicable.

Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Indexed investments

Each Fund may invest in various transactions and instruments that are designed to track the performance of an index (including, but not limited to, securities indices and credit default indices). Indexed securities are securities the redemption values and/or coupons of which are indexed to a specific instrument, group of instruments, index, or other statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities or inflation indices, currencies, precious metals or other commodities, or other financial indicators. For example, the maturity value of gold-indexed securities depends on the price of gold and, therefore, their price tends to rise and fall with gold prices.

Loan assignments and participations

The Funds (except U.S. Treasury Fund) may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” in Note 4 “Derivative financial instruments”. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

As of February 29, 2020, the Funds listed below had entered into repurchase agreements. The value of related collateral for each broker listed below exceeds the value of the repurchase agreements at year end. Repurchase agreements outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Fund Name	Counterparty	Gross Value ($)	Net Value (with related collateral) ($)	Weighted Average Maturity (days)
Opportunistic Income Fund	Nomura Securities International, Inc.	40,999,182	42,594,505	11.0

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. As of February 29, 2020, the Funds listed below had entered into reverse repurchase agreements.

Fund Name	Received from reverse repurchase agreements ($)	Market value of securities plus accrued interest ($)
High Yield Fund	674,715	771,458

As of February 29, 2020, High Yield Fund had investments in reverse repurchase agreements with Barclays Bank PLC with a gross value of $674,715. The value of related collateral on reverse repurchase agreements exceeded the value at year end. As of February 29, 2020, the reverse repurchase agreements held by High Yield Fund had open maturity dates.

Reverse repurchase agreements outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

The following is a summary of the gross value of reverse repurchase agreements categorized by class of collateral pledged and maturity date:

	February 29, 2020

	Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	Between 30-90 days	Greater Than 90 days	On Demand	Total
High Yield Fund
Reverse Repurchase Agreements
Corporate Debt	$—	$—	$—	$—	$674,715	$674,715

Total borrowings	$—	$—	$—	$—	$674,715	$674,715

Inflation-indexed bonds

The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation/deflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation/deflation into the principal value of the bond. Many other issuers adjust the coupon accruals for inflation related changes.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e. stated interest rates) and the rate of inflation. Therefore, if the rate of inflation

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase/decrease in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Delayed delivery commitments and when-issued securities

The Funds (except U.S. Treasury Fund) may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The purchase of when-issued or delayed delivery securities can cause a Fund’s portfolio to be leveraged. Investments in when-issued securities also present the risk that the security will not be issued or delivered. Delayed delivery commitments outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the dividend and/or interest payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Short sales outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

With the exception of U.S. Treasury Fund, the policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. The policy of U.S. Treasury Fund is to declare dividends daily, to the extent net investment income is available. U.S. Treasury Fund will generally pay dividends on the first business day following the end of each month in which dividends were declared. Accrued dividends in respect of a shareholder’s partial redemption of U.S. Treasury Fund shares redeemed between monthly payment dates will be paid on the first business day following the end of the month in which redemptions are made. Accrued dividends in respect of a shareholder’s complete redemption of U.S. Treasury Fund shares between monthly payment dates will be paid with the redemption proceeds. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the year ended February 29, 2020, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

Differences in distributable earnings on a U.S. GAAP and tax accounting basis primarily relate to the following:

Differences related to:	Asset Allocation Bond Fund	Core Plus Bond Fund	Emerging Country Debt Fund	High Yield Fund	Opportunistic Income Fund	U.S. Treasury Fund
Interest, accretion and amortization	X		X		X
Capital loss carry forwards	X	X	X		X	X
Defaulted bonds			X
Derivative contract transactions	X	X	X	X	X
Foreign currency transactions	X	X	X	X
Late-year ordinary losses	X	X
Losses on wash sale transactions	X	X	X	X
Losses related to debt obligations					X
Post-October capital losses	X		X	X
In-kind purchase transactions				X

The tax character of distributions declared by each Fund to shareholders is as follows:

	Tax year ended February 29, 2020			Tax year ended February 28, 2019

Fund Name	Ordinary Income (including any net short-term capital gain) ($)	Net Long-Term Capital Gain ($)	Total Distributions ($)	Ordinary Income (including any net short-term capital gain) ($)	Net Long-Term Capital Gain ($)	Total Distributions ($)
Asset Allocation Bond Fund	13,375,216	—	13,375,216	22,803,935	—	22,803,935
Core Plus Bond Fund	30,152,164	1,784,113	31,936,277	33,283,227	—	33,283,227
Emerging Country Debt Fund	271,475,423	—	271,475,423	287,890,398	—	287,890,398
High Yield Fund	16,679,907	—	16,679,907	8,072,368	83,385	8,155,753
Opportunistic Income Fund	49,076,525	—	49,076,525	45,077,214	—	45,077,214
U.S. Treasury Fund	9,860,244	—	9,860,244	27,557,392	—	27,557,392

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

As of February 29, 2020, the components of distributable earnings on a tax basis and certain tax attributes for the Funds consisted of the following:

Fund Name	Undistributed Ordinary Income (including any net short-term capital gain) ($)	Undistributed Net Long-Term Capital Gain ($)	Late-Year Ordinary Loss Deferral ($)	Capital Loss Carryforwards ($)	Post-October Capital Loss Deferral ($)
Asset Allocation Bond Fund	—	—	(166,200)	(67,174,904)	—
Core Plus Bond Fund	3,159,361	8,549,870	(1,188,513)	(25,020,146)	—
Emerging Country Debt Fund	51,721,901	50,846,487	—	—	—
High Yield Fund	1,074,358	167,535	—	—	—
Opportunistic Income Fund	5,409,488	—	—	(66,270,766)	—
U.S. Treasury Fund	—	—	—	(967,217)	(29,427)

As of February 29, 2020, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 29, 2020, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)	Long-Term ($)
Asset Allocation Bond Fund	(27,013,502)	(40,161,402)
Core Plus Bond Fund	(291,118)	(24,729,028)
Emerging Country Debt Fund	—	—
High Yield Fund	—	—
Opportunistic Income Fund	—	(66,270,766)
U.S. Treasury Fund	(941,359)	(25,858)

As of February 29, 2020, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Asset Allocation Bond Fund	218,872,149	14,219,211	—	14,219,211	—
Core Plus Bond Fund	588,722,784	17,792,960	(6,172,250)	11,620,710	2,978,211
Emerging Country Debt Fund	4,494,636,779	345,970,388	(591,278,303)	(245,307,915)	11,569,204
High Yield Fund	161,425,303	1,474,087	(1,565,717)	(91,630)	(876,137)
Opportunistic Income Fund	840,920,394	29,952,399	(36,106,066)	(6,153,667)	(17,085,626)
U.S. Treasury Fund	233,368,796	677,769	(3,561)	674,208	—

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical

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Notes to Financial Statements — (Continued)

February 29, 2020

merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation/deflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent. Cash balances maintained at the custodian and transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of an investor’s purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and redemption fee or modify an existing fee at any time.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

GMO also may waive or reduce the purchase premium or redemption fee for a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

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Notes to Financial Statements — (Continued)

February 29, 2020

GMO also may reduce the purchase premium to the extent that securities are used to purchase a Fund’s shares (taking into account transaction costs, stamp duties or transfer fees). GMO may reduce redemption fees to the extent a Fund uses portfolio securities to redeem its shares (taking into account transaction costs, stamp duties or transfer fees).

As of February 29, 2020, the premium on cash purchases and the fee on cash redemptions were as follows:

	Asset Allocation Bond Fund	Core Plus Bond Fund	Emerging Country Debt Fund(1)	High Yield Fund	Opportunistic Income Fund(2)	U.S. Treasury Fund
Purchase Premium	—	—	0.75%	—	—	—
Redemption Fee	—	—	0.75%	—	—	—

(1)	Prior to February 1, 2016, the premiums on purchases and the fee on redemptions were each 0.50% of the amount invested or redeemed.
(2)	Prior to June 30, 2019, the premiums on purchases and the fee on redemptions were each 0.40% of the amount invested or redeemed.

Recently-issued accounting guidance

In August 2018, the Financial Accounting Standards Board (“FASB”) issued a new Accounting Standards Update 2018-13, “Fair Value Measurement (Topic 820) Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”). The amendments in ASU 2018-13 apply to all entities that are required, under existing U.S. GAAP, to make disclosures about recurring or nonrecurring fair value measurements. The amendments in ASU 2018-13 modify, remove and add certain disclosure requirements from FASB Accounting Standards Codification 820, Fair Value Measurement. The amendments in ASU 2018-13 are effective for all public entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 with early adoption permitted. The Funds have early adopted the modifications and removals under this amendment and GMO is currently evaluating the impact, if any, of the new disclosure requirements on the Funds’ financial statements.

In March 2017, the FASB issued a new Accounting Standards Update No. 2017-08, “Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). ASU 2017-08 amends the required amortization period for purchased callable debt securities that have been purchased at a premium. The scope of the amendment is limited to debt securities that have an explicit non-contingent call feature at a fixed price on a preset date or dates. The amendment requires that the aforementioned premium on such debt securities shall be amortized through the next call date, whereas current U.S. GAAP requires amortization through the maturity date of the security. This amendment does not apply to debt securities purchased at a discount. The Funds adopted ASU 2017-08 effective March 1, 2019. The adoption of ASU 2017-08 did not materially impact the Funds’ financial statements.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Asset Allocation Bond Fund	Core Plus Bond Fund	Emerging Country Debt Fund	High Yield Fund	Opportunistic Income Fund	U.S. Treasury Fund
Commodities Risk	X
Counterparty Risk	X	X	X	X	X	X
Credit Risk	X	X	X	X	X	X
Currency Risk	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X
Fund of Funds Risk	X	X	X	X	X
Futures Contracts Risk		X		X	X
Illiquidity Risk	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X
Market Risk – Asset-Backed Securities	X	X	X		X
Market Risk – Equities	X				X
Market Risk – Fixed Income	X	X	X	X	X	X
Non-Diversified Funds	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X
Small Company Risk	X	X			X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time. Please see the Funds’ prospectus for more information regarding the risks of investing in the Funds.

Each Fund that invests in other GMO Funds or other investment companies (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. In addition, the value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise be forced to hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws, regulations or other requirements. The Funds are not subject to any limit on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have terms longer than six months (and, in some cases, decades). The creditworthiness of a counterparty can be expected to be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral if the Fund’s interest in the collateral is not perfected or additional collateral is not posted promptly as required. GMO’s view with respect to a particular counterparty is subject to change. The fact, however, that it changes adversely (whether due to external events or otherwise) does not mean that a Fund’s existing transactions with that counterparty will necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty (for example, re-establishing the transaction with a lower notional amount or entering into a countervailing trade with the same counterparty). Counterparty risk also will be greater if a counterparty’s obligations exceed the value of the collateral held by the Fund (if any).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds. Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk,” some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Funds’ ability to exercise remedies, such as the termination of transactions, netting of obligations or realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide governmental authorities broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, in the European Union, governmental authorities could reduce, eliminate, or convert to equity the liabilities to the Funds of a counterparty experiencing financial difficulties (sometimes referred to as a “bail in”).

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligation to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result (and/or in anticipation) of the issuer’s, guarantor’s, or obligors’ failure to meet their payment obligations or a downgrading of the credit rating of the investment. This risk is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Fixed income investments also are subject to illiquidity risk. See “Illiquidity Risk.”

All fixed income investments are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income investment. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign or quasi-sovereign debt involve the risk that the governmental entities responsible for repayment will be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner can be expected to be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer will default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk and market price of a fixed income investment are reflected in its credit ratings, and a Fund holding a rated investment is subject to the risk that the investment’s rating will be downgraded, resulting in a decrease in the market price of the fixed income investment.

Securities issued by the U.S. government historically have presented minimal credit risk. However, events in 2011 led several major rating agencies to downgrade the long-term credit rating of U.S. bonds and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the market price of a Fund’s investments and increase the volatility of a Fund’s portfolio.

As described under “Market Risk — Asset-Backed Securities,” asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described under “Market Risk — Asset-Backed Securities.” The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors.

A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income investment changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an adverse credit event or change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

Credit risk is particularly pronounced for below investment grade investments (commonly referred to as “high yield” or “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade investments have speculative

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

characteristics, often are less liquid than higher quality investments, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted or other low quality debt instruments generally are considered speculative and typically involve substantial risks not normally associated with investments in higher quality investments, including adverse business, financial or economic conditions that lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer does not make any interest or other payments and a Fund incurs additional expenses in seeking recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt instrument proves incorrect, a Fund is likely to lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of a default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position will decline in value. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund is likely to realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk.”

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk.”

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars or may only be able to do so at an unfavorable exchange rate. Exchange rates for many currencies are affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk”).

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, such as securities, commodities or currencies, reference rates, such as interest rates, currency exchange rates or inflation rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include, but are not limited to, futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed, or the position transferred, only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, runs the risk of being unable to obtain payments GMO believes are owed to it under an OTC derivatives contract or of those payments being delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s fundamental fair (or intrinsic) value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of not being able to recover what it is owed if the counterparty defaults. Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk.

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Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation and exposes the Funds to the risk that the pricing models used do not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, there is a risk that inaccurate valuations will result in increased cash payments to counterparties, under-collateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the cost of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk”) and counterparty risk (see “Counterparty Risk”). These derivatives also are subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction will lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e. a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index could result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk.”

Special tax rules apply to a Fund’s transactions in derivatives, which could increase the taxes payable by shareholders subject to U.S. income taxation. In particular, a Fund’s derivative transactions potentially could cause a substantial portion of the Fund’s distributions to be taxable at ordinary income tax rates. In addition, the tax treatment of a Fund’s use of derivatives will sometimes be unclear. See the Funds’ Prospectus and Statement of Additional Information for more information.

The SEC has proposed a rule under the 1940 Act, regulating the use by registered investment companies of derivatives and many related instruments. That rule, if adopted as proposed, would, among other things, restrict a Fund’s ability to engage in derivatives transactions or so increase the cost of derivatives transactions that GMO would be unable to implement a Fund’s investment strategy.

Derivatives Regulation. The U.S. government has enacted legislation that provides for regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) have adopted similar requirements, which affect a Fund when it enters into a derivatives transaction with a counterparty subject to those requirements. Because these U.S. and European Union requirements are evolving, their impact on the Funds remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivative positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivative positions. Also, as a general matter, in contrast to a bilateral derivative position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivative position or an increase in the margin required at the outset of a transaction. Clearing houses also have broad rights to increase the margin required for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivative positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivative positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk”). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction.

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In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than the documentation for typical bilateral derivatives. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member. Also, such documentation typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks are likely to be more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.

If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. New variation margin requirements became effective in March 2017 and new initial margin requirements will become effective in 2020. Such requirements could increase the amount of margin a Fund needs to post in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the cost of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they historically posted for bilateral derivatives. The cost of derivatives transactions is expected to increase further as clearing members raise their fees to cover the cost of additional capital requirements and other regulatory changes applicable to the clearing members. These rules and regulations are evolving, and, therefore, their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e. the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. Some Funds are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights at any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.)

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National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO likely constitute such a group. When applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own typically pays borrowing fees to a broker and is required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index.

Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in a limited number of asset classes, sectors, industries, issuers, currencies, countries, or regions (or in sectors within a country or region) that are subject to the same or similar risk factors and Funds with investments whose prices are closely correlated are subject to greater overall risk than Funds with investments that are more diversified or whose prices are not as closely correlated.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of those issuers’ securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically to a particular geographic region, country or market (e.g., emerging markets), or to sectors within a region, country, or market (e.g., Russian oil) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk.”

• FUND OF FUNDS RISK. Funds that invest in Underlying Funds (including underlying GMO Funds) are exposed to the risk that the Underlying Funds will not perform as expected. The Funds also are indirectly exposed to all of the risks to which the Underlying Funds are exposed.

Because, absent reimbursement, a Fund bears the fees and expenses of an Underlying Fund (including purchase premiums and redemption fees, if any) in which it invests, the Fund will incur additional expenses when investing in an Underlying Fund. In addition, total Fund expenses will increase if a Fund makes a new or further investment in Underlying Funds with higher fees or expenses than the average fees and expenses of the Underlying Funds then in the Fund’s portfolio.

In addition, to the extent a Fund invests in shares of underlying GMO Funds, it is indirectly subject to Large Shareholder Risk when an underlying GMO Fund has large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk.”

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At any particular time, one Underlying Fund may be purchasing securities of an issuer whose securities are being sold by another Underlying Fund, resulting in a Fund that holds each Underlying Fund indirectly incurring the costs associated with the two transactions without changing its exposure to those securities.

Investments in exchange-traded funds (“ETFs”) involve the risk that an ETF’s performance will not track the performance of the index it is designed to track. In addition, ETFs often use derivatives to track the performance of an index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed in “Derivatives and Short Sales Risk.” ETFs are investment companies that typically hold a portfolio of securities designed to track the price, performance, and dividend yield of a particular securities market index (or sector of an index). As investment companies, ETFs incur their own management and other fees and expenses, such as trustee fees, operating expenses, registration fees, and marketing expenses, and a Fund that invests in ETFs bears a proportionate share of such fees and expenses. As a result, an investment by a Fund in an ETF could result in higher expenses and lower returns than if the Fund were to invest directly in the securities underlying the ETF.

A Fund’s investments in one or more Underlying Funds could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

• FUTURES CONTRACTS RISK. The risk of loss to a Fund resulting from its use of futures contracts (or “futures”) is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts may increase the volatility of the Fund’s net asset value. A Fund’s ability to establish and close out positions in futures contracts is subject to the development and maintenance of a liquid secondary market. A liquid secondary market may not exist for any particular futures contract at any particular time, and a Fund might be unable to effect closing transactions to terminate its exposure to the contract. In using futures contracts, a Fund relies on GMO’s ability to predict market and price movements correctly. The skills needed to use futures contracts successfully are different from those needed for traditional portfolio management. If a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are the subject of the hedge.

A Fund typically will be required to post margin with its futures commission merchant in connection with its positions in futures contracts. If the Fund has insufficient cash to meet margin requirements, the Fund typically will have to sell other investments at disadvantageous times. A Fund also runs the risk of being unable to reenter or be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. For example, should the futures commission merchant become insolvent, a Fund may be unable to recover all (or any) of the margin it has deposited or realize the value of any increase in the price of its positions.

The Commodity Futures Trading Commission (the “CFTC”) and the various exchanges have established limits (referred to as “speculative position limits”) on the maximum net long or net short positions that any person and certain of its affiliated entities may hold or control in a particular futures contract. In addition, an exchange may impose trading limits on the number of contracts a person may trade on a particular day. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose sanctions or restrictions. In addition, the Dodd-Frank Wall Street Reform and Consumer Protection Act requires the CFTC to establish speculative position limits on listed futures and economically equivalent OTC derivatives, and those limits may adversely affect the market liquidity of those futures and derivatives. As a result of such limits, positions held by other GMO clients or by GMO or its affiliates could prevent GMO from taking positions on behalf of a Fund in a particular futures contract or OTC derivative.

Futures contracts traded on markets outside the United States are not subject to regulation by the CFTC or other U.S. regulators. U.S. regulators neither regulate the activities of a foreign exchange nor have the power to compel enforcement of the rules of a foreign exchange or the laws of the country where the exchange is located. In addition, foreign futures contracts may be less liquid and more volatile than U.S. contracts.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits, delays or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed, defaulted or other low quality debt securities, emerging country debt or equity securities or securities of companies with smaller market capitalizations or smaller total

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float-adjusted market capitalizations, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also tends to be greater in times of financial stress. For example, inflation-protected securities issued by the U.S. Treasury (“TIPS”) have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are often more susceptible than other securities to price declines when market prices decline generally.

A Fund may buy securities or other investments that are less liquid than those in its benchmark. The more illiquid investments a Fund has, the greater the likelihood of its paying redemption proceeds in-kind.

The SEC has adopted Rule 22e-4 under the 1940 Act, which requires each Fund to adopt a liquidity risk management program to assess and manage its illiquidity risk. Under its program, each Fund will be required to classify its investments into specific liquidity categories and monitor compliance with limits on illiquid investments. The term “illiquid investments” for purposes of the program means investments that GMO reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investments. The Funds do not expect Rule 22e-4 to have a significant effect on investment operations. While the liquidity risk management program attempts to assess and manage illiquidity risk, there is no guarantee it will be effective in reducing the illiquidity risk inherent in a Fund’s investments.

Historically, credit markets have experienced periods characterized by a significant lack of liquidity, and they may experience similar periods in the future. If a Fund is required to sell illiquid investments to satisfy collateral posting requirements or to meet redemptions, those sales could put significant downward price pressure on the market price of the securities being sold.

A Fund’s ability to use options as part of its investment program depends on the liquidity of the options market. That market may not be liquid when a Fund seeks to close out an option position, and the hours of trading for options on an exchange may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for those securities that are not immediately reflected in the options markets. If a Fund receives a redemption request and is unable to close out an option it has sold, the Fund would temporarily be leveraged in relation to its assets.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, at disadvantageous prices to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the outstanding shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds, adversely affecting the Fund’s performance to the extent that the Fund is required to sell investments when it would not have otherwise done so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Further, from time to time a Fund may trade in anticipation of a purchase or redemption order that ultimately is not received or differs in size from the actual order, leading to temporary underexposure or overexposure to the Fund’s intended investment program. In addition, redemptions and purchases of shares by a large shareholder or group of shareholders could limit the use of any capital losses (including capital loss carryforwards) to offset realized capital gains (if any) and other losses that would otherwise reduce distributable net investment income. In addition, large shareholders may limit or prevent a Fund’s use of equalization for U.S. federal tax purposes.

To the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• LEVERAGING RISK. The use of traditional borrowing (including to meet redemption requests) reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e. a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e. a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives, similar to short sales, have the potential for unlimited loss, regardless of the size of

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the initial investment. Similarly, a Fund’s portfolio will be leveraged and can incur losses if the value of the Fund’s assets declines between the time a redemption request is received or deemed to be received by a Fund (which in some cases is the business day prior to actual receipt by the Fund of the redemption request) and the time at which the Fund liquidates assets to meet redemption requests. Such a decline in the value of a Fund’s assets is more likely in the case of Funds managed from GMO’s non-U.S. offices for which the time period between the determination of net asset value and corresponding liquidation of assets could be longer due to time zone differences. In the case of redemptions representing a significant portion of a Fund’s portfolio, the leverage effects described above can be significant and could expose a Fund and non-redeeming shareholders to material losses.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

Some Funds are permitted to purchase securities on margin or to sell securities short, either of which creates leverage. To the extent the market prices of securities pledged to counterparties to secure a Fund’s margin account or short sale decline, the Fund may be required to deposit additional funds with the counterparty to avoid having the pledged securities liquidated.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For many Funds, GMO uses quantitative models as part of its investment process and in making investment decisions for those Funds. Those Funds run the risk that GMO’s models will not accurately predict future market movements or characteristics. In addition, those models are based on assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Funds also run the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong.

The usefulness of GMO’s models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that includes errors, omissions, bugs, or viruses, and by the retrieval of limited or imperfect data for processing by the model. These risks are more likely to occur when GMO is making changes to its models. Any of these risks could adversely affect a Fund’s performance.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to a risk of loss resulting from other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other operational services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value for a Fund or share class on a timely basis. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and to technological malfunctions that have effects similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and disrupting operations. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses and additional compliance costs. The Funds’ service providers regularly experience cyber-attacks and expect they will continue to do so. While GMO has established business continuity plans and systems designed to prevent, detect and respond to cyber-attacks, those plans and systems have inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could have material adverse

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consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber-attacks, technological disruptions, malfunctions, or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Funds from, among other things, buying or selling securities or accurately pricing their investments. The Funds cannot directly control cyber security plans and systems of their service providers, the Funds’ counterparties, issuers of securities in which the Funds invest, or securities markets and exchanges.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events (e.g., wars and terrorism) will disrupt securities markets and adversely affect global economies and markets, thereby reducing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or in other economic inputs (e.g., the marked decline in oil prices in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation or other fraudulent trading practices, which could disrupt their orderly functioning or reduce the prices of securities traded on them, including securities held by the Funds. Fraud and other deceptive practices committed by an issuer of securities held by a Fund undermine GMO’s due diligence efforts and, when discovered, will likely cause a steep decline in the market price of those securities and thus negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility, which can negatively affect a Fund’s investment program.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in the recent past) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States have resulted, and may in the future result, in shutdowns of government services, which could adversely affect the U.S. economy, reduce the value of many Fund investments, and impair the operation of the U.S. or other securities markets. Climate change regulation (such as decarbonization legislation or other mandatory controls to reduce emissions of greenhouse gases) could significantly affect many of the companies in which the Funds invest by, among other things, increasing those companies’ operating costs and capital expenditures. Uncertainty over the sovereign debt of several European Union countries, as well as uncertainty over the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or if the European Union dissolves, the world’s securities markets likely would be significantly disrupted. On January 31, 2020, the United Kingdom formally withdrew from the European Union (commonly known as “Brexit”), and an 11-month transition period commenced during which most European Union law will continue to apply in the United Kingdom while it negotiates its future relationship with the European Union. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets. Potential negative long-term effects could include, among others, greater market volatility and illiquidity, disruptions to world securities markets, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and an increased likelihood of a recession in the United Kingdom. The consequences of the United Kingdom’s or another country’s exit from the European Union also could threaten the stability of the Euro and could negatively affect the financial markets of other countries in the European region and beyond, which may include companies or assets held or considered for prospective investment by GMO.

War, terrorism, economic uncertainty, and related geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. For example, the U.S. has imposed economic sanctions, which consist of asset freezes, restrictions on dealings in debt and equity, and certain industry-specific restrictions. These types of sanctions have recently been applied against the Venezuelan and Russian governments, as well as against certain Russian and Venezuelan officials and institutions. These sanctions, any additional sanctions or intergovernmental actions, or even the threat of further sanctions, may result in a decline of the value and liquidity of Russian and Venezuelan securities, a weakening of the Russian and Venezuelan currencies or other adverse consequences to their respective economies. Sanctions impair the ability of the Funds to buy, sell, receive or deliver those securities and/or assets that are within the scope of the sanctions. In addition, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the market price of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment

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objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

An outbreak of respiratory disease caused by a novel coronavirus designated as COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways and may continue to do so in the future. Health crises caused by the outbreak of COVID-19 may also exacerbate other pre-existing political, social, economic, market and financial risks. The effects of the outbreak in developing or emerging market countries may be greater due to less established health care systems. The COVID-19 pandemic and its effects may be short term or may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could impair the Funds’ ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of the Funds’ service providers, adversely affect the value and liquidity of the Funds’ investments, and negatively impact the Funds’ performance and your investment in a Fund.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market price of their holdings will decline. Market risks include:

Asset-Backed Securities — Investments in asset-backed securities not only are subject to all of the market risks described under “Market Risk — Fixed Income” but to other market risks as well.

Asset-backed securities are often exposed to greater risk of severe credit downgrades, illiquidity, and defaults than many other types of fixed income investments. These risks become particularly acute during periods of adverse market conditions, such as those that occurred in 2008.

As described under “Market Risk — Fixed Income,” the market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the performance of other service providers with access to the payment stream. A problem in any of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive when the Fund purchased the asset-backed security. Principal repayments of asset-backed securities are at risk if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities have. Asset-backed securities backed by sub-prime mortgage loans, in particular, expose a Fund to potentially greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. Asset-backed securities also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” for more information about credit risk.

When worldwide economic and liquidity conditions deteriorated in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many asset-backed (as well as others) fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed (and other) fixed income securities, and they may occur again. Also,

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government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security depends in part on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. The mishandling of documentation for underlying assets also can affect the rights of holders of those underlying assets. The insolvency of a servicer is likely to result in a decline in the market price of the securities it is servicing, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, the obligations underlying asset-backed securities may be repaid more slowly than anticipated, and the market price of those securities may decrease.

The existence of insurance on an asset-backed security does not guarantee that the principal and interest will be paid because the insurer could default on its obligations.

The risk of investing in asset-backed securities has increased since 2008 because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” for more information about risks of investing in correlated sectors. A single financial institution may serve as a servicer for many asset-backed securities. As a result, a disruption in that institution’s business would likely have a material impact on the many asset-backed securities it services. The risks associated with asset-backed securities are particularly pronounced for Opportunistic Income Fund, which has invested a substantial portion of its assets in asset-backed securities, and for the Funds that have invested a substantial portion of their assets in Opportunistic Income Fund.

Equities — Funds that invest in equities run the risk that the market price of an equity will decline. That decline may be attributable to factors affecting the issuer, such as a failure to keep up with technological advances or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market prices of equities are volatile and can decline in a rapid or unpredictable manner. If a Fund purchases an equity for what GMO believes is less than its fundamental fair (or intrinsic) value, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO’s incorrect assessment. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Fixed Income — Funds that invest in fixed income investments (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to uncertainty about their credit quality and the reliability of their payment streams. Some fixed income investments also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income investment. When interest rates rise, fixed income investments also may be repaid more slowly than anticipated, causing a decrease in their market price. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade investments (commonly referred to as “high yield” or “junk bonds”) may be particularly volatile. Often, below investment grade investments are subject to greater sensitivity to interest rate and economic changes than higher rated investments and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” for more information about these risks.

A risk run by each Fund with significant investment in fixed income investments is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is greater for Funds investing in fixed income investments with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments would likely be significantly reduced if GMO’s assessment proves incorrect.

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The extent to which the market price of a fixed income investment changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because its fixed rate is locked in for a longer period of time. Floating-rate or variable-rate investments generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate investments have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate investments when interest rates rise but outperform them when interest rates decline. Fixed income investments paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including TIPS) typically declines during periods of rising real interest rates (i.e. nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

When interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk.”

In response to government intervention, economic or market developments, or other factors, markets for fixed income investments may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling portfolio investments when it would otherwise not do so, including at unfavorable prices. Moreover, fixed income investments will be difficult to value during such periods. During the last ten years, central banks and governmental financial regulators, including the U.S. Federal Reserve, kept interest rates historically low. However, more recently, the U.S. Federal Reserve has increased interest rates. A substantial increase in interest rates could have an adverse effect on prices for fixed income investments and on the performance of the Funds. Other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) also could have a material adverse effect on the Funds.

• NON-DIVERSIFIED FUNDS. All of the Funds (except U.S. Treasury Fund) are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers. As a result, they are likely to be subject to greater credit, market and other risks than if their investments were more diversified, and poor performance by a single investment is likely to have a greater impact on their performance.

In addition, each of the Funds (other than U.S. Treasury Fund) may invest in shares of one or more other GMO Funds that are not “diversified” investment companies within the meaning of the 1940 Act.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to more risks than Funds that invest only in U.S. securities. Many non-U.S. securities markets list securities of only a small number of companies in a small number of industries. As a result, the market prices of securities traded on those markets (particularly in emerging markets) often fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs. In addition, some countries limit a Fund’s ability to profit from short-term trading (as defined in that country).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no benefit. In addition, a Fund’s pursuit of a tax refund may subject it to administrative and judicial proceedings in the country where it is seeking the refund. A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if it is entitled to one. The outcome of a Fund’s efforts to obtain a refund is inherently unpredictable. In some cases, the amount of a refund could be material to a Fund’s net asset value. Accordingly, a refund is not typically reflected in the Fund’s net asset value until it is received or until GMO is confident that it will be received. Generally, absent a determination that a refund is collectible and free from significant contingencies, a refund is not reflected in a Fund’s net asset value. See “Taxes, Non-U.S. Taxes” in the GMO Trust Statement of Additional Information for additional information.

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Investing in non-U.S. securities also exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, government involvement in every country, including the U.S., or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States. Fluctuations in currency exchange rates also affect the market prices of a Fund’s non-U.S. securities (see “Currency Risk”).

The Funds need a license to invest directly in securities traded in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude a Fund from obtaining a similar license. In addition, the activities of a GMO client could cause the suspension or revocation of a Fund’s license.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); increased risk of nationalization, expropriation, or other confiscation of issuer assets; greater governmental involvement in the economy or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises); less governmental supervision and regulation of securities markets and participants in those markets; controls on investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e. a market freeze); unavailability of currency hedging techniques; less rigorous auditing and financial reporting standards and resulting unavailability of reliable information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may depend predominantly on only a few industries or revenues from particular commodities and often are more volatile than the economies of developed countries.

• SMALL COMPANY RISK. Companies with smaller market capitalizations tend to have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers and depend on fewer key employees than larger companies. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for the securities of these companies.

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in response to adverse market, economic, political or other conditions.

The Funds (other than Emerging Country Debt Fund, High Yield Fund and U.S. Treasury Fund) may take temporary defensive positions if deemed prudent by GMO. Many of the Funds have previously taken temporary defensive positions.

To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

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The Funds may use derivatives to gain long investment exposure to securities or other assets. In particular, the Funds may use swaps, options, or other derivatives on an index, an ETF, a single security, or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). For example, a Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer or may use a bond futures contract to short the bond market of a particular country. A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency. The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, ETFs, and currencies without actually having to sell existing investments or make new direct investments. For instance, GMO may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, a Fund may have gross investment exposures in excess of its net assets (i.e., the Fund may be leveraged) and therefore are subject to heightened risk of loss. Each Fund’s (other than U.S. Treasury Fund) performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

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For Funds that held derivatives during the year ended February 29, 2020, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Asset Allocation Bond Fund	Core Plus Bond Fund	Emerging Country Debt Fund	High Yield Fund	Opportunistic Income Fund
Forward currency contracts
Adjust currency exchange rate risk	X	X	X	X	X
Adjust exposure to foreign currencies	X	X	X	X
Futures contracts
Adjust interest rate exposure		X		X	X
Maintain the diversity and liquidity of the portfolio		X		X	X
Options (Purchased)
Adjust currency exchange rate risk	X	X
Adjust exposure to foreign currencies	X	X
Adjust interest rate exposure					X
Achieve exposure to a reference entity’s credit					X
Provide a measure of protection against default loss					X
Options (Written)
Achieve exposure to a reference entity’s credit					X
Adjust currency exchange rate risk	X	X
Adjust exposure to foreign currencies	X	X
Adjust interest rate exposure					X
Provide a measure of protection against default loss					X
Options (Credit linked)
Achieve exposure to a reference entity’s credit			X
Swap contracts
Achieve exposure to a reference entity’s credit			X	X	X
Adjust exposure to certain markets					X
Adjust interest rate exposure	X	X	X		X
Provide a measure of protection against default loss			X	X	X
Provide exposure to the Fund’s benchmark		X		X
Adjust exposure to foreign currencies			X
Hedge non-core equity exposure		X
Forward currency contracts

The Funds (except U.S. Treasury Fund) may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

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These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are collateralized. Forward currency contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e. sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

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In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations. The periodic frequency of payments received may differ from periodic payment frequencies made and their frequencies could be monthly, quarterly, semiannually, annually or at maturity.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally

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fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

***

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of February 29, 2020 and the Statements of Operations for the year ended February 29, 2020^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Asset Allocation Bond Fund
Net Realized Gain (Loss) on
Investments (purchased options)	$—	$—	$(84,743)	$(137,302)	$—	$(222,045)
Forward Currency Contracts	—	—	592,313	—	—	592,313
Written Options	—	—	26,925	—	—	26,925
Swap Contracts	—	—	—	1,526,196	—	1,526,196

Total	$—	$—	$534,495	$1,388,894	$—	$1,923,389

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$—	$—	$84,743	$122,582	$—	$207,325
Forward Currency Contracts	—	—	(738,520)	—	—	(738,520)
Written Options	—	—	(26,925)	—	—	(26,925)
Swap Contracts	—	—	—	(929,229)	—	(929,229)

Total	$—	$—	$(680,702)	$(806,647)	$—	$(1,487,349)

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	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Core Plus Bond Fund
Asset Derivatives
Investments, at value (purchased options)	$—	$—	$50,858	$—	$—	$50,858
Unrealized Appreciation on Forward Currency Contracts	—	—	2,816,027	—	—	2,816,027
Unrealized Appreciation on Futures Contracts¤	—	—	—	1,913,611	—	1,913,611
Swap Contracts, at value¤	—	—	—	14,683,646	—	14,683,646

Total	$—	$—	$2,866,885	$16,597,257	$—	$19,464,142

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(4,008,336)	$—	$—	$(4,008,336)
Swap Contracts, at value¤	—	—	—	(9,585,530)	—	(9,585,530)

Total	$—	$—	$(4,008,336)	$(9,585,530)	$—	$(13,593,866)

Net Realized Gain (Loss) on
Investments (purchased options)	$—	$—	$(202,051)	$(326,169)	$—	$(528,220)
Forward Currency Contracts	—	—	1,120,344	—	—	1,120,344
Futures Contracts	—	—	—	8,088,238	—	8,088,238
Written Options	—	—	64,197	—	—	64,197
Swap Contracts	—	—	—	5,625,601	—	5,625,601

Total	$—	$—	$982,490	$13,387,670	$—	$14,370,160

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$—	$—	$197,450	$291,202	$—	$488,652
Forward Currency Contracts	—	—	(1,970,496)	—	—	(1,970,496)
Futures Contracts	—	—	—	2,142,312	—	2,142,312
Written Options	—	—	(64,197)	—	—	(64,197)
Swap Contracts	—	—	—	3,102,045	—	3,102,045

Total	$—	$—	$(1,837,243)	$5,535,559	$—	$3,698,316

Emerging Country Debt Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$2,413,885	$—	$—	$2,413,885
Options, at value	1,096,669	—	—	—	—	1,096,669
Swap Contracts, at value¤	40,244,272	—	—	662,028	—	40,906,300

Total	$41,340,941	$—	$2,413,885	$662,028	$—	$44,416,854

Liability Derivatives
Options, at value	$(60,500)	$—	$—	$—	$—	$(60,500)
Swap Contracts, at value¤	(2,824,384)	—	—	(9,992,349)	—	(12,816,733)

Total	$(2,884,884)	$—	$—	$(9,992,349)	$—	$(12,877,233)

Net Realized Gain (Loss) on
Forward Currency Contracts	$—	$—	$1,645,100	$—	$—	$1,645,100
Options	(739,072)	—	—	—	—	(739,072)
Swap Contracts	9,921,596	—	—	(6,404,368)	—	3,517,228

Total	$9,182,524	$—	$1,645,100	$(6,404,368)	$—	$4,423,256

Change in Net Appreciation (Depreciation) on
Forward Currency Contracts	$—	$—	$5,246,715	$—	$—	$5,246,715
Options	2,768,387	—	—	—	—	2,768,387
Swap Contracts	7,235,194	—	—	(6,442,830)	—	792,364

Total	$10,003,581	$—	$5,246,715	$(6,442,830)	$—	$8,807,466

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	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
High Yield Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$73,968	$—	$—	$73,968
Unrealized Appreciation on Futures Contracts¤	—	—	—	71,632	—	71,632
Swap Contracts, at value¤	801,610	—	—	4,326	—	805,936

Total	$801,610	$—	$73,968	$75,958	$—	$951,536

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(693,657)	$—	$—	$(693,657)
Swap Contracts, at value¤	—	—	—	(139,080)	—	(139,080)

Total	$—	$—	$(693,657)	$(139,080)	$—	$(832,737)

Net Realized Gain (Loss) on
Forward Currency Contracts	$—	—	$907,215	$—	$—	$907,215
Futures Contracts	—	—	—	1,246,174	—	1,246,174
Swap Contracts	2,391,009	—	—	7,721,620	—	10,112,629

Total	$2,391,009	$—	$907,215	$8,967,794	$—	$12,266,018

Change in Net Appreciation (Depreciation) on
Forward Currency Contracts	$—	$—	$(1,106,391)	$—	$—	$(1,106,391)
Futures Contracts	—	—	—	144,811	—	144,811
Swap Contracts	(208,689)	—	—	(2,395,782)	—	(2,604,471)

Total	$(208,689)	$—	$(1,106,391)	$(2,250,971)	$—	$(3,566,051)

Opportunistic Income Fund
Asset Derivatives
Investments, at value (purchased options)	$1,555,412	$—	$—	$—	$—	$1,555,412
Unrealized Appreciation on Forward Currency Contracts	—	—	16,629	—	—	16,629
Unrealized Appreciation on Futures Contracts¤	—	—	—	61,980	—	61,980
Swap Contracts, at value¤	20,325,447	—	—	610,627	—	20,936,074

Total	$21,880,859	$—	$16,629	$672,607	$—	$22,570,095

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(47,595)	$—	$—	$(47,595)
Written Options, at value	(1,828,819)	—	—	—	—	(1,828,819)
Swap Contracts, at value¤	(10,551,744)	—	—	(4,473,054)	—	(15,024,798)

Total	$(12,380,563)	$—	$(47,595)	$(4,473,054)	$—	$(16,901,212)

Net Realized Gain (Loss) on
Investments (purchased options)	$(1,953,584)	$—	$—	$—	$—	$(1,953,584)
Forward Currency Contracts	—	—	(60,218)	—	—	(60,218)
Futures Contracts	—	—	—	6,839,209	—	6,839,209
Written Options	697,822	—	—	—	—	697,822
Swap Contracts	(2,510,724)	—	—	(3,958,624)	—	(6,469,348)

Total	$(3,766,486)	$—	$(60,218)	$2,880,585	$—	$(946,119)

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$1,870,144	$—	$—	$—	$—	$1,870,144
Forward Currency Contracts	—	—	(30,432)	—	—	(30,432)
Futures Contracts	—	—	—	422,225	—	422,225
Written Options	(1,648,251)	—	—	—	—	(1,648,251)
Swap Contracts	1,788,224	—	—	(3,399,148)	—	(1,610,924)

Total	$2,010,117	$—	$(30,432)	$(2,976,923)	$—	$(997,238)

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^

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Year end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements and reverse repurchase agreements. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be paid by a Fund (or may be received by a Fund) in such an event is represented by the Net Amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from broker and any cash collateral received from the counterparty is reported as Due to broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and, reverse repurchase agreements held by the Funds at February 29, 2020, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of February 29, 2020:

Core Plus Bond Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Citibank N.A.	$91,167	$—	$91,167	$—
Deutsche Bank AG	48,365	—	(19,468)	28,897
Goldman Sachs International	4,247,358	(3,570,000)	(462,339)	215,019
JPMorgan Chase Bank, N.A.	431,762	—	431,762	—
Morgan Stanley & Co. International PLC	2,288,816	(122,664)	(2,166,152)	—	*

Total	$7,107,468	$(3,692,664)	$(2,125,030)	$243,916

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Core Plus Bond Fund (continued)

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$233,110	$—	$—	$233,110
Barclays Bank PLC	98,128	(98,128)	—	—	*
Citibank N.A.	201,427	—	(91,167)	110,260
Deutsche Bank AG	19,468	—	19,468	—
Goldman Sachs International	462,339	—	462,339	—
JPMorgan Chase Bank, N.A.	827,712	(395,950)	(431,762)	—	*
Morgan Stanley & Co. International PLC	2,166,152	—	2,166,152	—

Total	$4,008,336	$(494,078)	$2,125,030	$343,370

Emerging Country Debt Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$13,302,042	$(12,524,463)	$—	$777,579
Barclays Bank PLC	997,608	(740,000)	—	257,608
Citibank N.A.	7,371,941	(7,060,000)	—	311,941
Credit Suisse International	642,386	—	—	642,386
Deutsche Bank AG	2,378,661	—	(1,733,278)	645,383
Goldman Sachs International	6,355,269	(473,979)	(5,881,290)	—	*
JPMorgan Chase Bank, N.A.	662,028	—	662,028	—
Morgan Stanley & Co. International PLC	2,192,754	(1,539,000)	—	653,754

Total	$33,902,689	$(22,337,442)	$(6,952,540)	$3,288,651

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Deutsche Bank AG	$1,733,278	$—	$1,733,278	$—
Goldman Sachs International	5,881,290	—	5,881,290	—
JPMorgan Chase Bank, N.A.	1,026,326	—	(662,028)	364,298

Total	$8,640,894	$—	$6,952,540	$364,298

High Yield Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Citibank N.A.	$73,968	$—	$—	$73,968
JPMorgan Chase Bank, N.A.	4,326	—	4,326	—

Total	$78,294	$—	$4,326	$73,968

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High Yield Fund (continued)

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Goldman Sachs International	$565,966	$—	$—	$565,966
JPMorgan Chase Bank, N.A.	156,840	—	(4,326)	152,514
Morgan Stanley & Co. International PLC	109,931	—	—	109,931

Total	$832,737	$—	$(4,326)	$828,411

Opportunistic Income Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$2,186,526	$(1,895,691)	$(290,835)	$—	*
Citigroup Global Markets Inc.	311,060	—	(190,013)	121,047
Credit Suisse International	107,309	—	107,309	—
Deutsche Bank AG	1,028,526	(319,402)	(664,655)	44,469
Goldman Sachs International	10,587,364	(8,430,771)	(2,156,593)	—	*
JPMorgan Chase Bank, N.A.	6,089,257	(3,608,923)	(2,480,334)	—	*
Morgan Stanley & Co. International PLC	14,728	—	14,728	—
Morgan Stanley Capital Services LLC	1,941,995	(850,000)	(583,947)	508,048

Total	$22,266,765	$(15,104,787)	$(6,244,340)	$673,564

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$290,835	$—	$290,835	$—
Barclays Bank PLC	1,093,478	(1,093,478)	—	—	*
Citibank N.A.	26,831	—	—	26,831
Citigroup Global Markets Inc.	190,013	—	190,013	—
Credit Suisse International	213,459	—	(107,309)	106,150
Deutsche Bank AG	664,655	—	664,655	—
Goldman Sachs International	2,156,593	—	2,156,593	—
JPMorgan Chase Bank, N.A.	2,480,334	—	2,480,334	—
Morgan Stanley & Co. International PLC	840,118	(673,420)	(14,728)	151,970
Morgan Stanley Capital Services LLC	583,947	—	583,947	—

Total	$8,540,263	$(1,766,898)	$6,244,340	$284,951

*	The actual collateral received and/or pledged is more than the amount shown.

110

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

The average derivative activity of notional amounts (forward currency contracts, futures contracts and swap contracts) and principal amounts (options) outstanding, based on absolute values, at each month-end, was as follows for the year ended February 29, 2020:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Options (Principal)		Swap Contracts ($)
Asset Allocation Bond Fund	32,980,089	—	210,874	*	39,109,785
Core Plus Bond Fund	482,256,423	128,462,342	887,760		652,609,001
Emerging Country Debt Fund	139,428,688	—	275,543,000		1,140,475,382
High Yield Fund	42,054,688	30,108,098	—		119,644,964
Opportunistic Income Fund	4,224,544	107,211,901	652,271,929		670,871,880

*	During the year ended February 29, 2020, the Fund did not hold this investment type at any month-end; therefore, the average amount outstanding was calculated using daily outstanding absolute values.

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Asset Allocation Bond Fund	Core Plus Bond Fund	Emerging Country Debt Fund	High Yield Fund	Opportunistic Income Fund	U.S. Treasury Fund
Management Fee	0.25%	0.25%	0.35%	0.35%	0.40%(a)	0.08%(b)

(a)	Prior to January 1, 2017, the management fee was 0.25%.
(b)	Prior to June 30, 2019, GMO voluntarily waived the Fund’s entire management fee.

In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class III		Class IV		Class V		Class VI	Class R6		Class I
Asset Allocation Bond Fund	0.15%						0.055%
Core Plus Bond Fund	0.15%		0.10%					0.15%	*	0.15%	*
Emerging Country Debt Fund	0.15%		0.10%
High Yield Fund	0.15%	*	0.10%	*	0.085%	*	0.055%	0.15%	*	0.15%	*
Opportunistic Income Fund	0.15%	*					0.055%	0.15%	*	0.15%

*	Class is offered but has no shareholders as of February 29, 2020.

For each Fund, other than Emerging Country Debt Fund and High Yield Fund, GMO has contractually agreed to reimburse each Fund for its “Specified Operating Expenses” (as defined below). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO. GMO has contractually agreed to reimburse High Yield Fund for the portion of its “Specified Operating Expenses” that exceeds 0.10% of the Fund’s average daily net assets (“Expense Threshold Amount”).

“Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services provided in respect of Class I shareholders),

111

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

For High Yield Fund, GMO is permitted to recover from the Fund, on a class-by-class basis, as applicable, the “Specified Operating Expenses” GMO has borne or reimbursed (whether through reduction of its fees or otherwise) to the extent that the Fund’s “Specified Operating Expenses” later fall below the Expense Threshold Amount or the lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. The amount GMO is entitled to recover may not cause a Fund to exceed the Expense Threshold Amount or the lower expense limit in effect when GMO seeks recovery.

For the year ended February 29, 2020, GMO recouped the following previously recorded waivers and/or reimbursements.

Recoupment Amount ($)
High Yield Fund, Class VI	73,030

On February 29, 2020, the waivers and/or reimbursements subject to possible future recoupment are as follows:

	Expiring the year ending February 28, 2021	Expiring the year ending February 28, 2022	Expiring the year ending February 28, 2023
High Yield Fund, Class VI	$ —	$92,527	$ —

For each Fund that pays GMO a management fee, GMO has contractually agreed to waive or reduce that fee, but not below zero, to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund that charges a shareholder service fee, GMO has contractually agreed to waive or reduce the shareholder service fee charged to holders of each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly borne by the class of shares of the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

These contractual waivers and reimbursements will continue through at least June 30, 2020 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

GMO has contractually agreed to reimburse Class I assets of each Fund (or waive its fees) to the extent that payments for sub-transfer agency, recordkeeping and other administrative services from Class I assets exceed 0.10% of such Fund’s average daily net assets attributable to Class I assets.

Sub-Transfer Agent/Recordkeeping Payments

Class III, IV, V, VI, and R6 shares are not subject to payments to third parties for sub-transfer agent/recordkeeping and other administrative services. GMO may, on a case-by-case basis, make payments to financial intermediaries that provide sub-transfer agent/recordkeeping services in respect of these classes. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class III, IV, V, VI, or Class R6 shares. These payments may create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

Class I shares are subject to payments to third parties for sub-transfer agency, recordkeeping and other administrative services provided with respect to investors invested in Class I shares through an account maintained by a third party intermediary. These services are not primarily intended to result in the sale of Fund shares but are intended to provide ongoing services with respect to shareholders investing in Class I shares through a third-party platform or intermediary. Because payments for sub-transfer agency, recordkeeping and other administrative services are paid out of a Fund’s Class I assets on an ongoing basis, over time they will increase the cost of an investment in Class I shares.

112

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

The Funds’ portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the year ended February 29, 2020 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with GMO ($)
Asset Allocation Bond Fund	7,325	1,528
Core Plus Bond Fund	17,621	1,820
Emerging Country Debt Fund	120,758	11,506
High Yield Fund	6,361	588
Opportunistic Income Fund	26,862	2,685
U.S. Treasury Fund	12,960	3,085

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the year ended February 29, 2020, the Funds below had indirect fees and expenses greater than 0.01% of the Fund’s average daily net assets.

Fund Name	Total Indirect Expenses
Core Plus Bond Fund	0.127%

The Funds are permitted to purchase or sell securities from or to certain other GMO funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the year ended February 29, 2020, the Funds did not engage in these transactions.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the year ended February 29, 2020 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Asset Allocation Bond Fund	48,368,790	66,002,829	194,711,386	87,090,000
Core Plus Bond Fund	1,149,060,680	470,443,656	1,273,433,946	535,257,262
Emerging Country Debt Fund	392,737,884	1,441,282,926	469,713,683	1,165,069,852
High Yield Fund	23,311,484	268,053,614	84,551,402	205,690,501
Opportunistic Income Fund	110,287,152	318,991,536	102,237,307	520,335,139
U.S. Treasury Fund	—	—	—	—

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

113

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

8.	Principal shareholders and related parties as of February 29, 2020

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund	Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of GMO and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which GMO has investment discretion
Asset Allocation Bond Fund	3‡	82.34%	<0.01%	99.98%
Core Plus Bond Fund	4#	80.46%	0.01%	96.85%
Emerging Country Debt Fund	—	—	0.14%	15.83%
High Yield Fund	2‡	99.99%	—	99.99%
Opportunistic Income Fund	3§	85.94%	0.86%	95.94%
U.S. Treasury Fund	2‡	46.00%	1.67%	98.05%

‡	One of the shareholders is another fund of the Trust.
#	Two of the shareholders are other funds of the Trust.
§	Three of the shareholders are other funds of the Trust.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Year Ended February 29, 2020		Year Ended February 28, 2019

	Shares	Amount	Shares	Amount
Asset Allocation Bond Fund
Class III:
Shares sold	110,325	$2,474,600	323,246	$7,094,871
Shares issued to shareholders in reinvestment of distributions	126,900	2,798,964	217,076	4,658,802
Shares repurchased	(2,253,855)	(50,054,998)	(6,141,016)	(136,252,051)

Net increase (decrease)	(2,016,630)	$(44,781,434)	(5,600,694)	$(124,498,378)

Class VI:
Shares sold	202,925	$4,483,781	559,591	$12,172,474
Shares issued to shareholders in reinvestment of distributions	414,203	9,160,744	766,638	16,505,943
Shares repurchased	(6,261,332)	(140,077,926)	(33,498,610)	(740,235,562)

Net increase (decrease)	(5,644,204)	$(126,433,401)	(32,172,381)	$(711,557,145)

Core Plus Bond Fund
Class III:
Shares sold	171,785	$3,857,759	2,392,287	$50,128,789
Shares issued to shareholders in reinvestment of distributions	197,461	4,223,692	100,928	2,073,392
Shares repurchased	(765,786)	(17,018,076)	(118,350)	(2,499,196)

Net increase (decrease)	(396,540)	$(8,936,625)	2,374,865	$49,702,985

Class IV:
Shares sold	360,886	$7,771,423	9,700,548	$203,400,272
Shares issued to shareholders in reinvestment of distributions	1,233,567	26,460,017	1,452,774	29,943,776
Shares repurchased	(9,111,663)	(200,655,846)	(27,325,419)	(575,500,755)

Net increase (decrease)	(7,517,210)	$(166,424,406)	(16,172,097)	$(342,156,707)

114

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

	Year Ended February 29, 2020		Year Ended February 28, 2019

	Shares	Amount	Shares		Amount
Emerging Country Debt Fund
Class III:
Shares sold	7,880,299	$217,000,478	4,223,809		$113,980,360
Shares issued to shareholders in reinvestment of distributions	2,957,296	79,423,521	2,995,477		76,849,920
Shares repurchased	(17,701,435)	(490,147,602)	(3,437,900)		(93,037,193)
Purchase premiums	—	446,109	—		717,117
Redemption fees	—	739,018	—		729,206

Net increase (decrease)	(6,863,840)	$(192,538,476)	3,781,386		$99,239,410

Class IV:
Shares sold	19,712,189	$544,492,697	12,706,912		$341,918,055
Shares issued to shareholders in reinvestment of distributions	5,991,783	160,731,422	7,021,515		179,598,243
Shares repurchased	(14,371,734)	(394,762,711)	(13,508,216)		(366,101,076)
Purchase premiums	—	993,428	—		1,575,671
Redemption fees	—	1,612,037	—		1,569,189

Net increase (decrease)	11,332,238	$313,066,873	6,220,211		$158,560,082

High Yield Fund
Class VI:*
Shares sold	98,276	$2,056,846	24,418,763	(a)	$489,560,914	(a)
Shares issued to shareholders in reinvestment of distributions	820,617	16,679,907	422,797		8,155,753
Shares repurchased	(3,348,294)	(68,220,577)	(14,314,817)		(286,953,319)

Net increase (decrease)	(2,429,401)	$(49,483,824)	10,526,743		$210,763,348

Opportunistic Income Fund
Class VI:
Shares sold	702,105	$18,486,845	5,491,424		$146,241,083
Shares issued to shareholders in reinvestment of distributions	1,589,564	41,113,159	1,432,303		37,450,244
Shares repurchased	(8,905,218)	(235,744,022)	(14,383,492)		(381,577,895)
Purchase premiums	—	69,702	—		547,528
Redemption fees	—	251,056	—		1,486,572

Net increase (decrease)	(6,613,549)	$(175,823,260)	(7,459,765)		$(195,852,468)

Class I:**
Shares sold	880,843	22,880,307
Shares issued to shareholders in reinvestment of distributions	9,193	236,179
Shares repurchased	(21,627)	(555,796)

Net increase (decrease)	868,409	$22,560,690

U.S. Treasury Fund
Core Class:
Shares sold	785,807,533	$3,930,131,346	441,036,241	(b)	$5,077,646,036
Shares issued to shareholders in reinvestment of distributions	1,061,376	5,309,001	1,124,838	(b)	19,828,549
Shares repurchased	(869,725,175)	(4,350,339,593)	(408,046,941	)(b)(c)	(6,786,663,728	)(c)

Net increase (decrease)	(82,856,266)	$(414,899,246)	34,114,138		$(1,689,189,143)

*	The period under the heading “Year Ended February 28, 2019” represents the period from June 25, 2018 (commencement of operations) through February 28, 2019.

115

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

**	The period under the heading “Year Ended February 29, 2020” represents the period from November 5, 2019 (commencement of operations) through February 29, 2020.
(a)	10,546,955 shares and $210,939,097 represented a contribution of assets by its sole shareholder to launch High Yield Fund on June 25, 2018.
(b)	Shares were adjusted to reflect an approximate 5:1 stock split effective December 6, 2018.
(c)	203,548,498 shares and $1,017,970,052 were redeemed in-kind by an affiliate.

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the year ended February 29, 2020 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Asset Allocation Bond Fund
GMO U.S. Treasury Fund	$29,705,779	$66,002,829	$87,090,000	$272,581	$17,929	$19,842	$8,656,379

Core Plus Bond Fund
GMO Emerging Country Debt Fund, Class IV	$34,628,088	$—	$6,100,000	$2,023,855	$(234,151)	$1,022,720	$29,316,657
GMO Opportunistic Income Fund, Class VI	135,749,920	—	27,500,000	6,701,931	886,467	(740,935)	108,395,452
GMO U.S. Treasury Fund	39,599,632	420,920,000	456,030,000	165,146	23,480	4,018	4,517,130

Totals	$209,977,640	$420,920,000	$489,630,000	$8,890,932	$675,796	$285,803	$142,229,239

Emerging Country Debt Fund
GMO U.S. Treasury Fund	$74,190,722	$—	$—	$1,515,361	$—	$296,762	$74,487,484

High Yield Fund
GMO U.S. Treasury Fund	$3,539,546	$147,613,475	$150,768,903	$66,536	$1,062	$—	$385,180

Opportunistic Income Fund
GMO U.S. Treasury Fund	$17,465,242	$15,000,000	$22,250,000	$222,550	$(2,899)	$43,760	$10,256,103

11.	Subsequent events

Effective March 1, 2020, GMO Emerging Country Debt Fund’s investment objective is “total return in excess of that of its benchmark, the J.P. Morgan EMBI Global Diversified”. GMO Emerging Country Debt Fund’s purchase premium and redemption fees were changed to 1.15% effective March 16, 2020 and to 2.00% effective March 25, 2020.

Subsequent to February 29, 2020, GMO Asset Allocation Bond Fund and GMO Core Plus Bond Fund received redemption requests in the amounts of $72,684,333 and $143,158,904, respectively.

116

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of GMO Trust and Shareholders of

GMO Asset Allocation Bond Fund, GMO Core Plus Bond Fund, GMO Emerging Country Debt Fund, GMO High Yield Fund, GMO Opportunistic Income Fund, and GMO U.S. Treasury Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of GMO Asset Allocation Bond Fund, GMO Core Plus Bond Fund, GMO Emerging Country Debt Fund, GMO High Yield Fund, GMO Opportunistic Income Fund, and GMO U.S. Treasury Fund (six of the funds constituting GMO Trust, hereafter collectively referred to as the “Funds”) as of February 29, 2020, the related statements of operations for the year ended February 29, 2020, the statements of changes in net assets for each of the periods indicated in the table below, the statement of cash flows for GMO Emerging Country Debt Fund for the year ended February 20, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 29, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the periods indicated in the table below, the cash flows of GMO Emerging Country Debt Fund for the year ended February 29, 2020 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

GMO Asset Allocation Bond Fund, GMO Core Plus Bond Fund, GMO Emerging Country Debt Fund, GMO Opportunistic Income Fund, GMO U.S. Treasury Fund	Statements of changes in net assets for each of the two years in the period ended February 29, 2020
GMO High Yield Fund	Statement of changes in net assets for the year ended February 29, 2020 and for the period June 25, 2018 (commencement of operations) through February 28, 2019

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

Our procedures included confirmation of securities owned as of February 29, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, MA

April 24, 2020

We have served as the auditor of one or more investment companies in the GMO mutual funds complex since 1985.

117

GMO Trust Funds

Fund Expenses

February 29, 2020 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended February 29, 2020.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2019 through February 29, 2020.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During the Period*	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During the Period*	Annualized Expense Ratio

Asset Allocation Bond Fund
Class III	$1,000.00	$1,023.80	$2.01	$1,000.00	$1,022.87	$2.01	0.40%
Class VI	$1,000.00	$1,024.40	$1.56	$1,000.00	$1,023.32	$1.56	0.31%

Core Plus Bond Fund
Class III	$1,000.00	$1,028.30	$2.12	$1,000.00	$1,022.78	$2.11	0.42%
Class IV	$1,000.00	$1,028.60	$1.87	$1,000.00	$1,023.02	$1.86	0.37%

Emerging Country Debt Fund
Class III	$1,000.00	$1,038.00	$2.74	$1,000.00	$1,022.18	$2.72	0.54%
Class IV	$1,000.00	$1,038.70	$2.48	$1,000.00	$1,022.43	$2.46	0.49%
High Yield Fund
Class VI	$1,000.00	$1,013.40	$2.70	$1,000.00	$1,022.18	$2.72	0.54%

Opportunistic Income Fund
Class VI	$1,000.00	$1,023.00	$2.36	$1,000.00	$1,022.53	$2.36	0.47%
Class I(a)	$1,000.00	$1,018.00	$2.11	$1,000.00	$1,021.58	$3.32	0.66%

U.S. Treasury Fund
Core	$1,000.00	$1,012.50	$0.40	$1,000.00	$1,024.47	$0.40	0.08%

*

Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended February 29, 2020, multiplied by the average account value over the period, multiplied by 182 days in the period, divided by 366 days in the year.

(a)

For the period November 5, 2019 (commencement of operations) through February, 29, 2020, expenses were calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the year ended February 29, 2020, multiplied by the average account value over the period, multiplied by 116 days in the period, divided by 366 days in the year.

118

GMO Trust Funds

Tax Information for the Tax Year Ended February 29, 2020 (Unaudited)

The following information is being provided in order to meet reporting requirements set forth by the Code and/or to meet state-specific requirements. Shareholders should consult their tax advisors.

With respect to distributions paid, the Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year-ended February 29, 2020:

Fund Name	U.S. Government Obligation Income(1)(2)	Interest- Related Dividend Income ($)(3)	Short-Term Capital Gain Dividends ($)(3)	Long-Term Capital Gain Distributions ($)
Asset Allocation Bond Fund	57.02%	7,313,120	—	—
Core Plus Bond Fund	10.94%	10,110,351	13,451,848	1,784,113
Emerging Country Debt Fund	6.13%	16,785,173	—	—
High Yield Fund	14.22%	4,707,348	—	—
Opportunistic Income Fund	1.18%	38,200,585	—	—
U.S. Treasury Fund	93.56%	9,860,244	—	—

(1)	Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.
(2)	All or a portion of these amounts may be exempt from taxation at the state level.
(3)

These amounts are generally exempt from U.S. withholding taxes for non-U.S. shareholders, provided certain conditions are satisfied by both the Funds and the Funds’ shareholders. If applicable, interest-related dividend amounts may include short-term capital gain distributions received from underlying funds.

In early 2021, the Funds will notify applicable shareholders of amounts for use in preparing 2020 U.S. federal income tax forms.

119

Trustees and Officers (Unaudited)

The following tables present information regarding each Trustee and officer of the Trust as of February 29, 2020. Each Trustee’s and officer’s year of birth (“YOB”) is set forth after his or her name. Unless otherwise noted, (i) each Trustee and officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee and officer is c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110. Each Trustee serves in office until the earlier of (a) the election and qualification of a successor at the next meeting of shareholders called to elect Trustees or (b) the Trustee dies, resigns, or is removed as provided in the Trust’s governing documents. Each of the Trustees of the Trust, other than Mr. Feigelson, is not an “interested person” of the Trust, as such term is used in the 1940 Act (each, an “Independent Trustee”). Because the Funds do not hold annual meetings of shareholders, each Trustee will hold office for an indeterminate period. Each officer serves in office until his or her successor is elected and determined to be qualified to carry out the duties and responsibilities of the office, or until the officer resigns or is removed from office.

Independent Trustees

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen	Other Directorships Held in the Past Five Years

Donald W. Glazer YOB: 1944	Chairman of the Board of Trustees	Chairman of the Board of Trustees since March 2005; Lead Independent Trustee (September 2004 – March 2005); Trustee since December 2000.	Consultant – Law and Business; Author of Legal Treatises.	31	Director, BeiGene Ltd. (biotech research).

Peter Tufano YOB: 1957	Trustee	Since December 2008.	Peter Moores Dean and Professor of Finance, University of Oxford Saïd Business School (as of July 1, 2011).	31	Trustee of State Street Navigator Securities Lending Trust (5 Portfolios) (January 1993 – June 2015).

Paul Braverman YOB: 1949	Trustee	Since March 2010.	Retired	31	Trustee HIMCO Variable Insurance Trust (27 Portfolios) April 2014 – April 2019).

Interested Trustee and Officer

Jonathan Feigelson YOB: 1962	Trustee; President of the Trust	Trustee and President since September 2019.	General Counsel, Grantham, Mayo, Van Otterloo & Co LLC (May 2019 – present); General Counsel and Head of Human Resources at iCapital Network, Inc. (2017 – 2019); Senior Managing Director General Counsel, head of Regulatory Affairs and Director of Corporate Governance at TIAA-CREF (2006 – 2016)	46	None.

[1]	The Fund Complex includes series of each of GMO Trust and GMO Series Trust. Mr. Feigelson also serves as a Trustee of GMO Series Trust.
[2]	Mr. Feigelson is an “interested person” of the Trust, as such term is used in the 1940 Act (an “Interested Trustee”), by virtue of his positions with the Trust and GMO indicated in the table above.

120

Officers

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years*

Jonathan Feigelson YOB: 1962	Trustee; President of the Trust	Trustee and President since September 2019.	General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (May 2019 – present); General Counsel and Head of Human Resources at iCapital Network, Inc. (2017 – 2019); Senior Managing Director, General Counsel, Head of Regulatory Affairs and Director of Corporate Governance at TIAA-CREF (2006 – 2016).

Sheppard N. Burnett YOB: 1968	Chief Executive Officer	Chief Executive Officer since June 2015; Chief Financial Officer, March 2007 – June 2015; Treasurer, November 2006 – June 2015; Assistant Treasurer, September 2004 –November 2006.	Head of Fund Treasury and Tax, Grantham, Mayo, Van Otterloo & Co. LLC (December 2006 – present).

Betty Maganzini YOB: 1972	Treasurer, Chief Accounting Officer and Chief Financial Officer	Treasurer, Chief Accounting Officer and Chief Financial Officer since September 2018; Assistant Treasurer, September 2013 – September 2018.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (July 2010 – present).

Susan Saw YOB: 1981	Assistant Treasurer	Since September 2019.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (March 2011 – present).

John L. Nasrah YOB: 1977	Assistant Treasurer and Chief Tax Officer	Since March 2007.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (September 2004 – present).

Cathy Tao YOB: 1974	Assistant Treasurer	Since September 2016.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (October 2007 – present)

Brian Kadehjian YOB: 1974	Assistant Treasurer and Treasury Officer	Assistant Treasurer since February 2015; Treasury Officer since September 2013.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2002 – present).

Douglas Y. Charton YOB: 1982	Chief Legal Officer, Vice President and Clerk	Since August 2015.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (July 2015 – present); Associate, K&L Gates LLP (September 2007 – July 2015).

Megan Bunting YOB: 1978	Vice President and Assistant Clerk	Since September 2013.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (September 2006 – present).

Kevin O’Brien YOB: 1985	Vice President and Assistant Clerk	Since March 2016.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (February 2015 – present).

Gregory L. Pottle YOB: 1971	Chief Compliance Officer	Chief Compliance Officer since May 2015; Vice President and Assistant Clerk, November 2006 – November 2015.	Chief Compliance Officer, Grantham, Mayo, Van Otterloo & Co. LLC (May 2015 – present).

Kelly Butler YOB: 1974	Anti-Money Laundering Officer	Since March 2020.	Compliance Manager (March 2016 – present); Compliance Specialist, Grantham, Mayo, Van Otterloo & Co. LLC (November 2007 – March 2016).

*

Each officer of the Trust may also serve as an officer and/or director of certain pooled investment vehicles of which GMO or an affiliate of GMO serves as the investment adviser. With the exception of Mr. Feigelson and Ms. Saw, each officer listed in the table above also serves as an officer of GMO Series Trust.

121

GMO Trust

Annual Report

February 29, 2020

Climate Change Fund

Emerging Domestic Opportunities Fund

Emerging Markets Fund

International Equity Fund

Quality Fund

Resources Fund

Risk Premium Fund

Tax-Managed International Equities Fund

U.S. Equity Fund

U.S. Small Cap Value Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, GMO expects that paper copies of each Fund’s annual and semiannual reports to shareholders will no longer be sent by mail, unless you specifically request paper copies of the reports by writing or calling GMO Shareholder Services at the address or phone number below or by contacting your financial intermediary, such as a broker or agent. Instead, reports will be available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting GMO Shareholder Services or if you own your shares through a financial intermediary, you may contact your financial intermediary.

Beginning January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request to continue to receive paper copies of your shareholder reports or you can follow instructions included with this disclosure. If you invest directly with the Fund, you can contact GMO Shareholder Services at the address or phone number below. Your election to receive reports in paper will apply to all Funds held directly with the Trust.

Shareholder Services at

Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf, Boston, Massachusetts 02110

1-617-346-7646 (collect)

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Port, which is available on the Commission’s website at www.sec.gov. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-equities, management and operational risk, non-U.S. investment risk, small company risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Climate Change Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Focused Equity team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion or the Fund’s performance relative to the MSCI ACWI is included for comparative purposes.

Class III shares of GMO Climate Change Fund returned +5.66% (net) for the fiscal year ended February 29, 2020, as compared with +3.89% for the MSCI ACWI.

The Fund’s clean energy exposure contributed to performance. Solar and other clean energy companies performed well during the year. SolarEdge Technologies Inc. and Renewable Energy Group Inc. were among the largest contributors.

The Fund’s copper exposure negatively impacted performance. Copper prices declined approximately 14% during the year. Freeport-McMoRan, Inc. was among the largest detractors.

The Fund’s agriculture exposure negatively impacted performance. In particular, the Fund’s agricultural productivity exposure detracted. The Mosaic Company, one of the world’s largest suppliers of phosphate and potash, was among the worst performers.

Because some of the securities and instruments held directly or indirectly by the Fund had positive fair value adjustments at the beginning or end of the fiscal year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

2

GMO Climate Change Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Climate Change Fund Class III Shares and the MSCI ACWI

As of February 29, 2020

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 29, 2020. All information is unaudited. Performance for classes may vary due to different fees.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

3

GMO Climate Change Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	95.7%
Mutual Funds	6.9
Preferred Stocks	3.0
Other	(5.6)

100.0%

Country/Region Summary¤	% of Investments
United States	42.4%
Japan	8.7
France	8.1
Russia	4.3
Other Emerging	3.7 †
United Kingdom	3.2
China	3.1
Canada	3.1
Spain	3.1
Italy	2.9
Denmark	2.9
Chile	2.8
Mexico	2.4
Germany	2.1
Other Developed	2.0 ‡
Norway	1.8
Switzerland	1.2
Israel	1.1
Australia	1.1

100.0%

Industry Group Summary	% of Equity Investments#
Clean Energy	41.4%
Energy Efficiency	21.2
Agriculture	15.1
Copper	8.7
Electric Grid	6.8
Water	6.8

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

4

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	COMMON STOCKS — 95.7%

	Argentina — 0.9%

174,815	Adecoagro SA *	1,143,290

	Australia — 1.2%

854,189	Infigen Energy	358,985

19,699	OZ Minerals Ltd	116,770

238,096	Sandfire Resources NL (a)	669,032

120,420	Tassal Group Ltd	304,374

	Total Australia	1,449,161

	Brazil — 1.0%

194,700	Sao Martinho SA	1,153,336

24,700	SLC Agricola SA	111,407

	Total Brazil	1,264,743

	Canada — 3.3%

89,463	Canadian Solar Inc * (a)	1,825,045

1,708,600	Largo Resources Ltd *	1,145,644

52,600	Lundin Mining Corp	268,437

29,900	NFI Group Inc (a)	655,806

10,000	TransAlta Renewables Inc (a)	122,258

	Total Canada	4,017,190

	China — 3.3%

1,193,000	CGN Power Co Ltd – Class H	293,437

1,179,000	Chaowei Power Holdings Ltd	375,506

179,000	China Everbright International Ltd	121,176

1,558,000	China Suntien Green Energy Corp Ltd – Class H	385,526

586,000	China Water Affairs Group Ltd.	470,662

43,700	Hollysys Automation Technologies Ltd	661,618

168,000	MMG Ltd *	35,313

910,000	Tianneng Power International Ltd	678,475

848,000	Wasion Group Holdings Ltd	347,183

335,774	Zhengzhou Yutong Bus Co Ltd – Class A	732,943

	Total China	4,101,839

	Denmark — 3.0%

38,651	Vestas Wind Systems A/S	3,729,059

	Finland — 0.4%

34,839	Kemira Oyj	443,584

	France — 8.5%

13,260	Albioma SA	437,970

59,520	Electricite de France SA	835,450

16,659	Nexans SA	767,938

12,308	Schneider Electric SE	1,250,486

35,995	STMicroelectronics NV	988,839

98,076	Suez	1,557,329

71,129	Valeo SA	1,808,189

Shares	Description	Value ($)

	France — continued

81,320	Veolia Environnement SA	2,342,906

11,700	Vilmorin & Cie SA	520,504

	Total France	10,509,611

	Germany — 2.3%

13,683	CENTROTEC Sustainable AG	222,308

98,604	E.ON SE	1,145,410

39,459	K+S AG (Registered)	326,715

209	Knorr-Bremse AG	21,365

10,603	Siemens AG (Registered)	1,090,744

	Total Germany	2,806,542

	India — 0.1%

609,266	Jain Irrigation Systems Ltd *	46,044

253,775	Rashtriya Chemicals & Fertilizers Ltd	135,631

	Total India	181,675

	Israel — 1.2%

411,325	Israel Chemicals Ltd	1,496,150

	Italy — 3.1%

298,591	Enel SPA	2,506,129

54,669	Prysmian SPA	1,306,006

	Total Italy	3,812,135

	Japan — 9.2%

5,900	Central Japan Railway Co	969,897

900	Daikin Industries Ltd	121,252

13,500	East Japan Railway Co (a)	1,031,168

35,900	Ebara Corp	845,367

49,700	GS Yuasa Corp	872,903

153,400	Hitachi Zosen Corp	533,709

101,700	Kubota Corp	1,426,012

21,600	Kurita Water Industries Ltd	557,098

7,900	METAWATER Co Ltd	279,405

47,700	Osaki Electric Co Ltd	241,009

188,800	Panasonic Corp	1,790,776

110,900	Renesas Electronics Corp *	675,399

15,100	Sanken Electric Co Ltd	358,318

41,700	Takuma Co Ltd	453,368

7,600	Tsukishima Kikai Co Ltd	87,208

14,600	West Japan Railway Co	1,031,317

	Total Japan	11,274,206

	Malaysia — 0.1%

724,600	George Kent Malaysia Berhad	142,576

	Mexico — 2.5%

1,323,400	Grupo Mexico SAB de CV	3,127,132

	Netherlands — 0.9%

46,972	Arcadis NV (a)	1,066,662

See accompanying notes to the financial statements.	5

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	Norway — 1.9%

150,531	Austevoll Seafood ASA	1,335,885

31,611	Borregaard ASA	335,700

27,157	Grieg Seafood ASA	346,851

1,183	Mowi ASA	25,062

7,586	Yara International ASA	278,516

	Total Norway	2,322,014

	Pakistan — 0.5%

827,000	Fauji Fertilizer Co Ltd	551,976

	Portugal — 0.9%

227,793	EDP – Energias de Portugal SA	1,063,496

	Russia — 4.6%

97,118	MMC Norilsk Nickel PJSC ADR	2,936,542

146,588	PhosAgro PJSC GDR (Registered)	1,630,485

116,061	Ros Agro Plc GDR (Registered)	1,061,366

	Total Russia	5,628,393

	Spain — 3.2%

6,288	Acciona SA (a)	796,891

2,409	Construcciones y Auxiliar de Ferrocarriles SA	103,885

60,707	Endesa SA	1,562,113

11,949	Fomento de Construcciones y Contratas SA	141,475

71,034	Iberdrola SA	813,211

29,287	Red Electrica Corp SA	559,770

	Total Spain	3,977,345

	Switzerland — 1.2%

690	Gurit Holding AG	1,027,998

5,869	Landis+Gyr Group AG *	481,069

	Total Switzerland	1,509,067

	Taiwan — 0.2%

58,000	Delta Electronics Inc	262,947

	Thailand — 0.3%

564,300	SPCG Pcl	316,316

	Ukraine — 0.7%

82,762	Kernel Holding SA	913,445

	United Kingdom — 3.4%

16,800	Abengoa Yield Plc	485,688

95,792	Drax Group Plc	332,634

27,798	Go-Ahead Group Plc	706,766

135,910	KAZ Minerals Plc	727,566

77,381	Polypipe Group Plc	537,973

159,653	Renewables Infrastructure Group Ltd (The)	275,234

961,840	Renewi Plc	448,628

Shares	Description	Value ($)

	United Kingdom — continued

375,079	Stagecoach Group Plc	633,210

	Total United Kingdom	4,147,699

	United States — 37.8%

17,200	AGCO Corp.	1,039,396

45,500	Albemarle Corp. (a)	3,724,175

71,239	BorgWarner, Inc.	2,251,152

5,200	CORTEVA, Inc. *	141,440

58,500	Delphi Technologies Plc *	826,020

12,900	Eaton Corp Plc	1,170,288

8,600	Edison International	577,834

5,400	EnerSys	332,532

26,500	Exelon Corp.	1,142,415

33,700	First Solar, Inc. *	1,542,449

566,627	Freeport-McMoRan, Inc.	5,643,605

20,300	FutureFuel Corp.	206,451

271,456	GrafTech International Ltd. (a)	2,215,081

27,700	Johnson Controls International Plc	1,012,989

120,100	Livent Corp. * (a)	1,072,493

235,940	Mosaic Co. (The)	4,018,058

12,500	MYR Group, Inc. *	318,875

50,200	ON Semiconductor Corp. *	936,732

29,500	Owens Corning	1,666,455

274,763	Renewable Energy Group, Inc. * (a)	7,267,481

4,800	REX American Resources Corp. *	336,048

8,200	Rexnord Corp.	239,112

4,600	Sensata Technologies Holding Plc *	187,680

63,595	SolarEdge Technologies, Inc. * (a)	7,931,569

8,200	TE Connectivity Ltd.	679,534

700	Valmont Industries, Inc.	81,354

	Total United States	46,561,218

	TOTAL COMMON STOCKS (COST $115,135,807)	117,819,471

	PREFERRED STOCKS (b) — 3.0%

	Chile — 3.0%

133,200	Sociedad Quimica y Minera de Chile SA Sponsored ADR	3,647,016

	TOTAL PREFERRED STOCKS (COST $5,641,897)	3,647,016

6	See accompanying notes to the financial statements.

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	MUTUAL FUNDS — 6.9%

	United States — 6.9%

	Affiliated Issuers — 6.9%

1,702,193	GMO U.S. Treasury Fund (c)	8,545,006

	TOTAL MUTUAL FUNDS (COST $8,530,139)	8,545,006

	TOTAL INVESTMENTS — 105.6% (Cost $129,307,843)	130,011,493

	Other Assets and Liabilities (net) — (5.6%)	(6,857,712)

	TOTAL NET ASSETS — 100.0%	$123,153,781

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	All or a portion of this security is purchased with collateral from securities loaned (Note 2).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 73.

See accompanying notes to the financial statements.	7

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Emerging Markets Equity team at Grantham, Mayo, Van Otterloo & Co. LLC and GMO Singapore Pte. Limited.

Management Discussion and Analysis of Fund Performance

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI Emerging Markets Index is included for comparative purposes.

Class II shares of GMO Emerging Domestic Opportunities Fund returned +2.39% (net) for the fiscal year ended February 29, 2020, as compared with -1.88% for the MSCI Emerging Markets Index.

Country-sector allocation contributed to the Fund’s relative returns for the fiscal year. The Fund’s overweight in India Financials and underweight in South Africa Financials helped relative performance.

Stock selection detracted from the Fund’s relative returns for the fiscal year. The Fund’s stock selection in India Industrials and China Consumer Discretionary hurt relative performance.

Because some of the securities and instruments held directly or indirectly by the Fund had positive fair value adjustments at the beginning or end of the fiscal year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

8

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Emerging Domestic Opportunities Class II Shares and the MSCI Emerging Markets Index

As of February 29, 2020

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 29, 2020. All information is unaudited. Performance for classes may vary due to different fees.

*

For the period from March 1, 2011 to March 24, 2011, no Class II shares were outstanding. Performance for that period is that of Class V, which has lower expenses. Therefore, the performance shown is higher than it would have been if Class II expenses had been applied throughout.

**

For the period from October 27, 2011 to November 29, 2013, no Class V shares were outstanding. Performance for that period is that of Class II, which has higher expenses. Therefore, the performance shown is lower than it would have been if Class V expenses had been applied throughout.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

9

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	79.8%
Investment Funds	12.3
Mutual Funds	1.9
Preferred Stocks	1.9
Debt Obligations	1.1
Short-Term Investments	0.6
Futures Contracts	0.1
Swap Contracts	0.1
Forward Currency Contracts	0.0	^
Other	2.2

	100.0%

Country/Region Summary¤	% of Investments
China	35.7%
Taiwan	10.7
India	8.9
United States	8.5	*
South Korea	7.5
Brazil	4.8
Russia	4.7
Indonesia	3.5
Thailand	3.0
Switzerland	2.5
Philippines	2.2
Vietnam	2.1
Mexico	2.0
Hong Kong	1.0
South Africa	1.0
Turkey	1.0
Chile	0.4
Poland	0.2
United Kingdom	0.1	*
Peru	0.1
Belgium	0.1
Hungary	0.0	^

	100.0%

Industry Group Summary	% of Equity Investments#
Banks	24.3%
Media & Entertainment	12.3
Retailing	12.2
Technology Hardware & Equipment	10.2
Semiconductors & Semiconductor Equipment	7.8
Food, Beverage & Tobacco	6.4
Insurance	4.4
Diversified Financials	3.8
Consumer Services	3.3
Consumer Durables & Apparel	2.1
Food & Staples Retailing	2.1
Real Estate	1.9
Materials	1.9
Transportation	1.8
Capital Goods	1.5
Household & Personal Products	1.5
Telecommunication Services	0.8
Health Care Equipment & Services	0.7
Energy	0.5
Commercial & Professional Services	0.3
Utilities	0.2

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

*	Includes companies that derive more than 50% of their revenues or profits from emerging markets.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

10

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	COMMON STOCKS — 79.8%

	Belgium — 0.1%

13,582	Anheuser-Busch InBev SA/NV	784,781

	Brazil — 2.8%

389,800	Atacadao SA	1,803,475

427,600	B3 SA – Brasil Bolsa Balcao	4,589,727

857,500	BR Malls Participacoes SA	3,133,243

308,390	Localiza Rent a Car SA	3,416,365

325,800	Lojas Renner SA	3,883,168

781,200	Rumo SA *	3,689,471

920,900	Via Varejo SA *	2,843,898

96,100	XP, Inc. – Class A *	3,329,865

	Total Brazil	26,689,212

	Chile — 0.4%

79,737,822	Banco Santander Chile	3,568,119

	China — 32.7%

464,750	A-Living Services Co Ltd – Class H	2,133,001

320,376	Alibaba Group Holding Ltd Sponsored ADR *	66,638,208

202,500	Alibaba Group Holding Ltd. *	5,195,638

492,500	Anhui Conch Cement Co Ltd – Class H	3,688,424

313,100	ASM Pacific Technology Ltd	3,786,427

25,500	Baidu Inc Sponsored ADR *	3,059,490

115,100	Bilibili, Inc. Sponsored ADR *	2,955,768

697,000	Budweiser Brewing Co. APAC Ltd. *	2,127,679

2,995,004	China Construction Bank Corp – Class H	2,462,586

3,604,800	China International Capital Corp Ltd – Class H	6,805,141

1,525,000	China Mengniu Dairy Co Ltd *	5,573,398

2,025,500	China Merchants Bank Co Ltd – Class H	9,744,474

1,046,000	China Resources Land Ltd	4,966,824

42,700	Huazhu Group Ltd. ADR	1,441,125

164,700	JD.com Inc ADR *	6,342,597

472,219	Jiangsu Hengli Hydraulic Co Ltd – Class A	3,965,986

39,087	Kweichow Moutai Co Ltd – Class A	5,965,768

854,500	Longfor Group Holdings Ltd	4,041,532

3,101,600	MGM China Holdings Ltd.	4,287,554

1,562,682	Midea Group Co Ltd – Class A	12,100,417

30,700	NetEase Inc ADR	9,784,397

39,800	New Oriental Education & Technology Group Inc Sponsored ADR *	5,090,022

1,533,000	Nine Dragons Paper Holdings Ltd	1,841,565

4,024,251	Ping An Bank Co Ltd – Class A	8,494,404

1,790,905	Ping An Insurance Group Co of China Ltd – Class H	20,402,689

2,136,000	Shenzhen International Holdings Ltd	4,130,831

164,783	Shenzhen Mindray Bio-Medical Electronics Co Ltd – Class A	5,679,792

361,600	Shenzhou International Group Holdings Ltd	4,576,330

3,252,500	Sun Art Retail Group Ltd	4,203,652

Shares	Description	Value ($)

	China — continued

101,800	TAL Education Group ADR *	5,536,902

1,423,184	Tencent Holdings Ltd	72,162,121

94,169	Wuliangye Yibin Co Ltd – Class A	1,647,005

2,153,400	Xiaomi Corp. – Class B *	3,532,758

358,000	Yihai International Holding Ltd. *	2,424,687

119,500	Yum China Holdings Inc	5,232,905

599,000	Zhongsheng Group Holdings Ltd	2,306,526

	Total China	314,328,623

	Hong Kong — 1.0%

967,481	AIA Group Ltd	9,696,523

	Hungary — 0.0%

4,453	OTP Bank Plc	195,456

	India — 8.7%

98,843	Asian Paints Ltd	2,489,207

71,539	Bajaj Finance Ltd	4,506,823

858,846	Bharti Airtel Ltd *	6,241,903

795,919	CMI Ltd (a)	325,809

1,048,219	Coffee Day Enterprises Ltd *	425,579

10,683,040	Gayatri Highways Ltd *	43,229

11,052,457	Gayatri Projects Ltd * (a)	3,380,455

322,980	HDFC Bank Ltd	5,306,527

26,900	HDFC Bank Ltd ADR	1,475,465

236,000	Hindustan Unilever Ltd	7,154,406

257,916	Housing Development Finance Corp Ltd	7,862,621

2,022,751	ICICI Bank Ltd	14,092,393

107,900	ICICI Bank Ltd Sponsored ADR	1,496,573

694,425	ICICI Prudential Life Insurance Co Ltd	4,552,914

160,214	Jubilant Foodworks Ltd	3,957,836

233,309	Kotak Mahindra Bank Ltd	5,278,716

517,284	Muthoot Finance Ltd	6,387,183

324,368	SBI Card & Payment Services Ltd * (b)	3,393,464

35,351	UltraTech Cement Ltd	2,080,554

294,343	Voltas Ltd	2,786,941

	Total India	83,238,598

	Indonesia — 3.4%

13,640,964	Bank Central Asia Tbk PT	30,131,649

20,180,500	Uni-Charm Indonesia Tbk PT *	2,264,548

	Total Indonesia	32,396,197

	Mexico — 1.4%

582,600	Fomento Economico Mexicano SAB de CV	4,750,663

144,045	Grupo Aeroportuario del Sureste SAB de CV – Class B	2,398,555

297,100	Grupo Financiero Banorte SAB de CV – Class O	1,624,442

1,574,600	Wal-Mart de Mexico SAB de CV	4,432,687

	Total Mexico	13,206,347

See accompanying notes to the financial statements.	11

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	Peru — 0.1%

4,540	Credicorp Ltd	822,966

	Philippines — 1.6%

3,189,532	BDO Unibank Inc	8,721,707

3,653,440	Puregold Price Club Inc	2,653,736

9,925,400	Semirara Mining & Power Corp	3,777,037

	Total Philippines	15,152,480

	Poland — 0.2%

79,579	Bank Polska Kasa Opieki SA	1,800,781

	Russia — 1.8%

579,930,000	Federal Grid Co Unified Energy System PJSC	1,811,599

723,616	Sberbank of Russia PJSC Sponsored ADR	10,325,021

124,100	Yandex NV – Class A *	5,039,701

	Total Russia	17,176,321

	South Africa — 1.0%

240,335	FirstRand Ltd	858,074

54,502	Naspers Ltd – N Shares	8,521,716

	Total South Africa	9,379,790

	South Korea — 7.2%

23,323	Kakao Corp	3,345,486

1,064	LG Household & Health Care Ltd	1,074,108

1,341,548	Samsung Electronics Co Ltd	60,384,884

65,886	SK Hynix Inc	4,868,354

	Total South Korea	69,672,832

	Switzerland — 2.4%

229,897	Nestle SA (Registered)	23,657,721

	Taiwan — 10.4%

99,000	Airtac International Group	1,536,878

15,036,000	CTBC Financial Holding Co Ltd	11,159,183

1,521,000	Delta Electronics Inc	6,895,558

4,664,575	E.Sun Financial Holding Co Ltd	4,447,428

1,104,000	Hon Hai Precision Industry Co Ltd	2,880,843

47,000	Largan Precision Co Ltd	6,648,170

213,000	MediaTek Inc	2,476,197

8,827,000	Mega Financial Holding Co Ltd	9,346,871

3,426,486	Taiwan Cement Corp	4,732,046

4,464,800	Taiwan Semiconductor Manufacturing Co Ltd	46,031,175

73,200	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	3,941,088

	Total Taiwan	100,095,437

	Thailand — 1.2%

1,590,400	CP ALL Pcl (Foreign Registered)	3,351,698

7,784,200	Quality Houses Leasehold Property Fund	3,084,321

Shares	Description	Value ($)

	Thailand — continued

1,689,900	Tisco Financial Group Pcl (Foreign Registered)	5,318,195

	Total Thailand	11,754,214

	Turkey — 1.0%

8,603,786	Akbank TAS *	9,328,042

	United Kingdom — 0.1%

19,551	Unilever Plc	1,051,059

	United States — 0.3%

25,300	PepsiCo, Inc.	3,340,359

	Vietnam — 2.0%

5,521,000	Bank for Foreign Trade of Vietnam JSC	19,695,349

	TOTAL COMMON STOCKS (COST $761,741,775)	767,031,207

	PREFERRED STOCKS (c) — 1.9%

	Brazil — 1.9%

1,169,960	Banco Bradesco SA	7,987,406

1,429,050	Itau Unibanco Holding SA	10,225,989

	Total Brazil	18,213,395

	TOTAL PREFERRED STOCKS (COST $24,211,916)	18,213,395

	INVESTMENT FUNDS — 12.3%

	China — 2.1%

3,591,800	iShares FTSE A50 China Index ETF	6,608,983

211,600	iShares MSCI China ETF	13,146,708

	Total China	19,755,691

	Mexico — 0.6%

140,700	iShares MSCI Mexico Capped ETF	5,855,934

	Russia — 2.8%

1,232,000	VanEck Vectors Russia ETF	26,327,840

	Thailand — 3.7%

71,367,490	Digital Telecommunications Infrastructure Fund	35,843,526

	United States — 3.1%

617,833	iShares Core MSCI Emerging Markets ETF	30,094,646

	TOTAL INVESTMENT FUNDS (COST $122,464,634)	117,877,637

12	See accompanying notes to the financial statements.

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Par Value†/ Shares	Description	Value ($)

	DEBT OBLIGATIONS — 1.1%

	United States — 1.1%

10,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 1.55%, due 07/31/20 (d)	10,000,602

	TOTAL DEBT OBLIGATIONS (COST $10,000,903)	10,000,602

	MUTUAL FUNDS — 1.9%

	United States — 1.9%

	Affiliated Issuers — 1.9%

3,708,233	GMO U.S. Treasury Fund	18,615,329

	TOTAL MUTUAL FUNDS (COST $18,598,239)	18,615,329

Par Value†	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.6%

	U.S. Government — 0.6%

6,000,000	U.S. Treasury Bill, 1.30%, due 04/23/20 (e)	5,988,341

	Total U.S. Government	5,988,341

	TOTAL SHORT-TERM INVESTMENTS (COST $5,986,379)	5,988,341

	TOTAL INVESTMENTS — 97.6% (Cost $943,003,846)	937,726,511

	Other Assets and Liabilities (net) — 2.4%	23,139,023

	TOTAL NET ASSETS — 100.0%	$960,865,534

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Cost	Value as a Percentage of Fund’s Net Assets	Value as of February 29, 2020

SBI Card & Payment Services Ltd	02/28/20	$3,393,464	0.35%	$3,393,464

A summary of outstanding financial instruments at February 29, 2020 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Apprecia- tion (Deprecia- tion) ($)
02/25/2021	MSCI	THB	1,537,784,049	USD	48,609,987	(405,915)

						$(405,915)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys 342	Mini MSCI Emerging Markets	March 2020	$17,250,480	$(1,588,160)

Sales 3,350	SET 50	March 2020	$19,256,785	$2,815,286

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

See accompanying notes to the financial statements.	13

GMO Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2020

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total return on MSCI Daily TR Gross Emerging Markets Philippines Index	3 Month USD LIBOR plus a spread of (0.50)%	GS	USD	9,975,399	02/24/2021	Quarterly	—	539,284	539,284
Total return on MSCI TR Gross Emerging Market Philippines Index	3 Month USD LIBOR plus a spread of (0.50)%	GS	USD	4,987,754	02/26/2021	Quarterly	—	79,658	79,658

							$—	$618,942	$618,942

As of February 29, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Affiliated company (Note 10).

(b)	The security is restricted as to resale.

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(d)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(e)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 73.

14	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Emerging Markets Equity team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class II shares of GMO Emerging Markets Fund returned -0.11% (net) for the fiscal year ended February 29, 2020, as compared with -1.88% for the MSCI Emerging Markets Index.

Country allocation contributed to the Fund’s relative returns for the fiscal year. In particular, the Fund’s overweight positions in Russia Energy and Taiwan Information Technology added to relative performance.

Stock selection detracted from the Fund’s relative returns for the fiscal year. Fund stock selection in Taiwan Information Technology and India Industrials hurt relative performance.

Because some of the securities and instruments held directly or indirectly by the Fund had positive fair value adjustments at the beginning or end of the fiscal year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

16

GMO Emerging Markets Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Emerging Markets Fund Class II Shares, the MSCI Emerging Markets Index and

the S&P/IFCI Composite

As of February 29, 2020

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 29, 2020. All information is unaudited. Performance for classes may vary due to different fees.

*

For the period 2/26/2019 to 2/26/2020, no Class V shares were outstanding. Performance for that period is that of Class III shares, which have higher expenses. Therefore, the performance shown is lower than it would have been if Class V expenses had been applied throughout.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

17

GMO Emerging Markets Fund

(A Series of GMO Trust)

Investments Concentration Summary

February 29, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	91.1%
Preferred Stocks	4.0
Investment Funds	2.7
Short-Term Investments	1.2
Debt Obligations	0.8
Swap Contracts	0.0	^
Rights/Warrants	0.0	^
Futures Contracts	(0.2)
Other	0.4

	100.0%

Country/Region Summary¤	% of Investments
China	41.8%
Taiwan	17.6
Russia	15.8
United States	5.7	*
South Korea	4.3
Poland	3.8
India	2.2
South Africa	1.5
Turkey	1.2
Mexico	1.1
Thailand	0.9
Qatar	0.7
United Kingdom	0.7	*
Pakistan	0.6
Kuwait	0.6
Indonesia	0.5
United Arab Emirates	0.3
Philippines	0.2
Argentina	0.2
Vietnam	0.1
Chile	0.1
Colombia	0.1
Sri Lanka	0.0	^

	100.0%

Industry Group Summary	% of Equity Investments#
Banks	18.7%
Energy	13.6
Technology Hardware & Equipment	13.2
Materials	9.3
Real Estate	8.6
Insurance	7.1
Semiconductors & Semiconductor Equipment	5.9
Retailing	5.7
Capital Goods	3.5
Utilities	2.9
Consumer Durables & Apparel	2.5
Automobiles & Components	2.3
Diversified Financials	1.6
Media & Entertainment	1.2
Food, Beverage & Tobacco	1.0
Household & Personal Products	0.9
Transportation	0.8
Telecommunication Services	0.7
Consumer Services	0.2
Software & Services	0.2
Pharmaceuticals, Biotechnology & Life Sciences	0.1
Commercial & Professional Services	0.0	^
Health Care Equipment & Services	0.0	^

	100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

*	Includes companies that derive more than 50% of their revenues or profits from emerging markets.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

18

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	COMMON STOCKS — 91.1%

	Argentina — 0.2%

290,000	Banco BBVA Argentina SA ADR	1,168,700

177,300	Banco Macro SA ADR	5,138,154

100	Grupo Financiero Galicia SA ADR	1,264

	Total Argentina	6,308,118

	Chile — 0.1%

1,323,396	Aguas Andinas SA – Class A	454,678

5,361,664	Banco de Chile	473,634

305	Banco Santander Chile	14

69,280	Inversiones La Construccion SA	521,518

253,501	Parque Arauco SA	524,780

	Total Chile	1,974,624

	China — 41.8%

4,972,000	361 Degrees International Ltd	906,032

72,500	AAC Technologies Holdings Inc	484,090

3,456,000	Agile Group Holdings Ltd	4,941,242

6,787,600	Agricultural Bank of China Ltd – Class A	3,333,854

83,212,290	Agricultural Bank of China Ltd – Class H	33,766,458

570,126	Alibaba Group Holding Ltd Sponsored ADR *	118,586,208

1,760,000	Angang Steel Co Ltd – Class H	598,275

5,191,460	Anhui Conch Cement Co Ltd – Class A	41,359,253

4,435,500	Anhui Conch Cement Co Ltd – Class H	33,218,287

1,709,499	Anhui Expressway Co Ltd – Class A	1,279,972

107,000	ANTA Sports Products Ltd	873,193

593,000	Asia Cement China Holdings Corp	801,116

31,700	Bank of China Ltd – Class A	16,219

105,495,682	Bank of China Ltd – Class H	42,160,270

309,500	Baoye Group Co Ltd – Class H *	176,350

1,060,000	Beijing Capital International Airport Co Ltd – Class H	834,671

1,174,000	Beijing Enterprises Water Group Ltd *	552,928

8,602,892	Beijing North Star Co Ltd – Class A	3,425,312

642,500	Budweiser Brewing Co APAC Ltd *	1,961,311

4,500	BYD Electronic International Co Ltd	8,699

314,000	CGN Power Co Ltd – Class H	77,233

70,500	Changyou.com Ltd ADR	758,580

85,600	Cheetah Mobile Inc ADR	249,096

200,000	China Aoyuan Group Ltd	295,469

900	China Communications Construction Co Ltd – Class A	1,140

18,550,560	China Communications Services Corp Ltd – Class H	14,575,721

3,556,700	China Construction Bank Corp – Class A	3,336,235

114,730,906	China Construction Bank Corp – Class H	94,335,328

209,400	China Gas Holdings Ltd	778,079

2,127,276	China International Travel Service Corp Ltd – Class A	24,356,892

13,226,000	China Jinmao Holdings Group Ltd	9,865,459

Shares	Description	Value ($)

	China — continued

200,000	China Kepei Education Group Ltd	117,221

2,559,000	China Lesso Group Holdings Ltd	3,905,855

9,465,000	China Machinery Engineering Corp – Class H	3,526,200

923,000	China Medical System Holdings Ltd	1,167,146

3,256,928	China Merchants Bank Co Ltd – Class A	16,196,999

529,500	China Merchants Bank Co Ltd – Class H	2,547,370

1,659,437	China Mobile Ltd	13,206,814

65,300	China Mobile Ltd Sponsored ADR	2,600,246

6,118,671	China National Chemical Engineering Co Ltd – Class A	6,177,577

4,812,000	China Oriental Group Co Ltd	1,663,651

1,580,000	China Overseas Grand Oceans Group Ltd	1,104,482

8,468,000	China Overseas Land & Investment Ltd	28,999,853

3,261,800	China Pacific Insurance Group Co Ltd – Class A	15,164,840

1,623,800	China Pacific Insurance Group Co Ltd – Class H	5,447,267

9,820,000	China Resources Cement Holdings Ltd	12,617,074

1,258,000	China Resources Gas Group Ltd	6,340,242

6,908,000	China Resources Land Ltd	32,801,931

1,964,000	China SCE Group Holdings Ltd	1,087,567

12,590,296	China Shenhua Energy Co Ltd – Class A	29,070,377

16,836,000	China Shenhua Energy Co Ltd – Class H	29,602,546

1,248,000	China State Construction International Holdings Ltd	1,026,032

1,227,000	China Taiping Insurance Holdings Co Ltd	2,566,120

7,239,921	China Vanke Co Ltd – Class A	31,173,575

9,375,257	China Yangtze Power Co Ltd – Class A	22,975,049

655,500	China Yongda Automobiles Services Holdings Ltd	646,057

38,000	CIFI Holdings Group Co Ltd	29,876

17,763,000	CNOOC Ltd	24,710,311

1,400	CNOOC Ltd Sponsored ADR	193,662

12,411,714	Country Garden Holdings Co Ltd	16,862,018

1,270,000	Dali Foods Group Co Ltd	844,487

7,764,120	Daqin Railway Co Ltd – Class A	7,907,897

3,163,000	Dongyue Group Ltd	1,673,535

159,200	ENN Energy Holdings Ltd	1,795,840

27,400	Fanhua Inc Sponsored ADR	556,220

718,000	Fu Shou Yuan International Group Ltd	619,598

10,257,000	Geely Automobile Holdings Ltd	18,736,899

3,630,000	Gemdale Properties & Investment Corp Ltd	654,113

548,882	Gree Electric Appliances Inc of Zhuhai – Class A	4,739,225

2,127,000	Greenland Hong Kong Holdings Ltd	842,812

18,996,000	Guangdong Investment Ltd	36,074,769

556,729	Guangdong Provincial Expressway Development Co Ltd – Class A	603,112

236,000	Haier Electronics Group Co Ltd	688,180

209,000	Haitian International Holdings Ltd	416,675

557,922	Hangzhou Robam Appliances Co Ltd – Class A	2,516,071

1,305,000	Hebei Construction Group Corp Ltd – Class H	788,033

9,135,355	Hisense Home Appliances Group Co Ltd – Class A	13,123,701

See accompanying notes to the financial statements.	19

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	China — continued

209,000	HLA Corp Ltd – Class A	205,468

217,800	Hollysys Automation Technologies Ltd	3,297,492

388,000	Hopson Development Holdings Ltd	354,717

10,248,000	Hua Han Health Industry Holdings Ltd * (a)	683,638

10,149,000	Huabao International Holdings Ltd	4,041,620

3,830,150	Huaxin Cement Co Ltd – Class A	13,593,923

1,036,461	Huayu Automotive Systems Co Ltd – Class A	4,240,784

632,000	IGG Inc	466,353

2,280,600	Industrial & Commercial Bank of China Ltd – Class A	1,740,367

97,443,647	Industrial & Commercial Bank of China Ltd – Class H	67,128,847

71,100	Jiangsu Expressway Co Ltd – Class A	102,954

25,270	Jumei International Holding Ltd ADR *	489,480

1,057,000	Kaisa Group Holdings Ltd	481,189

164,000	Kingboard Holdings Ltd	439,522

1,949,500	Kingboard Laminates Holdings Ltd	1,993,541

3,018,000	Kunlun Energy Co Ltd	2,135,035

137,207	Kweichow Moutai Co Ltd – Class A	20,941,620

196,792	Lao Feng Xiang Co Ltd – Class A	1,238,284

6,074,000	Logan Property Holdings Co Ltd	10,609,748

2,232,000	Longfor Group Holdings Ltd	10,556,700

1,888,000	Lonking Holdings Ltd	533,935

1,168,506	Midea Group Co Ltd – Class A (b)	9,048,168

2,765,222	Midea Group Co Ltd – Class A (b)	21,412,122

12,700	NetEase Inc ADR	4,047,617

37,900	New China Life Insurance Co Ltd – Class A	244,529

1,787,300	New China Life Insurance Co Ltd – Class H	6,986,780

417,000	Nexteer Automotive Group Ltd	311,461

1,553,000	PAX Global Technology Ltd	776,968

30,919,000	PICC Property & Casualty Co Ltd – Class H	32,696,142

4,537,250	Ping An Insurance Group Co of China Ltd – Class A	51,599,995

987,500	Ping An Insurance Group Co of China Ltd – Class H	11,249,986

13,820,000	Postal Savings Bank of China Co Ltd – Class H	8,817,002

473,000	Powerlong Real Estate Holdings Ltd	300,981

217,400	Qingdao Port International Co Ltd – Class A	183,810

5,848,400	Qingling Motors Co Ltd – Class H	1,280,966

1,323,000	Redsun Properties Group Ltd	418,467

298,000	Road King Infrastructure Ltd	514,307

2,227,552	SAIC Motor Corp Ltd -– Class A	7,170,110

541,547	Shanghai Lujiazui Finance & Trade Zone Development Co Ltd – Class A	900,144

1,237,537	Shenzhen Expressway Co Ltd – Class A	1,698,375

210,000	Shenzhen Expressway Co Ltd – Class H	255,706

4,342,789	Shenzhen Investment Ltd	1,467,830

478,300	Shenzhou International Group Holdings Ltd	6,053,259

3,558,000	Shimao Property Holdings Ltd	13,041,154

2,486,500	Shui On Land Ltd	498,151

3,005,464	Sinoma International Engineering Co – Class A	2,659,979

Shares	Description	Value ($)

	China — continued

2,041,500	Sinopec Engineering Group Co Ltd – Class H	1,016,291

7,426,499	Sinopec Shanghai Petrochemical Co Ltd – Class A	4,273,987

24,424,000	Sinopec Shanghai Petrochemical Co Ltd – Class H	6,332,236

2,660,000	Sinotruk Hong Kong Ltd	5,170,988

7,328,103	Suning Universal Co Ltd – Class A	3,342,699

110,600	Sunny Optical Technology Group Co Ltd	1,796,965

617,365	Tencent Holdings Ltd	31,303,309

1,822,000	Tianneng Power International Ltd	1,358,442

175,000	Times China Holdings Ltd	333,226

432,655	Wangfujing Group Co Ltd - Class A	760,385

4,851,000	Want Want China Holdings Ltd	3,807,650

8,049,298	Weifu High-Technology Group Co Ltd – Class A	22,737,092

1,546,000	Xinyi Glass Holdings Ltd	1,935,669

1,811,500	Xtep International Holdings Ltd	743,427

2,964,000	Yadea Group Holdings Ltd	810,635

34,584,200	Yangzijiang Shipbuilding Holdings Ltd	23,995,660

755,168	Youngor Group Co Ltd – Class A	711,725

1,268,000	Yuexiu Property Co Ltd	262,580

638,000	Yuexiu Transport Infrastructure Ltd	497,438

76,200	Yum China Holdings Inc	3,336,798

9,985,707	Yuzhou Properties Co Ltd	4,991,865

7,022,000	Zhejiang Expressway Co Ltd – Class H	5,350,289

500,500	Zhejiang Supor Co Ltd – Class A	5,307,362

3,315,111	Zhejiang Weixing New Building Materials Co Ltd – Class A	5,676,236

234,700	Zhengzhou Coal Mining Machinery Group Co Ltd – Class A	195,549

414,000	Zhenro Properties Group Ltd	270,946

98,000	Zhongsheng Group Holdings Ltd	377,362

190,700	Zhuzhou CRRC Times Electric Co Ltd – Class H	677,302

	Total China	1,310,305,436

	India — 2.3%

256,987	Asian Paints Ltd	6,471,819

73,773	CMI Ltd	30,199

129	Coal India Ltd	302

12,264,578	Gayatri Highways Ltd * (c)	49,629

16,772,852	Gayatri Projects Ltd * (c)	5,130,069

481,244	HDFC Bank Ltd	7,906,787

197,971	Hindustan Unilever Ltd	6,001,546

252,428	Housing Development Finance Corp Ltd	7,695,318

1,332,810	ICICI Bank Ltd	9,285,613

687,098	Indiabulls Housing Finance Ltd	2,724,761

3,013,682	Jai Balaji Industries Ltd *	1,057,148

1,322,083	Kiri Industries Ltd	7,017,405

386,197	Kotak Mahindra Bank Ltd	8,737,872

337,877	SBI Card & Payment Services Ltd * (d)	3,534,792

20	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	India — continued

312,651	Titan Co Ltd	5,474,138

	Total India	71,117,398

	Indonesia — 0.5%

999,900	Bank Central Asia Tbk PT	2,208,688

3,633,500	Bank Pembangunan Daerah Jawa Timur Tbk PT	156,422

17,394,500	Bank Rakyat Indonesia Persero Tbk PT	5,197,943

5,573,691	Indo Tambangraya Megah Tbk PT	4,469,848

205,673,700	Panin Financial Tbk PT *	3,652,627

	Total Indonesia	15,685,528

	Kuwait — 0.6%

1,651,226	Alimtiaz Investment Group KSC	656,152

96,920	Humansoft Holding Co KSC	988,003

2,190,838	Kuwait Finance House KSCP	5,538,718

507,450	Kuwait Projects Co Holding KSCP	339,293

3,582,177	National Bank of Kuwait SAKP	11,722,745

	Total Kuwait	19,244,911

	Mexico — 1.1%

510,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	654,504

296,300	Concentradora Fibra Danhos SA de CV REIT	413,974

228,300	Corp Inmobiliaria Vesta SAB de CV	362,928

671,000	Credito Real SAB de CV SOFOM ER	712,147

11,564,900	Fibra Uno Administracion SA de CV (REIT)	17,515,098

855,200	Gentera SAB de CV	822,918

91,000	Grupo Aeroportuario del Centro Norte SAB de CV	595,709

9,400	Grupo Aeroportuario del Centro Norte SAB de CV ADR	489,552

1,983,300	Grupo Financiero Banorte SAB de CV – Class O	10,844,015

302,300	Qualitas Controladora SAB de CV	1,297,787

389,800	Unifin Financiera SAB de CV SOFOM ENR	605,603

	Total Mexico	34,314,235

	Pakistan — 0.6%

930,610	Engro Corp Ltd	1,875,146

7,210,000	Engro Fertilizers Ltd	2,951,731

1,236,000	Fauji Fertilizer Co Ltd	824,961

507,500	Nishat Mills Ltd	335,422

7,433,500	Oil & Gas Development Co Ltd	5,666,426

939,900	Pakistan Oilfields Ltd	2,229,831

2,462,120	Pakistan Petroleum Ltd	1,776,622

892,520	Pakistan State Oil Co Ltd	946,247

642,700	Searle Co Ltd (The)	729,781

1,364,500	SUI Northern Gas Pipeline	580,136

1,312,500	United Bank Ltd	1,412,028

	Total Pakistan	19,328,331

Shares	Description	Value ($)

	Philippines — 0.2%

76,400	Ayala Land Inc	58,839

3,671,900	DMCI Holdings Inc	383,124

357,700	Manila Electric Co	1,896,153

16,354,800	Megaworld Corp	1,095,243

24,118,000	Metro Pacific Investments Corp	1,454,779

6,401,200	Semirara Mining & Power Corp	2,435,929

	Total Philippines	7,324,067

	Poland — 3.9%

297,190	Alior Bank SA *	1,603,899

223,020	Bank Millennium SA *	276,976

923,062	Bank Polska Kasa Opieki SA	20,887,833

46,942	Budimex SA	2,089,152

226,579	Grupa Lotos SA	3,462,316

390,152	Jastrzebska Spolka Weglowa SA	1,376,142

21,747	KRUK SA	772,590

67,344	Lubelski Wegiel Bogdanka SA	284,328

1,510,768	Polski Koncern Naftowy ORLEN SA	22,821,773

12,869,950	Polskie Gornictwo Naftowe i Gazownictwo SA	10,468,625

1,409,217	Powszechna Kasa Oszczednosci Bank Polski SA	11,283,257

4,917,979	Powszechny Zaklad Ubezpieczen SA	43,854,680

27,997	Santander Bank Polska SA	1,809,196

14,179	Stalprodukt SA	587,292

135,779	Warsaw Stock Exchange	1,324,120

	Total Poland	122,902,179

	Qatar — 0.7%

6,648,431	Barwa Real Estate Co	5,571,209

1,456,860	Doha Bank QPSC	916,233

119,334	Qatar Electricity & Water Co QSC	485,821

3,619,547	Qatar Gas Transport Co Ltd	2,135,221

2,491,763	Qatar National Bank QPSC	12,721,081

1,027,776	Qatar National Cement Co QSC	1,153,665

1,600,278	United Development Co QSC	522,940

	Total Qatar	23,506,170

	Russia — 14.4%

23,087,030	Alrosa PJSC	24,773,851

79,740	Detsky Mir PJSC	134,131

31,310,000	Federal Grid Co Unified Energy System PJSC	97,807

910,770	Gazprom Neft PJSC	5,479,917

6,771	Gazprom Neft PJSC Sponsored ADR	200,016

680,233	Globaltrans Investment Plc Sponsored GDR (Registered)	5,030,126

72,754,000	Inter RAO UES PJSC	5,735,164

93,867	LSR Group PJSC	1,173,486

43,820	LSR Group PJSC GDR (Registered)	101,538

974,220	LUKOIL PJSC Sponsored ADR	84,034,652

619,147	M.Video PJSC	4,484,664

See accompanying notes to the financial statements.	21

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	Russia — continued

7,645,900	Magnitogorsk Iron & Steel Works PJSC	4,656,643

137,059	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	1,041,743

1,557,125	MMC Norilsk Nickel PJSC ADR	47,082,543

8,070,347	Moscow Exchange MICEX-RTS PJSC	12,150,725

165,468	Novatek PJSC Sponsered GDR (Registered)	24,142,830

504,210	Novolipetsk Steel PJSC	950,658

1,297,368	Novolipetsk Steel PJSC GDR	24,910,803

35,602	PhosAgro PJSC GDR (Registered)	395,998

269,915	QIWI Plc Sponsored ADR	4,707,318

412,980	Raspadskaya OJSC	592,452

3,962,705	Rostelecom PJSC	5,188,407

33,228	Rostelecom PJSC Sponsored ADR	260,500

171,050	Safmar Financial Investment	1,302,974

5,681,366	Sberbank of Russia PJSC Sponsored ADR	81,065,406

836,726	Severstal PJSC GDR (Registered)	10,257,833

17,894,200	Surgutneftegas PJSC	10,470,713

3,337,804	Surgutneftegas PJSC Sponsored ADR	19,455,762

519,740	Tatneft PJSC	5,311,631

978,325	Tatneft PJSC Sponsored ADR	58,828,589

257,967	TCS Group Holding Plc GDR (Registered)	5,643,884

43,580,000	Unipro PJSC	1,972,640

	Total Russia	451,635,404

	South Africa — 1.5%

56,443	Astral Foods Ltd	676,119

209,092	Barloworld Ltd	1,087,684

128	Discovery Ltd	798

1,688,726	Emira Property Fund Ltd (REIT)	1,303,510

6,764,089	Growthpoint Properties Ltd (REIT)	7,749,969

296,009	Lewis Group Ltd	521,433

155,959	Liberty Holdings Ltd	950,997

824,921	Mr Price Group Ltd	8,102,216

7,316,977	Old Mutual Ltd	7,443,624

1,249,498	SA Corporate Real Estate Ltd (REIT)	169,295

1,791,603	Sanlam Ltd	7,525,641

19,251	Tiger Brands Ltd	189,332

193,431	Transaction Capital Ltd	232,930

3,455,484	Truworths International Ltd	10,237,438

377,930	Wilson Bayly Holmes-Ovcon Ltd	2,408,483

	Total South Africa	48,599,469

	South Korea — 2.3%

2,640	Celltrion Pharm Inc *	88,128

219,674	DB Insurance Co Ltd	7,843,479

1,125,505	Dongwon Development Co Ltd	3,540,202

2,273	Hankook Shell Oil Co Ltd	485,828

199,187	Hanwha Life Insurance Co Ltd	272,410

25,418	HDC Hyundai Development Co-Engineering & Construction *	379,933

Shares	Description	Value ($)

	South Korea — continued

17,507	Hyundai Marine & Fire Insurance Co Ltd	326,383

48,459	Hyundai Mobis Co Ltd	8,470,083

560,960	Korea Asset In Trust Co Ltd REIT	1,150,601

41,408	Meritz Fire & Marine Insurance Co Ltd	506,221

694,228	Samsung Electronics Co Ltd	31,248,138

14,427	Samsung Electronics Co Ltd GDR	16,269,668

23,801	Shinhan Financial Group Co Ltd	636,547

31	Woori Financial Group Inc	246

	Total South Korea	71,217,867

	Sri Lanka — 0.0%

103,983,101	Anilana Hotels & Properties Ltd * (c)	485,306

	Taiwan — 17.9%

1,096,532	Advantech Co Ltd	10,491,345

323,000	Amazing Microelectronic Corp	948,168

1,026,000	AmTRAN Technology Co Ltd *	309,665

113,000	Arcadyan Technology Corp	287,608

6,531,560	Asustek Computer Inc	43,695,034

433,000	Aten International Co Ltd	1,203,910

129,200	Aurora Corp	369,861

7,930,000	Catcher Technology Co Ltd	59,491,385

1,551,153	Cathay Financial Holding Co Ltd	2,032,409

3,930,332	Chailease Holding Co Ltd	14,625,895

468,000	Chicony Electronics Co Ltd	1,268,110

1,961,100	Chin-Poon Industrial Co Ltd	1,903,595

20,462,000	China Development Financial Holding Corp	6,145,120

31,000	China Life Insurance Co Ltd *	24,332

449,800	China Motor Corp *	520,654

796,000	Chong Hong Construction Co Ltd	2,139,948

273,000	Cleanaway Co Ltd	1,429,262

881,000	Compal Electronics Inc	531,152

4,568,400	Coretronic Corp *	5,505,946

47,503,720	CTBC Financial Holding Co Ltd	35,255,565

27,000	Eclat Textile Co Ltd	314,605

1,410,000	Elite Material Co Ltd	5,511,200

3,692,000	Farglory Land Development Co Ltd	4,571,076

3,428,000	FLEXium Interconnect Inc	12,485,267

469,000	Formosa Chemicals & Fibre Corp	1,259,236

1,681,000	Formosa Plastics Corp	5,018,178

3,281,075	Foxconn Technology Co Ltd	6,369,435

6,577,000	Fubon Financial Holding Co Ltd	9,520,379

183,000	Gigabyte Technology Co Ltd	308,386

2,470,000	Grand Pacific Petrochemical *	1,324,865

427,000	Greatek Electronics Inc	657,932

3,616,754	Highwealth Construction Corp	5,331,079

1,442,000	Holtek Semiconductor Inc	3,071,717

187,000	Holy Stone Enterprise Co Ltd	601,034

17,271,532	Hon Hai Precision Industry Co Ltd	45,069,354

2,120,000	Huaku Development Co Ltd	6,012,002

22	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	Taiwan — continued

1,431,806	IEI Integration Corp *	2,138,090

199,000	Innodisk Corp	1,173,627

267,000	Kung Long Batteries Industrial Co Ltd	1,302,771

3,305,000	Lite-On Technology Corp	4,705,287

20,000	Lotes Co Ltd	190,992

1,280,425	Mercuries Life Insurance Co Ltd *	491,456

1,076,000	Merry Electronics Co Ltd	4,877,913

1,517,000	Micro-Star International Co Ltd	4,440,417

175,000	Mitac Holdings Corp	193,159

1,009,000	Nantex Industry Co Ltd	1,001,681

9,716,000	Nanya Technology Corp	24,184,776

89,000	Nichidenbo Corp	151,982

1,373,810	Novatek Microelectronics Corp	8,645,877

397,000	On-Bright Electronics Inc	2,876,552

281,000	Pegatron Corp	571,749

737,000	Phison Electronics Corp	7,873,430

180,000	Quanta Computer Inc	363,079

1,698,000	Quanta Storage Inc	1,673,920

10,850,870	Radiant Opto-Electronics Corp	34,372,753

1,276,090	Ruentex Development Co Ltd *	1,718,404

911,000	Shinkong Insurance Co Ltd	1,157,751

489,000	Sigurd Microelectronics Corp	541,987

1,460,068	Simplo Technology Co Ltd	13,383,971

327,200	Sitronix Technology Corp	1,516,529

2,361,250	Syncmold Enterprise Corp	6,607,255

160,000	Synnex Technology International Corp	196,781

199,000	Taiflex Scientific Co Ltd	304,201

266,000	Taiwan PCB Techvest Co Ltd	278,134

7,999,000	Taiwan Semiconductor Manufacturing Co Ltd	82,468,054

172,710	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	9,298,706

76,000	Taiwan Union Technology Corp	323,057

443,000	Test Research Inc	736,358

76,000	Thinking Electronic Industrial Co Ltd	206,773

396,981	Topco Scientific Co Ltd	1,345,064

1,395,000	Transcend Information Inc	3,568,004

1,804,160	Tripod Technology Corp	6,475,835

530,000	TXC Corp	818,978

1,488,400	United Integrated Services Co Ltd	8,850,551

1,511,000	Walsin Technology Corp	10,339,356

522,000	Wistron Corp	458,033

36,000	Wiwynn Corp	840,739

733,000	Yageo Corp	9,466,712

1,220,000	YC INOX Co Ltd	1,026,592

143,000	Yulon Nissan Motor Co Ltd	1,174,682

323,000	Zeng Hsing Industrial Co Ltd	1,363,678

180,000	Zhen Ding Technology Holding Ltd	677,142

	Total Taiwan	561,977,547

Shares	Description	Value ($)
	Thailand — 0.6%

330,300	Amata Corp Pcl (Foreign Registered)	154,478

889,000	Bangkok Bank Pcl NVDR	3,728,471

273,700	Bangkok Life Assurance Pcl NVDR	135,772

1,376,100	Beauty Community Pcl	82,858

1,010,800	Kasikornbank Pcl NVDR	3,851,185

491,400	Krung Thai Bank Pcl (Foreign Registered)	219,840

6,234,600	Land & Houses Pcl (Foreign Registered)	1,682,663

4,087,400	Pruksa Holding Pcl (Foreign Registered)	1,867,452

7,249,692	Quality Houses Pcl (Foreign Registered)	523,037

151,400	Ratch Group Pcl (Foreign Registered)	285,422

839,900	Siam Commercial Bank Pcl (The) (Foreign Registered)	2,357,780

641,600	SPCG Pcl	359,646

3,673,075	Supalai Pcl (Foreign Registered)	1,910,962

775,900	Thanachart Capital Pcl (Foreign Registered)	1,311,920

29,100	Tisco Financial Group Pcl (Foreign Registered)	91,579

2,763,800	Univentures Pcl NVDR	281,833

1,197,900	WHA Corp Pcl (Foreign Registered)	105,647

	Total Thailand	18,950,545

	Turkey — 1.3%

2,340,643	Akbank TAS *	2,537,675

141,951	Aksa Akrilik Kimya Sanayii AS	180,256

1,714,904	Dogan Sirketler Grubu Holding AS	477,008

2,807,799	Enerjisa Enerji AS	3,506,138

1,227,523	Enka Insaat ve Sanayi AS	1,271,061

1,440,338	Eregli Demir ve Celik Fabrikalari TAS	1,921,719

703,019	Selcuk Ecza Deposu Ticaret ve Sanayi AS	749,839

8,320,220	Soda Sanayii AS	7,713,952

3,979,183	Tekfen Holding AS	9,511,821

7,364,578	Turkiye Is Bankasi – Class C *	6,781,818

16,452,879	Turkiye Sinai Kalkinma Bankasi AS *	2,911,204

2,323,115	Turkiye Vakiflar Bankasi TAO – Class D *	1,976,311

	Total Turkey	39,538,802

	United Arab Emirates — 0.3%

1,101,601	Al Waha Capital PJSC	246,602

1,809,366	DAMAC Properties Dubai Co PJSC *	316,655

1,169,410	Dubai Islamic Bank PJSC	1,700,322

393,578	Emaar Development PJSC	379,438

4,781,183	Emaar Properties PJSC	4,401,528

11,102,376	RAK Properties PJSC *	1,301,652

	Total United Arab Emirates	8,346,197

	United Kingdom — 0.7%

386,665	Unilever Plc	20,787,061

	Vietnam — 0.1%

1,594,290	Kinh Bac City Development Share Holding Corp	966,094

See accompanying notes to the financial statements.	23

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	Vietnam — continued

184,860	PetroVietnam Gas JSC	609,889

1,473,040	PetroVietnam Power Corp *	629,357

1,923,000	PetroVietnam Technical Services Corp	1,249,305

138,320	Pha Lai Thermal Power JSC	165,057

380,860	Vinh Hoan Corp	511,205

	Total Vietnam	4,130,907

	TOTAL COMMON STOCKS (COST $2,980,694,451)	2,857,680,102

	PREFERRED STOCKS (e) — 4.0%

	Colombia — 0.1%

60,938	Banco Davivienda SA	727,267

2,347,227	Grupo Aval Acciones y Valores SA	967,117

	Total Colombia	1,694,384

	Russia — 1.7%

232,304	Bashneft PJSC	5,834,167

98,683,100	Surgutneftegas PJSC	48,472,207

	Total Russia	54,306,374

	South Korea — 2.1%

1,747,590	Samsung Electronics Co Ltd	66,716,587

	Taiwan — 0.1%

605,412	CTBC Financial Holding Co Ltd	1,325,452

	TOTAL PREFERRED STOCKS (COST $110,236,736)	124,042,797

	INVESTMENT FUNDS — 2.7%

	Thailand — 0.4%

22,546,425	Digital Telecommunications Infrastructure Fund	11,323,691

	United States — 2.3%

1,506,410	iShares Core MSCI Emerging Markets ETF	73,377,231

	TOTAL INVESTMENT FUNDS (COST $90,519,587)	84,700,922

Par Value† / Shares	Description	Value ($)
	DEBT OBLIGATIONS — 0.8%

	United States — 0.8%

25,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.15%, 1.66%, due 01/31/22	24,994,672

	TOTAL DEBT OBLIGATIONS (COST $25,032,936)	24,994,672

	RIGHTS/WARRANTS — 0.0%

	South Korea — 0.0%

12,711	HDC Hyundai Development Co. – Class E, Expires 03/06/20 *	29,148

	TOTAL RIGHTS/WARRANTS (COST $0)	29,148

	SHORT-TERM INVESTMENTS — 1.2%

	Money Market Funds — 0.6%

20,868,473	State Street Institutional Treasury Money Market Fund – Premier Class, 1.50% (f)	20,868,473

	Total Money Market Funds	20,868,473

	U.S. Government — 0.6%

18,000,000	U.S. Treasury Bill, 1.32%, due 04/07/20 (g)	17,974,750

	Total U.S. Government	17,974,750

	TOTAL SHORT-TERM INVESTMENTS (COST $38,840,442)	38,843,223

	TOTAL INVESTMENTS — 99.8% (Cost $3,245,324,152)	3,130,290,864

	Other Assets and Liabilities (net) — 0.2%	4,951,205

	TOTAL NET ASSETS — 100.0%	$3,135,242,069

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Cost	Value as a Percentage of Fund’s Net Assets	Value as of February 29, 2020

SBI Card & Payment Services Ltd	02/28/20	$3,534,792	0.11%	$3,534,792

24	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2020

A summary of outstanding financial instruments at February 29, 2020 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
1,688	Mini MSCI Emerging Markets	March 2020	$85,142,720	$(7,037,224)

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Depreciation of Total Return on CSI 500 Index + (1 Month USD LIBOR minus 5.70%)	Appreciation on Total Return on CSI 500 Index	GS	USD	30,574,806	12/07/2020	At Maturity	$—	$826,118	$826,118

As of February 29, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Investment valued using significant unobservable inputs (Note 2).

(b)	Securities are traded on separate exchanges for the same entity.

(c)	Affiliated company (Note 10).

(d)	The security is restricted as to resale.

(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(f)	The rate disclosed is the 7 day net yield as of February 29, 2020.

(g)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 73.

See accompanying notes to the financial statements.	25

GMO International Equity Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Global Equity team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class II shares of GMO International Equity Fund returned +2.19% (net) for the fiscal year ended February 29, 2020, as compared with -0.57% for the MSCI EAFE Index.

The Fund added value primarily from stock selection decisions, with additional contributions from sector allocation. Stock selection was strong despite valuation headwinds, the magnitude of the headwind is illustrated by the 12% underperformance of the MSCI EAFE Value Index when compared to the MSCI EAFE Growth Index for the year ended February 29, 2020. Outperformance of the portfolio was underpinned by a range of models including growth and quality-oriented signals.

Areas of notable positive stock selection included the U.K., Italy, France, Consumer Staples, Utilities, and Consumer Discretionary. The breadth of this strength was reflected in the portfolio’s top contributors, which included overweight positioning in Enel SpA (Italy Utilities), Itochu Corporation (Japan Industrials), Persimmon Plc (U.K. Consumer Discretionary), and STMicroelectronics NV (France Information Technology). Underweight positioning toward Royal Dutch Shell (U.K. Energy) and the broader Energy sector, also added value.

Because some of the securities and instruments held directly or indirectly by the Fund had positive fair value adjustments at the beginning or end of the fiscal year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

26

GMO International Equity Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO International Equity Fund Class II Shares and the MSCI EAFE Index

As of February 29, 2020

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 29, 2020. All information is unaudited. Performance for classes may vary due to different fees.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

27

GMO International Equity Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	95.5%
Short-Term Investments	3.7
Preferred Stocks	0.0 ^
Futures Contracts	(0.3)
Other	1.1

100.0%

Country/Region Summary¤	% of Investments
Japan	20.0%
United Kingdom	19.1
France	9.4
Netherlands	6.3
Spain	5.9
Switzerland	5.9
Italy	5.4
Germany	5.1
Singapore	4.2
Sweden	4.1
Australia	3.4
Portugal	3.2
European Union	2.9
Hong Kong	2.1
Norway	2.0
Other Developed	1.0 ‡

100.0%

Industry Group Summary	% of Equity Investments#
Pharmaceuticals, Biotechnology & Life Sciences	13.2%
Food, Beverage & Tobacco	9.2
Capital Goods	8.2
Utilities	7.8
Materials	7.3
Banks	6.0
Transportation	5.1
Consumer Durables & Apparel	5.0
Technology Hardware & Equipment	4.8
Diversified Financials	4.5
Insurance	4.2
Telecommunication Services	3.9
Retailing	3.1
Semiconductors & Semiconductor Equipment	3.1
Automobiles & Components	2.9
Household & Personal Products	2.9
Software & Services	2.2
Commercial & Professional Services	1.6
Energy	1.5
Health Care Equipment & Services	1.2
Food & Staples Retailing	1.0
Real Estate	0.9
Media & Entertainment	0.2
Consumer Services	0.2

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

28

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	COMMON STOCKS — 95.5%

	Australia — 3.3%

278,576	Abacus Property Group (REIT)	679,768

770,084	Austal Ltd	1,778,454

1,522,250	Beach Energy Ltd	1,799,411

24,542	BHP Group Ltd	533,431

111,567	Credit Corp Group Ltd	2,425,904

643,574	CSR Ltd	1,780,422

314,031	Downer EDI Ltd	1,186,087

109,237	Elders Ltd	559,105

4,430,378	Fortescue Metals Group Ltd	29,592,142

26,966	JB Hi-Fi Ltd	652,097

375,008	New Hope Corp Ltd	356,221

504,302	Pact Group Holdings Ltd *	656,768

929,623	Rio Tinto Ltd	53,420,601

971,320	Sandfire Resources NL	2,729,336

330,056	Super Retail Group Ltd	1,765,769

316,437	Tassal Group Ltd	799,828

	Total Australia	100,715,344

	Austria — 0.1%

68,989	Oesterreichische Post AG	2,203,017

	Belgium — 0.3%

536,482	AGFA-Gevaert NV *	2,388,804

18,982	D’Ieteren SA	1,114,941

785	Elia System Operator SA/NV	78,279

79,080	Orange Belgium SA	1,509,200

51,292	UCB SA	4,748,917

	Total Belgium	9,840,141

	Denmark — 0.0%

11,091	Per Aarsleff Holding A/S	322,635

7,534	Schouw & Co AB	567,771

	Total Denmark	890,406

	France — 9.2%

31,823	Alten SA	3,563,971

8,791	BNP Paribas SA	426,718

10,536	Christian Dior SE	4,500,954

139,085	CNP Assurances	2,185,898

586	Dassault Systemes SE	92,977

52,580	Gaztransport Et Technigaz SA	4,709,327

125	Hermes International	88,174

15,078	IPSOS	467,254

301,208	L’Oreal SA	80,959,994

207,927	Metropole Television SA	3,060,694

16,695	Nexans SA	769,598

1,850,292	Peugeot SA	35,856,930

157,216	Safran SA	21,763,144

805,947	Sanofi	75,167,274

Shares	Description	Value ($)

	France — continued

210,828	Sanofi ADR	9,750,795

10,572	Schneider Electric SE	1,074,109

1,356,922	STMicroelectronics NV – NY Shares	37,179,663

	Total France	281,617,474

	Germany — 5.0%

10,576	ADIDAS AG	2,977,654

114,319	ADVA Optical Networking SE *	767,357

10,326	AIXTRON SE *	106,108

232,760	Allianz SE (Registered)	50,706,734

7,571	Bayer AG (Registered)	550,609

83,435	Bayerische Motoren Werke AG	5,505,266

4,328	Bechtle AG	575,999

23,472	Carl Zeiss Meditec AG	2,497,046

778,150	CECONOMY AG *	3,752,470

5,144	Cewe Stiftung & Co KGaA	552,052

13,281	Daimler AG (Registered Shares)	558,794

632,962	Deutsche Lufthansa AG (Registered)	8,370,861

696,080	Deutsche Pfandbriefbank AG	9,880,345

148,037	Deutz AG	705,585

451,740	Dialog Semiconductor Plc *	15,584,079

3,538	Hannover Rueck SE	640,617

7,202	Henkel AG & Co KGaA	615,559

6,074	Indus Holding AG	220,786

9,536	Merck KGaA	1,160,381

5,410	Rheinmetall AG	502,246

101,913	RHOEN-KLINIKUM AG	2,030,567

34,759	Siltronic AG	3,301,181

122,249	Software AG	4,021,882

164,557	Talanx AG *	7,350,577

173,119	Volkswagen AG	29,406,226

	Total Germany	152,340,981

	Hong Kong — 2.1%

322,000	ASM Pacific Technology Ltd	3,894,058

2,523,640	Champion (REIT)	1,469,690

2,065,814	Dah Sing Banking Group Ltd	2,578,215

411,515	Dah Sing Financial Holdings Ltd	1,457,703

4,603,096	Esprit Holdings Ltd *	773,133

4,988,469	I-CABLE Communications Ltd *	44,281

802,257	Luk Fook Holdings International Ltd	1,970,622

1,419,647	Pacific Textiles Holdings Ltd	890,569

1,336,673	SmarTone Telecommunications Holdings Ltd	949,058

381,680	Television Broadcasts Ltd	543,144

73,100	VTech Holdings Ltd	647,229

45,499,920	WH Group Ltd	47,748,101

740,122	Xinyi Automobile Glass Hong Kong Enterprises Ltd *	106,955

	Total Hong Kong	63,072,758

See accompanying notes to the financial statements.	29

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	Ireland — 0.5%

408,300	CRH Plc Sponsored ADR	13,833,204

165	Flutter Entertainment Plc	17,752

5,284	Kerry Group Plc – Class A	671,241

	Total Ireland	14,522,197

	Italy — 5.3%

129,162	Anima Holding SPA	570,249

180,922	Assicurazioni Generali SPA	3,265,885

25,461	Azimut Holding SPA	542,923

858,962	Banca Mediolanum SPA	7,020,348

27,124	Buzzi Unicem SPA	594,962

36,281	De’ Longhi SPA	632,772

9,647,244	Enel SPA	80,971,083

645,616	EXOR NV	46,108,771

481,473	Hera SPA	2,066,571

1,016,012	Iren SPA	3,145,006

45,129	La Doria SPA	410,009

8,543	Reply SPA	649,678

663,883	Saras SPA	784,949

1,258,755	Societa Cattolica di Assicurazioni SC	9,255,642

797,232	Unipol Gruppo SPA	3,972,253

1,017,157	UnipolSai Assicurazioni SPA	2,541,342

	Total Italy	162,532,443

	Japan — 19.8%

22,100	Amano Corp	543,561

73,153	AOKI Holdings Inc	618,030

3,421,776	Asahi Kasei Corp	28,024,226

4,481,850	Astellas Pharma Inc	70,244,950

111,627	Autobacs Seven Co Ltd	1,427,784

1,737,021	Brother Industries Ltd	30,767,967

45,536	Cawachi Ltd	847,813

86,619	Daiwabo Holdings Co Ltd	4,368,784

707,162	DCM Holdings Co Ltd	6,412,517

81,185	Dexerials Corp	592,177

61,678	Doutor Nichires Holdings Co Ltd	1,031,828

30,366	DTS Corp	551,567

6,621	Ehime Bank Ltd (The)	62,013

123,292	Fancl Corp	3,075,186

515,045	Fuji Electric Co Ltd	14,125,846

53,600	Fuji Media Holdings Inc	629,765

289,796	Fujitsu Ltd	30,218,819

30,089	Fuyo General Lease Co Ltd	1,693,054

148,512	Geo Holdings Corp	1,606,088

20,335	Gunze Ltd	721,891

109,900	Hakuhodo DY Holdings Inc	1,270,058

26,167	Hanwa Co Ltd	534,994

10,000	Hitachi High-Tech Corp	742,751

1,861,978	Hitachi Ltd	62,182,546

68,949	House Foods Group Inc	2,028,732

Shares	Description	Value ($)

	Japan — continued

1,457,368	ITOCHU Corp	33,025,980

22,900	Itochu Techno-Solutions Corp	641,414

161,211	Kanematsu Corp	1,750,447

1,163,500	KDDI Corp	32,873,012

104,117	Keihin Corp	2,494,824

53,469	Kohnan Shoji Co Ltd	1,076,823

1,726,200	Konica Minolta Inc	9,445,868

50,567	Mandom Corp	1,071,621

5,794,656	Mitsubishi Chemical Holdings Corp	38,739,443

55,041	Mitsubishi Gas Chemical Co Inc	823,538

3,178	Mitsui Sugar Co Ltd	55,828

79,950	Modec Inc	1,339,120

76,266	Namura Shipbuilding Co Ltd	143,368

216,000	NEC Corp	8,109,209

151,557	Nichias Corp	3,110,244

111,009	Nippo Corp	2,504,642

68,033	Nippon Signal Co Ltd	719,860

3,171,088	Nippon Telegraph & Telephone Corp	73,980,758

104,212	Nishi-Nippon Financial Holdings Inc	586,821

98,500	NS Solutions Corp	2,757,708

607	NuFlare Technology Inc	67,535

381,800	Obayashi Corp	3,851,622

133,992	Okinawa Electric Power Co (The)	2,299,668

94,802	Press Kogyo Co Ltd	270,952

210,296	Prima Meat Packers Ltd	4,325,494

37,857	San-A Co Ltd	1,366,055

99,887	Seiko Holdings Corp	1,929,178

482,228	Sekisui Chemical Co Ltd	7,212,642

209,900	Showa Corp	4,486,833

6,110,587	Sojitz Corp	17,710,099

50,500	SUMCO Corp	764,670

9,907,063	Sumitomo Chemical Co Ltd	36,101,249

141,803	T-Gaia Corp	2,686,998

116,000	Tokyo Electron Ltd	24,233,743

43,261	Tokyo Seimitsu Co Ltd	1,364,949

150,895	Tokyu Construction Co Ltd	940,773

145,511	Towa Pharmaceutical Co Ltd	2,879,489

27,982	TPR Co Ltd	384,375

227,667	TS Tech Co Ltd	5,887,747

76,619	TSI Holdings Co Ltd	297,581

197,214	Valor Holdings Co Ltd	2,982,532

23,304	Warabeya Nichiyo Holdings Co Ltd	351,618

26,746	Yahagi Construction Co Ltd	196,228

	Total Japan	602,165,505

	Malta — 0.0%

15,858,986	BGP Holdings Plc * (a)	—

	Netherlands — 6.2%

2,117	ASML Holding NV	587,030

492,286	ASR Nederland NV	16,566,499

30	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	Netherlands — continued

18,661	BE Semiconductor Industries NV	725,792

16,777	Corbion NV	609,987

210,836	Heineken Holding NV	18,721,732

4,929,844	ING Groep NV	47,207,355

318,302	Koninklijke Ahold Delhaize NV	7,436,253

545,908	Koninklijke Philips NV	23,378,072

107,137	Randstad NV	5,520,005

1,002,386	Signify NV	29,867,550

532,789	Wolters Kluwer NV	38,979,631

	Total Netherlands	189,599,906

	New Zealand — 0.1%

479,293	Air New Zealand Ltd	682,360

206,898	Chorus Ltd	865,360

	Total New Zealand	1,547,720

	Norway — 2.0%

537,650	BW LPG Ltd	3,356,223

2,694,504	DNB ASA	45,131,044

81,675	Gjensidige Forsikring ASA	1,659,924

1,099,499	Orkla ASA	9,351,752

10,853	SpareBank 1 Nord Norge	83,948

	Total Norway	59,582,891

	Portugal — 3.1%

129,846	Altri SGPS SA	705,630

290,049	CTT-Correios de Portugal SA	748,236

9,292,433	EDP – Energias de Portugal SA	43,383,532

2,152,635	Galp Energia SGPS SA	29,693,872

907,537	Jeronimo Martins SGPS SA	16,042,949

156,055	Navigator Co SA (The) *	482,223

641,809	NOS SGPS SA	2,534,974

636,720	REN – Redes Energeticas Nacionais SGPS SA	1,767,199

	Total Portugal	95,358,615

	Singapore — 4.1%

966,500	AEM Holdings Ltd	1,527,912

502,800	CapitaLand Commercial Trust (REIT)	674,095

3,332,900	CapitaLand Ltd	8,538,462

4,819,900	ComfortDelGro Corp Ltd	6,833,797

2,530,100	DBS Group Holdings Ltd	44,236,792

3,641,100	Frasers Logistics & Industrial Trust (REIT)	3,251,137

740,800	Hi-P International Ltd	579,313

961,700	Lendlease Global Commercial (REIT)	597,504

1,041,532	Mapletree Commercial Trust (REIT)	1,578,650

3,611,400	Mapletree Greater China Commercial Trust (REIT)	2,867,585

2,197,900	Mapletree Industrial Trust (REIT)	4,241,469

1,731,700	Mapletree Logistics Trust (REIT)	2,308,266

2,020,700	Singapore Exchange Ltd	12,477,960

Shares	Description	Value ($)

	Singapore — continued

1,352,100	Singapore Technologies Engineering Ltd	4,095,789

775,100	United Overseas Bank Ltd	13,834,401

622,800	Venture Corp Ltd	7,506,181

871,900	Wilmar International Ltd	2,516,659

11,087,700	Yangzijiang Shipbuilding Holdings Ltd	7,693,012

81,474	Yanlord Land Group Ltd	68,717

	Total Singapore	125,427,701

	Spain — 5.8%

358,709	Aena SME SA	57,776,292

284,666	Cia de Distribucion Integral Logista Holdings SA	5,811,315

392,752	Ebro Foods SA	7,452,400

1,564,963	Endesa SA	40,269,636

4,701,857	Iberdrola SA	53,827,754

163,653	Industria de Diseno Textil SA	5,105,802

3,254,591	Mapfre SA	7,320,597

115,077	Mediaset Espana Comunicacion SA	581,551

	Total Spain	178,145,347

	Sweden — 4.0%

52,282	Atlas Copco AB – B Shares	1,620,235

400,182	Betsson AB *	2,050,587

24,793	JM AB	682,153

234,575	Resurs Holding AB	1,269,752

745,223	Swedish Match AB	43,725,591

4,585,090	Volvo AB – B Shares	71,970,524

	Total Sweden	121,318,842

	Switzerland — 5.8%

51,443	Ascom Holding AG (Registered)	455,746

6,092	Autoneum Holding AG	598,044

1,561	Banque Cantonale Vaudoise (Registered)	1,260,800

8,426	Kardex AG (Registered)	1,331,938

4,787	Komax Holding AG (Registered)	919,264

217,829	Nestle SA (Registered)	22,415,854

324,191	Novartis AG (Registered)	27,271,992

41,267	Roche Holding AG	13,109,831

317,655	Roche Holding AG – Genusschein	102,136,766

53,724	Vontobel Holding AG (Registered)	3,560,241

71,987	Wizz Air Holdings Plc *	3,203,248

4,556	Zehnder Group AG	213,393

	Total Switzerland	176,477,117

	United Kingdom — 18.8%

2,938,460	3i Group Plc	38,679,476

239,906	Ashtead Group Plc	7,521,416

241,908	Avast Plc	1,233,212

163,987	AVEVA Group Plc	9,328,669

89,193	BAE Systems Plc	705,524

3,519,919	Barratt Developments Plc	34,747,157

See accompanying notes to the financial statements.	31

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	United Kingdom — continued

226,610	Bellway Plc	10,967,135

304,772	Berkeley Group Holdings Plc (The)	18,795,597

1,253,764	British American Tobacco Plc	49,572,886

691,200	British American Tobacco Plc Sponsored ADR	27,509,760

307,297	Coca-Cola HBC AG	9,799,817

30,379	Dart Group Plc	486,536

27,699	Diageo Plc Sponsored ADR	3,930,765

529,643	Dunelm Group Plc	7,561,039

1,400,478	Electrocomponents Plc	10,990,443

2,408,728	Ferrexpo Plc	4,029,689

6,544,890	Firstgroup Plc *	9,944,383

267,268	Galliford Try Holdings Plc	537,231

8,169	Games Workshop Group Plc	668,945

3,771,204	GlaxoSmithKline Plc	76,100,512

72,415	Grafton Group Plc	806,210

128,120	Greggs Plc	3,452,500

117,113	Halfords Group Plc	225,064

77,768	Halma Plc	1,954,375

80,495	Howden Joinery Group Plc	665,747

293,313	Hunting Plc	1,216,334

1,426,657	IG Group Holdings Plc	12,446,017

861,333	Inchcape Plc	6,438,403

144,308	Intermediate Capital Group Plc	2,984,454

8,022,465	International Consolidated Airlines Group SA	49,166,694

1,363,643	JD Sports Fashion Plc	13,044,857

19,708	Jupiter Fund Management Plc	77,078

4,987,575	Legal & General Group Plc	16,897,273

355,258	National Express Group Plc	1,937,343

419,414	Next Plc	33,056,597

99,942	Pagegroup Plc	521,706

1,640,107	Persimmon Plc	60,637,814

182,145	Pets at Home Group Plc	608,968

58,120	Phoenix Group Holdings Plc	521,891

772,694	Plus500 Ltd	9,504,715

578,240	QinetiQ Group Plc	2,588,143

61,685	Savills Plc	863,080

64,700	Smith & Nephew Plc Sponsored ADR	2,916,676

131,083	Softcat Plc	1,793,750

151,816	Spectris Plc	5,354,303

781,973	Spirent Communications Plc	2,109,792

1,696,827	Tate & Lyle Plc	15,472,487

312,317	Vesuvius Plc	1,713,881

26,832	Vistry Group Plc	444,037

	Total United Kingdom	572,530,381

	TOTAL COMMON STOCKS (COST $3,059,523,042)	2,909,888,786

Shares	Description	Value ($)

	PREFERRED STOCKS (b) — 0.0%

	Germany — 0.0%

62,166	Schaeffler AG	566,716

	TOTAL PREFERRED STOCKS (COST $631,373)	566,716

	SHORT-TERM INVESTMENTS — 3.7%

	Money Market Funds — 0.9%

27,522,670	State Street Institutional Treasury Money Market Fund – Premier Class, 1.50% (c)	27,522,670

	Total Money Market Funds	27,522,670

	U.S. Government — 2.8%

44,000,000	U.S. Treasury Bill, 1.10%, due 08/13/20 (d)	43,780,012

42,500,000	U.S. Treasury Bill, 1.32%, due 04/23/20 (d)	42,417,417

	Total U.S. Government	86,197,429

	TOTAL SHORT-TERM INVESTMENTS (COST $113,621,580)	113,720,099

	TOTAL INVESTMENTS — 99.2% (Cost $3,173,775,995)	3,024,175,601

	Other Assets and Liabilities (net) — 0.8%	23,438,472

	TOTAL NET ASSETS — 100.0%	$3,047,614,073

A summary of outstanding financial instruments at February 29, 2020 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
953	Mini MSCI EAFE	March 2020	$86,532,400	$(8,650,678)

+	Buys - Fund is long the futures contract.

Sales - Fund is short the futures contract.

As of February 29, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

32	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2020

Notes to Schedule of Investments:

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	The rate disclosed is the 7 day net yield as of February 29, 2020.

(d)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 73.

See accompanying notes to the financial statements.	33

GMO Quality Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Focused Equity team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the S&P 500 Index is included for comparative purposes.

Class III shares of GMO Quality Fund returned +10.64% (net) for the fiscal year ended February 29, 2020, as compared with +8.19% for the S&P 500 Index.

Relative to the S&P 500, sector allocation contributed to returns this period. The Information Technology (overweight) and Energy (underweight) allocations made the largest positive impact while Health Care (overweight) and Utilities (underweight) detracted.

Security selection within sectors detracted from relative returns. Selection results in Health Care and Communication Services made the largest positive impact while Information Technology and Financials reduced returns. Sector allocation mattered more than stock selection.

The allocation to non-U.S. stocks added value.

Overweight positions in Taiwan Semiconductor, Microsoft, and Apple were significant single-stock contributors. Positions in 3M, Cognizant, and Wells Fargo detracted from returns.

Because some of the securities and instruments held directly or indirectly by the Fund had positive fair value adjustments at the beginning or end of the fiscal year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

34

GMO Quality Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Quality Fund Class III Shares and the S&P 500 Index

As of February 29, 2020

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 29, 2020. All information is unaudited. Performance for classes may vary due to different fees.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

35

GMO Quality Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	97.9%
Debt Obligations	1.3
Mutual Funds	0.3
Short-Term Investments	0.1
Other	0.4

100.0%

Country/Region Summary¤	% of Investments
United States	84.3%
Switzerland	5.8
United Kingdom	4.3
Taiwan	3.0
Germany	2.6

100.0%

Industry Group Summary	% of Equity Investments#
Software & Services	19.5%
Health Care Equipment & Services	14.8
Pharmaceuticals, Biotechnology & Life Sciences	13.1
Media & Entertainment	8.3
Food, Beverage & Tobacco	7.8
Technology Hardware & Equipment	6.8
Capital Goods	6.2
Banks	6.1
Semiconductors & Semiconductor Equipment	5.7
Household & Personal Products	3.3
Retailing	3.1
Diversified Financials	2.4
Consumer Services	1.0
Food & Staples Retailing	1.0
Transportation	0.9

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

36

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	COMMON STOCKS — 97.9%

	Banks — 5.9%

3,959,241	US Bancorp	183,867,151

4,634,337	Wells Fargo & Co.	189,312,667

	Total Banks	373,179,818

	Capital Goods — 6.1%

1,144,211	3M Co.	170,762,049

515,894	Honeywell International, Inc.	83,662,530

583,441	Knorr-Bremse AG	59,642,823

506,844	United Technologies Corp.	66,188,758

	Total Capital Goods	380,256,160

	Consumer Services — 1.0%

2,749,551	Compass Group Plc	60,579,288

	Diversified Financials — 2.4%

1,349,671	American Express Co.	148,369,333

	Food & Staples Retailing — 0.9%

210,202	Costco Wholesale Corp.	59,096,190

	Food, Beverage & Tobacco — 7.7%

3,807,642	Coca-Cola Co. (The)	203,670,771

1,115,293	Nestle SA (Registered)	114,770,050

1,994,278	Philip Morris International, Inc.	163,271,540

	Total Food, Beverage & Tobacco	481,712,361

	Health Care Equipment & Services — 14.5%

1,165,756	Abbott Laboratories	89,798,185

291,591	Alcon, Inc. *	17,831,193

649,892	Anthem, Inc.	167,080,734

268,167	Becton Dickinson and Co.	63,775,476

239,998	Humana, Inc.	76,722,561

2,149,848	Medtronic Plc	216,425,198

195,200	Quest Diagnostics, Inc.	20,702,912

1,022,062	UnitedHealth Group, Inc.	260,584,927

	Total Health Care Equipment & Services	912,921,186

	Household & Personal Products — 3.3%

1,102,359	Reckitt Benckiser Group Plc	81,456,435

2,313,323	Unilever Plc	124,363,950

	Total Household & Personal Products	205,820,385

	Media & Entertainment — 8.1%

148,506	Alphabet, Inc. – Class A *	198,886,661

114,788	Alphabet, Inc. – Class C *	153,739,012

808,019	Facebook, Inc. – Class A *	155,519,417

	Total Media & Entertainment	508,145,090

Shares / Par Value†	Description	Value ($)

	Pharmaceuticals, Biotechnology & Life Sciences — 12.8%

1,194,596	Eli Lilly & Co.	150,674,393

1,760,613	Johnson & Johnson	236,767,236

2,437,127	Merck & Co., Inc.	186,586,443

721,370	Roche Holding AG – Genusschein	231,944,718

	Total Pharmaceuticals, Biotechnology & Life Sciences	805,972,790

	Retailing — 3.0%

26,197	Booking Holdings, Inc. *	44,421,205

2,447,729	TJX Cos, Inc. (The)	146,374,194

	Total Retailing	190,795,399

	Semiconductors & Semiconductor Equipment — 5.6%

18,405,790	Taiwan Semiconductor Manufacturing Co Ltd	189,759,931

1,437,781	Texas Instruments, Inc.	164,108,323

	Total Semiconductors & Semiconductor Equipment	353,868,254

	Software & Services — 19.1%

1,024,922	Accenture Plc – Class A	185,090,664

2,109,312	Cognizant Technology Solutions Corp. – Class A	128,520,380

2,575,837	Microsoft Corp.	417,311,352

5,586,250	Oracle Corp.	276,295,925

815,173	SAP SE	101,768,193

507,142	Visa, Inc. – Class A	92,178,130

	Total Software & Services	1,201,164,644

	Technology Hardware & Equipment — 6.7%

1,143,525	Apple, Inc.	312,593,994

2,682,316	Cisco Systems, Inc.	107,104,878

	Total Technology Hardware & Equipment	419,698,872

	Transportation — 0.8%

1,375,528	Lyft, Inc. – Class A*	52,435,127

	TOTAL COMMON STOCKS (COST $4,180,992,367)	6,154,014,897

	DEBT OBLIGATIONS — 1.3%

	U.S. Government — 1.3%

28,000,000	U.S. Treasury Note, 1.63%, due 11/30/20	28,095,156

25,000,000	U.S. Treasury Note, 1.38%, due 01/31/21	25,060,547

30,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.12%, 1.63%, due 01/31/21	30,018,716

	Total U.S. Government	83,174,419

	TOTAL DEBT OBLIGATIONS (COST $82,923,772)	83,174,419

See accompanying notes to the financial statements.	37

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	MUTUAL FUNDS — 0.3%

	Affiliated Issuers — 0.3%

3,141,064	GMO U.S. Treasury Fund	15,768,140

	TOTAL MUTUAL FUNDS (COST $15,705,282)	15,768,140

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

4,862,490	State Street Institutional Treasury Money Market Fund – Premier Class, 1.50% (a)	4,862,490

	TOTAL SHORT-TERM INVESTMENTS (COST $4,862,490)	4,862,490

	TOTAL INVESTMENTS — 99.6% (Cost $4,284,483,911)	6,257,819,946

	Other Assets and Liabilities (net) — 0.4%	25,048,742

	TOTAL NET ASSETS — 100.0%	$6,282,868,688

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of February 29, 2020.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 73.

38	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO Resources Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Focused Equity Team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI ACWI Commodity Producers Index is included for comparative purposes.

Class III shares of GMO Resources Fund returned -8.14% (net) for the fiscal year ended February 29, 2020, as compared with -20.24% for the MSCI ACWI Commodity Producers Index.

The Fund’s underweight to Energy provided positive allocation and selection impacts, resulting in a positive net impact. Both clean energy and fossil fuels contributed to performance. SolarEdge Technology Inc. and Renewable Energy Group Inc. were among the largest contributors.

The Fund’s overweight to industrial metals provided positive allocation and muted, yet positive, selection impacts. In particular, the diversified metals & mining exposure contributed, as Norilsk Nickel was among the largest contributors.

The Fund’s overweight to agriculture provided positive allocation and negative selection impacts, resulting in a slightly positive net impact. The Fund’s farming exposure contributed, while agricultural productivity detracted. The Mosaic Company was among the largest detractors.

Because some of the securities and instruments held directly or indirectly by the Fund had positive fair value adjustments at the beginning or end of the fiscal year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

40

GMO Resources Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Resources Fund Class III Shares and the MSCI ACWI Commodity Producers

As of February 29, 2020

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Each performance figure assumes a purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of .30% on the purchase and .30% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. All information is unaudited. Performance for classes may vary due to different fees.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

41

GMO Resources Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	89.3%
Preferred Stocks	8.6
Short-Term Investments	2.8
Mutual Funds	0.4
Rights/Warrants	0.0 ^
Other	(1.1)

100.0%

Country/Region Summary¤	% of Investments
United States	25.8%
Russia	14.8
United Kingdom	11.6
Brazil	5.5
Other Emerging	4.4 †
China	3.6
Japan	3.6
France	3.2
Norway	3.2
Chile	3.0
Mexico	2.9
Canada	2.7
Australia	2.4
Israel	2.2
Thailand	1.9
Other Developed	1.9 ‡
India	1.8
Denmark	1.7
Sweden	1.4
Spain	1.2
Argentina	1.2

100.0%

Industry Group Summary	% of Equity Investments#
Industrial Metals	41.8%
Energy	39.1
Agriculture	15.0
Water	3.8
Clean Energy	0.3

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

42

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	COMMON STOCKS — 89.3%

	Argentina — 1.2%

937,754	Adecoagro SA *	6,132,911

	Australia — 2.4%

1,927,203	Jupiter Mines Ltd	304,216

281,295	Mineral Resources Ltd (a)	3,072,344

946,257	Sandfire Resources NL	2,658,911

3,323,101	South32 Ltd	4,722,597

589,067	Tassal Group Ltd	1,488,929

	Total Australia	12,246,997

	Austria — 0.7%

92,797	OMV AG	3,886,524

	Brazil — 0.9%

824,857	Sao Martinho SA	4,886,170

	Canada — 2.6%

200,900	Canadian Solar Inc * (a)	4,098,360

104,600	Enerflex Ltd	576,674

175,500	Frontera Energy Corp	992,397

7,744,100	Largo Resources Ltd * (a)	5,192,542

528,300	Peyto Exploration & Development Corp (a)	865,904

408,500	Seven Generations Energy Ltd – Class A *	1,679,955

	Total Canada	13,405,832

	China — 3.5%

2,150,000	China Everbright International Ltd	1,455,458

9,894,500	China Petroleum & Chemical Corp – Class A	6,583,463

1,678,000	China Water Affairs Group Ltd	1,347,730

3,748,000	CNOOC Ltd	5,213,885

3,080,783	Inner Mongolia Eerduosi Resources Co Ltd – Class A	3,488,780

	Total China	18,089,316

	Colombia — 0.8%

4,545,997	Ecopetrol SA	4,010,946

	Denmark — 1.7%

10,425	Maersk Drilling A/S *	461,629

84,628	Vestas Wind Systems A/S	8,164,933

	Total Denmark	8,626,562

	Finland — 0.1%

52,293	Kemira Oyj	665,815

	France — 3.2%

24,854	Eramet (a)	821,169

297,258	Suez	4,720,099

Shares	Description	Value ($)

	France — continued

50,100	TOTAL SA	2,165,439

222,502	Veolia Environnement SA	6,410,494

48,070	Vilmorin & Cie SA	2,138,514

	Total France	16,255,715

	Germany — 0.3%

216,062	K+S AG (Registered) (a)	1,788,964

	Hungary — 0.6%

389,925	MOL Hungarian Oil & Gas Plc	3,022,207

	India — 1.8%

2,531,881	Oil & Natural Gas Corp Ltd	3,255,087

786,286	Oil India Ltd	1,184,738

2,940,747	Vedanta Ltd	4,686,686

	Total India	9,126,511

	Israel — 2.2%

45,198	Equital Ltd *	1,092,290

1,797,699	Israel Chemicals Ltd	6,538,935

25,244	Israel Corp Ltd (The) *	3,495,137

	Total Israel	11,126,362

	Japan — 3.5%

93,200	Ebara Corp	2,194,657

329,400	Hitachi Zosen Corp	1,146,048

40,000	Japan Petroleum Exploration Co Ltd	871,058

178,500	Kubota Corp	2,502,883

48,300	Kurita Water Industries Ltd	1,245,733

245,500	Mitsubishi Materials Corp	5,569,416

41,500	Nittetsu Mining Co Ltd	1,469,493

75,300	Sumitomo Metal Mining Co Ltd	1,854,839

96,400	Takuma Co Ltd	1,048,074

	Total Japan	17,902,201

	Mexico — 2.8%

6,187,900	Grupo Mexico SAB de CV	14,621,716

	Norway — 3.2%

631,786	Austevoll Seafood ASA	5,606,776

113,362	Borregaard ASA	1,203,874

23,824	BW Energy Ltd *	43,118

116,753	BW Offshore Ltd *	463,760

1,585,270	DNO ASA (a)	1,140,247

314,100	Equinor ASA	4,837,856

111,753	Grieg Seafood ASA	1,427,315

28,566	TGS NOPEC Geophysical Co ASA	666,557

23,518	Yara International ASA	863,451

	Total Norway	16,252,954

See accompanying notes to the financial statements.	43

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	Pakistan — 0.4%

1,572,000	Fauji Fertilizer Co Ltd	1,049,222

1,396,600	Oil & Gas Development Co Ltd	1,064,603

	Total Pakistan	2,113,825

	Poland — 0.4%

2,578,081	Polskie Gornictwo Naftowe i Gazownictwo SA	2,097,053

	Russia — 13.3%

1,636,830	Gazprom Neft PJSC	9,848,472

699,380	Gazprom PJSC	2,155,312

172,933	LUKOIL PJSC Sponsored ADR	14,916,923

479,544	MMC Norilsk Nickel PJSC ADR	14,499,896

92,799	Novatek PJSC Sponsered GDR (Registered)	13,539,962

504,304	PhosAgro PJSC GDR (Registered)	5,609,326

575,419	Ros Agro Plc GDR (Registered)	5,262,149

411,269	Rosneft Oil Co PJSC GDR (Registered)	2,518,613

	Total Russia	68,350,653

	Singapore — 0.0%

2,725,600	Ezra Holdings Ltd * (b)	—

	South Africa — 0.9%

136,592	African Rainbow Minerals Ltd	1,230,850

1,597,160	Sibanye Stillwater Ltd *	3,221,963

	Total South Africa	4,452,813

	South Korea — 0.1%

1,358	Young Poong Corp *	664,536

	Spain — 1.2%

548,254	Repsol SA	6,195,448

	Sweden — 1.4%

342,314	Boliden AB	7,189,006

	Switzerland — 0.6%

2,094	Gurit Holding AG *	3,119,749

	Thailand — 1.9%

1,178,464	PTT Exploration & Production Pcl (Foreign Registered)	4,020,966

4,509,610	PTT Pcl (Foreign Registered)	5,653,476

	Total Thailand	9,674,442

	Turkey — 0.6%

1,642,447	Koza Anadolu Metal Madencilik Isletmeleri AS *	2,986,987

	Ukraine — 0.6%

267,341	Kernel Holding SA *	2,950,647

Shares	Description	Value ($)

	United Kingdom — 11.4%

425,096	Anglo American Plc	10,001,426

516,009	BHP Group Plc	9,430,495

511,256	BP Plc	2,656,285

339,132	Central Asia Metals Plc	821,218

1,577,470	Diversified Gas & Oil Plc	1,621,287

2,565,559	EnQuest Plc *	689,435

2,074,149	Ferrexpo Plc	3,469,954

5,641,938	Glencore Plc *	14,241,094

231,196	KAZ Minerals Plc	1,237,659

196,203	Petrofac Ltd	818,467

119,080	Polypipe Group Plc	827,875

695,442	Premier Oil Plc *	708,264

208,833	Rio Tinto Plc	9,831,775

90,720	Royal Dutch Shell Plc – A Shares	1,958,326

	Total United Kingdom	58,313,560

	United States — 25.0%

73,900	AGCO Corp.	4,465,777

189,800	Albemarle Corp. (a)	15,535,130

49,000	Bonanza Creek Energy, Inc. *	798,210

367,000	Centennial Resource Development Inc/DE – Class A *	869,790

275,300	CNX Resources Corp. *	1,461,843

1,333,108	Denbury Resources, Inc. * (a)	1,003,030

81,200	First Solar, Inc. * (a)	3,716,524

2,495,371	Freeport-McMoRan, Inc.	24,853,895

164,624	GrafTech International Ltd.	1,343,332

342,600	Gulfport Energy Corp. * (a)	280,795

622,800	Laredo Petroleum, Inc. *	672,624

510,900	Livent Corp. * (a)	4,562,337

214,400	Magnolia Oil & Gas Corp. – Class A * (a)	1,610,144

1,039,182	Mosaic Co. (The)	17,697,269

102,300	ProPetro Holding Corp. *	896,148

959,100	Renewable Energy Group, Inc. *	25,368,195

15,100	REX American Resources Corp. *	1,057,151

21,400	Rexnord Corp.	624,024

109,200	Select Energy Services, Inc. – Class A *	709,800

145,955	SolarEdge Technologies, Inc. * (a)	18,203,508

943,100	Southwestern Energy Co. * (a)	1,339,202

35,500	Talos Energy, Inc. *	504,100

172,300	W&T Offshore, Inc. *	447,980

	Total United States	128,020,808

	TOTAL COMMON STOCKS (COST $475,379,937)	458,177,230

44	See accompanying notes to the financial statements.

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares / Par Value†	Description	Value ($)

	PREFERRED STOCKS (c) — 8.6%

	Brazil — 4.5%

3,062,599	Bradespar SA	22,867,278

	Chile — 2.9%

551,112	Sociedad Quimica y Minera de Chile SA Sponsored ADR	15,089,446

	Russia — 1.2%

55,697	Bashneft PJSC	1,398,795

5,091,084	Surgutneftegas PJSC	2,500,692

230,971	Tatneft PJSC	2,315,411

	Total Russia	6,214,898

	TOTAL PREFERRED STOCKS (COST $39,687,637)	44,171,622

	RIGHTS/WARRANTS — 0.0%

	Singapore — 0.0%

2,117,812	Ezion Holdings Ltd, Expires 04/16/23 * (b)	—

	TOTAL RIGHTS/WARRANTS (COST $0)	—

	MUTUAL FUNDS — 0.4%

	United States — 0.4%

	Affiliated Issuers — 0.4%

365,112	GMO U.S. Treasury Fund (d)	1,832,863

	TOTAL MUTUAL FUNDS (COST $1,825,561)	1,832,863

	SHORT-TERM INVESTMENTS — 2.8%

	Money Market Funds — 1.8%

9,208,215	State Street Institutional Treasury Money Market Fund – Premier Class,1.50% (e)	9,208,215

	U.S. Government — 1.0%

5,000,000	U.S. Treasury Bill, 1.10%, due 08/13/20 (f)	4,975,002

	TOTAL SHORT-TERM INVESTMENTS (COST $14,173,611)	14,183,217

	TOTAL INVESTMENTS — 101.1% (Cost $531,066,746)	518,364,932

	Other Assets and Liabilities (net) — (1.1%)	(5,529,378)

	TOTAL NET ASSETS — 100.0%	$512,835,554

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(d)	All or a portion of this security is purchased with collateral from securities loaned (Note 2).

(e)	The rate disclosed is the 7 day net yield as of February 29, 2020.

(f)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 73.

See accompanying notes to the financial statements.	45

GMO Risk Premium Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Global Equity team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the CBOE S&P 500 PutWrite Index is included for comparative purposes.

Class III shares of GMO Risk Premium Fund returned -0.37% (net) for the fiscal year ended February 29, 2020, as compared with -0.22% for the CBOE S&P 500 PutWrite Index.

Because the Fund gains its investment exposure by writing (selling) options on equity indices, the Fund typically benefits (relative to equity markets) in a sharply or modestly declining market, a trending market, or a modestly climbing market. In line with these scenarios, the Fund delivered its strongest relative performance in May 2019 and February 2020, months in which broader equity markets (as measured by the MSCI World Index) were down sharply.

The Fund’s strategy of actively allocating across global equity markets produced mixed results in the period. The Fund’s exposure during the fiscal year was mainly to the S&P 500, EURO STOXX, and FTSE 100. Positions in the EURO STOXX made the largest positive contributions to relative performance toward the middle of the period and FTSE 100 positions detracted late in calendar 2019.

Because some of the securities and instruments held directly or indirectly by the Fund had positive fair value adjustments at the beginning or end of the fiscal year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

46

GMO Risk Premium Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Risk Premium Fund Class III Shares, the CBOE S&P 500 PutWrite Index and
the MSCI World Index

As of February 29, 2020

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not includethe effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 29, 2020. All information is unaudited. Performance for classes may vary due to different fees.

*

For the period from November 15, 2012 to December 14, 2012, no Class III shares were outstanding. Performance for that period is that of Class VI, which has lower expenses. Therefore, the performance shown is higher than it would have been if Class III expenses had been applied throughout.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

47

GMO Risk Premium Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Debt Obligations	55.7%
Short-Term Investments	2.5
Written Options	(11.0)
Other	52.8

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

48

GMO Risk Premium Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2020

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 55.7%

	U.S. Government — 55.7%

20,300,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 1.55%, due 07/31/20 (a)	20,301,222

	TOTAL DEBT OBLIGATIONS (COST $20,299,827)	20,301,222

	SHORT-TERM INVESTMENTS — 2.5%

	Money Market Funds — 1.3%

477,205	State Street Institutional Treasury Money Market Fund-Premier Class, 1.50% (b)	477,205

	U.S. Government — 1.2%

450,000	U.S. Treasury Bill, 1.10%, due 08/13/20 (c)	447,750

	TOTAL SHORT-TERM INVESTMENTS (COST $924,090)	924,955

	TOTAL INVESTMENTS — 58.2% (Cost $21,223,917)	21,226,177

	Other Assets and Liabilities (net) — 41.8%	15,243,660

	TOTAL NET ASSETS — 100.0%	$36,469,837

A summary of outstanding financial instruments at February 29, 2020 is as follows:

Written Options — Puts

Index Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
S&P 500 Index	2,950.00	03/20/20	30	USD	(8,862,660)	(324,000)
S&P 500 Index	3,340.00	03/20/20	100	USD	(29,542,200)	(3,700,000)

		TOTAL WRITTEN INDEX OPTIONS – PUTS (Premiums $2,046,755)				$(4,024,000)

As of February 29, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	The rate disclosed is the 7 day net yield as of February 29, 2020.

(c)	The rate shown represents yield-to-maturity.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 73.

See accompanying notes to the financial statements.	49

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team and the Global Equity team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO Tax-Managed International Equities Fund returned +2.31% (net) for the fiscal year ended February 29, 2020, as compared with -0.57% for the MSCI EAFE Index.

The Fund added value primarily from stock selection decisions, with additional contributions from sector allocation. Stock selection was strong despite valuation headwinds, the magnitude of the headwind is illustrated by the 12% underperformance of the MSCI EAFE Value Index when compared to the MSCI EAFE Growth Index for the year ended February 29, 2020. Outperformance of the portfolio was underpinned by a range of models including growth- and quality-oriented signals.

Areas of notable positive stock selection included the U.K., Italy, Consumer Staples, Utilities, and Energy. The breadth of this strength was reflected in the portfolio’s top contributors, which included overweight positioning in Enel SpA (Italy Utilities), Itochu Corporation (Japan Industrials), and Persimmon Plc (U.K. Consumer Discretionary). The Energy sector was also a notable area of added value from a mix of stock selection, including overweight positioning in Gazprom PJSC (Russia), and underweight positioning toward the sector as a whole.

Because some of the securities and instruments held directly or indirectly by the Fund had positive fair value adjustments at the beginning or end of the fiscal year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

50

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Tax-Managed International Equities Fund Class III Shares, the MSCI EAFE Index (After Tax) and the MSCI EAFE Index

As of February 29, 2020

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 29, 2020. All information is unaudited.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

51

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	97.9%
Short-Term Investments	1.2
Mutual Funds	1.0
Preferred Stocks	0.1
Futures Contracts	0.0 ^
Other	(0.2)

100.0%

Country/Region Summary¤	% of Investments
Japan	20.7%
United Kingdom	15.0
France	9.6
Netherlands	7.0
Spain	6.2
Switzerland	5.8
Germany	5.1
Italy	4.9
Australia	3.5
Sweden	2.6
Portugal	2.6
China	2.2
Other Emerging	2.2 †
Singapore	2.0
South Korea	1.9
Brazil	1.9
Hong Kong	1.8
Other Developed	1.8 ‡
Taiwan	1.2
Ireland	1.0
United States	1.0

100.0%

Industry Group Summary	% of Equity Investments#
Pharmaceuticals, Biotechnology & Life Sciences	11.7%
Capital Goods	8.7
Utilities	8.0
Food, Beverage & Tobacco	7.4
Consumer Durables & Apparel	7.0
Materials	6.9
Banks	5.7
Telecommunication Services	4.9
Diversified Financials	4.5
Technology Hardware & Equipment	4.3
Insurance	4.2
Automobiles & Components	3.4
Software & Services	3.2
Transportation	2.9
Semiconductors & Semiconductor Equipment	2.8
Household & Personal Products	2.8
Commercial & Professional Services	2.7
Health Care Equipment & Services	2.2
Retailing	2.1
Real Estate	1.6
Food & Staples Retailing	1.4
Energy	1.3
Consumer Services	0.2
Media & Entertainment	0.1

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

52

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	COMMON STOCKS — 97.9%

	Australia — 3.5%

18,037	Accent Group Ltd	19,561

8,938	Adairs Ltd	14,222

27,727	Australian Pharmaceutical Industries Ltd	21,732

1,660	Caltex Australia Ltd	35,699

92,957	Fortescue Metals Group Ltd	620,894

2,986	IDP Education Ltd	42,240

205	Macquarie Group Ltd	18,227

6,929	Mirvac Group (REIT)	13,783

8,093	Rio Tinto Ltd	465,063

4,335	Super Retail Group Ltd	23,192

	Total Australia	1,274,613

	Austria — 0.1%

773	Vienna Insurance Group AG Wiener Versicherung Gruppe	18,800

	Belgium — 0.2%

1,593	AGFA-Gevaert NV *	7,093

736	UCB SA	68,143

	Total Belgium	75,236

	Brazil — 1.8%

33,000	Banco do Brasil SA	345,799

55,500	JBS SA	281,726

1,500	Mahle-Metal Leve SA	9,040

5,600	MRV Engenharia e Participacoes SA	24,407

	Total Brazil	660,972

	China — 2.2%

20,000	Agile Group Holdings Ltd	28,595

13,000	BAIC Motor Corp Ltd – Class H	6,467

334,000	Bank of China Ltd – Class H	133,480

50,000	China CITIC Bank Corp Ltd – Class H	26,196

90,000	China Lesso Group Holdings Ltd	137,369

31,000	China Railway Construction Corp Ltd – Class H	35,865

74,000	China SCE Group Holdings Ltd	40,977

9,000	China Shineway Pharmaceutical Group Ltd	7,887

42,400	Guangzhou R&F Properties Co Ltd – Class H	66,851

10,000	Huabao International Holdings Ltd	3,982

8,000	Kingboard Holdings Ltd	21,440

37,800	Shanghai Pharmaceuticals Holding Co Ltd – Class H	69,819

44,500	Shimao Property Holdings Ltd	163,106

14,000	Times China Holdings Ltd	26,658

13,000	Weichai Power Co Ltd – Class H	26,083

	Total China	794,775

	Denmark — 0.1%

2,720	Scandinavian Tobacco Group A/S	34,957

Shares	Description	Value ($)

	France — 9.6%

751	Alten SA	84,107

224	BNP Paribas SA	10,873

1,002	Dassault Systemes SE	158,981

563	Gaztransport Et Technigaz SA	50,425

96	Hermes International	67,718

705	Kaufman & Broad SA	28,493

3,572	L’Oreal SA	960,098

241	LVMH Moet Hennessy Louis Vuitton SE	100,577

26,909	Peugeot SA	521,471

1,207	Quadient	26,074

3,000	Safran SA	415,285

11,213	Sanofi	1,045,789

100	Sanofi ADR	4,625

	Total France	3,474,516

	Germany — 5.0%

770	adidas AG	216,792

3,452	Allianz SE (Registered)	752,018

2,043	Bayer AG (Registered)	148,579

205	Bechtle AG	27,283

508	Carl Zeiss Meditec AG	54,043

5,627	CECONOMY AG *	27,135

5,402	Deutsche Pfandbriefbank AG	76,678

5,370	Dialog Semiconductor Plc *	185,254

160	Eckert & Ziegler Strahlen- und Medizintechnik AG	27,209

806	Elmos Semiconductor AG	19,095

371	Hannover Rueck SE	67,176

294	Merck KGaA	35,775

100	Siemens AG (Registered)	10,287

456	Siltronic AG	43,308

459	Talanx AG	20,503

679	Volkswagen AG	115,336

	Total Germany	1,826,471

	Hong Kong — 1.8%

11,200	Dah Sing Banking Group Ltd	13,978

485,000	WH Group Ltd	508,964

18,000	Wheelock & Co Ltd	138,306

	Total Hong Kong	661,248

	Hungary — 0.2%

12,105	Magyar Telekom Telecommunications Plc	15,776

1,137	MOL Hungarian Oil & Gas Plc	8,813

2,515	Richter Gedeon Nyrt	51,227

	Total Hungary	75,816

	India — 0.4%

27,323	Power Finance Corp Ltd	41,767

2,716	Rajesh Exports Ltd	24,963

See accompanying notes to the financial statements.	53

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	India — continued

51,151	REC Ltd	84,401

	Total India	151,131

	Ireland — 1.0%

4,560	CRH Plc Sponsored ADR	154,493

122	Flutter Entertainment Plc	13,126

6,190	Smurfit Kappa Group Plc	208,540

	Total Ireland	376,159

	Italy — 4.9%

11,005	Arnoldo Mondadori Editore SPA *	18,882

3,748	Assicurazioni Generali SPA	67,656

495	ASTM SPA	12,309

5,207	Banca Mediolanum SPA	42,557

114,068	Enel SPA	957,394

9,278	EXOR NV	662,619

883	Leonardo SPA	9,056

	Total Italy	1,770,473

	Japan — 20.7%

500	Adastria Co Ltd	8,077

900	Arakawa Chemical Industries Ltd	10,658

19,700	Asahi Kasei Corp	161,342

50,900	Astellas Pharma Inc	797,766

3,900	Bandai Namco Holdings Inc	195,315

8,600	Brother Industries Ltd	152,332

100	Disco Corp	20,274

1,100	Fuji Electric Co Ltd	30,169

6,400	FUJIFILM Holdings Corp	310,799

4,300	Fujitsu Ltd	448,388

500	Fujiya Co Ltd	8,864

1,000	Furuno Electric Co Ltd	8,434

11,300	Haseko Corp	145,633

200	Hitachi High-Tech Corp	14,855

20,100	Hitachi Ltd	671,259

1,000	Hokuetsu Industries Co Ltd	10,257

8,300	Honda Motor Co Ltd	212,932

21,900	ITOCHU Corp	496,284

400	Itochu Techno-Solutions Corp	11,204

2,400	Kajima Corp	25,722

1,400	Kamei Corp	12,617

30,400	KDDI Corp	858,908

300	Makino Milling Machine Co Ltd	10,089

59,300	Mitsubishi Chemical Holdings Corp	396,443

6,100	NEC Corp	229,010

2,200	NET One Systems Co Ltd	45,994

1,000	Nichias Corp	20,522

36,200	Nippon Telegraph & Telephone Corp	844,538

500	Nomura Research Institute Ltd	10,977

300	NS Solutions Corp	8,399

Shares	Description	Value ($)

	Japan — continued

6,100	Obayashi Corp	61,537

500	Rohto Pharmaceutical Co Ltd	14,240

1,100	Shimizu Corp	10,002

1,600	Shionogi & Co Ltd	86,128

1,100	Showa Corp	23,514

64,500	Sojitz Corp	186,938

1,700	SUMCO Corp	25,741

27,100	Sumitomo Chemical Co Ltd	98,752

3,100	Teijin Ltd	50,833

2,200	Tokyo Electron Ltd	459,605

13,400	Tosoh Corp	181,344

3,600	Toyota Tsusho Corp	108,181

	Total Japan	7,484,876

	Malta — 0.0%

1,718,063	BGP Holdings Plc * (a)	—

	Mexico — 0.0%

6,300	ALEATICA SAB de CV	9,154

	Netherlands — 7.0%

3,499	ASR Nederland NV	117,749

258	BE Semiconductor Industries NV	10,034

1,363	Heineken Holding NV	121,031

16,519	ING Groep NV	158,183

12,355	Koninklijke Ahold Delhaize NV	288,641

11,314	Koninklijke Philips NV	484,513

3,260	Randstad NV	167,965

12,405	Signify NV	369,625

10,939	Wolters Kluwer NV	800,313

	Total Netherlands	2,518,054

	Norway — 0.7%

2,834	BW LPG Ltd	17,691

3,856	DNB ASA	64,585

568	Gjensidige Forsikring ASA	11,544

1,958	Grieg Seafood ASA	25,008

9,645	Orkla ASA	82,035

35	Salmar ASA	1,582

2,884	SpareBank 1 Nord Norge	22,307

2,652	SpareBank 1 SR-Bank ASA	25,398

	Total Norway	250,150

	Philippines — 0.0%

305	Globe Telecom Inc	10,658

	Poland — 0.2%

807	Asseco Poland SA	12,602

2,613	Polski Koncern Naftowy ORLEN SA	39,472

	Total Poland	52,074

54	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	Portugal — 2.6%

1,570	Altri SGPS SA	8,532

109,426	EDP – Energias de Portugal SA	510,877

15,119	Galp Energia SGPS SA	208,554

10,055	Jeronimo Martins SGPS SA	177,747

2,795	Navigator Co SA (The)	8,637

3,531	NOS SGPS SA	13,946

	Total Portugal	928,293

	Russia — 0.3%

17,157	Gazprom PJSC Sponsored ADR	105,014

72,000	Inter RAO UES PJSC	5,676

557	Novolipetsk Steel PJSC GDR	10,695

	Total Russia	121,385

	Singapore — 2.0%

7,100	AEM Holdings Ltd	11,224

2,500	CapitaLand Ltd	6,405

18,600	DBS Group Holdings Ltd	325,206

6,700	Mapletree Industrial Trust (REIT)	12,930

30,400	Mapletree Logistics Trust (REIT)	40,522

16,000	Singapore Exchange Ltd	98,801

10,400	Singapore Technologies Engineering Ltd	31,504

3,800	United Overseas Bank Ltd	67,824

5,600	Venture Corp Ltd	67,493

7,500	Wilmar International Ltd	21,648

26,400	Yanlord Land Group Ltd	22,266

	Total Singapore	705,823

	South Africa — 0.4%

16,012	Absa Group Ltd	137,793

2,040	Reunert Ltd	7,417

3,263	Sappi Ltd *	6,138

4,338	Telkom SA SOC Ltd	7,380

	Total South Africa	158,728

	South Korea — 1.9%

195	DongKook Pharmaceutical Co Ltd	13,566

9,512	Hana Financial Group Inc	246,328

149	Hyundai Home Shopping Network Corp	9,077

7,216	Industrial Bank of Korea	56,908

9,612	Kia Motors Corp	290,040

293	Sebang Global Battery Co Ltd	7,623

2,044	Shinhan Financial Group Co Ltd	54,666

8	Taekwang Industrial Co Ltd *	5,313

2,099	Woori Financial Group Inc	16,674

	Total South Korea	700,195

	Spain — 6.2%

4,468	Aena SME SA	719,649

2,208	Almirall SA	28,932

Shares	Description	Value ($)

	Spain — continued

699	Cia de Distribucion Integral Logista Holdings SA	14,270

16,890	Endesa SA	434,614

80,992	Iberdrola SA	927,212

2,126	Industria de Diseno Textil SA	66,329

22,739	Mapfre SA	51,147

1,950	Mediaset Espana Comunicacion SA	9,854

	Total Spain	2,252,007

	Sweden — 2.6%

779	Atrium Ljungberg AB – B Shares	15,839

2,177	Axfood AB	40,594

1,647	Bufab AB	18,378

328	JM AB	9,025

1,400	Lindab International AB	16,693

4,486	Swedish Match AB	263,214

2,991	Volvo AB – A Shares	46,826

33,044	Volvo AB – B Shares	518,680

	Total Sweden	929,249

	Switzerland — 5.8%

522	ALSO Holding AG (Registered) *	89,334

379	Galenica AG *	25,627

173	Huber + Suhner AG (Registered)	11,610

2,397	Nestle SA (Registered)	246,665

2,831	Novartis AG (Registered)	238,153

295	Roche Holding AG	93,716

4,188	Roche Holding AG – Genusschein	1,346,583

7	Vetropack Holding AG	18,733

495	Wizz Air Holdings Plc *	22,026

	Total Switzerland	2,092,447

	Taiwan — 1.2%

7,900	Feng TAY Enterprise Co Ltd	43,489

62,000	Inventec Corp	46,456

12,000	Novatek Microelectronics Corp	75,520

1,000	Phison Electronics Corp	10,683

89,000	Pou Chen Corp	98,814

44,000	Radiant Opto-Electronics Corp	139,381

7,000	Ruentex Industries Ltd *	15,412

11,000	Sunplus Technology Co Ltd *	3,895

4,595	TOPBI International Holdings Ltd	11,315

	Total Taiwan	444,965

	Thailand — 0.0%

52,700	AP Thailand Pcl NVDR	10,330

	Turkey — 0.5%

7,481	KOC Holding AS	20,847

2,461	TAV Havalimanlari Holding AS	8,062

67,960	Turkiye Garanti Bankasi AS *	104,039

See accompanying notes to the financial statements.	55

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	Turkey — continued

30,516	Turkiye Is Bankasi – Class C *	28,101

24,133	Turkiye Vakiflar Bankasi TAO – Class D *	20,530

24,612	Yapi ve Kredi Bankasi AS *	9,054

	Total Turkey	190,633

	United Kingdom — 15.0%

46,182	3i Group Plc	607,902

1,907	Ashmore Group Plc	11,519

1,522	Ashtead Group Plc	47,717

1,000	AVEVA Group Plc	56,887

27,858	BAE Systems Plc	220,359

52,176	Barratt Developments Plc	515,059

3,162	Bellway Plc	153,030

4,531	Berkeley Group Holdings Plc (The)	279,431

7,700	British American Tobacco Plc Sponsored ADR	306,460

342	Burberry Group Plc	7,370

1,945	Coca-Cola HBC AG	62,027

1,582	Computacenter Plc	33,538

12,692	Diageo Plc	452,845

4,640	Dunelm Group Plc	66,239

10,293	Electrocomponents Plc	80,776

331	Ferguson Plc	28,840

17,524	Ferrexpo Plc	29,317

173	Games Workshop Group Plc	14,167

8,749	GlaxoSmithKline Plc	176,549

245	Greggs Plc	6,602

16,247	Inchcape Plc	121,445

741	Intermediate Capital Group Plc	15,325

35,437	International Consolidated Airlines Group SA	217,180

3,923	International Personal Finance Plc	7,498

16,768	JD Sports Fashion Plc	160,406

6,108	John Laing Group Plc	26,608

111,776	Legal & General Group Plc	378,683

4,509	Meggitt Plc	31,753

3,284	Morgan Advanced Materials Plc	11,724

1,218	Morgan Sindall Group Plc	27,751

4,354	National Express Group Plc	23,744

2,686	Next Plc	211,700

2,347	OneSavings Bank Plc	12,255

14,107	Persimmon Plc	521,562

2,787	Phoenix Group Holdings Plc	25,026

3,048	Plus500 Ltd	37,493

14,587	QinetiQ Group Plc	65,290

2,200	Smith & Nephew Plc Sponsored ADR	99,176

937	Softcat Plc	12,822

10,383	Spirent Communications Plc	28,014

24,069	Tate & Lyle Plc	219,473

1,700	WPP Plc	16,334

	Total United Kingdom	5,427,896

	TOTAL COMMON STOCKS (COST $29,979,796)	35,482,084

Shares	Description	Value ($)

	PREFERRED STOCKS (b) — 0.1%

	Brazil — 0.0%

2,300	Banco do Estado do Rio Grande do Sul SA – Class B	9,335

	Germany — 0.1%

130	Bayerische Motoren Werke AG	6,741

98	Henkel AG & Co KGaA	9,130

	Total Germany	15,871

	South Korea — 0.0%

28	Samsung Electronics Co Ltd	1,069

	TOTAL PREFERRED STOCKS (COST $31,757)	26,275

	MUTUAL FUNDS — 1.0%

	United States — 1.0%

	Affiliated Issuers — 1.0%

73,445	GMO U.S. Treasury Fund	368,696

	TOTAL MUTUAL FUNDS (COST $367,797)	368,696

	SHORT-TERM INVESTMENTS — 1.2%

	Money Market Funds — 1.2%

424,200	State Street Institutional Treasury Money Market Fund – Premier Class, 1.50% (c)	424,200

	TOTAL SHORT-TERM INVESTMENTS (COST $424,200)	424,200

	TOTAL INVESTMENTS — 100.2% (Cost $30,803,550)	36,301,255

	Other Assets and Liabilities (net) — (0.2%)	(73,664)

	TOTAL NET ASSETS — 100.0%	$36,227,591

A summary of outstanding financial instruments at February 29, 2020 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys 3	Mini MSCI EAFE	March 2020	$272,400	$1,840

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

56	See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2020

As of February 29, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	The rate disclosed is the 7 day net yield as of February 29, 2020.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 73.

See accompanying notes to the financial statements.	57

GMO U.S. Equity Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Global Equity team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO U.S. Equity Fund returned +2.51% (net) for the fiscal year ended February 29, 2020, as compared with +6.90% for the Russell 3000 Index.

Over the period, U.S. underperformance largely came from being overweight where we believed the valuations were quite compelling, while maintaining underweight positions in stocks which performed well despite being relatively expensive. The magnitude of the valuation headwind is illustrated by the 14% underperformance of the Russell 3000 Value Index when compared to the Russell 3000 Growth Index for the year ended February 29, 2020. Despite these headwinds, our approach of looking for a mix of value, quality, attractive fundamental growth, and few red flags from corporate alerts helped performance relative to simple, reported, multiple-driven measures of value.

Stock selection detracted from relative performance, while sector allocation was incrementally additive over the period. Top detractors included underweight positioning in large cap Information Technology names Apple and Microsoft. Overweight positioning in stocks viewed as attractively valued also detracted, including Pfizer (Health Care) and Xilinx (Information Technology). Value added from an underweight allocation toward Energy, including an underweight positioning in Exxon Mobile Corporation, was a performance highlight for the period.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

58

GMO U.S. Equity Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO U.S. Equity Fund Class III Shares and the Russell 3000 Index

As of February 29, 2020

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 29, 2020. All information is unaudited. Performance for classes may vary due to different fees.

For Russell disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

59

GMO U.S. Equity Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	98.7%
Mutual Funds	0.3
Short-Term Investments	0.3
Futures Contracts	0.0 ^
Other	0.7

100.0%

Industry Group Summary	% of Equity Investments#
Pharmaceuticals, Biotechnology & Life Sciences	11.7%
Capital Goods	10.5
Software & Services	9.4
Technology Hardware & Equipment	9.3
Semiconductors & Semiconductor Equipment	8.0
Retailing	6.7
Health Care Equipment & Services	5.6
Food, Beverage & Tobacco	5.4
Consumer Durables & Apparel	4.9
Media & Entertainment	4.6
Diversified Financials	4.3
Household & Personal Products	4.2
Insurance	3.5
Telecommunication Services	2.1
Materials	2.0
Banks	1.9
Commercial & Professional Services	1.6
Automobiles & Components	1.3
Real Estate	1.0
Energy	0.9
Consumer Services	0.7
Utilities	0.2
Food & Staples Retailing	0.2

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

60

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	COMMON STOCKS — 98.7%

	Automobiles & Components — 1.3%

33,000	Aptiv Plc	2,577,631

35,200	BorgWarner, Inc.	1,112,320

32,700	Dana, Inc.	470,226

31,400	Gentex Corp.	838,380

4,800	Standard Motor Products, Inc.	211,200

11,100	Stoneridge, Inc. *	245,310

6,200	Visteon Corp. *	403,248

	Total Automobiles & Components	5,858,315

	Banks — 1.9%

3,519	American National Bankshares, Inc.	108,702

13,600	BankUnited, Inc.	403,920

22,854	Citizens Financial Group, Inc.	724,243

3,744	CNB Financial Corp.	93,862

10,700	Essent Group Ltd.	466,948

1,561	Federal Agricultural Mortgage Corp. – Class C	117,169

48,200	Fifth Third Bancorp	1,176,080

3,200	Financial Institutions, Inc.	86,112

2,723	First Bancorp, Inc.	69,437

5,700	First Defiance Financial Corp.	136,315

8,200	International Bancshares Corp.	279,620

21,200	JPMorgan Chase & Co.	2,461,532

15,761	Popular, Inc.	756,213

38,500	Radian Group, Inc.	817,740

30,967	Regions Financial Corp.	418,674

4,084	Territorial Bancorp, Inc.	103,815

6,000	Walker & Dunlop, Inc.	389,100

	Total Banks	8,609,482

	Capital Goods — 10.4%

14,000	AGCO Corp.	846,020

2,100	Allied Motion Technologies, Inc.	80,934

38,000	Arconic, Inc.	1,115,300

12,300	Atkore International Group, Inc. *	453,993

12,300	BMC Stock Holdings, Inc. *	301,719

43,400	Builders FirstSource, Inc. *	985,614

6,400	Crane Co.	434,880

14,726	Cummins, Inc.	2,227,896

9,800	Curtiss-Wright Corp.	1,175,412

5,700	Douglas Dynamics, Inc.	248,121

29,700	Eaton Corp Plc	2,694,384

6,700	EMCOR Group, Inc.	515,364

20,194	Federal Signal Corp.	585,626

3,300	Gorman-Rupp Co. (The)	105,567

8,200	Griffon Corp.	142,680

11,424	ITT, Inc.	687,154

15,800	L3Harris Technologies, Inc.	3,124,134

16,900	Lockheed Martin Corp.	6,250,803

3,200	Miller Industries, Inc.	95,072

Shares	Description	Value ($)

	Capital Goods — continued

8,396	Moog, Inc. – Class A	647,499

13,000	Mueller Industries, Inc.	363,740

8,700	Northrop Grumman Corp.	2,860,908

11,631	Oshkosh Corp.	839,177

16,100	Owens Corning	909,489

13,400	PACCAR, Inc.	896,460

11,704	SPX Corp. *	490,749

7,600	Stanley Black & Decker, Inc.	1,092,120

7,723	Teledyne Technologies, Inc. *	2,605,122

39,691	Textron, Inc.	1,611,455

13,379	Timken Co. (The)	599,914

82,500	United Technologies Corp.	10,773,675

18,196	Universal Forest Products, Inc.	852,665

3,300	Vectrus, Inc. *	171,897

	Total Capital Goods	46,785,543

	Commercial & Professional Services — 1.5%

37,799	ACCO Brands Corp.	302,770

1,900	Barrett Business Services, Inc.	113,810

18,609	Brady Corp. – Class A	880,950

13,700	CBIZ, Inc. *	356,748

6,000	Cimpress Plc *	698,460

2,500	CRA International, Inc.	116,275

12,700	Deluxe Corp.	422,910

6,900	Ennis, Inc.	138,690

8,946	FTI Consulting, Inc. *	1,007,230

28,604	Herman Miller, Inc.	979,401

10,900	HNI Corp.	357,847

3,200	ICF International, Inc.	243,136

15,800	Interface, Inc.	230,522

11,600	Kimball International, Inc. – Class B	187,688

16,704	Knoll, Inc.	294,659

2,500	SP Plus Corp. *	91,275

31,600	Steelcase, Inc. – Class A	512,552

	Total Commercial & Professional Services	6,934,923

	Consumer Durables & Apparel — 4.9%

14,545	Acushnet Holdings Corp.	370,170

5,360	Bassett Furniture Industries, Inc.	52,903

19,699	Callaway Golf Co.	334,489

5,530	Culp, Inc.	50,434

5,100	Deckers Outdoor Corp. *	886,380

29,600	DR Horton, Inc.	1,576,792

3,569	Flexsteel Industries, Inc.	49,038

34,487	Garmin Ltd.	3,048,306

56,300	Hanesbrands, Inc.	745,412

4,100	Helen of Troy Ltd. *	674,860

18,800	KB Home	612,692

12,800	La-Z-Boy, Inc.	366,720

7,600	M/I Homes, Inc. *	282,948

16,000	MDC Holdings, Inc.	629,440

See accompanying notes to the financial statements.	61

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	Consumer Durables & Apparel — continued

77,500	NIKE, Inc. – Class B	6,926,950

330	NVR, Inc. *	1,210,169

40,500	PulteGroup, Inc.	1,628,100

26,800	Skechers U.S.A., Inc. – Class A *	886,544

33,100	TRI Pointe Group, Inc. *	507,423

3,100	Universal Electronics, Inc. *	130,882

7,200	Whirlpool Corp.	920,592

	Total Consumer Durables & Apparel	21,891,244

	Consumer Services — 0.7%

23,984	Bloomin’ Brands, Inc.	431,472

11,400	Brinker International, Inc.	391,590

1,048	Graham Holdings Co. – Class B	527,018

37,600	H&R Block, Inc.	777,192

20,900	Perdoceo Education Corp. *	312,037

14,900	Wyndham Destinations Corp.	594,510

	Total Consumer Services	3,033,819

	Diversified Financials — 4.2%

45,600	American Express Co.	5,012,808

23,214	Ameriprise Financial, Inc.	3,280,138

8,500	Artisan Partners Asset Management, Inc. – Class A	242,930

11,130	Enova International, Inc. *	213,919

26,400	Federated Investors, Inc. – Class B	761,640

3,600	INTL. FCStone, Inc. *	163,980

22,300	Legg Mason, Inc.	1,110,986

12,400	LPL Financial Holdings, Inc.	985,552

55,500	Navient Corp.	623,265

22,700	OneMain Holdings, Inc.	834,225

15,200	Raymond James Financial, Inc.	1,271,176

12,600	S&P Global, Inc.	3,350,466

20,600	SEI Investments Co.	1,127,026

	Total Diversified Financials	18,978,111

	Energy — 0.9%

40,904	Phillips 66	3,062,073

25,800	World Fuel Services Corp.	729,624

	Total Energy	3,791,697

	Food & Staples Retailing — 0.2%

24,600	US Foods Holding Corp. *	827,544

	Food, Beverage & Tobacco — 5.4%

54,500	General Mills, Inc.	2,670,500

18,900	Hershey Co. (The)	2,721,411

101,800	Mondelez International, Inc. – Class A	5,375,040

80,100	PepsiCo, Inc.	10,575,603

40,900	Tyson Foods, Inc.– Class A	2,774,247

	Total Food, Beverage & Tobacco	24,116,801

Shares	Description	Value ($)

	Health Care Equipment & Services — 5.5%

18,700	AmerisourceBergen Corp.	1,576,784

39,400	Baxter International, Inc.	3,288,718

81,000	Boston Scientific Corp. *	3,028,590

9,700	HCA Healthcare, Inc.	1,231,997

23,700	Hologic, Inc. *	1,116,744

16,578	McKesson Corp.	2,318,599

99,500	Medtronic Plc	10,016,665

7,100	STERIS Plc	1,126,202

7,700	West Pharmaceutical Services, Inc.	1,159,312

	Total Health Care Equipment & Services	24,863,611

	Household & Personal Products — 4.2%

56,500	Colgate-Palmolive Co.	3,817,705

41,147	Estee Lauder Cos, Inc. (The) – Class A	7,554,589

3,764	Inter Parfums, Inc.	226,066

54,300	Kimberly-Clark Corp.	7,123,617

	Total Household & Personal Products	18,721,977

	Insurance — 3.4%

33,902	Allstate Corp. (The)	3,568,186

25,100	Arch Capital Group Ltd. *	1,014,793

5,000	Employers Holdings, Inc.	192,700

38,900	Fidelity National Financial, Inc.	1,507,764

28,004	First American Financial Corp.	1,599,028

4,900	Hanover Insurance Group, Inc. (The)	580,846

26,900	Hartford Financial Services Group, Inc. (The)	1,343,655

51,280	Old Republic International Corp.	1,011,242

27,400	Principal Financial Group, Inc.	1,216,286

46,607	Progressive Corp. (The)	3,409,768

	Total Insurance	15,444,268

	Materials — 1.9%

7,500	Avery Dennison Corp.	858,675

6,300	Boise Cascade Co.	223,524

35,000	Huntsman Corp.	662,900

7,300	Innospec, Inc.	631,742

5,800	Koppers Holdings, Inc. *	126,788

31,079	LyondellBasell Industries NV – Class A	2,220,905

24,600	PolyOne Corp.	609,096

14,100	Reliance Steel & Aluminum Co.	1,442,289

7,000	Schweitzer-Mauduit International, Inc.	236,040

20,000	Sealed Air Corp.	606,200

5,100	Stepan Co.	447,933

7,900	Tredegar Corp.	134,774

27,300	Valvoline, Inc.	532,350

	Total Materials	8,733,216

	Media & Entertainment — 4.5%

45,000	Activision Blizzard, Inc.	2,615,850

1,200	Alphabet, Inc. – Class C *	1,607,196

62	See accompanying notes to the financial statements.

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	Media & Entertainment — continued

179,400	Comcast Corp. – Class A	7,253,142

34,200	DHI Group, Inc. *	77,976

48,800	Electronic Arts, Inc. *	4,946,856

58,600	Interpublic Group of Cos., Inc. (The)	1,251,696

24,789	Omnicom Group, Inc.	1,717,382

55,085	TEGNA, Inc.	788,817

	Total Media & Entertainment	20,258,915

	Pharmaceuticals, Biotechnology & Life Sciences — 11.6%

43,800	Amgen, Inc.	8,748,174

20,000	Biogen, Inc. *	6,167,800

154,500	Bristol-Myers Squibb Co.	9,124,770

13,797	Bruker Corp.	600,997

41,400	Eli Lilly & Co.	5,221,782

46,100	Gilead Sciences, Inc.	3,197,496

156,831	Merck & Co., Inc.	12,006,982

204,738	Pfizer, Inc.	6,842,344

	Total Pharmaceuticals, Biotechnology & Life Sciences	51,910,345

	Real Estate — 0.9%

30,349	CBRE Group, Inc. – Class A *	1,703,793

9,900	CorePoint Lodging, Inc. (REIT)	78,804

82,181	Host Hotels & Resorts, Inc. (REIT)	1,189,981

6,088	Jones Lang LaSalle, Inc.	899,623

35,900	Newmark Group, Inc. – Class A	342,845

	Total Real Estate	4,215,046

	Retailing — 6.7%

600	Amazon.com, Inc. *	1,130,250

7,100	Asbury Automotive Group, Inc. *	629,344

15,600	AutoNation, Inc. *	666,588

65,240	Best Buy Co., Inc.	4,935,406

11,200	Core-Mark Holding Co., Inc.	257,712

36,300	Designer Brands, Inc. – Class A	490,413

20,500	Dick’s Sporting Goods, Inc.	746,405

130,855	eBay, Inc.	4,532,817

8,389	Group 1 Automotive, Inc.	714,995

6,200	Lithia Motors, Inc. – Class A	738,792

45,900	Lowe’s Cos., Inc.	4,891,563

7,200	Murphy U.S.A, Inc. *	702,000

22,500	Sally Beauty Holdings, Inc. *	279,900

6,700	Sleep Number Corp. *	295,135

13,600	Sonic Automotive, Inc. – Class A	380,800

77,900	Target Corp.	8,023,700

7,600	Williams-Sonoma, Inc.	474,164

	Total Retailing	29,889,984

	Semiconductors & Semiconductor Equipment — 7.9%

31,200	Amkor Technology, Inc. *	325,572

117,200	Applied Materials, Inc.	6,811,664

Shares	Description	Value ($)

	Semiconductors & Semiconductor Equipment — continued

12,400	Brooks Automation, Inc.	427,924

20,100	Entegris, Inc.	1,071,732

188,600	Intel Corp.	10,471,072

16,300	KLA Corp.	2,505,473

19,300	Lam Research Corp.	5,663,199

22,500	Maxim Integrated Products, Inc.	1,251,450

59,600	Micron Technology, Inc. *	3,132,576

7,000	MKS Instruments, Inc.	701,330

30,100	ON Semiconductor Corp. *	561,666

9,300	Qorvo, Inc. *	935,394

3,100	Skyworks Solutions, Inc.	310,558

20,600	Teradyne, Inc.	1,210,456

	Total Semiconductors & Semiconductor Equipment	35,380,066

	Software & Services — 9.3%

23,720	Amdocs Ltd.	1,512,150

23,600	Booz Allen Hamilton Holding Corp.	1,682,680

4,700	CACI International, Inc. – Class A *	1,151,594

71,305	Cadence Design Systems, Inc. *	4,716,113

24,227	Citrix Systems, Inc.	2,504,829

11,500	EVERTEC, Inc.	341,320

24,000	Genpact Ltd.	923,040

22,395	Intuit, Inc.	5,953,711

9,100	j2 Global, Inc.	794,703

6,200	MAXIMUS, Inc.	390,724

46,953	Microsoft Corp.	7,606,855

20,700	NIC, Inc.	378,603

143,000	Oracle Corp.	7,072,780

15,648	Progress Software Corp.	583,514

10,510	Sykes Enterprises, Inc. *	332,957

42,219	Synopsys, Inc. *	5,823,267

	Total Software & Services	41,768,840

	Technology Hardware & Equipment — 9.1%

29,555	Apple, Inc.	8,079,155

16,533	Arrow Electronics, Inc. *	1,108,703

21,500	Avnet, Inc.	659,620

17,900	CDW Corp.	2,044,538

31,900	Ciena Corp. *	1,226,555

55,800	Flex Ltd. *	619,938

247,214	Hewlett Packard Enterprise Co.	3,161,867

228,240	HP, Inc.	4,745,109

11,120	Insight Enterprises, Inc. *	612,601

6,500	Itron, Inc. *	492,960

30,400	Jabil, Inc.	974,320

102,100	Juniper Networks, Inc.	2,166,562

34,607	Motorola Solutions, Inc.	5,733,688

18,400	National Instruments Corp.	741,152

18,600	NCR Corp. *	468,720

21,500	NetApp, Inc.	1,004,480

3,300	PC Connection, Inc.	134,211

See accompanying notes to the financial statements.	63

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	Technology Hardware & Equipment — continued

20,200	Sanmina Corp. *	531,058

41,600	Seagate Technology Plc	1,994,720

6,000	SYNNEX Corp.	750,180

31,000	TE Connectivity Ltd.	2,568,970

38,300	Xerox Holdings Corp.	1,233,260

	Total Technology Hardware & Equipment	41,052,367

	Telecommunication Services — 2.1%

175,300	Verizon Communications, Inc.	9,494,248

	Utilities — 0.2%

9,500	DTE Energy Co.	1,060,865

	TOTAL COMMON STOCKS (COST $435,864,856)	443,621,227

	MUTUAL FUNDS — 0.3%

	Affiliated Security — 0.3%

292,825	GMO U.S. Treasury Fund	1,469,983

	TOTAL MUTUAL FUNDS (COST $1,467,054)	1,469,983

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%

1,103,375	State Street Institutional Treasury Money Market Fund – Premier Class, 1.50% (a)	1,103,375

	TOTAL SHORT-TERM INVESTMENTS (COST $1,103,375)	1,103,375

	TOTAL INVESTMENTS — 99.3% (Cost $438,435,285)	446,194,585

	Other Assets and Liabilities (net) — 0.7%	3,236,237

	TOTAL NET ASSETS — 100.0%	$449,430,822

A summary of outstanding financial instruments at February 29, 2020 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys 20	S&P 500 E-Mini	March 2020	$2,951,100	$(71,416)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of February 29, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of February 29, 2020.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 73.

64	See accompanying notes to the financial statements.

This page has been left blank intentionally.

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Global Equity team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class VI shares of GMO U.S. Small Cap Value Fund returned -8.95% (net) for the period from the Fund’s inception on July 2, 2019 until the end of the fiscal year on February 29, 2020, as compared with -7.35% for the Russell 2000 Value Index over the same period.

Relative performance for the portfolio was initially positive but moved into negative territory in February 2020 as coronavirus concerns led to a drop in equity markets. In this environment the portfolio’s approach to seeking stocks with an attractive mix of value, quality, growth, positive sentiment from other asset classes, and few red flags from corporate alert signals faced challenges.

Over the period, stock selection detracted from relative performance, while sector allocation was incrementally additive. Information Technology and Real Estate were two of the most challenging areas for stock selection. Overweight positioning in stocks viewed as attractively valued with positive sentiment from other asset classes also detracted, including World Fuel Services Corporation (Energy) and Telephone and Data Systems (Communication Services). In contrast, value added from an underweight allocation toward Energy and an overweight allocation toward Information Technology were highlights of the period.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

66

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $300,000,000 Investment in

GMO U.S. Small Cap Value Fund Class VI Shares, and the Russell 2000 Value Index

As of February 29, 2020

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 29, 2020. All information is unaudited.

For Russell disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

67

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	96.0%
Mutual Funds	1.5
Short-Term Investments	0.4
Rights/Warrants	0.0 ^
Futures Contracts	(0.2)
Other	2.3

100.0%

Industry Group Summary	% of Equity Investments#
Banks	18.5%
Capital Goods	11.1
Technology Hardware & Equipment	8.2
Real Estate	7.4
Diversified Financials	7.3
Materials	7.1
Commercial & Professional Services	6.1
Retailing	4.8
Consumer Durables & Apparel	4.4
Utilities	3.3
Media & Entertainment	2.8
Software & Services	2.5
Energy	2.5
Consumer Services	2.5
Semiconductors & Semiconductor Equipment	2.3
Automobiles & Components	1.8
Pharmaceuticals, Biotechnology & Life Sciences	1.4
Food, Beverage & Tobacco	1.4
Telecommunication Services	1.3
Health Care Equipment & Services	1.2
Insurance	0.8
Household & Personal Products	0.7
Food & Staples Retailing	0.4
Specialized Finance	0.2

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

68

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	COMMON STOCKS — 96.0%

	Automobiles & Components — 1.7%

266,000	Dana, Inc.	3,825,080

28,300	Standard Motor Products, Inc.	1,245,200

82,900	Stoneridge, Inc. *	1,832,090

3,300	Visteon Corp. *	214,632

	Total Automobiles & Components	7,117,002

	Banks — 17.8%

1,600	1st Source Corp.	67,280

22,200	Amalgamated Bank – Class A	355,422

98,800	Associated Banc – Corp.	1,672,684

3,500	BancFirst Corp.	179,550

24,500	Bancorp, Inc. (The) *	298,165

33,200	Brookline Bancorp, Inc.	460,484

2,600	Century Bancorp, Inc. – Class A	187,980

9,100	Civista Bancshares, Inc.	174,174

1,200	CNB Financial Corp.	30,084

1,700	Community Trust Bancorp, Inc.	65,756

84,700	Dime Community Bancshares, Inc.	1,421,266

1,200	ESSA Bancorp, Inc.	19,848

161,400	Essent Group Ltd.	7,043,496

3,400	Farmers National Banc Corp.	51,102

9,500	Federal Agricultural Mortgage Corp. – Class C	713,070

14,900	Financial Institutions, Inc.	400,959

7,776	First Community Bankshares, Inc.	203,420

65,644	First Defiance Financial Corp.	1,569,876

4,400	First Financial Corp.	175,780

207,200	Flagstar Bancorp, Inc.	6,605,536

22,500	Flushing Financial Corp.	408,487

179,800	Fulton Financial Corp.	2,598,110

12,000	Great Southern Bancorp, Inc.	615,720

265,400	Hilltop Holdings, Inc.	5,528,282

9,000	HomeTrust Bancshares, Inc.	213,840

13,315	Independent Bank Corp.	260,575

89,900	International Bancshares Corp.	3,065,590

237,300	Investors Bancorp, Inc.	2,501,142

1,700	LCNB Corp.	26,911

4,400	Macatawa Bank Corp.	42,416

9,800	Mercantile Bank Corp.	281,162

4,900	Merchants Bancorp	88,298

25,500	Meridian Bancorp, Inc.	421,005

1,400	MutualFirst Financial, Inc.	46,900

2,700	Nicolet Bankshares, Inc. *	179,415

4,100	Northrim BanCorp, Inc.	143,295

229,000	Northwest Bancshares, Inc.	3,180,810

217,700	OFG Bancorp	3,644,298

204,900	PennyMac Financial Services, Inc.	7,224,774

4,000	Peoples Bancorp, Inc.	114,200

22,200	Popular, Inc.	1,065,156

1,800	Premier Financial Bancorp, Inc.	29,970

Shares	Description	Value ($)

	Banks — continued

367,100	Radian Group, Inc.	7,797,204

1,639	Republic Bancorp, Inc. – Class A	58,578

41,400	Sandy Spring Bancorp, Inc.	1,273,464

5,200	Sierra Bancorp	123,864

2,700	Territorial Bancorp, Inc.	68,634

600	Timberland Bancorp, Inc.	13,950

35,600	TriCo Bancshares	1,203,992

12,800	TrustCo Bank Corp.	87,808

18,300	Trustmark Corp.	492,270

5,700	Univest Financial Corp.	133,380

97,700	Walker & Dunlop, Inc.	6,335,845

62,000	Washington Federal, Inc.	1,859,380

58,003	Waterstone Financial, Inc.	964,590

	Total Banks	73,789,247

	Capital Goods — 10.6%

3,300	Allied Motion Technologies, Inc.	127,182

280,000	Builders FirstSource, Inc. *	6,358,800

1,600	Douglas Dynamics, Inc.	69,648

23,500	Ducommun, Inc. *	1,049,275

8,300	EnPro Industries, Inc.	447,785

212,200	Federal Signal Corp.	6,153,800

24,625	Gorman-Rupp Co. (The)	787,754

97,800	Griffon Corp.	1,701,720

4,900	Hurco Cos, Inc.	138,082

41,700	Hyster-Yale Materials Handling, Inc.	2,007,438

201,100	Meritor, Inc. *	4,562,959

3,000	Miller Industries, Inc.	89,130

82,400	Moog, Inc. – Class A	6,354,688

63,000	Mueller Industries, Inc.	1,762,740

12,800	Park-Ohio Holdings Corp.	313,856

2,800	Preformed Line Products Co.	136,640

58,543	SPX Corp. *	2,454,708

19,900	Systemax, Inc.	415,114

17,100	Timken Co. (The)	766,764

113,300	Universal Forest Products, Inc.	5,309,238

61,000	Vectrus, Inc. *	3,177,490

	Total Capital Goods	44,184,811

	Commercial & Professional Services — 5.9%

385,929	ACCO Brands Corp.	3,091,291

127,700	Brady Corp. – Class A	6,045,318

48,500	CBIZ, Inc. *	1,262,940

14,000	CRA International, Inc.	651,140

68,100	Deluxe Corp.	2,267,730

19,800	Ennis, Inc.	397,980

11,900	Heidrick & Struggles International, Inc.	265,370

169,500	Herman Miller, Inc.	5,803,680

49,700	Kelly Services, Inc. – Class A	825,517

93,400	Kimball International, Inc. – Class B	1,511,212

See accompanying notes to the financial statements.	69

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	Commercial & Professional Services — continued

47,000	Knoll, Inc.	829,080

48,300	Pitney Bowes, Inc.	165,186

54,900	Resources Connection, Inc.	687,897

18,700	SP Plus Corp. *	682,737

	Total Commercial & Professional Services	24,487,078

	Consumer Durables & Apparel — 4.2%

144,300	Acushnet Holdings Corp.	3,672,435

2,900	Bassett Furniture Industries, Inc.	28,623

96,000	Callaway Golf Co.	1,630,080

5,400	Clarus Corp.	62,424

166,400	Ethan Allen Interiors, Inc.	2,196,480

30,600	G-III Apparel Group Ltd. *	684,216

14,100	Hooker Furniture Corp.	265,221

35,100	Johnson Outdoors, Inc. – Class A	2,190,591

69,300	La-Z-Boy, Inc.	1,985,445

10,600	M/I Homes, Inc. *	394,638

65,200	MDC Holdings, Inc.	2,564,968

21,400	Rocky Brands, Inc.	521,090

2,400	Universal Electronics, Inc. *	101,328

121,400	Vera Bradley, Inc. *	1,002,764

43,900	ZAGG, Inc. *	295,008

	Total Consumer Durables & Apparel	17,595,311

	Consumer Services — 2.4%

128,900	Bloomin’ Brands, Inc.	2,318,911

149,500	Brinker International, Inc.	5,135,325

10,600	Carriage Services, Inc.	224,190

2,424	K12, Inc. *	48,189

87,700	Laureate Education, Inc. – Class A *	1,639,990

38,500	Regis Corp. *	491,260

	Total Consumer Services	9,857,865

	Diversified Financials — 7.0%

51,300	Artisan Partners Asset Management, Inc. – Class A	1,466,154

90,200	Curo Group Holdings Corp.	832,546

122,000	Donnelley Financial Solutions, Inc. *	1,061,400

199,600	Ellington Financial, Inc.	3,299,388

42,300	Encore Capital Group, Inc. *	1,571,868

225,817	Enova International, Inc. *	4,340,203

23,800	Federated Investors, Inc. – Class B	686,630

42,100	INTL. FCStone, Inc. *	1,917,655

5,200	Invesco Mortgage Capital, Inc. (REIT)	83,616

84,600	Legg Mason, Inc.	4,214,772

36,300	Oppenheimer Holdings, Inc. – Class A	861,399

358,500	PennyMac Mortgage Investment Trust (REIT)	7,420,950

1,800	Piper Jaffray Cos.	126,144

5,900	Regional Management Corp. *	151,335

14,500	Waddell & Reed Financial, Inc. – Class A	199,520

31,000	Westwood Holdings Group, Inc.	786,780

	Total Diversified Financials	29,020,360

Shares	Description	Value ($)

	Energy — 2.4%

20,400	Bonanza Creek Energy, Inc. *	332,316

53,200	Evolution Petroleum Corp.	250,572

23,100	Geospace Technologies Corp. *	284,823

1,025,100	Laredo Petroleum, Inc. *	1,107,108

28,380	Matrix Service Co. *	342,830

49,100	Penn Virginia Corp. *	780,690

2,500	REX American Resources Corp. *	175,025

47,000	SM Energy Co.	308,790

23,500	Talos Energy, Inc. *	333,700

66,400	W&T Offshore, Inc. *	172,640

205,500	World Fuel Services Corp.	5,811,540

	Total Energy	9,900,034

	Food & Staples Retailing — 0.4%

29,200	Ingles Markets, Inc. – Class A	1,044,484

8,000	Village Super Market, Inc. – Class A	164,400

10,300	Weis Markets, Inc.	383,675

	Total Food & Staples Retailing	1,592,559

	Food, Beverage & Tobacco — 1.3%

5,416	Seneca Foods Corp. – Class A *	188,044

109,000	Universal Corp.	5,379,150

	Total Food, Beverage & Tobacco	5,567,194

	Health Care Equipment & Services — 1.2%

43,600	Computer Programs & Systems, Inc.	1,167,608

17,300	FONAR Corp. *	345,654

20,800	HealthStream, Inc. *	505,856

25,800	Integer Holdings Corp. *	2,326,386

25,700	RTI Surgical Holdings, Inc. *	95,090

2,100	Tenet Healthcare Corp. *	55,188

15,700	Varex Imaging Corp. *	364,554

	Total Health Care Equipment & Services	4,860,336

	Household & Personal Products — 0.7%

46,600	Inter Parfums, Inc.	2,798,796

	Insurance — 0.8%

19,800	American Equity Investment Life Holding Co.	500,544

28,400	Employers Holdings, Inc.	1,094,536

11,600	FedNat Holding Co.	151,264

5,000	Hallmark Financial Services, Inc. *	70,900

64,500	National General Holdings Corp.	1,255,815

5,600	State Auto Financial Corp.	139,888

	Total Insurance	3,212,947

	Materials — 6.8%

8,300	American Vanguard Corp.	126,575

19,000	Carpenter Technology Corp.	698,250

76,000	Greif, Inc. – Class A	2,685,840

70	See accompanying notes to the financial statements.

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	Materials — continued

68,400	Innospec, Inc.	5,919,336

51,400	Koppers Holdings, Inc. *	1,123,604

22,300	Kraton Corp. *	225,676

66,700	Materion Corp.	3,024,178

94,300	PolyOne Corp.	2,334,868

28,800	Ryerson Holding Corp. *	239,904

114,500	Schweitzer-Mauduit International, Inc.	3,860,940

86,300	Silgan Holdings, Inc.	2,470,769

27,929	Stepan Co.	2,453,004

77,600	Tredegar Corp.	1,323,856

92,300	Warrior Met Coal, Inc.	1,635,556

7,700	Worthington Industries, Inc.	244,860

	Total Materials	28,367,216

	Media & Entertainment — 2.7%

245,900	DHI Group, Inc. *	560,652

118,800	Liberty TripAdvisor Holdings, Inc. – Class A *	517,374

71,900	Marchex, Inc. – Class B *	186,221

98,500	National CineMedia, Inc.	757,465

37,200	Scholastic Corp.	1,193,748

493,700	TEGNA, Inc.	7,069,784

59,800	Tribune Publishing Co.	685,906

19,600	WideOpenWest, Inc. *	123,284

	Total Media & Entertainment	11,094,434

	Pharmaceuticals, Biotechnology & Life Sciences — 1.3%

13,300	Enanta Pharmaceuticals, Inc. *	676,704

5,700	KalVista Pharmaceuticals, Inc. *	76,665

128,000	Prestige Consumer Healthcare, Inc. *	4,782,080

	Total Pharmaceuticals, Biotechnology & Life Sciences	5,535,449

	Real Estate — 7.1%

384,900	CoreCivic, Inc. (REIT)	5,700,369

268,300	CorePoint Lodging, Inc. (REIT)	2,135,668

34,200	Cushman & Wakefield Plc *	622,098

65,500	iStar, Inc. (REIT)	991,015

573,000	Newmark Group, Inc. – Class A	5,472,150

164,100	Realogy Holdings Corp.	1,521,207

145,100	Retail Properties of America, Inc. – Class A (REIT)	1,519,197

446,600	Summit Hotel Properties, Inc. (REIT)	4,139,982

428,400	Sunstone Hotel Investors, Inc. (REIT)	4,690,980

192,000	Xenia Hotels & Resorts, Inc. (REIT)	2,872,320

	Total Real Estate	29,664,986

	Retailing — 4.6%

75,600	Core-Mark Holding Co., Inc.	1,739,556

27,000	Designer Brands, Inc. – Class A	364,770

80,800	Group 1 Automotive, Inc.	6,886,584

110,813	Haverty Furniture Cos, Inc.	1,863,875

Shares	Description	Value ($)

	Retailing — continued

78,100	Shoe Carnival, Inc.	2,335,971

154,900	Sonic Automotive, Inc. – Class A	4,337,200

2,400	Weyco Group, Inc.	52,656

53,100	Zumiez, Inc. *	1,408,743

	Total Retailing	18,989,355

	Semiconductors & Semiconductor Equipment — 2.2%

14,400	Advanced Energy Industries, Inc. *	856,440

70,400	Alpha & Omega Semiconductor Ltd. *	763,136

157,900	Amkor Technology, Inc. *	1,647,686

3,800	Axcelis Technologies, Inc. *	91,162

24,500	Brooks Automation, Inc.	845,495

18,900	Cohu, Inc.	386,883

99,200	DSP Group, Inc. *	1,350,112

24,600	FormFactor, Inc. *	550,302

38,801	Onto Innovation, Inc. *	1,186,147

24,100	Semtech Corp. *	951,709

32,000	Xperi Corp.	550,080

	Total Semiconductors & Semiconductor Equipment	9,179,152

	Software & Services — 2.4%

8,000	Cerence, Inc. *	173,680

9,200	ChannelAdvisor Corp. *	87,584

40,800	CSG Systems International, Inc.	1,805,400

14,000	Hackett Group, Inc. (The)	215,600

59,200	NIC, Inc.	1,082,768

9,100	Perspecta, Inc.	227,227

120,500	Progress Software Corp.	4,493,445

66,900	Sykes Enterprises, Inc. *	2,119,392

	Total Software & Services	10,205,096

	Specialized Finance — 0.2%

43,900	Diamond Eagle Acquisition Corp. – Class A *	703,278

	Technology Hardware & Equipment — 7.9%

94,646	ADTRAN, Inc.	761,427

27,300	Arlo Technologies, Inc. *	89,544

173,800	AVX Corp.	3,778,412

182,600	Benchmark Electronics, Inc.	4,963,068

114,800	Comtech Telecommunications Corp.	3,216,696

39,200	CTS Corp.	1,021,944

96,900	Digi International, Inc. *	1,282,956

8,400	ePlus, Inc. *	636,384

115,200	Insight Enterprises, Inc. *	6,346,368

3,200	Itron, Inc. *	242,688

28,000	Kimball Electronics, Inc. *	379,400

12,800	Methode Electronics, Inc.	392,448

16,000	MTS Systems Corp.	642,240

44,100	PC Connection, Inc.	1,793,547

9,700	Plexus Corp. *	643,595

See accompanying notes to the financial statements.	71

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	Technology Hardware & Equipment — continued

241,200	Sanmina Corp. *	6,341,148

3,000	ScanSource, Inc. *	85,290

7,326	Vishay Precision Group, Inc. *	201,245

	Total Technology Hardware & Equipment	32,818,400

	Telecommunication Services — 1.2%

54,300	IDT Corp. – Class B *	418,110

14,300	Ooma, Inc. *	183,469

119,788	Spok Holdings, Inc.	1,193,089

165,300	Telephone & Data Systems, Inc.	3,329,142

	Total Telecommunication Services	5,123,810

	Utilities — 3.2%

63,600	Avista Corp.	2,998,740

4,700	Consolidated Water Co. Ltd.	75,952

82,100	Genie Energy Ltd. – Class B	568,132

11,200	Otter Tail Corp.	544,432

95,800	PNM Resources, Inc.	4,510,264

71,400	Portland General Electric Co.	3,884,874

9,800	Unitil Corp.	552,132

	Total Utilities	13,134,526

	TOTAL COMMON STOCKS (COST $444,844,400)	398,799,242

	MUTUAL FUNDS — 1.5%

	Affiliated Issuers — 1.5%

1,251,089	GMO U.S. Treasury Fund	6,280,467

	TOTAL MUTUAL FUNDS (COST $6,264,468)	6,280,467

Shares	Description	Value ($)

	RIGHTS/WARRANTS — 0.0%

	Pharmaceuticals, Biotechnology & Life Sciences — 0.0%

	Achillion Pharmaceuticals, Inc. CVR (b)*	36,350

	TOTAL RIGHTS/WARRANTS (COST $33,442)	36,350

	SHORT-TERM INVESTMENTS — 0.4%

	Money Market Funds — 0.4%

1,583,115	State Street Institutional Treasury Money Market Fund – Premier Class, 1.50% (a)	1,583,115

	TOTAL SHORT-TERM INVESTMENTS (COST $1,583,115)	1,583,115

	TOTAL INVESTMENTS — 97.9% (Cost $452,725,425)	406,699,174

	Other Assets and Liabilities (net) — 2.1%	8,809,134

	TOTAL NET ASSETS — 100.0%	$415,508,308

A summary of outstanding financial instruments at February 29, 2020 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys 201	E-mini Russell 2000 Index	March 2020	$14,822,745	$(790,370)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of February 29, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of February 29, 2020.

(b)	Investment valued using significant unobservable inputs (Note 2).

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 73.

72	See accompanying notes to the financial statements.

GMO Trust Funds

Schedule of Investments — (Continued)

February 29, 2020

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

OJSC - Open Joint-Stock Company

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

REIT - Real Estate Investment Trust

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose financial Company)

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

The rates shown on variable rate notes are the current interest rates at February 29, 2020, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

GS - Goldman Sachs International

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

THB - Thai Baht

USD - United States Dollar

See accompanying notes to the financial statements.	73

GMO Trust Funds

Statements of Assets and Liabilities — February 29, 2020

	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	International Equity Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$8,545,006	$22,321,593	$5,665,004	$—

Investments in unaffiliated issuers, at value (Note 2)(b) (c)	121,466,487	915,404,918	3,124,625,860	3,024,175,601

Foreign currency, at value (Note 2)(d)	14,532	4,368,355	17,855,937	344,813

Cash	70,476	11,747,900	—	—

Receivable for investments sold	—	29,588,967	6,424,754	—

Receivable for Fund shares sold	—	—	15,642,293	17,867,171

Dividends and interest receivable	132,375	1,253,141	1,625,196	1,982,945

Dividend withholding tax receivable	22,816	201,339	220,687	1,517,782

Foreign capital gains tax refund receivable (Note 2)	—	5,292,004	3,998,775	—

Due from broker (Note 2)	—	—	6,161,295	4,304,354

Receivable for variation margin on open futures contracts (Note 4)	—	815,753	—	—

Receivable for open OTC swap contracts (Note 4)	—	618,942	826,118	—

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	26,089	15,608	390,935	121,742

Total assets	130,277,781	991,628,520	3,183,436,854	3,050,314,408

Liabilities:

Due to custodian	—	1,057,694	11,041,426	—

Due to broker (Note 2)	—	259,085	—	—

Payable for cash collateral from securities loaned (Note 2)	5,501,628	—	—	—

Payable for investments purchased	1,433,567	27,470,915	6,235,206	65

Payable for Fund shares repurchased	—	—	26,439,558	23,686

Accrued foreign capital gains tax payable (Note 2)	—	446,384	18,515	—

Payable to affiliate for (Note 5):

Management fee	62,586	617,394	1,967,750	1,294,642

Shareholder service fee	15,646	109,393	229,540	257,876

Payable to agents unaffiliated with GMO	23	328	952	890

Payable for variation margin on open futures contracts (Note 4)	—	61,560	303,840	643,272

Unrealized depreciation on open forward currency contracts (Note 4)	—	405,915	—	—

Payable to Trustees and related expenses	387	3,163	10,775	10,640

Accrued expenses	110,163	331,155	1,036,841	469,264

Miscellaneous payable	—	—	910,382	—

Total liabilities	7,124,000	30,762,986	48,194,785	2,700,335

Net assets	$123,153,781	$960,865,534	$3,135,242,069	$3,047,614,073

(a) Cost of investments – affiliated issuers:	$8,530,139	$30,859,141	$18,088,913	$—

(b) Cost of investments – unaffiliated issuers:	$120,777,704	$912,144,705	$3,227,235,239	$3,173,775,995

(c) Includes securities on loan at value (Note 2):	$23,155,458	$—	$—	$—

(d) Cost of foreign currency:	$14,608	$4,407,750	$17,875,023	$346,158

74	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 29, 2020 — (Continued)

	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	International Equity Fund
Net assets consist of:

Paid-in capital	$125,984,854	$1,066,468,130	$4,592,780,044	$4,234,676,859

Distributable earnings (accumulated loss)	(2,831,073)	(105,602,596)	(1,457,537,975)	(1,187,062,786)

	$123,153,781	$960,865,534	$3,135,242,069	$3,047,614,073

Net assets attributable to:

Class II	$—	$292,418,414	$397,797,611	$10,801,690

Class III	$121,062,271	$103,062,890	$333,779,029	$452,164,772

Class IV	$—	$—	$—	$2,584,647,611

Class V	$—	$565,384,230	$204,614,768	$—

Class VI	$—	$—	$2,182,893,056	$—

Class R6	$1,129,392	$—	$—	$—

Class I	$962,118	$—	$16,157,605	$—

Shares outstanding:

Class II	—	13,834,093	12,937,923	544,646

Class III	5,413,505	4,877,796	10,821,473	22,509,112

Class IV	—	—	—	128,889,114

Class V	—	26,764,520	6,704,011	—

Class VI	—	—	71,517,920	—

Class R6	50,513	—	—	—

Class I	43,031	—	525,480	—

Net asset value per share:

Class II	$—	$21.14	$30.75	$19.83

Class III	$22.36	$21.13	$30.84	$20.09

Class IV	$—	$—	$—	$20.05

Class V	$—	$21.12	$30.52	$—

Class VI	$—	$—	$30.52	$—

Class R6	$22.36	$—	$—	$—

Class I	$22.36	$—	$30.75	$—

See accompanying notes to the financial statements.	75

GMO Trust Funds

Statements of Assets and Liabilities — February 29, 2020 — (Continued)

	Quality Fund	Resources Fund	Risk Premium Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$15,768,140	$1,832,863	$—

Investments in unaffiliated issuers, at value (Note 2)(b) (c)	6,242,051,806	516,532,069	21,226,177

Foreign currency, at value (Note 2)(d)	16	203,123	—

Cash	11	—	—

Receivable for investments sold	64,303,815	1,663,084	1,714,957

Receivable for Fund shares sold	17,257,614	22,500	17,280,000

Dividends and interest receivable	10,461,211	1,025,524	27,430

Dividend withholding tax receivable	3,788,056	94,486	—

Due from broker (Note 2)	—	—	319,483

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	161,837	1,011	7,045

Total assets	6,353,792,506	521,374,660	40,575,092

Liabilities:

Due to custodian	—	1,663,084	—

Payable for cash collateral from securities loaned (Note 2)	—	1,773,262	—

Payable for investments purchased	66,976,143	4,663,309	—

Payable for Fund shares repurchased	1,049,927	—	—

Payable to affiliate for (Note 5):

Management fee	1,820,416	223,224	4,116

Shareholder service fee	616,453	53,419	915

Payable to agents unaffiliated with GMO	1,745	132	—

Payable to Trustees and related expenses	21,389	1,810	61

Written options outstanding, at value (Note 4)(e)	—	—	4,024,000

Accrued expenses	437,745	160,866	76,163

Total liabilities	70,923,818	8,539,106	4,105,255

Net assets	$6,282,868,688	$512,835,554	$36,469,837

(a) Cost of investments – affiliated issuers:	$15,705,282	$1,825,561	$—

(b) Cost of investments – unaffiliated issuers:	$4,268,778,629	$529,241,185	$21,223,917

(c) Includes securities on loan at value (Note 2):	$—	$36,663,936	$—

(d) Cost of foreign currency:	$16	$204,403	$—

(e) Premiums on written options:	$—	$—	$2,046,755

76	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 29, 2020 — (Continued)

	Quality Fund	Resources Fund	Risk Premium Fund
Net assets consist of:

Paid-in capital	$4,081,432,182	$550,137,263	$35,750,463

Distributable earnings (accumulated loss)	2,201,436,506	(37,301,709)	719,374

	$6,282,868,688	$512,835,554	$36,469,837

Net assets attributable to:

Class III	$3,195,240,130	$201,320,320	$2,477,469

Class IV	$852,866,250	$311,515,234	$—

Class VI	$2,077,276,686	$—	$33,992,368

Class R6	$77,375,185	$—	$—

Class I	$80,110,437	$—	$—

Shares outstanding:

Class III	140,322,327	11,115,058	95,685

Class IV	37,379,147	17,250,357	—

Class VI	91,211,777	—	1,324,241

Class R6	3,399,746	—	—

Class I	3,521,394	—	—

Net asset value per share:

Class III	$22.77	$18.11	$25.89

Class IV	$22.82	$18.06	$—

Class VI	$22.77	$—	$25.67

Class R6	$22.76	$—	$—

Class I	$22.75	$—	$—

See accompanying notes to the financial statements.	77

GMO Trust Funds

Statements of Assets and Liabilities — February 29, 2020 — (Continued)

	Tax-Managed International Equities Fund	U.S. Equity Fund	U.S. Small Cap Value Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$368,696	$1,469,983	$6,280,467

Investments in unaffiliated issuers, at value (Note 2)(b)	35,932,559	444,724,602	400,418,707

Foreign currency, at value (Note 2)(c)	24,913	—	—

Cash	—	—	6

Receivable for investments sold	4,496	—	—

Receivable for Fund shares sold	—	2,500,000	8,325,000

Dividends and interest receivable	40,554	986,140	518,550

Dividend withholding tax receivable	32,353	—	—

Due from broker (Note 2)	1,130	23,965	282,011

Receivable for variation margin on open futures contracts (Note 4)	1,840	—	—

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	24,799	7,374	337

Total assets	36,431,340	449,712,064	415,825,078

Liabilities:

Due to custodian	—	8,326	—

Payable for investments purchased	—	—	7,284

Payable for Fund shares repurchased	10,300	—	—

Payable to affiliate for (Note 5):

Management fee	16,167	123,797	112,747

Shareholder service fee	4,850	29,004	20,004

Payable to agents unaffiliated with GMO	8	149	25

Payable for variation margin on open futures contracts (Note 4)	—	8,677	66,455

Payable to Trustees and related expenses	131	1,638	1,995

Accrued expenses	172,293	109,651	108,260

Total liabilities	203,749	281,242	316,770

Net assets	$36,227,591	$449,430,822	$415,508,308

(a) Cost of investments – affiliated issuers:	$367,797	$1,467,054	$6,264,468

(b) Cost of investments – unaffiliated issuers:	$30,435,753	$436,968,231	$446,460,957

(c) Cost of foreign currency:	$25,322	$—	$—

78	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 29, 2020 — (Continued)

	Tax-Managed International Equities Fund	U.S. Equity Fund	U.S. Small Cap Value Fund
Net assets consist of:

Paid-in capital	$36,555,546	$417,820,216	$464,172,315

Distributable earnings (accumulated loss)	(327,955)	31,610,606	(48,664,007)

	$36,227,591	$449,430,822	$415,508,308

Net assets attributable to:

Class III	$36,227,591	$83,738,247	$—

Class VI	$—	$365,692,575	$415,508,308

Shares outstanding:

Class III	2,669,460	7,044,658	—

Class VI	—	31,039,824	23,006,049

Net asset value per share:

Class III	$13.57	$11.89	$—

Class VI	$—	$11.78	$18.06

See accompanying notes to the financial statements.	79

GMO Trust Funds

Statements of Operations — Year Ended February 29, 2020

	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund		International Equity Fund
Investment Income:

Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$2,900,163	$30,016,391	$147,093,846		$142,465,350

Dividends from affiliated issuers (Note 10)	60,492	739,622	1,350,640		1,091,265

Interest	349	421,405	601,613		73,856

Non-cash paid in-kind dividends from unaffiliated issuers	—	3,404,981	—		—

Securities lending income from affiliated issuers (net)	118,891	—	—		—

Securities lending income (net)	1,449	—	—		—

Total investment income	3,081,344	34,582,399	149,046,099		143,630,471

Expenses:

Management fee (Note 5)	708,078	9,100,298	24,890,716		17,461,068

Shareholder service fee – Class II (Note 5)	—	880,400	1,081,580		35,386

Shareholder service fee – Class III (Note 5)	176,788	248,823	412,865		766,232

Shareholder service fee – Class IV (Note 5)	—	34,765 ***	—		2,668,777

Shareholder service fee – Class V (Note 5)	—	522,070	1,444	****	—

Shareholder service fee – Class VI (Note 5)	—	—	1,401,821		—

Shareholder service fee – Class R6 (Note 5)	219 *	—	—		—

Shareholder service fee – Class I (Note 5)	13 **	—	3,141	*****	—

Audit and tax fees	91,962	139,004	353,482		188,180

Custodian, fund accounting agent and transfer agent fees	73,514	651,207	2,368,076		637,170

Legal fees	23,304	66,858	120,750		139,258

Registration fees	692	5,072	33,814		17,459

Trustees’ fees and related expenses (Note 5)	3,582	33,406	93,668		98,698

Miscellaneous	17,046	27,749	83,712		105,647

Total expenses	1,095,198	11,709,652	30,845,069		22,117,875

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(182,604)	(193,433)	(4,726,709)		(953,096)

Indirectly incurred management fees waived or borne by GMO (Note 5)	(3,676)	(16,084)	(48,035)		(32,393)

Net expenses	908,918	11,500,135	26,070,325		21,132,386

Net investment income (loss)	2,172,426	23,082,264	122,975,774		122,498,085

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	1,036,081	71,050,564	147,932,037		25,900,327

Investments in affiliated issuers	7,909	(1,167,618)	293,846		182,330

Futures contracts	—	(834,797)	5,567,512		4,336,034

Swap contracts	—	—	25,172,139		—

Forward currency contracts	—	(634,544)	—		—

Foreign currency and foreign currency related transactions	(16,950)	(1,306,544)	(3,518,751)		160,381

Net realized gain (loss)	1,027,040	67,107,061	175,446,783		30,579,072

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	2,823,821	(35,701,871)	(252,168,026)		(42,721,382)

Investments in affiliated issuers	14,872	(19,974,631)	(30,329,465)		—

Futures contracts	—	236,414	(16,122,892)		(10,687,846)

Swap contracts	—	618,942	1,725,850		—

Forward currency contracts	—	149,888	—		—

Foreign currency and foreign currency related transactions	(1,584)	(173,284)	(153,237)		26,227

Net change in unrealized appreciation (depreciation)	2,837,109	(54,844,542)	(297,047,770)		(53,383,001)

Net realized and unrealized gain (loss)	3,864,149	12,262,519	(121,600,987)		(22,803,929)

Net increase (decrease) in net assets resulting from operations	$6,036,575	$35,344,783	$1,374,787		$99,694,156

(a) Withholding tax:	$264,397	$3,411,389	$19,392,617		$13,611,981

(b) Foreign capital gains tax on net realized gain (loss):	$—	$115,102	$14,448		$—

(c) Foreign capital gains tax on change in net unrealized appreciation (depreciation):	$—	$446,384	$—		$—

* Period from January 16, 2020 (commencement of operations) through February 29, 2020.

** Period from February 25, 2020 (commencement of operations) through February 29, 2020.

*** For the period June 25, 2019 to February 29, 2020, Class IV had no shareholders.

**** Period from February 26, 2020 through February 29, 2020.

***** Period from January 14, 2020 (commencement of operations) through February 29, 2020.

80	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Year Ended February 29, 2020 — (Continued)

	Quality Fund	Resources Fund	Risk Premium Fund
Investment Income:

Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$125,395,210	$20,719,444	$33,019

Dividends from affiliated issuers (Note 10)	320,784	192,534	—

Interest	2,475,295	2,662	6,584,144

Securities lending income from affiliated issuers (net)	—	333,999	—

Securities lending income (net)	—	5,839	—

Total investment income	128,191,289	21,254,478	6,617,163

Expenses:

Management fee (Note 5)	21,913,008	2,633,691	716,382

Shareholder service fee – Class III (Note 5)	4,898,665	289,165	6,825

Shareholder service fee – Class IV (Note 5)	1,109,284	333,962	—

Shareholder service fee – Class VI (Note 5)	1,251,604	—	155,102

Shareholder service fee – Class R6 (Note 5)	38,579 *	—	—

Shareholder service fee – Class I (Note 5)	25,058 **	—	—

Audit and tax fees	109,167	93,209	57,052

Custodian, fund accounting agent and transfer agent fees	847,537	254,529	54,052

Legal fees	250,211	34,088	2,603

Registration fees	21,467	2,255	306

Trustees’ fees and related expenses (Note 5)	189,660	15,963	9,189

Miscellaneous	46,089	19,551	21,538

Total expenses	30,700,329	3,676,413	1,023,049

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(1,161,510)	—	(140,801)

Indirectly incurred management fees waived or borne by GMO (Note 5)	(8,382)	(13,867)	—

Net expenses	29,530,437	3,662,546	882,248

Net investment income (loss)	98,660,852	17,591,932	5,734,915

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers	659,437,864	20,021,403	501,658

Investments in affiliated issuers	—	57,947	—

Written options	—	—	19,414,570

Foreign currency and foreign currency related transactions	(117,804)	(74,284)	(12,956)

Net realized gain (loss)	659,320,060 ***	20,005,066	19,903,272

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers	(90,509,798)	(82,393,365)	113,881

Investments in affiliated issuers	62,821	7,302	—

Written options	—	—	(3,523,983)

Foreign currency and foreign currency related transactions	193,908	(60,773)	(2)

Net change in unrealized appreciation (depreciation)	(90,253,069)	(82,446,836)	(3,410,104)

Net realized and unrealized gain (loss)	569,066,991	(62,441,770)	16,493,168

Net increase (decrease) in net assets resulting from operations	$667,727,843	$(44,849,838)	$22,228,083

(a) Withholding tax:	$4,209,820	$1,600,097	$—

* Period from November 12, 2019 (commencement of operations) through February 29, 2020.
** Period from September 26, 2019 (commencement of operations) through February 29, 2020.
*** For the details related to in-kind redemption realized gain (loss) please refer to Note 6.

See accompanying notes to the financial statements.	81

GMO Trust Funds

Statements of Operations — Year Ended February 29, 2020 — (Continued)

	Tax-Managed International Equities Fund	U.S. Equity Fund	U.S. Small Cap Value Fund*
Investment Income:

Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$1,778,233	$14,277,095	$5,633,039

Dividends from affiliated issuers (Note 10)	12,633	192,117	63,913

Interest	2,431	5,321	6,521

Total investment income	1,793,297	14,474,533	5,703,473

Expenses:

Management fee (Note 5)	219,748	2,116,883	829,478

Shareholder service fee – Class III (Note 5)	65,924	168,443	—

Shareholder service fee – Class VI (Note 5)	—	313,814	147,165

Organizational expenses	—	—	33,074

Audit and tax fees	148,312	65,993	71,688

Custodian, fund accounting agent and transfer agent fees	96,394	93,642	62,987

Legal fees	16,056	32,982	13,769

Registration fees	2,792	15,669	8,493

Trustees’ fees and related expenses (Note 5)	1,187	18,982	8,037

Miscellaneous	41,483 **	10,591	7,651

Total expenses	591,896	2,836,999	1,182,342

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(237,988)	(203,957)	—

Indirectly incurred management fees waived or borne by GMO (Note 5)	(363)	(4,464)	(2,786)

Net expenses	353,545	2,628,578	1,179,556

Net investment income (loss)	1,439,752	11,845,955	4,523,917

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	2,777,845	66,355,941	(2,997,024)

Investments in affiliated issuers	1,131	28,714	17,448

Futures contracts	95,005	1,440,421	393,168

Foreign currency and foreign currency related transactions	(3,467)	—	—

Net realized gain (loss)	2,870,514	67,825,076	(2,586,408)

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers	(2,946,309)	(43,217,302)	(46,042,250)

Investments in affiliated issuers	864	2,929	15,999

Futures contracts	(18,682)	(353,593)	(790,370)

Foreign currency and foreign currency related transactions	(557)	—	—

Net change in unrealized appreciation (depreciation)	(2,964,684)	(43,567,966)	(46,816,621)

Net realized and unrealized gain (loss)	(94,170)	24,257,110	(49,403,029)

Net increase (decrease) in net assets resulting from operations	$1,345,582	$36,103,065	$(44,879,112)

(a) Withholding tax:	$170,973	$5,089	$3,702

(b) Foreign capital gains tax on net realized gain (loss):	$(1,738)	$—	$—

* Period from July 2, 2019 (commencement of operations) through February 29, 2020.

** Includes $26,776 of pricing related fees.

82	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets

	Climate Change Fund			Emerging Domestic Opportunities Fund
	Year Ended February 28/29,			Year Ended February 28/29,
	2020		2019	2020		2019
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$2,172,426		$1,346,161	$23,082,264		$20,044,450

Net realized gain (loss)	1,027,040		(1,431,314)	67,107,061		(127,744,286)

Change in net unrealized appreciation (depreciation)	2,837,109		(3,616,090)	(54,844,542)		(244,700,095)

Net increase (decrease) in net assets from operations	6,036,575		(3,701,243)	35,344,783		(352,399,931)

Distributions to shareholders:

Class II	—		—	(16,547,112)		(58,173,249)

Class III	(4,994,590)		(2,281,150)	(7,732,788)		(16,664,610)

Class IV	—		—	—	***	(30,066,257)

Class V	—		—	(27,277,084)		(110,722,387)

Total distributions	(4,994,590)		(2,281,150)	(51,556,984)		(215,626,503)

Net share transactions (Note 9):

Class II	—		—	(170,009,264)		(74,397,372)

Class III	6,871,328		92,288,039	(71,925,343)		95,093,123

Class IV	—		—	(114,489,235	)***	(116,279,994)

Class V	—		—	(179,544,003)		(232,636,815)

Class R6	1,239,895	*	—	—		—

Class I	1,000,842	**	—	—		—

Increase (decrease) in net assets resulting from net share transactions	9,112,065		92,288,039	(535,967,845)		(328,221,058)

Purchase premiums and redemption fees (Notes 2 and 9):

Class II	—		—	852,111		1,071,821

Class III	—		—	352,337		288,278

Class IV	—		—	9,845	***	521,236

Class V	—		—	1,096,979		1,798,611

Increase in net assets resulting from purchase premiums and redemption fees	—		—	2,311,272		3,679,946

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	9,112,065		92,288,039	(533,656,573)		(324,541,112)

Total increase (decrease) in net assets	10,154,050		86,305,646	(549,868,774)		(892,567,546)

Net assets:

Beginning of period	112,999,731		26,694,085	1,510,734,308		2,403,301,854

End of period	$123,153,781		$112,999,731	$960,865,534		$1,510,734,308

* Period from January 16, 2020 (commencement of operations) through February 29, 2020.
** Period from February 25, 2020 (commencement of operations) through February 29, 2020.
*** For the period June 25, 2019 to February 29, 2020, Class IV had no shareholders.

See accompanying notes to the financial statements.	83

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Emerging Markets Fund			International Equity Fund
	Year Ended February 28/29,			Year Ended February 28/29,
	2020	2019		2020	2019
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$122,975,774	$127,751,642		$122,498,085	$117,777,794

Net realized gain (loss)	175,446,783	24,002,542		30,579,072	212,193,225

Change in net unrealized appreciation (depreciation)	(297,047,770)	(592,502,767)		(53,383,001)	(855,916,408)

Net increase (decrease) in net assets from operations	1,374,787	(440,748,583)		99,694,156	(525,945,389)

Distributions to shareholders:

Class II	(24,874,314)	(10,504,612)		(508,765)	(599,500)

Class III	(12,473,933)	(9,094,066)		(19,312,559)	(14,500,679)

Class IV	—	(2,729,727	)***	(102,795,751)	(110,761,371)

Class V	— *	(1,128,252	)****	—	—

Class VI	(121,480,286)	(91,069,785)		—	—

Total distributions	(158,828,533)	(114,526,442)		(122,617,075)	(125,861,550)

Net share transactions (Note 9):

Class II	(35,761,782)	23,280,305		(7,576,940)	(2,297,231)

Class III	73,786,338	(72,497,701)		(53,558,079)	95,774,741

Class IV	—	(454,910,684	)***	(550,484,729)	(827,198,795)

Class V	210,170,738 *	(140,260,973	)****	—	—

Class VI	(390,152,634)	(497,156,348)		—	—

Class I	17,404,620 **	—		—	—

Increase (decrease) in net assets resulting from net share transactions	(124,552,720)	(1,141,545,401)		(611,619,748)	(733,721,285)

Purchase premiums and redemption fees (Notes 2 and 9):

Class II	275,184	946,045		—	—

Class III	157,429	779,646		—	—

Class IV	—	335,561	***	—	—

Class V	— *	341,514	****	—	—

Class VI	1,473,861	7,722,684		—	—

Increase in net assets resulting from purchase premiums and redemption fees	1,906,474	10,125,450		—	—

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(122,646,246)	(1,131,419,951)		(611,619,748)	(733,721,285)

Total increase (decrease) in net assets	(280,099,992)	(1,686,694,976)		(634,542,667)	(1,385,528,224)

Net assets:

Beginning of period	3,415,342,061	5,102,037,037		3,682,156,740	5,067,684,964

End of period	$3,135,242,069	$3,415,342,061		$3,047,614,073	$3,682,156,740

* Period from February 26, 2020 through February 29, 2020.
** Period from January 14, 2020 (commencement of operations) through February 29, 2020.
*** For the period February 27, 2019 to February 28, 2019, Class IV had no shareholders.
****For the period February 27, 2019 to February 28, 2019, Class V had no shareholders.

84	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Quality Fund			Resources Fund
	Year Ended February 28/29,			Year Ended February 28/29,
	2020	2019		2020	2019
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$98,660,852	$103,643,153		$17,591,932	$12,729,959

Net realized gain (loss)	659,320,060	930,959,502		20,005,066	13,387,616

Change in net unrealized appreciation (depreciation)	(90,253,069)	(562,001,027)		(82,446,836)	(20,698,398)

Net increase (decrease) in net assets from operations	667,727,843	472,601,628		(44,849,838)	5,419,177

Distributions to shareholders:

Class III	(264,047,724)	(530,443,143)		(6,468,905)	(4,879,976)

Class IV	(78,540,885)	(184,871,739)		(10,675,296)	(11,890,739)

Class V	—	(19,533,549	)***	—	—

Class VI	(181,579,983)	(418,506,416)		—	—

Class R6	(5,847,564)*	—		—	—

Class I	(1,788,658)**	—		—	—

Total distributions	(531,804,814)	(1,153,354,847)		(17,144,201)	(16,770,715)

Net share transactions (Note 9):

Class III	66,851,883	(140,991,013)		55,398,679	116,726,107

Class IV	(315,166,090)	306,012,923		12,711,805	50,370,121

Class V	—	(146,462,078	)***	—	—

Class VI	(209,718,124)	(1,106,099,682)		—	—

Class R6	85,664,922 *	—		—	—

Class I	87,540,552 **	—		—	—

Increase (decrease) in net assets resulting from net share transactions	(284,826,857)	(1,087,539,850)		68,110,484	167,096,228

Purchase premiums and redemption fees (Notes 2 and 9):

Class III	—	—		90,346	117,010

Class IV	—	—		151,328	382,165

Increase in net assets resulting from purchase premiums and redemption fees	—	—		241,674	499,175

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(284,826,857)	(1,087,539,850)		68,352,158	167,595,403

Total increase (decrease) in net assets	(148,903,828)	(1,768,293,069)		6,358,119	156,243,865

Net assets:

Beginning of period	6,431,772,516	8,200,065,585		506,477,435	350,233,570

End of period	$6,282,868,688	$6,431,772,516		$512,835,554	$506,477,435

* Period from November 12, 2019 (commencement of operations) through February 29, 2020.
** Period from September 26, 2019 (commencement of operations) through February 29, 2020.
*** For the period February 27, 2019 to February 28, 2019, Class V had no shareholders.

See accompanying notes to the financial statements.	85

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Risk Premium Fund		Tax-Managed International Equities Fund
	Year Ended February 28/29,		Year Ended February 28/29,
	2020	2019	2020	2019
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$5,734,915	$6,686,064	$1,439,752	$1,254,251

Net realized gain (loss)	19,903,272	(5,493,380)	2,870,514	7,665,771

Change in net unrealized appreciation (depreciation)	(3,410,104)	1,178,150	(2,964,684)	(15,716,656)

Net increase (decrease) in net assets from operations	22,228,083	2,370,834	1,345,582	(6,796,634)

Distributions to shareholders:

Class III	(50,962)	(206,499)	(1,766,064)	(2,943,415)

Class VI	(16,150,902)	(5,195,070)	—	—

Total distributions	(16,201,864)	(5,401,569)	(1,766,064)	(2,943,415)

Net share transactions (Note 9):

Class III	(8,781,400)	8,376,914	(12,091,123)	(10,302,487)

Class VI	(421,310,127)	309,502,515	—	—

Increase (decrease) in net assets resulting from net share transactions	(430,091,527)	317,879,429	(12,091,123)	(10,302,487)

Purchase premiums and redemption fees (Notes 2 and 9):

Class III	—	365	—	—

Class VI	—	14,488	—	—

Increase in net assets resulting from purchase premiums and redemption fees	—	14,853	—	—

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(430,091,527)	317,894,282	(12,091,123)	(10,302,487)

Total increase (decrease) in net assets	(424,065,308)	314,863,547	(12,511,605)	(20,042,536)

Net assets:

Beginning of period	460,535,145	145,671,598	48,739,196	68,781,732

End of period	$36,469,837	$460,535,145	$36,227,591	$48,739,196

86	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	U.S. Equity Fund		U.S. Small Cap Value Fund
	Year Ended February 28/29,		Period from July 2, 2019 (commencement of operations) through February 29, 2020
	2020	2019
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$11,845,955	$17,688,297	$4,523,917

Net realized gain (loss)	67,825,076	117,016,371	(2,586,408)

Change in net unrealized appreciation (depreciation)	(43,567,966)	(106,845,488)	(46,816,621)

Net increase (decrease) in net assets from operations	36,103,065	27,859,180	(44,879,112)

Distributions to shareholders:

Class III	(12,516,573)	(13,063,087)	—

Class IV	—	(6,281,717)*	—

Class V	—	(6,695,554)**	—

Class VI	(55,465,712)	(143,083,400)	(3,801,218)

Total distributions	(67,982,285)	(169,123,758)	(3,801,218)

Net share transactions (Note 9):

Class III	(39,804,661)	65,735,804	—

Class IV	—	(30,951,432)*	—

Class V	—	(52,152,440)**	—

Class VI	(368,797,179)	(325,171,818)	464,188,638

Increase (decrease) in net assets resulting from net share transactions	(408,601,840)	(342,539,886)	464,188,638

Total increase (decrease) in net assets	(440,481,060)	(483,804,464)	415,508,308

Net assets:

Beginning of period	889,911,882	1,373,716,346	—

End of period	$449,430,822	$889,911,882	$415,508,308

* For the period February 27, 2019 to February 28, 2019, Class IV had no shareholders.
** For the period February 27, 2019 to February 28, 2019, Class V had no shareholders.

See accompanying notes to the financial statements.	87

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CLIMATE CHANGE FUND

	Class III Shares					Class R6 Shares		Class I Shares
	Year Ended February 28/29,			Period from April 5, 2017 (commencement of operations) through February 28, 2018		Period from January 16, 2020 (commencement of operations) through February 29, 2020		Period from February 25, 2020 (commencement of operations) through February 29, 2020
	2020		2019
Net asset value, beginning of period	$22.04		$23.81	$20.00		$24.55		$23.37

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.41		0.36	0.23		0.01		0.01
Net realized and unrealized gain (loss)	0.87		(1.61)	4.41		(2.20)		(1.02)

Total from investment operations	1.28		(1.25)	4.64		(2.19)		(1.01)

Less distributions to shareholders:
From net investment income	(0.45)		(0.26)	(0.22)		—		—
From net realized gains	(0.51)		(0.26)	(0.61)		—		—

Total distributions	(0.96)		(0.52)	(0.83)		—		—

Net asset value, end of period	$22.36		$22.04	$23.81		$22.36		$22.36

Total Return(b)	5.66%		(5.22)%	23.28	%**	(8.92	)%**	(4.32	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$121,062		$113,000	$26,694		$1,129		$962
Net expenses to average daily net assets(c)	0.77%		0.75%	0.78	%*	0.77	%*	0.87	%*
Net investment income (loss) to average daily net assets(a)	1.84%		1.61%	1.09	%*	0.40	%*	1.93	%*
Portfolio turnover rate(d)	62%		29%	44	%**	62	%**	62	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.16	%(e)	0.26%	0.73	%*	0.23	%(e)*	0.43	%(e)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 29, 2020, February 28, 2019 and the period ended February 28, 2018, including transactions in USTF was 173%, 121% and 174%, respectively, of the average value of its portfolio.

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

88	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING DOMESTIC OPPORTUNITIES FUND

	Class II Shares									Class III Shares
	Year Ended February 28/29,									Year Ended February 28/29,
	2020		2019		2018		2017		2016	2020		2019		2018		2017		2016
Net asset value, beginning of period	$21.61		$28.86		$22.64		$19.36		$23.99	$21.60		$28.86		$22.64		$19.35		$23.98

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.40		0.24		0.25		0.25		0.34	0.43		0.26		0.27		0.27		0.36
Net realized and unrealized gain (loss)	0.18		(4.58)		6.33		3.68		(4.60)	0.17		(4.59)		6.32		3.68		(4.60)

Total from investment operations	0.58		(4.34)		6.58		3.93		(4.26)	0.60		(4.33)		6.59		3.95		(4.24)

Less distributions to shareholders:
From net investment income	(1.05)		(0.17)		(0.36)		(0.65)		(0.37)	(1.07)		(0.19)		(0.37)		(0.66)		(0.39)
From net realized gains	—		(2.74)		—		—		—	—		(2.74)		—		—		—

Total distributions	(1.05)		(2.91)		(0.36)		(0.65)		(0.37)	(1.07)		(2.93)		(0.37)		(0.66)		(0.39)

Net asset value, end of period	$21.14		$21.61		$28.86		$22.64		$19.36	$21.13		$21.60		$28.86		$22.64		$19.35

Total Return(b)	2.39%		(15.48)%		29.10%		20.62%		(17.91)%	2.49%		(15.43)%		29.17%		20.73%		(17.86)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$292,418		$467,336		$700,211		$603,565		$556,539	$103,063		$176,770		$121,511		$129,068		$242,740
Net expenses to average daily net assets(c)	1.03%		1.04%		1.06%		1.06%		1.07%	0.96%		0.97%		0.99%		0.99%		1.00%
Net investment income (loss) to average daily net assets(a)	1.81%		1.00%		0.96%		1.12%		1.51%	1.94%		1.11%		1.05%		1.26%		1.61%
Portfolio turnover rate	186	%(d)	238	%(d)	201	%(d)	227	%(d)	250%	186	%(d)	238	%(d)	201	%(d)	227	%(d)	250%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%(e)	0.01%		0.02%		0.04%		0.04%	0.02	%(e)	0.01%		0.02%		0.05%		0.04%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.05		$0.05		$0.03		$0.02		$0.04	$0.05		$0.05		$0.02		$0.02		$0.03

	Class V Shares
	Year Ended February 28/29,
	2020		2019		2018		2017		2016
Net asset value, beginning of period	$21.60		$28.85		$22.62		$19.35		$23.98

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.43		0.28		0.29		0.23		0.37
Net realized and unrealized gain (loss)	0.17		(4.60)		6.33		3.73		(4.59)

Total from investment operations	0.60		(4.32)		6.62		3.96		(4.22)

Less distributions to shareholders:
From net investment income	(1.08)		(0.19)		(0.39)		(0.69)		(0.41)
From net realized gains	—		(2.74)		—		—		—

Total distributions	(1.08)		(2.93)		(0.39)		(0.69)		(0.41)

Net asset value, end of period	$21.12		$21.60		$28.85		$22.62		$19.35

Total Return(b)	2.50%		(15.37)%		29.31%		20.78%		(17.79)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$565,384		$755,613		$1,280,851		$948,052		$322,379
Net expenses to average daily net assets(c)	0.89%		0.90%		0.92%		0.93%		0.94%
Net investment income (loss) to average daily net assets(a)	1.94%		1.19%		1.09%		1.04%		1.65%
Portfolio turnover rate	186	%(d)	238	%(d)	201	%(d)	227	%(d)	250%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%(e)	0.01%		0.02%		0.05%		0.04%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.04		$0.05		$0.03		$0.03		$0.04
(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 235%, 254%, 254% and 271%, respectively, of the average value of its portfolio.

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	89

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING MARKETS FUND

	Class II Shares									Class III Shares
	Year Ended February 28/29,									Year Ended February 28/29,
	2020		2019		2018		2017(a)		2016(a)	2020		2019		2018		2017(a)		2016(a)
Net asset value, beginning of period	$32.23		$36.42		$29.98		$22.80		$30.48	$32.32		$36.51		$30.05		$22.83		$30.57

Income (loss) from investment operations:
Net investment income (loss)(b)†	1.13		1.01		0.75		0.57		0.72	1.21		1.01		0.72		0.57		0.66
Net realized and unrealized gain (loss)	(1.02)		(4.22)		6.58		7.22		(7.59)	(1.09)		(4.21)		6.64		7.27		(7.56)

Total from investment operations	0.11		(3.21)		7.33		7.79		(6.87)	0.12		(3.20)		7.36		7.84		(6.90)

Less distributions to shareholders:
From net investment income	(1.59)		(0.98)		(0.89)		(0.61)		(0.81)	(1.60)		(0.99)		(0.90)		(0.62)		(0.84)

Total distributions	(1.59)		(0.98)		(0.89)		(0.61)		(0.81)	(1.60)		(0.99)		(0.90)		(0.62)		(0.84)

Net asset value, end of period	$30.75		$32.23		$36.42		$29.98		$22.80	$30.84		$32.32		$36.51		$30.05		$22.83

Total Return(c)	(0.11)%		(8.57)%		24.66%		34.47%		(22.76)%	(0.08)%		(8.51)%		24.71%		34.67%		(22.80)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$397,798		$451,720		$479,640		$498,564		$532,366	$333,779		$277,824		$390,827		$301,786		$189,907
Net expenses to average daily net assets(d)	0.93%		0.93%		0.96%		1.07%		1.09%	0.88%		0.88%		0.91%		1.01%		1.04%
Net investment income (loss) to average daily net assets(b)	3.44%		3.09%		2.25%		2.08%		2.57%	3.68%		3.08%		2.14%		2.07%		2.45%
Portfolio turnover rate	100	%(e)	98	%(e)	87	%(e)	62	%(e)	104%	100	%(e)	98	%(e)	87	%(e)	62	%(e)	104%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.13	%(f)	0.13%		0.13%		0.04%		0.03%	0.11	%(f)	0.11%		0.11%		0.03%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.02		$0.08		$0.11		$0.09	(a)	$0.10 (a)	$0.02		$0.08		$0.11		$0.09	(a)	$0.10 (a)

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 123%, 128%, 117% and 80%, respectively, of the average value of its portfolio.

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

90	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class V Shares												Class VI Shares
	Period from February 26, 2020 through February 29, 2020(a)		Period from March 1, 2018 through February 26, 2019(a)		Year Ended February 28/29,								Year Ended February 28/29,
					2018		2017(b)		2016(b)	2015(b)	2014(b)		2020		2019		2018		2017(b)		2016(b)
Net asset value, beginning of period	$31.35		$36.07		$29.70		$22.59		$30.24	$30.39	$34.98		$32.00		$36.16		$29.77		$22.62		$30.30

Income (loss) from investment operations:
Net investment income (loss)(c)†	0.00	(d)	1.40		0.77		0.61		0.72	0.87	0.78		1.23		1.06		0.78		0.63		0.69
Net realized and unrealized gain (loss)	(0.83)		(4.14)		6.53		7.15		(7.50)	0.00 (d)	(4.50)		(1.07)		(4.19)		6.56		7.17		(7.50)

Total from investment operations	(0.83)		(2.74)		7.30		7.76		(6.78)	0.87	(3.72)		0.16		(3.13)		7.34		7.80		(6.81)

Less distributions to shareholders:
From net investment income	—		(0.99)		(0.93)		(0.65)		(0.87)	(1.02)	(0.87)		(1.64)		(1.03)		(0.95)		(0.65)		(0.87)

Total distributions	—		(0.99)		(0.93)		(0.65)		(0.87)	(1.02)	(0.87)		(1.64)		(1.03)		(0.95)		(0.65)		(0.87)

Net asset value, end of period	$30.52		$32.34		$36.07		$29.70		$22.59	$30.24	$30.39		$30.52		$32.00		$36.16		$29.77		$22.62

Total Return(e)	(2.65	)%**	(7.31	)%**	24.83%		34.67%		(22.67)%	2.93%	(10.74)%		0.05%		(8.39)%		24.90%		34.83%		(22.71)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$204,615		$27,261		$170,962		$110,257		$269,570	$170,125	$406,384		$2,182,893		$2,685,798		$3,575,505		$3,524,022		$3,661,271
Net expenses to average daily net assets(f)	0.74	%*	0.78	%*	0.81%		0.91%		0.94%	0.92%	0.91	%(g)	0.75%		0.75%		0.78%		0.89%		0.91%
Net investment income (loss) to average daily net assets(c)	0.00	%(h)*	4.27	%*	2.29%		2.24%		2.69%	2.77%	2.39%		3.76%		3.25%		2.36%		2.32%		2.61%
Portfolio turnover rate	100	%(i)**	98	%(i)**	87	%(i)	62	%(i)	104%	94%	98%		100	%(i)	98	%(i)	87	%(i)	62	%(i)	104%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.15	%(j)*	0.14	%*	0.14%		0.06%		0.04%	0.04%	0.04%		0.15	%(j)	0.14%		0.14%		0.06%		0.04%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	—		$0.09		$0.11		$0.08	(b)	$0.10 (b)	$0.10 (b)	$0.10	(b)	$0.02		$0.08		$0.11		$0.08	(b)	$0.09 (b)

	Class I Shares
	Period from January 14, 2020 (commencement of operations) through February 29, 2020
Net asset value, beginning of period	$35.29

Income (loss) from investment operations:
Net investment income (loss)(c)†	0.00	(d)
Net realized and unrealized gain (loss)	(4.54)

Total from investment operations	(4.54)

Net asset value, end of period	$30.75

Total Return(e)	(12.86	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$16,158
Net expenses to average daily net assets(f)	0.94	%*
Net investment income (loss) to average daily net assets(c)	(0.05	)%*
Portfolio turnover rate(i)	100	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.19	%(j)*
(a)	For period from February 27, 2019 to February 25, 2020, Class V had no shareholders.
(b)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(c)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(d)	Rounds to less than $0.01.
(e)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(g)	The net expense ratio does not include the effect of expense reductions (Note 2).
(h)	Rounds to less than 0.01%.
(i)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 123%, 128%, 117% and 80%, respectively, of the average value of its portfolio.

(j)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	91

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND

	Class II Shares									Class III Shares
	Year Ended February 28/29,									Year Ended February 28/29,
	2020		2019		2018		2017		2016	2020		2019		2018		2017		2016
Net asset value, beginning of period	$20.08		$23.63		$20.18		$18.17		$23.43	$20.33		$23.92		$20.41		$18.38		$23.70

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.72		0.57		0.41		0.70		0.57	0.70		0.57		0.61		0.63		0.59
Net realized and unrealized gain (loss)	(0.22)		(3.45)		3.78		2.07		(5.19)	(0.17)		(3.47)		3.64		2.19		(5.25)

Total from investment operations	0.50		(2.88)		4.19		2.77		(4.62)	0.53		(2.90)		4.25		2.82		(4.66)

Less distributions to shareholders:
From net investment income	(0.75)		(0.67)		(0.74)		(0.76)		(0.64)	(0.77)		(0.69)		(0.74)		(0.79)		(0.66)

Total distributions	(0.75)		(0.67)		(0.74)		(0.76)		(0.64)	(0.77)		(0.69)		(0.74)		(0.79)		(0.66)

Net asset value, end of period	$19.83		$20.08		$23.63		$20.18		$18.17	$20.09		$20.33		$23.92		$20.41		$18.38

Total Return(b)	2.19%		(12.07)%		20.85%		15.45%		(19.99)%	2.29%		(12.02)%		20.96%		15.53%		(19.95)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,802		$18,202		$23,736		$10,302		$81,206	$452,165		$507,195		$485,782		$731,060		$1,043,305
Net expenses to average daily net assets(c)	0.73%		0.73%		0.72%		0.72%		0.72%	0.66%		0.66%		0.65%		0.65%		0.65%
Net investment income (loss) to average daily net assets(a)	3.52%		2.64%		1.77%		3.62%		2.65%	3.36%		2.64%		2.68%		3.16%		2.70%
Portfolio turnover rate	46	%(d)	41	%(d)	45	%(d)	27	%(d)	75%	46	%(d)	41	%(d)	45	%(d)	27	%(d)	75%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%(e)	0.02%		0.04%		0.04%		0.04%	0.03	%(e)	0.02%		0.04%		0.04%		0.04%

	Class IV Shares
	Year Ended February 28/29,
	2020		2019		2018		2017		2016
Net asset value, beginning of period	$20.29		$23.87		$20.38		$18.36		$23.66

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.74		0.63		0.56		0.63		0.62
Net realized and unrealized gain (loss)	(0.20)		(3.51)		3.69		2.19		(5.25)

Total from investment operations	0.54		(2.88)		4.25		2.82		(4.63)

Less distributions to shareholders:
From net investment income	(0.78)		(0.70)		(0.76)		(0.80)		(0.67)

Total distributions	(0.78)		(0.70)		(0.76)		(0.80)		(0.67)

Net asset value, end of period	$20.05		$20.29		$23.87		$20.38		$18.36

Total Return(b)	2.34%		(11.95)%		20.98%		15.57%		(19.85)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,584,648		$3,156,760		$4,558,167		$5,072,024		$7,051,400
Net expenses to average daily net assets(c)	0.60%		0.60%		0.59%		0.59%		0.59%
Net investment income (loss) to average daily net assets(a)	3.53%		2.89%		2.45%		3.19%		2.80%
Portfolio turnover rate	46	% (d)	41	%(d)	45	%(d)	27	%(d)	75%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%(e)	0.02%		0.04%		0.04%		0.04%
(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 65%, 54%, 61% and 50%, respectively, of the average value of its portfolio.

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

92	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

QUALITY FUND

	Class III Shares									Class IV Shares
	Year Ended February 28/29,									Year Ended February 28/29,
	2020		2019		2018		2017		2016	2020		2019		2018		2017		2016
Net asset value, beginning of period	$22.28		$25.13		$22.05		$18.99		$22.98	$22.32		$25.17		$22.08		$19.01		$23.01

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.35		0.35		0.36		0.35		0.38	0.37		0.36		0.37		0.36		0.39
Net realized and unrealized gain (loss)	2.15		1.21		4.70		3.44		(1.04)	2.14		1.22		4.70		3.45		(1.05)

Total from investment operations	2.50		1.56		5.06		3.79		(0.66)	2.51		1.58		5.07		3.81		(0.66)

Less distributions to shareholders:
From net investment income	(0.36)		(0.39)		(0.41)		(0.35)		(0.42)	(0.36)		(0.41)		(0.41)		(0.36)		(0.43)
From net realized gains	(1.65)		(4.02)		(1.57)		(0.38)		(2.91)	(1.65)		(4.02)		(1.57)		(0.38)		(2.91)

Total distributions	(2.01)		(4.41)		(1.98)		(0.73)		(3.33)	(2.01)		(4.43)		(1.98)		(0.74)		(3.34)

Net asset value, end of period	$22.77		$22.28		$25.13		$22.05		$18.99	$22.82		$22.32		$25.17		$22.08		$19.01

Total Return(b)	10.64%		6.86%		23.32%		20.25%		(2.89)%	10.70%		6.91%		23.37%		20.33%		(2.88)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,195,240		$3,065,461		$3,524,103		$3,587,627		$3,968,156	$852,866		$1,139,024		$957,900		$1,222,874		$1,294,033
Net expenses to average daily net assets(c)	0.48%		0.48%		0.48%		0.48%		0.48%	0.44%		0.44%		0.44%		0.44%		0.44%
Net investment income (loss) to average daily net assets(a)	1.44%		1.42%		1.48%		1.72%		1.79%	1.52%		1.46%		1.53%		1.76%		1.83%
Portfolio turnover rate	17	%(d)	18	%(d)	10	%(d)	29	%(d)	37%	17	%(d)	18	%(d)	10	%(d)	29	%(d)	37%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%(e)	0.02%		0.02%		0.02%		0.02%	0.02	%(e)	0.02%		0.02%		0.02%		0.02%

	Class VI Shares									Class R6 Shares		Class I Shares
	Year Ended February 28/29,									Period from November 12, 2019 (Commencement of operations) through February 29, 2020		Period from September 26, 2019 (Commencement of operations) through February 29, 2020
	2020		2019		2018		2017		2016
Net asset value, beginning of period	$22.28		$25.13		$22.05		$18.99		$22.99	$25.21		$23.95

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.37		0.38		0.38		0.36		0.40	0.10		0.12
Net realized and unrealized gain (loss)	2.15		1.21		4.70		3.46		(1.04)	(0.83)		0.39

Total from investment operations	2.52		1.59		5.08		3.82		(0.64)	(0.73)		0.51

Less distributions to shareholders:
From net investment income	(0.38)		(0.42)		(0.43)		(0.38)		(0.45)	(0.32)		(0.31)
From net realized gains	(1.65)		(4.02)		(1.57)		(0.38)		(2.91)	(1.40)		(1.40)

Total distributions	(2.03)		(4.44)		(2.00)		(0.76)		(3.36)	(1.72)		(1.71)

Net asset value, end of period	$22.77		$22.28		$25.13		$22.05		$18.99	$22.76		$22.75

Total Return(b)	10.73%		6.96%		23.43%		20.39%		(2.83)%	(3.39	)%**	1.62	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,077,277		$2,227,287		$3,561,976		$3,359,025		$1,732,420	$77,375		$80,110
Net expenses to average daily net assets(c)	0.39%		0.39%		0.39%		0.39%		0.39%	0.49	%*	0.57	%*
Net investment income (loss) to average daily net assets(a)	1.55%		1.54%		1.57%		1.73%		1.88%	1.31	%*	1.13	%*
Portfolio turnover rate	17	%(d)	18	%(d)	10	%(d)	29	%(d)	37%	17	%**	17	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%(e)	0.02%		0.02%		0.02%		0.02%	0.02	%(e)*	0.02	%(e)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 17%, 20%, 23% and 48%, respectively, of the average value of its portfolio.

(e)	Ratios include indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	93

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

RESOURCES FUND

	Class III Shares									Class IV Shares
	Year Ended February 28/29,									Year Ended February 28/29,
	2020		2019		2018		2017		2016	2020		2019		2018		2017		2016
Net asset value, beginning of period	$20.31		$20.88		$17.31		$11.74		$16.33	$20.24		$20.81		$17.25		$11.71		$16.28

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.65		0.54		0.33		0.30		0.47	0.68		0.62		0.38		0.34		0.46
Net realized and unrealized gain (loss)	(2.22)		(0.37)		4.02		5.75		(4.67)	(2.22)		(0.46)		3.97		5.68		(4.63)

Total from investment operations	(1.57)		0.17		4.35		6.05		(4.20)	(1.54)		0.16		4.35		6.02		(4.17)

Less distributions to shareholders:
From net investment income	(0.63)		(0.74)		(0.78)		(0.48)		(0.39)	(0.64)		(0.73)		(0.79)		(0.48)		(0.40)

Total distributions	(0.63)		(0.74)		(0.78)		(0.48)		(0.39)	(0.64)		(0.73)		(0.79)		(0.48)		(0.40)

Net asset value, end of period	$18.11		$20.31		$20.88		$17.31		$11.74	$18.06		$20.24		$20.81		$17.25		$11.71

Total Return(b)	(8.14)%		0.99%		26.00%		51.75%		(25.76)%	(8.03)%		0.98%		26.12%		51.72%		(25.68)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$201,320		$169,523		$54,037		$22,562		$13,864	$311,515		$336,954		$296,196		$190,260		$170,919
Net expenses to average daily net assets(c)	0.73%		0.74	%(d)	0.76	%(d)	0.77%		0.77%	0.68%		0.70	%(d)	0.71	%(d)	0.72%		0.72%
Net investment income (loss) to average daily net assets(a)	3.24%		2.68%		1.77%		1.99%		3.36%	3.40%		3.06%		2.04%		2.26%		3.31%
Portfolio turnover rate	37	%(e)	35	%(e)	48	%(e)	29	%(e)	130%	37	%(e)	35	%(e)	48	%(e)	29	%(e)	130%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(a)	0.00	%(f)(g)	—		0.06%		0.10%		0.10%	0.00	%(f)(g)	—		0.06%		0.10%		0.11%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.01		$0.02		$0.05		$0.02		$0.03	$0.01		$0.02		$0.04		$0.02		$0.02

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Includes recoupment of past reimbursed and/or waived fees (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 101%, 69%, 85% and 40%, respectively, of the average value of its portfolio.

(f)	Ratio includes indirect fees waived or borne by GMO.
(g)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.

94	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

RISK PREMIUM FUND

	Class III Shares					Class VI Shares
	Year Ended February 28/29,					Year Ended February 28/29,
	2020	2019	2018	2017(a)	2016(a)	2020	2019	2018	2017(a)		2016(a)
Net asset value, beginning of period	$26.79	$26.74	$29.93	$26.91	$29.73	$26.94	$26.88	$30.07	$27.00		$29.82

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.55	0.46	0.10	(0.05)	(0.12)	0.55	0.49	0.14	(0.02)		(0.12)
Net realized and unrealized gain (loss)	(0.60)	(0.05)	1.78	5.22	(0.30)	(0.54)	(0.04)	1.78	5.24		(0.30)

Total from investment operations	(0.05)	0.41	1.88	5.17	(0.42)	0.01	0.45	1.92	5.22		(0.42)

Less distributions to shareholders:
From net investment income	(0.12)	(0.36)	(0.06)	—	—	(0.55)	(0.39)	(0.10)	—		—
From net realized gains	(0.73)	—	(5.01)	(2.15)	(2.40)	(0.73)	—	(5.01)	(2.15)		(2.40)

Total distributions	(0.85)	(0.36)	(5.07)	(2.15)	(2.40)	(1.28)	(0.39)	(5.11)	(2.15)		(2.40)

Net asset value, end of period	$25.89	$26.79	$26.74	$29.93	$26.91	$25.67	$26.94	$26.88	$30.07		$27.00

Total Return(c)	(0.37)%	1.57%	6.09%	19.50%	(1.66)%	(0.22)%	1.69%	6.17%	19.62%		(1.65)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,477	$10,922	$3,434	$5,049	$6,807	$33,992	$449,614	$142,238	$155,375		$223,854
Net expenses to average daily net assets	0.40%	0.50%	0.60%	0.61%	0.60%	0.31%	0.40%	0.51%	0.51%		0.51%
Net investment income (loss) to average daily net assets(b)	2.03%	1.70%	0.34%	(0.16)%	(0.45)%	2.00%	1.80%	0.47%	(0.07	) %	(0.37	) %
Portfolio turnover rate	42%	16%	0%	0%	0%	42%	16%	0%	0%		0%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04%	0.04%	0.08%	0.06%	0.05%	0.05%	0.04%	0.08%	0.06%		0.05%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	—	$0.00 (d)	$0.01	$0.02 (a)	$0.08 (a)	—	$0.00 (d)	$0.01	$0.02	(a)	$0.07	(a)

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	95

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

TAX-MANAGED INTERNATIONAL EQUITIES FUND

	Class III Shares
	Year Ended February 28/29,
	2020		2019		2018		2017		2016
Net asset value, beginning of period	$13.82		$17.00		$14.28		$12.92		$16.80

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.46		0.37		0.38		0.41		0.40
Net realized and unrealized gain (loss)	(0.10)		(2.63)		2.84		1.50		(3.82)

Total from investment operations	0.36		(2.26)		3.22		1.91		(3.42)

Less distributions to shareholders:
From net investment income	(0.61)		(0.39)		(0.50)		(0.55)		(0.46)
From net realized gains	—		(0.53)		—		—		—

Total distributions	(0.61)		(0.92)		(0.50)		(0.55)		(0.46)

Net asset value, end of period	$13.57		$13.82		$17.00		$14.28		$12.92

Total Return(b)	2.31%		(13.50)%		22.70%		15.05%		(20.63)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$36,228		$48,739		$68,782		$115,733		$215,977
Net expenses to average daily net assets(c)	0.80%		0.79%		0.70%		0.68%		0.66%
Net investment income (loss) to average daily net assets(a)	3.28%		2.47%		2.35%		2.95%		2.59%
Portfolio turnover rate	52	%(d)	63	%(d)	43	%(d)	47	%(d)	79%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.54	%(e)	0.54%		0.34%		0.23%		0.14%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 65%, 117%, 80% and 54%, respectively, of the average value of its portfolio.

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

96	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

U.S. EQUITY FUND

	Class III Shares									Class VI Shares
	Year Ended February 28/29,									Year Ended February 28/29,
	2020		2019		2018		2017		2016	2020		2019		2018		2017		2016
Net asset value, beginning of period	$13.07		$15.41		$15.14		$13.79		$16.61	$12.97		$15.31		$15.06		$13.73		$16.54

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.22		0.23		0.27		0.27		0.24	0.23		0.24		0.29		0.27		0.26
Net realized and unrealized gain (loss)	0.21		(0.04	)(b)	1.73		2.89		(1.20)	0.20		(0.04	)(b)	1.71		2.89		(1.19)

Total from investment operations	0.43		0.19		2.00		3.16		(0.96)	0.43		0.20		2.00		3.16		(0.93)

Less distributions to shareholders:
From net investment income	(0.32)		(0.26)		(0.28)		(0.34)		(0.26)	(0.33)		(0.27)		(0.30)		(0.36)		(0.28)
From net realized gains	(1.29)		(2.27)		(1.45)		(1.47)		(1.60)	(1.29)		(2.27)		(1.45)		(1.47)		(1.60)

Total distributions	(1.61)		(2.53)		(1.73)		(1.81)		(1.86)	(1.62)		(2.54)		(1.75)		(1.83)		(1.88)

Net asset value, end of period	$11.89		$13.07		$15.41		$15.14		$13.79	$11.78		$12.97		$15.31		$15.06		$13.73

Total Return(c)	2.51%		1.94%		13.76%		23.59%		(6.17)%	2.53%		2.05%		13.84%		23.68%		(6.02)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$83,738		$131,198		$77,297		$109,726		$194,615	$365,693		$758,714		$1,200,008		$1,469,935		$3,838,628
Net expenses to average daily net assets(d)	0.46%		0.46%		0.46%		0.46%		0.46%	0.37%		0.37%		0.37%		0.37%		0.37%
Net investment income (loss) to average daily net assets(a)	1.64%		1.62%		1.78%		1.80%		1.57%	1.75%		1.68%		1.88%		1.87%		1.68%
Portfolio turnover rate	72	%(e)	89	%(e)	79	%(e)	66	%(e)	89%	72	%(e)	89	%(e)	79	%(e)	66	%(e)	89%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%(f)	0.03%		0.02%		0.02%		0.02%	0.03	%(f)	0.03%		0.02%		0.02%		0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 88%, 105%, 100% and 91%, respectively, of the average value of its portfolio.

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	97

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout the period)

U.S. SMALL CAP VALUE FUND

	Class VI Shares
	Period from July 2, 2019 (commencement of operations) through February 29, 2020
Net asset value, beginning of period	$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.23
Net realized and unrealized gain (loss)	(1.99)

Total from investment operations	(1.76)

Less distributions to shareholders:
From net investment income	(0.18)

Total distributions	(0.18)

Net asset value, end of period	$18.06

Total Return(b)	(8.95	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$415,508
Net expenses to average daily net assets(c)	0.44	%*
Net investment income (loss) to average daily net assets(a)	1.69	%*
Portfolio turnover rate(d)	56	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(e)(f)*
(a)	Net investment income is affected by the timing of the declaration of dividends by other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended February 29, 2020, including transactions in USTF, was 69% of the average value of its portfolio.

(e)	Ratio includes indirect fees waived or borne by GMO.
(f)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

98	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

February 29, 2020

1.	Organization

Each of Climate Change Fund, Emerging Domestic Opportunities Fund, Emerging Markets Fund, International Equity Fund, Quality Fund, Resources Fund, Risk Premium Fund, Tax-Managed International Equities Fund, U.S. Equity Fund and U.S. Small Cap Value Fund (commenced operations on July 2, 2019) (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO. The Funds may also invest in other GMO Funds (“underlying funds”). The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Climate Change Fund	Not Applicable	High total return
Emerging Domestic Opportunities Fund	Not Applicable	Total return
Emerging Markets Fund	MSCI Emerging Markets Index	Total return in excess of benchmark
International Equity Fund	Not Applicable	High total return
Quality Fund	Not Applicable	Total return
Resources Fund	Not Applicable	Total return
Risk Premium Fund	Not Applicable	Total return
Tax-Managed International Equities Fund	Not Applicable	High after-tax total return
U.S. Equity Fund	Not Applicable	High total return
U.S. Small Cap Value Fund	Russell 2000 Value Index	Total return in excess of its benchmark

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the year ended February 29, 2020, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; certain equity securities valued based on the last traded exchange price adjusted for the movement in

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

a relevant index and/or a security type conversion discount; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of February 29, 2020:

Description	Level 1	Level 2	Level 3	Total
Climate Change Fund
Asset Valuation Inputs
Common Stocks
Argentina	$1,143,290	$—	$—	$1,143,290
Australia	—	1,449,161	—	1,449,161
Brazil	—	1,264,743	—	1,264,743
Canada	4,017,190	—	—	4,017,190
China	661,618	3,440,221	—	4,101,839
Denmark	—	3,729,059	—	3,729,059
Finland	—	443,584	—	443,584
France	—	10,509,611	—	10,509,611
Germany	—	2,806,542	—	2,806,542
India	—	181,675	—	181,675
Israel	—	1,496,150	—	1,496,150
Italy	—	3,812,135	—	3,812,135
Japan	—	11,274,206	—	11,274,206
Malaysia	—	142,576	—	142,576
Mexico	3,127,132	—	—	3,127,132
Netherlands	—	1,066,662	—	1,066,662
Norway	—	2,322,014	—	2,322,014
Pakistan	—	551,976	—	551,976
Portugal	—	1,063,496	—	1,063,496
Russia	—	5,628,393	—	5,628,393
Spain	—	3,977,345	—	3,977,345
Switzerland	—	1,509,067	—	1,509,067
Taiwan	—	262,947	—	262,947
Thailand	—	316,316	—	316,316
Ukraine	—	913,445	—	913,445
United Kingdom	485,688	3,662,011	—	4,147,699
United States	46,561,218	—	—	46,561,218

TOTAL COMMON STOCKS	55,996,136	61,823,335	—	117,819,471

Preferred Stocks
Chile	3,647,016	—	—	3,647,016

TOTAL PREFERRED STOCKS	3,647,016	—	—	3,647,016

Mutual Funds
United States	8,545,006	—	—	8,545,006

TOTAL MUTUAL FUNDS	8,545,006	—	—	8,545,006

Total Investments	68,188,158	61,823,335	—	130,011,493

Total	$68,188,158	$61,823,335	$—	$130,011,493

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

Description	Level 1	Level 2	Level 3	Total
Emerging Domestic Opportunities Fund
Asset Valuation Inputs
Common Stocks
Belgium	$—	$784,781	$—	$784,781
Brazil	3,329,865	23,359,347	—	26,689,212
Chile	—	3,568,119	—	3,568,119
China	106,081,414	208,247,209	—	314,328,623
Hong Kong	—	9,696,523	—	9,696,523
Hungary	—	195,456	—	195,456
India	2,972,038	80,266,560	—	83,238,598
Indonesia	—	32,396,197	—	32,396,197
Mexico	13,206,347	—	—	13,206,347
Peru	822,966	—	—	822,966
Philippines	—	15,152,480	—	15,152,480
Poland	—	1,800,781	—	1,800,781
Russia	5,039,701	12,136,620	—	17,176,321
South Africa	—	9,379,790	—	9,379,790
South Korea	—	69,672,832	—	69,672,832
Switzerland	—	23,657,721	—	23,657,721
Taiwan	3,941,088	96,154,349	—	100,095,437
Thailand	—	11,754,214	—	11,754,214
Turkey	—	9,328,042	—	9,328,042
United Kingdom	—	1,051,059	—	1,051,059
United States	3,340,359	—	—	3,340,359
Vietnam	—	19,695,349	—	19,695,349

TOTAL COMMON STOCKS	138,733,778	628,297,429	—	767,031,207

Preferred Stocks
Brazil	—	18,213,395	—	18,213,395

TOTAL PREFERRED STOCKS	—	18,213,395	—	18,213,395

Investment Funds
China	13,146,708	6,608,983	—	19,755,691
Mexico	5,855,934	—	—	5,855,934
Russia	26,327,840	—	—	26,327,840
Thailand	—	35,843,526	—	35,843,526
United States	30,094,646	—	—	30,094,646

TOTAL INVESTMENT FUNDS	75,425,128	42,452,509	—	117,877,637

Debt Obligations
United States	10,000,602	—	—	10,000,602

TOTAL DEBT OBLIGATIONS	10,000,602	—	—	10,000,602

Mutual Funds
United States	18,615,329	—	—	18,615,329

TOTAL MUTUAL FUNDS	18,615,329	—	—	18,615,329

Short-Term Investments	5,988,341	—	—	5,988,341

Total Investments	248,763,178	688,963,333	—	937,726,511

Derivatives^
Futures Contracts
Equity Risk	—	2,815,286	—	2,815,286
Swap Contracts
Equity Risk	—	618,942	—	618,942

Total	$248,763,178	$692,397,561	$—	$941,160,739

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

Description	Level 1	Level 2	Level 3	Total
Emerging Domestic Opportunities Fund (continued)
Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(405,915)	$—	$(405,915)
Futures Contracts
Equity Risk	(1,588,160)	—	—	(1,588,160)

Total	$(1,588,160)	$(405,915)	$—	$(1,994,075)

Emerging Markets Fund
Asset Valuation Inputs
Common Stocks
Argentina	$6,308,118	$—	$—	$6,308,118
Chile	—	1,974,624	—	1,974,624
China	134,115,399	1,175,506,399	683,638	1,310,305,436
India	—	71,117,398	—	71,117,398
Indonesia	—	15,685,528	—	15,685,528
Kuwait	—	19,244,911	—	19,244,911
Mexico	34,314,235	—	—	34,314,235
Pakistan	—	19,328,331	—	19,328,331
Philippines	—	7,324,067	—	7,324,067
Poland	—	122,902,179	—	122,902,179
Qatar	—	23,506,170	—	23,506,170
Russia	4,707,318	446,928,086	—	451,635,404
South Africa	—	48,599,469	—	48,599,469
South Korea	—	71,217,867	—	71,217,867
Sri Lanka	—	485,306	—	485,306
Taiwan	9,298,706	552,678,841	—	561,977,547
Thailand	—	18,950,545	—	18,950,545
Turkey	—	39,538,802	—	39,538,802
United Arab Emirates	—	8,346,197	—	8,346,197
United Kingdom	—	20,787,061	—	20,787,061
Vietnam	—	4,130,907	—	4,130,907

TOTAL COMMON STOCKS	188,743,776	2,668,252,688	683,638	2,857,680,102

Preferred Stocks
Colombia	1,694,384	—	—	1,694,384
Russia	—	54,306,374	—	54,306,374
South Korea	—	66,716,587	—	66,716,587
Taiwan	—	1,325,452	—	1,325,452

TOTAL PREFERRED STOCKS	1,694,384	122,348,413	—	124,042,797

Investment Funds
Thailand	—	11,323,691	—	11,323,691
United States	73,377,231	—	—	73,377,231

TOTAL INVESTMENT FUNDS	73,377,231	11,323,691	—	84,700,922

Debt Obligations
United States	24,994,672	—	—	24,994,672

TOTAL DEBT OBLIGATIONS	24,994,672	—	—	24,994,672

Rights/Warrants
South Korea	29,148	—	—	29,148

TOTAL RIGHTS/WARRANTS	29,148	—	—	29,148

Short-Term Investments	38,843,223	—	—	38,843,223

Total Investments	327,682,434	2,801,924,792	683,638	3,130,290,864

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

Description	Level 1	Level 2	Level 3		Total
Emerging Markets Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^
Swap Contracts
Equity Risk	$—	$826,118	$—		$826,118

Total	$327,682,434	$2,802,750,910	$683,638		$3,131,116,982

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(7,037,224)	$—	$—		$(7,037,224)

Total	$(7,037,224)	$—	$—		$(7,037,224)

International Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$100,715,344	$—		$100,715,344
Austria	—	2,203,017	—		2,203,017
Belgium	—	9,840,141	—		9,840,141
Denmark	—	890,406	—		890,406
France	46,930,458	234,687,016	—		281,617,474
Germany	—	152,340,981	—		152,340,981
Hong Kong	—	63,072,758	—		63,072,758
Ireland	13,833,204	688,993	—		14,522,197
Italy	—	162,532,443	—		162,532,443
Japan	—	602,165,505	—		602,165,505
Malta	—	—	0	§	0 §
Netherlands	—	189,599,906	—		189,599,906
New Zealand	—	1,547,720	—		1,547,720
Norway	—	59,582,891	—		59,582,891
Portugal	—	95,358,615	—		95,358,615
Singapore	—	125,427,701	—		125,427,701
Spain	—	178,145,347	—		178,145,347
Sweden	—	121,318,842	—		121,318,842
Switzerland	—	176,477,117	—		176,477,117
United Kingdom	34,357,201	538,173,180	—		572,530,381

TOTAL COMMON STOCKS	95,120,863	2,814,767,923	0	§	2,909,888,786

Preferred Stocks
Germany	—	566,716	—		566,716

TOTAL PREFERRED STOCKS	—	566,716	—		566,716

Short-Term Investments	113,720,099	—	—		113,720,099

Total Investments	208,840,962	2,815,334,639	0	§	3,024,175,601

Total	$208,840,962	$2,815,334,639	$0	§	$3,024,175,601

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(8,650,678)	$—	$—		$(8,650,678)

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

Description	Level 1	Level 2	Level 3		Total
Quality Fund
Asset Valuation Inputs
Common Stocks
Germany	$—	$161,411,016	$—		$161,411,016
Switzerland	—	364,545,961	—		364,545,961
Taiwan	—	189,759,931	—		189,759,931
United Kingdom	—	266,399,673	—		266,399,673
United States	5,171,898,316	—	—		5,171,898,316

TOTAL COMMON STOCKS	5,171,898,316	982,116,581	—		6,154,014,897

Debt Obligations
United States	83,174,419	—	—		83,174,419

TOTAL DEBT OBLIGATIONS	83,174,419	—	—		83,174,419

Mutual Funds
United States	15,768,140	—	—		15,768,140

TOTAL MUTUAL FUNDS	15,768,140	—	—		15,768,140

Short-Term Investments	4,862,490	—	—		4,862,490

Total Investments	5,275,703,365	982,116,581	—		6,257,819,946

Total	$5,275,703,365	$982,116,581	$—		$6,257,819,946

Resources Fund
Asset Valuation Inputs
Common Stocks
Argentina	$6,132,911	$—	$—		$6,132,911
Australia	—	12,246,997	—		12,246,997
Austria	—	3,886,524	—		3,886,524
Brazil	—	4,886,170	—		4,886,170
Canada	13,405,832	—	—		13,405,832
China	—	18,089,316	—		18,089,316
Colombia	4,010,946	—	—		4,010,946
Denmark	—	8,626,562	—		8,626,562
Finland	—	665,815	—		665,815
France	—	16,255,715	—		16,255,715
Germany	—	1,788,964	—		1,788,964
Hungary	—	3,022,207	—		3,022,207
India	—	9,126,511	—		9,126,511
Israel	—	11,126,362	—		11,126,362
Japan	—	17,902,201	—		17,902,201
Mexico	14,621,716	—	—		14,621,716
Norway	—	16,252,954	—		16,252,954
Pakistan	—	2,113,825	—		2,113,825
Poland	—	2,097,053	—		2,097,053
Russia	—	68,350,653	—		68,350,653
Singapore	—	—	0	§	0	§
South Africa	—	4,452,813	—		4,452,813
South Korea	—	664,536	—		664,536
Spain	—	6,195,448	—		6,195,448
Sweden	—	7,189,006	—		7,189,006
Switzerland	—	3,119,749	—		3,119,749
Thailand	—	9,674,442	—		9,674,442
Turkey	—	2,986,987	—		2,986,987
Ukraine	—	2,950,647	—		2,950,647

United Kingdom	—	58,313,560	—		58,313,560
United States	128,020,808	—	—		128,020,808

TOTAL COMMON STOCKS	166,192,213	291,985,017	0	§	458,177,230

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

Description	Level 1	Level 2	Level 3		Total
Resources Fund (continued)
Asset Valuation Inputs (continued)
Preferred Stocks
Brazil	$—	$22,867,278	$—		$22,867,278
Chile	15,089,446	—	—		15,089,446
Russia	—	6,214,898	—		6,214,898

TOTAL PREFERRED STOCKS	15,089,446	29,082,176	—		44,171,622

Rights/Warrants
Singapore	—	—	0	§	0	§

TOTAL RIGHTS/WARRANTS	—	—	0	§	0	§

Mutual Funds
United States	1,832,863	—	—		1,832,863

TOTAL MUTUAL FUNDS	1,832,863	—	—		1,832,863

Short-Term Investments	14,183,217	—	—		14,183,217

Total Investments	197,297,739	321,067,193	0	§	518,364,932

Total	$197,297,739	$321,067,193	$0	§	$518,364,932

Risk Premium Fund
Asset Valuation Inputs
Debt Obligations
United States	$20,301,222	$—	$—		$20,301,222

TOTAL DEBT OBLIGATIONS	20,301,222	—	—		20,301,222

Short-Term Investments	924,955	—	—		924,955

Total Investments	21,226,177	—	—		21,226,177

Total	$21,226,177	$—	$—		$21,226,177

Liability Valuation Inputs
Derivatives^
Written Options
Equity Risk	$(4,024,000)	$—	$—		$(4,024,000)

Tax-Managed International Equities Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,274,613	$—		$1,274,613
Austria	—	18,800	—		18,800
Belgium	—	75,236	—		75,236
Brazil	—	660,972	—		660,972
China	—	794,775	—		794,775
Denmark	—	34,957	—		34,957
France	4,625	3,469,891	—		3,474,516
Germany	—	1,826,471	—		1,826,471
Hong Kong	—	661,248	—		661,248
Hungary	—	75,816	—		75,816
India	—	151,131	—		151,131
Ireland	154,493	221,666	—		376,159
Italy	—	1,770,473	—		1,770,473
Japan	—	7,484,876	—		7,484,876
Malta	—	—	0	§	0	§
Mexico	9,154	—	—		9,154

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

Description	Level 1	Level 2	Level 3		Total
Tax-Managed International Equities Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Netherlands	$—	$2,518,054	$—		$2,518,054
Norway	—	250,150	—		250,150
Philippines	—	10,658	—		10,658
Poland	—	52,074	—		52,074
Portugal	—	928,293	—		928,293
Russia	—	121,385	—		121,385
Singapore	—	705,823	—		705,823
South Africa	—	158,728	—		158,728
South Korea	—	700,195	—		700,195
Spain	—	2,252,007	—		2,252,007
Sweden	—	929,249	—		929,249
Switzerland	—	2,092,447	—		2,092,447
Taiwan	—	444,965	—		444,965
Thailand	—	10,330	—		10,330
Turkey	—	190,633	—		190,633
United Kingdom	405,636	5,022,260	—		5,427,896

TOTAL COMMON STOCKS	573,908	34,908,176	0	§	35,482,084

Preferred Stocks
Brazil	—	9,335	—		9,335
Germany	—	15,871	—		15,871
South Korea	—	1,069	—		1,069

TOTAL PREFERRED STOCKS	—	26,275	—		26,275

Mutual Funds
United States	368,696	—	—		368,696

TOTAL MUTUAL FUNDS	368,696	—	—		368,696

Short-Term Investments	424,200	—	—		424,200

Total Investments	1,366,804	34,934,451	0	§	36,301,255

Derivatives^
Futures Contracts
Equity Risk	1,840	—	—		1,840

Total	$1,368,644	$34,934,451	$0	§	$36,303,095

U.S. Equity Fund
Asset Valuation Inputs
Common Stocks	$443,621,227	$—	$—		$443,621,227
Mutual Funds	1,469,983	—	—		1,469,983
Short-Term Investments	1,103,375	—	—		1,103,375

Total Investments	446,194,585	—	—		446,194,585

Total	$446,194,585	$—	$—		$446,194,585

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(71,416)	$—	$—		$(71,416)

Total	$(71,416)	$—	$—		$(71,416)

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

Description	Level 1	Level 2	Level 3	Total
U.S. Small Cap Value Fund
Asset Valuation Inputs
Common Stocks	$398,799,242	$—	$—	$398,799,242
Mutual Funds	6,280,467	—	—	6,280,467
Rights/Warrants	—	—	36,350	36,350
Short-Term Investments	1,583,115	—	—	1,583,115

Total Investments	406,662,824	—	36,350	406,699,174

Total	$406,662,824	$—	$36,350	$406,699,174

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(790,370)	$—	$—	$(790,370)

Total	$(790,370)	$—	$—	$(790,370)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value. Excludes purchased options and fully funded total return swaps, if any, which are included in investments.

§	Represents the interest in securities that were determined to have a value of zero at February 29, 2020.

The underlying funds held at year end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). At February 29, 2020, there were no material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” in Note 4 “Derivative financial instruments”. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Securities lending

The Funds may make secured loans of their portfolio securities amounting to not more than one-third of their total assets. Securities loans are required to be collateralized by cash or securities with a value equal to at least 100% of the market value of the loaned securities (marked to market daily). Funds participating in securities lending receive compensation for lending their securities and/or net investment income earned on the investment of cash collateral, net of fee rebates paid to the borrower and fees paid to the lending agent. Cash collateral received is generally invested in GMO U.S. Treasury Fund. State Street Bank and Trust Company serves as the Funds’ lending agent.

Funds that lend their portfolio securities bear the risk of delay in the recovery of loaned securities, including possible impairment of the Fund’s ability to vote the securities, and of loss of rights in the collateral should the borrower fail financially. Such Funds also bear the risk that the value of investments made with collateral may decline and bear the risk of total loss with respect to the investment of collateral.

At February 29, 2020, securities on loan at value and collateral from securities on loan are listed below:

Fund Name	Value of securities on loan ($)	Cash collateral ($)	Non-cash collateral ($)*	Total collateral ($)
Climate Change Fund	23,155,458	5,501,628	18,169,556	23,671,184
Resources Fund	36,663,936	1,773,262	36,061,447	37,834,709

*	Non-cash collateral is comprised of U.S Treasuries and Agencies. The Fund cannot repledge non-cash collateral; therefore, they are excluded from the Statements of Assets and Liabilities.

Information regarding the value of the securities loaned and the value of cash collateral at period end is included in the Statements of Assets and Liabilities.

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

portion of the Fund is held by non-U.S. shareholders. Certain Funds have previously filed for and/or may file for additional tax refunds with respect to certain taxes withheld by certain countries. Generally, the amount of such refunds that a Fund reasonably determines are collectible and free from significant contingencies are reflected in a Fund’s net asset value and are reflected as Dividends from unaffiliated issuers in the Statements of Operations. In certain circumstances, a Fund’s receipt of such refunds may cause the Fund and/or its shareholders to be liable for U.S. federal income taxes, interest charges and related fees.

Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the year ended February 29, 2020, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

Differences in distributable earnings on a U.S. GAAP and tax accounting basis primarily relate to the following:

Differences related to:	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	International Equity Fund	Quality Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Fund	U.S. Small Cap Value Fund
Capital loss carry forwards	X	X	X	X		X	X	X		X
Derivative contract transactions		X	X	X			X	X	X	X
Dividend income and withholding tax reclaim reserves			X	X		X		X
Foreign currency transactions		X	X
Late-year ordinary losses		X				X		X
Losses on wash sale transactions	X	X	X	X	X	X		X	X
Passive foreign investment company transactions	X	X	X	X		X		X
Post-October capital losses	X	X	X	X		X	X		X
Redemption in-kind transactions					X
Partnership interest tax allocations			X
In-kind purchase transaction										X

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

The tax character of distributions declared by each Fund to shareholders is as follows:

	Tax year ended February 29, 2020			Tax year ended February 28, 2019

Fund Name	Ordinary Income (including any net short-term capital gain) ($)	Net Long- Term Capital Gain ($)	Total Distributions ($)	Ordinary Income (including any net short-term capital gain) ($)	Net Long- Term Capital Gain ($)	Total Distributions ($)
Climate Change Fund	3,590,555	1,404,035	4,994,590	1,882,618	398,532	2,281,150
Emerging Domestic Opportunities Fund	51,556,984	—	51,556,984	75,761,025	139,865,478	215,626,503
Emerging Markets Fund	158,828,533	—	158,828,533	114,526,442	—	114,526,442
International Equity Fund	122,617,075	—	122,617,075	125,861,550	—	125,861,550
Quality Fund	132,495,166	399,309,648	531,804,814	131,525,838	1,021,829,009	1,153,354,847
Resources Fund	17,144,201	—	17,144,201	16,770,715	—	16,770,715
Risk Premium Fund	11,401,279	4,800,585	16,201,864	5,401,569	—	5,401,569
Tax-Managed International Equities Fund	1,766,064	—	1,766,064	1,170,737	1,772,678	2,943,415
U.S. Equity Fund	13,879,421	54,102,864	67,982,285	17,710,730	151,413,028	169,123,758
U.S. Small Cap Value Fund	3,801,218	—	3,801,218	—	—	—

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 29, 2020, the components of distributable earnings on a tax basis and certain tax attributes for the Funds consisted of the following:

Fund Name	Undistributed Ordinary Income (including any net short-term capital gain) ($)	Undistributed Net Long-Term Capital Gain ($)	Late-Year Ordinary Loss Deferral ($)	Capital Loss Carryforwards ($)	Post-October Capital Loss Deferral ($)
Climate Change Fund	312,617	2,119,046	—	(3,654,354)	—
Emerging Domestic Opportunities Fund	—	—	(4,232,323)	(86,448,639)	—
Emerging Markets Fund	12,727,510	—	—	(1,322,018,597)	—
International Equity Fund	824,187	—	—	(1,022,822,659)	—
Quality Fund	17,325,054	215,911,692	—	—	—
Resources Fund	—	—	(587,787)	(15,989,881)	(3,496)
Risk Premium Fund	257,867	459,365	—	—	—
Tax-Managed International Equities Fund	—	—	(109,804)	(5,109,986)	—
U.S. Equity Fund	10,681,713	13,828,066	—	—	—
U.S. Small Cap Value Fund	646,735	—	—	(3,877,827)	—

As of February 29, 2020, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

losses realized subsequent to February 29, 2020, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)	Long-Term ($)
Climate Change Fund	(1,674,056)	(1,980,298)
Emerging Domestic Opportunities Fund	(62,062,022)	(24,386,617)
Emerging Markets Fund	(175,917,907)	(1,146,100,690)
International Equity Fund	(793,540,682)	(229,281,977)
Quality Fund	—	—
Resources Fund	(15,989,881)	—
Risk Premium Fund	—	—
Tax-Managed International Equities Fund	(5,109,986)	—
U.S. Equity Fund	—	—
U.S. Small Cap Value Fund	(3,815,247)	(62,580)

As of February 29, 2020, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Climate Change Fund	131,578,382	13,453,691	(15,020,580)	(1,566,889)	—
Emerging Domestic Opportunities Fund	953,859,308	45,349,511	(61,482,308)	(16,132,797)	2,408,053
Emerging Markets Fund	3,274,333,665	196,565,095	(340,607,896)	(144,042,801)	—
International Equity Fund	3,180,778,658	207,540,824	(364,143,881)	(156,603,057)	—
Quality Fund	4,288,104,712	2,109,220,394	(139,505,160)	1,969,715,234	—
Resources Fund	538,619,009	70,343,778	(90,597,855)	(20,254,077)	—
Risk Premium Fund	21,224,035	2,142	—	2,142	—
Tax-Managed International Equities Fund	31,126,047	6,299,430	(1,124,222)	5,175,208	—
U.S. Equity Fund	439,093,758	32,791,428	(25,690,601)	7,100,827	—
U.S. Small Cap Value Fund	452,132,089	7,536,528	(52,969,443)	(45,432,915)	—

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation/deflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent. Prior to November 3, 2017, Brown Brothers Harriman & Co. served as the Funds’ custodian and fund accounting agent except for Climate Change Fund, Quality Fund, U.S. Equity Fund and Risk Premium Fund. Cash balances maintained at the custodian and transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds) as a result of an investor’s purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and redemption fee or modify an existing fee at any time.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

GMO also may waive or reduce the purchase premium or redemption fee for a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

GMO also may reduce the purchase premium to the extent that securities are used to purchase a Fund’s shares (taking into account transaction costs, stamp duties or transfer fees). GMO may reduce redemption fees to the extent a Fund uses portfolio securities to redeem its shares (taking into account transaction costs, stamp duties or transfer fees).

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February 29, 2020

As of February 29, 2020, the premium on cash purchases and the fee on cash redemptions were as follows:

	Climate Change Fund	Emerging Domestic Opportunities Fund(a)	Emerging Markets Fund(a)	International Equity Fund	Quality Fund	Resources Fund	Risk Premium Fund(b)	Tax-Managed International Equities Fund	U.S. Equity Fund	U.S. Small Cap Value Fund
Purchase Premium	—	—	—	—	—	0.30%	—	—	—	—
Redemption Fee	—	—	—	—	—	0.30%	—	—	—	—

(a)

For the period from December 1, 2018 to November 22, 2019, the premium on cash purchases and the fee on cash redemptions were each 0.40% of the amount invested or redeemed. Prior to December 1, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.80% of the amount invested or redeemed.

(b)	Prior to May 18, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.15% of the amount invested or redeemed.

Other matters

Emerging Markets Fund (“EMF”)

Indian regulators alleged in 2002 that EMF violated some conditions under which it was granted permission to operate in India and have restricted some of EMF’s locally held assets pending resolution of the dispute. Although these locally held assets remain the property of EMF, a portion of the assets are not permitted to be withdrawn from EMF’s local custodial account located in India. The amount of restricted assets is small relative to the size of EMF, representing approximately 0.12% of the Fund’s total net assets as of February 29, 2020, though in recognition of the potential liability, a portion of that amount is included as a Miscellaneous payable within the Statements of Assets and Liabilities. The effect of this claim on the value of the restricted assets, and all matters relating to EMF’s response to these allegations, are subject to the supervision and control of GMO Trust’s Board of Trustees. Any costs in respect of this matter will be borne by EMF.

Recently-issued accounting guidance

In August 2018, the Financial Accounting Standards Board (“FASB”) issued a new Accounting Standards Update 2018-13, “Fair Value Measurement (Topic 820) Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”). The amendments in ASU 2018-13 apply to all entities that are required, under existing U.S. GAAP, to make disclosures about recurring or nonrecurring fair value measurements. The amendments in ASU 2018-13 modify, remove and add certain disclosure requirements from FASB Accounting Standards Codification 820, Fair Value Measurement. The amendments in ASU 2018-13 are effective for all public entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 with early adoption permitted. The Funds have early adopted the modifications and removals under this amendment and GMO is currently evaluating the impact, if any, of the new disclosure requirements on the Funds’ financial statements.

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3. Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	International Equity Fund	Quality Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Fund	U.S. Small Cap Value Fund
Commodities Risk	X					X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X
Credit Risk		X					X
Currency Risk	X	X	X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X
Fund of Funds Risk		X	X
Illiquidity Risk	X	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X		X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X
Market Risk – Equities	X	X	X	X	X	X	X	X	X	X
Market Risk – Fixed Income		X					X
Merger Arbitrage Risk	X					X
Non-Diversified Funds	X	X	X		X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X
Small Company Risk	X	X	X	X	X	X	X	X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time. Please see the Funds’ prospectus for more information regarding the risks of investing in the Funds.

Each Fund that invests in other GMO Funds or other investment companies (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. In addition, the value of

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commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise be forced to hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws, regulations or other requirements. The Funds are not subject to any limit on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have terms longer than six months (and, in some cases, decades). The creditworthiness of a counterparty can be expected to be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral if the Fund’s interest in the collateral is not perfected or additional collateral is not posted promptly as required. GMO’s view with respect to a particular counterparty is subject to change. The fact, however, that it changes adversely (whether due to external events or otherwise) does not mean that a Fund’s existing transactions with that counterparty will necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty (for example, re-establishing the transaction with a lower notional amount or entering into a countervailing trade with the same counterparty). Counterparty risk also will be greater if a counterparty’s obligations exceed the value of the collateral held by the Fund (if any).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds. Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk,” some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Funds’ ability to exercise remedies, such as the termination of transactions, netting of obligations or realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide governmental authorities broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, in the European Union, governmental authorities could reduce, eliminate, or convert to equity the liabilities to the Funds of a counterparty experiencing financial difficulties (sometimes referred to as a “bail in”).

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligation to pay principal and interest or otherwise to honor their

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obligations in a timely manner. The market price of a fixed income investment will normally decline as a result (and/or in anticipation) of the issuer’s, guarantor’s, or obligors’ failure to meet their payment obligations or a downgrading of the credit rating of the investment. This risk is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Fixed income investments also are subject to illiquidity risk. See “Illiquidity Risk.”

All fixed income investments are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income investment. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign or quasi-sovereign debt involve the risk that the governmental entities responsible for repayment will be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner can be expected to be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer will default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk and market price of a fixed income investment are reflected in its credit ratings, and a Fund holding a rated investment is subject to the risk that the investment’s rating will be downgraded, resulting in a decrease in the market price of the fixed income investment.

Securities issued by the U.S. government historically have presented minimal credit risk. However, events in 2011 led several major rating agencies to downgrade the long-term credit rating of U.S. bonds and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the market price of a Fund’s investments and increase the volatility of a Fund’s portfolio.

Asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income investment changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an adverse credit event or change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

Credit risk is particularly pronounced for below investment grade investments (commonly referred to as “high yield” or “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade investments have speculative characteristics, often are less liquid than higher quality investments, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted or other low quality debt instruments generally are considered speculative and typically involve substantial risks not normally associated with investments in higher quality investments, including adverse business, financial or economic conditions that lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy

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proceedings, during which the issuer does not make any interest or other payments and a Fund incurs additional expenses in seeking recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt instrument proves incorrect, a Fund is likely to lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of a default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position will decline in value. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund is likely to realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk.”

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk.”

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars or may only be able to do so at an unfavorable exchange rate. Exchange rates for many currencies are affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk”).

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, such as securities, commodities or currencies, reference rates, such as interest rates, currency exchange rates or inflation rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include, but are not limited to, futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed, or the position transferred, only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, runs the risk of being unable to obtain payments GMO believes are owed to it under an OTC derivatives contract or of those payments being delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s fundamental fair (or intrinsic) value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of not being able to recover what it is owed if the counterparty defaults. Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation and exposes the Funds to the risk that the pricing models used do not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is

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determined only by reference to similar derivatives with more standardized terms. As a result, there is a risk that inaccurate valuations will result in increased cash payments to counterparties, under-collateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the cost of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk”) and counterparty risk (see “Counterparty Risk”). These derivatives also are subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction will lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e. a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index could result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk.”

Special tax rules apply to a Fund’s transactions in derivatives, which could increase the taxes payable by shareholders subject to U.S. income taxation. In particular, a Fund’s derivative transactions potentially could cause a substantial portion of the Fund’s distributions to be taxable at ordinary income tax rates. In addition, the tax treatment of a Fund’s use of derivatives will sometimes be unclear. See the Funds’ Prospectus and Statement of Additional Information for more information.

The SEC has reproposed a rule under the 1940 Act, regulating the use by registered investment companies of derivatives and many related instruments. That rule, if adopted as proposed, would, among other things, restrict a Fund’s ability to engage in derivatives transactions or so increase the cost of derivatives transactions that GMO would be unable to implement a Fund’s investment strategy.

Derivatives Regulation. The U.S. government has enacted legislation that provides for regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) have adopted similar requirements, which affect a Fund when it enters into a derivatives transaction with a counterparty subject to those requirements. Because these U.S. and European Union requirements are evolving, their impact on the Funds remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivative positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivative positions. Also, as a general matter, in contrast to a bilateral derivative position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivative position or an increase in the margin required at the outset of a transaction. Clearing houses also have broad rights to increase the margin required for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivative positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivative positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk”). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than the documentation for typical bilateral derivatives. For example, documentation relating to cleared derivatives generally includes

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a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member. Also, such documentation typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks are likely to be more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.

If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. New variation margin requirements became effective in March 2017 and new initial margin requirements will become effective in 2020. Such requirements could increase the amount of margin a Fund needs to post in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the cost of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they historically posted for bilateral derivatives. The cost of derivatives transactions is expected to increase further as clearing members raise their fees to cover the cost of additional capital requirements and other regulatory changes applicable to the clearing members. These rules and regulations are evolving, and, therefore, their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e. the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. The Funds, particularly Risk Premium Fund, are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights at any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.)

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO likely constitute such a group. When applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e. options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund

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to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own typically pays borrowing fees to a broker and is required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index.

Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in a limited number of asset classes, sectors, industries, issuers, currencies, countries, or regions (or in sectors within a country or region) that are subject to the same or similar risk factors and Funds with investments whose prices are closely correlated are subject to greater overall risk than Funds with investments that are more diversified or whose prices are not as closely correlated.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of those issuers’ securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically to a particular geographic region, country or market (e.g., emerging markets), or to sectors within a region, country, or market (e.g., Russian oil) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk.”

Because Resources Fund concentrates its investments in the natural resources sector, it is particularly exposed to adverse developments, including adverse price movements, affecting issuers in the natural resources sector and is subject to greater risks than a fund that invests in a wider range of industries. In addition, the market prices of securities of companies in the natural resources sector are often more volatile (particularly in the short term) than those of securities of companies in other industries. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry-wide supply and demand factors. Companies in the natural resources sector often have limited pricing power over the supplies they purchase and the products they sell, which can affect their profitability, and are often capital-intensive and use significant amounts of leverage. Projects in the natural resources sector may take extended periods of time to complete, and companies cannot ensure that the market will be favorable at the time the project begins production. Companies in the natural resources sector also may be subject to special risks associated with natural or man-made disasters. In addition, companies in the natural resources sector can be especially affected by political and economic developments, government regulations including changes in tax law or interpretations of law, energy conservation, and the success of exploration projects. Specifically, companies in the natural resources sector can be significantly affected by import controls, worldwide competition and cartels, and changes in consumer sentiment and spending, and can be subject to liability for, among other things, environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. Resources Fund’s concentration in the securities of natural resource companies exposes it to the price movements of natural resources to a greater extent than if it were more broadly diversified. Because Resources Fund invests primarily in the natural resources sector, it runs the risk of performing poorly during an economic downturn or a decline in demand for natural resources.

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Because Climate Change Fund focuses its investments in securities of companies involved in climate change-related industries, the Fund will be more susceptible to events or factors affecting these companies, and the market prices of its portfolio securities may be more volatile than those of mutual funds that are more diversified. Climate Change Fund is particularly exposed to such developments as changes in global and regional climates, environmental protection regulatory actions, changes in government standards and subsidy levels, changes in taxation and other domestic and international political, regulatory and economic developments (such as potential cutbacks on funding for the Environmental Protection Agency and other policies and actions by the Trump administration). Companies involved in alternative fuels also may be adversely affected by the increased use of, or decreases in prices for, oil or other fossil fuels. In addition, scientific developments, such as breakthroughs in the remediation of global warming, and changes in governmental policies relating to the effects of pollution may affect investments in pollution control, which could in turn affect these companies. Such companies also may be significantly affected by technological changes in industries focusing on energy, pollution control and mitigation of global warming. Because society’s focus on climate change is relatively new, the emphasis and direction of governmental policies is subject to significant change, and rapid technological change could render even new approaches and products obsolete. Some companies involved in climate change-related industries have more limited operating histories and smaller market capitalizations on average than companies in other sectors. As a result of these and other factors, the market prices of securities of companies involved in climate change-related industries tend to be considerably more volatile than those of companies in more established sectors and industries.

Because Risk Premium Fund may hold a limited number of options contracts relating to relatively few stock indices, the Fund is subject to focused investment risk.

• FUND OF FUNDS RISK. Funds that invest in Underlying Funds (including underlying GMO Funds) are exposed to the risk that the Underlying Funds will not perform as expected. The Funds also are indirectly exposed to all of the risks to which the Underlying Funds are exposed.

Because, absent reimbursement, a Fund bears the fees and expenses of an Underlying Fund (including purchase premiums and redemption fees, if any) in which it invests, the Fund will incur additional expenses when investing in an Underlying Fund. In addition, total Fund expenses will increase if a Fund makes a new or further investment in Underlying Funds with higher fees or expenses than the average fees and expenses of the Underlying Funds then in the Fund’s portfolio.

In addition, to the extent a Fund invests in shares of underlying GMO Funds, it is indirectly subject to Large Shareholder Risk when an underlying GMO Fund has large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk.”

At any particular time, one Underlying Fund may be purchasing securities of an issuer whose securities are being sold by another Underlying Fund, resulting in a Fund that holds each Underlying Fund indirectly incurring the costs associated with the two transactions without changing its exposure to those securities.

Investments in exchange-traded funds (“ETFs”) involve the risk that an ETF’s performance will not track the performance of the index it is designed to track. In addition, ETFs often use derivatives to track the performance of an index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed in “Derivatives and Short Sales Risk.” ETFs are investment companies that typically hold a portfolio of securities designed to track the price, performance, and dividend yield of a particular securities market index (or sector of an index). As investment companies, ETFs incur their own management and other fees and expenses, such as trustee fees, operating expenses, registration fees, and marketing expenses, and a Fund that invests in ETFs bears a proportionate share of such fees and expenses. As a result, an investment by a Fund in an ETF could result in higher expenses and lower returns than if the Fund were to invest directly in the securities underlying the ETF.

A Fund’s investments in one or more Underlying Funds could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits, delays or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed, defaulted or other low quality debt

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securities, emerging country debt or equity securities or securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also tends to be greater in times of financial stress. For example, inflation-protected securities issued by the U.S. Treasury (“TIPS”) have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are often more susceptible than other securities to price declines when market prices decline generally.

A Fund may buy securities or other investments that are less liquid than those in its benchmark. The more illiquid investments a Fund has, the greater the likelihood of its paying redemption proceeds in-kind.

The SEC has adopted Rule 22e-4 under the 1940 Act, which requires each Fund to adopt a liquidity risk management program to assess and manage its illiquidity risk. Under its program, each Fund will be required to classify its investments into specific liquidity categories and monitor compliance with limits on illiquid investments. The term “illiquid investments” for purposes of the program means investments that GMO reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investments. The Funds do not expect Rule 22e-4 to have a significant effect on investment operations. While the liquidity risk management program attempts to assess and manage illiquidity risk, there is no guarantee it will be effective in reducing the illiquidity risk inherent in a Fund’s investments.

Historically, credit markets have experienced periods characterized by a significant lack of liquidity, and they may experience similar periods in the future. If a Fund is required to sell illiquid investments to satisfy collateral posting requirements or to meet redemptions, those sales could put significant downward price pressure on the market price of the securities being sold.

A Fund’s, and particularly GMO Risk Premium Fund’s, ability to use options as part of its investment program depends on the liquidity of the options market. That market may not be liquid when a Fund seeks to close out an option position, and the hours of trading for options on an exchange may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for those securities that are not immediately reflected in the options markets. If a Fund receives a redemption request and is unable to close out an option it has sold, the Fund would temporarily be leveraged in relation to its assets.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, at disadvantageous prices to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment discretion that invest in the Funds are not limited in how often they may sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the outstanding shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds, adversely affecting the Fund’s performance to the extent that the Fund is required to sell investments when it would not have otherwise done so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Further, from time to time a Fund may trade in anticipation of a purchase or redemption order that ultimately is not received or differs in size from the actual order, leading to temporary underexposure or overexposure to the Fund’s intended investment program. In addition, redemptions and purchases of shares by a large shareholder or group of shareholders could limit the use of any capital losses (including capital loss carryforwards) to offset realized capital gains (if any) and other losses that would otherwise reduce distributable net investment income. In addition, large shareholders may limit or prevent a Fund’s use of equalization for U.S. federal tax purposes.

To the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

• LEVERAGING RISK. The use of traditional borrowing (including to meet redemption requests) reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e. a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e. a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested

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in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives, similar to short sales, have the potential for unlimited loss, regardless of the size of the initial investment. Similarly, a Fund’s portfolio will be leveraged and can incur losses if the value of the Fund’s assets declines between the time a redemption request is received or deemed to be received by a Fund (which in some cases is the business day prior to actual receipt by the Fund of the redemption request) and the time at which the Fund liquidates assets to meet redemption requests. Such a decline in the value of a Fund’s assets is more likely in the case of Funds managed from GMO’s non-U.S. offices for which the time period between the determination of net asset value and corresponding liquidation of assets could be longer due to time zone differences. In the case of redemptions representing a significant portion of a Fund’s portfolio, the leverage effects described above can be significant and could expose a Fund and non-redeeming shareholders to material losses.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

Some Funds are permitted to purchase securities on margin or to sell securities short, either of which creates leverage. To the extent the market prices of securities pledged to counterparties to secure a Fund’s margin account or short sale decline, the Fund may be required to deposit additional funds with the counterparty to avoid having the pledged securities liquidated.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times. In the case of Tax-Managed International Equities Fund, GMO’s tax-management strategies may be ineffective or limited by market conditions, the timing of cash flows into and out of the Fund, and current or future changes in tax legislation and regulation.

For many Funds, GMO uses quantitative models as part of its investment process and in making investment decisions for those Funds. Those Funds run the risk that GMO’s models will not accurately predict future market movements or characteristics. In addition, those models are based on assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Funds also run the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong.

The usefulness of GMO’s models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that includes errors, omissions, bugs, or viruses, and by the retrieval of limited or imperfect data for processing by the model. These risks are more likely to occur when GMO is making changes to its models. Any of these risks could adversely affect a Fund’s performance.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to a risk of loss resulting from other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other operational services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value for a Fund or share class on a timely basis. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and to technological malfunctions that have effects similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and disrupting operations. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, cause reputational damage,

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and subject the Fund to regulatory fines, penalties or financial losses, and additional compliance costs. The Funds’ service providers regularly experience cyber-attacks and expect they will continue to do so. While GMO has established business continuity plans and systems designed to prevent, detect and respond to cyber-attacks, those plans and systems have inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber-attacks, technological disruptions, malfunctions, or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Funds from, among other things, buying or selling securities or accurately pricing their investments. The Funds cannot directly control cyber security plans and systems of their service providers, the Funds’ counterparties, issuers of securities in which the Funds invest, or securities markets and exchanges.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events (e.g., wars and terrorism) will disrupt securities markets and adversely affect global economies and markets, thereby reducing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or in other economic inputs (e.g., the marked decline in oil prices in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation or other fraudulent trading practices, which could disrupt their orderly functioning or reduce the prices of securities traded on them, including securities held by the Funds. Fraud and other deceptive practices committed by an issuer of securities held by a Fund undermine GMO’s due diligence efforts and, when discovered, will likely cause a steep decline in the market price of those securities and thus negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility, which can negatively affect a Fund’s investment program.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in the recent past) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States have resulted, and may in the future result, in shutdowns of government services, which could adversely affect the U.S. economy, reduce the value of many Fund investments, and impair the operation of the U.S. or other securities markets. Climate change regulation (such as decarbonization legislation or other mandatory controls to reduce emissions of greenhouse gases) could significantly affect many of the companies in which the Funds invest by, among other things, increasing those companies’ operating costs and capital expenditures. Uncertainty over the sovereign debt of several European Union countries, as well as uncertainty over the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or if the European Union dissolves, the world’s securities markets likely would be significantly disrupted. On January 31, 2020, the United Kingdom formally withdrew from the European Union (commonly known as “Brexit”), and an 11-month transition period commenced during which most European Union law will continue to apply in the United Kingdom while it negotiates its future relationship with the European Union. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets. Potential negative long-term effects could include, among others, greater market volatility and illiquidity, disruptions to world securities markets, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and an increased likelihood of a recession in the United Kingdom. The consequences of the United Kingdom’s or another country’s exit from the European Union also could threaten the stability of the Euro and could negatively affect the financial markets of other countries in the European region and beyond, which may include companies or assets held or considered for prospective investment by GMO.

War, terrorism, economic uncertainty, and related geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. For example, the U.S. has imposed economic sanctions, which consist of asset freezes, restrictions on dealings in debt and equity, and certain industry-specific restrictions. These types of sanctions have recently been applied against the Venezuelan and Russian governments, as well as against certain Russian and Venezuelan officials and institutions. These sanctions, any additional sanctions or intergovernmental actions, or even the threat of further sanctions, may result in a decline of the value and liquidity of Russian and Venezuelan securities, a weakening of the Russian and Venezuelan currencies or other adverse consequences to their respective economies. Sanctions impair the ability of the Funds to buy, sell, receive or deliver those securities and/or assets that are within the scope of the sanctions. In addition, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely

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affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the market price of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

An outbreak of respiratory disease caused by a novel coronavirus designated as COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways and may continue to do so in the future. Health crises caused by the outbreak of COVID-19 may also exacerbate other pre-existing political, social, economic, market and financial risks. The effects of the outbreak in developing or emerging market countries may be greater due to less established health care systems. The COVID-19 pandemic and its effects may be short term or may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could impair the Funds’ ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of the Funds’ service providers, adversely affect the value and liquidity of the Funds’ investments, and negatively impact the Funds’ performance and your investment in a Fund.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market price of their holdings will decline. Market risks include:

Equities — Funds that invest in equities run the risk that the market price of an equity will decline. That decline may be attributable to factors affecting the issuer, such as a failure to keep up with technological advances or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market prices of equities are volatile and can decline in a rapid or unpredictable manner. If a Fund purchases an equity for what GMO believes is less than its fundamental fair (or intrinsic) value, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO’s incorrect assessment. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

Because of Risk Premium Fund’s emphasis on writing put options on stock indices, GMO expects the Fund’s net asset value to decline when those indices decline in value. Also, Risk Premium Fund’s investment strategy of writing put options on stock indices can be expected to cause the Fund to underperform relative to those indices when the markets associated with those indices rise sharply because of the Fund’s lack of exposure to the upside of those markets.

Fixed Income — Funds that invest in fixed income investments (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to uncertainty about their credit quality and the reliability of their payment streams. Some fixed income investments also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income investment. When interest rates rise, fixed income investments also may be repaid more slowly than anticipated, causing a decrease in their market price. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade investments (commonly referred to as “high yield” or “junk bonds”) may be particularly volatile. Often, below investment grade

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investments are subject to greater sensitivity to interest rate and economic changes than higher rated investments and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” for more information about these risks.

A risk run by each Fund with significant investment in fixed income investments is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is greater for Funds investing in fixed income investments with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments would likely be significantly reduced if GMO’s assessment proves incorrect.

The extent to which the market price of a fixed income investment changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because its fixed rate is locked in for a longer period of time. Floating-rate or variable-rate investments, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate investments have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate investments when interest rates rise but outperform them when interest rates decline. Fixed income investments paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including TIPS) typically declines during periods of rising real interest rates (i.e. nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

When interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk.”

In response to government intervention, economic or market developments, or other factors, markets for fixed income investments may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling portfolio investments when it would otherwise not do so, including at unfavorable prices. Moreover, fixed income investments will be difficult to value during such periods. During the last ten years, central banks and governmental financial regulators, including the U.S. Federal Reserve, kept interest rates historically low. However, more recently, the U.S. Federal Reserve has increased interest rates. A substantial increase in interest rates could have an adverse effect on prices for fixed income investments and on the performance of the Funds. Other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) also could have a material adverse effect on the Funds.

• MERGER ARBITRAGE RISK. Some Funds engage in transactions in which the Fund purchases securities at prices below the value of the consideration GMO expects the Fund to receive upon consummation of a proposed merger, exchange offer, tender offer, or other similar transaction (“merger arbitrage transactions”). The purchase price paid by the Fund may substantially exceed the market price of the securities before the announcement of the transaction.

If a Fund engages in merger arbitrage and the merger later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund is likely to decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. A proposed merger can fail to be consummated for many reasons, including regulatory and antitrust restrictions, industry weakness, company specific events, failed financings, and general market declines.

Merger arbitrage strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated. A Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust long or short investment exposure in connection with a merger arbitrage may not perform as GMO expected or may otherwise reduce the Fund’s gains or increase its losses. Also, a Fund may be unable to hedge against market fluctuations or other risks. In addition, a Fund may sell securities short when GMO expects the Fund to receive the securities upon consummation of a transaction; if the Fund does not

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actually receive the securities, the Fund will have an unintended “naked” short position and may be required to cover its short position at a time when the securities sold short have appreciated in value, thus resulting in a loss. A Fund’s merger arbitrage transactions could result in tax inefficiencies, including larger distributions of net investment income and net realized capital gains than otherwise would be the case.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers. As a result, they are likely to be subject to greater credit, market and other risks than if their investments were more diversified, and poor performance by a single investment is likely to have a greater impact on their performance.

The following Funds are not diversified investment companies within the meaning of the 1940 Act:

•	Climate Change Fund
•	Emerging Domestic Opportunities Fund
•	Emerging Markets Fund
•	Quality Fund
•	Resources Fund
•	Risk Premium Fund
•	Tax-Managed International Equities Fund

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to more risks than Funds that invest only in U.S. securities. Many non-U.S. securities markets list securities of only a small number of companies in a small number of industries. As a result, the market prices of securities traded on those markets (particularly in emerging markets) often fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs. In addition, some countries limit a Fund’s ability to profit from short-term trading (as defined in that country).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no benefit. In addition, a Fund’s pursuit of a tax refund may subject it to administrative and judicial proceedings in the country where it is seeking the refund. A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if it is entitled to one. The outcome of a Fund’s efforts to obtain a refund is inherently unpredictable. In some cases, the amount of a refund could be material to a Fund’s net asset value. Accordingly, a refund is not typically reflected in the Fund’s net asset value until it is received or until GMO is confident that it will be received. Generally, absent a determination that a refund is collectible and free from significant contingencies, a refund is not reflected in a Fund’s net asset value. See “Taxes, Non-U.S. Taxes” in the GMO Trust Statement of Additional Information for additional information. For information on possible special Singapore tax consequences of an investment in a Fund, see the Funds’ Prospectus and Statement of Additional Information.

Investing in non-U.S. securities also exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, government involvement in every country, including the U.S., or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States. Fluctuations in currency exchange rates also affect the market prices of a Fund’s non-U.S. securities (see “Currency Risk”).

The Funds need a license to invest directly in securities traded in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude a Fund from obtaining a similar license. In addition, the activities of a GMO client could cause the suspension or revocation of a Fund’s license.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); increased risk of nationalization, expropriation, or other confiscation of issuer assets; greater governmental involvement in the economy or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises); less governmental supervision and regulation of securities markets and participants in those markets; controls on investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e. a market freeze); unavailability of currency hedging techniques; less rigorous auditing and financial reporting standards and resulting unavailability of reliable information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may depend predominantly on only a few industries or revenues from particular commodities and often are more volatile than the economies of developed countries.

• SMALL COMPANY RISK. Companies with smaller market capitalizations tend to have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers and depend on fewer key employees than larger companies. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for the securities of these companies.

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in response to adverse market, economic, political or other conditions. The Funds normally do not take temporary defensive positions. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Each of the Funds may have investment exposures in excess of its net assets (i.e. the Fund may be leveraged). While GMO expects that Risk Premium Fund’s option positions typically will be fully collateralized at the time when the Fund is selling them, from time to time the Fund may have investment exposures in excess of its net assets (i.e. it may be leveraged). For example, if Risk Premium Fund receives a redemption request and is unable to close out an option it had sold, the Fund may temporarily have gross investment exposures in excess of its net assets (i.e. the Fund will be leveraged) and therefore is subject to heightened risk of loss. Risk Premium Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the year ended February 29, 2020, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Emerging Domestic Opportunities Fund	Emerging Markets Fund	International Equity Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Fund	U.S. Small Cap Value Fund
Forward currency contracts
Hedge foreign currency exposure in the underlying funds’ investments relative to the U.S. dollar	X
Futures contracts
Adjust exposure to certain securities markets	X	X	X		X	X	X
Maintain the diversity and liquidity of the portfolio			X		X	X	X
Options (Written)
Substitute for direct equity investment				X
Swap contracts
Substitute for direct equity investment	X	X
Achieve returns comparable to holding and lending a direct equity position	X	X

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are collateralized. Forward currency contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e. sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations. The periodic frequency of payments received may differ from periodic payment frequencies made and their frequencies could be monthly, quarterly, semiannually, annually or at maturity.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

***

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of February 29, 2020 and the Statements of Operations for the year ended February 29, 2020^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Emerging Domestic Opportunities Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤	$—	$2,815,286	$—	$—	$—	$2,815,286
Swap Contracts, at value¤	—	618,942	—	—	—	618,942

Total	$—	$3,434,228	$—	$—	$—	$3,434,228

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(405,915)	$—	$—	$(405,915)
Unrealized Depreciation on Futures Contracts¤	—	(1,588,160)	—	—	—	(1,588,160)

Total	$—	$(1,588,160)	$(405,915)	$—	$—	$(1,994,075)

Net Realized Gain (Loss) on
Forward Currency Contracts	$—	$—	(634,544)	$—	$—	$(634,544)
Futures Contracts	—	(834,797)	—	—	—	(834,797)

Total	$—	$(834,797)	$(634,544)	$—	$—	$(1,469,341)

Change in Net Appreciation (Depreciation) on
Forward Currency Contracts	$—	$—	$149,888	$—	$—	$149,888
Futures Contracts	—	236,414	—	—	—	236,414
Swap Contracts	—	618,942	—	—	—	618,942

Total	$—	$855,356	$149,888	$—	$—	$1,005,244

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Emerging Markets Fund
Asset Derivatives
Swap Contracts, at value¤	$—	$826,118	$—	$—	$—	$826,118

Total	$—	$826,118	$—	$—	$—	$826,118

Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$—	$(7,037,224)	$—	$—	$—	$(7,037,224)

Total	$—	$(7,037,224)	$—	$—	$—	$(7,037,224)

Net Realized Gain (Loss) on
Futures Contracts	$—	$5,567,512	$—	$—	$—	$5,567,512
Swap Contracts	—	25,172,139	—	—	—	25,172,139

Total	$—	$30,739,651	$—	$—	$—	$30,739,651

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$(16,122,892)	$—	$—	$—	$(16,122,892)
Swap Contracts	—	1,725,850	—	—	—	1,725,850

Total	$—	$(14,397,042)	$—	$—	$—	$(14,397,042)

International Equity Fund
Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$—	$(8,650,678)	$—	$—	$—	$(8,650,678)

Total	$—	$(8,650,678)	$—	$—	$—	$(8,650,678)

Net Realized Gain (Loss) on
Futures Contracts	$—	$4,336,034	$—	$—	$—	$4,336,034

Total	$—	$4,336,034	$—	$—	$—	$4,336,034

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$(10,687,846)	$—	$—	$—	$(10,687,846)

Total	$—	$(10,687,846)	$—	$—	$—	$(10,687,846)

Risk Premium Fund
Liability Derivatives
Written Options, at value	$—	$(4,024,000)	$—	$—	$—	$(4,024,000)

Total	$—	$(4,024,000)	$—	$—	$—	$(4,024,000)

Net Realized Gain (Loss) on
Written Options	$—	$19,414,570	$—	$—	$—	$19,414,570

Total	$—	$19,414,570	$—	$—	$—	$19,414,570

Change in Net Appreciation (Depreciation) on
Written Options	$—	$(3,523,983)	$—	$—	$—	$(3,523,983)

Total	$—	$(3,523,983)	$—	$—	$—	$(3,523,983)

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Tax-Managed International Equities Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤	$—	$1,840	$—	$—	$—	$1,840

Total	$—	$1,840	$—	$—	$—	$1,840

Net Realized Gain (Loss) on
Futures Contracts	$—	$95,005	$—	$—	$—	$95,005

Total	$—	$95,005	$—	$—	$—	$95,005

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$(18,682)	$—	$—	$—	$(18,682)

Total	$—	$(18,682)	$—	$—	$—	$(18,682)

U.S. Equity Fund
Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$—	$(71,416)	$—	$—	$—	$(71,416)

Total	$—	$(71,416)	$—	$—	$—	$(71,416)

Net Realized Gain (Loss) on
Futures Contracts	$—	$1,440,421	$—	$—	$—	$1,440,421

Total	$—	$1,440,421	$—	$—	$—	$1,440,421

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$(353,593)	$—	$—	$—	$(353,593)

Total	$—	$(353,593)	$—	$—	$—	$(353,593)

U.S. Small Cap Value Fund
Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$—	$(790,370)	$—	$—	$—	$(790,370)

Total	$—	$(790,370)	$—	$—	$—	$(790,370)

Net Realized Gain (Loss) on
Futures Contracts	$—	$393,168	$—	$—	$—	$393,168

Total	$—	$393,168	$—	$—	$—	$393,168

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$(790,370)	$—	$—	$—	$(790,370)

Total	$—	$(790,370)	$—	$—	$—	$(790,370)

^

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Year end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements, Master Securities Loan Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements, reverse repurchase agreements and securities loans. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be paid by a Fund (or may be received by a Fund) in such an event is represented by the Net Amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from broker and any cash collateral received from the counterparty is reported as Due to broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements, reverse repurchase agreements and securities loans held by the Funds at February 29, 2020, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of February 29, 2020:

Emerging Domestic Opportunities Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Goldman Sachs International	$618,942	$(410,000)	$—	$208,942

Total	$618,942	$(410,000)	$—	$208,942

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Morgan Stanley & Co. International PLC	$405,915	$—	$—	$405,915

Total	$405,915	$—	$—	$405,915

Emerging Markets Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Goldman Sachs International	$826,118	$(826,118)	$—	$—	*

Total	$826,118	$(826,118)	$—	$—

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

Risk Premium Fund

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Morgan Stanley & Co. LLC	$4,024,000	$(4,024,000)	$—	$—	*

Total	$4,024,000	$(4,024,000)	$—	$—

*	The actual collateral received and/or pledged is more than the amount shown.

The average derivative activity of notional amounts (forward currency contracts, futures contracts and swap contracts), and number of contracts (options) outstanding, based on absolute values, at each month-end, was as follows for the year ended February 29, 2020:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Options (Contracts)	Swap Contracts ($)
Emerging Domestic Opportunities Fund	11,458,579	27,411,237	—	1,246,929
Emerging Markets Fund	—	71,626,515	—	60,087,686
International Equity Fund	—	40,174,515	—	—
Risk Premium Fund	—	—	1,235	—
Tax-Managed International Equities Fund	—	358,257	—	—
U.S. Equity Fund	—	6,174,763	—	—
U.S. Small Cap Value Fund	—	4,313,879	—	—

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Climate Change Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	International Equity Fund	Quality Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund	U.S. Equity Fund	U.S. Small Cap Value Fund
Management Fee	0.60%(a)	0.75%	0.75%(b)	0.50%	0.33%	0.50%	0.25%(c)	0.50%	0.31%	0.31%

(a)	Prior to December 31, 2018, GMO voluntarily agreed to reduce its annual management fee by 0.15%.
(b)	GMO has contractually agreed to reduce, through at least June 30, 2020, its annual management fee to an annual rate of 0.65% of the fund’s average daily net asset value.
(c)	Prior to October 1, 2018, the management fee was 0.45%.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class II	Class III	Class IV	Class V	Class VI	Class R6	Class I
Climate Change Fund		0.15%	0.10%*	0.085%*	0.055%*	0.15%	0.15%
Emerging Domestic Opportunities Fund	0.22%	0.15%	0.105%*	0.085%	0.055%*	0.22%*	0.22%*
Emerging Markets Fund	0.22%	0.15%	0.105%*	0.085%	0.055%	0.22%*	0.22%
International Equity Fund	0.22%	0.15%	0.09%			0.22%*	0.22%*
Quality Fund		0.15%	0.105%	0.085%*	0.055%	0.15%	0.15%
Resources Fund		0.15%	0.10%	0.085%*	0.055%*
Risk Premium Fund		0.15%	0.10%*	0.085%*	0.055%	0.15%*	0.15%*
Tax-Managed International Equities Fund		0.15%				0.15%*	0.15%*
U.S. Equity Fund		0.15%	0.10%*	0.085%*	0.055%	0.15%*	0.15%*
U.S. Small Cap Value Fund		0.15%*	0.10%*	0.085%*	0.055%	0.15%*	0.15%*

*	Class is offered but has no shareholders as of February 29, 2020.

For each Fund, other than Climate Change Fund, for the period prior to September 25, 2018, Resources Fund, and U.S. Small Cap Value Fund, GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). For Climate Change Fund, for the period prior to September 25, 2018, Resources Fund and U.S. Small Cap Value Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.10% of the Fund’s average daily net assets (“Expense Threshold Amount”). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO.

Subject to the exclusions noted below, “Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services provided in respect of Class I shareholders), expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. In the case of Emerging Markets Fund, “Specified Operating Expenses” does not include custody expenses, and in the case of Emerging Domestic Opportunities Fund, “Specified Operating Expenses” only includes custody expenses to the extent that they exceed 0.10% of the Fund’s average daily net assets.

For Climate Change Fund, for the period prior to September 25, 2018, Resources Fund and U.S Small Cap Value Fund, GMO is permitted to recover from the Fund, on a class-by-class basis, as applicable, the “Specified Operating Expenses” GMO has borne or reimbursed (whether through reduction of its fees or otherwise) to the extent that the Funds’ “Specified Operating Expenses” later fall below the Expense Threshold Amount or the lower expense limit in effect when GMO seeks to recover the expenses. A Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. The amount GMO is entitled to recover may not cause a Fund to exceed the Expense Threshold Amount or the lower expense limit in effect when GMO seeks recovery.

For the period starting September 25, 2018, GMO has contractually agreed to waive its fees and/or reimburse GMO Climate Change Fund (the “Fund”) to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares: 0.77% for Class III shares; 0.72% for Class IV shares; 0.705% for Class V shares; 0.675% for Class VI shares; 0.77% for Class R6 shares; and 0.77% for Class I shares (each, an “Expense Cap”). Fees and expenses of the “non-interested” Trustees and legal counsel and independent compliance consultant to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses),

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

taxes, litigation and indemnification expenses, payments out of assets attributable to Class I shares to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business, are excluded from the Expense Cap.

For the year ended February 29, 2020, GMO did not recoup any previously recorded waivers and/or reimbursements.

As of February 29, 2020, there were no waivers and/or reimbursements subject to possible future recoupment.

For each Fund that pays GMO a management fee, GMO has contractually agreed to waive or reduce that fee, but not below zero, to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund that charges a shareholder service fee, GMO has contractually agreed to waive or reduce the shareholder service fee charged to holders of each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly borne by the class of shares of the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

In addition, for Emerging Markets Fund only, GMO has contractually agreed to waive the shareholder service fees charged to holders of each class of shares of the Fund to the extent necessary to prevent the shareholder service fees borne by each class of shares of the Fund from exceeding the percentage of the class’s average daily net assets as follows: 0.20% for Class II shares, 0.15% for Class III shares, 0.10% of Class IV shares, 0.05% for Class V shares, 0.02% for Class VI shares, 0.20% for Class R6 shares and 0.20% for Class I shares.

These contractual waivers and reimbursements will continue through at least June 30, 2020 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

GMO has contractually agreed to reimburse Class I assets of each Fund (or waive its fees) to the extent that payments for sub-transfer agency, recordkeeping and other administrative services from Class I assets exceed 0.10% of such Fund’s average daily net assets attributable to Class I assets. Effective January 27th 2020, GMO has contractually agreed to reimburse Class I assets for Emerging Markets Fund and Emerging Domestic Opportunities Fund to the extent payments for sub-transfer agency, recordkeeping and other administrative services from Class I assets exceed 0.05% and 0.03%, respectively, of such Fund’s average daily net assets attributable to Class I assets.

Sub-Transfer Agent/Recordkeeping Payments

Class II, III, IV, V, VI and R6 shares are not subject to payments to third parties for sub-transfer agent/recordkeeping and other administrative services. GMO may, on a case-by-case basis, make payments to financial intermediaries that provide sub-transfer agent/recordkeeping services in respect of these classes. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class II, III, IV, V, VI or Class R6 shares. These payments may create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

Class I shares are subject to payments to third parties for sub-transfer agency, recordkeeping and other administrative services provided with respect to investors invested in Class I shares through an account maintained by a third party intermediary. These services are not primarily intended to result in the sale of Fund shares but are intended to provide ongoing services with respect to shareholders investing in Class I shares through a third-party platform or intermediary. Because payments for sub-transfer agency, recordkeeping and other administrative services are paid out of a Fund’s Class I assets on an ongoing basis, over time they will increase the cost of an investment in Class I shares.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

The Funds’ portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the year ended February 29, 2020 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with GMO ($)
Climate Change Fund	3,582	306
Emerging Domestic Opportunities Fund	33,406	3,804
Emerging Markets Fund	93,668	9,493
International Equity Fund	98,698	10,031
Quality Fund	189,660	18,497
Resources Fund	15,963	1,416
Risk Premium Fund	9,189	768
Tax-Managed International Equities Fund	1,187	122
U.S. Equity Fund	18,982	2,166
U.S. Small Cap Value Fund	8,037	853

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the year ended February 29, 2020, none of the Funds had annualized indirect fees and expenses greater than 0.01% of the Fund’s average daily net assets.

The Funds are permitted to purchase or sell securities from or to certain other GMO funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the year ended February 29, 2020, the Funds did not engage in these transactions.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the year ended February 29, 2020 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Climate Change Fund	—	223,168,668	—	209,835,995
Emerging Domestic Opportunities Fund	—	2,786,811,756	—	3,343,263,050
Emerging Markets Fund	25,033,775	3,956,734,819	—	4,132,062,999
International Equity Fund	—	2,224,829,542	—	2,967,540,508
Quality Fund	94,898,680	989,770,172	27,998,727	1,746,073,693
Resources Fund	—	598,818,693	—	537,474,644
Risk Premium Fund	104,145,682	—	441,830,794	—
Tax-Managed International Equities Fund	—	28,077,328	—	40,637,565
U.S. Equity Fund	—	598,412,795	—	1,059,484,874
U.S. Small Cap Value Fund	—	717,669,838	—	260,778,608

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

Included in the table above are cost of purchases and proceeds from sales of securities for in-kind transactions, excluding short-term investments, if any, in accordance with U.S. GAAP for the year ended February 29, 2020. In-kind purchases and sales of securities, including short-term investments, if any, and net realized gains/(losses) attributed to redemption in-kind transactions, if any, are noted in the table below:

Fund Name	In-Kind Purchases ($)		In-Kind Sales ($)	Net realized gains/(losses) attributed to redemption in-kind transactions ($)
Quality Fund	21,424,883		165,586,344	73,553,708
U.S. Small Cap Value Fund	62,548,093	*	—	—

*	Amount represents the value of a contribution of assets by its sole shareholder to launch U.S. Small Cap Value Fund on July 2, 2019.

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders and related parties as of February 29, 2020

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund		Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of GMO and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which GMO has investment discretion
Climate Change Fund	1		15.02%	15.74%	9.76%
Emerging Domestic Opportunities Fund*	1		46.35%	1.90%	0.52%
Emerging Markets Fund*	1	‡	12.96%	0.89%	69.50%
International Equity Fund	3	§	50.35%	0.02%	88.12%
Quality Fund	—		—	0.28%	8.42%
Resources Fund	2	†	84.72%	3.04%	29.75%
Risk Premium Fund	1	‡	86.46%	0.01%	97.36%
Tax-Managed International Equities Fund	2		70.48%	0.21%	—
U.S. Equity Fund	4	#	71.50%	—	94.71%
U.S. Small Cap Value Fund	4	§	82.61%	—	100.00%

*	The Fund’s outstanding shares were owned by more than 10 shareholders as of February 29, 2020.
‡	One of the shareholders is another fund of the Trust.
†	One of the shareholders is another fund managed by GMO.
#	Two of the shareholders are other funds of the Trust.
§	Three of the shareholders are other funds of the Trust.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Year Ended February 29, 2020		Year Ended February 28, 2019

	Shares	Amount	Shares		Amount
Climate Change Fund
Class III:
Shares sold	1,335,895	$29,627,307	3,903,360		$90,089,432
Shares issued to shareholders in reinvestment of distributions	208,829	4,878,287	103,496		2,222,541
Shares repurchased	(1,258,218)	(27,634,266)	(1,218)		(23,934)

Net increase (decrease)	286,506	$6,871,328	4,005,638		$92,288,039

Class R6:*
Shares sold	50,513	1,239,895

Net increase (decrease)	50,513	$1,239,895

Class I:**
Shares sold	43,031	1,000,842

Net increase (decrease)	43,031	$1,000,842

Emerging Domestic Opportunities Fund
Class II:
Shares sold	289,248	$6,614,135	3,204,901		$79,061,263
Shares issued to shareholders in reinvestment of distributions	664,068	15,015,951	2,490,941		56,567,432
Shares repurchased	(8,745,485)	(191,639,350)	(8,330,784)		(210,026,067)
Purchase premiums	—	4,323	—		38,384
Redemption fees	—	847,788	—		1,033,437

Net increase (decrease)	(7,792,169)	$(169,157,153)	(2,634,942)		$(73,325,551)

Class III:
Shares sold	77,711	$1,718,594	5,850,770		$140,285,180
Shares issued to shareholders in reinvestment of distributions	227,211	5,137,598	453,611		10,280,699
Shares repurchased	(3,609,060)	(78,781,535)	(2,332,378)		(55,472,756)
Purchase premiums	—	1,876	—		10,174
Redemption fees	—	350,461	—		278,104

Net increase (decrease)	(3,304,138)	$(71,573,006)	3,972,003		$95,381,401

Class IV:‡
Shares issued to shareholders in reinvestment of distributions	—	$—	1,321,813		$30,066,258
Shares repurchased	(5,133,511)	(114,489,235)	(6,601,782)		(146,346,252)
Purchase premiums	—	189	—		16,918
Redemption fees	—	9,656	—		504,318

Net increase (decrease)	(5,133,511)	$(114,479,390)	(5,279,969)		$(115,758,758)

Class V:
Shares sold	4,069,005	$94,765,020	1,849,860		$42,178,952
Shares issued to shareholders in reinvestment of distributions	1,207,239	27,262,953	4,876,381		110,661,725
Shares repurchased	(13,489,760)	(301,571,976)	(16,151,988	)(a)	(385,477,492	)(a)
Purchase premiums	—	6,412	—		67,764
Redemption fees	—	1,090,567	—		1,730,847

Net increase (decrease)	(8,213,516)	$(178,447,024)	(9,425,747)		$(230,838,204)

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

	Year Ended February 29, 2020		Year Ended February 28, 2019

	Shares	Amount	Shares	Amount
Emerging Markets Fund
Class II:
Shares sold	2,591,221	$84,009,094	4,401,593	$143,683,129
Shares issued to shareholders in reinvestment of distributions	645,799	21,903,810	291,349	8,605,697
Shares repurchased	(4,313,640)	(141,674,686)	(3,849,640)	(129,008,521)
Purchase premiums	—	51,363	—	57,830
Redemption fees	—	223,821	—	888,215

Net increase (decrease)	(1,076,620)	$(35,486,598)	843,302	$24,226,350

Class III:
Shares sold	3,289,119	$107,742,551	2,787,118	$91,244,415
Shares issued to shareholders in reinvestment of distributions	138,763	4,718,700	203,100	6,015,118
Shares repurchased	(1,201,886)	(38,674,913)	(5,098,345)	(169,757,234)
Purchase premiums	—	29,976	—	48,070
Redemption fees	—	127,453	—	731,576

Net increase (decrease)	2,225,996	$73,943,767	(2,108,127)	$(71,718,055)

Class IV:‡‡
Shares sold			—	$—
Shares issued to shareholders in reinvestment of distributions			—	—
Shares repurchased			(13,413,860)	(454,910,684)
Purchase premiums			—	29,880
Redemption fees			—	305,681

Net increase (decrease)			(13,413,860)	$(454,575,123)

Class V:***‡‡‡
Shares sold	6,704,011	$210,170,738	546,340	$18,389,796
Shares issued to shareholders in reinvestment of distributions	—	—	37,522	1,128,252
Shares repurchased	—	—	(5,323,979)	(159,779,021)
Purchase premiums	—	—	—	20,982
Redemption fees	—	—	—	320,532

Net increase (decrease)	6,704,011	$210,170,738	(4,740,117)	$(139,919,459)

Class VI:
Shares sold	7,402,013	$246,827,168	18,836,288	$615,708,595
Shares issued to shareholders in reinvestment of distributions	3,573,268	120,190,006	3,073,538	90,223,106
Shares repurchased	(23,395,592)	(757,169,808)	(36,862,271)	(1,203,088,049)
Purchase premiums	—	277,115	—	466,824
Redemption fees	—	1,196,746	—	7,255,860

Net increase (decrease)	(12,420,311)	$(388,678,773)	(14,952,445)	$(489,433,664)

Class I:****
Shares sold	525,691	17,411,530
Shares repurchased	(211)	(6,910)

Net increase (decrease)	525,480	$17,404,620

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

	Year Ended February 29, 2020				Year Ended February 28, 2019

	Shares		Amount		Shares		Amount
International Equity Fund
Class II:
Shares sold	—		$—		11,917		$233,788
Shares issued to shareholders in reinvestment of distributions	13,808		300,245		18,106		351,230
Shares repurchased	(375,731)		(7,877,185)		(128,051)		(2,882,249)

Net increase (decrease)	(361,923)		$(7,576,940)		(98,028)		$(2,297,231)

Class III:
Shares sold	2,042,255		$42,764,756		6,170,386		$129,662,149
Shares issued to shareholders in reinvestment of distributions	876,701		19,307,608		735,871		14,422,969
Shares repurchased	(5,358,133)		(115,630,443)		(2,267,308)		(48,310,377)

Net increase (decrease)	(2,439,177)		$(53,558,079)		4,638,949		$95,774,741

Class IV:
Shares sold	11,741,908		$249,651,330		13,045,053		$273,347,845
Shares issued to shareholders in reinvestment of distributions	4,679,297		102,794,963		5,654,415		110,749,922
Shares repurchased	(43,099,517)		(902,931,022)		(54,064,238	)(b)	(1,211,296,562	)(b)

Net increase (decrease)	(26,678,312)		$(550,484,729)		(35,364,770)		$(827,198,795)

Quality Fund
Class III:
Shares sold	24,208,061	(c)	$587,758,048	(c)	16,255,202		$379,498,126
Shares issued to shareholders in reinvestment of distributions	9,288,097		227,503,802		21,144,460		470,866,346
Shares repurchased	(30,748,307)		(748,409,967)		(40,046,730)		(991,355,485)

Net increase (decrease)	2,747,851		$66,851,883		(2,647,068)		$(140,991,013)

Class IV:
Shares sold	5,393,298		$137,744,836		16,246,296		$396,671,448
Shares issued to shareholders in reinvestment of distributions	3,200,998		78,540,885		8,375,289		184,871,739
Shares repurchased	(22,245,865	)(d)	(531,451,811	)(d)	(11,645,987)		(275,530,264)

Net increase (decrease)	(13,651,569)		$(315,166,090)		12,975,598		$306,012,923

Class V:‡‡‡‡
Shares sold					239,817		$5,820,347
Shares issued to shareholders in reinvestment of distributions					863,594		19,533,549
Shares repurchased					(7,303,762)		(171,815,974)

Net increase (decrease)					(6,200,351)		$(146,462,078)

Class VI:
Shares sold	5,679,207		$137,503,394		7,869,954		$186,506,908
Shares issued to shareholders in reinvestment of distributions	7,389,652		180,990,035		18,758,196		417,401,151
Shares repurchased	(21,809,752)		(528,211,553)		(68,400,304	)(e)	(1,710,007,741	)(e)

Net increase (decrease)	(8,740,893)		$(209,718,124)		(41,772,154)		$(1,106,099,682)

Class R6:*****
Shares sold	3,486,855		87,903,607
Shares repurchased	(87,109)		(2,238,685)

Net increase (decrease)	3,399,746		$85,664,922

Class I:******
Shares sold	3,566,561		88,681,940
Shares issued to shareholders in reinvestment of distributions	71,643		1,757,400
Shares repurchased	(116,810)		(2,898,788)

Net increase (decrease)	3,521,394		$87,540,552

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

	Year Ended February 29, 2020		Year Ended February 28, 2019

	Shares	Amount	Shares	Amount
Resources Fund
Class III:
Shares sold	2,761,934	$55,016,482	5,913,886	$119,547,649
Shares issued to shareholders in reinvestment of distributions	306,986	6,449,418	247,853	4,777,428
Shares repurchased	(302,137)	(6,067,221)	(400,869)	(7,598,970)
Purchase premiums	—	87,946	—	110,295
Redemption fees	—	2,400	—	6,715

Net increase (decrease)	2,766,783	$55,489,025	5,760,870	$116,843,117

Class IV:
Shares sold	382,045	$7,856,670	1,874,792	$40,017,125
Shares issued to shareholders in reinvestment of distributions	509,639	10,674,039	613,109	11,888,579
Shares repurchased	(285,769)	(5,818,904)	(74,786)	(1,535,583)
Purchase premiums	—	147,126	—	365,656
Redemption fees	—	4,202	—	16,509

Net increase (decrease)	605,915	$12,863,133	2,413,115	$50,752,286

Risk Premium Fund
Class III:
Shares sold	91,671	$2,377,913	594,623	$16,138,183
Shares issued to shareholders in reinvestment of distributions	1,831	50,962	7,902	206,499
Shares repurchased	(405,479)	(11,210,275)	(323,281)	(7,967,768)
Purchase premiums	—	—	—	1
Redemption fees	—	—	—	364

Net increase (decrease)	(311,977)	$(8,781,400)	279,244	$8,377,279

Class VI:
Shares sold	608,265	$15,636,365	16,071,145	$438,504,961
Shares issued to shareholders in reinvestment of distributions	590,599	16,150,902	197,404	5,195,070
Shares repurchased	(16,562,272)	(453,097,394)	(4,871,506)	(134,197,516)
Purchase premiums	—	—	—	27
Redemption fees	—	—	—	14,461

Net increase (decrease)	(15,363,408)	$(421,310,127)	11,397,043	$309,517,003

Tax-Managed International Equities Fund
Class III:
Shares sold	722	$10,001	1,260,151	$15,804,345
Shares issued to shareholders in reinvestment of distributions	61,454	905,073	139,568	2,039,645
Shares repurchased	(918,834)	(13,006,197)	(1,918,780)	(28,146,477)

Net increase (decrease)	(856,658)	$(12,091,123)	(519,061)	$(10,302,487)

U.S. Equity Fund
Class III:
Shares sold	280,647	$3,693,248	4,165,849	$54,818,037
Shares issued to shareholders in reinvestment of distributions	959,250	12,501,419	995,861	13,029,413
Shares repurchased	(4,232,533)	(55,999,328)	(140,451)	(2,111,646)

Net increase (decrease)	(2,992,636)	$(39,804,661)	5,021,259	$65,735,804

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

	Year Ended February 29, 2020		Year Ended February 28, 2019

	Shares	Amount	Shares		Amount
U.S. Equity Fund (continued)
Class IV:‡‡
Shares sold			189,947		$2,270,787
Shares issued to shareholders in reinvestment of distributions			480,081		6,281,718
Shares repurchased			(3,005,796)		(39,503,937)

Net increase (decrease)			(2,335,768)		$(30,951,432)

Class V:‡‡‡‡
Shares sold			292,730		$4,423,147
Shares issued to shareholders in reinvestment of distributions			484,000		6,695,554
Shares repurchased			(4,711,578)		(63,271,141)

Net increase (decrease)			(3,934,848)		$(52,152,440)

Class VI:
Shares sold	765,484	$9,757,003	4,491,218		$59,093,282
Shares issued to shareholders in reinvestment of distributions	4,277,949	55,400,367	10,974,139		143,034,255
Shares repurchased	(32,517,831)	(433,954,549)	(35,344,226	)(f)	(527,299,355	)(f)

Net increase (decrease)	(27,474,398)	$(368,797,179)	(19,878,869)		$(325,171,818)

U.S. Small Cap Value Fund
Class VI:*******
Shares sold	26,882,418 (g)	$541,929,344 (g)
Shares issued to shareholders in reinvestment of distributions	177,333	3,801,218
Shares repurchased	(4,053,702)	(81,541,924)

Net increase (decrease)	23,006,049	$464,188,638

*	The period under the heading “Year Ended February 29, 2020” represents the period from January 16, 2020 (commencement of operations) through February 29, 2020.
**	The period under the heading “Year Ended February 29, 2020” represents the period from February 25, 2020 (commencement of operations) through February 29, 2020.
***	The period under the heading “Year Ended February 29, 2020” represents the period from February 26, 2020 through February 29, 2020.
****	The period under the heading “Year Ended February 29, 2020” represents the period from January 14, 2020 (commencement of operations) through February 29, 2020.
*****	The period under the heading “Year Ended February 29, 2020” represents the period from November 12, 2019 (commencement of operations) through February 29, 2020.
******	The period under the heading “Year Ended February 29, 2020” represents the period from September 26, 2019 (commencement of operations) through February 29, 2020.
*******	The period under the heading “Year Ended February 29, 2020” represents the period from July 2, 2019 (commencement of operations) through February 29, 2020.
‡	For the period June 25, 2019 to February 29, 2020, Class IV had no shareholders.
‡‡	For the period February 27, 2019 to February 28, 2019, Class IV had no shareholders.
‡‡‡

For the period February 27, 2019 to February 25, 2020, Class V had no shareholders. The period under the heading “Year Ended February 29, 2020” represents the period from February 26, 2020 through February 29, 2020.

‡‡‡‡	For the period February 27, 2019 to February 28, 2019, Class V had no shareholders.
(a)	2,739,717 shares and $69,588,804 were redeemed in-kind by affiliates.
(b)	24,923,605 shares and $580,193,344 were redeemed in-kind by affiliates.
(c)	838,547 shares and $7,413,522 were purchased in-kind.
(d)	7,413,522 shares and $165,586,344 were redeemed in-kind.
(e)	7,279,373 shares and $186,934,301 were redeemed in-kind by affiliates.
(f)	14,819,129 shares and $232,339,705 were redeemed in-kind by affiliates.
(g)	3,127,405 shares and $62,548,093 represented a contribution of assets by its sole shareholder to launch U.S. Small Cap Value Fund on July 2, 2019.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the year ended February 29, 2020 is set forth below:

Affiliate	Value, beginning of period		Purchases	Sales Proceeds	Dividend Income		Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Climate Change Fund
GMO U.S. Treasury Fund	$4,595,622		$143,364,279	$139,437,676	$60,492	*	$7,909	$14,872	$8,545,006

Emerging Domestic Opportunities Fund
CMI Ltd	$2,100,445		$—	$523,594	$12,273		$(1,196,167)	$(54,875)	$325,809
Gayatri Projects Ltd	23,320,306		—	—	—		—	(19,939,851)	3,380,455
GMO U.S. Treasury Fund	26,772,924		641,721,561	649,940,000	727,349		40,749	20,095	18,615,329
iShares MSCI Saudi Arabia ETF	—	#	29,021,458	31,136,038	—		(12,200)	—	—	##

Totals	$52,193,675		$670,743,019	$681,599,632	$739,622		$(1,167,618)	$(19,974,631)	$22,321,593

Emerging Markets Fund
Anilana Hotels & Properties Ltd	$520,683		$—	$—	$—		$—	$(35,377)	$485,306
Gayatri Highways Ltd	143,172		—	6,843	—		(52,686)	(34,014)	49,629
Gayatri Projects Ltd	35,390,143		—	—	—		—	(30,260,074)	5,130,069
GMO U.S. Treasury Fund	65,931,221		803,331,819	869,609,572	1,350,640		346,532	—	—

Totals	$101,985,219		$803,331,819	$869,616,415	$1,350,640		$293,846	$(30,329,465)	$5,665,004

International Equity Fund
GMO U.S. Treasury Fund	$64,555,168		$669,610,000	$734,347,498	$1,091,265		$182,330	$—	$—

Quality Fund
GMO U.S. Treasury Fund	$15,705,319		$—	$—	$320,784		$—	$62,821	$15,768,140

Resources Fund
GMO U.S. Treasury Fund	$5,233,701		$344,867,317	$348,333,404	$192,534	*	$57,947	$7,302	$1,832,863

Tax-Managed International Equities Fund
GMO U.S. Treasury Fund	$846,701		$5,930,000	$6,410,000	$12,633		$1,131	$864	$368,696

U.S. Equity Fund
GMO U.S. Treasury Fund	$21,833,340		$113,715,000	$134,110,000	$192,117		$28,714	$2,929	$1,469,983

U.S. Small Cap Value Fund
GMO U.S. Treasury Fund	$—		$59,058,020	$52,811,000	$63,913		$17,448	$15,999	$6,280,467

*

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $118,891 and $333,999 in Climate Change Fund and Resources Fund, respectively, during the year.

#	Security was not an affiliate at the beginning of the year.
##	Security is no longer an affiliate at year end.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

11.	Subsequent events

Effective April 1, 2020, GMO U.S. Small Cap Value Fund’s investment objective is “total return in excess of its benchmark, the S&P SmallCap 600 Value Index”.

Effective March 9, 2020, GMO Resources Fund no longer charges a purchase premium or redemption fee.

Subsequent to February 29, 2020, GMO Risk Premium Fund and GMO Tax-Managed International Equities Fund received redemption requests in the amounts of $15,733,314 and $9,484,983, respectively.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of GMO Trust and Shareholders of

GMO Climate Change Fund, GMO Emerging Domestic Opportunities Fund, GMO Emerging Markets Fund, GMO International Equity Fund, GMO Quality Fund, GMO Resources Fund, GMO Risk Premium Fund, GMO Tax-Managed International Equities Fund, GMO U.S. Equity Fund, and GMO U.S. Small Cap Value Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of GMO Climate Change Fund, GMO Emerging Domestic Opportunities Fund, GMO Emerging Markets Fund, GMO International Equity Fund, GMO Quality Fund, GMO Resources Fund, GMO Risk Premium Fund, GMO Tax-Managed International Equities Fund, GMO U.S. Equity Fund, and GMO U.S. Small Cap Value Fund (ten of the funds constituting GMO Trust, hereafter collectively referred to as the “Funds”) as of February 29, 2020, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 29, 2020, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

GMO Climate Change Fund, GMO Emerging Domestic Opportunities Fund, GMO Emerging Markets Fund, GMO International Equity Fund, GMO Quality Fund, GMO Resources Fund, GMO Risk Premium Fund, GMO Tax-Managed International Equities Fund, GMO U.S. Equity Fund	Statements of operations for the year ended February 29, 2020 and the statements of changes in net assets for each of the two years in the period ended February 29, 2020
GMO U.S. Small Cap Value Fund	Statements of operations and changes in net assets for the period July 2, 2019 (commencement of operations) through February 29, 2020

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, MA

April 24, 2020

We have served as the auditor of one or more investment companies in the GMO mutual funds complex since 1985.

149

GMO Trust Funds

Fund Expenses

February 29, 2020 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended February 29, 2020.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2019 through February 29, 2020.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During the Period*	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During the Period*	Annualized Expense Ratio

Climate Change Fund
Class III	$1,000.00	$1,103.00	$4.03	$1,000.00	$1,021.03	$3.87	0.77%
Class R6(a)	$1,000.00	$910.80	$0.88	$1,000.00	$1,021.03	$3.87	0.77%
Class I(b)	$1,000.00	$956.80	$0.09	$1,000.00	$1,020.49	$4.42	0.88%

Emerging Domestic Opportunities Fund
Class II	$1,000.00	$1,022.00	$5.18	$1,000.00	$1,019.74	$5.17	1.03%
Class III	$1,000.00	$1,022.60	$4.83	$1,000.00	$1,020.09	$4.82	0.96%
Class V	$1,000.00	$1,022.50	$4.53	$1,000.00	$1,020.39	$4.52	0.90%

Emerging Markets Fund
Class II	$1,000.00	$1,031.60	$4.65	$1,000.00	$1,020.29	$4.62	0.92%
Class III	$1,000.00	$1,031.40	$4.39	$1,000.00	$1,020.54	$4.37	0.87%
Class V(c)	$1,000.00	$973.50	$0.06	$1,000.00	$1,021.18	$3.72	0.74%
Class VI	$1,000.00	$1,032.20	$3.74	$1,000.00	$1,021.18	$3.72	0.74%
Class I(d)	$1,000.00	$871.40	$1.11	$1,000.00	$1,020.20	$4.72	0.94%

International Equity Fund
Class II	$1,000.00	$1,058.40	$3.74	$1,000.00	$1,021.23	$3.67	0.73%
Class III	$1,000.00	$1,059.30	$3.38	$1,000.00	$1,021.58	$3.32	0.66%
Class IV	$1,000.00	$1,059.10	$3.07	$1,000.00	$1,021.88	$3.02	0.60%

Quality Fund
Class III	$1,000.00	$1,024.00	$2.47	$1,000.00	$1,022.43	$2.46	0.49%
Class IV	$1,000.00	$1,024.60	$2.21	$1,000.00	$1,022.68	$2.21	0.44%
Class VI	$1,000.00	$1,024.50	$1.96	$1,000.00	$1,022.92	$1.96	0.39%
Class R6(e)	$1,000.00	$966.10	$1.43	$1,000.00	$1,022.43	$2.46	0.49%
Class I(f)	$1,000.00	$1,016.20	$2.45	$1,000.00	$1,022.03	$2.87	0.57%

150

GMO Trust Funds

Fund Expenses — (Continued)

February 29, 2020 (Unaudited)

	Actual			Hypothetical
	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During the Period*	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During the Period*	Annualized Expense Ratio

Resources Fund
Class III	$1,000.00	$1,018.90	$3.66	$1,000.00	$1,021.23	$3.67	0.73%
Class IV	$1,000.00	$1,019.20	$3.41	$1,000.00	$1,021.48	$3.42	0.68%

Risk Premium Fund
Class III	$1,000.00	$971.10	$1.96	$1,000.00	$1,022.87	$2.01	0.40%
Class VI	$1,000.00	$972.00	$1.47	$1,000.00	$1,023.37	$1.51	0.30%

Tax-Managed International Equities Fund
Class III	$1,000.00	$1,043.70	$4.27	$1,000.00	$1,020.69	$4.22	0.84%

U.S. Equity Fund
Class III	$1,000.00	$991.90	$2.33	$1,000.00	$1,022.53	$2.36	0.47%
Class VI	$1,000.00	$992.30	$1.83	$1,000.00	$1,023.02	$1.86	0.37%

U.S. Small Cap Value Fund
Class VI	$1,000.00	$951.00	$2.09	$1,000.00	$1,022.73	$2.16	0.43%

*

Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended February 29, 2020, multiplied by the average account value over the period, multiplied by 182 days in the period, divided by 366 days in the year.

(a)

For the period January 16, 2020 (commencement of operations) through February 29, 2020, expenses were calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the period ended February 29, 2020, multiplied by the average account value over the period, multiplied by 44 days in the period, divided by 366 days in the year.

(b)

For the period February 25, 2020 (commencement of operations) through February 29, 2020, expenses were calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the period ended February 29, 2020, multiplied by the average account value over the period, multiplied by 4 days in the period, divided by 366 days in the year.

(c)

For the period February 26, 2020 through February 29, 2020, expenses were calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the period ended February 29, 2020, multiplied by the average account value over the period, multiplied by 3 days in the period, divided by 366 days in the year.

(d)

For the period January 14, 2020 (commencement of operations) through February 29, 2020, expenses were calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the period ended February 29, 2020, multiplied by the average account value over the period, multiplied by 46 days in the period, divided by 366 days in the year.

(e)

For the period November 12, 2019 (commencement of operations) through February 29, 2020, expenses were calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the period ended February 29, 2020, multiplied by the average account value over the period, multiplied by 109 days in the period, divided by 366 days in the year.

(f)

For the period September 26, 2019 (commencement of operations) through February 29, 2020, expenses were calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the period ended February 29, 2020, multiplied by the average account value over the period, multiplied by 156 days in the period, divided by 366 days in the year.

151

GMO Trust Funds

Tax Information for the Tax Year Ended February 29, 2020 (Unaudited)

The following information is being provided in order to meet reporting requirements set forth by the Code and/or to meet state-specific requirements. Shareholders should consult their tax advisors.

With respect to distributions paid, the Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year-ended February 29, 2020:

Fund Name	Dividend Received Deduction (corporate shareholders)(1)	Qualified Dividend Income (non-corporate shareholders)(1)	U.S. Government Obligation Income(1)(2)	Interest- Related Dividend Income ($)(3)	Short- Term Capital Gain Dividends ($)(3)	Long-Term Capital Gain Distributions ($)	Foreign Taxes Paid ($)(4)	Foreign Source Income ($)(4)	Section 199A Dividend Income (non-corporate shareholders) ($)(5)
Climate Change Fund	8.84%	74.92%	1.59%	—	1,246,139	1,404,035	252,608	2,875,186	—
Emerging Domestic Opportunities Fund	—	30.65%	1.64%	—	—	—	3,970,134	36,535,392	—
Emerging Markets Fund	—	70.38%	—	—	—	—	18,331,061	166,832,312	—
International Equity Fund	—	100.00%	—	—	—	—	12,927,660	152,100,963	—
Quality Fund	67.88%	92.07%	2.13%	2,022,160	35,800,247	399,309,648	—	—	—
Resources Fund	4.43%	100.00%	—	—	—	—	1,530,725	21,661,482	—
Risk Premium Fund	—	—	62.28%	7,101,170	4,300,109	4,800,585	—	—	—
Tax-Managed International Equities Fund	—	95.17%	—	19,223	—	—	97,194	1,839,851	—
U.S. Equity Fund	100.00%	100.00%	1.50%	—	356,127	54,102,864	—	—	361,477
U.S. Small Cap Value Fund	76.77%	78.32%	1.45%	—	—	—	—	—	474,615

(1)	Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.
(2)	All or a portion of these amounts may be exempt from taxation at the state level.
(3)

These amounts are generally exempt from U.S. withholding taxes for non-U.S. shareholders, provided certain conditions are satisfied by both the Funds and the Funds’ shareholders. If applicable, interest-related dividend amounts may include short-term capital gain distributions received from underlying funds.

(4)	The Funds expect to elect to treat foreign taxes attributed to foreign source income from certain of its investments, as if incurred directly by the Funds’ shareholders.
(5)	The Funds hereby designate the above qualified business income under Section 199A of the Code.

In early 2021, the Funds will notify applicable shareholders of amounts for use in preparing 2020 U.S. federal income tax forms.

152

Trustees and Officers (Unaudited)

The following tables present information regarding each Trustee and officer of the Trust as of February 29, 2020. Each Trustee’s and officer’s year of birth (“YOB”) is set forth after his or her name. Unless otherwise noted, (i) each Trustee and officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee and officer is c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110. Each Trustee serves in office until the earlier of (a) the election and qualification of a successor at the next meeting of shareholders called to elect Trustees or (b) the Trustee dies, resigns, or is removed as provided in the Trust’s governing documents. Each of the Trustees of the Trust, other than Mr. Feigelson, is not an “interested person” of the Trust, as such term is used in the 1940 Act (each, an “Independent Trustee”). Because the Funds do not hold annual meetings of shareholders, each Trustee will hold office for an indeterminate period. Each officer serves in office until his or her successor is elected and determined to be qualified to carry out the duties and responsibilities of the office, or until the officer resigns or is removed from office.

Independent Trustees

Name and Year of Birth	Position(s) Heldwith the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen	Other Directorships Held in the Past Five Years

Donald W. Glazer YOB: 1944	Chairman of the Board of Trustees	Chairman of the Board of Trustees since March 2005; Lead Independent Trustee (September 2004 – March 2005); Trustee since December 2000.	Consultant – Law and Business; Author of Legal Treatises.	31	Director, BeiGene Ltd. (biotech research).

Peter Tufano YOB: 1957	Trustee	Since December 2008.	Peter Moores Dean and Professor of Finance, University of Oxford Saïd Business School (as of July 1, 2011).	31	Trustee of State Street Navigator Securities Lending Trust (5 Portfolios) (January 1993 – June 2015).

Paul Braverman YOB: 1949	Trustee	Since March 2010.	Retired	31	Trustee HIMCO Variable Insurance Trust (27 Portfolios) April 2014 – April 2019).
Interested Trustee and Officer

Jonathan Feigelson YOB: 1962	Trustee; President of the Trust	Trustee and President since September 2019.	General Counsel, Grantham, Mayo, Van Otterloo & Co LLC (May 2019 – present); General Counsel and Head of Human Resources at iCapital Network, Inc. (2017 – 2019); Senior Managing Director General Counsel, head of Regulatory Affairs and Director of Corporate Governance at TIAA-CREF (2006 – 2016)	46	None.

[1]	The Fund Complex includes series of each of GMO Trust and GMO Series Trust. Mr. Feigelson also serves as a Trustee of GMO Series Trust.

[2]	Mr. Feigelson is an “interested person” of the Trust, as such term is used in the 1940 Act (an “Interested Trustee”), by virtue of his positions with the Trust and GMO indicated in the table above.

153

Officers

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years*

Jonathan Feigelson YOB: 1962	Trustee; President of the Trust	Trustee and President since September 2019.	General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (May 2019 – present); General Counsel and Head of Human Resources at iCapital Network, Inc. (2017 – 2019); Senior Managing Director, General Counsel, Head of Regulatory Affairs and Director of Corporate Governance at TIAA-CREF (2006 – 2016).

Sheppard N. Burnett YOB: 1968	Chief Executive Officer	Chief Executive Officer since June 2015; Chief Financial Officer, March 2007 – June 2015; Treasurer, November 2006 – June 2015; Assistant Treasurer, September 2004 – November 2006.	Head of Fund Treasury and Tax, Grantham, Mayo, Van Otterloo & Co. LLC (December 2006 – present).

Betty Maganzini YOB: 1972	Treasurer, Chief Accounting Officer and Chief Financial Officer	Treasurer, Chief Accounting Officer and Chief Financial Officer since September 2018; Assistant Treasurer, September 2013 – September 2018.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (July 2010 – present).

Susan Saw YOB: 1981	Assistant Treasurer	Since September 2019.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (March 2011 – present).

John L. Nasrah YOB: 1977	Assistant Treasurer and Chief Tax Officer	Since March 2007.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (September 2004 – present).

Cathy Tao YOB: 1974	Assistant Treasurer	Since September 2016.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (October 2007 – present)

Brian Kadehjian YOB: 1974	Assistant Treasurer and Treasury Officer	Assistant Treasurer since February 2015; Treasury Officer since September 2013.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2002 – present).

Douglas Y. Charton YOB: 1982	Chief Legal Officer, Vice President and Clerk	Since August 2015.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (July 2015 – present); Associate, K&L Gates LLP (September 2007 – July 2015).

Megan Bunting YOB: 1978	Vice President and Assistant Clerk	Since September 2013.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (September 2006 – present).

Kevin O’Brien YOB: 1985	Vice President and Assistant Clerk	Since March 2016.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (February 2015 – present).

Gregory L. Pottle YOB: 1971	Chief Compliance Officer	Chief Compliance Officer since May 2015; Vice President and Assistant Clerk, November 2006 – November 2015.	Chief Compliance Officer, Grantham, Mayo, Van Otterloo & Co. LLC (May 2015-present).

Kelly Butler YOB: 1974	Anti-Money Laundering Officer	Since March 2020.	Compliance Manager (March 2016 – present); Compliance Specialist, Grantham, Mayo, Van Otterloo & Co. LLC (November 2007 – March 2016).

*

Each officer of the Trust may also serve as an officer and/or director of certain pooled investment vehicles of which GMO or an affiliate of GMO serves as the investment adviser. With the exception of Mr. Feigelson and Ms. Saw, each officer listed in the table above also serves as an officer of GMO Series Trust.

154

GMO Trust

Annual Report

February 29, 2020

Alternative Allocation Fund

Benchmark-Free Allocation Fund

Benchmark-Free Fund

Global Asset Allocation Fund

Global Developed Equity Allocation Fund

Global Equity Allocation Fund

Implementation Fund

International Developed Equity Allocation Fund

International Equity Allocation Fund

SGM Major Markets Fund

Special Opportunities Fund

Strategic Opportunities Allocation Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, GMO expects that paper copies of each Fund’s annual and semiannual reports to shareholders will no longer be sent by mail, unless you specifically request paper copies of the reports by writing or calling GMO Shareholder Services at the address or phone number below or by contacting your financial intermediary, such as a broker or agent. Instead, reports will be available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting GMO Shareholder Services or if you own your shares through a financial intermediary, you may contact your financial intermediary.

Beginning January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request to continue to receive paper copies of your shareholder reports or you can follow instructions included with this disclosure. If you invest directly with the Fund, you can contact GMO Shareholder Services at the address or phone number below. Your election to receive reports in paper will apply to all Funds held directly with the Trust.

Shareholder Services at

Grantham, Mayo, Van Otterloo & Co. LLC

40 Rowes Wharf, Boston, Massachusetts 02110

1-617-346-7646 (collect)

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT, which is available on the Commission’s website at www.sec.gov. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-equities, management and operational risk, market risk-asset backed securities, credit risk, non-U.S. investment risk, small company risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the FTSE 3-Month T-Bill Index is included for comparative purposes only.

Class VI shares of GMO Alternative Allocation Fund returned -0.21% (net) for the period from inception on May 1, 2019 to the end of the fiscal year on February 29, 2020, as compared with 1.70% for the FTSE 3-Month T-Bill Index.

Two of the underlying strategies, Fixed Income Absolute Returns and Event-Driven enjoyed positive returns for the period. Both are reasonably meaningful exposures and contributed approximately 0.9% and 0.7%, respectively, to total Fund returns. The Asset Allocation Long/Short strategy and the Put Selling strategy were the worst performers in an absolute sense, but because they were more modest exposures, reflecting their potentially higher volatility characteristics, meant that each detracted a little over 50 basis points from total Fund return. Although the Systematic Global Macro strategy performed less negatively from an absolute perspective, it has a significantly higher exposure and detracted almost 1.5% from total Fund returns. The holdings in cash and equivalents, which are needed to collateralize the underlying exposures, generated a modest positive return.

Because some of the securities and instruments held directly or indirectly by the Fund had either a negative fair value adjustment at the beginning of the fiscal year or a positive fair value adjustment at the end of the year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

2

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $300,000,000 Investment in

GMO Alternative Allocation Fund Class VI Shares and the FTSE 3-Month Treasury Bill Index

As of February 29, 2020

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 29, 2020. All information is unaudited. Performance for classes may vary due to different fees.

3

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary (a)

February 29, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	37.3%
Short-Term Investments	35.5
Debt Obligations	25.7
Investment Funds	5.1
Mutual Funds	2.8
Futures Contracts	1.4
Swap Contracts	1.4
Purchased Options	0.5
Preferred Stocks	0.2
Rights/Warrants	0.1
Forward Currency Contracts	(0.4)
Written Options	(2.7)
Securities Sold Short	(9.8)
Other	2.9

100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
Canada	34.0%
Other Developed	0.3 ‡
United States	(25.9)

8.4%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
United States	19.5%
Other Developed	2.5 ‡
China	2.4
Japan	2.3
Netherlands	2.2
Other Emerging	1.7 †
Canada	1.4
Russia	1.3
Italy	1.1
Taiwan	1.1
Ireland	(1.4)

34.1%

(a)

GMO Alternative Allocation SPC Ltd. is a 100% owned subsidiary of GMO Alternative Allocation Fund. As such, the holdings of GMO Alternative Allocation SPC Ltd. have been included with GMO Alternative Allocation Fund.

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security. The table is not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

4

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	COMMON STOCKS — 28.3%

	Canada — 1.4%

138,962	Stars Group Inc (The) *	3,189,178

	France — 1.3%

3,705	Faurecia SE	169,420

19,759	Ingenico Group SA	2,816,236

	Total France	2,985,656

	Italy — 0.9%

166,035	Fiat Chrysler Automobiles NV	2,092,145

	Japan — 1.4%

26,133	Hitachi Chemical Co Ltd *	1,106,693

43,920	LINE Corp *	2,183,473

	Total Japan	3,290,166

	Netherlands — 1.9%

53,900	InterXion Holding NV * (a)	4,575,571

	United States — 21.4%

141,506	Advanced Disposal Services, Inc. * (b)	4,678,188

17,009	Allergan Plc (b)	3,243,106

83,277	Axalta Coating Systems Ltd. * (a) (b) (c)	2,075,263

39,000	Bristol-Myers Squibb Co.	2,303,340

17,718	Bunge Ltd. (d)	831,860

206,199	Caesars Entertainment Corp. * (a) (b)	2,620,789

112	Centene Corp. *	5,938

42,593	Charles Schwab Corp. (The) (a)	1,735,665

151,470	Cypress Semiconductor Corp. (a) (b)	3,497,442

15,295	DuPont de Nemours, Inc. (a) (c)	656,156

22,275	E*TRADE Financial Corp.	1,019,750

2,133	El Paso Electric Co.	144,767

130,100	Genworth Financial, Inc. – Class A * (a)	507,390

26,692	IBERIABANK Corp. (b)	1,606,591

8,694	II-VI, Inc. *	258,125

138,785	Liberty Global Plc – Series C * (a) (b) (c)	2,580,013

2,100	Mellanox Technologies Ltd *	250,782

50,002	NexTier Oilfield Solutions, Inc. *	233,009

105,284	Nielsen Holdings Plc (a) (d)	1,917,222

91,863	Pattern Energy Group, Inc. – Class A (b)	2,484,894

4,863	Prosperity Bancshares, Inc.	314,150

33,622	Tiffany & Co. (b)	4,491,563

60	Truist Financial Corp.	2,768

63,352	ViacomCBS, Inc. – Class B (a) (c)	1,559,093

26,105	WABCO Holdings, Inc. * (b)	3,526,785

24,805	Walgreens Boots Alliance, Inc. (a) (c)	1,135,077

118,737	Wright Medical Group NV * (a)	3,591,794

Shares / Par Value†		Description	Value ($)

		United States — continued

	90,027	Zayo Group Holdings, Inc. * (a) (b)	3,150,045

		Total United States	50,421,565

		TOTAL COMMON STOCKS (COST $69,739,391)	66,554,281

		RIGHTS/WARRANTS — 0.1%

		United States — 0.1%

	39,000	Bristol-Myers Squibb Co. *	130,650

		TOTAL RIGHTS/WARRANTS (COST $83,070)	130,650

		DEBT OBLIGATIONS — 25.6%

		United States — 25.6%

		U.S. Government — 25.6%

	4,700,000	U.S. Treasury Note, 1.38%, due 09/30/20	4,703,121

	5,000,000	U.S. Treasury Note, 1.38%, due 10/31/20	5,005,664

	10,000,000	U.S. Treasury Note, 1.75%, due 10/31/20	10,035,547

	11,500,000	U.S. Treasury Note, 1.38%, due 01/31/21	11,527,851

	4,000,000	U.S. Treasury Note, 1.25%, due 03/31/21	4,007,969

	25,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.14%, 1.65%, due 04/30/21 (b)	25,002,536

		TOTAL DEBT OBLIGATIONS (COST $60,140,024)	60,282,688

		MUTUAL FUNDS — 12.5%

		United States — 12.5%

		Affiliated Issuers — 12.5%

	445,468	GMO Emerging Markets Fund, Class VI	13,595,699

	453,720	GMO International Equity Fund, Class IV	9,097,096

	363,692	GMO Resources Fund, Class IV	6,568,271

		TOTAL MUTUAL FUNDS (COST $32,000,000)	29,261,066

		INVESTMENT FUNDS — 4.9%

		United States — 4.9%

	123,500	Altaba, Inc. (d)	2,667,600

	30,000	iShares Core S&P 500 ETF	8,877,300

		Total United States	11,544,900

		TOTAL INVESTMENT FUNDS (COST $12,142,670)	11,544,900

		SHORT-TERM INVESTMENTS — 35.3%

		Foreign Government Obligations — 22.1%

CAD	10,000,000	Canadian Treasury Bill, Zero Coupon, Zero Coupon, due 03/19/20	7,443,844

See accompanying notes to the financial statements.	5

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares / Par Value†		Description	Value ($)

		Foreign Government Obligations — continued

JPY	1,250,000,000	Japan Treasury Discount Bill, Zero Coupon, due 04/06/20	11,590,376

JPY	1,250,000,000	Japan Treasury Discount Bill, Zero Coupon, due 04/13/20	11,590,683

JPY	667,000,000	Japan Treasury Discount Bill, Zero Coupon, due 04/27/20	6,185,152

JPY	1,100,000,000	Japan Treasury Discount Bill, Zero Coupon, due 05/11/20	10,201,078

JPY	540,000,000	Japan Treasury Discount Bill, Zero Coupon, due 05/18/20	5,007,983

		TOTAL FOREIGN GOVERNMENT OBLIGATIONS	52,019,116

		Money Market Funds — 0.8%

	151,516	SSgA USD Liquidity Fund — Class D shares, 1.60% (e)	151,516

	1,804,235	State Street Institutional Treasury Money Market Fund – Premier Class, 1.50% (f)	1,804,235

		Total Money Market Funds	1,955,751

Shares	Description	Value ($)

	Repurchase Agreements — 12.4%

29,028,904	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 02/28/20, maturing on 03/02/20 with a maturity value of $29,032,702 and an effective yield of 1.57%, collateralized by a U.S. Treasury Note with maturity date 08/15/25 and a market value of $29,765,429.	29,028,904

	TOTAL SHORT-TERM INVESTMENTS (COST $82,456,614)	83,003,771

PURCHASED OPTIONS — 0.5%

Description	Counterparty	Exercise Price	Expiration Date	Principal Amount		Notional Amount		Value ($)

Currency Options — Puts — 0.0%
EUR Put/CHF Call	CITI	1.06	04/28/20	EUR	8,660,000	EUR	8,660,000	45,640

Total Currency Options — Puts								45,640

Description	Exercise Price	Expiration Date	Number of Contracts		Notional Amount		Value ($)

Equity Options — Calls — 0.0%
Bunge Ltd. (d)	65.00	07/17/20	USD	94	USD	441,330	470
DuPont de Nemours, Inc. (d)	85.00	06/19/20	USD	101	USD	433,290	303

Total Equity Options — Calls							773

Equity Options — Puts — 0.3%
DuPont de Nemours, Inc. (d)	50.00	06/19/20	USD	407	USD	1,746,030	325,600
PPG Industries, Inc.	110.00	05/15/20	USD	140	USD	1,462,300	139,300
PPG Industries, Inc.	120.00	08/21/20	USD	117	USD	1,222,065	205,920

Total Equity Options — Puts							670,820

Index Options — Puts — 0.2%
S&P 500 Index (d)	3,075.00	06/19/20	USD	1	USD	295,422	20,920
S&P 500 Index (d)	3,125.00	06/19/20	USD	1	USD	295,422	23,380
S&P 500 Index (d)	2,850.00	03/20/20	USD	12	USD	3,545,064	89,400
S&P 500 Index (d)	3,200.00	06/19/20	USD	10	USD	2,954,220	285,300

Total Index Options — Puts							419,000

TOTAL PURCHASED OPTIONS (COST $470,843)	1,136,233

TOTAL INVESTMENTS — 107.2% (Cost $257,032,612)	251,913,589

6	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (9.8)%

	Common Stocks — (9.8)%

	France — (1.8)%

(95,533)	Peugeot SA	(1,851,340)

(31,050)	Worldline SA *	(2,395,240)

	Total France	(4,246,580)

	Ireland — (1.4)%

(31,297)	Flutter Entertainment Plc	(3,367,117)

	United States — (6.6)%

(14,653)	AbbVie, Inc.	(1,255,909)

(39,001)	Bristol-Myers Squibb Co.	(2,303,399)

(38,016)	Digital Realty Trust, Inc. (REIT)	(4,566,102)

(18,405)	Eldorado Resorts, Inc. *	(923,563)

Shares	Description	Value ($)

	United States — continued

(122,040)	First Horizon National Corp.	(1,626,793)

(87)	Global Payments, Inc.	(16,005)

(8,716)	II-VI, Inc. *	(258,778)

(63,434)	Liberty Global Plc– Class A * (d)	(1,238,232)

(23,238)	Morgan Stanley	(1,046,407)

(50,061)	NexTier Oilfield Solutions, Inc. *	(233,284)

(4,917)	Prosperity Bancshares, Inc.	(317,638)

(39,306)	TD Ameritrade Holding Corp.	(1,659,892)

	Total United States	(15,446,002)

	TOTAL COMMON STOCKS (PROCEEDS $24,141,869)	(23,059,699)

	Other Assets and Liabilities (net) — 2.6%	6,187,270

	TOTAL NET ASSETS — 100.0%	$235,041,160

A summary of outstanding financial instruments at February 29, 2020 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
03/23/2020	BCLY	AUD	76,743	USD	51,455	1,436
03/23/2020	MSCI	AUD	2,179,778	USD	1,482,411	61,698
03/23/2020	UBS	AUD	821,541	USD	564,156	28,701
05/06/2020	MSCI	AUD	29,709,000	USD	19,968,181	589,909
05/05/2020	CITI	BRL	866,940	USD	200,000	6,731
05/05/2020	MSCI	BRL	10,764,664	USD	2,534,772	134,979
03/03/2020	MSCI	CAD	11,897,585	USD	9,120,000	256,069
03/06/2020	GS	CAD	1,593,264	USD	1,192,273	5,253
03/06/2020	JPM	CAD	2,495,858	USD	1,871,969	12,495
03/06/2020	MSCI	CAD	4,690,178	USD	3,513,770	19,475
03/06/2020	UBS	CAD	1,165,801	USD	872,589	4,040
03/19/2020	MSCI	CAD	10,000,000	USD	7,601,756	151,399
03/17/2020	BOA	CHF	1,340,173	USD	1,384,591	(5,881)
03/17/2020	MSCI	CHF	166,082	USD	170,180	(2,135)
03/17/2020	UBS	CHF	18,633,188	USD	19,085,515	(247,011)
05/04/2020	JPM	CHF	3,812,257	USD	3,942,711	(25,456)
05/14/2020	JPM	CHF	22,821,196	USD	23,539,281	(229,910)
04/07/2020	MSCI	CLP	1,878,139,700	USD	2,476,450	179,807
05/06/2020	JPM	COP	2,107,550,000	USD	610,000	13,307
05/06/2020	MSCI	COP	5,493,833,400	USD	1,620,409	64,984
04/14/2020	MSCI	CZK	31,507,793	USD	1,380,256	13,724
03/23/2020	BOA	EUR	1,963,768	USD	2,170,496	(121)
03/23/2020	JPM	EUR	25,741,512	USD	28,662,092	209,163
04/17/2020	BOA	EUR	240,008	USD	262,570	(3,105)
04/17/2020	JPM	EUR	37,491	USD	41,205	(296)
04/17/2020	MSCI	EUR	175,575	USD	193,522	(830)
04/27/2020	DB	EUR	2,080,000	USD	2,286,015	(17,722)
04/27/2020	MSCI	EUR	2,590,000	USD	2,811,393	(57,203)
04/20/2020	MSCI	GBP	2,092,513	USD	2,715,458	29,146
05/14/2020	JPM	GBP	4,459,000	USD	5,801,449	74,206
04/14/2020	MSCI	HUF	744,646,015	USD	2,500,574	66,716

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
03/09/2020	MSCI	JPY	61,473,905	USD	560,000	(10,129)
03/23/2020	BCLY	JPY	2,916,503	USD	26,527	(542)
04/06/2020	JPM	JPY	1,250,000,000	USD	11,584,280	(26,347)
04/13/2020	JPM	JPY	625,000,000	USD	5,728,029	(79,205)
04/13/2020	MSCI	JPY	625,000,000	USD	5,729,258	(77,975)
04/17/2020	BOA	JPY	324,462,790	USD	2,966,681	(48,659)
04/17/2020	GS	JPY	24,397,000	USD	224,672	(2,057)
04/17/2020	MSCI	JPY	520,000	USD	4,745	(87)
04/27/2020	MSCI	JPY	667,000,000	USD	6,117,047	(84,535)
05/11/2020	BCLY	JPY	1,100,000,000	USD	10,062,881	(171,299)
05/18/2020	GS	JPY	540,000,000	USD	4,845,561	(180,077)
03/05/2020	JPM	KRW	1,228,475,390	USD	1,027,110	12,379
03/05/2020	MSCI	KRW	1,314,764,810	USD	1,112,596	26,590
03/04/2020	JPM	NOK	60,261,073	USD	6,500,000	94,991
03/04/2020	MSCI	NOK	37,347,892	USD	4,040,000	70,379
04/20/2020	JPM	NZD	501,525	USD	313,596	(35)
04/08/2020	JPM	PEN	1,783,875	USD	525,551	10,141
03/04/2020	JPM	PHP	23,947,170	USD	466,988	(2,652)
06/02/2020	MSCI	PHP	16,835,870	USD	327,355	(477)
03/13/2020	CITI	PLN	3,018,221	USD	770,000	397
03/13/2020	MSCI	PLN	6,570,575	USD	1,700,900	25,498
04/30/2020	JPM	RON	2,529,553	USD	570,000	(8,691)
04/30/2020	MSCI	RON	7,043,996	USD	1,616,968	5,498
04/20/2020	GS	RUB	17,831,441	USD	270,000	5,716
03/06/2020	JPM	SEK	21,409,564	USD	2,200,000	(28,332)
05/18/2020	JPM	SGD	426,632	USD	307,249	808
03/13/2020	JPM	THB	8,131,136	USD	260,000	2,275
03/13/2020	MSCI	THB	33,441,089	USD	1,060,000	48
04/16/2020	MSCI	TRY	8,439,772	USD	1,407,544	81,292
04/08/2020	JPM	TWD	9,785,080	USD	327,852	2,066
03/23/2020	UBS	USD	2,128,551	AUD	3,078,062	(122,363)

See accompanying notes to the financial statements.	7

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 29, 2020

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
05/06/2020	GS	USD	927,090	AUD	1,370,000	(33,481)
03/03/2020	MSCI	USD	23,924,977	CAD	31,719,723	(293,171)
03/06/2020	MSCI	USD	1,556,052	CAD	2,052,197	(27,116)
03/06/2020	UBS	USD	7,173,814	CAD	9,452,935	(131,150)
03/30/2020	JPM	USD	2,860,092	CAD	3,766,714	(53,726)
04/03/2020	BOA	USD	7,027,641	CAD	9,290,647	(105,700)
03/17/2020	BCLY	USD	1,106,652	CHF	1,071,422	4,983
03/17/2020	BOA	USD	2,144,440	CHF	2,073,466	6,847
03/17/2020	JPM	USD	1,417,516	CHF	1,366,528	301
03/17/2020	MSCI	USD	7,004,053	CHF	6,791,635	42,484
03/17/2020	UBS	USD	1,123,909	CHF	1,080,799	(2,546)
05/04/2020	JPM	USD	1,810,000	CHF	1,762,235	24,305
04/07/2020	JPM	USD	1,060,000	CLP	840,519,000	(32,189)
04/07/2020	MSCI	USD	970,000	CLP	778,262,500	(18,319)
04/14/2020	CITI	USD	340,000	CZK	7,750,715	(3,842)
03/23/2020	BCLY	USD	284,256	EUR	261,041	4,281
03/23/2020	BOA	USD	1,240,613	EUR	1,122,866	527
03/23/2020	DB	USD	566,315	EUR	522,133	10,815
03/23/2020	GS	USD	1,054,750	EUR	967,595	14,764
03/23/2020	JPM	USD	7,214,980	EUR	6,525,120	(2,552)
03/23/2020	MSCI	USD	8,593,077	EUR	7,838,464	71,029
03/23/2020	SSB	USD	227,181	EUR	209,971	4,906
03/23/2020	UBS	USD	9,430,133	EUR	8,586,966	61,318
04/27/2020	CITI	USD	1,514,631	EUR	1,370,000	2,735
04/27/2020	JPM	USD	2,058,722	EUR	1,860,000	1,350
04/27/2020	MSCI	USD	6,207,710	EUR	5,600,000	(5,340)
04/20/2020	GS	USD	2,194,442	GBP	1,692,045	(22,239)
04/20/2020	JPM	USD	258,812	GBP	199,195	(3,091)
04/20/2020	MSCI	USD	259,955	GBP	201,272	(1,568)
05/14/2020	JPM	USD	5,785,365	GBP	4,460,000	(56,838)
05/20/2020	MSCI	USD	560,506	IDR	7,752,923,000	(32,767)
05/28/2020	MSCI	USD	1,608,702	ILS	5,498,384	(16,850)
05/04/2020	CITI	USD	300,000	INR	21,547,140	(4,360)
05/04/2020	JPM	USD	595,542	INR	42,955,170	(6,171)
03/09/2020	CITI	USD	1,620,000	JPY	177,066,421	22,173

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
03/09/2020	JPM	USD	6,100,877	JPY	660,265,190	22,642
03/09/2020	MSCI	USD	5,670,000	JPY	623,316,415	110,844
03/23/2020	MSCI	USD	2,907,406	JPY	317,738,561	41,692
03/05/2020	CITI	USD	320,000	KRW	369,904,000	(14,456)
03/05/2020	JPM	USD	1,440,000	KRW	1,690,438,200	(43,684)
03/05/2020	MSCI	USD	410,000	KRW	482,898,000	(11,122)
04/03/2020	JPM	USD	447,258	KRW	540,131,390	2,476
05/21/2020	MSCI	USD	2,511,023	MXN	47,300,893	(137,267)
03/04/2020	DB	USD	820,000	NOK	7,300,323	(44,066)
03/04/2020	MSCI	USD	14,975,634	NOK	135,509,018	(572,696)
05/11/2020	JPM	USD	6,087,123	NOK	56,075,182	(126,864)
04/20/2020	BCLY	USD	326,028	NZD	505,130	(10,143)
05/05/2020	JPM	USD	1,567,320	NZD	2,420,000	(53,743)
04/08/2020	MSCI	USD	219,740	PEN	731,580	(8,367)
03/04/2020	JPM	USD	140,000	PHP	7,111,300	(537)
03/04/2020	MSCI	USD	329,405	PHP	16,835,870	772
03/13/2020	CITI	USD	1,300,000	PLN	4,968,594	(33,080)
04/20/2020	MSCI	USD	1,554,543	RUB	99,786,130	(75,590)
03/06/2020	BCLY	USD	4,194,924	SEK	39,661,534	(73,484)
03/06/2020	BOA	USD	2,110,000	SEK	19,566,619	(66,906)
03/06/2020	DB	USD	640,000	SEK	6,064,333	(8,817)
03/06/2020	JPM	USD	3,610,000	SEK	34,512,142	(17,937)
03/06/2020	MSCI	USD	2,690,000	SEK	25,949,623	10,866
05/04/2020	JPM	USD	2,690,000	SEK	25,890,143	11,612
05/04/2020	MSCI	USD	4,736,937	SEK	45,538,542	14,967
03/13/2020	BOA	USD	1,658,144	THB	50,153,050	(68,488)
04/16/2020	JPM	USD	390,000	TRY	2,403,381	(12,325)
04/16/2020	MSCI	USD	320,000	TRY	1,973,696	(9,847)
04/08/2020	JPM	USD	910,000	TWD	27,177,150	(5,158)
04/08/2020	MSCI	USD	450,000	TWD	13,324,500	(6,371)
04/30/2020	BOA	USD	1,447,449	ZAR	21,401,107	(87,135)
04/30/2020	JPM	ZAR	29,700,565	USD	1,960,525	72,674
04/30/2020	MSCI	ZAR	8,153,946	USD	540,000	21,713

						$(929,839)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
8	DAX Index	March 2020	2,639,154	(309,500)
54	Mini MSCI Emerging Markets	March 2020	2,723,760	(236,735)
55	MSCI Singapore	March 2020	1,374,474	(56,378)
2	MSCI Taiwan Index	March 2020	83,020	(5,219)

			$6,820,408	$(607,832)

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
175	S&P 500 E-Mini	March 2020	25,822,125	3,063,346
45	TOPIX Index	March 2020	6,226,831	931,084

			$32,048,956	$3,994,430

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

8	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 29, 2020

Written Options

Equity Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options — Calls
Axalta Coating Systems Ltd. (d)	30.00	04/17/20	(491)	USD	(1,223,572)	(12,275)
Axalta Coating Systems Ltd. (d)	30.00	07/17/20	(325)	USD	(809,900)	(37,375)
Bunge Ltd. (d)	55.00	07/17/20	(272)	USD	(1,277,040)	(24,480)
Liberty Global Plc (d)	20.00	07/17/20	(427)	USD	(793,793)	(55,510)
Nielsen Holdings Plc (d)	21.00	08/21/20	(1,505)	USD	(2,740,605)	(120,400)
Walgreens Boots Alliance, Inc. (d)	55.00	07/17/20	(179)	USD	(819,104)	(13,425)

		TOTAL WRITTEN EQUITY OPTIONS — CALLS				$(263,465)

Equity Options — Puts
Axalta Coating Systems Ltd. (d)	28.00	07/17/20	(145)	USD	(361,340)	(71,050)
Bunge Ltd. (d)	50.00	07/17/20	(272)	USD	(1,277,040)	(165,920)
DuPont De Nemours, Inc. (d)	60.00	06/19/20	(256)	USD	(1,098,240)	(447,488)
Liberty Global Plc (d)	25.00	04/17/20	(274)	USD	(509,366)	(241,120)
Liberty Global Plc (d)	22.50	04/17/20	(364)	USD	(676,676)	(160,160)
Liberty Global Plc (d)	20.00	07/17/20	(427)	USD	(793,793)	(111,020)
Liberty Global Plc (d)	22.50	07/17/20	(143)	USD	(265,837)	(60,060)
Nielsen Holdings Plc (d)	18.00	08/21/20	(794)	USD	(1,445,874)	(134,980)
Nielsen Holdings Plc (d)	19.00	08/21/20	(711)	USD	(1,294,731)	(199,080)
ViacomCBS, Inc. (d)	40.00	06/19/20	(198)	USD	(487,278)	(316,800)
ViacomCBS, Inc. (d)	35.00	09/18/20	(267)	USD	(657,087)	(309,720)
Walgreens Boots Alliance, Inc. (d)	55.00	06/19/20	(256)	USD	(1,171,456)	(266,240)
Walgreens Boots Alliance, Inc. (d)	50.00	07/17/20	(179)	USD	(819,104)	(124,763)

		TOTAL WRITTEN EQUITY OPTIONS — PUTS				$(2,608,401)

Index Options — Puts
S&P 500 Index	2,880.00	03/20/20	(21)	USD	(6,203,862)	(182,280)
S&P 500 Index	3,340.00	03/20/20	(91)	USD	(26,883,402)	(3,367,000)

		TOTAL WRITTEN INDEX OPTIONS — PUTS				(3,549,280)

		TOTAL WRITTEN OPTIONS (Premiums $(2,074,209))				$(6,421,146)

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1.22%	6 Month AUD BBSW	AUD	47,170,000	03/18/2030	Semi-Annually	(138,798)	(887,953)	(749,155)
1.50%	6 Month AUD BBSW	AUD	38,870,000	03/18/2030	Semi-Annually	1,448	(1,423,163)	(1,424,611)
1.28%	6 Month AUD BBSW	AUD	34,270,000	03/18/2030	Semi-Annually	(27,419)	(775,750)	(748,331)
6 Month CAD LIBOR	2.04%	CAD	5,430,000	03/18/2030	Semi-Annually	—	209,410	209,410
6 Month CAD LIBOR	2.01%	CAD	5,270,000	03/18/2030	Semi-Annually	—	193,980	193,980
6 Month CAD LIBOR	2.05%	CAD	2,740,000	03/18/2030	Semi-Annually	—	107,306	107,306
6 Month CAD LIBOR	2.11%	CAD	10,690,000	03/18/2030	Semi-Annually	—	464,857	464,857
6 Month CAD LIBOR	2.03%	CAD	2,820,000	03/18/2030	Semi-Annually	—	106,971	106,971
6 Month CAD LIBOR	1.88%	CAD	71,880,000	03/18/2030	Semi-Annually	276,336	1,968,829	1,692,493
6 Month CHF LIBOR	(0.21)%	CHF	10,470,000	03/18/2030	Semi-Annually	—	377,711	377,711
6 Month CHF LIBOR	(0.19)%	CHF	10,600,000	03/18/2030	Semi-Annually	—	402,465	402,465
6 Month CAD LIBOR	(0.18)%	CHF	8,170,000	03/18/2030	Semi-Annually	—	321,248	321,248
6 Month CHF LIBOR	(0.15)%	CHF	2,960,000	03/18/2030	Semi-Annually	—	125,353	125,353
6 Month CHF LIBOR	(0.30)%	CHF	10,580,000	03/18/2030	Semi-Annually	79,685	272,394	192,709
(0.38)%	6 Month CHF LIBOR	CHF	1,170,000	03/18/2030	Semi-Annually	—	(20,062)	(20,062)
6 Month CAD LIBOR	(0.21)%	CHF	6,440,000	03/18/2030	Semi-Annually	(9,554)	233,720	243,274

See accompanying notes to the financial statements.	9

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 29, 2020

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
6 Month CAD LIBOR	(0.18)%	CHF	21,380,000	03/18/2030	Semi-Annually	—	836,046	836,046
3 Month NZD Bank Bill Rate	1.50%	NZD	14,800,000	03/18/2030	Quarterly	—	274,154	274,154
3 Month NZD Bank Bill Rate	1.67%	NZD	5,980,000	03/18/2030	Quarterly	—	171,662	171,662
3 Month NZD Bank Bill Rate	1.66%	NZD	4,970,000	03/18/2030	Quarterly	—	141,181	141,181
3 Month NZD Bank Bill Rate	1.83%	NZD	21,140,000	03/18/2030	Quarterly	21,247	815,766	794,519
3 Month NZD Bank Bill Rate	1.52%	NZD	2,030,000	03/18/2030	Quarterly	—	40,643	40,643
3 Month NZD Bank Bill Rate	1.48%	NZD	6,290,000	03/18/2030	Quarterly	—	111,618	111,618
3 Month NZD Bank Bill Rate	1.48%	NZD	4,330,000	03/18/2030	Quarterly	3,016	76,967	73,951
3 Month NZD Bank Bill Rate	1.50%	NZD	2,730,000	03/18/2030	Quarterly	—	51,388	51,388
3 Month NZD Bank Bill Rate	1.42%	NZD	13,380,000	03/18/2030	Quarterly	45,561	189,748	144,187
3 Month NZD Bank Bill Rate	1.46%	NZD	2,210,000	03/18/2030	Quarterly	—	35,908	35,908
1.43%	3 Month NZD Bank Bill Rate	NZD	22,810,000	03/18/2030	Quarterly	—	(336,459)	(336,459)
3 Month SEK STIBOR	0.59%	SEK	201,462,000	03/18/2030	Quarterly	(12,077)	666,011	678,088
0.48%	3 Month SEK STIBOR	SEK	4,700,000	03/18/2030	Quarterly	—	(10,385)	(10,385)
0.33%	3 Month SEK STIBOR	SEK	14,100,000	03/18/2030	Quarterly	—	(8,813)	(8,813)
0.32%	3 Month SEK STIBOR	SEK	27,000,000	03/18/2030	Quarterly	—	(16,314)	(16,314)
0.59%	3 Month SEK STIBOR	SEK	15,000,000	03/18/2030	Quarterly	—	(50,212)	(50,212)
0.62%	3 Month SEK STIBOR	SEK	34,000,000	03/18/2030	Quarterly	—	(123,706)	(123,706)
6 Month EURIBOR	(0.13)%	EUR	3,820,000	03/20/2030	Semi-Annually	—	20,522	20,522
6 Month EURIBOR	(0.12)%	EUR	2,040,000	03/20/2030	Semi-Annually	—	14,893	14,893
6 Month EURIBOR	(0.15)%	EUR	2,080,000	03/20/2030	Semi-Annually	—	6,101	6,101
(0.03)%	6 Month EURIBOR	EUR	4,030,000	03/20/2030	Semi-Annually	(5,423)	(68,510)	(63,087)
(0.06)%	6 Month EURIBOR	EUR	2,030,000	03/20/2030	Semi-Annually	—	(28,407)	(28,407)
(0.06)%	6 Month EURIBOR	EUR	5,990,000	03/20/2030	Semi-Annually	218	(84,162)	(84,380)
6 Month GBP LIBOR	0.81%	GBP	2,360,000	03/20/2030	Semi-Annually	—	53,163	53,163
6 Month GBP LIBOR	0.80%	GBP	1,840,000	03/20/2030	Semi-Annually	—	37,052	37,052
6 Month GBP LIBOR	0.80%	GBP	1,850,000	03/20/2030	Semi-Annually	—	38,650	38,650
6 Month GBP LIBOR	0.76%	GBP	5,760,000	03/20/2030	Semi-Annually	14,767	92,445	77,678
6 Month GBP LIBOR	0.76%	GBP	1,890,000	03/20/2030	Semi-Annually	—	28,670	28,670
6 Month GBP LIBOR	0.69%	GBP	240,000	03/20/2030	Semi-Annually	—	1,512	1,512
6 Month GBP LIBOR	0.62%	GBP	1,880,000	03/20/2030	Semi-Annually	—	(2,575)	(2,575)
6 Month GBP LIBOR	0.62%	GBP	1,880,000	03/20/2030	Semi-Annually	—	(3,048)	(3,048)
0.90%	6 Month GBP LIBOR	GBP	31,460,000	03/20/2030	Semi-Annually	—	(1,052,930)	(1,052,930)
0.84%	6 Month GBP LIBOR	GBP	12,510,000	03/20/2030	Semi-Annually	(56,035)	(322,718)	(266,683)
1.60%Commodity Index (e)	3 Month USD LIBOR	USD	50,000,000	03/20/2030	Quarterly	(282,095)	(2,442,965)	(2,160,870)
3 Month NZD Bank Bill Rate	1.45%	NZD	22,870,000	06/17/2030	Quarterly	—	339,004	339,004
3 Month NZD Bank Bill Rate	1.32%	NZD	1,910,000	06/17/2030	Quarterly	—	13,192	13,192
1.30%	3 Month USD LIBOR	USD	4,834,000	06/19/2030	Quarterly	—	(99,191)	(99,191)
1.32%	3 Month USD LIBOR	USD	2,416,000	06/19/2030	Quarterly	—	(53,857)	(53,857)

						$(89,123)	$1,029,360	$1,118,483

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on iShares Core S&P 500 ETF	1 Month USD LIBOR plus a spread of 0.25%	GS	USD 4,936,350	03/02/2020	At Maturity	—	504,230	504,230
Total Return on iShares Core S&P 500 ETF	1 Month USD LIBOR plus a spread of 0.20%	GS	USD 4,857,450	03/26/2020	At Maturity	—	419,290	419,290
Total Return on Bloomberg Commodity Index(e)	1 Month FED Funds Rate minus 0.15%	MSCI	USD 4,874,855	01/11/2021	Monthly	(17,508)	211,110	228,618
Total Return on MSCI ACWI Commodity Producers Index	3 Month USD LIBOR plus a spread of (0.35)%	MSCI	USD 7,414,458	02/25/2021	Quarterly	—	994,018	994,018

						$(17,508)	$2,128,648	$2,146,156

10	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 29, 2020

As of February 29, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(c)	Investment valued using significant unobservable inputs (Note 2).

(d)	All or a portion of this investment is held in connection with one or more holdings within the Fund.

(e)	All or a portion of this security or derivative is owned by GMO Alternative Allocation SPC Ltd., which is a 100% owned subsidiary of GMO Alternative Allocation Fund.

(f)	The rate disclosed is the 7 day net yield as of February 29, 2020.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 120.

See accompanying notes to the financial statements.	11

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the Consumer Price Index (“CPI”) is included for comparative purposes only.

Class III shares of GMO Benchmark-Free Allocation Fund returned +0.11% (net) for the fiscal year ended February 29, 2020, as compared with +2.35% for the CPI.

The Fund’s exposure to equities, particularly the bias away from the decently performing U.S. market towards emerging markets, which had negative performance, was a primary driver of the modest performance. Fixed income strategies were additive to performance, with the most notable contribution coming from the TIPS exposure, although Emerging Country Debt, Asset- Backed Securities, and High Yield also added. Within alternative strategies, Fixed Income Absolute Return, Event-Driven, and Put Selling had a positive impact on performance, while Systematic Global Macro and the long EAFE Value versus short S&P 500 position detracted modestly. The long U.S. Small Cap Value versus short S&P 500 position was the biggest individual detractor at the total fund level. The cash and short duration bond holdings had a marginal positive impact on performance.

Because some of the securities and instruments held directly or indirectly by the Fund had either a negative fair value adjustment at the beginning of the fiscal year or a positive fair value adjustment at the end of the year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

12

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Benchmark-Free Allocation Fund Class III Shares, the Consumer Price Index and the Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index

As of February 29, 2020

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 29, 2020. All information is unaudited. Performance for classes may vary due to different fees.

Prior to January 1, 2012, the Fund served as a principal component of a broader GMO real return strategy that also included a pooled investment vehicle with a cash-like benchmark. The returns shown for periods prior to January 1, 2012 are for Class III shares of the Fund under the Fund’s prior fee arrangement. Under the Fund’s current fee arrangement, the returns for periods prior to January 1, 2012 would have been lower.

13

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	58.7%
Debt Obligations	26.8
Short-Term Investments	11.4
Investment Funds	3.0
Preferred Stocks	1.1
Swap Contracts	0.4
Futures Contracts	0.4
Purchased Options	0.1
Mutual Funds	0.1
Loan Participations	0.0 ^
Rights/Warrants	0.0 ^
Loan Assignments	0.0 ^
Reverse Repurchase Agreements	(0.0)^
Forward Currency Contracts	(0.1)
Written/Credit Linked Options	(0.3)
Securities Sold Short	(2.8)
Other	1.2

100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
New Zealand	5.7%
Canada	4.6
Other Emerging	2.8	†
United States	2.1
Other Developed	0.3	‡
Euro Region	(0.3	)#
United Kingdom	(2.5)

	12.7%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
United States	12.3%
China	10.7
Other Developed	5.2	‡
Taiwan	4.4
Japan	4.1
Other Emerging	3.9	†
United Kingdom	3.7
Russia	3.3
South Korea	2.7
France	1.7
Netherlands	1.6
Brazil	1.4
Italy	1.3
Canada	1.2
Spain	1.2
India	1.1

	59.8%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and current options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though the represent a large percentage of market value (direct and indirect). Duration based on GMO’s models. The greater the duration of a bond, the greater contribution to the concentration percentage. Credit default swap exposure are factored into the duration adjusted exposure using the reference securities and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposure which may be attributable to derivatives or short sales, if any, the tables not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

#	“Euro Region” is comprised of derivative financial instruments attribute the Eurozone and not a particular country.

^	Rounds to 0.0%.

14

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

9,692,169	GMO Emerging Country Debt Fund, Class IV	264,983,913

5,525,799	GMO High Yield Fund, Class VI	110,184,438

558,416,509	GMO Implementation Fund	7,114,226,325

17,078,034	GMO Opportunistic Income Fund, Class VI	446,590,600

21,364,317	GMO SGM Major Markets Fund, Class VI	664,643,917

11,940,908	GMO Special Opportunities Fund, Class VI	195,830,895

	TOTAL MUTUAL FUNDS (COST $9,090,386,242)	8,796,460,088

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

5,154,479	State Street Institutional Treasury Money Market Fund – Premier Class, 1.50% (a)	5,154,479

	TOTAL SHORT-TERM INVESTMENTS (COST $5,154,479)	5,154,479

	TOTAL INVESTMENTS — 100.1% (Cost $9,095,540,721)	8,801,614,567

	Other Assets and Liabilities (net) — (0.1%)	(4,827,448)

	TOTAL NET ASSETS — 100.0%	$8,796,787,119

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of February 29, 2020.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 120.

See accompanying notes to the financial statements.	15

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any index or benchmark, a discussion of the Fund’s performance relative to the Consumer Price Index (“CPI”) is included for comparative purposes only.

Class III shares of GMO Benchmark-Free Fund returned +0.41% (net) for the fiscal year ended February 29, 2020, as compared with +2.35% for the CPI.

The Fund’s exposure to equities, particularly the bias away from the decently performing U.S. market towards emerging markets, which had negative performance, was a primary driver of the modest performance. Fixed income strategies were additive to performance, with the most notable contribution coming from the TIPS exposure, although Asset-Backed Securities and Emerging Country Debt also added. Within alternative strategies, Put Selling and long Quality versus short S&P 500 had a positive impact on performance, while the long EAFE Value versus short S&P 500 position and the long U.S. Small Cap Value versus short S&P 500 position detracted from performance. The cash and short duration bond holdings had a marginal positive impact on performance.

Because some of the securities and instruments held directly or indirectly by the Fund had either a negative fair value adjustment at the beginning of the fiscal year or a positive fair value adjustment at the end of the year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

16

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Benchmark-Free Fund Class III Shares, the Consumer Price Index and the Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index

As of February 29, 2020

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 29, 2020. All information is unaudited.

17

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	65.3%
Debt Obligations	22.1
Short-Term Investments	10.9
Preferred Stocks	1.6
Investment Funds	1.3
Futures Contracts	0.4
Swap Contracts	0.3
Mutual Funds	0.1
Loan Participations	0.0 ^
Rights/Warrants	0.0 ^
Purchased Options	0.0 ^
Loan Assignments	0.0 ^
Forward Currency Contracts	(0.1)
Written/Credit Linked Options	(0.1)
Securities Sold Short	(1.2)
Other	(0.6)

100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
United States	6.4%
Other Emerging	3.0 †
Other Developed	0.1 ‡
Euro Region	(0.1)#

9.4%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
China	13.4%
United States	9.3
Other Developed	5.7 ‡
Taiwan	5.3
United Kingdom	4.7
Japan	4.6
Russia	4.0
Other Emerging	3.7 †
South Korea	3.3
France	2.2
Brazil	1.7
Netherlands	1.5
Spain	1.4
Italy	1.4
India	1.3
Singapore	1.2
Canada	1.2
South Africa	1.1

67.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through the use of certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

#	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

^	Rounds to 0.0%.

18

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	COMMON STOCKS — 52.8%

	Argentina — 0.0%

21,000	Banco BBVA Argentina SA ADR	84,630

9,400	Banco Macro SA ADR	272,412

4,365	Transportadora de Gas del Sur SA ADR – Class B	24,488

	Total Argentina	381,530

	Australia — 0.7%

253,994	Accent Group Ltd	275,452

38,235	Adairs Ltd	60,841

57,491	Alliance Aviation Services Ltd	88,642

60,122	Appen Ltd	832,111

107,767	Asaleo Care Ltd *	74,062

120,528	Austal Ltd	278,351

495,407	Australian Pharmaceutical Industries Ltd	388,286

57,956	Aventus Group (REIT)	107,278

83,512	Beach Energy Ltd	98,717

54,745	Brickworks Ltd	646,271

29,943	Caltex Australia Ltd	643,942

77,137	Charter Hall Retail (REIT)	238,794

40,010	Codan Ltd	188,265

106,766	CSR Ltd	295,364

650,425	Fortescue Metals Group Ltd	4,344,430

141,409	GDI Property Group (REIT)	137,677

99,212	Genworth Mortgage Insurance Australia Ltd	209,542

120,361	Harvey Norman Holdings Ltd (a)	294,164

30,162	JB Hi-Fi Ltd (a)	729,383

341,323	Mount Gibson Iron Ltd	154,346

225,121	New Hope Corp Ltd (a)	213,843

122,602	Rio Tinto Ltd	7,045,300

186,601	Sandfire Resources NL	524,335

45,958	Service Stream Ltd	63,618

305,855	Southern Cross Media Group Ltd	138,631

45,600	Super Retail Group Ltd	243,956

13,140	Virtus Health Ltd	35,704

322,097	Viva Energy (REIT)	571,101

3,785	Viva Energy Group Ltd	4,375

	Total Australia	18,926,781

	Austria — 0.0%

11,646	Vienna Insurance Group AG Wiener Versicherung Gruppe	283,244

	Belgium — 0.2%

20,660	Ageas	961,286

55,251	AGFA-Gevaert NV *	246,017

3,214	Barco NV	691,035

382	Sipef NV *	19,232

Shares	Description	Value ($)

	Belgium — continued

42,588	UCB SA	3,943,049

	Total Belgium	5,860,619

	Brazil — 1.5%

163,200	Atacadao SA	755,072

154,300	Banco do Brasil SA	1,616,874

481,200	Banco Santander Brasil SA	4,289,146

39,600	Camil Alimentos SA	74,916

421,900	Cia de Saneamento Basico do Estado de Sao Paulo	5,542,750

44,500	Cia Paranaense de Energia	780,459

514,700	Cia Siderurgica Nacional SA	1,286,779

118,600	Hypera SA	909,676

11,800	Instituto Hermes Pardini SA	75,863

2,011,000	JBS SA	10,208,122

32,600	JSL SA	202,078

73,200	Mahle-Metal Leve SA	441,141

33,000	MRV Engenharia e Participacoes SA	143,825

1,594,640	Petrobras Distribuidora SA	9,307,029

106,600	Petroleo Brasileiro SA Sponsored ADR	1,289,860

12,200	Qualicorp Consultoria e Corretora de Seguros SA	93,439

82,700	TIM Participacoes SA	298,296

199,800	Tupy SA	978,023

	Total Brazil	38,293,348

	Canada — 1.2%

12,800	Absolute Software Corp	90,976

28,800	AGF Management Ltd – Class B	130,885

5,300	Atco Ltd – Class I	197,746

8,400	Bank of Nova Scotia (The)	439,447

38,400	Bausch Health Cos Inc *	850,822

26,537	BRP Inc Sub Voting	1,087,972

28,400	Canaccord Genuity Group Inc	106,004

29,800	Canfor Pulp Products Inc	158,741

7,800	Cascades Inc	63,399

32,500	Celestica Inc *	204,843

19,700	Centerra Gold Inc *	124,460

6,900	CGI Inc *	484,812

19,300	Cogeco Communications Inc	1,527,321

5,800	Cogeco Inc *	398,146

21,400	Corus Entertainment Inc – B Shares	67,122

23,900	Dundee Precious Metals Inc *	93,481

18,400	Enbridge Inc	688,712

40,800	Enerflex Ltd	224,936

4,000	Enghouse Systems Ltd	151,686

2,300	Exco Technologies Ltd	12,886

63,800	First Majestic Silver Corp * (a)	481,500

62,900	Fortuna Silver Mines Inc *	185,555

4,600	Franco-Nevada Corp	493,842

See accompanying notes to the financial statements.	19

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	Canada — continued

1,200	Home Capital Group Inc *	25,435

56,500	iA Financial Corp Inc	2,689,354

18,000	Labrador Iron Ore Royalty Corp	261,233

14,000	Magna International Inc	637,184

5,200	Magna International Inc	238,264

30,600	Martinrea International Inc	262,172

5,700	Minto Apartment Real Estate Investment Trust	109,987

8,400	Morguard North American Residential Real Estate Investment Trust	119,155

7,600	Real Matters Inc *	76,948

4,900	Reitmans Canada Ltd – Class A	2,738

10,300	Rogers Sugar Inc (a)	37,908

141,500	Royal Bank of Canada	10,523,025

36,900	Russel Metals Inc (a)	541,576

88,500	Sun Life Financial Inc (a) (b)	3,823,516

60,900	Sun Life Financial Inc (a) (b) (c)	2,633,316

3,200	Teekay Tankers Ltd – Class A * (a)	52,960

19,000	Teranga Gold Corp *	97,955

22,800	Toronto-Dominion Bank (The)	1,172,741

19,200	Transcontinental Inc – Class A	232,016

11,200	Wajax Corp	109,893

20,400	Westshore Terminals Investment Corp (a)	214,145

	Total Canada	32,126,815

	Chile — 0.2%

177,355	Aguas Andinas SA – Class A	60,934

766,270	Banco de Chile	67,690

916,139	Banco Santander Chile	40,995

7,758,113	Enel Americas SA	1,310,949

282,500	Enel Americas SA ADR	2,429,500

3,776	Inversiones La Construccion SA	28,425

14,804	Parque Arauco SA	30,646

	Total Chile	3,969,139

	China — 9.1%

488,000	7Road Holdings Ltd *	178,559

12,500	AAC Technologies Holdings Inc	83,464

2,991,668	Agile Group Holdings Ltd	4,277,360

951,200	Agricultural Bank of China Ltd – Class A	467,199

22,629,000	Agricultural Bank of China Ltd – Class H	9,182,552

29,700	Alibaba Group Holding Ltd Sponsored ADR * (a)	6,177,600

332,483	Anhui Conch Cement Co Ltd – Class A	2,648,821

1,946,000	Anhui Conch Cement Co Ltd – Class H	14,573,957

127,300	Anhui Expressway Co Ltd – Class A	95,315

9,000	ANTA Sports Products Ltd	73,446

19,000	Aoyuan Healthy Life Group Co *	20,880

32,500	Asia Cement China Holdings Corp	43,906

6,702,000	BAIC Motor Corp Ltd – Class H	3,333,878

22,900	Bank of China Ltd – Class A	11,717

Shares	Description	Value ($)

	China — continued

25,161,000	Bank of China Ltd – Class H	10,055,336

17,144,000	Bank of Communications Co Ltd – Class H	11,155,455

54,000	Beijing Capital International Airport Co Ltd – Class H	42,521

30,000	Beijing Enterprises Water Group Ltd *	14,129

365,300	Beijing North Star Co Ltd – Class A	145,447

175,000	Cabbeen Fashion Ltd	33,173

453,000	CGN Power Co Ltd – Class H	111,422

38,000	China Aoyuan Group Ltd	56,139

3,346,000	China Cinda Asset Management Co Ltd – Class H	709,534

6,897,000	China CITIC Bank Corp Ltd – Class H	3,613,446

2,112,000	China Communications Services Corp Ltd – Class H	1,659,461

695,100	China Construction Bank Corp – Class A	652,014

5,819,000	China Construction Bank Corp – Class H	4,784,563

2,467,000	China Everbright Bank Co Ltd – Class H	996,790

13,400	China Gas Holdings Ltd	49,791

1,058,000	China Greenfresh Group Co Ltd *	29,933

205,000	China Huarong Asset Management Co Ltd – Class H	28,317

652,000	China Jinmao Holdings Group Ltd	486,336

26,000	China Kepei Education Group Ltd	15,239

3,774,000	China Lesso Group Holdings Ltd	5,760,335

538,000	China Lilang Ltd	351,688

2,517,000	China Machinery Engineering Corp – Class H	937,712

1,995,000	China Medical System Holdings Ltd	2,522,705

172,077	China Merchants Bank Co Ltd – Class A	855,755

21,000	China Merchants Bank Co Ltd – Class H	101,029

91,500	China Mobile Ltd	728,213

10,256,000	China National Building Material Co Ltd – Class H	12,189,533

446,058	China National Chemical Engineering Co Ltd – Class A	450,352

292,000	China Oriental Group Co Ltd	100,953

106,000	China Overseas Grand Oceans Group Ltd	74,098

440,000	China Overseas Land & Investment Ltd	1,506,842

75,000	China Overseas Property Holdings Ltd	61,744

134,200	China Pacific Insurance Group Co Ltd – Class A	623,926

138,600	China Pacific Insurance Group Co Ltd – Class H	464,953

4,400	China Petroleum & Chemical Corp ADR	226,776

19,396,000	China Petroleum & Chemical Corp – Class H	10,038,531

162,000	China Pioneer Pharma Holdings Ltd	17,796

8,050,000	China Railway Construction Corp Ltd – Class H	9,313,344

4,179,042	China Railway Group Ltd – Class H	2,400,775

287,000	China Reinsurance Group Corp – Class H	39,444

490,000	China Resources Cement Holdings Ltd	629,569

64,000	China Resources Gas Group Ltd	322,556

20	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	China — continued

352,000	China Resources Land Ltd	1,671,436

5,092,000	China Resources Pharmaceutical Group Ltd	4,491,414

1,850,000	China SCE Group Holdings Ltd	1,024,440

662,179	China Shenhua Energy Co Ltd – Class A	1,528,939

2,854,000	China Shenhua Energy Co Ltd – Class H	5,018,155

807,000	China Shineway Pharmaceutical Group Ltd	707,227

80,000	China State Construction International Holdings Ltd	65,771

33,200	China Taiping Insurance Holdings Co Ltd	69,434

19,538,000	China Telecom Corp Ltd – Class H	7,385,504

443,989	China Vanke Co Ltd – Class A	1,911,723

781,773	China Yangtze Power Co Ltd – Class A	1,915,817

19,000	China Yongda Automobiles Services Holdings Ltd	18,726

28,100	China Yuchai International Ltd	349,002

188,000	Chongqing Rural Commercial Bank Co Ltd – Class H	85,903

1,273,000	CNOOC Ltd	1,770,885

400	CNOOC Ltd Sponsored ADR	55,332

745,604	Country Garden Holdings Co Ltd	1,012,945

115,500	Dali Foods Group Co Ltd	76,802

142,000	Dalian Port PDA Co Ltd – Class H	14,574

111,800	Dalian Port PDA Co Ltd – Class A	28,647

1,193,470	Daqin Railway Co Ltd – Class A	1,215,571

913,000	Dongyue Group Ltd	483,066

11,600	ENN Energy Holdings Ltd	130,853

600	Fanhua Inc (a)	12,180

50,000	Fu Shou Yuan International Group Ltd	43,147

748,000	Geely Automobile Holdings Ltd	1,366,403

136,000	Gemdale Properties & Investment Corp Ltd	24,507

5,500	Gree Electric Appliances Inc of Zhuhai – Class A	47,489

111,000	Greenland Hong Kong Holdings Ltd	43,983

29,500	Greentown China Holdings Ltd	39,469

44,000	Greentown Service Group Co Ltd	55,852

686,000	Guangdong Investment Ltd	1,302,763

88,737	Guangdong Provincial Expressway Development Co Ltd – Class A	96,130

850,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	2,640,803

4,544,679	Guangzhou R&F Properties Co Ltd – Class H	7,165,466

200,000	Haier Electronics Group Co Ltd	583,204

43,000	Haitian International Holdings Ltd	85,727

43,500	Hebei Construction Group Corp Ltd – Class H	26,268

333,989	Hisense Home Appliances Group Co Ltd – Class A	479,803

621,000	Hisense Home Appliances Group Co Ltd – Class H	619,568

54,583	HLA Corp Ltd – Class A	53,661

Shares	Description	Value ($)

	China — continued

13,100	Hollysys Automation Technologies Ltd	198,334

2,214,000	Huabao International Holdings Ltd	881,678

220,398	Huaxin Cement Co Ltd – Class A	782,234

66,900	Huayu Automotive Systems Co Ltd – Class A	273,728

1,776,000	IGG Inc	1,310,512

1,102,000	Industrial & Commercial Bank of China Ltd – Class A	840,956

3,991,000	Industrial & Commercial Bank of China Ltd – Class H	2,749,397

141,000	Kaisa Group Holdings Ltd	64,189

5,500	Kingboard Holdings Ltd	14,740

80,000	Kingboard Laminates Holdings Ltd	81,807

238,000	Kunlun Energy Co Ltd	168,369

6,189	Lao Feng Xiang Co Ltd – Class A	38,943

492,384	Livzon Pharmaceutical Group Inc – Class H	1,767,429

254,400	Logan Property Holdings Co Ltd	444,373

128,000	Longfor Group Holdings Ltd	605,402

2,416,000	Lonking Holdings Ltd	683,256

611,000	Metallurgical Corp of China Ltd – Class H	119,658

165,787	Midea Group Co Ltd – Class A	1,283,749

1,100	NetEase Inc ADR(a)	350,581

7,000	New China Life Insurance Co Ltd – Class A	45,164

35,800	New China Life Insurance Co Ltd – Class H	139,947

524,000	Nine Dragons Paper Holdings Ltd	629,472

81,000	PAX Global Technology Ltd	40,524

2,690,000	PICC Property & Casualty Co Ltd – Class H	2,844,614

269,400	Ping An Insurance Group Co of China Ltd – Class A	3,063,759

11,500	Ping An Insurance Group Co of China Ltd – Class H	131,012

37,000	Poly Property Group Co Ltd	14,079

11,435,000	Postal Savings Bank of China Co Ltd – Class H	7,295,399

594,000	Powerlong Real Estate Holdings Ltd	377,976

34,000	Q Technology Group Co Ltd *	49,535

15,070	Qingdao Port International Co Ltd – Class A	12,742

102,000	Qingling Motors Co Ltd – Class H	22,341

82,000	Redsun Properties Group Ltd	25,937

175,000	Road King Infrastructure Ltd	302,026

316,000	Shanghai Jin Jiang Capital Co Ltd – Class H	55,453

37,940	Shanghai Lujiazui Finance & Trade Zone Development Co Ltd – Class A	63,063

3,016,000	Shanghai Pharmaceuticals Holding Co Ltd – Class H	5,570,729

67,684	Shenzhen Expressway Co Ltd – Class A	92,888

2,000	Shenzhen Expressway Co Ltd – Class H	2,435

See accompanying notes to the financial statements.	21

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	China — continued

296,858	Shenzhen Investment Ltd	100,336

30,000	Shenzhou International Group Holdings Ltd	379,673

3,911,000	Shimao Property Holdings Ltd	14,335,007

52,000	Shui On Land Ltd	10,418

190,000	Sino Biopharmaceutical Ltd	281,605

223,300	Sinoma International Engineering Co – Class A	197,631

145,000	Sinopec Engineering Group Co Ltd – Class H	72,183

288,273	Sinopec Shanghai Petrochemical Co Ltd – Class A	165,903

6,132,000	Sinopec Shanghai Petrochemical Co Ltd – Class H	1,589,800

597,000	Sinotruk Hong Kong Ltd	1,160,556

457,321	Suning Universal Co Ltd – Class A	208,606

8,600	Sunny Optical Technology Group Co Ltd	139,728

23,000	Tencent Holdings Ltd	1,166,208

5,000	Tencent Holdings Ltd ADR	248,250

245,000	Texhong Textile Group Ltd	259,334

646,000	Tianjin Port Development Holdings Ltd	57,902

2,402,000	Tianneng Power International Ltd	1,790,876

10,000	Times China Holdings Ltd	19,041

38,400	Wangfujing Group Co Ltd - Class A	67,487

259,000	Want Want China Holdings Ltd	203,294

2,437,000	Weichai Power Co Ltd – Class H	4,889,504

369,126	Weifu High-Technology Group Co Ltd – Class A	1,042,681

1,188,000	West China Cement Ltd	195,459

523,000	Xinhua Winshare Publishing and Media Co Ltd – Class H	361,485

137,500	Xtep International Holdings Ltd	56,429

32,400	YiChang HEC ChangJiang Pharmaceutical Co Ltd – Class H	200,614

340,000	Yuexiu Property Co Ltd	70,408

50,000	Yuexiu Transport Infrastructure Ltd	38,984

6,100	Yum China Holdings Inc	267,119

434,911	Yuzhou Properties Co Ltd	217,412

354,000	Zhejiang Expressway Co Ltd – Class H	269,724

340,064	Zhejiang Weixing New Building Materials Co Ltd – Class A	582,268

21,800	Zhengzhou Coal Mining Machinery Group Co Ltd – Class A	18,163

31,000	Zhenro Properties Group Ltd	20,288

88,000	Zhongsheng Group Holdings Ltd	338,855

132,000	Zoomlion Heavy Industry Science and Technology Co Ltd – Class H	111,370

	Total China	235,817,949

	Denmark — 0.0%

10,818	Matas A/S	89,966

1,671	Novo Nordisk A/S – Class B	97,902

Shares	Description	Value ($)

	Denmark — continued

25,422	Scandinavian Tobacco Group A/S	326,717

	Total Denmark	514,585

	Finland — 0.0%

4,251	Aktia Bank Oyj	48,383

14,787	Kemira Oyj	188,274

9,960	Tokmanni Group Corp	133,572

	Total Finland	370,229

	France — 2.3%

3,147	AKWEL	51,090

14,567	Alten SA	1,631,410

9,015	Arkema	852,815

902	Assystem SA	26,766

839	Axway Software SA *	16,063

43,388	BNP Paribas SA	2,106,066

721	Boiron SA	25,716

1,005	Bonduelle SCA	22,693

357	Caisse Regionale de Credit Agricole Mutuel Nord de France	11,962

2,381	Christian Dior SE	1,017,157

683	Cie des Alpes *	17,530

1,569	Cie Generale des Etablissements Michelin SCA	168,145

46,077	Coface SA *	506,360

6,628	Dassault Systemes SE	1,051,621

29,521	Gaztransport Et Technigaz SA	2,644,048

1,371	GL Events	25,958

337	Groupe Crit	22,084

389	HEXAOM	14,447

3,802	Interparfums SA	130,679

24,219	IPSOS (c)	750,526

4,094	Kaufman & Broad SA	165,463

53,314	L’Oreal SA (c)	14,329,968

4,858	Lagardere SCA	84,549

51,232	Metropole Television SA	754,137

358	Nexans SA	16,503

357,650	Peugeot SA (a)	6,930,923

34,749	Quadient	750,669

6,283	Rothschild & Co	149,190

17,591	Safran SA	2,435,092

147,659	Sanofi	13,771,532

25,800	Sanofi ADR (c)	1,193,250

3,740	Schneider Electric SE	379,982

203,400	STMicroelectronics NV – NY Shares (a)	5,573,160

695	Synergie SA	18,454

74,453	Television Francaise 1 *	572,229

387	Union Financiere de France BQE SA	8,298

675	Vilmorin & Cie SA	30,029

	Total France	58,256,564

	Germany — 1.2%

3,841	adidas AG	1,081,427

22	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	Germany — continued

27,063	Allianz SE (Registered)	5,895,671

1,820	Amadeus Fire AG	256,510

29,629	Bayer AG (Registered)	2,154,800

514	Bechtle AG	68,406

5,206	Beiersdorf AG	549,744

34,813	Borussia Dortmund GmbH & Co KGaA	296,314

12,250	Carl Zeiss Meditec AG	1,303,205

211,014	CECONOMY AG *	1,017,572

3,324	Cewe Stiftung & Co KGaA	356,730

9,754	CropEnergies AG	101,265

65,897	Deutsche Lufthansa AG (Registered)	871,481

63,886	Deutsche Pfandbriefbank AG (c)	906,815

158,626	Deutz AG	756,055

83,446	Dialog Semiconductor Plc *	2,878,711

486	Draegerwerk AG & Co KGaA	22,388

2,330	DWS Group GmbH & Co KGaA	85,006

1,830	Eckert & Ziegler Strahlen- und Medizintechnik AG	311,201

3,649	Elmos Semiconductor AG	86,450

417	Grammer AG	11,859

17,283	Hamburger Hafen und Logistik AG	368,868

8,260	Hannover Rueck SE	1,495,617

1,372	Henkel AG & Co KGaA	117,266

1,105	Hornbach Holding AG & Co KGaA	62,745

680	KWS Saat SE & Co KGaA	38,305

1,395	Merck KGaA	169,750

35,840	METRO AG	418,640

25,080	Siemens Healthineers AG	1,025,468

10,911	Siltronic AG	1,036,255

7,264	Software AG (c)	238,979

16,086	TAG Immobilien AG	395,284

14,167	Takkt AG	181,885

20,740	Talanx AG *	926,433

6,752	VERBIO Vereinigte BioEnergie AG	71,811

21,759	Volkswagen AG	3,696,013

17,540	Wacker Neuson SE	247,612

654	Washtec AG	35,367

3,846	Wuestenrot & Wuerttembergische AG	72,625

	Total Germany	29,610,533

	Greece — 0.0%

12,055	FF Group * (d)	—

1,566	Motor Oil Hellas Corinth Refineries SA	25,860

	Total Greece	25,860

	Hong Kong — 0.5%

67,500	ASM Pacific Technology Ltd	816,301

28,700	Budweiser Brewing Co APAC Ltd *	87,610

230,000	Cafe de Coral Holdings Ltd	507,959

455,400	Champion (REIT)	265,211

1,108,000	CITIC Telecom International Holdings Ltd	405,296

Shares	Description	Value ($)

	Hong Kong — continued

550,000	CSI Properties Ltd	18,876

30,100	Dah Sing Banking Group Ltd	37,566

104,800	Dah Sing Financial Holdings Ltd	371,231

15,000	Emperor Entertainment Hotel Ltd	2,514

296,000	Giordano International Ltd	69,775

247,000	HKT Trust & HKT Ltd – Class SS	371,894

134,500	Johnson Electric Holdings Ltd	313,376

54,800	Luk Fook Holdings International Ltd	134,608

48,000	Pico Far East Holdings Ltd	12,169

85,000	Prosperity REIT	31,050

79,000	Regal Real Estate Investment Trust	17,294

571,000	SJM Holdings Ltd	661,136

130,000	Sun Hung Kai & Co Ltd	58,326

5,000	Sunlight Real Estate Investment Trust	2,976

16,000	TAI Cheung Holdings Ltd	12,394

74,100	VTech Holdings Ltd	656,083

5,289,000	WH Group Ltd	5,550,333

162,500	Wheelock & Co Ltd	1,248,591

39,425	Xinyi Automobile Glass Hong Kong Enterprises Ltd *	5,697

96,000	Xinyi Glass Holdings Ltd	120,197

200,500	Yue Yuen Industrial Holdings Ltd	486,553

	Total Hong Kong	12,265,016

	Hungary — 0.0%

727,274	Magyar Telekom Telecommunications Plc	947,805

6,627	Richter Gedeon Nyrt	134,984

	Total Hungary	1,082,789

	India — 1.1%

8,637	Asian Paints Ltd	217,509

98,056	Aurobindo Pharma Ltd	687,318

15,549	Bajaj Auto Ltd	625,542

364,498	Balrampur Chini Mills Ltd	735,053

92,500	Bharat Electronics Ltd	95,683

3,512	Coal India Ltd	8,227

3,532	Dr Reddy’s Laboratories Ltd	143,243

63,000	Dr Reddy’s Laboratories Ltd ADR (a)	2,530,080

51,665	Granules India Ltd	115,660

993,495	HCL Technologies Ltd	7,453,246

15,936	HDFC Bank Ltd	261,827

2,662	Hero MotoCorp Ltd	75,854

292,567	Hindustan Petroleum Corp Ltd	804,516

6,653	Hindustan Unilever Ltd	201,688

8,484	Housing Development Finance Corp Ltd	258,636

44,960	ICICI Bank Ltd	313,234

34,256	Indiabulls Housing Finance Ltd	135,846

1,430,548	Indian Oil Corp Ltd	2,117,374

383,651	ITC Ltd	1,050,167

108,659	Just Dial Ltd *	706,367

12,917	Kotak Mahindra Bank Ltd	292,253

See accompanying notes to the financial statements.	23

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	India — continued

39,113	Manappuram Finance Ltd	89,917

30,420	Mphasis Ltd	376,461

250,130	National Aluminium Co Ltd	116,469

36,145	PC Jeweller Ltd *	7,758

49,681	Phillips Carbon Black Ltd	73,951

6,080	Polycab India Ltd *	90,220

1,921,552	Power Finance Corp Ltd	2,937,394

725,397	PTC India Ltd	501,416

61,576	Rain Industries Ltd	88,595

12,362	Rajesh Exports Ltd	113,620

2,408,560	REC Ltd	3,974,207

39,108	Sonata Software Ltd	181,499

10,508	Titan Co Ltd	183,982

69,000	Vedanta Ltd ADR	453,330

32,283	Welspun Corp Ltd	83,109

	Total India	28,101,251

	Indonesia — 0.0%

899,200	Adaro Energy Tbk PT	73,689

92,000	Bank Central Asia Tbk PT	203,220

55,400	Bank Mandiri Persero Tbk PT	28,813

24,100	Bank Negara Indonesia Persero Tbk PT	12,072

189,400	Bank Pembangunan Daerah Jawa Timur Tbk PT	8,154

1,188,000	Bank Rakyat Indonesia Persero Tbk PT	355,006

409,800	Indo Tambangraya Megah Tbk PT	328,641

1,112,400	Mitra Pinasthika Mustika Tbk PT	46,286

999,700	Panin Financial Tbk PT *	17,754

794,000	Ramayana Lestari Sentosa Tbk PT	58,038

	Total Indonesia	1,131,673

	Ireland — 0.2%

43,807	AIB Group Plc	102,219

97,803	Bank of Ireland Group Plc	366,203

66,700	CRH Plc Sponsored ADR	2,259,796

9,518	Glanbia Plc	111,820

183,304	Hibernia REIT Plc	247,541

109,446	Irish Residential Properties REIT Plc	170,513

1,699	Kerry Group Plc – Class A	215,829

41,242	Origin Enterprises Plc	127,649

32,738	Permanent TSB Group Holdings Plc *	29,923

41,960	Smurfit Kappa Group Plc	1,413,628

28,153	Total Produce Plc	37,657

	Total Ireland	5,082,778

	Israel — 0.0%

5,581	AudioCodes Ltd	118,570

8,692	Discount Investment Corp Ltd (Registered) *	16,857

2,045	Fox Wizel Ltd	86,124

1,340	Israel Corp Ltd (The) *	185,529

794,563	Oil Refineries Ltd	269,193

Shares	Description	Value ($)

	Israel — continued

60	Paz Oil Co Ltd	6,579

	Total Israel	682,852

	Italy — 1.5%

46,659	ACEA SPA	982,678

16,355	Anima Holding SpA	72,207

10,531	Ascopiave SpA	45,839

4,965	Assicurazioni Generali SPA	89,625

794	ASTM SPA	19,744

166,308	Banca Mediolanum SPA	1,359,245

52,135	Buzzi Unicem SpA	1,143,576

15,485	Cementir Holding NV	99,870

142,446	Cofide SPA	79,833

4,091	El.En. SPA	114,542

96,382	Enav SPA	573,910

1,629,066	Enel SPA	13,673,049

166,871	EXOR NV	11,917,636

16,582	Falck Renewables SpA	108,689

8,732	Fiera Milano SPA	42,797

318,594	Hera SPA	1,367,464

501,126	Iren SPA	1,551,207

136,117	Italgas SpA	831,823

13,610	La Doria SPA	123,650

9,860	Leonardo SPA	101,120

7,006	MARR SPA	129,923

94,878	Piaggio & C SpA	226,962

254,720	Saras SPA	301,171

1,481	Sesa SpA	77,973

63,431	Societa Cattolica di Assicurazioni SC	466,409

3,642	Unieuro SPA	44,881

235,338	Unipol Gruppo SPA	1,172,585

295,762	UnipolSai Assicurazioni SPA (a)	738,954

	Total Italy	37,457,362

	Japan — 4.8%

10,600	ADEKA Corp	137,662

6,100	Aichi Corp	35,103

5,300	Aida Engineering Ltd	38,974

57,500	Amada Holdings Co Ltd	536,122

2,700	Amano Corp	66,408

16,000	AOKI Holdings Inc (c)	135,175

1,500	Arata Corp	57,178

3,900	Arcland Sakamoto Co Ltd	39,266

562,600	Asahi Kasei Corp (c)	4,607,674

5,800	Asahi Yukizai Corp	76,361

818,000	Astellas Pharma Inc (c)	12,820,681

39,500	Bandai Namco Holdings Inc	1,978,192

3,600	Bando Chemical Industries Ltd	23,219

236,300	Brother Industries Ltd	4,185,597

2,500	Canon Electronics Inc	42,790

12,300	Canon Marketing Japan Inc	282,298

29,600	Casio Computer Co Ltd	504,264

24	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	Japan — continued

6,000	Cawachi Ltd	111,711

10,600	Central Glass Co Ltd	201,991

7,900	Chiba Kogyo Bank Ltd (The)	20,640

1,600	Chiyoda Integre Co Ltd	26,617

2,900	Chugai Pharmaceutical Co Ltd	311,953

2,900	Cleanup Corp	13,883

2,000	CONEXIO Corp	25,096

22,100	Dai Nippon Printing Co Ltd	532,549

5,400	Dai Nippon Toryo Co Ltd	44,844

1,500	Dai-Dan Co Ltd	36,485

1,900	Daiichi Jitsugyo Co Ltd	58,793

1,900	Dainichiseika Color & Chemicals Manufacturing Co Ltd	40,876

5,200	Daiwa Industries Ltd	47,509

18,400	Daiwabo Holdings Co Ltd	928,037

36,200	DTS Corp	657,536

8,200	Ehime Bank Ltd (The)	76,802

15,300	Elecom Co Ltd	515,005

3,400	ESPEC Corp	62,374

9,100	Fancl Corp (a)	226,975

6,900	Foster Electric Co Ltd	91,651

74,000	Fuji Electric Co Ltd	2,029,556

1,800	Fujicco Co Ltd	29,137

5,500	FUJIFILM Holdings Corp	267,093

11,500	Fujitsu General Ltd	228,286

38,100	Fujitsu Ltd	3,972,922

700	Fukuda Corp	25,381

8,700	Furuno Electric Co Ltd (a)	73,376

4,400	G-7 Holdings Inc	89,513

12,700	Geo Holdings Corp	137,345

25,200	Hakuhodo DY Holdings Inc	291,224

3,600	Hakuto Co Ltd	36,386

5,060	Hanwa Co Ltd (c)	103,454

4,800	Heiwa Corp	89,539

2,600	Heiwado Co Ltd	40,288

8,500	Hisamitsu Pharmaceutical Co Inc (a)	376,216

1,200	Hitachi High-Tech Corp	89,130

252,300	Hitachi Ltd	8,425,801

14,000	Hokuetsu Corp	56,549

165,300	Honda Motor Co Ltd	4,240,678

500	Hosokawa Micron Corp	22,737

7,200	House Foods Group Inc	211,850

5,400	Infocom Corp	135,584

158,500	ITOCHU Corp	3,591,830

18,100	Itochu Enex Co Ltd	140,829

30,800	Itochu Techno-Solutions Corp	862,687

600	Itochu-Shokuhin Co Ltd	24,881

11,600	Itoki Corp	38,106

7,900	Jeol Ltd	206,970

124,500	JVCKenwood Corp	251,179

27,700	K’s Holdings Corp	302,572

19,700	Kajima Corp	211,135

Shares	Description	Value ($)

	Japan — continued

7,700	Kaken Pharmaceutical Co Ltd	371,515

3,500	Kamei Corp	31,542

58,700	Kanematsu Corp	637,371

3,200	Kanematsu Electronics Ltd	91,009

7,900	Kasai Kogyo Co Ltd	48,617

1,200	Kato Sangyo Co Ltd	33,064

268,900	KDDI Corp	7,597,381

24,300	Keihin Corp	582,270

7,800	Kissei Pharmaceutical Co Ltd	188,441

585,174	Konica Minolta Inc (c)	3,202,107

6,700	Kumagai Gumi Co Ltd	176,697

4,700	Kureha Corp	235,043

6,500	Kyoei Steel Ltd	97,973

9,600	KYORIN Holdings Inc	192,106

18,200	LIXIL VIVA Corp	343,484

16,200	Makino Milling Machine Co Ltd	544,792

2,100	Maruzen Showa Unyu Co Ltd	46,718

2,000	Matsuda Sangyo Co Ltd	26,138

48,200	MCJ Co Ltd	276,847

13,900	Meidensha Corp	221,903

3,200	METAWATER Co Ltd	113,177

676,100	Mitsubishi Chemical Holdings Corp	4,519,981

23,700	Mitsubishi Gas Chemical Co Inc	354,606

4,400	Mitsuboshi Belting Ltd	60,217

10,900	Mitsui Sugar Co Ltd	191,481

5,100	MTI Ltd	26,481

24,300	NEC Corp	912,286

9,700	Nichias Corp	199,063

10,700	Nichiha Corp	223,735

78,300	Nikon Corp	799,816

22,100	Nippo Corp	498,632

12,800	Nippon Flour Mills Co Ltd	189,763

24,100	Nippon Kayaku Co Ltd	264,802

196,900	Nippon Light Metal Holdings Co Ltd	343,922

1,200	Nippon Shinyaku Co Ltd	89,903

12,400	Nippon Soda Co Ltd	319,067

543,400	Nippon Telegraph & Telephone Corp	12,677,398

2,100	Nisshin Oillio Group Ltd (The)	64,833

1,500	Nissin Corp	20,592

28,100	Nissin Electric Co Ltd	267,479

27,600	Nomura Real Estate Holdings Inc	595,489

3,300	Nomura Research Institute Ltd	72,449

7,600	NS Solutions Corp	212,777

13,500	NTT DOCOMO Inc	365,430

1,600	NuFlare Technology Inc	178,016

251,900	Obayashi Corp	2,541,183

800	Obic Co Ltd	98,773

600	Okinawa Cellular Telephone Co	21,670

3,900	Organo Corp	229,899

2,400	Osaka Soda Co Ltd	56,575

7,300	Osaki Electric Co Ltd	36,884

9,900	Prima Meat Packers Ltd	203,629

See accompanying notes to the financial statements.	25

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	Japan — continued

8,600	Proto Corp	86,473

8,700	Raiznext Corp	96,778

1,900	Rion Co Ltd	43,638

6,600	Roland DG Corp	99,420

1,900	Ryobi Ltd	24,541

3,300	Sac’s Bar Holdings Inc	22,232

9,200	San-Ai Oil Co Ltd	79,167

8,600	Sanki Engineering Co Ltd	100,909

3,800	Sanyo Chemical Industries Ltd	154,255

16,300	Seiko Epson Corp	228,521

21,400	Seiko Holdings Corp	413,311

25,100	Seino Holdings Co Ltd	272,028

55,600	Sekisui Chemical Co Ltd (c)	831,604

2,500	Sekisui Jushi Corp	48,956

176,200	Shimizu Corp	1,602,074

900	Shionogi & Co Ltd (c)	48,447

6,600	Shizuoka Gas Co Ltd	52,411

54,600	Showa Corp	1,167,132

800	Sinanen Holdings Co Ltd	14,869

6,200	Sinko Industries Ltd	86,890

7,400	Sintokogio Ltd	52,903

789,800	Sojitz Corp	2,289,050

108,400	SUMCO Corp	1,641,390

1,442,100	Sumitomo Chemical Co Ltd	5,254,999

45,400	Sumitomo Dainippon Pharma Co Ltd (a)	647,790

2,300	Sumitomo Seika Chemicals Co Ltd	59,777

35,800	T-Gaia Corp	678,367

15,900	Takara Leben Co Ltd	62,954

4,600	Takasago Thermal Engineering Co Ltd	70,779

5,200	Tamron Co Ltd	114,657

57,900	Teijin Ltd	949,424

18,500	Tokyo Electron Ltd	3,864,864

44,300	Tokyu Construction Co Ltd	276,194

3,900	Toli Corp	9,330

10,900	Toppan Forms Co Ltd	103,678

32,600	Toppan Printing Co Ltd	570,074

3,200	Torii Pharmaceutical Co Ltd	95,689

16,200	Tosei Corp	173,746

1,100	Toshiba TEC Corp	40,571

38,600	Tosoh Corp	522,380

3,300	Towa Pharmaceutical Co Ltd	65,303

4,800	Toyo Ink SC Holdings Co Ltd	92,760

19,000	Toyo Suisan Kaisha Ltd	755,385

6,400	TPR Co Ltd	87,914

44,400	TS Tech Co Ltd (c)	1,148,238

7,500	UKC Holdings Corp	110,664

19,700	Ushio Inc	245,724

17,600	Wacoal Holdings Corp	409,807

18,400	YAMABIKO Corp	147,411

29,500	Yamaha Motor Co Ltd	465,669

2,200	Yamaya Corp	42,219

12,100	Yamazen Corp	96,959

Shares	Description	Value ($)

	Japan — continued

8,800	Yellow Hat Ltd	117,331

16,100	Yuasa Trading Co Ltd	452,605

	Total Japan	125,085,812

	Malaysia — 0.1%

77,400	Bermaz Auto Berhad	32,768

2,015,500	DRB-Hicom Berhad	1,071,998

314,600	Magnum Berhad	179,994

226,300	MISC Berhad	412,015

193,900	Sime Darby Berhad	92,716

2,515,309	Supermax Corp Berhad	957,029

92,500	Syarikat Takaful Malaysia Keluarga Berhad	104,634

367,300	Telekom Malaysia Berhad	324,357

	Total Malaysia	3,175,511

	Mexico — 0.6%

27,500	Corp Inmobiliaria Vesta SAB de CV	43,717

12,000	Unifin Financiera SAB de CV SOFOM ENR	18,643

48,500	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	62,242

611,700	Fibra Uno Administracion SA de CV (REIT)	926,423

235,600	Gentera SAB de CV	226,706

210,800	Nemak SAB de CV	69,613

11,400	Grupo Aeroportuario del Centro Norte SAB de CV	74,627

4,265,938	Wal-Mart de Mexico SAB de CV	12,009,126

127,942	Grupo Herdez SAB de CV	233,160

4,300	Kimberly-Clark de Mexico SAB de CV – Class A	8,186

3,820	Promotora y Operadora de Infraestructura SAB de CV	37,426

600	Grupo Aeroportuario del Centro Norte SAB de CV ADR	31,248

13,500	El Puerto de Liverpool SAB de CV – Class C1	63,786

104,100	Grupo Financiero Banorte SAB de CV – Class O	569,184

39,900	Grupo Financiero Inbursa SAB de CV – Class O	43,279

53,700	Qualitas Controladora SAB de CV	230,536

20,200	Banco del Bajio SA	31,630

8,100	Regional SAB de CV	45,062

	Total Mexico	14,724,594

	Netherlands — 1.6%

1,483	Adyen NV *	1,305,255

121,729	ASR Nederland NV	4,096,447

2,104	BE Semiconductor Industries NV	81,832

46,495	Heineken Holding NV	4,128,645

26	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	Netherlands — continued

282	Hunter Douglas NV	16,921

318,209	ING Groep NV	3,047,116

208,740	Koninklijke Ahold Delhaize NV	4,876,637

60,498	Koninklijke Philips NV	2,590,778

6,100	Koninklijke Volkerwessels NV *	147,872

4,718	Koninklijke Vopak NV	224,599

64,565	Randstad NV	3,326,574

241,921	Signify NV (c)	7,208,388

147,275	Wolters Kluwer NV	10,774,857

	Total Netherlands	41,825,921

	New Zealand — 0.0%

571,194	Air New Zealand Ltd	813,197

59,808	SKY Network Television Ltd *	20,253

16,081	Synlait Milk Ltd *	60,103

	Total New Zealand	893,553

	Norway — 0.5%

135,362	Austevoll Seafood ASA	1,201,268

15,020	Avance Gas Holding Ltd *	64,293

107,155	BW LPG Ltd	668,904

285,667	DNB ASA	4,784,721

166,709	Elkem ASA	329,059

19,092	Entra ASA	302,415

53,563	Europris ASA	178,905

34,711	Gjensidige Forsikring ASA	705,450

94,714	Kvaerner ASA	87,807

279,441	Orkla ASA	2,376,776

15,325	Salmar ASA	692,581

6,626	Selvaag Bolig ASA	42,747

30,733	SpareBank 1 Nord Norge	237,718

1,764	Sparebank 1 Oestlandet	17,734

19,287	SpareBank 1 SMN	192,892

108,480	SpareBank 1 SR-Bank ASA	1,038,907

3,657	Stolt-Nielsen Ltd	40,692

5,303	Veidekke ASA	64,737

	Total Norway	13,027,606

	Pakistan — 0.0%

24,610	Engro Corp Ltd	49,588

253,000	Engro Fertilizers Ltd	103,577

44,200	Nishat Mills Ltd	29,213

348,700	Oil & Gas Development Co Ltd	265,808

21,070	Pakistan Oilfields Ltd	49,987

129,620	Pakistan Petroleum Ltd	93,531

34,500	Pakistan State Oil Co Ltd	36,577

32,500	Searle Co Ltd (The)	36,904

20,300	United Bank Ltd	21,839

	Total Pakistan	687,024

Shares	Description	Value ($)

	Philippines — 0.0%

20,600	Ayala Land Inc	15,865

15,880	Globe Telecom Inc	554,893

10,340	Manila Electric Co	54,812

663,000	Megaworld Corp	44,399

1,256,000	Metro Pacific Investments Corp	75,761

95,250	Semirara Mining & Power Corp	36,247

	Total Philippines	781,977

	Poland — 0.5%

15,827	Alior Bank SA *	85,416

108,078	Asseco Poland SA	1,687,732

45,340	Bank Polska Kasa Opieki SA	1,025,992

2,441	Budimex SA	108,637

82,864	Cyfrowy Polsat SA	536,210

1,387	Dino Polska SA *	50,383

161,572	Energa SA *	290,883

14,419	Grupa Lotos SA	220,334

21,166	Jastrzebska Spolka Weglowa SA	74,657

1,125	KRUK SA	39,967

1,456	Lubelski Wegiel Bogdanka SA	6,147

188,409	Orange Polska SA *	299,534

187,415	PLAY Communications SA	1,473,196

149,888	Polski Koncern Naftowy ORLEN SA	2,264,219

528,061	Polskie Gornictwo Naftowe i Gazownictwo SA	429,533

89,857	Powszechna Kasa Oszczednosci Bank Polski SA	719,463

251,153	Powszechny Zaklad Ubezpieczen SA	2,239,586

1,886	Santander Bank Polska SA	121,875

684	Stalprodukt SA	28,331

4,357	Warsaw Stock Exchange	42,490

	Total Poland	11,744,585

	Portugal — 0.8%

147,851	Altri SGPS SA	803,476

59,882	CTT-Correios de Portugal SA	154,477

3,276	EDP Renovaveis SA *	44,342

1,169,978	EDP – Energias de Portugal SA	5,462,270

588,956	Galp Energia SGPS SA	8,124,175

121,823	Jeronimo Martins SGPS SA	2,153,521

32,518	Mota-Engil SGPS SA	47,673

90,760	Navigator Co SA (The)	280,456

198,776	NOS SGPS SA	785,112

136,410	REN – Redes Energeticas Nacionais SGPS SA	378,602

8,494	Semapa-Sociedade de Investimento e Gestao	106,774

1,185,197	Sonae SGPS SA	931,165

	Total Portugal	19,272,043

See accompanying notes to the financial statements.	27

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	Qatar — 0.0%

165,390	Barwa Real Estate Co	138,592

80,410	Doha Bank QPSC	50,571

6,144	Qatar Electricity & Water Co QSC	25,013

162,751	Qatar Gas Transport Co Ltd	96,009

71,680	Qatar National Bank QPSC	365,944

32,000	Qatar National Cement Co QSC	35,920

	Total Qatar	712,049

	Russia — 2.2%

1,032,770	Alrosa PJSC	1,108,228

6,730	Detsky Mir PJSC	11,321

24,422,000	ENEL RUSSIA PJSC	346,744

42,180,000	Federal Grid Co Unified Energy System PJSC	131,763

301,580	Gazprom Neft PJSC	1,814,545

1,941	Gazprom Neft PJSC Sponsored ADR	57,337

120,199	Gazprom PJSC Sponsored ADR	735,713

18,080	Globaltrans Investment Plc Sponsored GDR (Registered)	133,696

82,460,001	Inter RAO UES PJSC	6,500,283

1,895	LSR Group PJSC	23,691

115,508	LUKOIL PJSC Sponsored ADR	9,963,535

21,400	M.Video PJSC	155,007

2,945,600	Magnitogorsk Iron & Steel Works PJSC	1,793,982

18,281	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	138,948

150,374	MMC Norilsk Nickel PJSC ADR	4,546,835

374,640	Moscow Exchange MICEX-RTS PJSC	564,059

6,914	Novatek PJSC Sponsered GDR (Registered)	1,008,796

61,350	Novolipetsk Steel PJSC	115,672

230,717	Novolipetsk Steel PJSC GDR	4,430,004

13,411	PhosAgro PJSC GDR (Registered)	149,169

13,100	QIWI Plc Sponsored ADR	228,464

28,460	Raspadskaya OJSC	40,828

77,902,000	ROSSETI PJSC	1,709,628

294,110	Rostelecom PJSC	385,081

3,772	Rostelecom PJSC Sponsored ADR	29,572

6,017,000	RusHydro PJSC	58,278

5,210	Safmar Financial Investment	39,687

1,035,107	Sberbank of Russia PJSC Sponsored ADR	14,769,576

39,275	Severstal PJSC GDR (Registered)	481,491

1,632,500	Surgutneftegas PJSC	955,250

68,495	Surgutneftegas PJSC Sponsored ADR	399,251

37,760	Tatneft PJSC	385,899

47,847	Tatneft PJSC Sponsored ADR	2,877,133

10,413	TCS Group Holding Plc GDR (Registered)	227,819

1,693,000	Unipro PJSC	76,633

Shares	Description	Value ($)

	Russia — continued

402,168	VTB Bank PJSC GDR (Registered)	517,126

	Total Russia	56,911,044

	Singapore — 1.2%

201,300	Accordia Golf Trust	89,640

112,900	AEM Holdings Ltd	178,480

243,500	Asian Pay Television Trust	28,033

80,100	Cache Logistics Trust (REIT)	39,594

622,200	CapitaLand Commercial Trust (REIT)	834,172

407,400	CapitaLand Ltd	1,043,706

519,300	CapitaLand Mall Trust (REIT)	851,892

116,400	China Sunsine Chemical Holdings Ltd	36,257

1,095,800	ComfortDelGro Corp Ltd	1,553,658

598,000	DBS Group Holdings Ltd	10,455,556

135,600	First Real Estate Investment Trust	95,736

41,100	Frasers Centrepoint Trust (REIT)	82,475

462,700	Frasers Logistics & Industrial Trust (REIT)	413,145

312,840	Japfa Ltd	127,256

113,400	Keppel DC (REIT)	189,656

115,300	Lendlease Global Commercial (REIT)	71,636

373,568	Mapletree Commercial Trust (REIT)	566,217

1,405,900	Mapletree Greater China Commercial Trust (REIT)	1,116,336

442,700	Mapletree Industrial Trust (REIT)	854,315

166,600	Mapletree Logistics Trust (REIT)	222,069

29,000	Parkway Life Real Estate Investment Trust (REIT)	71,707

14,200	QAF Ltd	8,524

79,300	Sasseur Real Estate Investment Trust	45,048

180,500	Silverlake Axis Ltd	39,252

376,200	Singapore Exchange Ltd	2,323,060

184,900	Singapore Technologies Engineering Ltd	560,100

118,400	SPH (REIT)	85,932

121,000	StarHub Ltd *	130,057

66,000	United Overseas Bank Ltd	1,178,003

190,600	Venture Corp Ltd	2,297,171

26,200	Wilmar International Ltd	75,624

12,700	Wing Tai Holdings Ltd	17,806

5,487,999	Yangzijiang Shipbuilding Holdings Ltd	3,807,755

598,900	Yanlord Land Group Ltd	505,123

	Total Singapore	29,994,991

	South Africa — 1.0%

1,112,873	Absa Group Ltd	9,576,975

5,233	Anglo American Platinum Ltd	352,226

62,936	Astral Foods Ltd	753,897

160,720	Barloworld Ltd	836,056

9,779	Bid Corp Ltd	176,947

1,088,248	Blue Label Telecoms Ltd *	174,448

28	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	South Africa — continued

11,889	Coronation Fund Managers Ltd	30,451

11,982	Discovery Ltd	74,694

70,955	Emira Property Fund Ltd (REIT)	54,769

385,432	Growthpoint Properties Ltd (REIT)	441,609

14,493	Hyprop Investments Ltd (REIT)	42,039

43,498	Imperial Logistics Ltd	129,044

197,948	Kumba Iron Ore Ltd	3,647,868

13,918	Lewis Group Ltd	24,517

316,518	Liberty Holdings Ltd	1,930,044

1,434,339	Merafe Resources Ltd	40,427

33,464	Metair Investments Ltd	44,571

15,764	Momentum Metropolitan Holdings	17,723

276,619	Motus Holdings Ltd	1,296,000

30,053	Mr Price Group Ltd	295,175

373,979	Murray & Roberts Holdings Ltd	223,336

8,388	Nedbank Group Ltd	95,893

62,647	Netcare Ltd	74,298

680,880	Old Mutual Ltd	692,665

36,629	Rand Merchant Investment Holdings Ltd	58,228

99,539	Raubex Group Ltd	137,176

49,752	Redefine Properties Ltd (REIT)	17,353

242,031	Reunert Ltd	879,971

157,629	Sanlam Ltd	662,122

1,864	Santam Ltd	30,480

70,393	Sappi Ltd *	132,421

979,797	Telkom SA SOC Ltd	1,666,795

1,788	Tiger Brands Ltd	17,585

184,622	Truworths International Ltd	546,973

90,743	Tsogo Sun Gaming Ltd	55,366

11,459	Vodacom Group Ltd	81,935

33,277	Wilson Bayly Holmes-Ovcon Ltd	212,069

	Total South Africa	25,524,146

	South Korea — 2.2%

27,827	Aekyung Petrochemical Co Ltd	158,458

22,583	Aju Capital Co Ltd *	216,511

7,547	Boryung Pharmaceutical Co Ltd	74,488

131	Celltrion Pharm Inc *	4,373

21,654	DB HiTek Co Ltd	438,595

6,349	DB Insurance Co Ltd	226,692

21,573	Dongwha Pharm Co Ltd	120,821

24,043	Dongwon Development Co Ltd	75,626

1,937	GOLFZON Co Ltd *	76,584

5,470	GS Home Shopping Inc	561,554

375,707	Hana Financial Group Inc	9,729,528

6,813	Hansae Yes24 Holdings Co Ltd *	33,381

1,891	HDC Hyundai Development Co-Engineering & Construction *	28,266

13,190	Huons Co Ltd	484,816

3,518	Hyosung Corp	204,884

Shares	Description	Value ($)

	South Korea — continued

10,930	Hyundai Home Shopping Network Corp	665,856

3,083	Hyundai Marine & Fire Insurance Co Ltd	57,476

3,025	Hyundai Mobis Co Ltd	528,736

21,209	Hyundai Motor Co	2,025,994

17,162	Il Dong Pharmaceutical Co Ltd	192,878

549,362	Industrial Bank of Korea *	4,332,451

7,828	JB Financial Group Co Ltd	32,425

10,280	KB Financial Group Inc	324,984

6,200	KB Financial Group Inc ADR *	200,074

405,087	Kia Motors Corp	12,223,421

12,408	Korea Asset In Trust Co Ltd	25,450

25,988	Korea Autoglass Corp	289,119

5,621	KT Skylife Co Ltd	33,998

19,329	KT&G Corp	1,344,823

42,665	LF Corp	443,316

16,105	LG Electronics Inc	810,082

22,873	Mirae Asset Life Insurance Co Ltd	75,462

8,232	S&T Motiv Co Ltd	266,563

28,634	Samjin Pharmaceutical Co Ltd	530,007

89,572	Samsung Electronics Co Ltd	4,031,756

6,418	Sebang Global Battery Co Ltd	166,970

294,434	Shinhan Financial Group Co Ltd	7,874,500

33,537	SK Hynix Inc	2,478,068

170,600	SK Telecom Co Ltd Sponsored ADR	3,277,226

16,122	SL Corp *	198,548

165,545	Woori Financial Group Inc	1,315,055

	Total South Korea	56,179,815

	Spain — 1.5%

11,993	ACS Actividades de Construccion y Servicios SA	357,613

63,987	Aena SME SA (c)	10,306,214

49,891	Almirall SA *	653,746

67,832	Cia de Distribucion Integral Logista Holdings SA	1,384,757

10,080	eDreams ODIGEO SA *	42,181

68,828	Enagas SA *	1,785,925

339,628	Endesa SA	8,739,309

32,058	Faes Farma SA	154,949

879,035	Iberdrola SA	10,063,360

32,382	Industria de Diseno Textil SA	1,010,284

599,720	Mapfre SA	1,348,959

186,960	Mediaset Espana Comunicacion SA	944,818

107,886	Red Electrica Corp SA	2,062,053

	Total Spain	38,854,168

	Sweden — 0.9%

2,493	AcadeMedia AB	13,973

8,648	Atlas Copco AB – B Shares	268,004

26,605	Axfood AB	496,099

See accompanying notes to the financial statements.	29

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	Sweden — continued

83,599	Betsson AB *	428,373

17,328	Bilia AB – Class A	167,225

55,642	Boliden AB	1,168,549

11,765	Bufab AB	131,282

42,113	Cloetta AB – Class B	130,196

485	Epiroc AB – Class A	5,602

14,792	Epiroc AB – Class B	165,926

7,410	Humana AB	37,418

5,973	Instalco Intressenter AB	81,578

18,230	Inwido AB	158,952

17,460	JM AB	480,393

167,266	Klovern AB – B Shares	385,945

4,438	KNOW IT AB	81,451

24,009	Lindab International AB	286,268

11,022	Loomis AB – Class B	384,910

25,580	Nobia AB	165,424

26,056	Nobina AB	182,650

2,352	Peab AB – Class B	23,669

147,609	Resurs Holding AB	799,006

90,717	Skanska AB – B Shares	1,997,626

3,392	SkiStar AB	33,660

38,529	Swedish Match AB	2,260,670

23,604	Volvo AB – A Shares	369,538

808,890	Volvo AB – B Shares	12,696,858

	Total Sweden	23,401,245

	Switzerland — 1.0%

3,623	ALSO Holding AG (Registered)	620,030

92	Bell Food Group AG (Registered)	23,708

9,270	BKW AG	795,303

2,877	Bobst Group SA (Registered) (a)	138,154

467	Coltene Holding AG (Registered)	42,404

1,080	Feintool International Holding AG (Registered)	52,869

4,733	Galenica AG *	320,035

30	Gurit Holding AG	44,695

5,637	Huber + Suhner AG (Registered)	378,296

158	Inficon Holding AG (Registered)	111,280

66	Interroll Holding AG (Registered)	117,926

2,435	Kardex AG (Registered)	384,912

739	Komax Holding AG (Registered) (a)	141,913

1,932	Liechtensteinische Landesbank AG	121,733

16,123	Mobilezone Holding AG (Registered) *	177,508

27,231	Novartis AG (Registered)	2,290,759

2,116	Orior AG	195,477

12,553	Roche Holding AG	3,987,876

44,868	Roche Holding AG – Genusschein	14,426,571

14	Schweizerische Nationalbank (Registered)	70,235

18	Vetropack Holding AG	48,170

Shares	Description	Value ($)

	Switzerland — continued

3,462	Wizz Air Holdings Plc *	154,051

	Total Switzerland	24,643,905

	Taiwan — 3.2%

53,202	Mercuries Life Insurance Co Ltd *	20,420

61,000	China Life Insurance Co Ltd *	47,879

513,000	Nanya Technology Corp	1,276,944

735,000	Formosa Taffeta Co Ltd	801,218

137,000	MediaTek Inc	1,592,671

1,364,000	China Development Financial Holding Corp	409,635

34,000	Nantex Industry Co Ltd	33,753

184,000	FLEXium Interconnect Inc	670,154

13,000	Aten International Co Ltd	36,145

88,000	Walsin Lihwa Corp *	39,984

38,000	Cyberlink Corp	147,089

20,000	On-Bright Electronics Inc	144,914

4,000	Yulon Nissan Motor Co Ltd	32,858

103,000	Topkey Corp	409,163

38,950	OptoTech Corp	28,414

1,996,266	Mitac Holdings Corp	2,203,412

56,000	Formosa Advanced Technologies Co Ltd	73,485

41,000	Transcend Information Inc	104,866

481,000	Fubon Financial Holding Co Ltd	696,260

3,709,000	Hon Hai Precision Industry Co Ltd	9,678,483

10,000	Inventec Corp	7,493

251,000	Foxconn Technology Co Ltd	487,257

388,000	Taiwan Semiconductor Manufacturing Co Ltd	4,000,201

332,000	Pegatron Corp	675,518

100,743	Nuvoton Technology Corp	134,914

429,000	Catcher Technology Co Ltd	3,218,386

17,000	International Games System Co Ltd	333,355

319,399	Cathay Financial Holding Co Ltd	418,495

1,659,000	CTBC Financial Holding Co Ltd	1,231,251

17,000	Hiroca Holdings Ltd	31,978

7,000	Cleanaway Co Ltd	36,648

136,606	Chailease Holding Co Ltd	508,350

29,000	Wah Lee Industrial Corp	51,858

70,000	Holiday Entertainment Co Ltd	152,245

57,000	Formosa Chemicals & Fibre Corp	153,041

2,044,000	Yuanta Financial Holding Co Ltd	1,277,866

91,000	Quanta Storage Inc	89,710

25,100	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR (a)	1,351,384

178,000	Nan Ya Plastics Corp	397,682

78,000	Huaku Development Co Ltd	221,196

727,000	Lite-On Semiconductor Corp	971,591

421,500	Feng TAY Enterprise Co Ltd	2,320,345

12,000	Nien Made Enterprise Co Ltd	94,665

30	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	Taiwan — continued

7,600	Yulon Finance Corp	26,197

30,000	TXC Corp	46,357

16,000	Test Research Inc	26,595

85,000	Soft-World International Corp	220,789

44,820	IEI Integration Corp *	66,929

92,000	Formosa Plastics Corp	274,642

113,000	Kinpo Electronics	49,389

76,000	Sampo Corp	46,355

79,000	Taiwan Sakura Corp	120,815

61,000	Global Mixed Mode Technology Inc	213,692

13,000	Fusheng Precision Co Ltd	81,207

1,654,000	Qisda Corp	1,011,464

121,000	Walsin Technology Corp	827,970

71,000	Merry Electronics Co Ltd	321,870

8,000	Holy Stone Enterprise Co Ltd	25,713

25,000	Getac Technology Corp	39,803

45,000	Kindom Construction Corp	38,428

42,000	Zhen Ding Technology Holding Ltd	158,000

31,050	Sinmag Equipment Corp	104,411

88,000	Micro-Star International Co Ltd	257,585

40,000	YC INOX Co Ltd	33,659

112,000	China Motor Corp *	129,643

80,000	Shinkong Insurance Co Ltd	101,669

207,485	Topco Scientific Co Ltd	703,008

1,018,000	Gigabyte Technology Co Ltd	1,715,503

146,000	Tripod Technology Corp	524,051

93,000	Elite Material Co Ltd	363,505

677,000	Novatek Microelectronics Corp	4,260,603

308,000	Lite-On Technology Corp	438,496

119,500	Syncmold Enterprise Corp	334,385

237,929	TOPBI International Holdings Ltd	585,899

305,000	Asustek Computer Inc	2,040,399

8,400	Aurora Corp	24,047

956,000	Sunplus Technology Co Ltd *	338,502

80,600	United Integrated Services Co Ltd	479,276

843,000	Chicony Electronics Co Ltd	2,284,223

175,000	Quanta Computer Inc	352,994

1,617,000	Coretronic Corp *	1,948,847

184,000	Highwealth Construction Corp	271,215

40,000	Amazing Microelectronic Corp	117,420

22,080	Innodisk Corp	130,220

5,000	Thinking Electronic Industrial Co Ltd	13,603

65,000	ITE Technology Inc *	94,165

4,000	Taiwan Union Technology Corp	17,003

33,000	Sercomm Corp	79,156

12,000	Advantech Co Ltd	114,813

97,000	Farglory Land Development Co Ltd	120,096

160,000	Compal Electronics Inc	96,464

101,000	IBF Financial Holdings Co Ltd	37,747

2,000	Wiwynn Corp	46,708

Shares	Description	Value ($)

	Taiwan — continued

17,000	Sinbon Electronics Co Ltd	72,154

2,631,000	Grand Pacific Petrochemical *	1,411,222

1,154,370	Great Wall Enterprise Co Ltd	1,522,645

70,800	Simplo Technology Co Ltd	649,001

29,000	Chong Hong Construction Co Ltd	77,963

2,015,000	Radiant Opto-Electronics Corp	6,383,000

692,000	Holtek Semiconductor Inc	1,474,084

23,300	Makalot Industrial Co Ltd	113,544

145,000	Wistron Corp	127,231

94,502	Sigurd Microelectronics Corp	104,742

281,000	AcBel Polytech Inc	211,627

5,006,000	Pou Chen Corp	5,558,037

100,000	Uni-President Enterprises Corp	239,342

47,000	Standard Chemical & Pharmaceutical Co Ltd	51,829

12,000	Synnex Technology International Corp	14,759

44,000	Taiflex Scientific Co Ltd	67,261

23,000	Sitronix Technology Corp	106,602

352,000	Phison Electronics Corp	3,760,444

215,000	Taiwan Surface Mounting Technology Corp	641,582

75,600	Ruentex Development Co Ltd *	101,804

70,000	Teco Electric and Machinery Co Ltd	61,167

45,000	Yageo Corp	581,176

31,000	Zeng Hsing Industrial Co Ltd	130,879

727,000	Taiwan PCB Techvest Co Ltd	760,163

1,000	Lotes Co Ltd	9,550

5,000	Tong Hsing Electronic Industries Ltd	24,386

9,000	Kingpak Technology Inc	50,995

30,000	Nichidenbo Corp	51,230

27,000	Supreme Electronics Co Ltd	27,360

30,000	Shin Zu Shing Co Ltd	133,677

19,000	Elite Advanced Laser Corp	42,826

6,000	Arcadyan Technology Corp	15,271

	Total Taiwan	82,946,259

	Thailand — 0.2%

33,900	Amata Corp Pcl	15,855

985,700	AP Thailand Pcl NVDR	193,215

72,300	Bangkok Bank Pcl NVDR	303,227

302,500	Beauty Community PCL	18,709

55,900	Com7 Pcl NVDR	40,019

82,700	Kasikornbank Pcl NVDR	315,090

93,300	Krung Thai Bank Pcl NVDR	41,740

349,700	Land & Houses Pcl NVDR	94,381

64,200	Mega Lifesciences Pcl NVDR	52,156

167,600	Pruksa Holding Pcl NVDR	76,573

6,500	PTT Exploration & Production Pcl NVDR	22,178

474,100	Quality Houses Pcl NVDR	34,204

See accompanying notes to the financial statements.	31

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	Thailand — continued

16,100	Ratchaburi Electricity Generating Holding PCL	30,352

76,000	Siam Commercial Bank PCL (The)	213,348

149,700	Somboon Advance Technology Pcl NVDR	63,558

42,500	SPCG Pcl NVDR	23,823

74,250	Supalai Pcl (Foreign Registered)	38,629

281,175	Supalai Pcl NVDR	146,285

1,540,300	Thai Beverage Pcl	868,790

763,800	Thanachart Capital Pcl (Foreign Registered)	1,291,461

537,200	Thanachart Capital Pcl NVDR	908,317

9,800	Tisco Financial Group PCL	30,841

144,100	Univentures Pcl	14,694

229,500	WHA Corp PCL	20,240

	Total Thailand	4,857,685

	Turkey — 0.7%

268,134	Akbank TAS *	290,705

10,176	Aksa Akrilik Kimya Sanayii AS	12,922

896,355	Enerjisa Enerji AS	1,119,291

539,627	Eregli Demir ve Celik Fabrikalari TAS	719,978

53,920	Haci Omer Sabanci Holding AS	74,241

2,213,928	KOC Holding AS	6,169,472

8,631	Koza Altin Isletmeleri AS *	101,191

112,494	Selcuk Ecza Deposu Ticaret ve Sanayi AS	119,986

232,103	Soda Sanayii AS	215,190

125,267	TAV Havalimanlari Holding AS	410,363

207,972	Tekfen Holding AS	497,135

4,255	Tofas Turk Otomobil Fabrikasi AS	18,146

1,959,771	Turkiye Garanti Bankasi AS *	3,000,178

3,927,539	Turkiye Is Bankasi – Class C *	3,616,752

173,913	Turkiye Sinai Kalkinma Bankasi AS *	30,773

458,602	Turkiye Vakiflar Bankasi TAO – Class D *	390,140

13,496	Vestel Beyaz Esya Sanayi ve Ticaret AS	44,144

44,876	Yapi ve Kredi Bankasi AS *	16,508

	Total Turkey	16,847,115

	United Arab Emirates — 0.1%

18,511	Abu Dhabi Commercial Bank PJSC	35,378

45,733	Al Waha Capital PJSC	10,238

82,203	Dubai Islamic Bank PJSC	119,523

19,622	Emaar Development PJSC	18,917

2,293,645	Emaar Properties PJSC	2,111,515

342,641	RAK Properties PJSC *	40,172

	Total United Arab Emirates	2,335,743

Shares	Description	Value ($)

	United Kingdom — 4.5%

784,016	3i Group Plc	10,320,143

28,813	Aggreko Plc	251,733

26,842	Alliance Pharma Plc	25,994

38,163	Ashmore Group Plc	230,529

50,608	Ashtead Group Plc	1,586,637

189,884	Assura Plc (REIT)	180,541

16,880	Avast Plc	86,052

50,109	AVEVA Group Plc	2,850,533

6,332	Bank of Georgia Group Plc *	137,716

866,795	Barratt Developments Plc	8,556,635

81,583	Bellway Plc	3,948,333

53,386	Berkeley Group Holdings Plc (The)	3,292,369

53,669	BP Plc	278,843

170,400	British American Tobacco Plc	6,737,488

143,000	British American Tobacco Plc Sponsored ADR (a)	5,691,400

3,490	Burberry Group Plc	75,209

610,220	Centamin Plc	1,016,775

51,430	CMC Markets Plc	98,884

56,569	Coca-Cola HBC AG	1,804,007

65,798	Computacenter Plc	1,394,899

45,304	Daily Mail & General Trust Plc	434,176

1,230	Dart Group Plc	19,699

12,680	Derwent London Plc (REIT)	641,369

7,000	Diageo Plc Sponsored ADR	993,370

162,324	Dixons Carphone Plc	258,906

85,553	Dunelm Group Plc	1,221,331

232,927	Electrocomponents Plc	1,827,927

19,259	EMIS Group Plc	285,289

35,021	Empiric Student Property Plc (REIT)	41,233

15,905	Evraz Plc	67,920

2,414	Ferguson Plc	210,331

775,988	Ferrexpo Plc	1,298,192

40,670	Frasers Group Plc *	199,721

17,315	Galliford Try Holdings Plc	34,805

3,262	Games Workshop Group Plc	267,119

18,813	Gem Diamonds Ltd *	13,231

80,388	GlaxoSmithKline Plc	1,622,179

21,171	Go-Ahead Group Plc (The)	538,274

47,356	Great Portland Estates Plc (REIT)	511,180

23,336	Greggs Plc	628,844

31,785	Halma Plc	798,784

43,349	Ibstock Plc	152,826

179,498	IG Group Holdings Plc	1,565,923

18,652	Imperial Brands Plc	376,808

87,202	Inchcape Plc	651,829

127,082	Indivior Plc *	70,606

55,467	Intermediate Capital Group Plc	1,147,121

1,444,360	International Consolidated Airlines Group SA	8,851,943

32	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	United Kingdom — continued

32,655	International Personal Finance Plc	62,419

362,223	J Sainsbury Plc	917,670

297,046	JD Sports Fashion Plc	2,841,596

140,329	John Laing Group Plc	611,306

58,538	Jupiter Fund Management Plc	228,942

297,725	Kingfisher Plc	730,438

802,545	Legal & General Group Plc	2,718,921

109,953	LondonMetric Property Plc (REIT)	292,409

73,357	Lookers Plc	42,431

147,116	Meggitt Plc	1,036,003

35,027	Mitchells & Butlers Plc *	151,907

1,997	Mondi Plc	39,591

18,252	Moneysupermarket.com Group Plc	73,425

86,296	Morgan Advanced Materials Plc	308,093

6,825	Morgan Sindall Group Plc	155,505

32,281	N Brown Group Plc	23,700

127,525	National Express Group Plc	695,437

19,568	Next Plc	1,542,274

33,029	Numis Corp Plc	108,239

114,985	OneSavings Bank Plc	600,388

14,045	Pagegroup Plc	73,316

45,078	Paragon Banking Group Plc	265,148

58,011	Pennon Group Plc	811,371

295,059	Persimmon Plc	10,908,881

186,607	Pets at Home Group Plc	623,886

25,818	Phoenix Group Holdings Plc	231,834

47,159	Playtech Plc	153,559

169,604	Plus500 Ltd	2,086,256

615,867	QinetiQ Group Plc	2,756,558

15,424	Redde Northgate Plc	49,023

57,784	Regional REIT Ltd	83,203

17,597	Royal Dutch Shell Plc – Class A (a)	383,493

23,700	Royal Dutch Shell Plc – Class B Sponsored ADR	1,055,361

12,791	RPS Group Plc	20,518

165,446	Sirius Real Estate Ltd	172,956

26,100	Smith & Nephew Plc Sponsored ADR	1,176,588

42,600	Smiths Group Plc	848,894

36,176	Softcat Plc	495,035

352,760	Spirent Communications Plc	951,760

68,769	Stock Spirits Group Plc	171,752

496,310	Tate & Lyle Plc	4,525,594

19,017	TI Fluid Systems Plc	49,215

54,552	UK Commercial Property REIT Ltd	55,441

10,066	Ultra Electronics Holdings Plc	255,056

30,370	UNITE Group Plc (The) (REIT)	441,813

63,062	Vesuvius Plc	346,061

35,879	Vistry Group Plc	593,754

419,339	WM Morrison Supermarkets Plc	938,557

	Total United Kingdom	117,001,233

Shares	Description	Value ($)

	United States — 5.5%

900	1st Source Corp.	37,845

800	AAR Corp.	27,640

150,803	ACCO Brands Corp. (c)	1,207,932

62,800	Acushnet Holdings Corp.	1,598,260

31,000	ADTRAN, Inc.	249,395

2,000	Allied Motion Technologies, Inc.	77,080

28,400	Alpha & Omega Semiconductor Ltd. * (a)	307,856

6,400	Amalgamated Bank – Class A	102,464

16,700	American Equity Investment Life Holding Co.	422,176

81,600	Amkor Technology, Inc. * (a)	851,496

3,000	Arcosa, Inc.	128,880

22,900	Arlo Technologies, Inc. *	75,112

618	Arrow Financial Corp.	19,572

7,900	Artisan Partners Asset Management, Inc. – Class A	225,782

79	Ashford, Inc. *	1,647

6,000	Avid Technology, Inc.*(a)	44,340

20,900	Avista Corp. (a)	985,435

45,000	AVX Corp.	978,300

11,100	Axcelis Technologies, Inc. *	266,289

800	AZZ, Inc.	29,512

3,600	Bancorp, Inc. (The) *	43,812

6,000	BankFinancial Corp.	68,040

4,700	Bassett Furniture Industries, Inc.	46,389

817	BCB Bancorp, Inc.	9,265

1,800	Bel Fuse, Inc. – Class B	20,592

57,600	Benchmark Electronics, Inc.	1,565,568

4,700	Berry Corp.	29,939

260	Biglari Holdings, Inc. – Class B *	27,420

62,200	Bloomin’ Brands, Inc.	1,118,978

50,700	Brady Corp. – Class A (c)	2,400,138

2,300	Bridgewater Bancshares, Inc. *	28,750

31,300	Brightsphere Investment Group, Inc. *	292,655

35,500	Brinker International, Inc. (a)	1,219,425

7,700	Brooks Automation, Inc. (a)	265,727

100	BRT Apartments Corp. (REIT)	1,560

94,800	Builders FirstSource, Inc. *	2,152,908

4,400	Camden National Corp.	180,444

10,300	Carpenter Technology Corp. (a)	378,525

16,900	CBIZ, Inc. *	440,076

30,400	Cedar Realty Trust, Inc. (REIT)	78,736

2,100	Century Bancorp, Inc. – Class A	151,830

2,800	Citi Trends, Inc.	55,356

4,000	Civista Bancshares, Inc.	76,560

9,200	Clarus Corp. (a)	106,352

2,000	CNB Financial Corp.	50,140

2,500	Community Trust Bancorp, Inc.	96,700

17,200	Computer Programs & Systems, Inc.	460,616

48,400	Comtech Telecommunications Corp.(a)	1,356,168

See accompanying notes to the financial statements.	33

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	United States — continued

1,590	Consolidated Water Co. Ltd. (a)	25,694

22,800	Core-Mark Holding Co., Inc.	524,628

146,100	CoreCivic, Inc. (REIT) (a)	2,163,741

91,900	CorePoint Lodging, Inc. (REIT)	731,524

7,715	CRA International, Inc.	358,825

15,300	CSG Systems International, Inc.	677,025

26,300	Curo Group Holdings Corp.	242,749

14,700	Cushman & Wakefield Plc *	267,393

43,900	Dana, Inc.	631,282

15,700	Deluxe Corp. (a)	522,810

44,400	Designer Brands, Inc. – Class A (c)	599,844

50,600	DHI Group, Inc. *	115,368

14,000	Diamond Eagle Acquisition Corp. – Class A *	224,280

34,600	Digi International, Inc. *	458,104

22,900	Dime Community Bancshares, Inc.	384,262

1,100	Donegal Group, Inc. – Class A	15,697

43,700	Donnelley Financial Solutions, Inc. *	380,190

1,600	Douglas Dynamics, Inc.	69,648

23,000	DSP Group, Inc. *	313,030

5,100	Ducommun, Inc. *	227,715

3,000	El Paso Electric Co.	203,610

64,300	Ellington Financial, Inc.	1,062,879

4,100	Emerald Holding, Inc.	28,126

8,900	Employers Holdings, Inc.	343,006

3,000	Enanta Pharmaceuticals, Inc. * (a)	152,640

15,400	Encore Capital Group, Inc. * (a)	572,264

13,800	Ennis, Inc.	277,380

75,834	Enova International, Inc. * (c)	1,457,529

700	EnPro Industries, Inc.	37,765

3,600	ePlus, Inc. *	272,736

1,800	Escalade, Inc.	15,282

1,900	ESSA Bancorp, Inc. (a)	31,426

56,300	Essent Group Ltd.	2,456,932

57,000	Ethan Allen Interiors, Inc.	752,400

6,200	EVERTEC, Inc.	184,016

12,700	Evolution Petroleum Corp.	59,817

5,600	Farmers National Banc Corp.	84,168

2,900	Federal Agricultural Mortgage Corp. – Class C	217,674

71,700	Federal Signal Corp. (a)	2,079,300

39,100	Federated Investors, Inc. – Class B (a)	1,128,035

7,900	FedNat Holding Co.	103,016

5,800	Financial Institutions, Inc.	156,078

5,900	First Community Bankshares, Inc.	154,344

26,400	First Defiance Financial Corp.	631,356

2,400	First Financial Corp.	95,880

1,800	First Financial Northwest, Inc.	25,110

73,500	Flagstar Bancorp, Inc. (a) (c)	2,343,180

200	Flexsteel Industries, Inc.	2,748

Shares	Description	Value ($)

	United States — continued

8,700	Flushing Financial Corp.	157,949

2,600	FONAR Corp. *	51,948

23,700	FormFactor, Inc. *	530,169

52,500	Fulton Financial Corp. (a)	758,625

27,500	Genie Energy Ltd. – Class B (a)	190,300

5,700	GEO Group, Inc. (REIT)	83,448

9,300	Gorman-Rupp Co. (The)	297,507

3,600	Great Southern Bancorp, Inc.	184,716

31,300	Greif, Inc. – Class A (a)	1,106,142

45,100	Griffon Corp.	784,740

28,200	Group 1 Automotive, Inc. (c)	2,403,486

1,000	Hallmark Financial Services, Inc. * (a)	14,180

39,100	Haverty Furniture Cos, Inc.	657,662

3,800	HealthStream, Inc. *	92,416

60,730	Herman Miller, Inc. (c)	2,079,395

62,400	Hilltop Holdings, Inc. (a)	1,299,792

500	Home Bancorp, Inc.	16,535

1,700	HomeTrust Bancshares, Inc.	40,392

1,600	Hurco Cos, Inc.	45,088

13,400	Hyster-Yale Materials Handling, Inc.	645,076

12,500	IDT Corp. – Class B *	96,250

400	Independence Holding Co.	14,844

9,146	Independent Bank Corp.	178,987

12,200	Information Services Group, Inc. *	38,674

9,900	Ingles Markets, Inc. – Class A	354,123

22,705	Innospec, Inc. (c)	1,964,891

43,700	Insight Enterprises, Inc. * (a) (c)	2,407,433

7,900	Integer Holdings Corp. *	712,343

18,700	Inter Parfums, Inc.	1,123,122

4,900	Interface, Inc.	71,491

35,300	International Bancshares Corp. (c)	1,203,730

16,200	INTL. FCStone, Inc. *	737,910

177,100	Investors Bancorp, Inc. (a)	1,866,634

26,600	iStar, Inc. (REIT) (a)	402,458

12,100	Johnson Outdoors, Inc. – Class A	755,161

7,800	Kelly Services, Inc. – Class A	129,558

10,100	Kimball Electronics, Inc. *	136,855

32,900	Kimball International, Inc. – Class B (a)	532,322

11,200	Knoll, Inc.	197,568

19,800	Koppers Holdings, Inc. *	432,828

14,300	La-Z-Boy, Inc.	409,695

319,100	Laredo Petroleum, Inc. * (a)	344,628

26,000	Laureate Education, Inc. – Class A *	486,200

3,000	LCNB Corp.	47,490

2,600	Leaf Group Ltd. *	6,838

17,700	Legg Mason, Inc. (a)	881,814

60,300	Liberty TripAdvisor Holdings, Inc. – Class A *	262,606

7,300	Macatawa Bank Corp.	70,372

15,400	Marchex, Inc. – Class B *	39,886

34	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	United States — continued

1,308	Marlin Business Services Corp.	25,715

19,200	Materion Corp. (c)	870,528

15,977	Matrix Service Co. *	193,002

25,000	MDC Holdings, Inc. (a)	983,500

53,400	MDC Partners Inc – Class A *	134,034

1,100	Mercantile Bank Corp.	31,559

81,200	Meritor, Inc. * (c)	1,842,428

200	MicroStrategy, Inc. – Class A *	27,032

4,800	Miller Industries, Inc.	142,608

23,400	Modine Manufacturing Co. *	174,564

29,200	Moog, Inc. – Class A	2,251,904

6,700	Movado Group, Inc. (a)	98,490

4,200	Mueller Industries, Inc. (a)	117,516

2,200	MutualFirst Financial, Inc.	73,700

600	NACCO Industries, Inc. – Class A	24,732

28,800	National CineMedia, Inc. (a)	221,472

21,100	National General Holdings Corp.	410,817

23,400	Navient Corp.	262,782

212,900	Newmark Group, Inc. – Class A (a)	2,033,195

10,500	NIC, Inc. (a)	192,045

1,600	Nicolet Bankshares, Inc. *	106,320

1,742	Northrim BanCorp, Inc.	60,883

74,800	Northwest Bancshares, Inc.	1,038,972

207,800	Office Depot, Inc.	488,330

67,500	OFG Bancorp	1,129,950

200	Oil-Dri Corp. of America	6,086

7,200	Olympic Steel, Inc.	86,760

16,306	Oppenheimer Holdings, Inc. – Class A	386,941

500	Orrstown Financial Services, Inc.	8,900

2,800	Park-Ohio Holdings Corp.	68,656

17,300	PC Connection, Inc. (a)	703,591

83,400	PDL BioPharma, Inc. * (a)	283,560

21,200	Penn Virginia Corp. * (a)	337,080

600	Penns Woods Bancorp, Inc.	18,096

68,400	PennyMac Financial Services, Inc. (a)	2,411,784

125,000	PennyMac Mortgage Investment Trust (REIT) (a)	2,587,500

3,500	Plexus Corp. *	232,225

28,400	PNM Resources, Inc. (a)	1,337,072

62,900	PolyOne Corp. (a)	1,557,404

27,700	Popular, Inc. (c)	1,329,046

30,800	Portland General Electric Co. (a) (c)	1,675,828

400	Preformed Line Products Co.	19,520

2,900	Premier Financial Bancorp, Inc.	48,285

42,900	Prestige Consumer Healthcare, Inc. * (a)	1,602,744

45,400	Progress Software Corp.	1,692,966

3,600	Protective Insurance Corp. – Class B	51,336

35,800	Qurate Retail, Inc. – Series A *	244,156

131,800	Radian Group, Inc.	2,799,432

19,200	Realogy Holdings Corp.	177,984

Shares	Description	Value ($)

	United States — continued

3,600	Regional Management Corp. *	92,340

2,600	Republic Bancorp, Inc. – Class A	92,924

26,200	Resources Connection, Inc.	328,286

3,665	Riverview Bancorp, Inc.	23,639

8,600	Rocky Brands, Inc.	209,410

2,100	RTI Surgical Holdings, Inc. * (a)	7,770

12,600	Ryerson Holding Corp. *	104,958

91,700	Sanmina Corp. * (c)	2,410,793

7,300	Scholastic Corp.	234,257

49,300	Schweitzer-Mauduit International, Inc. (a)	1,662,396

1,900	SeaSpine Holdings Corp. *	26,847

6,400	Semtech Corp. *	252,736

3,700	Seneca Foods Corp. – Class A *	128,464

26,600	Shoe Carnival, Inc.	795,606

8,500	Sierra Bancorp	202,470

2,500	SilverBow Resources, Inc. * (a)	7,025

8,700	SM Energy Co. (a)	57,159

48,700	Sonic Automotive, Inc. – Class A (c)	1,363,600

3,900	Sonos, Inc. *	45,006

500	Southern Missouri Bancorp, Inc.	16,410

1,200	SP Plus Corp. * (a)	43,812

13,600	SpartanNash Co.	169,048

41,200	Spok Holdings, Inc.	410,352

22,800	SPX Corp. *	956,004

2,700	Standard Motor Products, Inc.	118,800

4,000	Star Group LP	35,920

20,700	Steelcase, Inc. – Class A	335,754

9,700	Stepan Co. (c)	851,951

38,200	Stoneridge, Inc. * (c)	844,220

171,000	Summit Hotel Properties, Inc. (REIT) (c)	1,585,170

123,500	Sunstone Hotel Investors, Inc. (REIT) (c)	1,352,325

32,000	Sykes Enterprises, Inc. *	1,013,760

10,500	Systemax, Inc.	219,030

21,800	Talos Energy, Inc. * (a)	309,560

190,136	TEGNA, Inc. (c)	2,722,748

64,200	Telephone & Data Systems, Inc. (c)	1,292,988

4,500	Territorial Bancorp, Inc.	114,390

700	Timberland Bancorp, Inc.	16,275

2,700	TPG RE Finance Trust, Inc.	51,894

28,300	Tredegar Corp.	482,798

9,500	TRI Pointe Group, Inc. *	145,635

27,500	Tribune Publishing Co.	315,425

14,700	TriCo Bancshares	497,154

1,254	United Security Bancshares	10,860

4,200	Unitil Corp.	236,628

39,800	Universal Corp.	1,964,130

41,300	Universal Forest Products, Inc.	1,935,318

23,100	Vectrus, Inc. *	1,203,279

50,900	Vera Bradley, Inc. * (a)	420,434

5,600	Veritiv Corp. *	67,424

See accompanying notes to the financial statements.	35

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	United States — continued

3,200	Village Super Market, Inc. – Class A	65,760

3,253	Vishay Precision Group, Inc. *	89,360

9,200	Waddell & Reed Financial, Inc. – Class A	126,592

33,200	Walker & Dunlop, Inc. (c)	2,153,020

24,700	Warrior Met Coal, Inc. (a)	437,684

22,800	Waterstone Financial, Inc.	379,164

4,700	Weis Markets, Inc.	175,075

2,100	West Bancorporation, Inc.	42,945

10,400	Westwood Holdings Group, Inc.	263,952

3,900	Weyco Group, Inc.	85,566

500	Willis Lease Finance Corp. *	28,350

83,200	World Fuel Services Corp. (c)	2,352,896

7,300	Worthington Industries, Inc.	232,140

135,104	Xenia Hotels & Resorts, Inc. (REIT)	2,021,156

29,300	Xperi Corp.	503,667

25,500	Zumiez, Inc. *	676,515

	Total United States	141,590,519

	Vietnam — 0.0%

71,230	Kinh Bac City Development Share Holding Corp	43,163

9,640	PetroVietnam Gas JSC	31,804

76,970	PetroVietnam Power Corp *	32,886

100,200	PetroVietnam Technical Services Corp	65,096

7,210	Pha Lai Thermal Power JSC	8,604

14,680	Vinh Hoan Corp	19,704

	Total Vietnam	201,257

	TOTAL COMMON STOCKS (COST $1,446,929,957)	1,363,460,717

	PREFERRED STOCKS (e) — 1.2%

	Brazil — 0.3%

234,200	Banco do Estado do Rio Grande do Sul SA – Class B	950,543

186,000	Cia Paranaense de Energia – Class B	2,982,638

162,600	Petroleo Brasileiro SA	921,372

263,300	Telefonica Brasil SA	3,142,949

	Total Brazil	7,997,502

	Colombia — 0.0%

2,263	Banco Davivienda SA	27,008

114,152	Grupo Aval Acciones y Valores SA	47,033

	Total Colombia	74,041

	Germany — 0.1%

742	Draegerwerk AG & Co KGaA	47,823

11,083	Henkel AG & Co KGaA	1,032,570

3,684	Sixt SE	225,933

1,897	Villeroy & Boch AG	26,536

	Total Germany	1,332,862

Shares / Par Value†	Description	Value ($)

	Russia — 0.2%

18	AK Transneft PJSC	41,026

8,896	Bashneft PJSC	223,418

612,040	Sberbank of Russia PJSC	2,006,847

5,655,400	Surgutneftegas PJSC	2,777,879

	Total Russia	5,049,170

	South Korea — 0.6%

1,464	Hyundai Motor Co Ltd-Prf	80,061

2,278	Hyundai Motor Co Ltd-2nd Prf	141,062

38,616	LG Electronics Inc	763,151

366,139	Samsung Electronics Co Ltd	13,977,846

1,517	Samsung Electronics Co Ltd GDR (Registered)	1,462,115

	Total South Korea	16,424,235

	Taiwan — 0.0%

14,463	CTBC Financial Holding Co Ltd	31,665

	TOTAL PREFERRED STOCKS (COST $28,084,115)	30,909,475

	RIGHTS/WARRANTS — 0.0%

	South Korea — 0.0%

945	HDC Hyundai Development Co. - Class E *	2,167

	Spain — 0.0%

11,993	ACS Actividades de Construccion y Servicios SA *(a)	5,273

	TOTAL RIGHTS/WARRANTS (COST $5,828)	7,440

	INVESTMENT FUNDS — 1.0%

	United States — 1.0%

26,222	iShares Core MSCI Emerging Markets ETF	1,277,274

84,200	iShares Core S&P 500 ETF	24,915,622

	Total United States	26,192,896

	TOTAL INVESTMENT FUNDS (COST $29,670,522)	26,192,896

	DEBT OBLIGATIONS — 8.9%

	United States — 8.9%

	Asset-Backed Securities — 0.3%

141,609	AMMC CLO XIII Ltd., Series 13-13A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 2.75%, due 07/24/29	141,751

36	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

239,140	Apidos CLO XII, Series 13-12A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.43%, due 04/15/31	239,086

108,500	Apidos CLO XV, Series 13-15A, Class XRR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.42%, due 04/20/31	108,499

54,250	Ares XXXIIR CLO Ltd., Series 14-32RA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.29%, due 05/15/30	54,250

119,027	Atlas Senior Loan Fund III Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.29%, due 11/17/27	119,027

184,980	Atlas Senior Loan Fund XI Ltd., Series 18-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 2.54%, due 07/26/31	184,979

50,108	Avery Point III CLO Ltd., Series 13-3A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 2.94%, due 01/18/25	50,142

212,497	Avery Point IV CLO Ltd., Series 14-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 2.89%, due 04/25/26	212,672

303,608	Babson CLO Ltd., Series 14-IA, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 2.97%, due 07/20/25	303,836

130,200	Barings CLO Ltd., Series 18-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.43%, due 04/15/30	130,199

549,476	Bayview Commercial Asset Trust, Series 07-5A, Class A3, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 2.63%, due 10/25/37	547,235

230,625	Bayview Commercial Mortgage Pass-Through Trust, Series 06-SP1, Class M3, 144A, Variable Rate, 1 mo. LIBOR + 0.86%, 2.48%, due 04/25/36	230,579

81,375	BlueMountain CLO Ltd., Series 15-4A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 2.37%, due 04/20/30	81,374

54,250	BlueMountain CLO Ltd., Series 15-3A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.42%, due 04/20/31	54,250

57,058	Brookside Mill CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.44%, due 01/17/28	57,057

280,395	Canyon Capital CLO Ltd., Series 16-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 2.53%, due 07/15/31	280,392

123,918	Catamaran CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.40%, due 04/22/30	123,913

2,571,735	Crest G-Star LP, Series 01-1A, Class D, 144A, 9.00%, due 11/28/35	51,435

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

183,094	Crown Point CLO Ltd., Series 18-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.42%, due 04/20/31	183,092

71,978	CVP Cascade CLO-1 Ltd., Series 13-CLO1, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 2.99%, due 01/16/26	72,013

499,333	Elevation CLO Ltd, Series 16-5A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 2.59%, due 10/25/31	499,302

262,028	Galaxy XXVII CLO Ltd., Series 18-27A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.29%, due 05/16/31	262,021

131,799	Goldentree Loan Management US CLO 2 Ltd., Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.42%, due 11/28/30	131,794

144,571	Greywolf CLO V Ltd., Series 15-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.44%, due 01/27/31	144,565

107,415	ICG US CLO Ltd., Series 14-2A, Class XRR, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 2.38%, due 01/15/31	107,414

—	KeyCorp Student Loan Trust, Series 00-A, Class A2, Variable Rate, 3 mo. LIBOR + 0.32%, 2.00%, due 05/25/29	—

504,773	KeyCorp Student Loan Trust, Series 00-B, Class A2, Variable Rate, 3 mo. LIBOR + 0.31%, 2.10%, due 07/25/29	496,746

154,613	Kingsland VIII Ltd., Series 18-8A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 2.52%, due 04/20/31	154,611

283,955	LCM XVIII LP, Series 18A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.42%, due 04/20/31	283,952

176,094	LCM XXV Ltd., Series 25,A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 2.77%, due 07/20/30	176,238

119,241	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class M2, 144A, Variable Rate, 1 mo. LIBOR + 0.43%, 2.06%, due 04/25/31	119,001

746,908	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-2A, Class 1A3, 144A, Variable Rate, 1 mo. LIBOR + 0.27%, 1.90%, due 06/25/37	739,301

455,700	Madison Park Funding XIII Ltd., Series 14-13A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.42%, due 04/19/30	455,683

247,836	Mountain View CLO LLC, Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.49%, due 01/16/31	247,390

See accompanying notes to the financial statements.	37

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

84,569	Mountain View CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 2.60%, due 10/12/30	84,476

182,344	Silvermore CLO Ltd., Series 14-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.17%, 2.86%, due 05/15/26	182,464

462,933	Telos CLO Ltd., Series 14-5A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 2.59%, due 04/17/28	462,928

404,799	Telos CLO Ltd., Series 13-4A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 2.59%, due 01/17/30	404,794

175,925	TICP CLO I-2 Ltd., Series 18-IA, Class X,, 144A, Variable Rate,, 3 mo. LIBOR + 0.63%, 2.42%, due 04/26/28	175,926

262,463	Velocity Commercial Capital Loan Trust, Series 17-1, Class AFL, 144A, Variable Rate, 1 mo. LIBOR + 1.25%, 2.88%, due 05/25/47	262,554

152,050	Velocity Commercial Capital Loan Trust, Series 17-1, Class AFX, 144A, Variable Rate, 3.00%, due 05/25/47	152,340

51,538	Voya CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.63%, 2.45%, due 04/18/31	51,537

	Total Asset-Backed Securities	8,820,818

	U.S. Government — 8.6%

2,196,000	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (f)	2,262,000

23,382,462	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/26 (f)	24,686,764

21,078,060	U.S. Treasury Inflation Indexed Bond, 0.38%, due 01/15/27 (f)	22,047,714

23,596,181	U.S. Treasury Inflation Indexed Bond, 0.50%, due 01/15/28 (f)	25,029,885

27,539,968	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (c) (f)	31,891,057

4,868,026	U.S. Treasury Inflation Indexed Bond, 0.75%, due 07/15/28 (f)	5,304,224

31,736,187	U.S. Treasury Inflation Indexed Bond, 0.88%, due 01/15/29 (f)	34,946,752

22,382,778	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (f)	27,889,791

7,500,000	U.S. Treasury Note, 1.38%, due 04/30/21	7,525,781

15,300,000	U.S. Treasury Note, 1.13%, due 06/30/21	15,322,113

25,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.15%, 1.66%, due 01/31/22	24,994,672

	Total U.S. Government	221,900,753

	Total United States	230,721,571

	TOTAL DEBT OBLIGATIONS (COST $221,282,025)	230,721,571

	Par Value† / Shares	Description	Value ($)

		MUTUAL FUNDS — 28.8%

		United States — 28.8%

		Affiliated Issuers — 28.8%

	3,249,428	GMO Emerging Country Debt Fund, Class IV	88,839,361

	9,099,602	GMO Emerging Markets Fund, Class VI	277,719,859

	6,668,744	GMO Opportunistic Income Fund, Class VI	174,387,661

	3,846,237	GMO SGM Major Markets Fund, Class VI	119,656,426

	4,977,016	GMO Special Opportunities Fund, Class VI	81,623,064

	368,335	GMO U.S. Treasury Fund (g)	1,849,041

		TOTAL MUTUAL FUNDS (COST $740,395,493)	744,075,412

		SHORT-TERM INVESTMENTS — 8.8%

		Foreign Government Obligations — 3.0%

JPY	2,000,000,000	Japan Treasury Discount Bill, Zero Coupon, due 04/27/20	18,546,183

JPY	3,200,000,000	Japan Treasury Discount Bill, Zero Coupon, due 05/11/20	29,675,863

JPY	3,250,000,000	Japan Treasury Discount Bill, Zero Coupon, due 05/18/20	30,140,637

		TOTAL FOREIGN GOVERNMENT OBLIGATIONS (COST $76,957,052)	78,362,683

		Money Market Funds — 0.2%

	5,209,764	State Street Institutional Treasury Money Market Fund – Premier Class, 1.50% (h)	5,209,764

		TOTAL MONEY MARKET FUNDS (COST $5,209,764)	5,209,764

		Repurchase Agreements — 5.6%

	144,999,384	Nomura Securities International, Inc. Repurchase Agreement, dated 02/28/20, maturing on 03/02/20 with a maturity value of $145,018,234 and an effective yield of 1.56%, collateralized by a U.S. Treasury Note with maturity date 05/15/25 and a market value of $147,934,740.	144,999,384

		TOTAL REPURCHASE AGREEMENTS (COST $144,999,384)	144,999,384

		TOTAL SHORT-TERM INVESTMENTS (COST $227,166,200)	228,571,831

		TOTAL INVESTMENTS — 101.5% (Cost $2,693,534,140)	2,623,939,342

38	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (1.3)%

	Common Stocks — (1.3)%

	Austria — (0.1)%

(12,333)	ANDRITZ AG	(436,436)

(10,387)	IMMOFINANZ AG *	(267,566)

(1,601)	Schoeller-Bleckmann Oilfield Equipment AG	(65,352)

(58,852)	voestalpine AG	(1,281,485)

	Total Austria	(2,050,839)

	Brazil — (0.1)%

(82,200)	Pagseguro Digital Ltd – Class A *	(2,578,614)

(5,800)	StoneCo Ltd – Class A *	(231,362)

	Total Brazil	(2,809,976)

	Canada — (0.0)%

(65,200)	AltaGas Ltd	(974,903)

	Denmark — (0.1)%

(323)	AP Moller – Maersk A/S – Class A	(306,295)

(926)	AP Moller – Maersk A/S – Class B	(934,436)

(18,399)	Chr Hansen Holding A/S	(1,326,450)

(13,862)	Jyske Bank A/S (Registered) *	(477,419)

(5,175)	Sydbank A/S	(95,750)

	Total Denmark	(3,140,350)

	Finland — (0.0)%

(20,518)	Metsa Board Oyj	(118,175)

(111,557)	Nokia Oyj	(426,264)

(8,395)	Nokian Renkaat Oyj	(219,741)

(5,489)	Wartsila Oyj Abp	(57,388)

	Total Finland	(821,568)

	France — (0.1)%

(98,597)	ArcelorMittal SA	(1,404,014)

(32,341)	Electricite de France SA	(453,953)

	Total France	(1,857,967)

	Germany — (0.2)%

(435,590)	Deutsche Bank AG (Registered) *	(3,824,257)

(20,800)	QIAGEN NV *	(746,720)

(36,720)	Telefonica Deutschland Holding AG	(96,617)

(26,531)	thyssenkrupp AG *	(260,145)

	Total Germany	(4,927,739)

	Israel — (0.1)%

(10,100)	Wix.com Ltd *	(1,353,703)

	Italy — (0.0)%

(310,079)	Saipem SPA *	(1,184,829)

Shares	Description	Value ($)

	Common Stocks — continued

	Japan — (0.3)%

(13,100)	Coca-Cola Bottlers Japan Holdings Inc	(302,139)

(1,600)	CyberAgent Inc	(60,592)

(2,000)	Hitachi Metals Ltd	(28,809)

(6,600)	IHI Corp	(137,225)

(33,100)	Japan Lifeline Co Ltd *	(403,341)

(98,200)	JGC Holding Corp *	(1,187,124)

(1,800)	JINS Holdings Inc *	(110,120)

(24,600)	Kansai Paint Co Ltd	(533,774)

(20,500)	Keikyu Corp	(309,259)

(11,100)	Kobe Steel Ltd *	(40,854)

(33,300)	Kyushu Electric Power Co Inc	(241,067)

(2,900)	Maruichi Steel Tube Ltd	(70,042)

(4,600)	Mitsubishi Materials Corp	(104,356)

(65,200)	Mitsui OSK Lines Ltd *	(1,343,018)

(71,100)	Nippon Yusen KK	(1,011,274)

(2,100)	Odakyu Electric Railway Co Ltd	(40,358)

(205,600)	Orient Corp *	(254,242)

(46,500)	Yamato Holdings Co Ltd	(734,105)

	Total Japan	(6,911,699)

	Luxembourg — (0.0)%

(6,300)	Intelsat SA *	(24,318)

	Netherlands — (0.1)%

(14,700)	InterXion Holding NV *	(1,247,883)

(5,220)	Just Eat Takeaway *	(456,091)

	Total Netherlands	(1,703,974)

	Norway — (0.0)%

(4,082)	Borr Drilling Ltd *	(8,748)

(12,133)	Wallenius Wilhelmsen ASA	(22,846)

	Total Norway	(31,594)

	Singapore — (0.0)%

(134,600)	Singapore Post Ltd	(76,190)

	Spain — (0.1)%

(35,181)	Cellnex Telecom SA	(1,715,223)

	Sweden — (0.0)%

(3,000)	Spotify Technology SA *	(411,360)

(16,418)	Tele2 AB-Class B	(239,016)

	Total Sweden	(650,376)

	Switzerland — (0.0)%

(1,089)	Dufry AG (Registered)	(79,918)

	United Kingdom — (0.1)%

(2,988)	Dechra Pharmaceuticals Plc	(102,600)

(6,500)	Farfetch Ltd – Class A *	(72,605)

See accompanying notes to the financial statements.	39

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	Common Stocks — continued

	United Kingdom — continued

(358,179)	G4S Plc	(793,077)

(58)	Mediclinic International Plc	(256)

(220,429)	Melrose Industries Plc	(609,622)

(21,519)	Weir Group Plc (The)	(363,469)

	Total United Kingdom	(1,941,629)

	TOTAL COMMON STOCKS (PROCEEDS $33,694,658)	(32,256,795)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $33,694,658)	(32,256,795)

	Other Assets and Liabilities (net) — (0.2%)	(7,752,893)

	TOTAL NET ASSETS — 100.0%	$2,583,929,654

A summary of outstanding financial instruments at February 29, 2020 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
04/27/2020	MSCI	JPY	2,000,000,000	USD	18,275,719	(319,729)
05/11/2020	BCLY	JPY	3,200,000,000	USD	29,273,836	(498,324)
05/18/2020	BCLY	JPY	3,250,000,000	USD	29,732,243	(514,653)

						$(1,332,706)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
969	S&P 500 E-Mini	March 2020	142,980,795	8,769,546

+	Buys - Fund is long the futures.
Sales - Fund is short the futures contract. contract.

Written Options

Equity Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value ($)
Index Options — Puts

S&P 500 Index	2,950.00	03/06/230	(57)	USD (16,839,054)	(461,130)

S&P 500 Index	2,950.00	03/13/20	(57)	USD (16,839,054)	(576,840)

S&P 500 Index	2,950.00	03/20/20	(57)	USD (16,839,054)	(615,600)

		Total Equity Options — Puts			(1,653,570)

		TOTAL WRITTEN OPTIONS (Premiums $(1,680,929))			(1,653,570)

Reverse Repurchase Agreements

Average balance outstanding	$(13,875,000)

Average interest rate (net)	(2.59)%

Maximum balance outstanding	$(13,875,000)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements. The Fund had no reverse repurchase agreements at the end of the year.

40	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2020

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on iShares Core S&P 500 ETF	1 Month USD LIBOR plus a spread of 0.23%	GS	USD	14,932,865	03/10/2020	At Maturity	—	1,779,063	1,779,063
Total Return on iShares Core S&P 500 ETF	1 Month USD LIBOR plus a spread of 0.23%	GS	USD	5,006,250	03/11/2020	At Maturity	—	572,080	572,080
Total Return on iShares Core S&P 500 ETF	1 Month USD LIBOR plus a spread of 0.21%	GS	USD	4,983,300	03/16/2020	At Maturity	—	637,028	637,028
Total Return on iShares Core S&P 500 ETF	1 Month USD LIBOR plus a spread of 0.20%	GS	USD	3,398,800	03/23/2020	At Maturity	—	440,916	440,916
Total Return on Equity Basket(i)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	1,735,392	05/18/2020	Monthly	—	115,851	115,851
Total Return on Equity Basket(i)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	4,372,242	05/18/2020	Monthly	—	446,523	446,523
Total Return on Equity Basket(i)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	1,603,834	05/18/2020	Monthly	—	165,144	165,144
Total Return on Equity Basket(i)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	5,181,268	05/18/2020	Monthly	—	105,959	105,959
Total Return on Equity Basket(i)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	258,686	05/18/2020	Monthly	—	7,841	7,841
Total Return on Equity Basket(i)	1 Month Federal Funds Rate minus 1.75%	MORD	USD	4,506,179	05/18/2020	Monthly	—	509,538	509,538
Depreciation of Total Return on CSI 500 Net Total Return Index + (1 Month USD LIBOR minus 5.70%)	Appreciation on Total Return on CSI 500 Index	GS	USD	1,746,073	12/07/2020	Monthly	—	47,179	47,179

							$—	$4,827,122	$4,827,122

As of February 29, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)	Securities are traded on separate exchanges for the same entity.

(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(f)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).

(g)	All or a portion of this security is purchased with collateral from securities loaned.

(h)	The rate disclosed is the 7 day net yield as of February 29, 2020.

(i)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 120.

See accompanying notes to the financial statements.	41

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO Global Asset Allocation Fund returned +4.12% (net) for the fiscal year ended February 29, 2020, as compared with +6.88% for the Fund’s benchmark, the GMO Global Asset Allocation Index (65% MSCI ACWI and 35% Bloomberg Barclays U.S. Aggregate Index).

The Fund’s underweight in equities, compared to the benchmark, had a small positive impact on performance, but this was more than offset by the bias away from the decently performing U.S. market towards emerging markets, which had negative performance. Despite it being a challenging environment for a valuation-driven approach to investing, stock selection was strong in emerging markets and developed ex-U.S. markets. In emerging markets, an overweight position in Russia was helpful for much of 2019 and the Fund also benefited from an overweight to Taiwan. Strong selection in developed ex-U.S. equities was driven by an excellent performance in the U.K., which was led by a recovery in the Fund’s holdings in house builders when the Brexit impasse ended.

The Fund’s exposure to alternative strategies detracted from relative performance, as they did not manage to keep up with the return generated by the Fund’s benchmark. The underweight to fixed income was detrimental to performance as the asset class did extremely well, and performance within fixed income had little compensatory impact. The Fund’s exposure to cash/cash plus detracted modestly from relative performance.

Because some of the securities and instruments held directly or indirectly by the Fund had either a negative fair value adjustment at the beginning of the fiscal year or a positive fair value adjustment at the end of the year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

42

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Global Asset Allocation Fund Class III Shares, the GMO Global Asset Allocation Index, the MSCI

ACWI and the Bloomberg Barclays U.S. Aggregate Index

As of February 29, 2020

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 29, 2020. All information is unaudited. Performance for classes may very due to different fees.

* The GMO Global Asset Allocation Index is comprised of 65% MSCI ACWI (All Country World Index) and 35% Bloomberg Barclays U.S. Aggregate Index. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

43

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	54.1%
Debt Obligations	27.1
Short-Term Investments	8.9
Mutual Funds	5.8
Investment Funds	4.5
Preferred Stocks	0.8
Swap Contracts	0.4
Futures Contracts	0.1
Purchased Options	0.1
Loan Participations	0.0 ^
Rights/Warrants	0.0 ^
Loan Assignments	0.0 ^
Forward Currency Contracts	(0.1)
Written/Credit Linked Options	(0.5)
Securities Sold Short	(1.0)
Other	(0.2)

100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
United States	11.4%
Canada	6.1
Other Emerging	4.0 †
Other Developed	0.1 ‡
European Union	(0.4)#

21.2%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
United States	17.9%
China	8.2
Japan	5.0
United Kingdom	4.8
Other Emerging	4.0 †
Taiwan	3.8
Other Developed	3.8 ‡
Russia	3.2
France	2.2
Netherlands	1.7
Switzerland	1.5
Spain	1.4
Italy	1.4
Germany	1.3
Singapore	1.2

61.4%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The table is not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the table may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

#	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

^	Rounds to 0.0%.

44

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2020

Shares / Par Value†	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

8,371,345	GMO Alternative Allocation Fund, Class VI	162,822,665

5,385,204	GMO Asset Allocation Bond Fund, Class VI	122,351,825

10,523,507	GMO Core Plus Bond Fund, Class IV	234,253,275

2,095,057	GMO Emerging Country Debt Fund, Class IV	57,278,855

10,052,662	GMO Emerging Markets Fund, Class VI	306,807,240

18,720,414	GMO International Equity Fund, Class IV	375,344,309

1,279,930	GMO Opportunistic Income Fund, Class VI	33,470,164

1,294,515	GMO Quality Fund, Class VI	29,476,103

1,227,677	GMO Risk Premium Fund, Class VI	31,514,461

9,915,131	GMO U.S. Equity Fund, Class VI	116,800,239

4,786,291	GMO U.S. Small Cap Value Fund, Class VI	86,440,407

144,592	GMO U.S. Treasury Fund	725,851

	TOTAL MUTUAL FUNDS (COST $1,601,912,821)	1,557,285,394

	DEBT OBLIGATIONS — 0.0%

	Asset-Backed Securities — 0.0%

24,530	ACE Securities Corp Home Equity Loan Trust, Series 06-ASL1, Class A,Variable Rate, 1 mo. LIBOR + 0.28%, 1.91%, due 02/25/36	9,702

13,859	GMACM Home Equity Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + 0.50%, 2.13%, due 10/25/34	13,006

14,573	Mellon Re-REMIC Pass-Through Trust, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + 0.25%, 1.87%, due 02/26/34	13,897

	TOTAL DEBT OBLIGATIONS (COST $35,734)	36,605

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

47,364	State Street Institutional Treasury Money Market Fund – Premier Class, 1.50%(a)	47,364

	TOTAL SHORT-TERM INVESTMENTS (COST $47,364)	47,364

	TOTAL INVESTMENTS — 100.0% (Cost $1,601,995,919)	1,557,369,363

	Other Assets and Liabilities (net) — 0.00%	40,695

	TOTAL NET ASSETS — 100.0%	$1,557,410,058

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate disclosed is the 7 day net yield as of February 29, 2020.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 120.

See accompanying notes to the financial statements.	45

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO Global Developed Equity Allocation Fund returned +2.87% (net) for the fiscal year ended February 29, 2020, as compared with +4.63% for the Fund’s benchmark, the MSCI World Index.

The Fund’s underweight to the U.S. market and overweight to emerging markets were the largest detractors from performance relative to the benchmark. Despite it being a challenging environment for a valuation-driven approach to investing, stock selection was strong in emerging markets and developed ex-U.S. markets. In emerging markets, an overweight position in Russia was helpful for much of 2019 and the Fund also benefited from an overweight to Taiwan. Strong selection in developed ex-U.S. equities was driven by an excellent performance in the U.K., which was led by a recovery in the Fund’s holdings in house builders when the Brexit impasse ended.

Stock selection within the U.S. proved challenging, and this was primarily due to an explicit allocation to small cap value stocks, which performed very poorly compared to the broad U.S. market at the start of 2020.

Because some of the securities and instruments held directly or indirectly by the Fund had either a negative fair value adjustment at the beginning of the fiscal year or a positive fair value adjustment at the end of the year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

46

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Global Developed Equity Allocation Fund Class III Shares and the MSCI World Index

As of February 29, 2020

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 29, 2020. All information is unaudited.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

47

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	87.1%
Mutual Funds	9.2
Short-Term Investments	2.2
Preferred Stocks	0.4
Debt Obligations	0.3
Investment Funds	0.3
Swap Contracts	0.0 ^
Rights/Warrants	0.0 ^
Futures Contracts	(0.2)
Other	0.7

100.0%

Country/Region Summary¤	% of Investments
United States	38.2%
Japan	10.4
United Kingdom	10.2
France	4.8
China	4.4
Switzerland	3.8
Netherlands	3.2
Spain	3.0
Germany	2.9
Italy	2.7
Taiwan	2.4
Other Emerging	2.3 †
Singapore	2.1
Sweden	2.0
Australia	1.7
Russia	1.7
Portugal	1.6
Other Developed	1.5 ‡
Hong Kong	1.1

100.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.0%.

48

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.9%

	Affiliated Issuers — 99.9%

249,301	GMO Emerging Markets Fund, Class VI	7,608,658

1,804,567	GMO International Equity Fund, Class IV	36,181,574

404,677	GMO Quality Fund, Class VI	9,214,489

1,152,106	GMO U.S. Equity Fund, Class VI	13,571,810

374,866	GMO U.S. Small Cap Value Fund, Class VI	6,770,087

	TOTAL MUTUAL FUNDS (COST $73,890,891)	73,346,618

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

67,524	State Street Institutional Treasury Money Market Fund – Premier Class, 1.50% (a)	67,524

	TOTAL SHORT-TERM INVESTMENTS (COST $67,524)	67,524

	TOTAL INVESTMENTS — 100.0% (Cost $73,958,415)	73,414,142

	Other Assets and Liabilities (net) — (0.0%)	(31,252)

	TOTAL NET ASSETS — 100.0%	$73,382,890

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of February 29, 2020.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 120.

See accompanying notes to the financial statements.	49

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC. Specific security selection is primarily handled by other GMO investment teams in collaboration with the Asset Allocation team.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO Global Equity Allocation Fund returned +2.36% (net) for the fiscal year ended February 29, 2020, as compared with +3.89% for the Fund’s benchmark, the MSCI All Country World Index (“ACWI”).

The Fund’s underweight to the U.S. market and overweight to emerging markets were the largest detractors from performance relative to the benchmark. Despite it being a challenging environment for a valuation-driven approach to investing, stock selection was strong in emerging markets and developed ex-U.S. markets. In emerging markets, an overweight position in Russia was helpful for much of 2019 and the Fund also benefited from an overweight to Taiwan. Strong selection in developed ex-U.S. equities was driven by an excellent performance in the U.K., which was led by a recovery in the Fund’s holdings in house builders when the Brexit impasse ended.

Stock selection within the U.S. proved challenging, and this was primarily due to an explicit allocation to small cap value stocks, which performed very poorly compared to the broad U.S. market at the start of 2020.

Because some of the securities and instruments held directly or indirectly by the Fund had either a negative fair value adjustment at the beginning of the fiscal year or a positive fair value adjustment at the end of the year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

50

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Global Equity Allocation Fund Class III Shares and the MSCI ACWI

As of February 29, 2020

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 29, 2020. All information is unaudited.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

51

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	85.8%
Mutual Funds	9.4
Short-Term Investments	2.0
Preferred Stocks	1.1
Investment Funds	0.8
Debt Obligations	0.4
Swap Contracts	0.0 ^
Rights/Warrants	0.0 ^
Futures Contracts	(0.2)
Other	0.7

100.0%

Country/Region Summary¤	% of Investments
United States	27.9%
China	11.9
United Kingdom	8.9
Japan	8.8
Taiwan	5.8
Russia	4.5
France	4.0
Other Emerging	3.5 †
Switzerland	3.4
Netherlands	2.7
Germany	2.6
Spain	2.5
Italy	2.3
Other Developed	2.2 ‡
Singapore	2.0
Sweden	1.7
Australia	1.5
Korea	1.4
Portugal	1.3
Poland	1.1

100.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated wit investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each repress between (1.0)% and 1.0% of Investments.

^	Rounds to 0.0%.

52

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

13,282,771	GMO Emerging Markets Fund, Class VI	405,390,168

30,339,302	GMO International Equity Fund, Class IV	608,303,007

8,680,771	GMO Quality Fund, Class VI	197,661,153

9,091,188	GMO U.S. Equity Fund, Class VI	107,094,199

7,596,170	GMO U.S. Small Cap Value Fund, Class VI	137,186,837

	TOTAL MUTUAL FUNDS (COST $1,554,832,685)	1,455,635,364

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

485,493	State Street Institutional Treasury Money Market Fund – Premier Class, 1.50%(a)	485,493

	TOTAL SHORT-TERM INVESTMENTS (COST $485,493)	485,493

	TOTAL INVESTMENTS — 100.0% (Cost $1,555,318,178)	1,456,120,857

	Other Assets and Liabilities (net) — (0.0%)	(57,107)

	TOTAL NET ASSETS — 100.0%	$1,456,063,750

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of February 29, 2020.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 120.

See accompanying notes to the financial statements.	53

GMO Implementation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC. Allocations among asset classes are made by the Asset Allocation team and specific security selection is primarily handled by other GMO investment teams in collaboration with the Asset Allocation team.

Management Discussion and Analysis of Fund Performance

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the Consumer Price Index (“CPI”) is included for comparative purposes only.

GMO Implementation Fund returned +0.25% (net) for the fiscal year ended February 29, 2020, as compared with +2.35% for the CPI.

The Fund’s exposure to equities, particularly the bias away from the decently performing U.S. market towards emerging markets, which had negative performance, was a primary driver of the modest performance. Fixed income strategies were additive to performance, with the most notable contributions coming from the TIPS exposure. The cash and short duration bond holdings had a marginal positive impact on performance. Within alternative strategies, Event-Driven had a positive impact on performance, but the long U.S. Small Cap Value versus short S&P 500 position was the biggest individual detractor.

Because some of the securities and instruments held directly or indirectly by the Fund had either a negative fair value adjustment at the beginning of the fiscal year or a positive fair value adjustment at the end of the year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

54

GMO Implementation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Implementation Fund, the Consumer Price Index and the Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index

As of February 29, 2020

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 29, 2020. All information is unaudited.

55

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary (a)

February 29, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	70.2%
Debt Obligations	16.3
Short-Term Investments	10.6
Investment Funds	3.1
Preferred Stocks	1.4
Swap Contracts	0.5
Futures Contracts	0.4
Purchased Options	0.1
Mutual Funds	0.1
Rights/Warrants	0.0 ^
Reverse Repurchase Agreements	0.0 ^
Forward Currency Contracts	(0.1)
Written Options	(0.3)
Securities Sold Short	(3.5)
Other	1.2

100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
Canada	5.9%
United States	1.6
Other Developed	0.2 ‡
Other Emerging	0.2 †
United Kingdom	(2.4)

5.5%

Country/Region Summary¤	Equity Investments % of Total Net Assets
China	13.2%
United States	13.1
Taiwan	5.4
Other Developed	5.2 ‡
Japan	5.1
United Kingdom	4.4
Russia	4.1
South Korea	3.3
Other Emerging	2.7 †
France	2.1
Netherlands	2.0
Brazil	1.7
Italy	1.6
Canada	1.5
Spain	1.4
India	1.3
Singapore	1.2
South Africa	1.2
Poland	1.0

71.5%

Industry Group Summary	% of Equity Investments#
Banks	13.6%
Capital Goods	7.7
Materials	7.6
Technology Hardware & Equipment	6.9
Energy	5.8
Utilities	5.4
Real Estate	4.9
Sciences	4.8
Retailing	4.5
Equipment	4.3
Insurance	3.8
Consumer Durables & Apparel	3.7
Diversified Financials	3.5
Food, Beverage & Tobacco	3.4
Automobiles & Components	3.4
Telecommunication Services	2.9
Software & Services	2.6
Commercial & Professional Services	2.5
Media & Entertainment	1.9
Transportation	1.8
Food & Staples Retailing	1.5
Health Care Equipment & Services	1.3
Consumer Services	1.2
Household & Personal Products	1.0
Specialized Finance	0.0 ^

100.0%

(a)	GMO Implementation SPC Ltd. is a 100% owned subsidiary of GMO Implementation Fund. As such, the holdings of GMO Implementation SPC Ltd. have been included with GMO Implementation Fund.

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The table is not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the table may not total to 100%.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

56

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	COMMON STOCKS — 70.2%

	Argentina — 0.0%

131,900	Banco BBVA Argentina SA ADR	531,557

67,100	Banco Macro SA ADR	1,944,558

	Total Argentina	2,476,115

	Australia — 0.8%

677,857	Accent Group Ltd	735,123

198,666	Adairs Ltd	316,123

116,735	Alliance Aviation Services Ltd	179,987

181,934	Appen Ltd (a)	2,518,034

295,523	Asaleo Care Ltd *	203,097

120,522	Austal Ltd	278,337

1,438,689	Australian Pharmaceutical Industries Ltd	1,127,603

113,567	Aventus Group (REIT)	210,216

728,994	Beach Energy Ltd	861,724

166,683	Brickworks Ltd	1,967,713

170,079	Caltex Australia Ltd	3,657,647

149,626	Charter Hall Retail (REIT)	463,200

111,956	Codan Ltd	526,804

293,105	CSR Ltd	810,863

2,927,537	Fortescue Metals Group Ltd	19,554,108

472,963	GDI Property Group (REIT)	460,479

571,134	Genworth Mortgage Insurance Australia Ltd (a)	1,206,269

347,174	Harvey Norman Holdings Ltd (a)	848,498

92,940	JB Hi-Fi Ltd (a)	2,247,493

766	Macquarie Group Ltd	68,108

1,005,988	Mount Gibson Iron Ltd	454,907

620,576	New Hope Corp Ltd (a)	589,487

260,140	Rio Tinto Ltd	14,948,893

288,828	Sandfire Resources NL	811,585

743,788	Southern Cross Media Group Ltd	337,127

48,836	Super Retail Group Ltd (a)	261,268

206,102	Tassal Group Ltd	520,945

38,022	Virtus Health Ltd	103,314

800,352	Viva Energy (REIT)	1,419,082

	Total Australia	57,688,034

	Austria — 0.0%

20,243	FACC AG (a)	200,085

7,001	POLYTEC Holding AG (a)	49,260

29,352	Vienna Insurance Group AG Wiener Versicherung Gruppe	713,873

	Total Austria	963,218

	Belgium — 0.2%

74,471	Ageas	3,465,048

389,955	AGFA-Gevaert NV *	1,736,361

Shares	Description	Value ($)

	Belgium — continued

4,684	Barco NV	1,007,096

1,106	Sipef NV * (a)	55,683

86,015	UCB SA	7,963,777

	Total Belgium	14,227,965

	Brazil — 1.5%

453,700	Atacadao SA	2,099,120

446,600	Banco do Brasil SA	4,679,817

1,319,000	Banco Santander Brasil SA	11,756,824

1,318,539	Cia de Saneamento Basico do Estado de Sao Paulo	17,322,428

51,600	Cia de Saneamento Basico do Estado de Sao Paulo ADR	672,348

106,200	Cia Paranaense de Energia	1,862,579

596,800	Cia Siderurgica Nacional SA	1,492,033

217,700	Hypera SA	1,669,785

32,300	Instituto Hermes Pardini SA	207,658

5,590,800	JBS SA	28,379,695

54,800	JSL SA	339,689

194,400	Mahle-Metal Leve SA	1,171,556

376,000	MRV Engenharia e Participacoes SA	1,638,731

4,523,900	Petrobras Distribuidora SA	26,403,495

309,300	Petroleo Brasileiro SA Sponsored ADR	3,742,530

305,800	TIM Participacoes SA	1,103,011

518,700	Tupy SA	2,539,042

	Total Brazil	107,080,341

	Canada — 1.6%

169,800	AGF Management Ltd – Class B	771,674

14,600	Bank of Nova Scotia (The)	763,801

111,100	Bausch Health Cos Inc *	2,461,623

97,100	Bird Construction Inc	423,920

50,848	BRP Inc	2,084,683

69,200	Canaccord Genuity Group Inc	258,292

82,600	Canfor Pulp Products Inc	440,000

21,300	Cascades Inc	173,129

89,000	Celestica Inc *	560,954

57,100	Centerra Gold Inc *	360,743

14,400	CGI Inc *(b)	1,011,782

6,100	CGI Inc *(b)	429,501

33,000	Cogeco Communications Inc	2,611,481

17,500	Cogeco Inc *	1,201,304

52,100	Dundee Precious Metals Inc *	203,781

101,700	Enbridge Inc	3,806,631

94,400	Enerflex Ltd	520,440

100	Equitable Group Inc	6,638

6,600	Exco Technologies Ltd	36,977

139,200	First Majestic Silver Corp * (a)	1,050,546

115,500	Fortuna Silver Mines Inc *(b)	340,725

See accompanying notes to the financial statements.	57

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	Canada — continued

100,900	Fortuna Silver Mines Inc * (a)(b)	295,427

5,400	Franco-Nevada Corp	579,728

2,400	Home Capital Group Inc *	50,870

123,500	iA Financial Corp Inc	5,878,499

17,600	IGM Financial Inc	469,290

45,900	Labrador Iron Ore Royalty Corp	666,144

23,900	Magna International Inc (b)	1,087,764

6,100	Magna International Inc (b)	279,502

59,600	Martinrea International Inc	510,635

20,100	Morguard North American Residential Real Estate Investment Trust	285,121

21,000	Real Matters Inc *	212,621

14,300	Reitmans Canada Ltd – Class A	7,990

342,000	Rogers Sugar Inc (a)	1,258,692

432,700	Royal Bank of Canada	32,178,889

95,400	Russel Metals Inc (a)	1,400,171

978,300	Stars Group Inc (The) * (c)	22,451,985

197,400	Sun Life Financial Inc (a) (b)	8,528,386

148,500	Sun Life Financial Inc (a) (b)	6,421,140

11,000	TC Energy Corp (a)	575,850

13,800	Teekay Tankers Ltd – Class A *	228,390

52,200	Teranga Gold Corp *	269,118

171,400	Toronto-Dominion Bank (The)	8,816,134

79,200	Transat AT Inc *	874,460

46,320	Transcontinental Inc – Class A	559,740

20,400	Wajax Corp	200,162

31,200	Westshore Terminals Investment Corp (a)	327,516

	Total Canada	113,932,849

	Chile — 0.1%

211,115	Aguas Andinas SA – Class A	72,533

564,593	Banco de Chile	49,874

15,951,108	Enel Americas SA	2,695,384

797,100	Enel Americas SA ADR	6,855,060

16,798	Inversiones La Construccion SA	126,450

59,897	Parque Arauco SA	123,994

	Total Chile	9,923,295

	China — 13.3%

5,226,000	361 Degrees International Ltd	952,317

994,000	7Road Holdings Ltd *	363,704

46,000	AAC Technologies Holdings Inc	307,147

11,909,000	Agile Group Holdings Ltd	17,026,983

7,999,300	Agricultural Bank of China Ltd – Class A	3,929,002

82,713,000	Agricultural Bank of China Ltd – Class H	33,563,853

225,400	Alibaba Group Holding Ltd Sponsored ADR *(a)	46,883,200

794,000	Angang Steel Co Ltd – Class H	269,904

Shares	Description	Value ($)

	China — continued

883,782	Anhui Conch Cement Co Ltd – Class A	7,040,902

6,876,000	Anhui Conch Cement Co Ltd – Class H	51,495,647

555,072	Anhui Expressway Co Ltd – Class A	415,605

10,000	ANTA Sports Products Ltd	81,607

198,000	Asia Cement China Holdings Corp	267,489

18,722,000	BAIC Motor Corp Ltd – Class H	9,313,171

88,788,000	Bank of China Ltd – Class H	35,483,216

46,295,000	Bank of Communications Co Ltd – Class H	30,123,762

402,000	Beijing Capital International Airport Co Ltd – Class H	316,545

384,000	Beijing Enterprises Water Group Ltd *	180,856

3,209,375	Beijing North Star Co Ltd – Class A	1,277,839

18,000	Central China Real Estate Ltd	10,786

1,000	CGN Power Co Ltd – Class H	246

19,600	Changyou.com Ltd ADR	210,896

5,813,000	China Cinda Asset Management Co Ltd – Class H	1,232,671

27,123,000	China CITIC Bank Corp Ltd – Class H	14,210,162

200	China Communications Construction Co Ltd – Class A	253

12,430,000	China Communications Services Corp Ltd – Class H	9,766,617

16,124,203	China Construction Bank Corp – Class A	15,124,731

27,432,000	China Construction Bank Corp – Class H	22,555,446

5,865,000	China Everbright Bank Co Ltd – Class H	2,369,750

47,200	China Gas Holdings Ltd	175,384

3,659,000	China Greenfresh Group Co Ltd *	103,520

1,300,000	China Huarong Asset Management Co Ltd – Class H	179,569

5,368,000	China Jinmao Holdings Group Ltd	4,004,067

42,000	China Kepei Education Group Ltd	24,616

10,785,000	China Lesso Group Holdings Ltd	16,461,370

1,606,000	China Lilang Ltd	1,049,836

8,119,000	China Machinery Engineering Corp – Class H	3,024,746

3,981,000	China Medical System Holdings Ltd	5,034,030

1,178,800	China Merchants Bank Co Ltd –Class A	5,862,280

101,500	China Merchants Bank Co Ltd – Class H	488,306

707,000	China Mobile Ltd	5,626,738

24,350,000	China National Building Material Co Ltd – Class H	28,940,633

3,419,934	China National Chemical Engineering Co Ltd – Class A	3,452,858

1,720,000	China Oriental Group Co Ltd	594,655

432,000	China Overseas Grand Oceans Group Ltd	301,985

58	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	China — continued

3,298,000	China Overseas Land & Investment Ltd	11,294,463

70,000	China Overseas Property Holdings Ltd	57,628

1,124,753	China Pacific Insurance Group Co Ltd – Class A	5,229,229

593,000	China Pacific Insurance Group Co Ltd – Class H	1,989,302

23,700	China Petroleum & Chemical Corp ADR	1,221,498

52,442,000	China Petroleum & Chemical Corp – Class H	27,141,712

24,931,200	China Railway Construction Corp Ltd – Class H	28,843,831

5,325,000	China Railway Group Ltd – Class H	3,059,104

273,000	China Reinsurance Group Corp – Class H	37,520

3,788,000	China Resources Cement Holdings Ltd	4,866,953

422,000	China Resources Gas Group Ltd	2,126,854

2,650,000	China Resources Land Ltd	12,583,254

14,370,000	China Resources Pharmaceutical Group Ltd	12,675,103

5,450,000	China SCE Group Holdings Ltd	3,017,944

4,788,063	China Shenhua Energy Co Ltd – Class A	11,055,403

12,006,000	China Shenhua Energy Co Ltd – Class H	21,110,012

2,513,000	China Shineway Pharmaceutical Group Ltd	2,202,306

242,000	China South City Holdings Ltd	26,858

771,930	China South Publishing & Media Group Co Ltd – Class A	1,246,520

396,000	China State Construction International Holdings Ltd	325,568

270,200	China Taiping Insurance Holdings Co Ltd	565,090

47,230,000	China Telecom Corp Ltd – Class H	17,853,279

1,757,893	China Vanke Co Ltd – Class A	7,569,117

704,500	China Vanke Co Ltd – Class H	2,758,889

5,909,879	China Yangtze Power Co Ltd – Class A	14,482,777

150,500	China Yongda Automobiles Services Holdings Ltd	148,332

36,200	China Yuchai International Ltd	449,604

1,579,000	Chongqing Rural Commercial Bank Co Ltd – Class H	721,491

7,523,000	CNOOC Ltd	10,465,331

56,000	Colour Life Services Group Co. Ltd *	30,246

5,463,506	Country Garden Holdings Co Ltd	7,422,483

338,000	Dali Foods Group Co Ltd	224,753

8,668,796	Daqin Railway Co Ltd – Class A	8,829,326

2,212,000	Dongyue Group Ltd	1,170,363

38,600	ENN Energy Holdings Ltd	435,423

2,500	Fanhua Inc Sponsored ADR (a)	50,750

Shares	Description	Value ($)

	China — continued

185,000	Fu Shou Yuan International Group Ltd	159,646

5,286,000	Geely Automobile Holdings Ltd	9,656,162

1,868,000	Gemdale Properties & Investment Corp Ltd	336,607

101,500	Gree Electric Appliances Inc of Zhuhai – Class A	876,384

811,000	Greenland Hong Kong Holdings Ltd	321,354

8,314,000	Guangdong Investment Ltd	15,788,883

87,300	Guangdong Provincial Expressway Development Co Ltd – Class A	94,573

2,446,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	7,599,298

11,083,200	Guangzhou R&F Properties Co Ltd – Class H	17,474,567

468,000	Haier Electronics Group Co Ltd	1,364,697

611,500	Hebei Construction Group Corp Ltd – Class H	369,258

61	Henan Shuanghui Investment & Development Co Ltd – Class A	301

3,940,790	Hisense Home Appliances Group Co Ltd – Class A	5,661,274

1,659,000	Hisense Kelon Electrical Holdings Co Ltd – Class H	1,655,173

1,510,531	HLA Corp Ltd – Class A	1,485,004

72,500	Hollysys Automation Technologies Ltd	1,097,650

120,000	Hopson Development Holdings Ltd	109,706

9,650,000	Huabao International Holdings Ltd	3,842,904

1,480,317	Huaxin Cement Co Ltd – Class A	5,253,924

537,000	Huayu Automotive Systems Co Ltd – Class A	2,197,189

4,272,000	IGG Inc	3,152,312

10,871,146	Industrial & Commercial Bank of China Ltd – Class A	8,295,967

28,324,000	Industrial & Commercial Bank of China Ltd – Class H	19,512,380

100	Jiangsu Expressway Co Ltd – Class A	145

169,000	Jingrui Holdings Ltd	54,211

38,000	JNBY Design Ltd	41,450

822,000	Ju Teng International Holdings Ltd	183,712

8,560	Jumei International Holding Ltd *	165,807

397,000	Kingboard Chemical Holdings Ltd	1,063,965

925,000	Kingboard Laminates Holdings Ltd	945,896

872,000	Kunlun Energy Co Ltd	616,882

30,816	Lao Feng Xiang Co Ltd – Class A	193,905

1,470,000	Livzon Pharmaceutical Group Inc – Class H	5,276,614

2,676,000	Logan Property Holdings Co Ltd	4,674,298

905,500	Longfor Properties Co Ltd	4,282,747

8,292,000	Lonking Holdings Ltd	2,345,015

1,669,000	Metallurgical Corp of China Ltd – Class H	326,856

1,235,560	Midea Group Co Ltd – Class A	9,567,392

See accompanying notes to the financial statements.	59

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	China — continued

3,200	NetEase Inc ADR (a)	1,019,872

319,300	New China Life Insurance Co Ltd – Class H	1,248,184

67,000	Nexteer Automotive Group Ltd	50,043

1,118,000	Nine Dragons Paper Holdings Ltd	1,343,033

592,000	PAX Global Technology Ltd	296,178

15,409,000	PICC Property & Casualty Co Ltd – Class H	16,294,669

1,835,712	Ping An Insurance Group Co of China Ltd – Class A	20,876,683

261,500	Ping An Insurance Group Co of China Ltd – Class H	2,979,110

30,055,000	Postal Savings Bank of China Co Ltd – Class H	19,174,747

799,000	Powerlong Real Estate Holdings Ltd	508,423

1,000	Qingdao Port International Co Ltd – Class A	845

100,000	Redco Properties Group Ltd	46,275

212,000	Redsun Properties Group Ltd	67,056

105,000	Road King Infrastructure Ltd	181,216

1,108,000	Shanghai Jin Jiang Capital Co Ltd – Class H	194,437

8,770,700	Shanghai Pharmaceuticals Holding Co Ltd – Class H	16,199,997

422,348	Shenzhen Expressway Co Ltd – Class A	579,623

540,000	Shenzhen Expressway Co Ltd – Class H	657,529

819,228	Shenzhen Investment Ltd	276,893

183,400	Shenzhou International Group Holdings Ltd	2,321,070

12,071,076	Shimao Property Holdings Ltd	44,244,171

820,000	Shui On Land Ltd	164,281

900,000	Sino Biopharmaceutical Ltd	1,333,918

1,753,782	Sinoma International Engineering Co – Class A	1,552,181

852,500	Sinopec Engineering Group Co Ltd – Class H	424,388

2,812,970	Sinopec Shanghai Petrochemical Co Ltd – Class A	1,618,878

23,738,000	Sinopec Shanghai Petrochemical Co Ltd – Class H	6,154,382

908,500	Sinotruk Hong Kong Ltd	1,766,106

2,799,071	Suning Universal Co Ltd – Class A	1,276,790

54,800	Sunny Optical Technology Group Co Ltd	890,359

135,900	Tencent Holdings Ltd	6,890,769

119,600	Tencent Holdings Ltd ADR	5,938,140

1,631,000	Texhong Textile Group Ltd	1,726,426

654,000	Tianjin Development Holdings Ltd	164,095

914,000	Tianjin Port Development Holdings Ltd	81,924

8,780,000	Tianneng Power International Ltd	6,546,168

Shares	Description	Value ($)

	China — continued

286,600	Wangfujing Group Co Ltd - Class A	503,695

1,805,000	Want Want China Holdings Ltd	1,416,782

9,936,000	Weichai Power Co Ltd – Class H	19,935,211

3,094,976	Weifu High-Technology Group Co Ltd – Class A	8,742,471

3,218,000	West China Cement Ltd	529,449

524,000	XTEP International Holdings Ltd	215,046

1,126,000	Yadea Group Holdings Ltd	307,954

111,800	YiChang HEC ChangJiang Pharmaceutical Co Ltd – Class H	692,242

376,310	Youngor Group Co Ltd – Class A	354,662

98,000	Yuexiu Property Co Ltd	20,294

192,000	Yuexiu Transport Infrastructure Ltd	149,699

32,300	Yum China Holdings Inc	1,414,417

4,094,283	Yuzhou Properties Co Ltd	2,046,736

2,790,000	Zhejiang Expressway Co Ltd – Class H	2,125,791

2,535,188	Zhejiang Weixing New Building Materials Co Ltd – Class A	4,340,828

118,200	Zhengzhou Coal Mining Machinery Group Co Ltd – Class A	98,483

383,000	Zhongsheng Group Holdings Ltd	1,474,790

46,300	Zhuzhou CRRC Times Electric Co Ltd – Class H	164,442

68,200	Zoomlion Heavy Industry Science and Technology Co Ltd – Class H	57,541

	Total China	949,110,716

	Colombia — 0.0%

7,334	Cementos Argos SA	11,045

	Denmark — 0.0%

44,629	Matas A/S	371,150

20,350	Novo Nordisk A/S – Class B	1,192,285

73,915	Scandinavian Tobacco Group A/S	949,935

	Total Denmark	2,513,370

	Finland — 0.0%

2,366	Aktia Bank Oyj	26,928

40,594	Kemira Oyj	516,859

8,911	Sanoma Oyj	101,695

40,752	Tokmanni Group Corp	546,520

	Total Finland	1,192,002

	France — 2.6%

36,611	Alten SA	4,100,197

2,609	Assystem SA	77,421

2,426	Axway Software SA *	46,447

67,945	BNP Paribas SA	3,298,070

2,088	Boiron SA	74,473

1,034	Caisse Regionale de Credit Agricole Mutuel Nord de France	34,645

60	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	France — continued

8,955	Christian Dior SE	3,825,554

1,976	Cie des Alpes *	50,716

6,595	Cie Generale des Etablissements Michelin SCA	706,764

34,912	CNP Assurances	548,687

87,376	Coface SA *	960,213

42,614	Dassault Systemes SE (c)	6,761,281

26,212	Faurecia SE	1,198,606

31,827	Fnac Darty SA *	1,456,708

80,924	Gaztransport Et Technigaz SA	7,247,957

3,966	GL Events	75,090

975	Groupe Crit	63,893

1,125	HEXAOM	41,780

136,690	Ingenico Group SA	19,482,330

9,943	Interparfums SA	341,751

2,185	Ipsen SA	142,833

57,635	IPSOS	1,786,060

14,111	Kaufman & Broad SA	570,311

148,857	L’Oreal SA	40,010,431

17,890	Lagardere SCA	311,358

2,885	Mersen SA	84,939

136,676	Metropole Television SA	2,011,876

4,276	Nexans SA	197,113

1,012,180	Peugeot SA (a)	19,615,103

99,525	Quadient	2,149,999

3,353	Rothschild & Co	79,617

57,500	Safran SA	7,959,628

446,823	Sanofi	41,673,295

18,900	Sanofi ADR	874,125

22,277	Schneider Electric SE	2,263,330

39,515	STMicroelectronics NV	1,090,605

413,000	STMicroelectronics NV – NY Shares (a)	11,316,200

2,012	Synergie SA	53,423

169,656	Television Francaise 1 *	1,303,938

1,121	Union Financiere de France BQE SA	24,035

3,484	Vilmorin & Cie SA	154,994

	Total France	184,065,796

	Germany — 1.1%

2,507	adidas AG	705,841

87,920	Allianz SE (Registered)	19,153,360

5,744	Amadeus Fire AG	809,556

3,675	Bauer AG	57,177

103,926	Bayer AG (Registered)	7,558,126

11,420	Bayerische Motoren Werke AG	753,522

10,560	Beiersdorf AG	1,115,116

86,095	Borussia Dortmund GmbH & Co KGaA	732,806

26,473	Carl Zeiss Meditec AG	2,816,305

Shares	Description	Value ($)

	Germany — continued

509,316	CECONOMY AG *	2,456,073

1,429	Cewe Stiftung & Co KGaA	153,360

26,749	CropEnergies AG	277,705

118,472	Deutsche Pfandbriefbank AG (c)	1,681,623

430,898	Deutz AG	2,053,778

223,062	Dialog Semiconductor Plc *	7,695,169

1,405	Draegerwerk AG & Co KGaA	64,723

5,320	DWS Group GmbH & Co KGaA	194,091

6,632	Eckert & Ziegler Strahlen- und Medizintechnik AG	1,127,806

3,871	Elmos Semiconductor AG	91,710

2,718	Gesco AG	56,506

1,207	Grammer AG	34,325

45,622	Hamburger Hafen und Logistik AG	973,702

23,047	Hannover Rueck SE	4,173,062

3,944	Henkel AG & Co KGaA	337,096

3,030	Hornbach Holding AG & Co KGaA	172,052

2,930	Merck KGaA	356,535

129,752	METRO AG	1,515,609

2,835	OHB SE	110,560

50,634	Siemens Healthineers AG	2,070,317

26,134	Siltronic AG	2,482,035

9,717	Software AG	319,681

53,178	TAG Immobilien AG	1,306,752

24,332	Takkt AG	312,390

63,327	Talanx AG *	2,828,746

18,530	VERBIO Vereinigte BioEnergie AG	197,076

61,209	Volkswagen AG	10,397,043

83,462	Wacker Neuson SE	1,178,234

29,237	Wuestenrot & Wuerttembergische AG	552,092

	Total Germany	78,871,660

	Hong Kong — 0.5%

166,100	ASM Pacific Technology Ltd	2,008,705

279,800	Budweiser Brewing Co APAC Ltd *	854,124

586,000	Cafe de Coral Holdings Ltd	1,294,192

3,206,000	CITIC Telecom International Holdings Ltd	1,172,724

1,590,000	CSI Properties Ltd	54,569

520,000	Dah Sing Banking Group Ltd	648,980

509,200	Dah Sing Financial Holdings Ltd	1,803,731

35,000	Emperor Entertainment Hotel Ltd	5,866

858,000	Giordano International Ltd	202,255

677,000	HKT Trust & HKT Ltd – Class SS	1,019,320

1,600,213	I-CABLE Communications Ltd *	14,205

648,000	Johnson Electric Holdings Ltd	1,509,796

178,000	LVGEM China Real Estate Investment Co. Ltd	53,419

302,000	Man Wah Holdings Ltd	224,071

138,000	Pico Far East Holdings Ltd	34,986

See accompanying notes to the financial statements.	61

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	Hong Kong — continued

245,000	Prosperity REIT	89,499

229,000	Regal Real Estate Investment Trust	50,131

536,000	Singamas Container Holdings Ltd	51,894

992,000	SJM Holdings Ltd	1,148,594

735,000	Sun Hung Kai & Co Ltd	329,764

22,000	Sunlight Real Estate Investment Trust	13,093

46,000	TAI Cheung Holdings Ltd	35,632

484,000	VSTECS Holdings Ltd	233,607

198,700	VTech Holdings Ltd	1,759,295

10,755,000	WH Group Ltd	11,286,411

414,000	Wheelock & Co Ltd	3,181,025

160,500	Xinyi Automobile Glass Hong Kong Enterprises Ltd *	23,194

596,000	Xinyi Glass Holdings Ltd	746,222

720,500	Yue Yuen Industrial Holdings Ltd	1,748,435

	Total Hong Kong	31,597,739

	Hungary — 0.1%

2,237,043	Magyar Telekom Telecommunications Plc	2,915,381

13,362	Richter Gedeon Nyrt	272,167

	Total Hungary	3,187,548

	India — 1.3%

104,228	Asian Paints Ltd	2,624,820

60,251	Bajaj Auto Ltd	2,423,919

1,125,508	Balrampur Chini Mills Ltd	2,269,718

27,953	Dr Reddy’s Laboratories Ltd	1,133,655

134,700	Dr Reddy’s Laboratories Ltd ADR	5,409,552

762,659	Firstsource Solutions Ltd	428,767

141,094	Granules India Ltd	315,861

2,815,544	HCL Technologies Ltd	21,122,342

192,314	HDFC Bank Ltd	3,159,698

527,413	Hindustan Petroleum Corp Ltd	1,450,308

80,293	Hindustan Unilever Ltd	2,434,105

102,379	Housing Development Finance Corp Ltd	3,121,044

542,577	ICICI Bank Ltd	3,780,104

312,581	Indiabulls Housing Finance Ltd	1,239,574

3,060,830	Indian Oil Corp Ltd	4,530,376

1,488,596	ITC Ltd	4,074,729

320,437	Just Dial Ltd *	2,083,085

155,879	Kotak Mahindra Bank Ltd	3,526,829

12,244	Manappuram Finance Ltd	28,148

235,368	Mphasis Ltd	2,912,782

495,830	National Aluminium Co Ltd	230,876

5,796,251	Power Finance Corp Ltd	8,860,481

1,667,272	PTC India Ltd	1,152,469

168,162	Rain Industries Ltd	241,950

31,999	Rajesh Exports Ltd	294,106

7,163,957	REC Ltd	11,820,777

Shares	Description	Value ($)

	India — continued

177,382	Sonata Software Ltd	823,225

126,805	Titan Co Ltd	2,220,201

45,968	TV Today Network Ltd	138,570

61,700	Vedanta Ltd ADR	405,369

37,188	Zuari Agro Chemicals Ltd *	41,248

	Total India	94,298,688

	Indonesia — 0.1%

2,455,700	Adaro Energy Tbk PT	201,245

476,900	Bank Central Asia Tbk PT	1,053,429

117,900	Bank Mandiri Persero Tbk PT	61,319

45,300	Bank Negara Indonesia Persero Tbk PT	22,691

1,386,600	Bank Pembangunan Daerah Jawa Timur Tbk PT	59,693

7,270,000	Bank Rakyat Indonesia Persero Tbk PT	2,172,471

2,540,600	Gajah Tunggal Tbk PT *	69,918

2,265,400	Indo Tambangraya Megah Tbk PT	1,816,748

55,674,300	Panin Financial Tbk PT *	988,738

	Total Indonesia	6,446,252

	Ireland — 0.2%

126,760	AIB Group Plc	295,782

248,030	Bank of Ireland Group Plc	928,697

199,000	CRH Plc Sponsored ADR	6,742,120

27,541	Glanbia Plc	323,559

502,932	Hibernia REIT Plc	679,180

265,233	Irish Residential Properties REIT Plc	413,223

3,243	Kerry Group Plc – Class A	411,967

118,827	Origin Enterprises Plc	367,785

94,732	Permanent TSB Group Holdings Plc *	86,587

121,418	Smurfit Kappa Group Plc	4,090,558

81,464	Total Produce Plc (a)	108,965

	Total Ireland	14,448,423

	Israel — 0.0%

12,365	AudioCodes Ltd	262,698

11,933	Nova Measuring Instruments Ltd *	411,190

1,549,208	Oil Refineries Ltd	524,862

223	Paz Oil Co Ltd	24,453

	Total Israel	1,223,203

	Italy — 1.7%

44,404	ACEA SPA	935,186

45,007	Anima Holding SpA	198,706

178,721	Arnoldo Mondadori Editore SPA *	306,651

30,499	Ascopiave SpA	132,756

11,594	Assicurazioni Generali SPA	209,287

372,988	Banca Mediolanum SPA	3,048,453

141,506	Buzzi Unicem SpA	3,103,919

62	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	Italy — continued

44,808	Cementir Holding NV	288,989

142,141	Cofide SPA	79,662

230,240	Enav SPA	1,370,972

4,893,755	Enel SPA	41,074,181

455,755	EXOR NV	32,549,229

265,696	Falck Renewables SpA	1,741,539

1,168,453	Fiat Chrysler Automobiles NV	14,723,239

948,003	Hera SPA	4,069,004

154,487	IMMSI SPA * (a)	80,796

1,342,355	Iren SPA	4,155,182

414,242	Italgas SpA	2,531,469

41,691	La Doria SPA	378,773

12,542	Leonardo SPA	128,625

304,279	Piaggio & C SpA	727,880

13,622	Prima Industrie SPA (a)	219,010

3,343	Reply SPA	254,228

4,202	Sabaf SPA	57,681

735,986	Saras SPA	870,201

4,286	Sesa SpA	225,652

277,181	Societa Cattolica di Assicurazioni SC	2,038,116

412,525	Unipol Gruppo SPA	2,055,429

924,284	UnipolSai Assicurazioni SPA	2,309,301

	Total Italy	119,864,116

	Japan — 5.3%

34,600	ADEKA Corp	449,350

17,600	Aichi Corp	101,282

14,500	Aida Engineering Ltd	106,628

116,600	Amada Holdings Co Ltd	1,087,162

65,200	AOKI Holdings Inc	550,839

4,300	Arata Corp	163,911

11,400	Arcland Sakamoto Co Ltd	114,777

1,386,300	Asahi Kasei Corp (c)	11,353,749

2,314,000	Astellas Pharma Inc	36,267,794

123,200	Bandai Namco Holdings Inc	6,169,955

10,400	Bando Chemical Industries Ltd	67,078

603,900	Brother Industries Ltd	10,696,920

7,100	Canon Electronics Inc	121,525

29,600	Canon Marketing Japan Inc	679,350

77,600	Casio Computer Co Ltd	1,321,990

22,500	Central Glass Co Ltd	428,754

23,000	Chiba Kogyo Bank Ltd (The)	60,091

4,600	Chiyoda Integre Co Ltd	76,524

5,300	Chugai Pharmaceutical Co Ltd (a)	570,121

8,300	Cleanup Corp	39,735

5,400	CONEXIO Corp	67,760

62,700	Dai Nippon Printing Co Ltd (a)	1,510,896

15,600	Dai Nippon Toryo Co Ltd	129,549

4,500	Dai-Dan Co Ltd	109,456

42,000	Daicel Corp	360,781

Shares	Description	Value ($)

	Japan — continued

5,500	Daiichi Jitsugyo Co Ltd	170,190

5,400	Dainichiseika Color & Chemicals Manufacturing Co Ltd	116,174

4,300	Daito Pharmaceutical Co Ltd	113,808

15,100	Daiwa Industries Ltd	137,957

44,900	Daiwabo Holdings Co Ltd	2,264,612

59,600	DCM Holdings Co Ltd (a)	540,450

31,900	DTS Corp	579,431

3,400	Elecom Co Ltd	114,446

5,500	ESPEC Corp	100,900

30,300	FJ Next Co Ltd (a)	264,153

19,300	Foster Electric Co Ltd	256,356

192,200	Fuji Electric Co Ltd	5,271,360

6,600	Fuji Pharma Co Ltd	65,041

130,900	FUJIFILM Holdings Corp (c)	6,356,811

2,800	Fujimori Kogyo Co Ltd	73,795

31,400	Fujitsu General Ltd	623,320

189,700	Fujitsu Ltd	19,781,191

1,900	Fukuda Corp	68,892

22,400	Furuno Electric Co Ltd (a)	188,922

12,000	Furyu Corp	114,117

11,400	G-7 Holdings Inc	231,919

36,900	Geo Holdings Corp	399,056

52,100	Hakuhodo DY Holdings Inc	602,093

10,300	Hakuto Co Ltd	104,104

27,600	Haseko Corp	355,706

9,000	Heiwado Co Ltd	139,458

24,800	Hisamitsu Pharmaceutical Co Inc (a)	1,097,666

184,714	Hitachi Chemical Co Ltd *	7,822,360

738,600	Hitachi Ltd	24,666,257

20,300	Hochiki Corp	225,580

42,500	Hokuetsu Corp	171,666

570,700	Honda Motor Co Ltd	14,640,986

4,200	Hosokawa Micron Corp	190,991

19,000	House Foods Group Inc (c)	559,050

17,200	Infocom Corp	431,859

10,200	Information Services International-Dentsu Ltd	438,956

565,800	ITOCHU Corp	12,821,813

36,700	Itochu Enex Co Ltd	285,547

79,900	Itochu Techno-Solutions Corp	2,237,946

1,800	Itochu-Shokuhin Co Ltd	74,643

33,500	Itoki Corp	110,047

23,100	Japan Aviation Electronics Industry Ltd	369,590

30,900	Jeol Ltd	809,542

3,300	JSP Corp	49,812

447,200	JVCKenwood Corp	902,227

76,000	K’s Holdings Corp	830,160

21,300	Kajima Corp	228,282

22,300	Kaken Pharmaceutical Co Ltd	1,075,947

See accompanying notes to the financial statements.	63

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	Japan — continued

17,700	Kamei Corp	159,513

187,300	Kanematsu Corp	2,033,725

9,200	Kanematsu Electronics Ltd	261,652

400	Kanemi Co Ltd	10,646

22,900	Kasai Kogyo Co Ltd	140,928

3,400	Kato Sangyo Co Ltd	93,681

777,300	KDDI Corp	21,961,489

39,700	Keihin Corp (a) (c)	951,281

22,500	Kissei Pharmaceutical Co Ltd	543,580

57,800	Kitz Corp	340,171

1,479,289	Konica Minolta Holdings Inc	8,094,756

2,600	Krosaki Harima Corp	132,847

18,300	Kumagai Gumi Co Ltd (a)	482,620

12,800	Kureha Corp	640,118

23,700	Kyoei Steel Ltd	357,225

27,900	KYORIN Holdings Inc	558,308

20,800	Kyosan Electric Manufacturing Co Ltd (a)	89,230

309,600	L/C Corp *	15,391,691

50,000	LIXIL VIVA Corp	943,638

63,600	Makino Milling Machine Co Ltd (a)	2,138,812

6,100	Maruzen Showa Unyu Co Ltd	135,705

5,700	Matsuda Sangyo Co Ltd	74,494

74,700	MCJ Co Ltd	429,055

38,000	Meidensha Corp	606,641

8,900	METAWATER Co Ltd	314,773

1,431,900	Mitsubishi Chemical Holdings Corp	9,572,787

12,600	Mitsuboshi Belting Ltd	172,439

14,300	Mitsui Sugar Co Ltd	251,209

39,500	Modec Inc	661,604

39,000	MTI Ltd	202,505

83,700	NEC Corp (c)	3,142,318

19,000	Nichias Corp	389,917

11,400	Nichiha Corp	238,372

206,600	Nikon Corp	2,110,371

102,500	Nippo Corp	2,312,658

32,200	Nippon Flour Mills Co Ltd	477,373

71,600	Nippon Kayaku Co Ltd	786,715

677,900	Nippon Light Metal Holdings Co Ltd	1,184,076

26,600	Nippon Soda Co Ltd	684,449

1,562,600	Nippon Telegraph & Telephone Corp	36,455,101

22,900	Nisshin Oillio Group Ltd (The)	706,985

4,300	Nissin Corp	59,031

93,000	Nissin Electric Co Ltd	885,249

83,600	Nomura Real Estate Holdings Inc	1,803,728

21,100	NS Solutions Corp	590,737

52,100	NTT DOCOMO Inc	1,410,288

4,700	NuFlare Technology Inc	522,923

577,400	Obayashi Corp	5,824,847

2,400	Obic Co Ltd	296,318

Shares	Description	Value ($)

	Japan — continued

1,700	Okinawa Cellular Telephone Co	61,399

10,600	Organo Corp	624,852

7,000	Osaka Soda Co Ltd	165,010

11,800	Osaki Electric Co Ltd	59,621

25,300	Prima Meat Packers Ltd	520,386

25,000	Proto Corp	251,374

25,000	Raiznext Corp	278,097

8,700	Ryoden Corp	120,421

9,500	Sac’s Bar Holdings Inc	64,001

26,600	San-Ai Oil Co Ltd	228,895

25,000	Sanki Engineering Co Ltd	293,339

11,000	Sanyo Chemical Industries Ltd	446,527

19,600	Seikitokyu Kogyo Co Ltd	146,810

36,000	Seiko Holdings Corp	695,290

60,100	Seino Holdings Co Ltd	651,351

227,000	Sekisui Chemical Co Ltd	3,395,219

7,300	Sekisui Jushi Corp	142,950

449,700	Shimizu Corp	4,088,834

10,500	Shin-Etsu Polymer Co Ltd	81,980

11,300	Shinnihon Corp	79,250

19,200	Shizuoka Gas Co Ltd	152,468

175,700	Showa Corp	3,755,772

2,300	Sinanen Holdings Co Ltd	42,749

18,100	Sinko Industries Ltd	253,662

21,500	Sintokogio Ltd	153,703

2,284,100	Sojitz Corp	6,619,927

1,300	Starzen Co Ltd	50,626

219,000	SUMCO Corp	3,316,093

3,795,900	Sumitomo Chemical Co Ltd	13,832,226

131,300	Sumitomo Dainippon Pharma Co Ltd	1,873,455

6,600	Sumitomo Seika Chemicals Co Ltd	171,534

25,900	T-Gaia Corp (a) (c)	490,774

43,500	Takara Leben Co Ltd	172,234

12,900	Takasago Thermal Engineering Co Ltd	198,488

14,600	Tamron Co Ltd	321,921

14,800	Tatsuta Electric Wire and Cable Co Ltd	70,884

150,000	Teijin Ltd	2,459,648

7,600	Token Corp	522,888

30,500	Tokyo Electron Ltd	6,371,803

9,600	Tokyo Seimitsu Co Ltd	302,894

93,300	Tokyu Construction Co Ltd (c)	581,690

11,100	Toli Corp	26,555

29,900	Toppan Forms Co Ltd	284,401

89,500	Toppan Printing Co Ltd	1,565,081

9,400	Torii Pharmaceutical Co Ltd	281,086

44,400	Tosei Corp	476,193

8,700	Toshiba TEC Corp	320,882

102,100	Tosoh Corp	1,381,736

8,100	Towa Pharmaceutical Co Ltd	160,289

16,900	Toyo Ink SC Holdings Co Ltd	326,592

52,500	Toyo Suisan Kaisha Ltd	2,087,248

137,700	TS Tech Co Ltd	3,561,091

64	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	Japan — continued

16,200	Unipres Corp	173,771

54,200	Ushio Inc	676,054

13,600	Vital KSK Holdings Inc	125,927

34,400	Wacoal Holdings Corp	800,986

23,000	Warabeya Nichiyo Holdings Co Ltd (a)	347,031

39,200	YAMABIKO Corp	314,049

35,000	Yamazen Corp	280,459

33,400	Yellow Hat Ltd	445,324

10,900	Yuasa Trading Co Ltd	306,422

	Total Japan	377,361,967

	Malaysia — 0.1%

4,480,600	DRB-Hicom Berhad	2,383,129

213,400	MISC Berhad	388,528

42,900	Sime Darby Berhad	20,513

6,670,090	Supermax Corp Berhad	2,537,848

355,400	Ta Ann Holdings Berhad *	253,218

451,700	Telekom Malaysia Berhad	398,890

	Total Malaysia	5,982,126

	Mexico — 0.7%

204,600	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	262,571

79,400	Concentradora Fibra Danhos SA de CV	110,933

76,800	Corp Inmobiliaria Vesta SAB de CV	122,089

117,000	Credito Real SAB de CV SOFOM ER	124,175

25,800	El Puerto de Liverpool SAB de CV – Class C1	121,902

5,030,600	Fibra Uno Administracion SA de CV (REIT)	7,618,868

837,200	Gentera SAB de CV	805,597

1,700	Grupo Aeroportuario del Centro Norte SAB de CV ADR	88,536

740,500	Grupo Financiero Banorte SAB de CV – Class O	4,048,804

92,000	Grupo Financiero Inbursa SAB de CV – Class O	99,792

247,513	Grupo Herdez SAB de CV	451,064

107,000	Qualitas Controladora SAB de CV	459,356

211,600	Unifin Financiera SAB de CV SOFOM ENR	328,747

11,952,400	Wal-Mart de Mexico SAB de CV	33,647,436

	Total Mexico	48,289,870

	Netherlands — 2.1%

3,038	Adyen NV *	2,673,880

394,986	ASR Nederland NV (c)	13,292,142

32,347	ForFarmers NV (a)	198,238

116,841	Heineken Holding NV	10,375,201

Shares	Description	Value ($)

	Netherlands — continued

816	Hunter Douglas NV	48,964

786,026	ING Groep NV	7,526,853

374,700	InterXion Holding NV * (a)	31,808,283

582,388	Koninklijke Ahold Delhaize NV	13,605,898

95,278	Koninklijke Philips NV	4,080,204

32,664	Koninklijke Volkerwessels NV *	791,819

7,052	Koninklijke Vopak NV	335,708

197,133	Randstad NV	10,156,857

688,919	Signify NV	20,527,345

455,832	Wolters Kluwer NV	33,349,343

	Total Netherlands	148,770,735

	New Zealand — 0.0%

1,032,629	Air New Zealand Ltd	1,470,133

173,063	SKY Network Television Ltd *	58,604

	Total New Zealand	1,528,737

	Norway — 0.5%

399,417	Austevoll Seafood ASA	3,544,621

41,334	Avance Gas Holding Ltd *	176,929

350,656	BW LPG Ltd	2,188,933

554,771	DNB ASA	9,292,023

581,189	Elkem ASA	1,147,181

52,412	Entra ASA	830,199

154,081	Europris ASA	514,643

95,078	Gjensidige Forsikring ASA	1,932,321

384,556	Kongsberg Automotive ASA *	175,997

126,553	Kvaerner ASA	117,325

657,995	Orkla ASA	5,596,555

45,255	Salmar ASA	2,045,203

19,173	Selvaag Bolig ASA	123,693

105,301	SpareBank 1 Nord Norge	814,498

5,105	SpareBank 1 Oestlandet	51,323

55,483	SpareBank 1 SMN	554,894

300,402	SpareBank 1 SR-Bank ASA	2,876,933

10,581	Stolt-Nielsen Ltd	117,736

14,543	Veidekke ASA	177,536

	Total Norway	32,278,543

	Pakistan — 0.1%

172,360	Engro Corp Ltd	347,299

2,928,000	Engro Fertilizers Ltd	1,198,706

596,500	Fauji Fertilizer Co Ltd	398,130

121,900	Habib Bank Ltd	123,737

342,000	Hub Power Co Ltd (The) *	200,618

125,900	Nishat Mills Ltd	83,211

2,848,400	Oil & Gas Development Co Ltd	2,171,285

382,770	Pakistan Oilfields Ltd	908,089

979,860	Pakistan Petroleum Ltd	707,050

See accompanying notes to the financial statements.	65

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	Pakistan — continued

262,380	Pakistan State Oil Co Ltd	278,175

257,100	Searle Co Ltd (The)	291,935

714,000	SUI Northern Gas Pipeline	303,567

537,900	United Bank Ltd	578,689

	Total Pakistan	7,590,491

	Philippines — 0.1%

1,021,500	DMCI Holdings Inc	106,583

55,360	Globe Telecom Inc	1,934,438

262,180	Manila Electric Co	1,389,805

12,097,600	Megaworld Corp	810,148

9,206,000	Metro Pacific Investments Corp	555,299

1,349,725	Semirara Mining & Power Corp	513,628

	Total Philippines	5,309,901

	Poland — 1.0%

117,902	Alior Bank SA *	636,303

273,601	Asseco Poland SA	4,272,516

110,100	Bank Millennium SA *	136,737

458,127	Bank Polska Kasa Opieki SA	10,366,888

33,551	Budimex SA	1,493,186

234,283	Cyfrowy Polsat SA	1,516,038

917,831	Energa SA *	1,652,397

109,635	EPP NV	113,581

82,352	Grupa Lotos SA	1,258,407

193,138	Jastrzebska Spolka Weglowa SA	681,235

4,342	KRUK SA	154,255

27,720	Lubelski Wegiel Bogdanka SA	117,034

380	mBank SA *	29,009

369,439	Orange Polska SA *	587,337

354,422	PLAY Communications SA	2,785,972

893,561	Polski Koncern Naftowy ORLEN SA	13,498,199

5,614,703	Polskie Gornictwo Naftowe i Gazownictwo SA	4,567,090

735,811	Powszechna Kasa Oszczednosci Bank Polski SA	5,891,460

2,288,202	Powszechny Zaklad Ubezpieczen SA	20,404,391

11,129	Santander Bank Polska SA	719,168

9,472	Stalprodukt SA	392,329

62,142	Warsaw Stock Exchange	606,010

	Total Poland	71,879,542

	Portugal — 0.8%

421,464	Altri SGPS SA	2,290,389

172,533	CTT-Correios de Portugal SA	445,081

23,003	EDP Renovaveis SA *	311,351

3,495,769	EDP – Energias de Portugal SA	16,320,678

1,560,878	Galp Energia SGPS SA	21,531,059

357,928	Jeronimo Martins SGPS SA	6,327,258

89,174	Mota-Engil SGPS SA (a)	130,733

261,498	Navigator Co SA (The)	808,051

Shares	Description	Value ($)

	Portugal — continued

590,645	NOS SGPS SA	2,332,890

400,049	REN – Redes Energeticas Nacionais SGPS SA	1,110,325

23,539	Semapa-Sociedade de Investimento e Gestao	295,899

3,342,574	Sonae SGPS SA	2,626,135

	Total Portugal	54,529,849

	Qatar — 0.2%

2,635,244	Barwa Real Estate Co	2,208,265

606,983	Doha Bank QPSC	381,737

102,267	Qatar Electricity & Water Co QSC	416,339

2,269,539	Qatar Gas Transport Co Ltd	1,338,833

1,116,673	Qatar National Bank QPSC	5,700,898

451,110	Qatar National Cement Co QSC	506,365

	Total Qatar	10,552,437

	Russia — 3.8%

9,329,200	Alrosa PJSC	10,010,825

894,400	Credit Bank of Moscow PJSC	75,721

64,386,000	ENEL RUSSIA PJSC	914,153

61,781	Etalon Group Plc GDR (Registered)	118,979

133,470,000	Federal Grid Co Unified Energy System PJSC	416,937

989,720	Gazprom Neft PJSC	5,954,943

1,024,828	Gazprom PJSC Sponsored ADR	6,272,754

288,996	Globaltrans Investment Plc Sponsored GDR (Registered)	2,137,042

250,274,000	Inter RAO UES PJSC	19,728,982

42,728	LSR Group PJSC	534,167

24,695	LSR Group PJSC GDR (Registered)	57,222

494,680	LUKOIL PJSC Sponsored ADR	42,670,302

200,580	M.Video PJSC	1,452,860

9,540,900	Magnitogorsk Iron & Steel Works PJSC	5,810,770

112,312	Magnitogorsk Iron & Steel Works PJSC Sponsored GDR (Registered)	853,649

677,612	MMC Norilsk Nickel PJSC ADR	20,488,847

3,738,840	Moscow Exchange MICEX-RTS PJSC	5,629,202

61,570	Novatek PJSC Sponsered GDR (Registered)	8,983,453

405,060	Novolipetsk Steel PJSC	763,717

925,767	Novolipetsk Steel PJSC GDR	17,775,681

126,240	PhosAgro PJSC GDR (Registered)	1,404,156

104,192	QIWI Plc Sponsored ADR	1,817,109

178,670	Raspadskaya OJSC	256,316

204,497,000	ROSSETI PJSC	4,487,866

408,480	Rostelecom PJSC	534,827

71,630	Safmar Financial Investment	545,642

4,136,258	Sberbank of Russia PJSC Sponsored ADR	59,018,805

66	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	Russia — continued

318,099	Severstal PJSC GDR (Registered)	3,899,731

4,510,100	Surgutneftegas PJSC	2,639,065

2,187,708	Surgutneftegas PJSC Sponsored ADR	12,751,955

340,302	Tatneft PJSC	3,477,813

423,255	Tatneft PJSC Sponsored ADR	25,451,148

94,550	TCS Group Holding Plc GDR (Registered)	2,068,595

13,120,000	Unipro PJSC	593,874

1,136,619	VTB Bank PJSC GDR (Registered)	1,461,516

	Total Russia	271,058,624

	Singapore — 1.2%

310,300	Accordia Golf Trust	138,178

159,800	AEM Holdings Ltd	252,623

737,900	Asian Pay Television Trust	84,950

231,800	Cache Logistics Trust (REIT)	114,579

1,536,000	CapitaLand Commercial Trust (REIT)	2,059,288

1,274,600	CapitaLand Ltd	3,265,362

1,535,100	CapitaLand Mall Trust (REIT)	2,518,274

2,470,100	ComfortDelGro Corp Ltd	3,502,181

1,519,400	DBS Group Holdings Ltd	26,565,504

372,000	First Real Estate Investment Trust	262,639

814,300	Frasers Logistics & Industrial Trust (REIT)	727,088

694,099	Japfa Ltd	282,344

460,200	Keppel DC (REIT)	769,661

1,052,900	Mapletree Commercial Trust (REIT)	1,595,880

3,323,500	Mapletree Greater China Commercial Trust (REIT)	2,638,982

1,066,200	Mapletree Industrial Trust (REIT)	2,057,534

1,509,100	Mapletree Logistics Trust (REIT)	2,011,552

28,200	Oversea-Chinese Banking Corp Ltd	217,084

41,000	QAF Ltd	24,611

217,400	Sasseur Real Estate Investment Trust	123,498

522,200	Silverlake Axis Ltd	113,559

719,300	Singapore Exchange Ltd	4,441,726

763,300	Singapore Technologies Engineering Ltd	2,312,193

184,000	Sino Grandness Food Industry Group Ltd *	3,089

333,500	SPH (REIT)	242,045

380,900	StarHub Ltd *	409,412

299,000	United Overseas Bank Ltd	5,336,712

417,200	Venture Corp Ltd	5,028,226

445,000	Wilmar International Ltd	1,284,452

36,700	Wing Tai Holdings Ltd	51,456

26,476,551	Yangzijiang Shipbuilding Holdings Ltd	18,370,305

1,658,400	Yanlord Land Group Ltd	1,398,723

	Total Singapore	88,203,710

Shares	Description	Value ($)

	South Africa — 1.2%

3,226,307	Absa Group Ltd	27,764,409

39,768	AECI Ltd	265,576

1,494,532	African Phoenix Investments Ltd *	36,151

691	Anglo American Platinum Ltd	46,510

231,321	Astral Foods Ltd	2,770,947

483,158	Barloworld Ltd	2,513,359

18,210	BID Corp Ltd	329,503

3,396,713	Blue Label Telecoms Ltd *	544,499

885,243	Emira Property Fund Ltd (REIT)	683,310

3,488,597	Growthpoint Properties Ltd (REIT)	3,997,067

118,791	Imperial Logistics Ltd	352,413

9,102	JSE Ltd	59,148

594,078	Kumba Iron Ore Ltd	10,947,915

368,111	Lewis Group Ltd	648,443

801,967	Liberty Holdings Ltd	4,890,186

650,063	Motus Holdings Ltd	3,045,639

386,085	Mr Price Group Ltd	3,792,053

946,841	Murray & Roberts Holdings Ltd	565,442

171,087	Netcare Ltd	202,906

2,837,983	Old Mutual Ltd	2,887,105

310,060	Pepkor Holdings Ltd	306,925

774,753	Reunert Ltd	2,816,829

1,474,023	SA Corporate Real Estate Ltd (REIT)	199,716

895,463	Sanlam Ltd	3,761,399

38,934	Santam Ltd	636,643

88,670	Sappi Ltd *	166,804

2,955,099	Telkom SA SOC Ltd	5,027,106

4,814	Tiger Brands Ltd	47,345

1,494,150	Truworths International Ltd	4,426,664

267,529	Tsogo Sun Gaming Ltd	163,230

254,579	Wilson Bayly Holmes-Ovcon Ltd	1,622,389

	Total South Africa	85,517,631

	South Korea — 2.6%

86,462	Aekyung Petrochemical Co Ltd	492,348

50,254	Aju Capital Co Ltd *	481,803

1,201	Celltrion Pharm Inc *	40,091

348	Dae Han Flour Mills Co Ltd	37,283

68,419	DB HiTek Co Ltd	1,385,806

56,296	DB Insurance Co Ltd	2,010,053

2,789	DongKook Pharmaceutical Co Ltd	194,034

74,939	Dongwha Pharm Co Ltd	419,701

502,213	Dongwon Development Co Ltd	1,579,678

2,331	GOLFZON Co Ltd *	92,161

13,750	GS Home Shopping Inc	1,411,584

1,167,031	Hana Financial Group Inc	30,222,117

28,136	Hanwha Life Insurance Co Ltd	38,479

46,509	Huons Co Ltd	1,709,501

44	Hyosung Corp	2,562

See accompanying notes to the financial statements.	67

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	South Korea — continued

38,459	Hyundai Home Shopping Network Corp	2,342,925

13,148	Hyundai Marine & Fire Insurance Co Ltd	245,118

14,881	Hyundai Mobis Co Ltd	2,601,030

79,464	Hyundai Motor Co	7,590,813

31,519	Il Dong Pharmaceutical Co Ltd	354,232

1,401,878	Industrial Bank of Korea *	11,055,674

221,949	JB Financial Group Co Ltd	919,360

35,207	KB Financial Group Inc	1,113,008

17,000	KB Financial Group Inc ADR *	548,590

1,168,481	Kia Motors Corp	35,258,686

131,368	Korea Asset In Trust Co Ltd	269,453

45,196	Korea Autoglass Corp	502,810

67,372	KT Hitel Co Ltd *	335,073

83,131	KT&G Corp	5,783,874

34,866	Kyungdong Pharm Co Ltd	207,990

121,754	LF Corp	1,265,100

10,022	LG Electronics Inc	504,107

20,564	LOTTE Himart Co Ltd	359,502

10,557	Meritz Fire & Marine Insurance Co Ltd	129,061

28,523	Mirae Asset Life Insurance Co Ltd	94,102

17,933	S&T Motiv Co Ltd	580,695

85,073	Samjin Pharmaceutical Co Ltd	1,574,676

452,956	Samsung Electronics Co Ltd	20,388,160

8,508	Sebang Global Battery Co Ltd	221,343

850,707	Shinhan Financial Group Co Ltd	22,751,761

5,478	SK Holdings Co Ltd	870,042

133,175	SK Hynix Inc	9,840,377

574,941	SK Telecom Co Ltd Sponsored ADR	11,044,617

33,965	SL Corp *	418,290

180	Taekwang Industrial Co Ltd *	119,546

289,462	Woori Financial Group Inc	2,299,427

	Total South Korea	181,706,643

	Spain — 1.5%

107,374	ACS Actividades de Construccion y Servicios SA	3,201,728

178,804	Aena SME SA	28,799,478

136,889	Almirall SA *	1,793,724

186,604	Cia de Distribucion Integral Logista Holdings SA	3,809,428

29,167	eDreams ODIGEO SA *	122,053

148,344	Enagas SA *	3,849,178

1,047,438	Endesa SA	26,952,680

94,089	Faes Farma SA	454,770

2,048,699	Iberdrola SA	23,453,896

46,351	Industria de Diseno Textil SA	1,446,103

1,632,664	Mapfre SA	3,672,374

584,439	Mediaset Espana Comunicacion SA (a)	2,953,511

Shares	Description	Value ($)

	Spain — continued

246,706	Red Electrica Corp SA	4,715,356

456	Repsol SA	5,153

	Total Spain	105,229,432

	Sweden — 0.9%

5,388	AcadeMedia AB	30,199

12,083	Atlas Copco AB – A Shares	430,818

23,693	Atlas Copco AB – B Shares	734,253

72,959	Axfood AB	1,360,455

232,693	Betsson AB *	1,192,351

24,688	Bilia AB-Class A	238,254

176,918	Boliden AB	3,715,491

10,344	Bufab AB	115,425

115,554	Cloetta AB-Class B	357,244

12,849	Dustin Group AB	84,723

16,061	Epiroc AB – Class A	185,523

41,235	Epiroc AB – Class B	462,544

21,441	Humana AB	108,271

52,752	Inwido AB	459,957

23,668	JM AB	651,200

437,476	Klovern AB – B Shares	1,009,419

84,163	Lindab International AB	1,003,506

30,259	Loomis AB – Class B	1,056,704

19,900	New Wave Group AB – Class B	108,616

70,184	Nobia AB	453,875

8,676	Peab AB – Class B	87,308

394,088	Resurs Holding AB	2,133,194

226,766	Skanska AB – B Shares	4,993,482

106,717	Swedish Match AB	6,261,567

85,046	Volvo AB – A Shares	1,331,459

2,226,126	Volvo AB – B Shares	34,942,706

	Total Sweden	63,508,544

	Switzerland — 1.0%

3,702	Adecco SA (Registered)	198,268

12,572	ALSO Holding AG (Registered) *	2,151,538

25,503	BKW AG	2,187,983

8,404	Bobst Group SA (Registered) (a)	403,562

12,285	Galenica AG *	830,685

119	Gurit Holding AG	177,292

16,407	Huber + Suhner AG (Registered)	1,101,065

8,057	Kardex AG (Registered)	1,273,609

47,081	Mobilezone Holding AG (Registered) *	518,343

10,854	Nestle SA (Registered)	1,116,939

53,848	Novartis AG (Registered)	4,529,867

6,613	Orior AG	610,911

36,322	Roche Holding AG	11,538,887

129,042	Roche Holding AG – Genusschein	41,491,343

49	Vetropack Holding AG	131,129

68	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	Switzerland — continued

4,601	Wizz Air Holdings Plc *	204,733

3,873	Zehnder Group AG – Class RG	181,403

	Total Switzerland	68,647,557

	Taiwan — 5.3%

302,000	Ability Enterprise Co Ltd	137,564

40,000	Advantech Co Ltd	382,710

54,000	Amazing Microelectronic Corp	158,517

43,000	Arcadyan Technology Corp	109,444

3,042,799	Asustek Computer Inc	20,355,812

65,000	Aten International Co Ltd	180,725

3,229,000	Catcher Technology Co Ltd	24,224,172

876,000	Cathay Financial Holding Co Ltd	1,147,785

1,329,890	Chailease Holding Co Ltd	4,948,903

2,360,660	Chicony Electronics Co Ltd	6,396,530

7,920,000	China Development Financial Holding Corp	2,378,524

206,000	China Life Insurance Co Ltd *	161,690

226,400	China Motor Corp *	262,063

427,000	Chong Hong Construction Co Ltd	1,147,937

111,000	Cleanaway Co Ltd	581,129

5,868,000	Coretronic Corp *	7,072,255

17,358,000	CTBC Financial Holding Co Ltd	12,882,488

61,000	Depo Auto Parts Ind Co Ltds	105,124

8,000	Eclat Textile Co Ltd	93,216

523,000	Elite Material Co Ltd	2,044,225

642,000	Elitegroup Computer Systems Co Ltd *	234,332

563,000	Farglory Land Development Co Ltd	697,052

1,278,300	Feng TAY Enterprise Co Ltd	7,037,002

1,446,000	FLEXium Interconnect Inc	5,266,539

244,000	Formosa Advanced Technologies Co Ltd	320,184

207,000	Formosa Chemicals & Fibre Corp	555,782

845,000	Formosa Plastics Corp	2,522,523

2,043,000	Formosa Taffeta Co Ltd	2,227,059

1,221,000	Foxconn Technology Co Ltd	2,370,284

2,553,000	Fubon Financial Holding Co Ltd	3,695,534

2,616,000	Gigabyte Technology Co Ltd	4,408,405

9,547,000	Grand Pacific Petrochemical *	5,120,844

2,310,580	Great Wall Enterprise Co Ltd	3,047,717

494,000	Greatek Electronics Inc	761,167

1,592,000	Highwealth Construction Corp	2,346,601

121,000	Holiday Entertainment Co Ltd	263,166

1,951,000	Holtek Semiconductor Inc	4,155,978

9,000	Holy Stone Enterprise Co Ltd	28,927

13,768,600	Hon Hai Precision Industry Co Ltd	35,928,596

490,000	Huaku Development Co Ltd	1,389,567

294,530	IBF Financial Holdings Co Ltd	110,076

384,980	IEI Integration Corp *	574,884

53,000	Innodisk Corp	312,574

Shares	Description	Value ($)

	Taiwan — continued

78,000	International Games System Co Ltd	1,529,510

2,000	King Slide Works Co Ltd	22,773

319,000	Kinik Co	643,027

155,000	Kung Long Batteries Industrial Co Ltd	756,290

29,000	Lion Travel Service Co Ltd	67,252

2,049,000	Lite-On Semiconductor Corp	2,738,364

1,741,000	Lite-On Technology Corp	2,478,640

8,000	Lotes Co Ltd	76,397

349,000	MediaTek Inc	4,057,243

53,000	Mercuries & Associates Holding Ltd *	37,957

2,970,088	Mercuries Life Insurance Co Ltd *	1,139,987

377,000	Merry Electronics Co Ltd	1,709,083

560,000	Micro-Star International Co Ltd	1,639,178

3,590,283	Mitac Holdings Corp	3,962,835

430,000	Nantex Industry Co Ltd	426,881

5,171,000	Nanya Technology Corp	12,871,498

22,000	Nichidenbo Corp	37,569

3,210,000	Novatek Microelectronics Corp	20,201,677

276,000	On-Bright Electronics Inc	1,999,819

537,000	Pegatron Corp	1,092,631

1,215,000	Phison Electronics Corp	12,979,942

14,904,566	Pou Chen Corp	16,548,169

3,143,000	Qisda Corp	1,922,025

1,164,000	Quanta Computer Inc	2,347,913

629,000	Quanta Storage Inc	620,080

9,360,020	Radiant Opto-Electronics Corp	29,650,126

606,240	Ruentex Development Co Ltd *	816,373

103,600	Ruentex Industries Ltd *	228,091

138,000	Sercomm Corp	331,016

672,000	Sheng Yu Steel Co Ltd	428,228

160,000	Shin Zu Shing Co Ltd	712,946

215,000	Shinkong Insurance Co Ltd	273,234

84,000	Sigurd Microelectronics Corp	93,102

604,400	Simplo Technology Co Ltd	5,540,339

121,000	Sinbon Electronics Co Ltd	513,568

95,000	Sitronix Technology Corp	440,313

416,000	Soft-World International Corp	1,080,569

141,000	Standard Chemical & Pharmaceutical Co Ltd	155,488

2,213,000	Sunplus Technology Co Ltd *	783,583

602,000	Syncmold Enterprise Corp	1,684,518

37,000	Synnex Technology International Corp	45,506

50,000	Taiflex Scientific Co Ltd	76,432

1,832,000	Taiwan PCB Techvest Co Ltd	1,915,568

1,925,000	Taiwan Semiconductor Manufacturing Co Ltd	19,846,356

289,450	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR (a)	15,583,988

327,000	Taiwan Styrene Monomer	198,219

1,032,000	Taiwan Surface Mounting Technology Corp	3,079,594

See accompanying notes to the financial statements.	69

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	Taiwan — continued

29,000	Taiwan Union Technology Corp	123,272

22,000	Test Research Inc	36,569

28,000	Thinking Electronic Industrial Co Ltd	76,180

644,217	TOPBI International Holdings Ltd	1,586,382

1,072,188	Topco Scientific Co Ltd	3,632,824

244,000	Topkey Corp	969,279

655,000	Transcend Information Inc	1,675,299

661,000	Tripod Technology Corp	2,372,587

114,000	TXC Corp	176,157

399,000	Uni-President Enterprises Corp	954,973

610,800	United Integrated Services Co Ltd	3,632,032

176,000	Wah Lee Industrial Corp	314,724

2,613,000	Walsin Lihwa Corp *	1,187,249

501,000	Walsin Technology Corp	3,428,205

14,000	Wiwynn Corp	326,954

282,000	Yageo Corp	3,642,037

510,000	YC INOX Co Ltd	429,149

626,000	Youngtek Electronics Corp	1,016,131

12,228,000	Yuanta Financial Holding Co Ltd	7,644,688

17,000	Yulon Nissan Motor Co Ltd	139,647

69,000	Zhen Ding Technology Holding Ltd	259,571

	Total Taiwan	377,153,412

	Thailand — 0.2%

117,400	Amata Corp Pcl	54,907

1,095,400	AP Thailand Pcl (Foreign Registered)	214,718

169,400	AP Thailand Pcl NVDR	33,206

454,300	Bangkok Bank Pcl NVDR	1,905,337

136,000	Beauty Community PCL	8,411

501,900	Kasikornbank Pcl NVDR	1,912,257

469,400	Krung Thai Bank Pcl NVDR	209,997

2,132,500	Land & Houses Pcl NVDR	575,542

388,600	Pruksa Holding Pcl (Foreign Registered)	177,544

1,621,500	Pruksa Holding Pcl NVDR	740,831

41,000	Ratchaburi Electricity Generating Holding PCL	77,294

849,700	SC Asset Corp Pcl (Foreign Registered)	61,595

457,500	Siam Commercial Bank PCL (The)	1,284,300

207,800	Somboon Advance Technology Pcl NVDR	88,225

219,600	SPCG Pcl NVDR	123,096

1,148,725	Supalai Pcl (Foreign Registered)	597,638

535,500	Supalai Pcl NVDR	278,600

3,083,300	Thai Beverage Pcl	1,739,104

3,439,500	Thanachart Capital Pcl (Foreign Registered)	5,815,631

689,600	Thanachart Capital Pcl NVDR	1,166,000

45,900	Tisco Financial Group PCL	144,449

1,054,700	Univentures Pcl	107,551

Shares	Description	Value ($)

	Thailand — continued

376,300	WHA Corp PCL	33,187

	Total Thailand	17,349,420

	Turkey — 0.8%

1,152,640	Akbank TAS *	1,249,668

71,212	Aksa Akrilik Kimya Sanayii AS	90,428

1,442,983	Dogan Sirketler Grubu Holding AS	401,372

2,483,068	Enerjisa Enerji AS	3,100,642

1,626,131	Eregli Demir ve Celik Fabrikalari TAS	2,169,607

156,094	Haci Omer Sabanci Holding AS	214,921

6,134,897	KOC Holding AS	17,095,894

305,522	Selcuk Ecza Deposu Ticaret ve Sanayi AS	325,869

3,735,494	Soda Sanayii AS	3,463,300

405,006	TAV Havalimanlari Holding AS	1,326,763

1,413,681	Tekfen Holding AS	3,379,257

4,486,040	Turkiye Garanti Bankasi AS *	6,867,596

14,243,799	Turkiye Is Bankasi – Class C *	13,116,685

3,797,240	Turkiye Sinai Kalkinma Bankasi AS *	671,891

2,390,563	Turkiye Vakiflar Bankasi TAO – Class D *	2,033,690

272,535	Yapi ve Kredi Bankasi AS *	100,252

	Total Turkey	55,607,835

	United Arab Emirates — 0.1%

9,027	Abu Dhabi Commercial Bank PJSC	17,252

592,005	Al Waha Capital PJSC	132,525

518,460	Dubai Islamic Bank PJSC	753,841

179,050	Emaar Development PJSC	172,617

8,253,638	Emaar Properties PJSC	7,598,248

4,696,149	RAK Properties PJSC *	550,581

	Total United Arab Emirates	9,225,064

	United Kingdom — 4.6%

2,192,102	3i Group Plc	28,855,032

79,101	Aggreko Plc	691,088

156	Ashmore Group Plc	942

72,325	Ashtead Group Plc	2,267,498

521,290	Assura Plc (REIT)	495,640

48,184	Avast Plc	245,635

141,845	AVEVA Group Plc	8,069,085

37,368	BAE Systems Plc	295,584

18,322	Bank of Georgia Group Plc *	398,489

2,732,590	Barratt Developments Plc	26,974,977

218,807	Bellway Plc	10,589,497

117,415	Berkeley Group Holdings Plc (The)	7,241,102

379,413	British American Tobacco Plc	15,001,705

473,000	British American Tobacco Plc Sponsored ADR (a)	18,825,400

1,765,744	Centamin Plc	2,942,160

70	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	United Kingdom — continued

98,956	CMC Markets Plc	190,263

212,763	Coca-Cola HBC AG	6,785,092

131,171	Compass Group Plc	2,890,016

143,484	Computacenter Plc	3,041,821

4,786	Cranswick Plc	205,542

129,597	Daily Mail & General Trust Plc	1,242,007

9,626	Dart Group Plc	154,166

34,811	Derwent London Plc (REIT)	1,760,780

23,800	Diageo Plc Sponsored ADR	3,377,458

11,920	Diploma Plc	286,460

103,557	Direct Line Insurance Group Plc	412,797

445,629	Dixons Carphone Plc	710,776

247,751	Dunelm Group Plc	3,536,826

483,284	Electrocomponents Plc	3,792,637

38,435	EMIS Group Plc	569,349

96,039	Empiric Student Property Plc (REIT)	113,073

127,768	Evraz Plc	545,614

2,911	Ferguson Plc	253,634

1,990,114	Ferrexpo Plc	3,329,367

113,760	Frasers Group Plc *	558,649

8,247	Games Workshop Group Plc	675,332

54,436	Gem Diamonds Ltd *	38,285

56,476	Go-Ahead Group Plc (The)	1,435,906

152,509	Great Portland Estates Plc (REIT)	1,646,244

50,915	Greggs Plc	1,372,027

83,169	Halma Plc	2,090,107

417,715	IG Group Holdings Plc	3,644,105

365,739	Inchcape Plc	2,733,873

367,728	Indivior Plc *	204,309

103,712	Intermediate Capital Group Plc	2,144,882

4,524,158	International Consolidated Airlines Group SA	27,726,876

134,271	International Personal Finance Plc	256,653

877,247	J Sainsbury Plc	2,222,452

826,871	JD Sports Fashion Plc	7,909,999

398,950	John Laing Group Plc	1,737,920

738,083	Kingfisher Plc	1,810,812

3,690,933	Legal & General Group Plc	12,504,414

221,880	LondonMetric Property Plc (REIT)	590,067

150,387	Lookers Plc	86,987

138,383	McBride Plc *	121,341

289,345	Meggitt Plc	2,037,591

108,916	Mitchells & Butlers Plc *	472,352

85,270	Mondi Plc	1,731,800

113,313	Morgan Advanced Materials Plc	404,549

58,121	Morgan Sindall Group Plc	1,324,262

93,408	N Brown Group Plc	68,579

350,826	National Express Group Plc	1,913,173

102,161	Next Plc	8,051,937

43,985	Numis Corp Plc	144,143

Shares	Description	Value ($)

	United Kingdom — continued

254,671	OneSavings Bank Plc	1,329,750

116,281	Paragon Banking Group Plc	683,963

179,154	Pennon Group Plc	2,505,736

867,104	Persimmon Plc	32,058,452

458,033	Pets at Home Group Plc	1,531,349

91,904	Phoenix Group Holdings Plc	825,256

129,466	Playtech Plc	421,567

432,945	Plus500 Ltd	5,325,548

1,755,407	QinetiQ Group Plc	7,857,023

44,630	Redde Northgate Plc	141,850

162,610	Regional REIT Ltd	234,141

47,971	Royal Dutch Shell Plc – Class A	1,045,437

22,100	Royal Dutch Shell Plc – Class B Sponsored ADR	984,113

453,706	Sirius Real Estate Ltd	474,301

66,000	Smith & Nephew Plc Sponsored ADR	2,975,280

77,070	Smiths Group Plc	1,535,781

120,449	Softcat Plc	1,648,233

41,483	Spectris Plc	1,463,038

910,483	Spirent Communications Plc	2,456,517

265,945	Stock Spirits Group Plc	664,202

1,341,235	Tate & Lyle Plc	12,230,027

52,152	TI Fluid Systems Plc	134,967

27,634	Ultra Electronics Holdings Plc	700,202

83,374	UNITE Group Plc (The) (REIT)	1,212,898

363,291	Vesuvius Plc	1,993,608

995,989	WM Morrison Supermarkets Plc	2,229,205

	Total United Kingdom	328,413,582

	United States — 11.0%

3,200	1st Source Corp.	134,560

15,600	A10 Networks, Inc. *	104,676

2,500	AAR Corp.	86,375

554,500	ACCO Brands Corp. (c)	4,441,545

197,900	Acushnet Holdings Corp. (c)	5,036,555

93,700	ADTRAN, Inc.	753,816

1,061,473	Advanced Disposal Services, Inc. * (c)	35,092,297

46,900	AgroFresh Solutions, Inc. *	102,711

118,380	Allergan Plc	22,571,515

3,300	Allied Motion Technologies, Inc.	127,182

95,000	Alpha & Omega Semiconductor Ltd. * (a)	1,029,800

19,400	Amalgamated Bank – Class A	310,594

31,900	American Equity Investment Life Holding Co.	806,432

258,600	Amkor Technology, Inc. *(a)	2,698,491

12,900	Arcosa, Inc.	554,184

16,700	Ares Commercial Real Estate Corp. (REIT)	254,842

45,500	Arlo Technologies, Inc. *	149,240

See accompanying notes to the financial statements.	71

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	United States — continued

48,500	Avista Corp. (a)	2,286,775

132,800	AVX Corp.	2,887,072

582,434	Axalta Coating Systems Ltd. * (a) (d)	14,514,255

11,700	Axcelis Technologies, Inc. *	280,683

12,000	Bancorp, Inc. (The) *	146,040

26,100	BankFinancial Corp.	295,974

20,100	Bassett Furniture Industries, Inc.	198,387

3,200	BCB Bancorp, Inc.	36,288

9,830	Bel Fuse, Inc. – Class B	112,455

216,500	Benchmark Electronics, Inc.	5,884,470

19,900	Berry Corp.	126,763

810	Biglari Holdings, Inc. – Class B *	85,423

192,800	Bloomin’ Brands, Inc.	3,468,472

3,700	Bonanza Creek Energy, Inc. *	60,273

158,800	Brady Corp. – Class A	7,517,592

7,100	Bridgewater Bancshares, Inc. *	88,750

88,500	Brinker International, Inc.	3,039,975

78	Bristol-Myers Squibb Co.	4,607

27,400	Brooks Automation, Inc. (a)	945,574

298,500	Builders FirstSource, Inc. *	6,778,935

124,000	Bunge Ltd. (a) (d)	5,821,800

1,450,225	Caesars Entertainment Corp. * (a)	18,432,360

23,200	Camden National Corp.	951,432

15,800	Carpenter Technology Corp. (a)	580,650

50,900	CBIZ, Inc. *	1,325,436

109,600	Cedar Realty Trust, Inc. (REIT)	283,864

7,000	Central Garden & Pet Co. *	187,460

8,900	Century Bancorp, Inc. – Class A	643,470

3,700	CEVA, Inc. *	105,117

299,860	Charles Schwab Corp. (The) (a)	12,219,295

9,200	Citi Trends, Inc.	181,884

16,000	Civista Bancshares, Inc.	306,240

38,600	Clarus Corp. (a)	446,216

8,600	CNB Financial Corp.	215,602

7,500	Community Trust Bancorp, Inc.	290,100

49,200	Computer Programs & Systems, Inc.	1,317,576

148,000	Comtech Telecommunications Corp. (a)	4,146,960

12,400	Consolidated Water Co. Ltd.	200,384

38,600	Core-Mark Holding Co., Inc.	888,186

445,500	CoreCivic, Inc. (REIT) (a)	6,597,855

283,900	CorePoint Lodging, Inc. (REIT)	2,259,844

23,700	CRA International, Inc.	1,102,287

5,700	Crocs, Inc. *	149,169

32,800	CSG Systems International, Inc. (a)	1,451,400

96,200	Curo Group Holdings Corp.	887,926

8,100	Cushman & Wakefield Plc *	147,339

1,061,482	Cypress Semiconductor Corp. (c)	24,509,619

114,400	Dana, Inc. (a)	1,645,072

29,900	Deluxe Corp. (a)	995,670

Shares	Description	Value ($)

	United States — continued

191,200	Designer Brands, Inc. – Class A (a)	2,583,112

157,500	DHI Group, Inc. *	359,100

46,800	Diamond Eagle Acquisition Corp. - Class A *	749,736

99,200	Digi International, Inc. *	1,313,408

81,500	Dime Community Bancshares, Inc.	1,367,570

4,047	Donegal Group, Inc. – Class A	57,751

125,500	Donnelley Financial Solutions, Inc. *	1,091,850

4,800	Douglas Dynamics, Inc.	208,944

80,200	DSP Group, Inc. *	1,091,522

16,400	Ducommun, Inc. *	732,260

120,000	DuPont de Nemours, Inc. (a) (d)	5,148,000

141,122	E*TRADE Financial Corp.	6,460,565

28,720	El Paso Electric Co.	1,949,226

199,700	Ellington Financial, Inc.	3,301,041

14,000	Emerald Holding, Inc.	96,040

14,600	Employers Holdings, Inc.	562,684

8,100	Enanta Pharmaceuticals, Inc. * (a)	412,128

46,900	Encore Capital Group, Inc. * (a)	1,742,804

47,200	Ennis, Inc.	948,720

241,325	Enova International, Inc. *	4,638,266

1,800	EnPro Industries, Inc.	97,110

7,100	ePlus, Inc. *	537,896

1,288,200	ESC NII Holdings, Inc. (e)	2,576,400

7,400	Escalade, Inc.	62,826

8,300	ESSA Bancorp, Inc. (a)	137,282

174,200	Essent Group Ltd. (a)	7,602,088

175,100	Ethan Allen Interiors, Inc. (a)	2,311,320

26,200	EVERTEC, Inc.	777,616

51,300	Evolution Petroleum Corp.	241,623

24,400	Farmers National Banc Corp.	366,732

7,800	Federal Agricultural Mortgage Corp. – Class C	585,468

221,800	Federal Signal Corp. (a)	6,432,200

101,500	Federated Investors, Inc. – Class B (a)	2,928,275

34,300	FedNat Holding Co.	447,272

24,130	Financial Institutions, Inc.	649,338

22,226	First Community Bankshares, Inc.	581,432

82,906	First Defiance Financial Corp.	1,982,697

7,100	First Financial Corp.	283,645

7,900	First Financial Northwest, Inc.	110,205

216,300	Flagstar Bancorp, Inc. (a)	6,895,644

14,100	Flushing Financial Corp. (a)	255,985

13,100	FONAR Corp. *	261,738

67,400	FormFactor, Inc. *	1,507,738

41,500	FTS International, Inc. * (a)	38,388

222,700	Fulton Financial Corp. (a)	3,218,015

3,100	Genesco, Inc. *	106,671

94,700	Genie Energy Ltd. – Class B	655,324

909,400	Genworth Financial, Inc. – Class A * (a)	3,546,660

72	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	United States — continued

125	Global Payments, Inc.	22,996

31,100	Gorman-Rupp Co. (The) (a)	994,889

12,100	Great Southern Bancorp, Inc.	620,851

80,600	Greif, Inc. – Class A (a)	2,848,404

132,000	Griffon Corp.	2,296,800

100,600	Group 1 Automotive, Inc.	8,574,138

116,600	Haverty Furniture Cos, Inc. (a)	1,961,212

5,400	Heidrick & Struggles International, Inc.	120,420

206,836	Herman Miller, Inc. (c)	7,082,065

10,300	Hibbett Sports, Inc. *	201,056

138,500	Hilltop Holdings, Inc. (a)	2,884,955

4,900	HNI Corp.	160,867

2,400	HomeTrust Bancshares, Inc.	57,024

5,700	Hurco Cos, Inc.	160,626

45,400	Hyster-Yale Materials Handling, Inc.	2,185,556

187,800	IBERIABANK Corp.	11,303,682

27,100	IDT Corp. – Class B *	208,670

1	II-VI, Inc. * (a)	30

1,200	Independence Holding Co.	44,532

44,563	Independent Bank Corp.	872,098

52,600	Information Services Group, Inc. *	166,742

32,762	Ingles Markets, Inc. – Class A	1,171,897

80,700	Innospec, Inc.	6,983,778

135,200	Insight Enterprises, Inc. * (a)	7,448,168

10,300	Integer Holdings Corp. *	928,751

64,100	Inter Parfums, Inc.	3,849,846

14,100	Interface, Inc.	205,719

82,200	International Bancshares Corp. (c)	2,803,020

51,357	INTL. FCStone, Inc. * (c)	2,339,311

367,400	Investors Bancorp, Inc. (a)	3,872,396

39,000	Johnson Outdoors, Inc. – Class A (c)	2,433,990

14,300	Kelly Services, Inc. – Class A	237,523

38,500	Kimball Electronics, Inc. *	521,675

102,200	Kimball International, Inc. – Class B (a)	1,653,596

27,200	Knoll, Inc. (a)	479,808

57,100	Koppers Holdings, Inc. *	1,248,206

27,900	La-Z-Boy, Inc. (a)	799,335

1,064,200	Laredo Petroleum, Inc. * (a)	1,149,336

62,300	Laureate Education, Inc. – Class A *	1,165,010

5,400	LB Foster Co. – Class A *	85,104

12,800	LCNB Corp.	202,624

17,600	Leaf Group Ltd. *	46,288

48,700	Legg Mason, Inc. (a)	2,426,234

975,820	Liberty Global Plc – Series C * (a) (c) (d)	18,140,494

203,400	Liberty TripAdvisor Holdings, Inc. – Class A *	885,807

31,500	Macatawa Bank Corp.	303,660

52,600	Marchex, Inc. – Class B *	136,234

5,700	Marlin Business Services Corp. (a)	112,062

76,800	Materion Corp. (c)	3,482,112

Shares	Description	Value ($)

	United States — continued

52,100	Matrix Service Co. *	629,368

71,600	MDC Holdings, Inc. (a)	2,816,744

14,400	Mellanox Technologies Ltd *	1,719,648

201,000	Meritor, Inc. * (a)	4,560,690

11,100	Miller Industries, Inc.	329,781

52,600	Modine Manufacturing Co. * (a)	392,396

97,000	Moog, Inc. – Class A	7,480,640

12,700	Mueller Industries, Inc.	355,346

9,700	MutualFirst Financial, Inc.	324,950

75,700	National General Holdings Corp.	1,473,879

163,400	Navient Corp.	1,834,982

659,300	Newmark Group, Inc. – Class A (a)	6,296,315

840	NexTier Oilfield Solutions, Inc. *	3,914

18,800	NIC, Inc. (a)	343,852

3,000	Nicolet Bankshares, Inc. *	199,350

700,000	Nielsen Holdings Plc (a) (d)	12,747,000

7,337	Northrim BanCorp, Inc.	256,428

236,700	Northwest Bancshares, Inc. (a)	3,287,763

518,500	Office Depot, Inc. (a)	1,218,475

204,500	OFG Bancorp (c)	3,423,330

657	Oil-Dri Corp. of America	19,993

3,000	Old Second Bancorp, Inc.	31,920

16,800	Olympic Steel, Inc. (a)	202,440

17,195	Onto Innovation, Inc. * (a)	525,651

8,300	Ooma, Inc. *	106,489

56,042	Oppenheimer Holdings, Inc. – Class A	1,329,877

3,500	Pacira BioSciences, Inc. *	151,830

12,100	Park-Ohio Holdings Corp.	296,692

645,500	Pattern Energy Group, Inc.– Class A	17,460,775

58,100	PC Connection, Inc. (a) (c)	2,362,927

347,500	PDL BioPharma, Inc. * (a)	1,181,500

65,700	Penn Virginia Corp. * (a)	1,044,630

1,650	Penns Woods Bancorp, Inc.	49,764

232,700	PennyMac Financial Services, Inc. (a)	8,205,002

409,500	PennyMac Mortgage Investment Trust (REIT) (a)	8,476,650

27,400	Perspecta, Inc.	684,178

121,351	PG&E Corp. *	1,880,940

10,500	Photronics, Inc. *	130,725

12,800	Plexus Corp. *	849,280

109,200	PNM Resources, Inc. (a)	5,141,136

200,400	PolyOne Corp. (a)	4,961,904

110,800	Popular, Inc.	5,316,184

77,600	Portland General Electric Co.	4,222,216

1,900	Preformed Line Products Co.	92,720

12,500	Premier Financial Bancorp, Inc.	208,125

142,200	Prestige Consumer Healthcare, Inc. * (a)	5,312,592

111,700	Progress Software Corp.	4,165,293

28	Prosperity Bancshares, Inc.	1,809

15,700	Protective Insurance Corp. – Class B (a)	223,882

See accompanying notes to the financial statements.	73

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	United States — continued

113,900	Qurate Retail, Inc. – Series A *	776,798

407,900	Radian Group, Inc. (a)	8,663,796

10,800	Rambus, Inc. * (a)	150,984

157,600	Realogy Holdings Corp.	1,460,952

9,000	Regional Management Corp. *	230,850

11,133	Republic Bancorp, Inc. – Class A	397,893

43,000	Resources Connection, Inc.	538,790

15,400	Riverview Bancorp, Inc.	99,330

18,700	Rocky Brands, Inc.	455,345

42,800	RTI Surgical Holdings, Inc. * (a)	158,360

28,900	Ryerson Holding Corp. *	240,737

212,800	SandRidge Energy, Inc. *	438,368

298,600	Sanmina Corp. * (c)	7,850,194

10,700	Scholastic Corp.	343,363

149,400	Schweitzer-Mauduit International, Inc. (a)	5,037,768

6,000	SeaSpine Holdings Corp. *	84,780

12,300	Semtech Corp. *	485,727

15,776	Seneca Foods Corp. – Class A *	547,743

9,400	Shiloh Industries, Inc. * (a)	32,524

83,400	Shoe Carnival, Inc.	2,494,494

36,700	Sierra Bancorp	874,194

11,000	SilverBow Resources, Inc. * (a)	30,910

23,900	SM Energy Co. (a)	157,023

165,100	Sonic Automotive, Inc. – Class A (a)	4,622,800

16,700	Sonos, Inc. *	192,718

127,300	Spok Holdings, Inc.	1,267,908

83,900	SPX Corp. *	3,517,927

8,100	Standard Motor Products, Inc.	356,400

17,400	Star Group LP	156,252

38,400	Steelcase, Inc. – Class A	622,848

32,300	Stepan Co.	2,836,909

114,700	Stoneridge, Inc. *	2,534,870

497,200	Summit Hotel Properties, Inc. (REIT) (c)	4,609,044

447,900	Sunstone Hotel Investors, Inc. (REIT) (a)	4,904,505

92,600	Sykes Enterprises, Inc. * (a)	2,933,568

1,507,100	Syncora Holdings Ltd	617,911

33,900	Systemax, Inc. (a)	707,154

621,100	TEGNA, Inc. (a)	8,894,152

151,800	Telephone & Data Systems, Inc.	3,057,252

19,300	Territorial Bancorp, Inc.	490,606

1,888,723	The Oneida Group (f)	2,870,859

236,168	Tiffany & Co. (c)	31,549,683

3,300	Timberland Bancorp, Inc.	76,725

20,700	Timken Co. (The) (c)	928,188

26,100	TPG RE Finance Trust, Inc.	501,642

93,100	Tredegar Corp.	1,588,286

19,800	TRI Pointe Group, Inc. *	303,534

83,800	Tribune Publishing Co.	961,186

Shares	Description	Value ($)

	United States — continued

53,200	TriCo Bancshares	1,799,224

446,524	TRU TAJ (f)	2,753,714

5,869	TRU TAJ Liquidation Unit Trust (e)	410,830

12,000	TrueBlue, Inc. *	178,560

5,500	Unisys Corp. *	85,415

5,421	United Security Bancshares	46,946

14,800	Unitil Corp.	833,832

137,200	Universal Corp. (a) (c)	6,770,820

4,000	Universal Electronics, Inc. *	168,880

125,800	Universal Forest Products, Inc. (a)	5,894,988

27,800	Varex Imaging Corp. * (a)	645,516

71,457	Vectrus, Inc. *	3,722,195

166,000	Vera Bradley, Inc. * (a)	1,371,160

21,800	Veritiv Corp. *	262,472

446,001	ViacomCBS, Inc. – Class B (a) (d)	10,976,085

12,700	Village Super Market, Inc. – Class A	260,985

19,200	Vishay Precision Group, Inc. *	527,424

6,800	Visteon Corp. * (a)	442,272

182,951	WABCO Holdings, Inc. * (c)	24,716,680

42,500	Waddell & Reed Financial, Inc. – Class A	584,800

175,000	Walgreens Boots Alliance, Inc. (a) (d)	8,008,000

90,200	Walker & Dunlop, Inc.	5,849,470

40,100	Warrior Met Coal, Inc. (a) (c)	710,572

70,525	Waterstone Financial, Inc.	1,172,831

13,900	Weis Markets, Inc.	517,775

9,400	West Bancorporation, Inc.	192,230

107,060	Westmoreland and Mining Holdings (f)	910,010

34,100	Westwood Holdings Group, Inc.	865,458

17,100	Weyco Group, Inc.	375,174

257,500	World Fuel Services Corp. (a) (c)	7,282,100

22,500	Worthington Industries, Inc.	715,500

834,028	Wright Medical Group NV * (a)	25,229,347

474,200	Xenia Hotels & Resorts, Inc. (REIT)	7,094,032

88,200	Xperi Corp.	1,516,158

630,529	Zayo Group Holdings, Inc. *	22,062,210

78,800	Zumiez, Inc. *	2,090,564

	Total United States	783,225,757

	Vietnam — 0.0%

621,320	Kinh Bac City Development Share Holding Corp	376,502

70,550	PetroVietnam Gas JSC	232,758

573,770	PetroVietnam Power Corp *	245,144

733,900	PetroVietnam Technical Services Corp	476,789

52,790	Pha Lai Thermal Power JSC	62,994

186,020	Vinh Hoan Corp	249,683

	Total Vietnam	1,643,870

	TOTAL COMMON STOCKS (COST $5,376,962,628)	4,993,687,654

74	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	PREFERRED STOCKS (g) — 1.4%

	Brazil — 0.3%

817,800	Banco do Estado do Rio Grande do Sul SA – Class B	3,319,186

528,500	Cia Paranaense de Energia – Class B	8,474,862

501,700	Petroleo Brasileiro SA	2,842,881

461,800	Telefonica Brasil SA	5,512,396

	Total Brazil	20,149,325

	Colombia — 0.0%

24,432	Banco Davivienda SA	291,585

353,991	Grupo Aval Acciones y Valores SA	145,853

	Total Colombia	437,438

	Germany — 0.1%

2,261	Draegerwerk AG & Co KGaA	145,725

42,754	Henkel AG & Co KGaA	3,983,262

21,662	Schaeffler AG	197,474

4,848	Sixt SE	297,320

5,489	Villeroy & Boch AG	76,782

	Total Germany	4,700,563

	Russia — 0.3%

88,786	Bashneft PJSC	2,229,804

1,463,130	Sberbank of Russia PJSC	4,797,526

33,269,500	Surgutneftegas PJSC	16,341,664

	Total Russia	23,368,994

	South Korea — 0.7%

9,531	Hyundai Motor Co (b)	590,193

12,112	Hyundai Motor Co (b)	662,366

88,945	LG Electronics Inc	1,757,782

1,143,175	Samsung Electronics Co Ltd	43,642,235

4,579	Samsung Electronics Co Ltd GDR (Registered)	4,413,330

	Total South Korea	51,065,906

	Taiwan — 0.0%

201,277	CTBC Financial Holding Co Ltd	440,664

	TOTAL PREFERRED STOCKS (COST $104,094,036)	100,162,890

	RIGHTS/WARRANTS — 0.0%

	Spain — 0.0%

107,374	ACS Actividades de Construccion y Servicios SA, Expires 03/03/20 * (a)	47,212

	United States — 0.0%

327,000	Bristol-Myers Squibb Co., Expires 03/31/21 *	1,095,450

222,285	Contra Clementia Pharma CVR (e)	300,085

Shares / Par Value†		Description	Value ($)

		United States — continued

	2,616,810	Media General, Inc. CVR (e)	130,841

		Total United States	1,526,376

		TOTAL RIGHTS/WARRANTS (COST $1,048,773)	1,573,588

		INVESTMENT FUNDS — 3.1%

		United States — 3.1%

	1,368,800	Altaba, Inc. (e)	29,566,080

	216,882	iShares Core MSCI Emerging Markets ETF	10,564,322

	617,800	iShares Core S&P 500 ETF	182,813,198

		Total United States	222,943,600

		TOTAL INVESTMENT FUNDS (COST $244,184,664)	222,943,600

		DEBT OBLIGATIONS — 16.3%

		Brazil — 0.1%

		Corporate Debt — 0.1%

	4,400,000	Oi SA, 10.00%, due 07/27/25	4,261,538

		Israel — 0.0%

		Corporate Debt — 0.0%

	2,283,000	Teva Pharmaceutical Finance Co. LLC, 6.15%, due 02/01/36	2,223,071

		Italy — 0.1%

		Corporate Debt — 0.1%

	2,645,000	Intesa Sanpaolo SPA, 144A, 4.38%, due 01/12/48	2,843,452

	1,440,000	Intesa Sanpaolo SPA, 144A, 4.70%, due 09/23/49	1,598,487

		Total Italy	4,441,939

		Jamaica — 0.1%

		Corporate Debt — 0.1%

	2,877,000	Digicel Ltd., 144A, 8.25%, due 12/30/22	1,848,473

	2,817,000	Digicel Ltd., Reg S, 6.75%, due 03/01/23	1,797,598

		Total Jamaica	3,646,071

		Japan — 0.4%

		Foreign Government Obligations — 0.4%

JPY	1,100,000,000	Japan Treasury Discount Bill, Zero Coupon, due 05/07/20	10,200,874

JPY	2,400,000,000	Japan Treasury Discount Bill, Zero Coupon, due 06/01/20	22,259,024

		Total Foreign Government Obligations	32,459,898

		Total Japan	32,459,898

See accompanying notes to the financial statements.	75

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Par Value†		Description	Value ($)

		Luxembourg — 0.1%

		Bank Loans — 0.1%

	2,700,000	Intelsat Jackson Holdings SA, 2017 Term Loan B5, 6.63%, due 01/02/24 (e)	2,704,509

	6,486,202	SkillSoft Corp., 1st Lien Term Loan, 6.53%, due 04/28/21 (e)	5,059,238

	1,390,000	Travelport Finance (Luxembourg) S.a.r.l., 2019 Term Loan, Variable Rate, 5.00%, due 05/29/26	1,049,450

		Total Luxembourg	8,813,197

		Netherlands — 0.1%

		Corporate Debt — 0.1%

EUR	7,972,000	Hema Bondco I BV, Reg S, Variable Rate, 6.25%, due 07/15/22	6,611,079

		Puerto Rico — 0.2%

		Asset-Backed Securities — 0.0%

	1,040,000	Commonwealth of Puerto Rico – Class A, 5.00%, due 07/01/20 (h)	847,600

	1,040,000	Commonwealth of Puerto Rico – Class A, 5.00%, due 07/01/41 (h)	785,200

		Total Asset-Backed Securities	1,632,800

		Municipal Obligations — 0.2%

	1,500,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), Series A, 6.05%, due 07/01/28	1,456,875

	3,320,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien), Series A, 6.10%, due 07/01/34	3,158,150

	524,834	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien) - Class A, 6.00%, due 07/01/44	544,515

	6,320,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, (Senior Lien) - Class B, 5.35%, due 07/01/27	6,241,000

	1,518,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Class B, 6.05%, due 07/01/28	1,474,358

		Total Municipal Obligations	12,874,898

		Total Puerto Rico	14,507,698

		Saint Lucia — 0.1%

		Bank Loans — 0.0%

	2,200,000	Digicel International Finance Limited, 2017 Term Loan B, 4.87%, due 05/28/24(e)	1,925,000

		Corporate Debt — 0.1%

	2,920,000	Digicel International Finance Ltd / Digicel Holdings Bermuda Ltd, Reg S, 8.75%, due 05/25/24	2,905,400

Par Value†		Description	Value ($)

		Saint Lucia — continued

		Corporate Debt — continued

	1,430,000	Digicel International Finance Ltd / Digicel Holdings Bermuda Ltd, 144A, 8.75%, due 05/25/24	1,422,850

		Total Saint Lucia	6,253,250

		United Kingdom — 0.0%

		Corporate Debt — 0.0%

GBP	2,200,000	Pizzaexpress Financing 2 Plc, Reg S, 6.63%, due 01/08/21	2,449,804

		United States — 15.1%

		Asset-Backed Securities — 0.3%

	387,959	AMMC CLO XIII Ltd., Series 13-13A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 2.75%, due 07/24/29	388,348

	655,160	Apidos CLO XII, Series 13-12A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.43%, due 04/15/31	655,013

	298,000	Apidos CLO XV, Series 13-15A, Class XRR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.42%, due 04/20/31	297,997

	149,000	Ares XXXIIR CLO Ltd., Series 14-32RA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.29%, due 05/15/30	148,999

	326,093	Atlas Senior Loan Fund III Ltd., Series 13-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.29%, due 11/17/27	326,091

	508,057	Atlas Senior Loan Fund XI Ltd., Series 18-11A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 2.54%, due 07/26/31	508,051

	141,656	Avery Point III CLO Ltd., Series 13-3A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 2.94%, due 01/18/25	141,752

	583,633	Avery Point IV CLO Ltd., Series 14-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.10%, 2.89%, due 04/25/26	584,113

	919,755	Babson CLO Ltd., Series 14-IA, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 2.97%, due 07/20/25	920,446

	357,600	Barings CLO Ltd., Series 18-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.43%, due 04/15/30	357,596

	1,659,176	Bayview Commercial Asset Trust, Series 07-5A, Class A3, 144A, Variable Rate, 1 mo. LIBOR + 1.00%, 2.63%, due 10/25/37	1,652,409

	633,422	Bayview Commercial Mortgage Pass-Through Trust, Series 06-SP1, Class M3, 144A, Variable Rate, 1 mo. LIBOR + 0.86%, 2.48%, due 04/25/36	633,296

76	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

223,500	BlueMountain CLO Ltd., Series 15-4A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 2.37%, due 04/20/30	223,498

149,000	BlueMountain CLO Ltd., Series 15-3A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.42%, due 04/20/31	148,999

156,355	Brookside Mill CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.44%, due 01/17/28	156,353

770,117	Canyon Capital CLO Ltd., Series 16-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 2.53%, due 07/15/31	770,109

339,492	Catamaran CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.40%, due 04/22/30	339,479

7,063,382	Crest G-Star LP, Series 01-1A, Class D, 144A, 9.00%, due 11/28/35	141,268

502,875	Crown Point CLO Ltd., Series 18-4A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.42%, due 04/20/31	502,871

197,195	CVP Cascade CLO-1 Ltd., Series 13-CLO1, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.15%, 2.99%, due 01/16/26	197,290

719,670	Galaxy XXVII CLO Ltd., Series 18-27A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.29%, due 05/16/31	719,651

361,082	Goldentree Loan Management US CLO 2 Ltd., Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.42%, due 11/28/30	361,069

396,074	Greywolf CLO V Ltd., Series 15-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.44%, due 01/27/31	396,057

295,020	ICG US CLO Ltd., Series 14-2A, Class XRR, 144A, Variable Rate, 3 mo. LIBOR + 0.55%, 2.38%, due 01/15/31	295,017

1,524,193	KeyCorp Student Loan Trust, Series 00-B, Class A2, Variable Rate, 3 mo. LIBOR + 0.31%, 2.10%, due 07/25/29	1,499,955

424,650	Kingsland VIII Ltd., Series 18-8A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.70%, 2.52%, due 04/20/31	424,646

777,937	LCM XVIII LP, Series 18A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.42%, due 04/20/31	777,930

482,436	LCM XXV Ltd., Series 25,A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.95%, 2.77%, due 07/20/30	482,831

Par Value†	Description	Value ($)

	United States — continued

	Asset-Backed Securities — continued

360,055	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class M2, 144A, Variable Rate, 1 mo. LIBOR + 0.43%, 2.06%, due 04/25/31	359,331

2,051,416	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-2A, Class 1A3, 144A, Variable Rate, 1 mo. LIBOR + 0.27%, 1.90%, due 06/25/37	2,030,523

1,251,600	Madison Park Funding XIII Ltd., Series 14-13A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.60%, 2.42%, due 04/19/30	1,251,552

678,984	Mountain View CLO LLC, Series 17-2A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.65%, 2.49%, due 01/16/31	677,761

231,688	Mountain View CLO Ltd., Series 13-1A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 2.60%, due 10/12/30	231,436

500,816	Silvermore CLO Ltd., Series 14-1A, Class A1R, 144A, Variable Rate, 3 mo. LIBOR + 1.17%, 2.86%, due 05/15/26	501,144

1,271,467	Telos CLO Ltd., Series 14-5A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 2.59%, due 04/17/28	1,271,453

1,109,007	Telos CLO Ltd., Series 13-4A, Class XR, 144A, Variable Rate, 3 mo. LIBOR + 0.75%, 2.59%, due 01/17/30	1,108,995

483,186	TICP CLO I-2 Ltd., Series 18-IA, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.63%, 2.42%, due 04/26/28	483,189

1,307,109	Velocity Commercial Capital Loan Trust, Series 17-1, Class AFL, 144A, Variable Rate, 1 mo. LIBOR + 1.25%, 2.88%, due 05/25/47	1,307,564

459,124	Velocity Commercial Capital Loan Trust, Series 17-1, Class AFX, 144A, Variable Rate, 3.00%, due 05/25/47	460,000

141,550	Voya CLO Ltd., Series 14-1A, Class X, 144A, Variable Rate, 3 mo. LIBOR + 0.63%, 2.45%, due 04/18/31	141,549

	Total Asset-Backed Securities	23,875,631

	Bank Loans — 1.1%

7,855,730	21st Century Oncology Holdings, Inc., Exit Term Loan, 3 mo. LIBOR + 6.13%, 7.92%, due 01/16/23 (e)	7,786,992

3,431,291	BI-LO Holding LLC, Exit Term Loan B, Variable Rate, 9.74%, due 05/31/24	3,139,632

4,830,600	Flexential Intermediate Corporation, 2017 1st Lien Term Loan, Variable Rate, 5.44%, due 08/01/24	3,906,748

See accompanying notes to the financial statements.	77

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Par Value†	Description	Value ($)

	United States — continued

	Bank Loans — continued

13,430,896	J.C. Penney Corp., Inc., 2016 Term Loan B, 5.86%, due 06/23/23 (e)	11,281,953

4,994,567	Murray Energy Corp., DIP Term Loan, 13.00%, due 07/31/20 (e)	4,982,081

7,435,313	Murray Energy Corp., 2018 Term Loan B2, Zero Coupon, due 10/17/22 (e)	1,171,062

1,400,000	Pacific Gas & Electric Company, Revolver, 0.50%, due 04/27/22 (e)	1,459,500

11,819,670	Quorum Health Corp., Term Loan B, 8.53%, due 04/29/22 (e)	11,760,571

5,608,800	Transform SR Holdings LLC, Term Loan, 8.90%, due 02/12/24 (e)	5,566,734

3,958,228	West Corporation, 2018 Term Loan B1, 5.10%, due 10/10/24 (e)	3,107,209

9,086,424	Westmoreland Coal Co., PIK Term Loan, 7.50%, due 03/15/29 (e)	6,814,818

4,856,988	Windstream Services LLC, Term Loan B7, 9.00%, due 02/17/24 (e)	4,274,149

9,519,308	WP CPP Holdings LLC, 2018 2nd Lien Term Loan, 9.53%, due 04/30/26 (e)	9,328,922

1,365,900	WP CPP Holdings, LLC, 2018 Term Loan, Variable Rate, 3.75%, due 04/30/25	1,321,508

	Total Bank Loans	75,901,879

	Corporate Debt — 0.6%

1,257,000	Ahern Rentals, Inc., 144A, 7.38%, due 05/15/23	972,503

2,280,000	Bruin E&P Partners LLC, 144A, 8.88%, due 08/01/23	1,208,400

2,111,000	CHS/Community Health Systems, Inc., 144A, 8.13%, due 06/30/24	1,942,120

1,125,000	CHS/Community Health Systems, Inc., 144A, 6.88%, due 04/01/28	641,250

3,391,000	Exela Intermediate LLC / Exela Finance, Inc., 144A, 10.00%, due 07/15/23 (i)	1,144,462

634,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.50%, due 05/01/21 (i)	545,240

1,250,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, due 01/15/22	1,050,000

1,238,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, due 06/15/23	1,034,250

1,791,000	Frontier Communications Corp., 7.13%, due 01/15/23	828,338

5,534,000	Frontier Communications Corp., 11.00%, due 09/15/25	2,531,805

5,400,000	Frontier Communications Corp., 144A, 8.50%, due 04/01/26	5,467,500

2,024,000	Frontier Communications Corp., 144A, 8.00%, due 04/01/27	2,099,900

2,800,000	Gulfport Energy Corp., 6.38%, due 01/15/26	952,000

14,661,000	Murray Energy Corp., 144A, 11.25%, due 04/15/21 (h)	147

Par Value†	Description	Value ($)

	United States — continued

	Corporate Debt — continued

1,640,000	NGL Energy Partners LP / NGL Energy Finance Corp., 7.50%, due 04/15/26	1,394,000

1,854,000	Owens & Minor, Inc., 4.38%, due 12/15/24	1,502,667

4,200,000	Pacific Gas & Electric Co., 3.50%, due 10/01/20 (h)	4,410,000

1,700,000	Pacific Gas & Electric Co., 3.25%, due 09/15/21 (h)	1,785,000

1,200,000	Tenet Healthcare Corp., 5.13%, due 05/01/25	1,209,000

8,431,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 144A, REIT, 6.00%, due 04/15/23	8,241,302

2,300,000	VOC Escrow Ltd., 144A, 5.00%, due 02/15/28	2,052,750

1,700,000	Windstream Holding of the Midwest, Inc., 6.75%, due 04/01/28 (h)	1,479,000

	Total Corporate Debt	42,491,634

	U.S. Government — 12.0%

21,825,458	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (j)	22,481,420

109,327,612	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/26 (j)	115,426,035

45,835,977	U.S. Treasury Inflation Indexed Bond, 0.38%, due 01/15/27 (j)	47,944,569

30,456,566	U.S. Treasury Inflation Indexed Bond, 0.50%, due 01/15/28 (j)	32,307,107

43,983,479	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (j)	50,932,507

3,705,024	U.S. Treasury Inflation Indexed Bond, 0.75%, due 07/15/28 (j)	4,037,011

35,836,661	U.S. Treasury Inflation Indexed Bond, 0.88%, due 01/15/29 (j)	39,462,048

68,624,161	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (j)	85,508,309

72,944,555	U.S. Treasury Inflation Indexed Bond, 0.13%, due 01/15/30 (j)	75,855,458

22,800,000	U.S. Treasury Note, 1.13%, due 02/28/21	22,810,688

23,700,000	U.S. Treasury Note, 1.13%, due 06/30/21	23,734,254

25,000,000	U.S. Treasury Note, 1.13%, due 07/31/21	25,043,945

6,800,000	U.S. Treasury Note, 1.38%, due 01/31/21	6,816,469

17,500,000	U.S. Treasury Note, 1.38%, due 04/30/21	17,560,156

25,000,000	U.S. Treasury Note, 1.38%, due 05/31/21	25,111,328

25,000,000	U.S. Treasury Note, 1.50%, due 05/31/20	25,002,930

700,000	U.S. Treasury Note, 1.63%, due 11/30/20	702,379

78	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Par Value†		Description	Value ($)

		United States — continued

		U.S. Government — continued

	12,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 1.54%, due 04/30/20	12,000,144

	2,250,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 1.55%, due 07/31/20	2,250,135

	71,200,000	U.S. Treasury Note, Variable Rate, USBM + 0.05%, 1.56%, due 10/31/20 (c)	71,206,697

	50,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.12%, 1.63%, due 01/31/21 (c)	50,031,192

	70,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.15%, 1.66%, due 01/31/22 (c)	69,985,082

	25,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.30%, 1.81%, due 10/31/21 (c)	25,090,518

		Total U.S. Government	851,300,381

		U.S. Government Agency — 1.1%

	8,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.14%, 1.69%, due 04/20/20	7,999,748

	64,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.21%, 1.47%, due 05/22/20	64,001,404

	6,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.13%, 1.71%, due 10/16/20	6,002,576

		Total U.S. Government Agency	78,003,728

		Total United States	1,071,573,253

		TOTAL DEBT OBLIGATIONS (COST $1,154,728,775)	1,157,240,798

		MUTUAL FUNDS — 0.1%

		United States — 0.1%

		Affiliated Issuers — 0.1%

	1,215,777	GMO U.S. Treasury Fund (k)	6,103,201

		TOTAL MUTUAL FUNDS (COST $6,091,214)	6,103,201

		SHORT-TERM INVESTMENTS — 10.6%

		Foreign Government Obligations — 6.6%

CAD	30,000,000	Canadian Treasury Bill, Zero Coupon, due 03/19/20	22,331,533

JPY	2,365,000,000	Japan Treasury Discount Bill, Zero Coupon, due 03/02/20	21,926,752

JPY	2,590,000,000	Japan Treasury Discount Bill, Zero Coupon, due 03/16/20	24,013,727

JPY	7,300,000,000	Japan Treasury Discount Bill, Zero Coupon, due 04/06/20	67,687,796

JPY	6,266,000,000	Japan Treasury Discount Bill, Zero Coupon, due 04/13/20	58,101,777

JPY	6,000,000,000	Japan Treasury Discount Bill, Zero Coupon, due 04/27/20	55,638,548

Par Value† / Shares		Description	Value ($)

		Foreign Government Obligations — continued

JPY	12,900,000,000	Japan Treasury Discount Bill, Zero Coupon, due 05/11/20	119,630,824

JPY	10,550,000,000	Japan Treasury Discount Bill, Zero Coupon, due 05/18/20	97,841,143

		Total Foreign Government Obligations	467,172,100

		Money Market Funds — 0.2%

	95,848	SSgA USD Liquidity Fund - Class D shares, 1.61% (l)	95,848

	14,674,475	State Street Institutional Treasury Money Market Fund – Premier Class, 1.50% (m)	14,674,475

		Total Money Market Funds	14,770,323

		Repurchase Agreements — 3.0%

	215,143,294	Daiwa Capital Markets America Inc. Repurchase Agreement, dated 02/28/20, maturing on 03/02/20 with a maturity value of $215,171,442 and an effective yield of 1.57%, collateralized by a U.S. Treasury Note with maturity date 08/15/25 and a market value of $220,601,940.	215,143,294

		Total Repurchase Agreements	215,143,294

		U.S. Government — 0.8%

	1,100,000	U.S. Treasury Bill, 0.50%, due 03/03/20 (n)	1,099,955

	50,950,000	U.S. Treasury Bill, 1.34%, due 04/02/20 (l) (n)	50,888,457

		Total U.S. Government	51,988,412

		TOTAL SHORT-TERM INVESTMENTS (COST $742,566,670)	749,074,129

See accompanying notes to the financial statements.	79

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

PURCHASED OPTIONS — 0.1%

Description	Counterparty	Exercise Price	Expiration Date	Principal Amount		Notional Amount		Value ($)
Currency Options — Puts — 0.0%
EUR Put/CHF Call	CITI	1.06	04/28/20	EUR	44,850,000	EUR	44,850,000	236,371

Total Currency Options — Puts								236,371

Description	Exercise Price	Expiration Date	Number of Contracts		Notional Amount		Value ($)
Equity Options — Calls — 0.0%
Bunge Ltd. (d)	65.00	07/17/20	USD	660	USD	3,098,700	3,300
DuPont de Nemours, Inc. (d)	85.00	06/19/20	USD	800	USD	3,432,000	2,400

Total Equity Options — Calls							5,700

Equity Options — Puts — 0.1%
PPG Industries, Inc.	110.00	05/15/20	USD	1,000	USD	10,445,000	995,000
DuPont de Nemours, Inc. (d)	50.00	06/19/20	USD	3,200	USD	13,728,000	2,560,000
PPG Industries, Inc.	120.00	08/21/20	USD	812	USD	8,481,340	1,429,120

Total Equity Options — Puts							4,984,120

Index Options — Puts — 0.0%
S&P 500 Index	3,075.00	06/19/20	USD	15	USD	4,431,330	313,800
S&P 500 Index	3,125.00	06/19/20	USD	10	USD	2,954,220	233,800
S&P 500 Index	3,200.00	06/19/20	USD	70	USD	20,679,540	1,997,100
S&P 500 Index	2,850.00	03/20/20	USD	125	USD	36,927,750	931,250

Total Index Options — Puts							3,475,950

TOTAL PURCHASED OPTIONS (COST $3,915,543)	8,702,141

TOTAL INVESTMENTS — 101.8% (Cost $7,633,592,303)	7,239,488,001

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (3.5)%

	Common Stocks — (3.3)%

	Austria — (0.1)%

(31,879)	ANDRITZ AG	(1,128,124)

(30,724)	IMMOFINANZ AG *	(791,441)

(7,332)	Schoeller-Bleckmann Oilfield Equipment AG	(299,288)

(3,028)	Verbund AG	(144,230)

(147,840)	voestalpine AG	(3,219,172)

	Total Austria	(5,582,255)

	Brazil — (0.1)%

(230,000)	Pagseguro Digital Ltd – Class A *	(7,215,100)

	Canada — (0.1)%

(281,100)	AltaGas Ltd	(4,203,149)

(162,995)	Westshore Terminals Investment Corp	(1,711,007)

	Total Canada	(5,914,156)

Shares	Description	Value ($)

	Common Stocks — continued

	Denmark — (0.1)%

(1,770)	AP Moller – Maersk A/S – Class A	(1,678,460)

(2,190)	AP Moller – Maersk A/S – Class B	(2,209,951)

(56,540)	Chr Hansen Holding A/S	(4,076,173)

(6,774)	DFDS A/S	(237,131)

(3)	DSV A/S	(304)

(44,787)	Jyske Bank A/S (Registered) *	(1,542,502)

(13,453)	Sydbank A/S	(248,914)

	Total Denmark	(9,993,435)

	Finland — (0.0)%

(539,917)	Nokia Oyj	(2,063,045)

(22,964)	Nokian Renkaat Oyj	(601,089)

(14,602)	Wartsila Oyj Abp	(152,664)

	Total Finland	(2,816,798)

	France — (0.5)%

(211,460)	ArcelorMittal SA	(3,011,174)

(21,959)	CGG SA *	(61,053)

(96,365)	Electricite de France SA	(1,352,623)

(672,280)	Peugeot SA	(13,028,158)

80	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	Common Stocks — continued

	France — continued

(214,795)	Worldline SA *	(16,569,581)

	Total France	(34,022,589)

	Germany — (0.2)%

(1,282,285)	Deutsche Bank AG (Registered) *	(11,257,806)

(43,200)	QIAGEN NV *	(1,550,880)

(8,464)	thyssenkrupp AG *	(82,992)

	Total Germany	(12,891,678)

	Ireland — (0.3)%

(220,403)	Flutter Entertainment Plc	(23,712,260)

	Israel — (0.0)%

(18,200)	Wix.com Ltd *	(2,439,346)

	Italy — (0.1)%

(1,122,327)	Saipem SPA *	(4,288,472)

	Japan — (0.2)%

(31,900)	Coca-Cola Bottlers Japan Holdings Inc	(735,744)

(106,500)	Japan Lifeline Co Ltd *	(1,297,759)

(224,900)	JGC Holding Corp *	(2,718,780)

(55,400)	Keikyu Corp	(835,753)

(26,100)	Kyushu Electric Power Co Inc	(188,944)

(300)	Lawson Inc	(16,024)

(7,300)	Maruichi Steel Tube Ltd	(176,314)

(6,800)	Mitsubishi Materials Corp	(154,265)

(201,500)	Mitsui OSK Lines Ltd *	(4,150,585)

(198,600)	Nippon Yusen KK	(2,824,741)

(6,000)	Odakyu Electric Railway Co Ltd	(115,308)

(629,500)	Orient Corp *	(778,431)

(112,300)	Yamato Holdings Co Ltd	(1,772,902)

	Total Japan	(15,765,550)

	Luxembourg — (0.0)%

(25,700)	Intelsat SA *	(99,202)

	Netherlands — (0.1)%

(38,600)	InterXion Holding NV *	(3,276,754)

(15,064)	Just Eat Takeaway *	(1,316,262)

	Total Netherlands	(4,593,016)

	Norway — (0.0)%

(10,854)	Borr Drilling Ltd *	(23,262)

	Singapore — (0.0)%

(241,500)	Singapore Post Ltd	(136,700)

	Spain — (0.1)%

(66,836)	Cellnex Telecom SA	(3,258,539)

	Sweden — (0.0)%

(3,700)	Spotify Technology SA *	(507,344)

Shares	Description	Value ($)

	Common Stocks — continued

	Switzerland — (0.0)%

(1,425)	Dufry AG (Registered)	(104,575)

(438)	Swiss Prime Site AG (Registered)	(52,847)

	Total Switzerland	(157,422)

	United Kingdom — (0.1)%

(28,181)	Dechra Pharmaceuticals Plc	(967,663)

(52,700)	Farfetch Ltd – Class A *	(588,659)

(1,041,733)	G4S Plc	(2,306,596)

(1,389,144)	Melrose Industries Plc	(3,841,841)

(71,802)	Weir Group Plc (The)	(1,212,777)

	Total United Kingdom	(8,917,536)

	United States — (1.3)%

(102,574)	AbbVie, Inc.	(8,791,618)

(17)	Centene Corp. *	(901)

(1)	CVS Health Corp.	(59)

(264,823)	Digital Realty Trust, Inc. (REIT)	(31,807,890)

(130,555)	Eldorado Resorts, Inc. *	(6,551,250)

(1)	Fidelity National Information Services, Inc.	(140)

(861,222)	First Horizon National Corp.	(11,480,089)

(446,543)	Liberty Global Plc – Class A * (d)	(8,716,519)

(147,219)	Morgan Stanley	(6,629,272)

(74,400)	NGL Energy Partners LP	(607,104)

(77,833)	Seritage Growth Properties (REIT) *	(2,675,899)

(276,701)	TD Ameritrade Holding Corp.	(11,685,083)

(15)	Truist Financial Corp.	(692)

	Total United States	(88,946,516)

	TOTAL COMMON STOCKS (PROCEEDS $247,434,980)	(231,281,176)

	DEBT OBLIGATIONS — (0.2)%

	Corporate Debt — (0.2)%

	United States — (0.2)%

(4,200,000)	Calumet Specialty Products Partners LP / Calumet Finance Corp., 7.63%, due 01/15/22	(4,177,740)

(6,120,000)	Intrado Corp., 144A, 8.50%, due 10/15/25	(4,146,300)

(1,200,000)	Tenet Healthcare Corp., 6.75%, due 06/15/23	(1,289,004)

(2,900,000)	U.S. Concrete, Inc., 6.38%, due 06/01/24	(2,963,133)

(3,969,100)	United States Steel Corp., 6.88%, due 08/15/25	(3,453,117)

	Total United States	(16,029,294)

	TOTAL DEBT OBLIGATIONS (PROCEEDS $16,133,671)	(16,029,294)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $263,568,651)	(247,310,470)

	Other Assets and Liabilities (net) — 1.7%	122,128,590

	TOTAL NET ASSETS — 100.0%	$7,114,306,121

See accompanying notes to the financial statements.	81

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 29, 2020

A summary of outstanding financial instruments at February 29, 2020 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
05/06/2020	MSCI	AUD	162,240,050	USD	109,045,173	3,220,949
05/05/2020	CITI	BRL	4,638,129	USD	1,070,000	36,010
05/05/2020	MSCI	BRL	75,569,011	USD	17,814,687	967,900
03/03/2020	MSCI	CAD	73,969,314	USD	56,690,000	1,581,435
03/19/2020	MSCI	CAD	30,000,000	USD	22,805,268	454,196
05/04/2020	JPM	CHF	50,812,393	USD	52,746,195	(144,265)
05/14/2020	JPM	CHF	94,549,136	USD	97,524,189	(952,526)
04/07/2020	MSCI	CLP	11,551,544,300	USD	15,231,467	1,105,908
05/06/2020	JPM	COP	11,505,150,000	USD	3,330,000	72,641
05/06/2020	MSCI	COP	29,950,130,300	USD	8,833,804	354,269
04/14/2020	MSCI	CZK	176,457,773	USD	7,734,943	81,749
04/17/2020	BCLY	EUR	1,423,178	USD	1,548,811	(26,570)
04/17/2020	BOA	EUR	1,171,242	USD	1,283,136	(13,366)
04/17/2020	DB	EUR	1,436,938	USD	1,593,288	2,675
04/17/2020	GS	EUR	2,416,914	USD	2,654,123	(21,272)
04/17/2020	MSCI	EUR	3,217,810	USD	3,588,932	26,988
04/27/2020	DB	EUR	11,410,000	USD	12,541,285	(96,044)
04/27/2020	MSCI	EUR	14,130,000	USD	15,337,832	(312,075)
04/17/2020	MSCI	GBP	2,079,178	USD	2,712,319	43,307
05/14/2020	JPM	GBP	24,297,300	USD	31,612,367	404,352
04/14/2020	MSCI	HUF	4,733,417,345	USD	15,895,152	424,085
03/02/2020	CITI	JPY	2,365,000,000	USD	21,921,982	(4,589)
03/09/2020	MSCI	JPY	919,913,075	USD	8,380,000	(151,580)
03/16/2020	MSCI	JPY	2,590,000,000	USD	24,005,486	(24,339)
04/06/2020	GS	JPY	3,000,000,000	USD	27,738,456	(127,048)
04/06/2020	JPM	JPY	4,300,000,000	USD	39,849,923	(90,632)
04/13/2020	JPM	JPY	3,133,000,000	USD	28,713,463	(397,037)
04/13/2020	MSCI	JPY	3,133,000,000	USD	28,719,625	(390,875)
04/17/2020	BOA	JPY	2,439,516,820	USD	22,305,657	(365,577)
04/17/2020	DB	JPY	19,909,000	USD	181,943	(3,077)
04/17/2020	MSCI	JPY	5,720,000	USD	52,195	(962)
04/27/2020	MSCI	JPY	6,000,000,000	USD	54,827,157	(959,188)
05/07/2020	BCLY	JPY	1,100,000,000	USD	10,146,594	(85,740)
05/11/2020	BCLY	JPY	12,900,000,000	USD	118,010,151	(2,008,868)
05/18/2020	BCLY	JPY	8,850,000,000	USD	80,963,186	(1,401,440)
05/18/2020	GS	JPY	1,700,000,000	USD	15,254,545	(566,909)
06/01/2020	GS	JPY	2,400,000,000	USD	22,176,268	(174,015)
03/05/2020	JPM	KRW	7,610,644,105	USD	6,369,599	83,143
03/05/2020	MSCI	KRW	8,840,743,995	USD	7,480,719	178,191
03/04/2020	JPM	NOK	329,029,741	USD	35,490,000	518,194
03/04/2020	MSCI	NOK	202,917,549	USD	21,950,000	382,366
04/08/2020	JPM	PEN	10,849,828	USD	3,196,514	61,705
03/04/2020	JPM	PHP	166,485,820	USD	3,246,603	(18,437)
06/02/2020	MSCI	PHP	92,325,120	USD	1,795,161	(2,618)
03/13/2020	CITI	PLN	15,724,625	USD	4,010,000	447
03/13/2020	MSCI	PLN	44,672,773	USD	11,564,270	173,355
04/30/2020	JPM	RON	9,674,430	USD	2,180,000	(33,240)
04/30/2020	MSCI	RON	42,493,999	USD	9,754,608	33,165
04/20/2020	GS	RUB	99,723,987	USD	1,510,000	31,968
03/06/2020	JPM	SEK	167,821,674	USD	17,290,000	(177,072)
05/18/2020	JPM	SGD	2,976,531	USD	2,143,616	5,641
03/13/2020	JPM	THB	111,646,752	USD	3,570,000	31,234
03/13/2020	MSCI	THB	182,338,909	USD	5,780,000	568
04/16/2020	MSCI	TRY	49,983,569	USD	8,336,013	481,444

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
04/08/2020	JPM	TWD	57,910,142	USD	1,940,298	12,226
05/06/2020	GS	USD	5,136,214	AUD	7,590,000	(185,489)
03/03/2020	MSCI	USD	143,850,610	CAD	191,198,319	(1,404,176)
05/12/2020	MSCI	USD	2,410,065	CAD	3,203,783	(23,253)
05/04/2020	JPM	USD	9,860,000	CHF	9,599,801	132,402
04/07/2020	JPM	USD	7,420,000	CLP	5,886,147,500	(222,251)
04/07/2020	MSCI	USD	5,320,000	CLP	4,268,552,500	(100,292)
04/14/2020	CITI	USD	2,040,000	CZK	46,504,289	(23,051)
04/27/2020	CITI	USD	8,313,886	EUR	7,520,000	15,010
04/27/2020	JPM	USD	8,932,199	EUR	8,070,000	5,859
04/27/2020	MSCI	USD	36,213,917	EUR	32,660,000	(40,810)
05/14/2020	JPM	USD	31,482,266	GBP	24,270,000	(309,316)
05/20/2020	MSCI	USD	3,282,594	IDR	45,404,833,400	(191,899)
05/28/2020	MSCI	USD	8,794,344	ILS	30,058,187	(92,117)
05/04/2020	CITI	USD	1,610,000	INR	115,636,318	(23,398)
05/04/2020	JPM	USD	3,257,119	INR	234,933,590	(33,685)
03/09/2020	CITI	USD	9,610,000	JPY	1,050,375,499	131,532
03/09/2020	JPM	USD	41,344,120	JPY	4,474,452,051	153,436
03/09/2020	MSCI	USD	27,520,000	JPY	3,033,813,133	616,592
03/05/2020	CITI	USD	1,970,000	KRW	2,277,221,500	(88,996)
03/05/2020	JPM	USD	9,630,000	KRW	11,276,778,600	(315,286)
03/05/2020	MSCI	USD	2,460,000	KRW	2,897,388,000	(66,733)
04/03/2020	JPM	USD	2,410,397	KRW	2,910,916,105	13,347
05/21/2020	MSCI	USD	14,856,494	MXN	279,856,228	(812,144)
03/04/2020	DB	USD	5,230,000	NOK	46,561,817	(281,053)
03/04/2020	MSCI	USD	73,973,533	NOK	673,005,230	(2,441,372)
05/11/2020	JPM	USD	39,621,451	NOK	364,996,770	(825,765)
05/05/2020	JPM	USD	8,549,016	NZD	13,200,000	(293,146)
04/08/2020	MSCI	USD	1,505,208	PEN	5,011,288	(57,311)
03/04/2020	JPM	USD	1,460,000	PHP	74,160,700	(5,596)
03/04/2020	MSCI	USD	1,806,400	PHP	92,325,120	4,236
03/13/2020	CITI	USD	9,200,000	PLN	35,120,195	(244,855)
04/20/2020	MSCI	USD	8,518,931	RUB	546,830,168	(414,236)
03/06/2020	BCLY	USD	26,969,650	SEK	254,988,603	(430,146)
03/06/2020	DB	USD	4,000,000	SEK	37,902,080	(55,108)
03/06/2020	JPM	USD	19,660,000	SEK	187,952,549	(97,684)
03/06/2020	MSCI	USD	14,700,000	SEK	141,806,490	59,381
05/04/2020	JPM	USD	14,700,000	SEK	141,481,450	63,456
05/04/2020	MSCI	USD	37,762,964	SEK	363,034,250	119,319
03/13/2020	BOA	USD	11,276,783	THB	341,083,224	(465,776)
04/16/2020	JPM	USD	2,130,000	TRY	13,126,159	(67,316)
04/16/2020	MSCI	USD	2,380,000	TRY	14,679,364	(73,240)
04/08/2020	JPM	USD	4,890,000	TWD	146,039,850	(27,719)
04/08/2020	MSCI	USD	2,670,000	TWD	79,058,700	(37,804)
04/30/2020	BOA	USD	8,563,304	ZAR	126,611,876	(515,503)
04/30/2020	JPM	ZAR	161,983,769	USD	10,692,566	396,429
04/30/2020	MSCI	ZAR	54,208,641	USD	3,590,000	144,349

						$(6,190,428)

82	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 29, 2020

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
484	Mini MSCI Emerging Markets	March 2020	24,412,960	(2,018,955)

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
2,998	S&P 500 E-Mini	March 2020	442,369,890	27,829,967

+	Buys - Fund is long the futures contract. Sales - Fund is short the futures contract.

Reverse Repurchase Agreements (o)

Face Value	Description	Value ($)

USD	(489,093) Barclays Bank PLC, 0.75%, dated 10/31/19, (collateral: Ferrellgas LP/Ferrellgas Finance Corp., 6.50%, due 05/01/21), to be repurchased on demand at face value plus accrued interest.	(489,093)

USD	(1,097,144) Barclays Bank PLC, 0.00%, dated 01/29/20, (collateral: Exela Intermediate LLC / Exela Finance, Inc., 144A, 10.00%, due 07/15/23), to be repurchased on demand at face value plus accrued interest.	(1,097,144)

		$(1,586,237)

	Average balance outstanding	$(5,027,554)

	Average interest rate (net)	(0.53)%

	Maximum balance outstanding	$(75,732,392)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements.

Written Options

Equity Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options — Calls
Axalta Coating Systems Ltd. (d)	30.00	04/17/20	(3,428)	USD	(8,542,576)	(85,700)
Bunge Ltd. (d)	55.00	07/17/20	(1,900)	USD	(8,920,500)	(171,000)
Walgreens Boots Alliance, Inc. (d)	55.00	07/17/20	(1,250)	USD	(5,720,000)	(93,750)
Liberty Global Plc (d)	20.00	07/17/20	(3,000)	USD	(5,577,000)	(390,000)
Axalta Coating Systems Ltd. (d)	30.00	07/17/20	(2,250)	USD	(5,607,000)	(258,750)
Nielsen Holdings Plc (d)	21.00	08/21/20	(10,000)	USD	(18,210,000)	(800,000)

		Total Equity Options — Calls				(1,799,200)

Equity Options — Puts
Liberty Global Plc (d)	25.00	04/17/20	(2,000)	USD	(3,718,000)	(1,760,000)
Liberty Global Plc (d)	22.50	04/17/20	(2,500)	USD	(4,647,500)	(1,100,000)
ViacomCBS, Inc. (d)	40.00	06/19/20	(1,500)	USD	(3,691,500)	(2,400,000)
DuPont De Nemours, Inc. (d)	60.00	06/19/20	(2,000)	USD	(8,580,000)	(3,496,000)
Walgreens Boots Alliance, Inc. (d)	55.00	06/19/20	(1,800)	USD	(8,236,800)	(1,872,000)
Liberty Global Plc (d)	22.50	07/17/20	(1,000)	USD	(1,859,000)	(420,000)
Walgreens Boots Alliance, Inc. (d)	50.00	07/17/20	(1,250)	USD	(5,720,000)	(871,250)
Bunge Ltd. (d)	50.00	07/17/20	(1,900)	USD	(8,920,500)	(1,159,000)
Liberty Global Plc (d)	20.00	07/17/20	(3,000)	USD	(5,577,000)	(780,000)
Axalta Coating Systems Ltd. (d)	28.00	07/17/20	(1,000)	USD	(2,492,000)	(490,000)
Nielsen Holdings Plc (d)	19.00	08/21/20	(5,000)	USD	(9,105,000)	(1,400,000)

See accompanying notes to the financial statements.	83

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 29, 2020

Written Options — continued

Equity Options — continued

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Nielsen Holdings Plc (d)	18.00	08/21/20	(5,000)	USD	(9,105,000)	(850,000)
ViacomCBS, Inc. (d)	35.00	09/18/20	(2,000)	USD	(4,922,000)	(2,320,000)

		Total Equity Options — Puts				(18,918,250)

Index Options — Puts
S&P 500 Index	2,950.00	03/06/20	(158)	USD	(46,676,676)	(1,265,422)
S&P 500 Index	2,950.00	03/13/20	(158)	USD	(46,676,676)	(1,598,960)
S&P 500 Index	2,950.00	03/20/20	(159)	USD	(46,972,098)	(1,717,200)

		Total Index Options — Puts				(4,581,582)

		TOTAL WRITTEN OPTIONS (Premiums $13,802,195)				$(25,299,032)

Swap Contracts

OTC Credit Default Swaps

Reference Entity	Counterparty	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
United States Steel Corp.	MORD	USD	800,000	5.00%	6.82%	N/A	06/20/2024	Quarterly	8,000	49,110	41,110
United States Steel Corp.	CITI	USD	800,000	5.00%	6.82%	N/A	06/20/2024	Quarterly	10,000	49,110	39,110

Sell Protection^:
J.C. Penney Corporation, Inc.	GS	USD	377,000	5.00%	16.23%	377,000 USD	06/20/2020	Quarterly	(65,975)	(12,686)	53,289
J.C. Penney Corporation, Inc.	MORD	USD	625,000	5.00%	16.23%	625,000 USD	06/20/2020	Quarterly	(118,750)	(21,031)	97,719
J.C. Penney Corporation, Inc.	CITI	USD	625,000	5.00%	16.23%	625,000 USD	06/20/2020	Quarterly	(190,625)	(21,031)	169,594

									$(357,350)	$43,472	$400,822

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of February 29, 2020, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

84	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 29, 2020

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
6 Month AUD BBSW	1.15%	AUD	23,150,000	03/18/2030	Semi-Annually	—	331,364	331,364
1.50%	6 Month AUD BBSW	AUD	229,920,000	03/18/2030	Semi-Annually	13,527	(8,418,154)	(8,431,681)
1.28%	6 Month AUD BBSW	AUD	202,710,000	03/18/2030	Semi-Annually	(162,188)	(4,588,630)	(4,426,442)
1.22%	6 Month AUD BBSW	AUD	213,530,000	03/18/2030	Semi-Annually	67,126	(4,019,601)	(4,086,727)
3 Month CAD LIBOR	2.04%	CAD	36,880,000	03/18/2030	Semi-Annually	—	1,422,294	1,422,294
3 Month CAD LIBOR	2.01%	CAD	35,780,000	03/18/2030	Semi-Annually	—	1,317,004	1,317,004
3 Month CAD LIBOR	2.05%	CAD	18,540,000	03/18/2030	Semi-Annually	—	726,080	726,080
3 Month CAD LIBOR	2.03%	CAD	17,460,000	03/18/2030	Semi-Annually	—	662,309	662,309
3 Month CAD LIBOR	1.88%	CAD	399,810,000	03/18/2030	Semi-Annually	(75,430)	10,950,995	11,026,425
6 Month CHF LIBOR	(0.21)%	CHF	40,060,000	03/18/2030	Semi-Annually	(65,650)	1,453,853	1,519,503
6 Month CHF LIBOR	(0.18)%	CHF	149,400,000	03/18/2030	Semi-Annually	—	5,842,152	5,842,152
6 Month CHF LIBOR	(0.21)%	CHF	74,060,000	03/18/2030	Semi-Annually	—	2,671,756	2,671,756
6 Month CHF LIBOR	(0.19)%	CHF	74,480,000	03/18/2030	Semi-Annually	—	2,827,886	2,827,886
6 Month CHF LIBOR	(0.15)%	CHF	19,760,000	03/18/2030	Semi-Annually	—	836,815	836,815
(0.38)%	6 Month CHF LIBOR	CHF	6,950,000	03/18/2030	Semi-Annually	—	(119,173)	(119,173)
(0.37)%	6 Month CHF LIBOR	CHF	14,490,000	03/18/2030	Semi-Annually	—	(273,147)	(273,147)
6 Month CHF LIBOR	(0.30)%	CHF	20,700,000	03/18/2030	Semi-Annually	—	532,944	532,944
3 Month NZD Bank Bill Rate	1.50%	NZD	103,910,000	03/18/2030	Quarterly	—	1,924,817	1,924,817
3 Month NZD Bank Bill Rate	1.67%	NZD	37,790,000	03/18/2030	Quarterly	—	1,084,801	1,084,801
3 Month NZD Bank Bill Rate	1.66%	NZD	27,540,000	03/18/2030	Quarterly	—	782,317	782,317
3 Month NZD Bank Bill Rate	1.83%	NZD	108,420,000	03/18/2030	Quarterly	108,971	4,183,789	4,074,818
3 Month NZD Bank Bill Rate	1.52%	NZD	12,010,000	03/18/2030	Quarterly	—	240,455	240,455
3 Month NZD Bank Bill Rate	1.48%	NZD	10,800,000	03/18/2030	Quarterly	—	191,649	191,649
3 Month NZD Bank Bill Rate	1.48%	NZD	24,190,000	03/18/2030	Quarterly	16,547	429,982	413,435
3 Month NZD Bank Bill Rate	1.50%	NZD	14,960,000	03/18/2030	Quarterly	—	281,598	281,598
3 Month NZD Bank Bill Rate	1.42%	NZD	40,520,000	03/18/2030	Quarterly	3,034	574,634	571,600
3 Month NZD Bank Bill Rate	1.46%	NZD	12,230,000	03/18/2030	Quarterly	—	198,712	198,712
1.43%	3 Month NZD Bank Bill Rate	NZD	124,560,000	03/18/2030	Quarterly	—	(1,837,323)	(1,837,323)
3 Month SEK STIBOR	0.58%	SEK	1,364,185,000	03/18/2030	Quarterly	(81,780)	4,509,847	4,591,627
0.59%	3 Month SEK STIBOR	SEK	98,800,000	03/18/2030	Quarterly	—	(330,729)	(330,729)
0.62%	3 Month SEK STIBOR	SEK	231,000,000	03/18/2030	Quarterly	—	(840,471)	(840,471)
0.48%	3 Month SEK STIBOR	SEK	232,900,000	03/18/2030	Quarterly	—	(514,625)	(514,625)
0.33%	3 Month SEK STIBOR	SEK	106,300,000	03/18/2030	Quarterly	—	(66,438)	(66,438)
0.32%	3 Month SEK STIBOR	SEK	145,000,000	03/18/2030	Quarterly	—	(87,613)	(87,613)
6 Month EURIBOR	(0.13)%	EUR	23,250,000	03/20/2030	Semi-Annually	—	124,902	124,902
6 Month EURIBOR	(0.12)%	EUR	10,450,000	03/20/2030	Semi-Annually	—	76,292	76,292
6 Month EURIBOR	(0.15)%	EUR	10,770,000	03/20/2030	Semi-Annually	—	31,590	31,590
(0.03)%	6 Month EURIBOR	EUR	21,970,000	03/20/2030	Semi-Annually	(29,485)	(373,489)	(344,004)
(0.06)%	6 Month EURIBOR	EUR	11,110,000	03/20/2030	Semi-Annually	—	(155,471)	(155,471)
(0.06)%	6 Month EURIBOR	EUR	32,700,000	03/20/2030	Semi-Annually	1,190	(459,450)	(460,640)
0.90%	6 Month GBP LIBOR	GBP	218,160,000	03/20/2030	Semi-Annually	—	(7,301,561)	(7,301,561)
0.84%	6 Month GBP LIBOR	GBP	21,560,000	03/20/2030	Semi-Annually	(11,903)	(556,179)	(544,276)
6 Month GBP LIBOR	0.81%	GBP	12,730,000	03/20/2030	Semi-Annually	—	286,765	286,765
6 Month GBP LIBOR	0.80%	GBP	10,070,000	03/20/2030	Semi-Annually	—	202,780	202,780
6 Month GBP LIBOR	0.80%	GBP	10,070,000	03/20/2030	Semi-Annually	—	210,380	210,380
6 Month GBP LIBOR	0.76%	GBP	31,370,000	03/20/2030	Semi-Annually	80,491	503,473	422,982

See accompanying notes to the financial statements.	85

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 29, 2020

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
6 Month GBP LIBOR	0.76%	GBP	10,320,000	03/20/2030	Semi-Annually	—	156,545	156,545
6 Month GBP LIBOR	0.69%	GBP	9,800,000	03/20/2030	Semi-Annually	—	61,762	61,762
6 Month GBP LIBOR	0.62%	GBP	9,710,000	03/20/2030	Semi-Annually	—	(13,301)	(13,301)
6 Month GBP LIBOR	0.62%	GBP	9,710,000	03/20/2030	Semi-Annually	—	(15,743)	(15,743)
1.60%	3 Month USD LIBOR	USD	259,350,000	03/20/2030	Quarterly	(396,055)	(12,671,658)	(12,275,603)
3 Month NZD Bank Bill Rate	1.45%	NZD	124,870,000	06/17/2030	Quarterly	—	1,850,960	1,850,960
3 Month NZD Bank Bill Rate	1.32%	NZD	20,780,000	06/17/2030	Quarterly	—	143,526	143,526
1.30%	3 Month USD LIBOR	USD	24,901,000	06/19/2030	Quarterly	—	(510,955)	(510,955)
1.32%	3 Month USD LIBOR	USD	12,449,000	06/19/2030	Quarterly	—	(277,508)	(277,508)

						$(531,605)	$4,195,809	$4,727,414

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on iShares Core S&P 500 ETF	1 Month USD LIBOR plus a spread of 0.25%	GS	USD	4,936,350	03/02/2020	Monthly	—	504,230	504,230
Total Return on iShares Core S&P 500 ETF	1 Month USD LIBOR plus a spread of 0.24%	GS	USD	59,509,800	03/06/2020	Monthly	—	6,315,325	6,315,325
Total Return on iShares Core S&P 500 ETF	1 Month USD LIBOR plus a spread of 0.23%	GS	USD	19,966,415	03/10/2020	Monthly	—	2,378,747	2,378,747
Total Return on iShares Core S&P 500 ETF	1 Month USD LIBOR plus a spread of 0.23%	GS	USD	20,025,000	03/11/2020	Monthly	—	2,288,322	2,288,322
Total Return on iShares Core S&P 500 ETF	1 Month USD LIBOR plus a spread of 0.21%	GS	USD	15,017,700	03/16/2020	Monthly	—	1,919,751	1,919,751
Total Return on iShares Core S&P 500 ETF	1 Month USD LIBOR plus a spread of 0.21%	GS	USD	30,133,620	03/18/2020	Monthly	—	3,813,186	3,813,186
Total Return on iShares Core S&P 500 ETF	1 Month USD LIBOR plus a spread of 0.20%	GS	USD	11,895,800	03/23/2020	Monthly	—	1,543,205	1,543,205
Total Return on iShares Core S&P 500 ETF	1 Month USD LIBOR plus a spread of 0.23%	GS	USD	40,201,200	03/25/2020	Monthly	—	4,698,220	4,698,220
Total Return on iShares Core S&P 500 ETF	1 Month USD LIBOR plus a spread of 0.20%	GS	USD	4,857,450	03/26/2020	At Maturity	—	419,290	419,290
Total Return on Equity Basket (p)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	6,913,317	05/18/2020	Monthly	—	455,533	455,533
Total Return on Equity Basket (p)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	19,357,037	05/18/2020	Monthly	—	403,620	403,620
Total Return on Equity Basket (p)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	14,495,691	05/18/2020	Monthly	—	1,495,853	1,495,853
Total Return on Equity Basket (p)	1 Month Federal Funds Rate minus 0.90%	MORD	USD	3,294,021	05/18/2020	Monthly	—	365,154	365,154
Total Return on Equity Basket (p)	1 Month Federal Funds Rate minus -1.75	MORD	USD	14,430,162	05/18/2020	Monthly	—	1,569,977	1,569,977
Depreciation of Total Return on CSI 500 Net Total Return Index + (1 Month USD LIBOR minus 5.70%)	Appreciation on Total Return on CSI 500 Index	GS	USD	8,641,127	12/07/2020	Monthly	—	233,481	233,481

							$—	$28,403,894	$28,403,894

86	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 29, 2020

As of February 29, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)	Securities are traded on separate exchanges for the same entity.

(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(d)	All or a portion of this investment is held in connection with one or more holdings within the Fund.

(e)	Investment valued using significant unobservable inputs (Note 2).

(f)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(g)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(h)	Security is in default.

(i)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements (Note 2).

(j)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).

(k)	All or a portion of this security is purchased with collateral from securities loaned (Note 2).

(l)	All or a portion of this security or derivative is owned by GMO Implementation SPC Ltd., which is a 100% owned subsidiary of GMO Implementation Fund.

(m)	The rate disclosed is the 7 day net yield as of February 29, 2020.

(n)	The rate shown represents yield-to-maturity.

(o)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.

(p)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 120.

See accompanying notes to the financial statements.	87

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO International Developed Equity Allocation Fund returned +2.14% (net) for the fiscal year ended February 29, 2020, as compared with -0.57% for the Fund’s benchmark, the MSCI EAFE Index.

The Fund’s decision to hold a broadly 10% position in emerging markets detracted from performance relative to the benchmark as the MSCI Emerging Markets Index returned -1.9%. Despite it being a challenging environment for a valuation-driven approach to investing, stock selection was strong in both emerging markets and developed ex-U.S. markets. In emerging markets, an overweight position in Russia was helpful for much of 2019 and the Fund also benefited from an overweight to Taiwan. Strong selection in developed ex-U.S. equities was driven by an excellent performance in the U.K., which was led by a recovery in the Fund’s holdings in house builders when the Brexit impasse ended.

Because some of the securities and instruments held directly or indirectly by the Fund had either a negative fair value adjustment at the beginning of the fiscal year or a positive fair value adjustment at the end of the year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

88

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO International Developed Equity Allocation Fund Class III Shares and the MSCI EAFE Index

As of February 29, 2020

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 29, 2020. All information is unaudited.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

89

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	95.0%
Short-Term Investments	3.5
Preferred Stocks	0.4
Investment Funds	0.3
Debt Obligations	0.1
Swap Contracts	0.0 ^
Rights/Warrants	0.0 ^
Futures Contracts	(0.3)
Other	1.0

100.0%

Country/Region Summary¤	% of Investments
Japan	18.7%
United Kingdom	17.5
France	8.7
Netherlands	5.8
Switzerland	5.6
Spain	5.4
Italy	4.9
Germany	4.8
China	4.4
Singapore	3.8
Sweden	3.7
Australia	3.1
Portugal	2.9
Other Emerging	2.2 †
Hong Kong	2.0
Taiwan	2.0
Norway	1.8
Russia	1.7
Other Developed	1.0 ‡

100.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.0%.

90

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

1,005,230	GMO Emerging Markets Fund, Class VI	30,679,613

13,301,651	GMO International Equity Fund, Class IV	266,698,094

	TOTAL MUTUAL FUNDS (COST $321,633,683)	297,377,707

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

120,995	State Street Institutional Treasury Money Market Fund-Premier Class, 1.50% (a)	120,995

	TOTAL SHORT-TERM INVESTMENTS (COST $120,995)	120,995

	TOTAL INVESTMENTS — 100.0% (Cost $321,754,678)	297,498,702

	Other Assets and Liabilities (net) — (0.0%)	(35,357)

	TOTAL NET ASSETS — 100.0%	$297,463,345

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of February 29, 2020.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 120.

See accompanying notes to the financial statements.	91

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO International Equity Allocation Fund returned +1.62% (net) for the fiscal year ended February 29, 2020, as compared with -0.69% for the MSCI ACWI ex-USA.

The Fund’s overweight to emerging markets detracted from performance relative to the benchmark as the MSCI Emerging Markets Index returned -1.9% while MSCI World ex-USA returned -0.4%. Despite it being a challenging environment for a valuation-driven approach to investing, stock selection was strong in both emerging markets and developed ex-U.S. markets. In emerging markets, an overweight position in Russia was helpful for much of 2019 and the Fund also benefited from an overweight to Taiwan. Strong selection in developed ex-U.S. equities was driven by an excellent performance in the U.K., which was led by a recovery in the Fund’s holdings in house builders when the Brexit impasse ended.

Because some of the securities and instruments held directly or indirectly by the Fund had either a negative fair value adjustment at the beginning of the fiscal year or a positive fair value adjustment at the end of the year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

92

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO International Equity Allocation Fund Class III Shares and the MSCI ACWI ex USA

As of February 29, 2020

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 29, 2020. All information is unaudited. Performance for classes may vary due to different fees.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

93

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	93.9%
Short-Term Investments	2.9
Preferred Stocks	1.4
Investment Funds	1.0
Debt Obligations	0.3
Swap Contracts	0.0 ^
Rights/Warrants	0.0 ^
Futures Contracts	(0.3)
Other	0.8

100.0%

Country/Region Summary¤	% of Investments
China	15.2%
Japan	13.5
United Kingdom	12.7
Taiwan	6.9
France	6.2
Russia	5.7
Other Emerging	4.5 †
Netherlands	4.1
Switzerland	4.0
Spain	3.9
Italy	3.5
Germany	3.4
Singapore	3.0
Sweden	2.6
Australia	2.2
Portugal	2.0
Korea	1.8
Hong Kong	1.4
Poland	1.4
Norway	1.3
Other Developed	0.7 ‡

100.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.

^	Rounds to 0.0%.

94

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%

10,041,382	GMO Emerging Markets Fund, Class VI	306,462,975

27,436,634	GMO International Equity Fund, Class IV	550,104,514

	TOTAL MUTUAL FUNDS (COST $925,700,175)	856,567,489

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

294,516	State Street Institutional Treasury Money Market Fund-Premier Class, 1.50% (a)	294,516

	TOTAL SHORT-TERM INVESTMENTS (COST $294,516)	294,516

	TOTAL INVESTMENTS — 100.0% (Cost $925,994,691)	856,862,005

	Other Assets and Liabilities (net) — (0.0%)	(16,798)

	TOTAL NET ASSETS — 100.0%	$856,845,207

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of February 29, 2020.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 120.

See accompanying notes to the financial statements.	95

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Systematic Global Macro team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO SGM Major Markets Fund returned -1.74% (net) for the fiscal year ended February 29, 2020, as compared with +2.12% for the FTSE 3-Month Treasury Bill Index.

The Fund added value from currency positions while equity, bond, and commodity positions detracted value. Currencies were the major positive contributors through the period, with a short in the euro (relative to the U.S. dollar) contributing strongly. Bonds, held net short on valuation grounds, detracted as yields declined towards historic lows which hurt performance. A long position in U.S. Treasuries established during the period added value.

Equities were the major detractor over the course of the fiscal year. The portfolio had maintained a short U.S. equity position, offset mainly by a long position in emerging markets, throughout the period. This positioning proved a drag on performance as despite exceptionally high valuations; U.S exceptionalism continued and the market outperformed others on a relative basis. These losses were partially offset into February 2020 as negative beta positions in equities assisted. Commodities detracted over the period, as short positions in precious metals lost more value than a short in energy added.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

96

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO SGM Major Markets Fund Class III Shares, the FTSE 3-Month Treasury Bill Index +++ and the FTSE 3-Month Treasury Bill Index

As of February 29, 2020

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 29, 2020. All information is unaudited. Performance for classes may vary due to different fees.

*

The FTSE 3-Month Treasury Bill Index +++ is a composite benchmark computed by GMO and comprised of 50% Bloomberg Commodity Total Return Index (formerly the Dow Jones-UBS Commodity Index) and 50% J.P. Morgan U.S. 3 Month Cash Index through October 3, 2011 and the FTSE 3-Month Treasury Bill Index thereafter.

97

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary (a)

February 29, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Debt Obligations	75.2%
Short-Term Investments	26.3
Futures Contracts	1.6 #
Forward Currency Contracts	(0.3)
Other	(2.8)

100.0%

(a)	GMO Alternative Asset SPC Ltd. is a 100% ow ned subsidiary of GMO SGM Major Markets Fund. As such, the holdings of GMO Alternative Asset SPC Ltd. have been included w ith GMO SGM Major Markets Fund.

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forw ard currency contracts w hich are based on unrealized appreciation/ (depreciation). The exposure the Fund has to futures contracts based on notional amounts is (7.0)% of net assets.

#	Some or all is comprised of commodity exposure. See the Consolidated Schedule of Investments.

98

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

February 29, 2020

Shares		Description	Value ($)

		DEBT OBLIGATIONS — 75.2%

		United States — 75.2%

		U.S. Government — 63.3%

	14,250,000	U.S. Treasury Note, 1.38%, due 04/30/20 (a)	14,248,348

	25,500,000	U.S. Treasury Note, 1.50%, due 05/31/20 (a)	25,502,988

	25,000,000	U.S. Treasury Note, 1.38%, due 10/31/20	25,028,320

	25,000,000	U.S. Treasury Note, 1.75%, due 12/31/20	25,123,047

	82,000,000	U.S. Treasury Note, 1.38%, due 01/31/21 (a)	82,198,594

	25,000,000	U.S. Treasury Note, 1.13%, due 02/28/21	25,011,719

	25,000,000	U.S. Treasury Note, 1.25%, due 03/31/21	25,049,805

	25,000,000	U.S. Treasury Note, 1.38%, due 04/30/21	25,085,937

	27,000,000	U.S. Treasury Note, 1.38%, due 05/31/21	27,120,234

	23,000,000	U.S. Treasury Note, 1.63%, due 06/30/21	23,183,281

	36,697,400	U.S. Treasury Note, Variable Rate, USBM + 0.03%, 1.54%, due 04/30/20 (b)	36,697,842

	110,258,800	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 1.55%, due 07/31/20 (a) (b)	110,265,438

	94,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.12%, 1.63%, due 01/31/21 (a) (b)	94,058,642

		Total U.S. Government	538,574,195

		U.S. Government Agency — 11.9%

	20,000,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.17%, 1.74%, due 04/03/20	19,998,539

	27,500,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.24%, 1.61%, due 04/13/20	27,498,484

	44,410,000	Federal Home Loan Banks, Variable Rate, 3 mo. USD LIBOR – 0.23%, 1.52%, due 05/04/20	44,403,307

	9,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.13%, 1.71%, due 10/16/20	9,003,864

		Total U.S. Government Agency	100,904,194

		Total United States	639,478,389

		TOTAL DEBT OBLIGATIONS (COST $637,743,672)	639,478,389

		SHORT-TERM INVESTMENTS — 26.3%

		Foreign Government Obligations — 23.6%

JPY	4,231,000,000	Japan Treasury Discount Bill, Zero Coupon, due 03/16/20	39,228,603

JPY	3,400,000,000	Japan Treasury Discount Bill, Zero Coupon, due 03/23/20	31,524,417

JPY	4,807,000,000	Japan Treasury Discount Bill, Zero Coupon, due 04/06/20	44,571,950

JPY	7,533,000,000	Japan Treasury Discount Bill, Zero Coupon, due 04/13/20	69,850,093

Shares		Description	Value ($)

		Foreign Government Obligations — continued

JPY	1,646,000,000	Japan Treasury Discount Bill, Zero Coupon, due 05/18/20	15,265,073

		Total Foreign Government Obligations	200,440,136

		Money Market Funds — 2.7%

	18,257,342	State Street Institutional Treasury Money Market Fund – Premier Class, 1.50% (c)	18,257,342

	5,284,043	SSgA USD Liquidity Fund – Class D shares, 1.60% (a)	5,284,043

		Total Money Market Funds	23,541,385

		TOTAL SHORT-TERM INVESTMENTS (COST $221,381,446)	223,981,521

		TOTAL INVESTMENTS — 101.5% (Cost $859,125,118)	863,459,910

		Other Assets and Liabilities (net) — (1.5%)	(13,063,038)

		TOTAL NET ASSETS — 100.0%	$850,396,872

See accompanying notes to the financial statements.	99

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 29, 2020

A summary of outstanding financial instruments at February 29, 2020 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
03/23/2020	BCLY	AUD	876,641	USD	587,771	16,403
03/23/2020	MSCI	AUD	27,198,792	USD	18,496,836	769,490
03/23/2020	UBS	AUD	10,297,740	USD	7,071,510	359,755
03/06/2020	GS	CAD	19,870,696	USD	14,882,604	78,458
03/06/2020	JPM	CAD	43,460,929	USD	32,640,074	260,637
03/06/2020	MSCI	CAD	52,508,879	USD	39,359,274	238,896
03/06/2020	UBS	CAD	12,399,523	USD	9,281,676	43,733
03/17/2020	MSCI	CHF	626,371	USD	641,635	(8,245)
03/17/2020	UBS	CHF	118,919,611	USD	121,806,423	(1,576,461)
03/30/2020	UBS	CHF	60,110,207	USD	62,232,329	(192,161)
04/30/2020	UBS	CHF	2,396,787	USD	2,468,939	(25,219)
03/23/2020	JPM	EUR	84,808,847	USD	94,431,089	689,116
03/23/2020	MSCI	EUR	3,841,945	USD	4,154,965	(91,661)
03/23/2020	UBS	EUR	9,108,519	USD	9,921,828	(146,114)
03/30/2020	DB	EUR	88,107,061	USD	97,707,030	277,524
04/20/2020	MSCI	GBP	23,702,021	USD	30,758,160	330,138
03/16/2020	MSCI	JPY	5,931,000,000	USD	54,971,636	(55,735)
03/23/2020	BCLY	JPY	477,000,000	USD	4,338,603	(88,684)
03/23/2020	SSB	JPY	3,400,000,000	USD	31,210,754	(346,427)
04/06/2020	JPM	JPY	4,807,000,000	USD	44,548,507	(101,319)
04/13/2020	JPM	JPY	3,766,500,000	USD	34,519,393	(477,319)
04/13/2020	MSCI	JPY	3,766,500,000	USD	34,526,800	(469,911)
05/18/2020	GS	JPY	1,646,000,000	USD	14,769,988	(548,901)
04/20/2020	JPM	NZD	5,777,708	USD	3,612,715	(398)
03/23/2020	UBS	USD	26,535,932	AUD	38,373,173	(1,525,463)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
03/06/2020	UBS	USD	106,429,087	CAD	140,241,608	(1,945,718)
03/30/2020	JPM	USD	30,796,990	CAD	40,559,350	(578,516)
04/03/2020	BOA	USD	75,372,344	CAD	99,643,369	(1,133,643)
03/17/2020	JPM	USD	5,231,815	CHF	5,086,795	45,897
03/17/2020	MSCI	USD	86,761,591	CHF	84,175,681	573,360
03/17/2020	UBS	USD	12,522,864	CHF	12,042,517	(28,369)
03/23/2020	BCLY	USD	3,832,753	EUR	3,519,734	57,723
03/23/2020	DB	USD	6,796,026	EUR	6,264,523	128,354
03/23/2020	GS	USD	14,086,981	EUR	12,923,360	197,628
03/23/2020	JPM	USD	6,406,434	EUR	5,877,037	89,646
03/23/2020	MSCI	USD	58,270,567	EUR	53,506,407	871,803
03/23/2020	SSB	USD	2,749,238	EUR	2,540,966	59,374
03/23/2020	UBS	USD	11,381,764	EUR	10,447,456	166,148
03/30/2020	JPM	USD	9,266,143	EUR	8,474,582	105,118
03/30/2020	UBS	USD	71,142,457	EUR	64,918,094	644,501
04/20/2020	GS	USD	24,657,469	GBP	19,008,538	(254,816)
04/20/2020	JPM	USD	2,964,034	GBP	2,281,275	(35,394)
04/20/2020	MSCI	USD	3,115,511	GBP	2,412,202	(18,791)
03/16/2020	MSCI	USD	15,405,832	JPY	1,700,000,000	366,640
03/23/2020	MSCI	USD	33,514,537	JPY	3,659,728,837	453,324
03/23/2020	UBS	USD	3,787,278	JPY	411,998,628	36,697
04/20/2020	BCLY	USD	3,729,127	NZD	5,777,708	(116,013)

						$(2,904,915)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
89	DAX Index	March 2020	29,360,588	(3,346,169)
320	Gold 100 OZ (a)	April 2020	50,134,400	(1,824,189)
567	Mini MSCI Emerging Markets	March 2020	28,599,480	(2,957,585)
573	MSCI Singapore	March 2020	14,319,519	(593,589)
20	MSCI Taiwan Index	March 2020	830,200	(52,187)

			$123,244,187	$(8,773,719)

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
793	Corn (a)	May 2020	14,601,113	656,016
444	S&P 500 E-Mini	March 2020	65,514,420	7,201,057
100	Silver (a)	May 2020	8,228,500	734,804
505	TOPIX Index	March 2020	69,878,878	10,534,012
540	WTI Crude (a)	March 2020	24,170,400	3,374,134

			$182,393,311	$22,500,023

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of February 29, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

100	See accompanying notes to the financial statements.

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

February 29, 2020

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	All or a portion of this security or derivative is owned by GMO Alternative Asset SPC Ltd., which is a 100% owned subsidiary of GMO SGM Major Markets Fund.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(c)	The rate disclosed is the 7 day net yield as of February 29, 2020.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 120.

See accompanying notes to the financial statements.	101

GMO Special Opportunities Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the Consumer Price Index (“CPI”) is included for comparative purposes only.

Class VI shares of GMO Special Opportunities Fund returned -0.75% (net) for the fiscal period ended February 29, 2020, as compared with +2.35% for the CPI.

The Fund’s exposure to individually selected equities (predominantly, but not exclusively, in the U.S.) was the key driver of performance. Contributors included an online used car retailer, a transaction-driven marketing solutions provider, and a fast-casual restaurant chain. The biggest detractor from performance was an e-commerce company that sells furniture and home-goods.

Because some of the securities and instruments held directly or indirectly by the Fund had either a negative fair value adjustment at the beginning of the fiscal year or a positive fair value adjustment at the end of the year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

102

GMO Special Opportunities Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $300,000,000 Investment in

GMO Special Opportunities Fund Class VI Shares, the Consumer Price Index and the Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index

As of February 29, 2020

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Each performance figure assumes a purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of .50% on the purchase and .50% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. All information is unaudited.

103

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary (a)

February 29, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	86.9%
Short-Term Investments	7.6
Debt Obligations	1.8
Other	3.7

100.0%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
United States	76.5%
United Kingdom	6.1
Israel	4.3

86.9%

Industry Group Summary	% of Equity Investments#
Retailing	36.4%
Diversified Financials	19.5
Media & Entertainment	17.2
Software & Services	16.1
Real Estate	5.7
Automobiles & Components	5.1

100.0%

(a)

GMO Special Opportunities SPC Ltd. is a 100% owned subsidiary of GMO Special Opportunities. As such, the holdings of GMO Special Opportunities SPC Ltd. have been included with GMO Special Opportunities Fund.

¤

The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using the reference security and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

104

GMO Special Opportunities Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

February 29, 2020

Shares / Par Value†	Description	Value ($)

	COMMON STOCKS — 86.9%

	Israel — 4.3%

92,000	Wix.com Ltd *	12,330,760

	United Kingdom — 6.3%

709,850	Blue Prism Group Plc *	13,449,992

640,000	Burford Capital Ltd	4,540,796

	Total United Kingdom	17,990,788

	United States — 76.3%

309,000	Ally Financial, Inc.	7,746,630

1,550,000	At Home Group, Inc. *	7,750,000

58,000	Berkshire Hathaway, Inc. – Class B *	11,967,720

417,000	Cardlytics, Inc. *	33,105,630

581,350	Carvana Co. *	48,199,728

26,500	Credit Acceptance Corp. *	10,684,800

658,000	Eventbrite, Inc. – Class A *	9,613,380

296,000	Fastly, Inc. – Class A *	5,860,800

416,000	General Motors Co.	12,688,000

268,620	Interactive Brokers Group, Inc. – Class A	13,726,482

523,163	Redfin Corp. *	14,156,791

100,000	Square, Inc. *	8,333,000

545,724	Wayfair, Inc. – Class A *	34,495,214

	Total United States	218,328,175

	TOTAL COMMON STOCKS (COST $219,489,217)	248,649,723

	DEBT OBLIGATIONS — 1.8%

	United States — 1.8%

	U.S. Government — 1.8%

5,000,000	U.S. Treasury Note, 1.38%, due 04/30/20	4,999,420

	TOTAL DEBT OBLIGATIONS (Cost $4,998,261)	4,999,420

	SHORT-TERM INVESTMENTS — 7.6%

	Money Market Funds — 7.6%

378	SSgA USD Liquidity Fund – Class D shares, 1.60% (a)	378

21,759,210	State Street Institutional Treasury Money Market Fund – Premier Class, 1.50% (b)	21,759,210

	TOTAL SHORT-TERM INVESTMENTS (COST $21,759,588)	21,759,588

	TOTAL INVESTMENTS — 96.3% (Cost $246,247,066)	275,408,731

	Other Assets and Liabilities (net) — 3.7%	10,643,945

	TOTAL NET ASSETS — 100.0%	$286,052,676

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is owned by GMO Special Opportunities SPC Ltd., which is a 100% owned subsidiary of GMO Special Opportunities Fund.

(b)	The rate disclosed is the 7 day net yield as of February 29, 2020.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 120.

See accompanying notes to the financial statements.	105

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Portfolio Management

Day-to-day management of the Fund’s portfolio is the responsibility of the Asset Allocation team at Grantham, Mayo, Van Otterloo & Co. LLC.

Management Discussion and Analysis of Fund Performance

Class III shares of GMO Strategic Opportunities Allocation Fund returned +2.57% (net) for the fiscal year ended February 29, 2020, as compared with +6.62% for the GMO Strategic Opportunities Allocation Index (75% MSCI World Index (MSCI Standard Index Series) and 25% Barclays U.S. Aggregate Index).

The Fund’s equity weight is not that different from the benchmark, and as a result had minimal effect on relative performance. Within equities, the bias away from the decently performing U.S. market towards emerging markets, which had negative performance, was detrimental to performance relative to the benchmark. Despite it being a challenging environment for a valuation-driven approach to investing, stock selection was strong in emerging markets and developed ex-U.S. markets. In emerging markets, an overweight position in Russia was helpful for much of 2019 and the Fund also benefited from an overweight to Taiwan. Strong selection in developed ex-U.S. equities was driven by an excellent performance in the U.K., which was led by a recovery in the Fund’s holdings in house builders when the Brexit impasse ended.

The underweighting to fixed income was detrimental to performance as the asset class did extremely well, and performance within fixed income had little compensatory impact. The small exposure to cash/cash plus detracted minimally from relative performance.

Because some of the securities and instruments held directly or indirectly by the Fund had either a negative fair value adjustment at the beginning of the fiscal year or a positive fair value adjustment at the end of the year (and the performance of indices are not fair valued), the Fund’s absolute and relative performance is higher than it otherwise would have been in the absence of such fair value adjustments.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments. All information is unaudited.

106

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Comparison of Change in Value of a $5,000,000 Investment in

GMO Strategic Opportunities Allocation Fund Class III Shares, the

GMO Strategic Opportunities Allocation Index, the MSCI World Index and the Bloomberg Barclays

U.S. Aggregate Index

As of February 29, 2020

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 29, 2020. All information is unaudited.

*	The GMO Strategic Opportunities Allocation Index is a composite benchmark computed by GMO and comprised of 75% MSCI World Index and 25% Bloomberg Barclays U.S. Aggregate Index.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

107

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

February 29, 2020 (Unaudited)

Asset Class Summary&	% of Total Net Assets
Common Stocks	68.8%
Debt Obligations	17.9
Mutual Funds	6.9
Short-Term Investments	4.1
Investment Funds	2.6
Preferred Stocks	1.0
Sw ap Contracts	0.2
Loan Participations	0.0	^
Rights/Warrants	0.0	^
Loan Assignments	0.0	^
Purchased Options	0.0	^
Forw ard Currency Contracts	(0.0	)^
Written/Credit Linked Options	(0.1)
Futures Contracts	(0.1)
Securities Sold Short	(1.6)
Other	0.3

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets
United States	9.4%
Other Emerging	3.6	†
Other Developed	0.0	^‡
Euro Region	(0.2	)#

	12.8%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets
United States	21.1%
China	10.1
United Kingdom	6.6
Japan	6.4
Taiw an	4.7
Other Emerging	3.8	†
Russia	3.7
France	2.7
Other Developed	2.6	‡
Netherlands	2.1
Spain	2.0
Sw itzerland	1.9
Italy	1.8
Germany	1.6
Singapore	1.5
South Korea	1.3
Sw eden	1.3
Portugal	1.0

	76.2%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. For example, U.S. asset-backed securities may represent a relatively small percentage due to their short duration, even though they represent a large percentage of market value (direct and indirect). Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security. The tables are not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

#	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

^	Rounds to 0.0%.

108

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	COMMON STOCKS — 11.9%

	Australia — 0.1%

16,348	Accent Group Ltd	17,729

9,410	Appen Ltd	130,238

26,425	Asaleo Care Ltd *	18,160

48,596	Australian Pharmaceutical Industries Ltd	38,088

6,233	Aventus Group (REIT)	11,537

12,140	Beach Energy Ltd	14,350

1,874	Brickworks Ltd	22,123

25,050	CSR Ltd	69,300

39,622	Fortescue Metals Group Ltd	264,650

14,488	GDI Property Group (REIT)	14,106

14,397	Genworth Mortgage Insurance Australia Ltd	30,407

33,534	Harvey Norman Holdings Ltd	81,958

7,775	JB Hi-Fi Ltd	188,017

75,436	Mount Gibson Iron Ltd	34,112

22,260	Sandfire Resources NL	62,549

3,088	Virtus Health Ltd	8,391

16,343	Viva Energy (REIT)	28,977

	Total Australia	1,034,692

	Belgium — 0.0%

5,190	Ageas	241,485

17,785	AGFA-Gevaert NV *	79,192

700	Orange Belgium SA	13,359

90	Sipef NV *	4,531

	Total Belgium	338,567

	Brazil — 0.1%

10,700	Banco do Brasil SA	112,123

142,500	JBS SA	723,350

25,700	Petrobras Distribuidora SA	149,997

	Total Brazil	985,470

	Canada — 0.2%

2,500	AGF Management Ltd – Class B	11,362

900	Atco Ltd—Class I	33,579

5,400	B2Gold Corp	21,546

9,100	Bausch Health Cos Inc *	201,627

400	BRP Inc Sub Voting	16,399

1,900	Canfor Pulp Products Inc	10,121

5,500	Celestica Inc *	34,666

4,600	Centerra Gold Inc *	29,062

2,800	Cogeco Communications Inc	221,580

500	Cogeco Inc *	34,323

1,800	Enerflex Ltd	9,924

500	Exco Technologies Ltd	2,801

13,500	First Majestic Silver Corp *	101,885

7,800	Fortuna Silver Mines Inc *	22,838

Shares	Description	Value ($)

	Canada — continued

200	Home Capital Group Inc *	4,239

5,500	iA Financial Corp Inc	261,795

1,000	IGM Financial Inc	26,664

3,700	Labrador Iron Ore Royalty Corp	53,698

4,900	Martinrea International Inc	41,982

1,300	Minto Apartment Real Estate Investment Trust	25,085

1,000	Pan American Silver Corp	19,800

2,100	Pretium Resources Inc *	14,941

4,500	Teranga Gold Corp *	23,200

	Total Canada	1,223,117

	China — 0.5%

42,000	Agile Group Holdings Ltd	60,050

695,000	Agricultural Bank of China Ltd – Class H	282,022

379,500	BAIC Motor Corp Ltd – Class H	188,780

139,000	Bank of China Ltd – Class H	55,550

364,000	Bank of Communications Co Ltd – Class H	236,852

85,000	China Lesso Group Holdings Ltd	129,737

28,000	China Lilang Ltd	18,303

15,000	China Medical System Holdings Ltd	18,968

206,000	China National Building Material Co Ltd – Class H	244,836

1,284,000	China Petroleum & Chemical Corp – Class H	664,543

148,000	China Resources Pharmaceutical Group Ltd	130,544

73,000	China SCE Group Holdings Ltd	40,424

34,000	China Shineway Pharmaceutical Group Ltd	29,796

71,000	Chongqing Rural Commercial Bank Co Ltd – Class H	32,442

30,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	93,205

282,800	Guangzhou R&F Properties Co Ltd – Class H	445,883

7,000	JNBY Design Ltd	7,635

2,500	Kingboard Holdings Ltd	6,700

24,000	Powerlong Real Estate Holdings Ltd	15,272

17,000	Red Star Macalline Group Corp Ltd – Class H	12,591

71,500	Shanghai Pharmaceuticals Holding Co Ltd – Class H	132,065

199,000	Shimao Property Holdings Ltd	729,396

126,000	Tianneng Power International Ltd	93,943

33,000	Topsports International Holdings Ltd	39,146

	Total China	3,708,683

	Finland — 0.0%

795	Aktia Bank Oyj	9,048

3,469	Kemira Oyj	44,169

	Total Finland	53,217

	France — 0.4%

704	APERAM	21,003

1,945	Arkema	183,996

See accompanying notes to the financial statements.	109

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	France — continued

212	Assystem SA	6,291

197	Axway Software SA *	3,772

170	Boiron SA	6,063

84	Caisse Regionale de Credit Agricole Mutuel Nord de France	2,814

161	Cie des Alpes *	4,132

7,743	Coface SA *	85,091

1,992	Fnac Darty SA *	91,173

1,780	Gaztransport Et Technigaz SA	159,426

322	GL Events	6,097

79	Groupe Crit	5,177

91	HEXAOM	3,380

1,966	IPSOS	60,925

3,206	L’Oreal SA	861,723

1,169	Lagardere SCA	20,345

6,238	Metropole Television SA	91,824

10,513	Peugeot SA	203,732

3,784	Quadient	81,744

5,263	Sanofi	490,858

2,000	Sanofi ADR	92,500

10,300	STMicroelectronics NV – NY Shares	282,220

163	Synergie SA	4,328

8,557	Television Francaise 1 *	65,767

	Total France	2,834,381

	Germany — 0.2%

173	Amadeus Fire AG	24,382

36,229	CECONOMY AG *	174,707

983	CropEnergies AG	10,205

8,293	Deutsche Lufthansa AG (Registered)	109,674

7,500	Deutsche Pfandbriefbank AG	106,457

37,249	Deutz AG	177,539

8,461	Dialog Semiconductor Plc *	291,887

114	Draegerwerk AG & Co KGaA	5,252

98	Grammer AG	2,787

1,463	Hamburger Hafen und Logistik AG	31,225

1,731	Hannover Rueck SE	313,428

4,386	METRO AG	51,232

1,600	RHOEN-KLINIKUM AG	31,879

1,958	Siltronic AG	185,958

3,945	TAG Immobilien AG	96,941

1,976	Takkt AG	25,369

4,004	TRATON SE *	85,255

861	VERBIO Vereinigte BioEnergie AG	9,157

229	Volkswagen AG	38,898

4,119	Wacker Neuson SE	58,148

904	Wuestenrot & Wuerttembergische AG	17,071

	Total Germany	1,847,451

Shares	Description	Value ($)

	Hong Kong — 0.1%

54,000	Cafe de Coral Holdings Ltd	119,260

260,000	CITIC Telecom International Holdings Ltd	95,105

130,000	CSI Properties Ltd	4,462

18,500	Dah Sing Banking Group Ltd	23,089

24,800	Dah Sing Financial Holdings Ltd	87,849

70,000	Giordano International Ltd	16,501

58,000	HKT Trust & HKT Ltd – Class SS	87,327

13,500	Johnson Electric Holdings Ltd	31,454

12,000	Pico Far East Holdings Ltd	3,042

20,000	Prosperity REIT	7,306

19,000	Regal Real Estate Investment Trust	4,159

31,400	SJM Holdings Ltd	36,357

60,000	Sun Hung Kai & Co Ltd	26,920

12,000	Sunlight Real Estate Investment Trust	7,141

4,000	TAI Cheung Holdings Ltd	3,098

15,300	VTech Holdings Ltd	135,467

19,000	Wheelock & Co Ltd	145,989

47,000	Yue Yuen Industrial Holdings Ltd	114,055

	Total Hong Kong	948,581

	India — 0.0%

300	Dr Reddy’s Laboratories Ltd ADR	12,048

27,460	Indian Oil Corp Ltd	40,644

20,549	REC Ltd	33,906

	Total India	86,598

	Ireland — 0.1%

10,295	AIB Group Plc	24,022

20,231	Bank of Ireland Group Plc	75,751

2,400	CRH Plc Sponsored ADR	81,312

2,237	Glanbia Plc	26,281

43,038	Hibernia REIT Plc	58,120

21,542	Irish Residential Properties REIT Plc	33,562

9,692	Origin Enterprises Plc	29,998

7,694	Permanent TSB Group Holdings Plc *	7,032

9,904	Smurfit Kappa Group Plc	333,665

6,616	Total Produce Plc	8,849

	Total Ireland	678,592

	Italy — 0.5%

26,024	A2A SPA	45,373

3,622	ACEA SPA	76,282

3,839	Ascopiave SpA	16,710

11	ASTM SPA	274

15,735	Banca Mediolanum SPA	128,603

11,700	Buzzi Unicem SpA	256,638

3,639	Cementir Holding NV	23,470

11,545	Cofide SPA	6,470

11,331	Enav SPA	67,471

5,648	Enel SPA	47,405

110	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	Italy — continued

23,809	EXOR NV	1,700,397

5,769	Falck Renewables SpA	37,814

76,218	Hera SPA	327,142

83,632	Iren SPA	258,878

24,339	Italgas SpA	148,738

1,690	La Doria SPA	15,354

8,623	Nexi SPA *	139,594

19,879	Piaggio & C SpA	47,554

6,898	Saras SPA	8,156

348	Sesa SpA	18,322

19,133	Unipol Gruppo SPA	95,331

	Total Italy	3,465,976

	Japan — 1.3%

2,000	ADEKA Corp	25,974

1,400	Aichi Corp	8,057

11,000	Amada Holdings Co Ltd	102,562

900	Arcland Sakamoto Co Ltd	9,061

38,000	Astellas Pharma Inc	595,582

2,600	Bandai Namco Holdings Inc	130,210

800	Bando Chemical Industries Ltd	5,160

24,400	Brother Industries Ltd	432,199

600	Canon Electronics Inc	10,270

2,900	Canon Marketing Japan Inc	66,558

7,300	Casio Computer Co Ltd	124,362

1,100	Central Glass Co Ltd	20,961

1,900	Chiba Kogyo Bank Ltd (The)	4,964

400	Chiyoda Integre Co Ltd	6,654

700	Cleanup Corp	3,351

4,800	Dai Nippon Printing Co Ltd	115,667

1,300	Dai Nippon Toryo Co Ltd	10,796

400	Dai-Dan Co Ltd	9,729

8,600	Daicel Corp	73,874

400	Daiichi Jitsugyo Co Ltd	12,377

400	Dainichiseika Color & Chemicals Manufacturing Co Ltd	8,605

1,200	Daiwa Industries Ltd	10,964

3,100	Daiwabo Holdings Co Ltd	156,354

2,900	DeNA Co Ltd	37,441

2,000	DTS Corp	36,328

1,000	ESPEC Corp	18,345

11,400	Fuji Electric Co Ltd	312,661

2,700	Fuji Media Holdings Inc	31,723

2,700	Fujitsu General Ltd	53,598

2,500	Fujitsu Ltd	260,690

200	Fukuda Corp	7,252

3,000	Geo Holdings Corp	32,444

700	Glory Ltd	18,697

6,300	Hakuhodo DY Holdings Inc	72,806

800	Hakuto Co Ltd	8,086

Shares	Description	Value ($)

	Japan — continued

1,100	Heiwa Corp	20,519

2,000	Hisamitsu Pharmaceutical Co Inc	88,521

6,300	Hokuetsu Corp	25,447

1,300	Inaba Denki Sangyo Co Ltd	28,653

800	Infocom Corp	20,087

3,000	Itochu Enex Co Ltd	23,342

1,300	Itochu Techno-Solutions Corp	36,412

100	Itochu-Shokuhin Co Ltd	4,147

2,700	Itoki Corp	8,869

29,200	JVCKenwood Corp	58,911

6,500	K’s Holdings Corp	71,001

1,800	Kaken Pharmaceutical Co Ltd	86,848

800	Kamei Corp	7,210

1,500	Kanematsu Corp	16,287

700	Kanematsu Electronics Ltd	19,908

1,900	Kasai Kogyo Co Ltd	11,693

300	Kato Sangyo Co Ltd	8,266

23,100	KDDI Corp	652,657

2,500	Keihin Corp	59,904

1,800	Kissei Pharmaceutical Co Ltd	43,486

52,200	Konica Minolta Inc	285,641

2,500	Kumiai Chemical Industry Co Ltd	16,660

1,100	Kureha Corp	55,010

2,300	KYORIN Holdings Inc	46,025

3,700	LIXIL VIVA Corp	69,829

4,100	Makino Milling Machine Co Ltd	137,879

500	Maruzen Showa Unyu Co Ltd	11,123

500	Matsuda Sangyo Co Ltd	6,535

3,300	Meidensha Corp	52,682

700	METAWATER Co Ltd	24,757

5,300	Mitsubishi Gas Chemical Co Inc	79,300

1,000	Mitsuboshi Belting Ltd	13,686

1,200	Mitsui Sugar Co Ltd	21,081

1,200	MTI Ltd	6,231

2,250	Nichias Corp	46,174

600	Nihon Unisys Ltd	18,239

16,900	Nikon Corp	172,630

2,300	Nippo Corp	51,894

2,000	Nippon Flour Mills Co Ltd	29,650

5,500	Nippon Kayaku Co Ltd	60,432

46,300	Nippon Light Metal Holdings Co Ltd	80,871

2,200	Nippon Soda Co Ltd	56,609

43,700	Nippon Telegraph & Telephone Corp	1,019,511

600	Nisshin Oillio Group Ltd (The)	18,524

400	Nissin Corp	5,491

5,700	Nissin Electric Co Ltd	54,257

100	NOF Corp	3,180

6,400	Nomura Real Estate Holdings Inc	138,085

600	NS Solutions Corp	16,798

400	NuFlare Technology Inc	44,504

See accompanying notes to the financial statements.	111

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	Japan — continued

33,700	Obayashi Corp	339,968

100	Okinawa Cellular Telephone Co	3,612

800	Organo Corp	47,159

600	Osaka Soda Co Ltd	14,144

2,000	Proto Corp	20,110

1,200	Raito Kogyo Co Ltd	14,531

2,000	Raiznext Corp	22,248

800	Sac’s Bar Holdings Inc	5,390

2,200	San-Ai Oil Co Ltd	18,931

2,000	Sanki Engineering Co Ltd	23,467

900	Sanyo Chemical Industries Ltd	36,534

3,000	Seiko Holdings Corp	57,941

5,900	Seino Holdings Co Ltd	63,943

600	Sekisui Jushi Corp	11,749

36,000	Shimizu Corp	327,325

1,600	Shizuoka Gas Co Ltd	12,706

7,400	Showa Corp	158,183

200	Sinanen Holdings Co Ltd	3,717

1,500	Sinko Industries Ltd	21,022

1,700	Sintokogio Ltd	12,153

19,700	SUMCO Corp	298,297

88,300	Sumitomo Chemical Co Ltd	321,764

10,700	Sumitomo Dainippon Pharma Co Ltd	152,673

500	Sumitomo Seika Chemicals Co Ltd	12,995

2,900	T-Gaia Corp	54,952

300	Taisho Pharmaceutical Holdings Co Ltd	18,424

1,100	Takasago Thermal Engineering Co Ltd	16,925

12,900	Teijin Ltd	211,530

800	Tokyo Seimitsu Co Ltd	25,241

7,600	Tokyu Construction Co Ltd	47,383

900	Toli Corp	2,153

1,300	Toppan Forms Co Ltd	12,365

7,700	Toppan Printing Co Ltd	134,649

800	Torii Pharmaceutical Co Ltd	23,922

3,800	Tosei Corp	40,755

8,600	Tosoh Corp	116,385

800	Toyo Ink SC Holdings Co Ltd	15,460

4,500	Toyo Suisan Kaisha Ltd	178,907

5,500	TS Tech Co Ltd	142,237

4,600	Ushio Inc	57,377

1,900	Wacoal Holdings Corp	44,241

200	Wowow Inc	4,473

3,200	YAMABIKO Corp	25,637

6,800	Yamaha Motor Co Ltd	107,341

2,800	Yamazen Corp	22,437

1,500	Yellow Hat Ltd	20,000

900	Yuasa Trading Co Ltd	25,301

	Total Japan	10,118,475

Shares	Description	Value ($)

	Malta — 0.0%

125,500	BGP Holdings Plc (a) *	—

	Mexico — 0.0%

3,100	El Puerto de Liverpool SAB de CV – Class C1	14,647

4,800	Gentera SAB de CV	4,619

	Total Mexico	19,266

	Netherlands — 0.5%

1,132	Adyen NV *	996,324

13,553	ASR Nederland NV	456,088

1,397	Heineken Holding NV	124,050

66	Hunter Douglas NV	3,960

1,434	Koninklijke Volkerwessels NV *	34,762

39	Prosus NV *	2,727

9,549	Randstad NV	491,992

35,518	Signify NV	1,058,311

11,010	Wolters Kluwer NV	805,508

	Total Netherlands	3,973,722

	New Zealand — 0.0%

14,056	SKY Network Television Ltd *	4,760

	Norway — 0.1%

3,235	Adevinta ASA *	33,589

12,410	Austevoll Seafood ASA	110,132

13,031	BW LPG Ltd	81,345

7,836	DNB ASA	131,247

68,004	Elkem ASA	134,230

4,479	Entra ASA	70,947

12,588	Europris ASA	42,045

7,140	Gjensidige Forsikring ASA	145,110

10,278	Kvaerner ASA	9,529

2,478	Salmar ASA	111,988

1,557	Selvaag Bolig ASA	10,045

2,664	SpareBank 1 Nord Norge	20,606

415	Sparebank 1 Oestlandet	4,172

4,533	SpareBank 1 SMN	45,335

14,968	SpareBank 1 SR-Bank ASA	143,348

859	Stolt-Nielsen Ltd	9,558

	Total Norway	1,103,226

	Philippines — 0.0%

350	Globe Telecom Inc	12,230

	Poland — 0.0%

8,498	PLAY Communications SA	66,799

	Portugal — 0.2%

35,012	Altri SGPS SA	190,268

2,594	EDP Renovaveis SA *	35,110

112	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	Portugal — continued

57,634	EDP – Energias de Portugal SA	269,076

42,078	Galp Energia SGPS SA	580,432

21,330	Navigator Co SA (The)	65,911

50,161	NOS SGPS SA	198,123

35,693	REN – Redes Energeticas Nacionais SGPS SA	99,065

1,298	Semapa-Sociedade de Investimento e Gestao	16,317

211,728	Sonae SGPS SA	166,347

	Total Portugal	1,620,649

	Russia — 0.0%

2,560	Gazprom Neft PJSC	15,403

362,000	Inter RAO UES PJSC	28,536

7,422	Novolipetsk Steel PJSC GDR	142,510

	Total Russia	186,449

	Singapore — 0.3%

25,200	Accordia Golf Trust	11,222

18,800	Cache Logistics Trust (REIT)	9,293

128,900	CapitaLand Commercial Trust (REIT)	172,814

135,600	CapitaLand Mall Trust (REIT)	222,447

122,100	ComfortDelGro Corp Ltd	173,117

17,400	DBS Group Holdings Ltd	304,225

21,100	First Real Estate Investment Trust	14,897

400	Jardine Cycle & Carriage Ltd	7,859

26,700	Keppel DC (REIT)	44,654

108,864	Mapletree Commercial Trust (REIT)	165,005

177,400	Mapletree Greater China Commercial Trust (REIT)	140,862

92,800	Mapletree Industrial Trust (REIT)	179,084

39,200	Mapletree Logistics Trust (REIT)	52,251

42,400	Silverlake Axis Ltd	9,220

39,700	StarHub Ltd *	42,672

12,000	Venture Corp Ltd	144,628

3,000	Wing Tai Holdings Ltd	4,206

384,100	Yangzijiang Shipbuilding Holdings Ltd	266,501

58,400	Yanlord Land Group Ltd	49,256

	Total Singapore	2,014,213

	South Africa — 0.1%

43,589	Absa Group Ltd	375,111

4,985	Liberty Holdings Ltd	30,397

3,145	Motus Holdings Ltd	14,735

3,643	MultiChoice Group Ltd *	21,286

5,690	Reunert Ltd	20,688

34,569	Telkom SA SOC Ltd	58,807

	Total South Africa	521,024

	South Korea — 0.3%

24,458	Hana Financial Group Inc	633,379

6,742	Industrial Bank of Korea *	53,169

Shares	Description	Value ($)

	South Korea — continued

22,008	Kia Motors Corp	664,087

7	LG Corp	389

7,147	Shinhan Financial Group Co Ltd	191,143

990	SK Hynix Inc	73,152

26,200	SK Telecom Co Ltd Sponsored ADR	503,302

	Total South Korea	2,118,621

	Spain — 0.5%

3,837	Acerinox SA	35,744

672	ACS Actividades de Construccion y Servicios SA	20,038

973	Aena SME SA	156,718

15,887	Almirall SA *	208,175

15,422	Cia de Distribucion Integral Logista Holdings SA	314,832

2,369	eDreams ODIGEO SA *	9,913

15,819	Enagas SA *	410,466

39,905	Endesa SA	1,026,836

7,534	Faes Farma SA	36,415

55,388	Iberdrola SA	634,092

112,399	Mapfre SA	252,821

40,863	Mediaset Espana Comunicacion SA	206,505

24,128	Red Electrica Corp SA	461,165

	Total Spain	3,773,720

	Sweden — 0.3%

2,305	AcadeMedia AB	12,919

5,709	Axfood AB	106,455

2,115	Bilia AB-Class A	20,411

12,394	Boliden AB	260,289

2,101	Clas Ohlson AB-Class B	20,730

6,880	Cloetta AB-Class B	21,270

8,185	EQT AB*	119,700

5,334	Granges AB	43,011

1,741	Humana AB	8,792

4,284	Inwido AB	37,353

3,401	JM AB	93,575

36,273	Klovern AB – B Shares	83,695

5,642	Lindab International AB	67,272

2,586	Loomis AB – Class B	90,308

6,006	Nobia AB	38,840

1,238	Peab AB – Class B	12,458

17,967	Resurs Holding AB	97,255

18,753	Skanska AB – B Shares	412,949

43,126	Volvo AB – B Shares	676,934

	Total Sweden	2,224,216

	Switzerland — 0.0%

666	BKW AG	57,138

1,287	Galenica AG *	87,024

See accompanying notes to the financial statements.	113

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	Switzerland — continued

1	Huber + Suhner AG (Registered)	67

620	Roche Holding AG	196,964

	Total Switzerland	341,193

	Taiwan — 0.2%

6,000	Realtek Semiconductor Corp	43,416

18,000	Radiant Opto-Electronics Corp	57,019

3,000	Phison Electronics Corp	32,049

16,000	Chicony Electronics Co Ltd	43,354

1,200	Ruentex Industries Ltd *	2,642

8,000	Walsin Lihwa Corp *	3,635

3,000	Gigabyte Technology Co Ltd	5,056

65,000	Novatek Microelectronics Corp	409,068

143,000	Inventec Corp	107,148

375,000	Pou Chen Corp	416,353

	Total Taiwan	1,119,740

	Turkey — 0.0%

40,883	KOC Holding AS	113,927

12,484	TAV Havalimanlari Holding AS	40,897

11,321	Turkiye Garanti Bankasi AS *	17,331

	Total Turkey	172,155

	United Kingdom — 1.4%

72,122	3i Group Plc	949,355

6,760	Aggreko Plc	59,061

44,552	Assura Plc (REIT)	42,360

2,724	AVEVA Group Plc	154,959

1,488	Bank of Georgia Group Plc *	32,363

65,686	Barratt Developments Plc	648,425

9,365	Bellway Plc	453,233

4,639	British American Tobacco Plc	183,423

13,400	British American Tobacco Plc Sponsored ADR	533,320

143,842	Centamin Plc	239,676

8,037	CMC Markets Plc	15,453

7,001	Computacenter Plc	148,419

8,466	Daily Mail & General Trust Plc	81,135

2,975	Derwent London Plc (REIT)	150,479

4,818	Direct Line Insurance Group Plc	19,205

38,085	Dixons Carphone Plc	60,745

7,106	Dunelm Group Plc	101,443

14,702	Electrocomponents Plc	115,376

1,271	EMIS Group Plc	18,828

126,851	Ferrexpo Plc	212,216

1,580	Firstgroup Plc *	2,401

10,989	Frasers Group Plc *	53,964

359	Galliford Try Holdings Plc	722

4,421	Gem Diamonds Ltd *	3,109

3,875	Go-Ahead Group Plc (The)	98,522

Shares	Description	Value ($)

	United Kingdom — continued

11,111	Great Portland Estates Plc (REIT)	119,937

7,432	Ibstock Plc	26,201

20,283	IG Group Holdings Plc	176,947

14,967	Inchcape Plc	111,877

29,866	Indivior Plc *	16,593

99,594	International Consolidated Airlines Group SA	610,374

7,674	International Personal Finance Plc	14,669

81,921	J Sainsbury Plc	207,542

15,323	JD Sports Fashion Plc	146,583

15,985	John Laing Group Plc	69,634

58,548	Kingfisher Plc	143,642

26,511	LondonMetric Property Plc (REIT)	70,503

12,214	Lookers Plc	7,065

24,729	Meggitt Plc	174,144

7,074	Mitchells & Butlers Plc *	30,679

9,203	Morgan Advanced Materials Plc	32,856

1,204	Morgan Sindall Group Plc	27,433

7,586	N Brown Group Plc	5,570

18,324	National Express Group Plc	99,927

4,545	Numis Corp Plc	14,894

20,529	OneSavings Bank Plc	107,191

8,393	Paragon Banking Group Plc	49,368

13,613	Pennon Group Plc	190,398

36,788	Persimmon Plc	1,360,121

27,300	Pets at Home Group Plc	91,272

21,902	Phoenix Group Holdings Plc	196,670

17,120	Playtech Plc	55,746

20,895	Plus500 Ltd	257,024

110,718	QinetiQ Group Plc	495,562

3,625	Redde Northgate Plc	11,522

2,287	Savills Plc	31,999

38,877	Sirius Real Estate Ltd	40,642

9,105	Smiths Group Plc	181,436

5,939	Softcat Plc	81,270

32,470	Spirent Communications Plc	87,605

7,940	Stock Spirits Group Plc	19,830

33,215	Tate & Lyle Plc	302,870

2,362	Ultra Electronics Holdings Plc	59,849

7,126	UNITE Group Plc (The) (REIT)	103,667

9,113	Vesuvius Plc	50,009

206	Vistry Group Plc	3,409

94,474	WM Morrison Supermarkets Plc	211,450

	Total United Kingdom	10,474,172

	United States — 4.5%

32,100	ACCO Brands Corp.	257,121

9,100	Acushnet Holdings Corp.	231,595

1,400	Adobe, Inc. * (b)	483,168

300	AGCO Corp.	18,129

200	Amazon.com, Inc. *	376,750

114	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	United States — continued

9,000	American Express Co. (c)	989,370

7,600	Ameriprise Financial, Inc. (b)	1,073,880

5,700	Amgen, Inc.	1,138,461

500	Apple, Inc. (c)	136,680

800	Atkore International Group, Inc. *	29,528

12,600	Best Buy Co., Inc. (c)	953,190

2,900	Brady Corp. – Class A	137,286

4,400	Bristol-Myers Squibb Co.	259,864

500	Brooks Automation, Inc. (c)	17,255

4,500	Bruker Corp. (c)	196,020

3,400	Builders FirstSource, Inc. *	77,214

13,000	Cadence Design Systems, Inc. * (b)	859,820

1,000	CBIZ, Inc. *	26,040

200	Cimpress Plc * (c)	23,282

5,100	Columbia Sportswear Co. (c)	414,630

28,100	Comcast Corp. – Class A (c)	1,136,083

600	Core-Mark Holding Co., Inc.	13,806

16,200	CoreCivic, Inc. (REIT) (b)	239,922

29,400	CORTEVA, Inc. * (c)	799,680

1,300	CSG Systems International, Inc. (c)	57,525

4,100	Curo Group Holdings Corp.	37,843

44,200	Dana, Inc. (c)	635,596

11,200	eBay, Inc.	387,968

5,000	Eli Lilly & Co. (b) (c)	630,650

10,700	Enova International, Inc. *	205,654

2,300	Envista Holdings Corp.	58,374

6,700	Estee Lauder Cos, Inc. (The) – Class A (c)	1,230,120

700	Exterran Corp. *	3,570

300	Federal Agricultural Mortgage Corp. – Class C	22,518

1,400	Federal Signal Corp. (c)	40,600

14,162	Gannett Co., Inc. * (c)	59,480

1,300	Garmin Ltd.	114,907

2,200	GEO Group, Inc. (REIT)	32,208

9,900	Gilead Sciences, Inc.	686,664

200	Graham Holdings Co. – Class B (b)	100,576

1,500	Group 1 Automotive, Inc. (c)	127,845

2,200	Heidrick & Struggles International, Inc.	49,060

18,900	Herman Miller, Inc.	647,136

1,500	Hershey Co. (The) (c)	215,985

31,900	Hewlett Packard Enterprise Co.	408,001

51,100	HP, Inc. (b) (c)	1,062,369

15,300	Huntsman Corp. (c)	289,782

200	ICF International, Inc.	15,196

2,900	Insight Enterprises, Inc. * (c)	159,761

24,500	Intel Corp. (b) (c)	1,360,240

700	Inter Parfums, Inc.	42,042

19,200	Interpublic Group of Cos., Inc. (The) (c)	410,112

3,200	Intuit, Inc.	850,720

1,400	ITT, Inc.	84,210

300	Johnson Outdoors, Inc. – Class A	18,723

Shares	Description	Value ($)

	United States — continued

400	JPMorgan Chase & Co. (c)	46,444

35,100	Juniper Networks, Inc. (c)	744,822

600	KB Home (c)	19,554

800	Kimberly-Clark Corp. (c)	104,952

700	KONTOOR BRANDS, Inc. * (c)	23,618

1,700	Kulicke & Soffa Industries, Inc.	38,811

4,900	La-Z-Boy, Inc.	140,385

1,600	Laureate Education, Inc. – Class A *	29,920

800	Lockheed Martin Corp. (c)	295,896

1,600	Materion Corp.	72,544

500	MDC Holdings, Inc.	19,670

11,000	Medtronic Plc (b)	1,107,370

16,800	Merck & Co., Inc. (b)	1,286,208

2,100	Meritor, Inc. * (c)	47,649

6,800	Micron Technology, Inc. * (c)	357,408

100	Microsoft Corp.	16,201

13,600	Modine Manufacturing Co. *	101,456

3,200	Mondelez International, Inc. – Class A (c)	168,960

3,800	Moog, Inc. – Class A	293,056

700	Motorola Solutions, Inc. (c)	115,976

5,400	Movado Group, Inc. (c)	79,380

5,500	NetApp, Inc.	256,960

1,900	Newmark Group, Inc. – Class A	18,145

900	NIC, Inc. (c)	16,461

2,300	NIKE, Inc. – Class B (c)	205,574

200	NVIDIA Corp.	54,014

1,000	OFG Bancorp	16,740

2,200	OneMain Holdings, Inc. (c)	80,850

5,200	Oracle Corp. (c)	257,192

900	Oshkosh Corp. (c)	64,935

2,600	Parsons Corp. *	101,634

10,300	PepsiCo, Inc. (b)	1,359,909

9,100	Perdoceo Education Corp. * (c)	135,863

31,300	Pfizer, Inc. (b)	1,046,046

11,400	Phillips 66 (b)	853,404

2,000	Popular, Inc.	95,960

1,900	Progress Software Corp.	70,851

17,500	Qurate Retail, Inc. – Series A *	119,350

800	Regional Management Corp. *	20,520

100	Reliance Steel & Aluminum Co.	10,229

900	Scholastic Corp.	28,881

900	Schweitzer-Mauduit International, Inc.(c)	30,348

1,900	SkyWest, Inc. (c)	86,260

1,900	SolarWinds Corp. * (c)	34,618

6,000	Sonic Automotive, Inc. – Class A (c)	168,000

600	SPX Corp. *	25,158

8,200	Stoneridge, Inc. *	181,220

900	Sykes Enterprises, Inc. *	28,512

8,000	Synopsys, Inc. (b) *	1,103,440

4,000	Target Corp.	412,000

See accompanying notes to the financial statements.	115

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares / Par Value†	Description	Value ($)

	United States — continued

700	Teledyne Technologies, Inc. *	236,124

5,100	Telephone & Data Systems, Inc.	102,714

2,400	Textron, Inc. (c)	97,440

13,100	Timken Co. (The) (b)	587,404

2,627	Triple-S Management Corp. – Class B * (c)	39,379

8,300	United Technologies Corp. (c)	1,083,897

3,100	Universal Corp.	152,985

1,000	Universal Forest Products, Inc.	46,860

15,000	Vishay Intertechnology, Inc. (c)	280,500

7,400	World Fuel Services Corp.	209,272

17,600	Xenia Hotels & Resorts, Inc. (REIT) (b)	263,296

	Total United States	35,027,434

	TOTAL COMMON STOCKS (COST $98,244,261)	92,097,389

	PREFERRED STOCKS (d) — 0.0%

	Brazil — 0.0%

16,000	Companhia Energetica de Minas Gerais	49,948

	Germany — 0.0%

278	Draegerwerk AG & Co KGaA	17,917

446	Villeroy & Boch AG	6,239

	Total Germany	24,156

	South Korea — 0.0%

13	Samsung Electronics Co Ltd	496

66	Samsung Electronics Co Ltd GDR (Registered)	63,612

	Total South Korea	64,108

	TOTAL PREFERRED STOCKS (COST $135,440)	138,212

	RIGHTS/WARRANTS — 0.0%

	Spain — 0.0%

672	ACS Actividades de Construccion y Servicios SA *	295

	TOTAL RIGHTS/WARRANTS (COST $326)	295

	DEBT OBLIGATIONS — 5.6%

	United States — 5.6%

	U.S. Government — 5.6%

4,217,928	U.S. Treasury Inflation Indexed Bond, 0.63%, due 01/15/26 (e)	4,453,209

5,380,953	U.S. Treasury Inflation Indexed Bond, 0.38%, due 01/15/27 (e)	5,628,493

Par Value† / Shares	Description	Value ($)

	United States — continued

	U.S. Government — continued

3,053,574	U.S. Treasury Inflation Indexed Bond, 0.50%, due 01/15/28 (e)	3,239,109

6,869,352	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (e)	7,954,653

3,351,823	U.S. Treasury Inflation Indexed Bond, 0.75%, due 07/15/28 (b) (e)	3,652,162

5,513,098	U.S. Treasury Inflation Indexed Bond, 0.88%, due 01/15/29 (e)	6,070,826

9,884,331	U.S. Treasury Inflation Indexed Bond, 2.50%, due 01/15/29 (e)	12,316,251

	Total U.S. Government	43,314,703

	Total United States	43,314,703

	TOTAL DEBT OBLIGATIONS (COST $40,507,448)	43,314,703

	MUTUAL FUNDS — 83.0%

	United States — 83.0%

	Affiliated Issuers — 83.0%

3,024,319	GMO Core Plus Bond Fund, Class IV	67,321,337

989,572	GMO Emerging Country Debt Fund, Class IV	27,054,909

5,988,003	GMO Emerging Markets Fund, Class VI	182,753,835

9,890,430	GMO International Equity Fund, Class IV	198,303,123

811,736	GMO Opportunistic Income Fund, Class VI	21,226,892

2,520,299	GMO Quality Fund, Class VI	57,387,212

2,406,750	GMO U.S. Equity Fund, Class VI	28,351,515

2,956,399	GMO U.S. Small Cap Value Fund, Class VI	53,392,571

1,156,270	GMO U.S. Treasury Fund	5,804,477

	TOTAL MUTUAL FUNDS (COST $646,514,219)	641,595,871

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

1,113,181	State Street Institutional Treasury Money Market Fund – Premier Class, 1.50% (f)	1,113,181

	TOTAL SHORT-TERM INVESTMENTS (COST $1,113,181)	1,113,181

	TOTAL INVESTMENTS — 100.6% (Cost $786,514,875)	778,259,651

	SECURITIES SOLD SHORT — (1.6)%

	Common Stocks — (1.6)%

	Austria — (0.0)%

(1,079)	IMMOFINANZ AG	(27,795)

(1,334)	Schoeller-Bleckmann Oilfield Equipment AG	(54,453)

116	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	Common Stocks — continued

	Austria — continued

(1,269)	voestalpine AG	(27,632)

	Total Austria	(109,880)

	Brazil — (0.0)%

(2,800)	Pagseguro Digital Ltd – Class A *	(87,836)

	Canada — (0.0)%

(7,600)	AltaGas Ltd	(113,639)

(14,000)	Cameco Corp	(121,520)

	Total Canada	(235,159)

	Denmark — (0.1)%

(80)	AP Moller – Maersk A/S – Class A	(75,863)

(193)	AP Moller – Maersk A/S – Class B	(194,758)

(8,352)	Chr Hansen Holding A/S	(602,126)

(521)	DFDS A/S	(18,238)

(1,240)	ISS A/S	(22,034)

(3,772)	Jyske Bank A/S (Registered) *	(129,911)

(629)	Novozymes A/S – Class B	(32,246)

	Total Denmark	(1,075,176)

	Germany — (0.1)%

(2,752)	1&1 Drillisch AG	(59,887)

(69,387)	Deutsche Bank AG (Registered) *	(609,182)

	Total Germany	(669,069)

	Japan — (0.0)%

(4,200)	Japan Lifeline Co Ltd *	(51,179)

(4,100)	JGC Corp *	(49,564)

(300)	JINS Holdings Inc *	(18,353)

(5,900)	Mitsui OSK Lines Ltd *	(121,531)

(700)	Optorun Co Ltd *	(18,425)

(15,300)	Orient Corp *	(18,920)

	Total Japan	(277,972)

	Luxembourg — (0.0)%

(900)	Intelsat SA *	(3,474)

	Netherlands — (0.0)%

(13,576)	Altice Europe NV – Class B *	(70,472)

(600)	InterXion Holding NV *	(50,935)

(1,034)	OCI NV *	(17,310)

	Total Netherlands	(138,717)

	Norway — (0.0)%

(1,667)	Borr Drilling Ltd *	(3,573)

	Portugal — (0.0)%

(10,663)	CTT-Correios de Portugal SA	(27,507)

Shares	Description	Value ($)

	Common Stocks — continued

	Spain — (0.0)%

(25)	Bolsas y Mercados Espanoles SHMSF SA	(953)

(18)	Masmovil Ibercom SA *	(358)

	Total Spain	(1,311)

	Switzerland — (0.0)%

(13,127)	Credit Suisse Group AG (Registered)	(147,475)

(1,262)	Dufry AG (Registered)	(92,613)

(412)	Swiss Prime Site AG (Registered)	(49,710)

	Total Switzerland	(289,798)

	United Kingdom — (0.0)%

(4,300)	Farfetch Ltd – Class A *	(48,031)

(20,502)	G4S Plc	(45,395)

(43,481)	Melrose Industries Plc	(120,252)

(7,100)	Tronox Holdings Plc – Class A	(52,114)

	Total United Kingdom	(265,792)

	United States — (1.1)%

(2,300)	2U, Inc. *	(54,073)

(20,600)	Aerie Pharmaceuticals, Inc. *	(360,500)

(900)	AnaptysBio, Inc. *	(13,455)

(11,200)	Beyond Meat, Inc. *	(1,004,080)

(4,500)	Cloudera, Inc. *	(40,050)

(100)	CME Group, Inc.	(19,882)

(900)	Crowdstrike Holdings, Inc. – Class A *	(53,676)

(5,100)	Diamondback Energy, Inc.	(316,200)

(400)	Dick’s Sporting Goods, Inc.	(14,564)

(1,700)	Dollar Tree, Inc. *	(141,151)

(4,800)	EQT Corp.	(28,176)

(500)	Esperion Therapeutics, Inc. *	(25,245)

(8,700)	Eventbrite, Inc. – Class A *	(127,107)

(5,400)	Heron Therapeutics, Inc. *	(100,710)

(1,600)	Immunomedics, Inc. *	(25,600)

(2,400)	Intercept Pharmaceuticals, Inc. *	(220,656)

(1,300)	Intra-Cellular Therapies, Inc. *	(27,430)

(3,600)	Iovance Biotherapeutics, Inc. *	(118,476)

(7,700)	Knight-Swift Transportation Holdings, Inc.	(245,938)

(17,000)	Kraft Heinz Co. (The)	(421,090)

(1,100)	Ligand Pharmaceuticals, Inc. *	(102,960)

(200)	Lowe’s Cos, Inc.	(21,314)

(18,300)	LYFT, Inc. – Class A *	(697,596)

(3,800)	Macerich Co. (The) (REIT)	(77,596)

(1,500)	Madrigal Pharmaceuticals, Inc. *	(129,255)

(600)	Middleby Corp. (The) *	(67,086)

(15,900)	Mosaic Co. (The)	(270,777)

(9,400)	National Oilwell Varco, Inc.	(175,874)

(16,500)	Nektar Therapeutics *	(343,365)

(38,400)	Oasis Petroleum, Inc. *	(62,784)

(600)	PolyOne Corp.	(14,856)

See accompanying notes to the financial statements.	117

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

February 29, 2020

Shares	Description	Value ($)

	Common Stocks — continued

	United States — continued

(1,100)	Sangamo Therapeutics, Inc. *	(9,383)

(2,500)	Seritage Growth Properties (REIT) *	(85,950)

(14,800)	Shake Shack, Inc. – Class A *	(879,712)

(500)	Skechers U.S.A. Inc-Class A *	(16,540)

(800)	Sleep Number Corp. *	(35,240)

(1,500)	Switch, Inc. – Class A	(21,510)

(6,800)	Tallgrass Energy LP – Class A	(150,076)

(133,000)	Transocean Ltd *	(445,550)

(600)	Trupanion, Inc. *	(18,444)

(800)	Veritex Holdings, Inc.	(19,256)

(4,100)	Verra Mobility Corp. *	(62,095)

(200)	Visteon Corp. *	(13,008)

(1,800)	WillScot Corp. *	(31,572)

Shares	Description	Value ($)

	Common Stocks — continued

	United States — continued

(5,400)	World Wrestling Entertainment, Inc.– Class A	(252,558)

(4,900)	Zogenix, Inc. *	(122,892)

(12,600)	Zoom Video Communications, Inc.– Class A *	(1,323,000)

	Total United States	(8,808,308)

	TOTAL COMMON STOCKS (PROCEEDS $13,510,235)	(11,993,572)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $13,510,235)	(11,993,572)

	Other Assets and Liabilities (net) — 1.0%	7,171,598

	TOTAL NET ASSETS — 100.0%	$773,437,677

A summary of outstanding financial instruments at February 29, 2020 is as follows:

Written Options

Equity Options

Description	Exercise Price	Expiration Date	Number of Contracts		Notional Amount		Value ($)
Equity Options — Puts
S&P 500 Index	2,950.00	03/06/20	USD	(12)	USD	25,110,870	(97,080)
S&P 500 Index	2,950.00	03/13/20	USD	(12)	USD	30,133,044	(121,440)
S&P 500 Index	2,950.00	03/20/20	USD	(12)	USD	31,905,576	(129,600)

		Total Equity Options — Puts					(348,120)

		TOTAL WRITTEN OPTIONS (COST $(353,880))					(348,120)

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 1.00%	MORD	USD	758,831	05/18/2020	Monthly	—	10,678	10,678
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	638,207	05/18/2020	Monthly	—	56,951	56,951
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 1.75%	MORD	USD	611,487	05/18/2020	Monthly	—	58,837	58,837
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 1.06%	MORD	USD	605,251	05/18/2020	Monthly	—	41,880	41,880
Total Return on Equity Basket (g)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	175,159	03/18/2021	Monthly	—	19,436	19,436

							$—	$187,782	$187,782

118	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

February 29, 2020

As of February 29, 2020, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(c)	All or a portion of this security is out on loan (Note 2).

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic (Note 2).

(f)	The rate disclosed is the 7 day net yield as of February 29, 2020.

(g)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 120.

See accompanying notes to the financial statements.	119

GMO Trust Funds

Schedule of Investments — (Continued)

February 29, 2020

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CAD LIBOR - London Interbank Offered Rate denominated in Canadian Dollar.

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CLO - Collateralized Loan Obligation

CP - Counterparty

CVR - Contingent Value Right

ETF - Exchange-Traded Fund

EURIBOR - Euro Interbank Offered Rate

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

GBP LIBOR - London Interbank Offered Rate denominated in British Pound.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

LIBOR - London Interbank Offered Rate

NVDR - Non-Voting Depositary Receipt

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OJSC - Open Joint-Stock Company

OTC - Over-the-Counter

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT - Real Estate Investment Trust

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose financial Company)

SOFR - Secured Overnight Financing Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield.

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

The rates shown on variable rate notes are the current interest rates at February 29,

2020, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

UBS - UBS Securities LLC

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

120	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 29, 2020

	Consolidated Alternative Allocation Fund	Benchmark-Free Allocation Fund	Benchmark-Free Fund	Global Asset Allocation Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$29,261,066	$8,796,460,088	$744,075,412	$1,557,285,394

Investments in unaffiliated issuers, at value (Note 2)(b)(c)	222,652,523	5,154,479	1,879,863,930	83,969

Foreign currency, at value (Note 2)(d)	—	—	292,487	—

Cash	2,754,648	—	36	176,853

Receivable for investments sold	6,108,585	28,954,257	4,746,560	15,000,000

Receivable for Fund shares sold	15,780	51,350	—	2,835

Receivable for closed swap contracts (Note 4)	511,327	—	—	—

Dividends and interest receivable	221,252	5,458	3,089,473	7,930

Dividend withholding tax receivable	—	—	391,623	—

Foreign capital gains tax refund receivable (Note 2)	—	—	109,924	—

Unrealized appreciation on open forward currency contracts (Note 4)	2,844,392	—	—	—

Due from broker (Note 2)	4,925,526	—	—	—

Receivable for variation margin on open futures contracts (Note 4)	246,697	—	252,590	—

Receivable for open OTC swap contracts (Note 4)	2,128,648	—	4,827,122	—

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	59,325	1,058,242	239,463	14,800

Total assets	271,729,769	8,831,683,874	2,637,888,620	1,572,571,781

Liabilities:

Investments sold short, at value (Note 2)(e)	23,059,699	—	32,256,795	—

Due to broker (Note 2)	—	—	59,322	—

Payable for cash collateral from securities loaned (Note 2)	—	—	1,854,829	—

Foreign currency due to custodian	829	—	—	—

Payable for investments purchased	2,282,413	—	16,266,664	15,007,531

Payable for Fund shares repurchased	71,200	29,039,388	72	74,000

Accrued foreign capital gains tax payable (Note 2)	—	—	2,356	—

Payable to affiliate for (Note 5):

Management fee	130,001	4,755,510	—	—

Supplemental support fee – Class MF	—	239,098	—	—

Shareholder service fee	14,181	644,498	—	—

Payable to agents unaffiliated with GMO	33	2,156	713	450

Payable for variation margin on open futures contracts (Note 4)	373,529	—	—	—

Payable for variation margin on open cleared swap contracts (Note 4)	332,857	—	—	—

Payable for closed swap contracts (Note 4)	56,667	—	—	—

Unrealized depreciation on open forward currency contracts (Note 4)	3,774,231	—	1,332,706	—

Interest and dividend payable for short sales	—	—	8,958	—

Payable to Trustees and related expenses	645	29,299	8,596	5,378

Written options outstanding, at value (Note 4)(f)	6,421,146	—	1,653,570	—

Accrued expenses	171,178	186,806	514,385	74,364

Total liabilities	36,688,609	34,896,755	53,958,966	15,161,723

Net assets	$235,041,160	$8,796,787,119	$2,583,929,654	$1,557,410,058

(a) Cost of investments – affiliated issuers:	$32,000,000	$9,090,386,242	$740,395,493	$1,601,912,821

(b) Cost of investments – unaffiliated issuers:	$225,032,612	$5,154,479	$1,953,138,647	$83,098

(c) Includes securities on loan at value (Note 2):	$13,863,518	$—	$28,930,518	$—

(d) Cost of foreign currency:	$—	$—	$294,611	$—

(e) Proceeds from securities sold short:	$24,141,869	$—	$33,694,658	$—

(f) Premiums on written options:	$2,074,209	$—	$1,680,929	$—

See accompanying notes to the financial statements.	121

GMO Trust Funds

Statements of Assets and Liabilities — February 29, 2020 — (Continued)

	Consolidated Alternative Allocation Fund	Benchmark-Free Allocation Fund	Benchmark-Free Fund	Global Asset Allocation Fund
Net assets consist of:

Paid-in capital	$244,393,806	$9,204,027,920	$2,888,412,702	$1,834,396,959

Distributable earnings (accumulated loss)	(9,352,646)	(407,240,801)	(304,483,048)	(276,986,901)

	$235,041,160	$8,796,787,119	$2,583,929,654	$1,557,410,058

Net assets attributable to:

Class III	$—	$3,785,568,012	$2,583,929,654	$1,539,521,588

Class IV	$—	$2,085,323,723	$—	$—

Class VI	$200,812,336	$—	$—	$—

Class MF	$—	$2,827,442,422	$—	$—

Class R6	$—	$—	$—	$17,888,470

Class I	$34,228,824	$98,452,962	$—	$—

Shares outstanding:

Class III	—	148,253,303	136,844,984	48,876,858

Class IV	—	81,684,502	—	—

Class VI	10,323,104	—	—	—

Class MF	—	110,648,283	—	—

Class R6	—	—	—	567,906

Class I	1,761,056	3,857,988	—	—

Net asset value per share:

Class III	$—	$25.53	$18.88	$31.50

Class IV	$—	$25.53	$—	$—

Class VI	$19.45	$—	$—	$—

Class MF	$—	$25.55	$—	$—

Class R6	$—	$—	$—	$31.50

Class I	$19.44	$25.52	$—	$—

122	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 29, 2020 — (Continued)

	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Consolidated Implementation Fund	International Developed Equity Allocation Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$73,346,618	$1,455,635,364	$6,103,201	$297,377,707

Investments in unaffiliated issuers, at value (Note 2)(b)(c)	67,524	485,493	7,233,384,800	120,995

Foreign currency, at value (Note 2)(d)	—	—	1,319,650	—

Cash	—	—	324,024	—

Receivable for investments sold	—	—	37,482,377	—

Dividends and interest receivable	97	664	12,328,054	254

Dividend withholding tax receivable	—	—	1,482,538	—

Foreign capital gains tax refund receivable (Note 2)	—	—	4,432	—

Unrealized appreciation on open forward currency contracts (Note 4)	—	—	12,625,459	—

Due from broker (Note 2)	—	—	190,097,156	—

Receivable for variation margin on open futures contracts (Note 4)	—	—	712,120	—

Receivable for open OTC swap contracts (Note 4)	—	—	28,502,114	—

Interest receivable for open OTC swap contracts (Note 4)	—	—	16,270	—

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	10,868	14,250	516,531	14,364

Miscellaneous receivable	—	—	5,121	—

Total assets	73,425,107	1,456,135,771	7,524,903,847	297,513,320

Liabilities:

Investments sold short, at value (Note 2)(e)	—	—	247,310,470	—

Due to broker (Note 2)	—	—	146,372	—

Payable for cash collateral from securities loaned (Note 2)	—	—	6,131,352	—

Payable for investments purchased	—	—	99,572,382	—

Payable for Fund shares repurchased	—	—	8,270,257	8,382

Payable to agents unaffiliated with GMO	25	429	1,911	51

Payable for variation margin on open cleared swap contracts (Note 4)	—	—	1,663,262	—

Payable for closed swap contracts (Note 4)	—	—	246,092	—

Unrealized depreciation on open forward currency contracts (Note 4)	—	—	18,815,887	—

Interest payable for open OTC swap contracts (Note 4)	—	—	16,000	—

Interest and dividend payable for short sales	—	—	343,386	—

Payable for open OTC swap contracts (Note 4)	—	—	54,748	—

Payable for reverse repurchase agreements (Note 2)	—	—	1,586,237	—

Payable to Trustees and related expenses	248	5,093	23,444	861

Written options outstanding, at value (Note 4)(f)	—	—	25,299,032	—

Accrued expenses	41,944	66,499	1,116,894	40,681

Total liabilities	42,217	72,021	410,597,726	49,975

Net assets	$73,382,890	$1,456,063,750	$7,114,306,121	$297,463,345

(a) Cost of investments – affiliated issuers:	$73,890,891	$1,554,832,685	$6,091,214	$321,633,683

(b) Cost of investments – unaffiliated issuers:	$67,524	$485,493	$7,627,501,089	$120,995

(c) Includes securities on loan at value (Note 2):	$—	$—	$105,485,067	$—

(d) Cost of foreign currency:	$—	$—	$1,322,368	$—

(e) Proceeds from securities sold short:	$—	$—	$263,568,651	$—

(f) Premiums on written options:	$—	$—	$13,802,195	$—

See accompanying notes to the financial statements.	123

GMO Trust Funds

Statements of Assets and Liabilities — February 29, 2020 — (Continued)

	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Consolidated Implementation Fund	International Developed Equity Allocation Fund
Net assets consist of:

Paid-in capital	$78,475,167	$1,733,066,184	$8,053,505,260	$489,036,372

Distributable earnings (accumulated loss)	(5,092,277)	(277,002,434)	(939,199,139)	(191,573,027)

	$73,382,890	$1,456,063,750	$7,114,306,121	$297,463,345

Net assets attributable to:

Core Class	$—	$—	$7,114,306,121	$—

Class III	$73,382,890	$1,456,063,750	$—	$297,463,345

Shares outstanding:

Core Class	—	—	558,416,509	—

Class III	3,516,472	59,749,452	—	20,487,388

Net asset value per share:

Core Class	$—	$—	$12.74	$—

Class III	$20.87	$24.37	$—	$14.52

124	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — February 29, 2020 — (Continued)

	International Equity Allocation Fund	Consolidated SGM Major Markets Fund	Consolidated Special Opportunities Fund	Strategic Opportunities Allocation Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$856,567,489	$—	$—	$641,595,871

Investments in unaffiliated issuers, at value (Note 2)(b)(c)	294,516	863,459,910	275,408,731	136,663,780

Foreign currency, at value (Note 2)(d)	—	39	—	34,129

Cash	—	—	16,589	—

Receivable for investments sold	255,322	—	11,085,290	353,880

Receivable for Fund shares sold	—	—	—	54,190,000

Dividends and interest receivable	397	1,453,127	58,132	242,551

Dividend withholding tax receivable	—	—	—	9,882

Unrealized appreciation on open forward currency contracts (Note 4)	—	6,860,363	—	—

Due from broker (Note 2)	—	15,942,224	—	—

Receivable for variation margin on open futures contracts (Note 4)	—	2,304,249	—	—

Receivable for open OTC swap contracts (Note 4)	—	—	—	187,782

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	19,586	29,375	—	78,195

Total assets	857,137,310	890,049,287	286,568,742	833,356,070

Liabilities:

Due to broker	—	14,453,157	—	—

Investments sold short, at value (Note 2)(e)	—	—	—	11,993,572

Payable for investments purchased	—	—	—	47,457,459

Payable for Fund shares repurchased	234,290	10,931,766	—	—

Payable to affiliate for (Note 5):

Management fee	—	594,571	288,366	—

Shareholder service fee	—	39,854	14,418	—

Payable to agents unaffiliated with GMO	247	242	173	191

Payable for variation margin on open futures contracts (Note 4)	—	3,643,981	—	—

Unrealized depreciation on open forward currency contracts (Note 4)	—	9,765,278	—	—

Interest and dividend payable for short sales	—	—	—	4,325

Payable to Trustees and related expenses	2,966	2,799	1,200	2,403

Written options outstanding, at value (Note 4)(f)	—	—	—	348,120

Accrued expenses	54,600	220,767	211,909	112,323

Total liabilities	292,103	39,652,415	516,066	59,918,393

Net assets	$856,845,207	$850,396,872	$286,052,676	$773,437,677

(a) Cost of investments – affiliated issuers:	$925,700,175	$—	$—	$646,514,219

(b) Cost of investments – unaffiliated issuers:	$294,516	$859,125,118	$246,247,066	$140,000,656

(c) Includes securities on loan at value (Note 2):	$—	$—	$—	$10,197,081

(d) Cost of foreign currency:	$—	$39	$—	$34,450

(e) Proceeds from securities sold short:	$—	$—	$—	$13,510,235

(f) Premiums on written options:	$—	$—	$—	$353,880

See accompanying notes to the financial statements.	125

GMO Trust Funds

Statements of Assets and Liabilities — February 29, 2020 — (Continued)

	International Equity Allocation Fund	Consolidated SGM Major Markets Fund	Consolidated Special Opportunities Fund	Strategic Opportunities Allocation Fund
Net assets consist of:

Paid-in capital	$1,050,101,627	$905,306,689	$229,142,937	$793,020,645

Distributable earnings (accumulated loss)	(193,256,420)	(54,909,817)	56,909,739	(19,582,968)

	$856,845,207	$850,396,872	$286,052,676	$773,437,677

Net assets attributable to:

Class III	$646,621,926	$18,527,302	$—	$773,437,677

Class VI	$—	$831,869,570	$286,052,676	$—

Class R6	$210,223,281	$—	$—	$—

Shares outstanding:

Class III	23,558,902	595,064	—	40,742,943

Class VI	—	26,776,389	17,439,021	—

Class R6	7,661,149	—	—	—

Net asset value per share:

Class III	$27.45	$31.13	$—	$18.98

Class VI	$—	$31.07	$16.40	$—

Class R6	$27.44	$—	$—	$—

126	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Year Ended February 29, 2020

	Consolidated Alternative Allocation Fund*	Benchmark-Free Allocation Fund	Benchmark-Free Fund		Global Asset Allocation Fund
Investment Income:

Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$588,920	$105,837	$55,851,159		$4,801

Dividends from affiliated issuers (Note 10)	1,039,905	386,653,823	34,945,474		58,448,309

Interest	1,488,180	7,097	15,029,022		6,012

Securities lending income from affiliated issuers (net)	—	—	20,589		—

Securities lending income (net)	—	—	1,465		—

Total investment income	3,117,005	386,766,757	105,847,709		58,459,122

Expenses:

Management fee (Note 5)	1,165,845	66,897,185	—		—

Shareholder service fee – Class III (Note 5)	—	6,276,724	—		—

Shareholder service fee – Class IV (Note 5)	—	2,621,910	—		—

Shareholder service fee – Class VI (Note 5)	82,826	—	—		—

Shareholder service fee – Class I (Note 5)	20,048 **	46,532 ***	—		—

Supplemental support fee – Class MF (Note 5)	—	3,454,460	—		—

Organizational expenses	69,215	—	—		—

Audit and tax fees	118,877	29,922	170,991		30,089

Custodian, fund accounting agent and transfer agent fees	128,501	131,992	1,269,333		61,420

Dividend expense on short sales	341,974	—	445,371		—

Legal fees	20,212	309,098	124,668		50,537

Registration fees	6,985	15,400	—		4,052

Trustees’ fees and related expenses (Note 5)	4,581	294,202	80,535		49,977

Interest expense and borrowing costs for investments sold short (Note 2)	113,186	—	231,444		—

Miscellaneous	59,679	68,749	150,062	****	16,921	*****

Total expenses	2,131,929	80,146,174	2,472,404		212,996

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(330,790)	(486,229)	(1,155,749)		(157,975)

Indirectly incurred management fees waived or borne by GMO (Note 5)	(82,919)	(13,725,433)	—		—

Indirectly incurred shareholder service fees waived or borne by GMO (Note 5)	(16,359)	(1,418,471)	—		—

Net expenses	1,701,861	64,516,041	1,316,655		55,021

Net investment income (loss)	1,415,144	322,250,716	104,531,054		58,404,101

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	1,805,784	—	6,020,970		3,338,542

Investments in affiliated issuers	(2,912,104)	44,595,510	15,399,050		(7,884,321)

Investments in securities sold short	510,173	—	(3,266,383)		—

Realized gain distributions from affiliated issuers (Note 10)	411,484	38,045,007	13,650,887		26,148,219

Futures contracts	(3,596,538)	—	(39,821,586)		—

Written options	1,753,187	—	—		—

Swap contracts	828,254	—	(3,364,042)		—

Forward currency contracts	894,460	—	3,349,200		—

Foreign currency and foreign currency related transactions	340,817	—	(1,027,974)		—

Net realized gain (loss)	35,517	82,640,517	(9,059,878)		21,602,440

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers	(2,380,089)	—	(65,540,070)		(3,125)

Investments in affiliated issuers	(2,738,934)	(341,926,780)	(37,954,599)		(915,141)

Investments in securities sold short	1,082,170	—	594,164		—

Futures contracts	3,386,598	—	25,444,991		—

Written options	(4,346,937)	—	27,359		—

Swap contracts	3,264,639	—	5,307,844		—

Forward currency contracts	(929,839)	—	(2,285,659)		—

Foreign currency and foreign currency related transactions	(12,414)	—	(77,081)		—

Net change in unrealized appreciation (depreciation)	(2,674,806)	(341,926,780)	(74,483,051)		(918,266)

Net realized and unrealized gain (loss)	(2,639,289)	(259,286,263)	(83,542,929)		20,684,174

Net increase (decrease) in net assets resulting from operations	$(1,224,145)	$62,964,453	$20,988,125		$79,088,275

(a) Withholding tax:	$—	$—	$6,082,451		$—

(b) Foreign capital gains tax on net realized gain (loss):	$—	$—	$2,616		$—
*	Period from May 1, 2019 (commencement of operations) through February 29, 2020.
**	Period from September 4, 2019 (commencement of operations) through February 29, 2020.
***	Period from August 8, 2019 (commencement of operations) through February 29, 2020.
****	Includes $119,073 of pricing expenses.
*****	Includes $7,573 of printing expenses.

See accompanying notes to the financial statements.	127

GMO Trust Funds

Statements of Operations — Year Ended February 29, 2020 — (Continued)

	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Consolidated Implementation Fund	International Developed Equity Allocation Fund
Investment Income:

Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$3,087	$11,061	$231,459,394	$4,421

Dividends from affiliated issuers (Note 10)	3,336,727	53,078,869	—	15,672,075

Interest	—	463	70,432,051	511

Securities lending income from affiliated issuers (net)	—	—	87,904	—

Securities lending income (net)	—	—	7,252	—

Total investment income	3,339,814	53,090,393	301,986,601	15,677,007

Expenses:

Audit and tax fees	33,101	23,602	329,231	27,602

Custodian, fund accounting agent and transfer agent fees	40,665	50,466	3,201,406	48,135

Dividend expense on short sales	—	—	4,583,917	—

Legal fees	7,293	47,099	397,866	13,798

Registration fees	891	3,391	—	1,265

Trustees’ fees and related expenses (Note 5)	8,826	45,513	221,236	13,746

Interest expense and borrowing costs for investments sold short (Note 2)	—	—	27,831	—

Miscellaneous	7,678 *	14,933 **	252,337	8,969 ***

Total expenses	98,454	185,004	9,013,824	113,515

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(88,681)	(134,063)	(3,777,614)	(98,370)

Indirectly incurred management fees waived or borne by GMO (Note 5)	—	—	(4,515)	—

Net expenses	9,773	50,941	5,231,695	15,145

Net investment income (loss)	3,330,041	53,039,452	296,754,906	15,661,862

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	—	—	196,751,255	—

Investments in affiliated issuers	(9,478,667)	(22,547,438)	(40,139)	(22,509,794)

Investments in securities sold short	—	—	(57,234,775)	—

Realized gain distributions from affiliated issuers (Note 10)	4,545,110	28,307,492	—	—

Futures contracts	—	—	(182,636,760)	—

Written options	—	—	3,487,327	—

Swap contracts	—	—	4,099,491	—

Forward currency contracts	—	—	17,810,350	—

Foreign currency and foreign currency related transactions	—	—	362,158	—

Net realized gain (loss)	(4,933,557)	5,760,054	(17,401,093)	(22,509,794)

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers	—	—	(362,691,461)	—

Investments in affiliated issuers	9,472,867	(13,790,931)	11,987	29,860,875

Investments in securities sold short	—	—	29,600,756	—

Futures contracts	—	—	98,453,681	—

Written options	—	—	(11,547,633)	—

Swap contracts	—	—	31,242,087	—

Forward currency contracts	—	—	(10,182,229)	—

Foreign currency and foreign currency related transactions	—	—	(149,213)	—

Net change in unrealized appreciation (depreciation)	9,472,867	(13,790,931)	(225,262,025)	29,860,875

Net realized and unrealized gain (loss)	4,539,310	(8,030,877)	(242,663,118)	7,351,081

Net increase (decrease) in net assets resulting from operations	$7,869,351	$45,008,575	$54,091,788	$23,012,943

(a) Withholding tax:	$—	$—	$25,729,507	$—

(b) Foreign capital gains tax on net realized gain (loss):	$—	$—	$3,009	$—
*	Includes $6,111 of printing expenses.
**	Includes $7,946 of printing expenses.
***	Includes $6,812 of printing expenses.

128	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Year Ended February 29, 2020 — (Continued)

	International Equity Allocation Fund	Consolidated SGM Major Markets Fund	Consolidated Special Opportunities Fund	Strategic Opportunities Allocation Fund
Investment Income:

Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$6,604	$331,210	$1,996,217	$3,016,272

Dividends from affiliated issuers (Note 10)	37,268,591	—	—	23,846,622

Interest	24	17,669,588	692,088	1,929,348

Total investment income	37,275,219	18,000,798	2,688,305	28,792,242

Expenses:

Management fee (Note 5)	—	8,943,700	3,963,185	—

Shareholder service fee – Class III (Note 5)	—	48,870	—	—

Shareholder service fee – Class IV (Note 5)	—	8,885 *	—	—

Shareholder service fee – Class VI (Note 5)	—	555,904	198,159	—

Audit and tax fees	23,602	88,683	114,484	51,241

Custodian, fund accounting agent and transfer agent fees	54,236	218,810	44,807	177,849

Dividend expense on short sales	—	—	—	129,034

Legal fees	26,908	48,876	43,169	35,362

Registration fees	4,128	28,492	1,737	1,183

Trustees’ fees and related expenses (Note 5)	26,105	29,668	8,661	24,270

Interest expense and borrowing costs for investments sold short (Note 2)	—	—	—	136,157

Miscellaneous	17,326 **	103,496	31,551	31,729	***

Total expenses	152,305	10,075,384	4,405,753	586,825

Fees and expenses reimbursed and/or waived by GMO (Note 5)	(123,195)	(466,684)	—	(267,188)

Net expenses	29,110	9,608,700	4,405,753	319,637

Net investment income (loss)	37,246,109	8,392,098	(1,717,448)	28,472,605

Realized and unrealized gain (loss):

Net realized gain (loss) on:

Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	—	731,889	84,335,450	5,198

Investments in affiliated issuers	(9,324,801)	—	(2,958,201)	8,764,827

Investments in securities sold short	—	—	—	(3,998,592)

Realized gain distributions from affiliated issuers (Note 10)	—	—	—	8,536,666

Futures contracts	—	(42,667,965)	—	—

Swap contracts	—	—	—	(939,968)

Forward currency contracts	—	11,760,199	—	—

Foreign currency and foreign currency related transactions	—	895,892	800	3,935

Net realized gain (loss)	(9,324,801)	(29,279,985)	81,378,049	12,372,066	****

Change in net unrealized appreciation (depreciation) on:

Investments in unaffiliated issuers(c)	—	5,566,069	(77,286,983)	(3,107,186)

Investments in affiliated issuers	(10,853,560)	—	271,587	(15,969,005)

Investments in securities sold short	—	—	—	2,515,531

Futures contracts	—	1,230,241	—	—

Written options	—	—	—	5,760

Swap contracts	—	—	—	252,870

Forward currency contracts	—	(2,337,624)	—	—

Foreign currency and foreign currency related transactions	—	268,426	880	(3,073)

Net change in unrealized appreciation (depreciation)	(10,853,560)	4,727,112	(77,014,516)	(16,305,103)

Net realized and unrealized gain (loss)	(20,178,361)	(24,552,873)	4,363,533	(3,933,037)

Net increase (decrease) in net assets resulting from operations	$17,067,748	$(16,160,775)	$2,646,085	$24,539,568

(a) Withholding tax:	$—	$—	$—	$176,095

(b) Foreign capital gains tax on net realized gain (loss):	$—	$—	$—	$52

(c) Foreign capital gains tax on change in net unrealized appreciation (depreciation):	$—	$—	$—	$—
*	For the period July 18, 2019 to February 29, 2020, Class IV had no shareholders.
**	Includes $9,549 of printing expenses.
***	Includes $20,765 of printing expenses.
****	For the details related to in-kind redemption realized gain (loss) please refer to Note 6.

See accompanying notes to the financial statements.	129

GMO Trust Funds

Statements of Changes in Net Assets

	Consolidated Alternative Allocation Fund	Benchmark-Free Allocation Fund
	Period from May 1, 2019 (commencement of operations) through February 29, 2020	Year Ended February 28/29,
		2020	2019
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$1,415,144	$322,250,716	$377,628,700

Net realized gain (loss)	35,517	82,640,517	240,016,377

Change in net unrealized appreciation (depreciation)	(2,674,806)	(341,926,780)	(875,084,601)

Net increase (decrease) in net assets from operations	(1,224,145)	62,964,453	(257,439,524)

Distributions to shareholders:

Class III	—	(131,407,420)	(157,872,659)

Class IV	—	(82,564,617)	(94,264,792)

Class VI	(4,899,582)	—	—

Class MF	—	(108,452,767)	(150,215,640)

Class I	(443,533)*	(2,367,100)**	—

Total distributions	(5,343,115)	(324,791,904)	(402,353,091)

Net share transactions (Note 9):

Class III	—	(753,562,440)	(269,721,640)

Class IV	—	(579,993,431)	117,141,309

Class VI	206,323,583	—	—

Class MF	—	(1,017,495,098)	(1,422,006,518)

Class I	35,284,837 *	103,318,200 **	—

Increase (decrease) in net assets resulting from net share transactions	241,608,420	(2,247,732,769)	(1,574,586,849)

Purchase premiums and redemption fees (Notes 2 and 9):

Class III	—	—	207,256

Class IV	—	—	112,191

Class MF	—	—	227,404

Increase in net assets resulting from purchase premiums and redemption fees	—	—	546,851

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	241,608,420	(2,247,732,769)	(1,574,039,998)

Total increase (decrease) in net assets	235,041,160	(2,509,560,220)	(2,233,832,613)

Net assets:

Beginning of period	—	11,306,347,339	13,540,179,952

End of period	$235,041,160	$8,796,787,119	$11,306,347,339

*	Period from September 4, 2019 (commencement of operations) through February 29, 2020.
**	Period from August 8, 2019 (commencement of operations) through February 29, 2020.

130	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Benchmark-Free Fund		Global Asset Allocation Fund
	Year Ended February 28/29,
	2020	2019	2020	2019
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$104,531,054	$106,831,468	$58,404,101	$68,239,538

Net realized gain (loss)	(9,059,878)	219,040,536	21,602,440	7,699,409

Change in net unrealized appreciation (depreciation)	(74,483,051)	(465,546,562)	(918,266)	(130,685,605)

Net increase (decrease) in net assets from operations	20,988,125	(139,674,558)	79,088,275	(54,746,658)

Distributions to shareholders:

Class III	(110,241,387)	(122,727,936)	(67,351,522)	(66,965,936)

Class R6	—	—	(527,446)*	—

Total distributions	(110,241,387)	(122,727,936)	(67,878,968)	(66,965,936)

Net share transactions (Note 9):

Class III	(492,548,074)	(1,058,562,935)	(382,139,553)	(444,299,648)

Class R6	—	—	18,611,818 *	—

Increase (decrease) in net assets resulting from net share transactions	(492,548,074)	(1,058,562,935)	(363,527,735)	(444,299,648)

Purchase premiums and redemption fees (Notes 2 and 9):

Class III	—	207,484	—	136,171

Increase in net assets resulting from purchase premiums and redemption fees	—	207,484	—	136,171

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(492,548,074)	(1,058,355,451)	(363,527,735)	(444,163,477)

Total increase (decrease) in net assets	(581,801,336)	(1,320,757,945)	(352,318,428)	(565,876,071)

Net assets:

Beginning of period	3,165,730,990	4,486,488,935	1,909,728,486	2,475,604,557

End of period	$2,583,929,654	$3,165,730,990	$1,557,410,058	$1,909,728,486

*	Period from September 30, 2019 (commencement of operations) through February 29, 2020.

See accompanying notes to the financial statements.	131

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Global Developed Equity Allocation Fund		Global Equity Allocation Fund
	Year Ended February 28/29,		Year Ended February 28/29,
	2020	2019	2020	2019
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$3,330,041	$11,712,327	$53,039,452	$50,673,094

Net realized gain (loss)	(4,933,557)	33,279,520	5,760,054	88,843,182

Change in net unrealized appreciation (depreciation)	9,472,867	(66,670,344)	(13,790,931)	(264,669,367)

Net increase (decrease) in net assets from operations	7,869,351	(21,678,497)	45,008,575	(125,153,091)

Distributions to shareholders:

Class III	(10,153,738)	(11,897,305)	(55,610,130)	(50,339,578)

Total distributions	(10,153,738)	(11,897,305)	(55,610,130)	(50,339,578)

Net share transactions (Note 9):

Class III	(372,206,442)	12,165,436	(171,078,291)	(515,723,700)

Increase (decrease) in net assets resulting from net share transactions	(372,206,442)	12,165,436	(171,078,291)	(515,723,700)

Purchase premiums and redemption fees (Notes 2 and 9):

Class III	—	1,263	—	39,335

Increase in net assets resulting from purchase premiums and redemption fees	—	1,263	—	39,335

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(372,206,442)	12,166,699	(171,078,291)	(515,684,365)

Total increase (decrease) in net assets	(374,490,829)	(21,409,103)	(181,679,846)	(691,177,034)

Net assets:

Beginning of period	447,873,719	469,282,822	1,637,743,596	2,328,920,630

End of period	$73,382,890	$447,873,719	$1,456,063,750	$1,637,743,596

132	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Consolidated Implementation Fund		International Developed Equity Allocation Fund
	Year Ended February 28/29,		Year Ended February 28/29,
	2020	2019	2020	2019
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$296,754,906	$304,016,674	$15,661,862	$20,179,649

Net realized gain (loss)	(17,401,093)	278,984,834	(22,509,794)	(11,961,205)

Change in net unrealized appreciation (depreciation)	(225,262,025)	(872,574,054)	29,860,875	(88,371,353)

Net increase (decrease) in net assets from operations	54,091,788	(289,572,546)	23,012,943	(80,152,909)

Distributions to shareholders:

Core Class	(310,939,020)	(409,637,549)	—	—

Class III	—	—	(15,687,875)	(20,108,519)

Total distributions	(310,939,020)	(409,637,549)	(15,687,875)	(20,108,519)

Net share transactions (Note 9):

Core Class	(1,594,424,900)	(1,841,241,070)	—	—

Class III	—	—	(282,691,634)	8,208,473

Increase (decrease) in net assets resulting from net share transactions	(1,594,424,900)	(1,841,241,070)	(282,691,634)	8,208,473

Purchase premiums and redemption fees (Notes 2 and 9):

Core Class	—	330,066	—	—

Class III	—	—	—	15,949

Increase in net assets resulting from purchase premiums and redemption fees	—	330,066	—	15,949

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(1,594,424,900)	(1,840,911,004)	(282,691,634)	8,224,422

Total increase (decrease) in net assets	(1,851,272,132)	(2,540,121,099)	(275,366,566)	(92,037,006)

Net assets:

Beginning of period	8,965,578,253	11,505,699,352	572,829,911	664,866,917

End of period	$7,114,306,121	$8,965,578,253	$297,463,345	$572,829,911

See accompanying notes to the financial statements.	133

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Equity Allocation Fund		Consolidated SGM Major Markets Fund
	Year Ended February 28/29,		Year Ended February 28/29,
	2020	2019	2020	2019
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$37,246,109	$30,571,010	$8,392,098	$16,759,065

Net realized gain (loss)	(9,324,801)	(8,912,750)	(29,279,985)	(30,932,172)

Change in net unrealized appreciation (depreciation)	(10,853,560)	(142,162,288)	4,727,112	29,045,803

Net increase (decrease) in net assets from operations	17,067,748	(120,504,028)	(16,160,775)	14,872,696

Distributions to shareholders:

Class III	(28,289,670)	(30,650,233)	(496,259)	(113,342)

Class IV	—	—	(167,985)**	(45,911)

Class VI	—	—	(15,675,471)	(5,241,300)

Class R6	(8,867,347)*	—	—	—

Total distributions	(37,157,017)	(30,650,233)	(16,339,715)	(5,400,553)

Net share transactions (Note 9):

Class III	(259,098,085)	(70,320,913)	(25,234,742)	18,453,410

Class IV	—	—	(22,837,965)**	10,954,835

Class VI	—	—	(298,663,476)	(691,528,494)

Class R6	206,065,739 *	—	—	—

Increase (decrease) in net assets resulting from net share transactions	(53,032,346)	(70,320,913)	(346,736,183)	(662,120,249)

Purchase premiums and redemption fees (Notes 2 and 9):

Class III	—	114,511	—	—

Increase in net assets resulting from purchase premiums and redemption fees	—	114,511	—	—

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(53,032,346)	(70,206,402)	(346,736,183)	(662,120,249)

Total increase (decrease) in net assets	(73,121,615)	(221,360,663)	(379,236,673)	(652,648,106)

Net assets:

Beginning of period	929,966,822	1,151,327,485	1,229,633,545	1,882,281,651

End of period	$856,845,207	$929,966,822	$850,396,872	$1,229,633,545

*	Period from August 30, 2019 (commencement of operations) through February 29, 2020.
**	For the period July 18, 2019 to February 29, 2020, Class IV had no shareholders.

134	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Consolidated Special Opportunities Fund		Strategic Opportunities Allocation Fund
	Year Ended February 28/29,		Year Ended February 28/29,
	2020	2019	2020	2019
Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$(1,717,448)	$(1,203,658)	$28,472,605	$32,435,348

Net realized gain (loss)	81,378,049	183,811,430	12,372,066	21,385,210

Change in net unrealized appreciation (depreciation)	(77,014,516)	(135,385,222)	(16,305,103)	(104,365,864)

Net increase (decrease) in net assets from operations	2,646,085	47,222,550	24,539,568	(50,545,306)

Distributions to shareholders:

Class III	—	—	(42,379,462)	(91,874,936)

Class VI	(44,327,184)	(229,777,571)	—	—

Total distributions	(44,327,184)	(229,777,571)	(42,379,462)	(91,874,936)

Net share transactions (Note 9):

Class III	—	—	(123,870,724)	(245,065,008)

Class VI	(96,368,961)	(433,998,554)	—	—

Increase (decrease) in net assets resulting from net share transactions	(96,368,961)	(433,998,554)	(123,870,724)	(245,065,008)

Purchase premiums and redemption fees (Notes 2 and 9):

Class III	—	—	—	192,588

Class VI	727,630	3,683,959	—	—

Increase in net assets resulting from purchase premiums and redemption fees	727,630	3,683,959	—	192,588

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(95,641,331)	(430,314,595)	(123,870,724)	(244,872,420)

Total increase (decrease) in net assets	(137,322,430)	(612,869,616)	(141,710,618)	(387,292,662)

Net assets:

Beginning of period	423,375,106	1,036,244,722	915,148,295	1,302,440,957

End of period	$286,052,676	$423,375,106	$773,437,677	$915,148,295

See accompanying notes to the financial statements.	135

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout the period)

CONSOLIDATED ALTERNATIVE ALLOCATION FUND

	Class VI Shares		Class I Shares
	Period from May 1, 2019 (commencement of operations) through February 29, 2020		Period from September 4, 2019 through February 29, 2020
Net asset value, beginning of period	$20.00		$20.18

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.15		0.10
Net realized and unrealized gain (loss)	(0.18)		(0.33)

Total from investment operations	(0.03)		(0.23)

Less distributions to shareholders:
From net investment income	(0.06)		(0.05)
From net realized gains	(0.46)		(0.46)

Total distributions	(0.52)		(0.51)

Net asset value, end of period	$19.45		$19.44

Total Return(b)	(0.21	)%**	(1.20	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$200,812		$34,229
Net operating expenses to average daily net assets(c)	0.77	%*	1.02	%*
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.29	%*	0.23	%*
Total net expenses to average daily net assets(c)	1.05	%*	1.25	%*
Net investment income (loss) to average daily net assets(a)	0.88	%*	0.98	%*
Portfolio turnover rate(e)	243	%**	243	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(f)	0.27	%*	0.24	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements or securities sold short, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the period ended February 29, 2020, including transactions in USTF, was 250% of the average value of its portfolio.

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

136	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND

	Class III Shares						Class IV Shares
	Year Ended February 28/29,						Year Ended February 28/29,
	2020	2019	2018	2017	2016(a)		2020	2019	2018	2017	2016(a)
Net asset value, beginning of period	$26.36	$27.76	$25.78	$23.46	$27.04		$26.35	$27.75	$25.78	$23.46	$27.03

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.83	0.82	0.52	0.37	0.19		0.83	0.88	0.58	0.40	0.20
Net realized and unrealized gain (loss)	(0.75)	(1.30)	2.12	2.35	(3.26)		(0.73)	(1.35)	2.06	2.33	(3.26)

Total from investment operations	0.08	(0.48)	2.64	2.72	(3.07)		0.10	(0.47)	2.64	2.73	(3.06)

Less distributions to shareholders:
From net investment income	(0.90)	(0.90)	(0.66)	(0.40)	(0.34)		(0.91)	(0.91)	(0.67)	(0.41)	(0.34)
From net realized gains	(0.01)	(0.02)	—	—	(0.17)		(0.01)	(0.02)	—	—	(0.17)

Total distributions	(0.91)	(0.92)	(0.66)	(0.40)	(0.51)		(0.92)	(0.93)	(0.67)	(0.41)	(0.51)

Net asset value, end of period	$25.53	$26.36	$27.76	$25.78	$23.46		$25.53	$26.35	$27.75	$25.78	$23.46

Total Return(c)	0.11%	(1.55)%	10.28%	11.66%	(11.51)%		0.21%	(1.50)%	10.30%	11.71%	(11.46)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,785,568	$4,642,211	$5,162,084	$5,248,863	$5,872,663		$2,085,324	$2,737,619	$2,756,005	$2,663,418	$2,508,115
Net operating expenses to average daily net assets(d)	0.66%	0.65%	0.65%	0.65%	0.66%		0.61%	0.60%	0.60%	0.60%	0.61%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets	—	—	—	—	0.02	%(e)	—	—	—	—	0.02	%(e)
Total net expenses to average daily net assets(d)	0.66%	0.65%	0.65%	0.65%	0.68%		0.61%	0.60%	0.60%	0.60%	0.63%
Net investment income (loss) to average daily net assets(b)	3.12%	3.07%	1.93%	1.46%	0.73%		3.12%	3.29%	2.13%	1.61%	0.80%
Portfolio turnover rate	10%	18%	9%	7%	53	%(f)	10%	18%	9%	7%	53	%(f)
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(g)	0.15%	0.15%	0.16%	0.15%	0.16%		0.15%	0.15%	0.16%	0.15%	0.16%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—	$0.00 (h)	$0.01	$0.02	$0.01		$—	$0.00 (h)	$0.01	$0.02	$0.01

(a)	The amounts shown, where applicable, are consolidated through the period ended July 31, 2015 (Note 2 — Basis of presentation and principles of consolidation).
(b)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements or securities sold short, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)	Had the Fund not been consolidated for the year ended February 29, 2016, the portfolio turnover would have been 23%.
(g)	Ratios include indirect fees waived or borne by GMO.
(h)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	137

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND (continued)

	Class MF Shares							Class I Shares
	Year Ended February 28/29,							Period from August 8, 2019 (commencement of operations) through February 29, 2020
	2020	2019	2018	2017		2016(a)
Net asset value, beginning of period	$26.38	$27.77	$25.80	$23.47		$27.04		$26.24

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.83	0.77	0.56	0.35		0.19		1.10
Net realized and unrealized gain (loss)	(0.74)	(1.23)	2.08	2.39		(3.24)		(0.93)

Total from investment operations	0.09	(0.46)	2.64	2.74		(3.05)		0.17

Less distributions to shareholders:
From net investment income	(0.91)	(0.91)	(0.67)	(0.41)		(0.35)		(0.89)
From net realized gains	(0.01)	(0.02)	—	—		(0.17)		—

Total distributions	(0.92)	(0.93)	(0.67)	(0.41)		(0.52)		(0.89)

Net asset value, end of period	$25.55	$26.38	$27.77	$25.80		$23.47		$25.52

Total Return(c)	0.16%	(1.47)%	10.29%	11.76%		(11.45)%		0.48	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,827,442	$3,926,518	$5,622,091	$5,858,177		$8,025,066		$98,453
Net operating expenses to average daily net assets(d)	0.61%	0.60%	0.60%	0.60	%(e)	0.58	%(e)	0.74	%*
Interest and/or dividend expenses and/or borrowing costs to average daily net assets	—	—	—	—		0.02	%(f)	—
Total net expenses to average daily net assets(d)	0.61%	0.60%	0.60%	0.60	%(e)	0.60	%(e)	0.74	%*
Net investment income (loss) to average daily net assets(b)	3.12%	2.88%	2.06%	1.38%		0.77%		7.22	%*
Portfolio turnover rate	10%	18%	9%	7%		53	%(g)	10	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(h)	0.15%	0.15%	0.16%	0.16%		0.19%		0.15	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—	$0.00 (i)	$0.01	$0.02		$0.01		—

(a)	The amounts shown, where applicable, are consolidated through the period ended July 31, 2015 (Note 2 — Basis of presentation and principles of consolidation).
(b)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Class MF net expenses include a supplemental support fee reduction (Note 5).
(f)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into reverse repurchase agreements or securities sold short, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(g)	Had the Fund not been consolidated for the year ended February 29, 2016, the portfolio turnover would have been 23%.
(h)	Ratios include indirect fees waived or borne by GMO.
(i)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

138	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

BENCHMARK-FREE FUND

	Class III Shares
	Year Ended February 28/29,
	2020		2019		2018		2017		2016
Net asset value, beginning of period	$19.56		$20.91		$18.95		$17.00		$20.30

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.72		0.58		0.46		0.43		0.58
Net realized and unrealized gain (loss)	(0.59)		(1.21)		2.10		2.01		(2.70)

Total from investment operations	0.13		(0.63)		2.56		2.44		(2.12)

Less distributions to shareholders:
From net investment income	(0.81)		(0.72)		(0.60)		(0.49)		(0.60)
From net realized gains	—		—		—		—		(0.58)

Total distributions	(0.81)		(0.72)		(0.60)		(0.49)		(1.18)

Net asset value, end of period	$18.88		$19.56		$20.91		$18.95		$17.00

Total Return(b)	0.41%		(2.80)%		13.59%		14.52%		(10.82)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,583,930		$3,165,731		$4,486,489		$4,394,260		$4,305,118
Net operating expenses to average daily net assets(c)	0.02%		0.02%		0.02%		0.01%		0.00	%(d)
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	0.03%		0.04%		0.00	%(d)	0.00	%(d)	—
Total net expenses to average daily net assets(c)	0.05%		0.06%		0.02%		0.01%		0.00	%(d)
Net investment income (loss) to average daily net assets(a)	3.64%		2.92%		2.29%		2.37%		3.09%
Portfolio turnover rate	50	%(f)	59	%(f)	78	%(f)	83	%(f)	101%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04%		0.03%		0.03%		0.04%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$0.00	(g)	$0.01		$0.00	(g)	$0.00	(g)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Rounds to less than 0.01%.
(e)

Interest and dividend expense and/or borrowing costs incurred as a result ofentering into reverse repurchase agreements or securities sold short, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 52%, 59%, 81% and 86%, respectively, of the average value of its portfolio.

(g)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	139

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL ASSET ALLOCATION FUND

	Class III Shares									Class R6 Shares
	Year Ended February 28/29,									Period from September 30, 2019 through February 29, 2020
	2020		2019		2018		2017(a)		2016(a)
Net asset value, beginning of period	$31.47		$33.31		$30.48		$27.60		$33.81	$32.56

Income (loss) from investment operations:
Net investment income (loss)(b)†	1.08		1.02		0.73		0.61		1.02	0.86
Net realized and unrealized gain (loss)	0.29		(1.74)		2.93		3.00		(4.53)	(0.71)

Total from investment operations	1.37		(0.72)		3.66		3.61		(3.51)	0.15

Less distributions to shareholders:
From net investment income	(1.34)		(1.12)		(0.83)		(0.73)		(1.14)	(1.21)
From net realized gains	—		—		—		—		(1.56)	—

Total distributions	(1.34)		(1.12)		(0.83)		(0.73)		(2.70)	(1.21)

Net asset value, end of period	$31.50		$31.47		$33.31		$30.48		$27.60	$31.50

Total Return(c)	4.12%		(1.96)%		12.04%		13.21%		(10.98)%	0.22	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,539,522		$1,909,728		$2,475,605		$2,423,945		$3,317,792	$17,888
Net operating expenses to average daily net assets(d)(e)	0.00%		0.00%		0.00%		0.00%		0.00%	—
Net investment income (loss) to average daily net assets(b)	3.32%		3.17%		2.24%		2.06%		3.33%	6.23	%*
Portfolio turnover rate	27	%(f)	21	%(f)	20	%(f)	19	%(f)	20%	27	%(f)**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01%		0.01%		0.01%		0.01%		0.01%	0.01	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$0.00	(g)	$0.01		$0.02		$0.01	—

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 28%, 24%, 22% and 18%, respectively, of the average value of its portfolio.

(g)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

140	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL DEVELOPED EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2020	2019	2018	2017	2016
Net asset value, beginning of period	$21.20	$22.88	$19.60	$17.40	$22.84

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.25	0.57	0.42	0.52	0.51
Net realized and unrealized gain (loss)	0.42	(1.67)	3.55	2.87	(3.64)

Total from investment operations	0.67	(1.10)	3.97	3.39	(3.13)

Less distributions to shareholders:
From net investment income	(0.74)	(0.58)	(0.69)	(0.55)	(0.52)
From net realized gains	(0.26)	—	—	(0.64)	(1.79)

Total distributions	(1.00)	(0.58)	(0.69)	(1.19)	(2.31)

Net asset value, end of period	$20.87	$21.20	$22.88	$19.60	$17.40

Total Return(b)	2.87%	(4.58)%	20.39%	20.03%	(14.81)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$73,383	$447,874	$469,283	$992,260	$1,432,776
Net expenses to average daily net assets(c)(d)	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	1.16%	2.62%	1.99%	2.78%	2.49%
Portfolio turnover rate	21%	6%	5%	29%	14%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03%	0.02%	0.01%	0.01%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—	$0.00 (e)	$0.02	$0.01	$0.00 (e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Rounds to less than 0.01%.
(e)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	141

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

GLOBAL EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2020	2019	2018	2017(a)	2016(a)
Net asset value, beginning of period	$24.63	$26.86	$22.84	$19.71	$26.22

Income (loss) from investment operations:
Net investment income (loss)(b)†	0.83	0.65	0.68	0.57	0.60
Net realized and unrealized gain (loss)	(0.16)	(2.18)	4.11	3.67	(4.47)

Total from investment operations	0.67	(1.53)	4.79	4.24	(3.87)

Less distributions to shareholders:
From net investment income	(0.93)	(0.70)	(0.77)	(0.70)	(0.60)
From net realized gains	—	—	—	(0.41)	(2.04)

Total distributions	(0.93)	(0.70)	(0.77)	(1.11)	(2.64)

Net asset value, end of period	$24.37	$24.63	$26.86	$22.84	$19.71

Total Return(c)	2.36%	(5.43)%	21.06%	21.93%	(15.96)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,456,064	$1,637,744	$2,328,921	$2,206,818	$2,879,168
Net expenses to average daily net assets(d)(e)	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(b)	3.26%	2.56%	2.67%	2.63%	2.58%
Portfolio turnover rate	20%	11%	14%	27%	15%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01%	0.01%	0.01%	0.01%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—	$0.00 (f)	$0.01	$0.02	$0.01

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Rounds to less than 0.01%.
(f)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.

142	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CONSOLIDATED IMPLEMENTATION FUND

	Core Shares
	Year Ended February 28/29,
	2020		2019		2018		2017		2016
Net asset value, beginning of period	$13.22		$14.09		$13.06		$11.80		$13.59

Income (loss) from investment operations:
Net investment income (loss)†	0.49	(a)	0.40		0.33		0.27		0.21
Net realized and unrealized gain (loss)	(0.43)		(0.69)		1.11		1.24		(2.00)

Total from investment operations	0.06		(0.29)		1.44		1.51		(1.79)

Less distributions to shareholders:(b)
From net investment income	(0.54)		(0.58)		(0.41)		(0.25)		—

Total distributions	(0.54)		(0.58)		(0.41)		(0.25)		—

Net asset value, end of period	$12.74		$13.22		$14.09		$13.06		$11.80

Total Return(c)	0.25%		(1.88)%		11.12%		12.88%		(13.17)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,114,306		$8,965,578		$11,505,699		$11,226,684		$13,655,203
Net operating expenses to average daily net assets	0.00	%(d)(e)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(f)	0.06%		0.10%		0.04%		0.05%		0.07%
Total net expenses to average daily net assets	0.06	%(e)	0.10%		0.04%		0.05%		0.07%
Net investment income (loss) to average daily net assets	3.65	%(a)	2.95%		2.44%		2.11%		1.62%
Portfolio turnover rate	97	%(g)	112%		146%		142%		127%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%(h)	0.04%		0.04%		0.05%		0.05%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$0.00	(i)	$0.01		$0.01		$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	Distributions to shareholders were not required to be made for periods prior to July 1, 2015, the date on which the Fund elected to be treated as a corporation for U.S. federal income purposes.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Rounds to less than 0.01%.
(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(f)

Interest and dividend expense and/or borrowing costs incurred as a result of entering into repurchase agreements or securities sold short, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the year ended February 29, 2020, including transactions in USTF was 100% of the average value of its portfolio.

(h)	Ratio includes indirect fees waived or borne by GMO.
(i)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	143

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2020	2019	2018	2017	2016
Net asset value, beginning of period	$14.75	$17.32	$14.72	$13.05	$16.88

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.49	0.51	0.53	0.45	0.48
Net realized and unrealized gain (loss)	(0.12)	(2.56)	2.61	1.79	(3.83)

Total from investment operations	0.37	(2.05)	3.14	2.24	(3.35)

Less distributions to shareholders:
From net investment income	(0.60)	(0.52)	(0.54)	(0.57)	(0.48)

Total distributions	(0.60)	(0.52)	(0.54)	(0.57)	(0.48)

Net asset value, end of period	$14.52	$14.75	$17.32	$14.72	$13.05

Total Return(b)	2.14%	(11.57)%	21.41%	17.37%	(20.09)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$297,463	$572,830	$664,867	$601,792	$942,823
Net expenses to average daily net assets(c)(d)	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income (loss) to average daily net assets(a)	3.25%	3.25%	3.20%	3.14%	3.07%
Portfolio turnover rate	11%	8%	5%	10%	14%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02%	0.02%	0.01%	0.01%	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—	$0.00 (e)	$0.00 (e)	$0.01	$0.00 (e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Rounds to less than 0.01%.
(e)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.

144	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY ALLOCATION FUND

	Class III Shares					Class R6 Shares
	Year Ended February 28/29,					Period from August 30, 2019 (commencement of operations) through February 29, 2020
	2020	2019	2018	2017(a)	2016(a)
Net asset value, beginning of period	$28.09	$32.62	$27.49	$23.40	$31.71	$27.07

Income (loss) from investment operations:
Net investment income (loss)(b)†	1.02	0.91	0.93	0.84	0.84	1.14
Net realized and unrealized gain (loss)	(0.46)	(4.47)	5.19	4.15	(7.11)	0.33

Total from investment operations	0.56	(3.56)	6.12	4.99	(6.27)	1.47

Less distributions to shareholders:
From net investment income	(1.20)	(0.97)	(0.99)	(0.90)	(0.87)	(1.10)
From net realized gains	—	—	—	—	(1.17)	—

Total distributions	(1.20)	(0.97)	(0.99)	(0.90)	(2.04)	(1.10)

Net asset value, end of period	$27.45	$28.09	$32.62	$27.49	$23.40	$27.44

Total Return(c)	1.62%	(10.69)%	22.38%	21.57%	(20.70)%	5.04	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$646,622	$929,967	$1,151,327	$1,085,803	$1,134,800	$210,223
Net expenses to average daily net assets(d)(e)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00	%*
Net investment income (loss) to average daily net assets(b)	3.55%	3.09%	3.00%	3.20%	2.92%	7.83	%*
Portfolio turnover rate	7%	8%	12%	7%	14%	7	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01%	0.01%	0.01%	0.01%	0.01%	0.02	%*
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—	$0.00 (f)	$0.02	$0.02	$0.01	$—

(a)	Per share amounts were adjusted to reflect a 1:3 reverse stock split effective July 15, 2016.
(b)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)	Rounds to less than 0.01%.
(f)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	145

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CONSOLIDATED SGM MAJOR MARKETS FUND

	Class III Shares								Class VI Shares
	Year Ended February 28/29,								Year Ended February 28/29,							Period from December 1, 2015 (commencement of operations) through February 29, 2016
	2020	2019		2018		2017		2016	2020	2019		2018		2017
Net asset value, beginning of period	$32.17	$31.87		$32.68		$33.25		$33.80	$32.11	$31.78		$32.57		$33.26		$33.07

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.27	0.31		0.24		(0.21)		(0.26)	0.25	0.33		0.05		(0.16)		(0.05)
Net realized and unrealized gain (loss)	(0.83)	0.11	(b)	0.23		1.87		(0.29)	(0.77)	0.13	(b)	0.44		1.85		0.24

Total from investment operations	(0.56)	0.42		0.47		1.66		(0.55)	(0.52)	0.46		0.49		1.69		0.19

Less distributions to shareholders:
From net investment income	(0.48)	(0.12)		—		(1.01)		—	(0.52)	(0.13)		—		(1.16)		—
From net realized gains	—	—		(1.28)		(1.22)		—	—	—		(1.28)		(1.22)		—

Total distributions	(0.48)	(0.12)		(1.28)		(2.23)		—	(0.52)	(0.13)		(1.28)		(2.38)		—

Net asset value, end of period	$31.13	$32.17		$31.87		$32.68		$33.25	$31.07	$32.11		$31.78		$32.57		$33.26

Total Return(c)	(1.74)%	1.32%		1.44%		5.12%		(1.63)%	(1.65)%	1.47%		1.50%		5.22%		0.57	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$18,527	$45,409		$26,630		$6,117		$24,020	$831,870	$1,161,238		$1,843,748		$1,446,445		$1,297,025
Net expenses to average daily net assets(d)	1.01%	1.00%		1.00%		1.00%		0.85%	0.91%	0.91%		0.91%		0.91%		0.91	%*
Net investment income (loss) to average daily net assets(a)	0.85%	0.97%		0.75%		(0.61)%		(0.79)%	0.79%	1.04%		0.16%		(0.47	) %	(0.59	)%*
Portfolio turnover rate	46%	49	%(e)	106	%(e)	15	%(e)	29%	46%	49	%(e)	106	%(e)	15	%(e)	29	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05%	0.04%		0.03%		0.04%		0.03%	0.04%	0.04%		0.03%		0.04%		0.13	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 75%, 51% and 47%, respectively, of the average value of its portfolio.

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

146	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CONSOLIDATED SPECIAL OPPORTUNITIES FUND

	Class VI Shares
	Year Ended February 28/29,
	2020	2019	2018	2017	2016
Net asset value, beginning of period	$19.04	$25.27	$20.39	$18.65	$19.81

Income (loss) from investment operations:
Net investment income (loss)†	(0.09)	(0.04)	(0.03)	0.21	0.16
Net realized and unrealized gain (loss)	0.09	1.28	6.57	2.23	(0.85)

Total from investment operations	—	1.24	6.54	2.44	(0.69)

Less distributions to shareholders:
From net investment income	—	—	(0.02)	(0.32)	(0.21)
From net realized gains	(2.64)	(7.47)	(1.64)	(0.38)	(0.26)

Total distributions	(2.64)	(7.47)	(1.66)	(0.70)	(0.47)

Net asset value, end of period	$16.40	$19.04	$25.27	$20.39	$18.65

Total Return(a)	(0.75)%	4.77%	32.60%	13.21%	(3.64)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$286,053	$423,375	$1,036,245	$992,819	$1,138,735
Net expenses to average daily net assets	1.22%	1.20%	1.21%	1.23%	1.29%
Net investment income (loss) to average daily net assets	(0.48)%	(0.20)%	(0.12)%	1.05%	0.80%
Portfolio turnover rate	43%	30%	10%	87%	69%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.04	$0.13	$0.04	$0.03	$0.07

(a)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

†	Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.	147

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

STRATEGIC OPPORTUNITIES ALLOCATION FUND

	Class III Shares
	Year Ended February 28/29,
	2020		2019		2018		2017		2016
Net asset value, beginning of period	$19.48		$22.08		$19.76		$17.43		$21.89

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.67		0.62		0.58		0.51		0.75
Net realized and unrealized gain (loss)	(0.11)		(1.45)		2.39		2.36		(3.47)

Total from investment operations	0.56		(0.83)		2.97		2.87		(2.72)

Less distributions to shareholders:
From net investment income	(0.77)		(0.67)		(0.63)		(0.53)		(0.80)
From net realized gains	(0.29)		(1.10)		(0.02)		(0.01)		(0.94)

Total distributions	(1.06)		(1.77)		(0.65)		(0.54)		(1.74)

Net asset value, end of period	$18.98		$19.48		$22.08		$19.76		$17.43

Total Return(b)	2.57%		(3.45)%		15.10%		16.60%		(13.00)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$773,438		$915,148		$1,302,441		$2,016,999		$1,967,916
Net operating expenses to average daily net assets(c)	0.01%		0.01%		0.00	%(d)	0.00	%(d)	0.00	%(d)
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	0.03%		0.03%		—		—		—
Total net expenses to average daily net assets(c)	0.04%		0.04%		0.00	%(d)	0.00	%(d)	0.00	%(d)
Net investment income (loss) to average daily net assets(a)	3.35%		3.01%		2.73%		2.69%		3.80%
Portfolio turnover rate	36	%(f)	35	%(f)	20	%(f)	28	%(f)	65%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03%		0.03%		0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$0.00	(g)	$0.02		$0.00	(g)	$0.00	(g)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds (Note 5).
(d)	Rounds to less than 0.01%.
(e)

Interest and dividend expense and/or borrowing costs incurred as a result ofentering into reverse repurchase agreements or securities sold short, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during the years ended February 29, 2020, February 28, 2019, February 28, 2018 and February 28, 2017, including transactions in USTF, was 41%, 38%, 25% and 39%, respectively, of the average value of its portfolio.

(g)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.

148	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

February 29, 2020

1.	Organization

Each of Alternative Allocation Fund (commenced operations on May 1, 2019), Benchmark-Free Allocation Fund, Benchmark-Free Fund, Global Asset Allocation Fund, Global Developed Equity Allocation Fund, Global Equity Allocation Fund, Implementation Fund, International Developed Equity Allocation Fund, International Equity Allocation Fund, SGM Major Markets Fund, Special Opportunities Fund and Strategic Opportunities Allocation Fund, (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest primarily in other GMO Funds and Alternative Allocation Fund, Implementation Fund, Special Opportunities Fund, and SGM Major Markets Fund may also invest in GMO Alternative Allocation SPC Ltd., GMO Implementation SPC Ltd., GMO Special Opportunities SPC Ltd. and GMO Alternative Asset SPC Ltd., (each a “wholly-owned subsidiary”) respectively. These GMO Funds and wholly-owned subsidiaries are referenced herein as “underlying funds”. As a result, the Funds are exposed to all of the risks of the underlying funds in which they invest. Several of the underlying funds themselves invest a substantial portion of their assets in other GMO Funds. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Alternative Allocation Fund	Not Applicable	Positive total return
Benchmark-Free Allocation Fund	Not Applicable	Positive total return, not relative return
Benchmark-Free Fund	Not Applicable	Positive total return
Global Asset Allocation Fund	GMO Global Asset Allocation Index (65% MSCI ACWI, 35% Bloomberg Barclays U.S. Aggregate Index)	Total return greater than benchmark
Global Developed Equity Allocation Fund	MSCI World Index	Total return greater than benchmark
Global Equity Allocation Fund	MSCI ACWI	Total return greater than benchmark
Implementation Fund	Not Applicable	Positive total return, not relative return
International Developed Equity Allocation Fund	MSCI EAFE Index	Total return greater than benchmark
International Equity Allocation Fund	MSCI ACWI ex USA	Total return greater than benchmark
SGM Major Markets Fund	Not Applicable	Long-term total return
Special Opportunities Fund	Not Applicable	Positive total return
Strategic Opportunities Allocation Fund	GMO Strategic Opportunities Allocation Index (75% MSCI World Index (MSCI Standard Index Series), 25% Bloomberg Barclays U.S. Aggregate Index)	Total return greater than benchmark

Benchmark-Free Fund, Implementation Fund, Special Opportunities Fund and Strategic Opportunities Allocation Fund currently limit subscriptions.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Basis of presentation and principles of consolidation: Alternative Allocation Fund, Benchmark-Free Allocation Fund, Implementation Fund, Special Opportunities Fund and SGM Major Markets Fund

Alternative Allocation Fund, Implementation Fund, Special Opportunities Fund and SGM Major Markets Fund include the accounts of their wholly-owned subsidiaries and the accompanying financial statements have been consolidated for those accounts. The consolidated financial statements include all of the assets and liabilities of each wholly-owned subsidiary. Prior to August 1, 2015, Benchmark-Free Allocation Fund (“BFAF”) included the accounts of its wholly-owned subsidiary, Implementation Fund. Effective August 1, 2015, consolidation was no longer required. The accompanying Financial Highlights for BFAF include the accounts of Implementation Fund through July 31, 2015. All interfund accounts and transactions have been eliminated in consolidation.

Portfolio valuation

Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. Direct investments held by the Funds and underlying funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted price.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) and are described in the disclosures of the underlying funds.

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the year ended February 29, 2020, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; certain equity securities valued based on the last traded exchange price adjusted for the movement in a relevant index; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of February 29, 2020:

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund
Asset Valuation Inputs
Common Stocks
Canada	$3,189,178	$—	$—	$3,189,178
France	—	2,985,656	—	2,985,656
Italy	—	2,092,145	—	2,092,145
Japan	—	3,290,166	—	3,290,166
Netherlands	4,575,571	—	—	4,575,571
United States	50,421,565	—	—	50,421,565

TOTAL COMMON STOCKS	58,186,314	8,367,967	—	66,554,281

Rights/Warrants
United States	130,650	—	—	130,650

TOTAL RIGHTS/WARRANTS	130,650	—	—	130,650

Debt Obligations
United States	60,282,688	—	—	60,282,688

TOTAL DEBT OBLIGATIONS	60,282,688	—	—	60,282,688

Mutual Funds
United States	29,261,066	—	—	29,261,066

TOTAL MUTUAL FUNDS	29,261,066	—	—	29,261,066

Investment Funds
United States	8,877,300	—	2,667,600	11,544,900

TOTAL INVESTMENT FUNDS	8,877,300	—	2,667,600	11,544,900

Short-Term Investments	1,804,235	81,199,536	—	83,003,771
Purchased Options	1,090,593	45,640	—	1,136,233

Total Investments	159,632,846	89,613,143	2,667,600	251,913,589

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	2,844,392	—	2,844,392
Futures Contracts
Equity Risk	3,063,346	931,084	—	3,994,430
Swap Contracts
Equity Risk	—	923,520	—	923,520
Interest Rate Risk	—	8,840,540	—	8,840,540
Physical Commodity Contract Risk	—	1,205,128	—	1,205,128

Total	$162,696,192	$104,357,807	$2,667,600	$269,721,599

Liability Valuation Inputs
Common Stocks
France	$—	$(4,246,580)	$—	$(4,246,580)
Ireland	—	(3,367,117)	—	(3,367,117)
United States	(15,446,002)	—	—	(15,446,002)

TOTAL COMMON STOCKS	(15,446,002)	(7,613,697)	—	(23,059,699)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(3,774,231)	—	(3,774,231)
Futures Contracts
Equity Risk	(236,735)	(371,097)	—	(607,832)

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

Description	Level 1	Level 2	Level 3		Total
Consolidated Alternative Allocation Fund (continued)
Liability Valuation Inputs (continued)
Written Options
Equity Risk	$(6,421,146)	$—	$—		$(6,421,146)
Swap Contracts
Interest Rate Risk	—	(7,811,180)	—		(7,811,180)

Total	$(22,103,883)	$(19,570,205)	$—		$(41,674,088)

Benchmark-Free Allocation Fund
Asset Valuation Inputs
Mutual Funds	$8,796,460,088	$—	$—		$8,796,460,088
Short-Term Investments	5,154,479	—	—		5,154,479

Total Investments	8,801,614,567	—	—		8,801,614,567

Total	$8,801,614,567	$—	$—		$8,801,614,567

Benchmark-Free Fund
Asset Valuation Inputs
Common Stocks
Argentina	$381,530	$—	$—		$381,530
Australia	—	18,926,781	—		18,926,781
Austria	—	283,244	—		283,244
Belgium	—	5,860,619	—		5,860,619
Brazil	1,289,860	37,003,488	—		38,293,348
Canada	32,126,815	—	—		32,126,815
Chile	2,429,500	1,539,639	—		3,969,139
China	7,885,174	227,932,775	—		235,817,949
Denmark	—	514,585	—		514,585
Finland	—	370,229	—		370,229
France	6,766,410	51,490,154	—		58,256,564
Germany	—	29,610,533	—		29,610,533
Greece	—	25,860	0	§	25,860
Hong Kong	—	12,265,016	—		12,265,016
Hungary	—	1,082,789	—		1,082,789
India	2,983,410	25,117,841	—		28,101,251
Indonesia	—	1,131,673	—		1,131,673
Ireland	2,259,796	2,822,982	—		5,082,778
Israel	—	682,852	—		682,852
Italy	—	37,457,362	—		37,457,362
Japan	—	125,085,812	—		125,085,812
Malaysia	—	3,175,511	—		3,175,511
Mexico	14,724,594	—	—		14,724,594
Netherlands	—	41,825,921	—		41,825,921
New Zealand	—	893,553	—		893,553
Norway	—	13,027,606	—		13,027,606
Pakistan	—	687,024	—		687,024
Philippines	—	781,977	—		781,977
Poland	—	11,744,585	—		11,744,585
Portugal	—	19,272,043	—		19,272,043
Qatar	—	712,049	—		712,049
Russia	228,464	56,682,580	—		56,911,044
Singapore	—	29,994,991	—		29,994,991
South Africa	—	25,524,146	—		25,524,146
South Korea	3,477,300	52,702,515	—		56,179,815

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Spain	$—	$38,854,168	$—	$38,854,168
Sweden	—	23,401,245	—	23,401,245
Switzerland	—	24,643,905	—	24,643,905
Taiwan	1,351,384	81,594,875	—	82,946,259
Thailand	—	4,857,685	—	4,857,685
Turkey	—	16,847,115	—	16,847,115
United Arab Emirates	—	2,335,743	—	2,335,743
United Kingdom	8,916,719	108,084,514	—	117,001,233
United States	141,590,519	—	—	141,590,519
Vietnam	—	201,257	—	201,257

TOTAL COMMON STOCKS	226,411,475	1,137,049,242	—	1,363,460,717

Preferred Stocks
Brazil	—	7,997,502	—	7,997,502
Colombia	74,041	—	—	74,041
Germany	—	1,332,862	—	1,332,862
Russia	—	5,049,170	—	5,049,170
South Korea	—	16,424,235	—	16,424,235
Taiwan	—	31,665	—	31,665

TOTAL PREFERRED STOCKS	74,041	30,835,434	—	30,909,475

Rights/Warrants
South Korea	2,167	—	—	2,167
Spain	5,273	—	—	5,273

TOTAL RIGHTS/WARRANTS	7,440	—	—	7,440

Investment Funds
United States	26,192,896	—	—	26,192,896

TOTAL INVESTMENT FUNDS	26,192,896	—	—	26,192,896

Debt Obligations
United States	47,842,566	182,879,005	—	230,721,571

TOTAL DEBT OBLIGATIONS	47,842,566	182,879,005	—	230,721,571

Mutual Funds
United States	744,075,412	—	—	744,075,412

TOTAL MUTUAL FUNDS	744,075,412	—	—	744,075,412

Short-Term Investments	5,209,764	223,362,067	—	228,571,831

Total Investments	1,049,813,594	1,574,125,748	—	2,623,939,342

Derivatives^
Futures Contracts
Equity Risk	8,769,546	—	—	8,769,546
Swap Contracts
Equity Risk	—	4,827,122	—	4,827,122

Total	$1,058,583,140	$1,578,952,870	$—	$2,637,536,010

Liability Valuation Inputs
Common Stocks
Austria	$—	$(2,050,839)	$—	$(2,050,839)
Brazil	(2,809,976)	—	—	(2,809,976)
Canada	(974,903)	—	—	(974,903)
Denmark	—	(3,140,350)	—	(3,140,350)
Finland	—	(821,568)	—	(821,568)

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund (continued)
Liability Valuation Inputs (continued)
Common Stocks (continued)
France	$—	$(1,857,967)	$—	$(1,857,967)
Germany	(746,720)	(4,181,019)	—	(4,927,739)
Israel	(1,353,703)	—	—	(1,353,703)
Italy	—	(1,184,829)	—	(1,184,829)
Japan	—	(6,911,699)	—	(6,911,699)
Luxembourg	(24,318)	—	—	(24,318)
Netherlands	(1,247,883)	(456,091)	—	(1,703,974)
Norway	—	(31,594)	—	(31,594)
Singapore	—	(76,190)	—	(76,190)
Spain	—	(1,715,223)	—	(1,715,223)
Sweden	(411,360)	(239,016)	—	(650,376)
Switzerland	—	(79,918)	—	(79,918)
United Kingdom	(72,605)	(1,869,024)	—	(1,941,629)

TOTAL COMMON STOCKS	(7,641,468)	(24,615,327)	—	(32,256,795)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(1,332,706)	—	(1,332,706)
Written Options
Equity Risk	(1,653,570)	—	—	(1,653,570)

Total	$(9,295,038)	$(25,948,033)	$—	$(35,243,071)

Global Asset Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,557,285,394	$—	$—	$1,557,285,394
Debt Obligations
Asset-Backed Securities	—	36,605	—	36,605

TOTAL DEBT OBLIGATIONS	—	36,605	—	36,605

Short-Term Investments	47,364	—	—	47,364

Total Investments	1,557,332,758	36,605	—	1,557,369,363

Total	$1,557,332,758	$36,605	$—	$1,557,369,363

Global Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$73,346,618	$—	$—	$73,346,618
Short-Term Investments	67,524	—	—	67,524

Total Investments	73,414,142	—	—	73,414,142

Total	$73,414,142	$—	$—	$73,414,142

Global Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,455,635,364	$—	$—	$1,455,635,364
Short-Term Investments	485,493	—	—	485,493

Total Investments	1,456,120,857	—	—	1,456,120,857

Total	$1,456,120,857	$—	$—	$1,456,120,857

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund
Asset Valuation Inputs
Common Stocks
Argentina	$2,476,115	$—	$—	$2,476,115
Australia	—	57,688,034	—	57,688,034
Austria	—	963,218	—	963,218
Belgium	—	14,227,965	—	14,227,965
Brazil	4,414,878	102,665,463	—	107,080,341
Canada	113,932,849	—	—	113,932,849
Chile	6,855,060	3,068,235	—	9,923,295
China	58,451,834	890,658,882	—	949,110,716
Colombia	11,045	—	—	11,045
Denmark	—	2,513,370	—	2,513,370
Finland	—	1,192,002	—	1,192,002
France	12,190,325	171,875,471	—	184,065,796
Germany	—	78,871,660	—	78,871,660
Hong Kong	—	31,597,739	—	31,597,739
Hungary	—	3,187,548	—	3,187,548
India	5,814,921	88,483,767	—	94,298,688
Indonesia	—	6,446,252	—	6,446,252
Ireland	6,742,120	7,706,303	—	14,448,423
Israel	—	1,223,203	—	1,223,203
Italy	—	119,864,116	—	119,864,116
Japan	—	377,361,967	—	377,361,967
Malaysia	—	5,982,126	—	5,982,126
Mexico	48,289,870	—	—	48,289,870
Netherlands	31,808,283	116,962,452	—	148,770,735
New Zealand	—	1,528,737	—	1,528,737
Norway	—	32,278,543	—	32,278,543
Pakistan	—	7,590,491	—	7,590,491
Philippines	—	5,309,901	—	5,309,901
Poland	—	71,879,542	—	71,879,542
Portugal	—	54,529,849	—	54,529,849
Qatar	—	10,552,437	—	10,552,437
Russia	1,817,109	269,241,515	—	271,058,624
Singapore	—	88,203,710	—	88,203,710
South Africa	—	85,517,631	—	85,517,631
South Korea	11,593,207	170,113,436	—	181,706,643
Spain	—	105,229,432	—	105,229,432
Sweden	—	63,508,544	—	63,508,544
Switzerland	—	68,647,557	—	68,647,557
Taiwan	15,583,988	361,569,424	—	377,153,412
Thailand	—	17,349,420	—	17,349,420
Turkey	—	55,607,835	—	55,607,835
United Arab Emirates	—	9,225,064	—	9,225,064
United Kingdom	26,162,251	302,251,331	—	328,413,582
United States	773,703,944	—	9,521,813	783,225,757
Vietnam	—	1,643,870	—	1,643,870

TOTAL COMMON STOCKS	1,119,847,799	3,864,318,042	9,521,813	4,993,687,654

Preferred Stocks
Brazil	—	20,149,325	—	20,149,325
Colombia	437,438	—	—	437,438
Germany	—	4,700,563	—	4,700,563
Russia	—	23,368,994	—	23,368,994

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Preferred Stocks (continued)
South Korea	$—	$51,065,906	$—	$51,065,906
Taiwan	—	440,664	—	440,664

TOTAL PREFERRED STOCKS	437,438	99,725,452	—	100,162,890

Rights/Warrants
Spain	47,212	—	—	47,212
United States	1,095,450	—	430,926	1,526,376

TOTAL RIGHTS/WARRANTS	1,142,662	—	430,926	1,573,588

Investment Funds
United States	193,377,520	—	29,566,080	222,943,600

TOTAL INVESTMENT FUNDS	193,377,520	—	29,566,080	222,943,600

Debt Obligations
Brazil	—	4,261,538	—	4,261,538
Israel	—	2,223,071	—	2,223,071
Italy	—	4,441,939	—	4,441,939
Jamaica	—	3,646,071	—	3,646,071
Japan	—	32,459,898	—	32,459,898
Luxembourg	—	1,049,450	7,763,747	8,813,197
Netherlands	—	6,611,079	—	6,611,079
Puerto Rico	—	14,507,698	—	14,507,698
Saint Lucia	—	4,328,250	1,925,000	6,253,250
United Kingdom	—	2,449,804	—	2,449,804
United States	531,205,103	472,834,159	67,533,991	1,071,573,253

TOTAL DEBT OBLIGATIONS	531,205,103	548,812,957	77,222,738	1,157,240,798

Mutual Funds
United States	6,103,201	—	—	6,103,201

TOTAL MUTUAL FUNDS	6,103,201	—	—	6,103,201

Short-Term Investments	66,662,887	682,411,242	—	749,074,129
Purchased Options	8,465,770	236,371	—	8,702,141

Total Investments	1,927,242,380	5,195,504,064	116,741,557	7,239,488,001

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	12,625,459	—	12,625,459
Futures Contracts
Equity Risk	27,829,967	—	—	27,829,967
Swap Contracts
Credit Risk	—	98,220	—	98,220
Equity Risk	—	28,403,894	—	28,403,894
Interest Rate Risk	—	47,627,028	—	47,627,028

Total	$1,955,072,347	$5,284,258,665	$116,741,557	$7,356,072,569

Liability Valuation Inputs
Common Stocks
Austria	$—	$(5,582,255)	$—	$(5,582,255)
Brazil	(7,215,100)	—	—	(7,215,100)
Canada	(5,914,156)	—	—	(5,914,156)
Denmark	—	(9,993,435)	—	(9,993,435)
Finland	—	(2,816,798)	—	(2,816,798)
France	—	(34,022,589)	—	(34,022,589)

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

Description	Level 1	Level 2	Level 3	Total
Consolidated Implementation Fund (continued)
Liability Valuation Inputs (continued)
Common Stocks (continued)
Germany	$(1,550,880)	$(11,340,798)	$—	$(12,891,678)
Ireland	—	(23,712,260)	—	(23,712,260)
Israel	(2,439,346)	—	—	(2,439,346)
Italy	—	(4,288,472)	—	(4,288,472)
Japan	—	(15,765,550)	—	(15,765,550)
Luxembourg	(99,202)	—	—	(99,202)
Netherlands	(3,276,754)	(1,316,262)	—	(4,593,016)
Norway	—	(23,262)	—	(23,262)
Singapore	—	(136,700)	—	(136,700)
Spain	—	(3,258,539)	—	(3,258,539)
Sweden	(507,344)	—	—	(507,344)
Switzerland	—	(157,422)	—	(157,422)
United Kingdom	(588,659)	(8,328,877)	—	(8,917,536)
United States	(88,946,516)	—	—	(88,946,516)

TOTAL COMMON STOCKS	(110,537,957)	(120,743,219)	—	(231,281,176)

Debt Obligations
United States	—	(16,029,294)	—	(16,029,294)

TOTAL DEBT OBLIGATIONS	—	(16,029,294)	—	(16,029,294)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(18,815,887)	—	(18,815,887)
Futures Contracts
Equity Risk	(2,018,955)	—	—	(2,018,955)
Written Options
Equity Risk	(25,299,032)	—	—	(25,299,032)
Swap Contracts
Credit Risk	—	(54,748)	—	(54,748)
Interest Rate Risk	—	(43,431,219)	—	(43,431,219)

Total	$(137,855,944)	$(199,074,367)	$—	$(336,930,311)

International Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$297,377,707	$—	$—	$297,377,707
Short-Term Investments	120,995	—	—	120,995

Total Investments	297,498,702	—	—	297,498,702

Total	$297,498,702	$—	$—	$297,498,702

International Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$856,567,489	$—	$—	$856,567,489
Short-Term Investments	294,516	—	—	294,516

Total Investments	856,862,005	—	—	856,862,005

Total	$856,862,005	$—	$—	$856,862,005

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

Description	Level 1	Level 2	Level 3	Total
Consolidated SGM Major Markets Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$538,574,195	$—	$—	$538,574,195
U.S. Government Agency	100,904,194	—	—	100,904,194

TOTAL DEBT OBLIGATIONS	639,478,389	—	—	639,478,389

Short-Term Investments	18,257,342	205,724,179	—	223,981,521

Total Investments	657,735,731	205,724,179	—	863,459,910

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	6,860,363	—	6,860,363
Futures Contracts
Equity Risk	7,201,057	10,534,012	—	17,735,069
Physical Commodity Contract Risk	4,764,954	—	—	4,764,954

Total	$669,701,742	$223,118,554	$—	$892,820,296

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(9,765,278)	$—	$(9,765,278)
Futures Contracts
Equity Risk	(2,957,585)	(3,991,945)	—	(6,949,530)
Physical Commodity Contract Risk	—	(1,824,189)	—	(1,824,189)

Total	$(2,957,585)	$(15,581,412)	$—	$(18,538,997)

Consolidated Special Opportunities Fund
Asset Valuation Inputs
Common Stocks
Israel	$12,330,760	$—	$—	$12,330,760
United Kingdom	—	17,990,788	—	17,990,788
United States	218,328,175	—	—	218,328,175

TOTAL COMMON STOCKS	230,658,935	17,990,788	—	248,649,723

Debt Obligations
United States	4,999,420	—	—	4,999,420

TOTAL DEBT OBLIGATIONS	4,999,420	—	—	4,999,420

Short-Term Investments	21,759,210	378	—	21,759,588

Total Investments	257,417,565	17,991,166	—	275,408,731

Total	$257,417,565	$17,991,166	$—	$275,408,731

Strategic Opportunities Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,034,692	$—	$1,034,692
Belgium	—	338,567	—	338,567
Brazil	—	985,470	—	985,470
Canada	1,223,117	—	—	1,223,117
China	—	3,708,683	—	3,708,683
Finland	—	53,217	—	53,217
France	374,720	2,459,661	—	2,834,381
Germany	—	1,847,451	—	1,847,451

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

Description	Level 1	Level 2	Level 3		Total
Strategic Opportunities Allocation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Hong Kong	$—	$948,581	$—		$948,581
India	12,048	74,550	—		86,598
Ireland	81,312	597,280	—		678,592
Italy	—	3,465,976	—		3,465,976
Japan	—	10,118,475	—		10,118,475
Malta	—	—	0	§	0	§
Mexico	19,266	—	—		19,266
Netherlands	—	3,973,722	—		3,973,722
New Zealand	—	4,760	—		4,760
Norway	—	1,103,226	—		1,103,226
Philippines	—	12,230	—		12,230
Poland	—	66,799	—		66,799
Portugal	—	1,620,649	—		1,620,649
Russia	—	186,449	—		186,449
Singapore	—	2,014,213	—		2,014,213
South Africa	—	521,024	—		521,024
South Korea	503,302	1,615,319	—		2,118,621
Spain	—	3,773,720	—		3,773,720
Sweden	—	2,224,216	—		2,224,216
Switzerland	—	341,193	—		341,193
Taiwan	—	1,119,740	—		1,119,740
Turkey	—	172,155	—		172,155
United Kingdom	533,320	9,940,852	—		10,474,172
United States	35,027,434	—	—		35,027,434

TOTAL COMMON STOCKS	37,774,519	54,322,870	0	§	92,097,389

Preferred Stocks
Brazil	—	49,948	—		49,948
Germany	—	24,156	—		24,156
South Korea	—	64,108	—		64,108

TOTAL PREFERRED STOCKS	—	138,212	—		138,212

Rights/Warrants
Spain	295	—	—		295

TOTAL RIGHTS/WARRANTS	295	—	—		295

Debt Obligations
United States	—	43,314,703	—		43,314,703

TOTAL DEBT OBLIGATIONS	—	43,314,703	—		43,314,703

Mutual Funds
United States	641,595,871	—	—		641,595,871

TOTAL MUTUAL FUNDS	641,595,871	—	—		641,595,871

Short-Term Investments	1,113,181	—	—		1,113,181

Total Investments	680,483,866	97,775,785	0	§	778,259,651

Derivatives^
Swap Contracts
Equity Risk	—	187,782	—		187,782

Total	$680,483,866	$97,963,567	$0	§	$778,447,433

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

Description	Level 1	Level 2	Level 3	Total
Strategic Opportunities Allocation Fund (continued)
Liability Valuation Inputs
Common Stocks
Austria	$—	$(109,880)	$—	$(109,880)
Brazil	(87,836)	—	—	(87,836)
Canada	(235,159)	—	—	(235,159)
Denmark	—	(1,075,176)	—	(1,075,176)
Germany	—	(669,069)	—	(669,069)
Japan	—	(277,972)	—	(277,972)
Luxembourg	(3,474)	—	—	(3,474)
Netherlands	(50,935)	(87,782)	—	(138,717)
Norway	—	(3,573)	—	(3,573)
Portugal	—	(27,507)	—	(27,507)
Spain	—	(1,311)	—	(1,311)
Switzerland	—	(289,798)	—	(289,798)
United Kingdom	(100,145)	(165,647)	—	(265,792)
United States	(8,808,308)	—	—	(8,808,308)

TOTAL COMMON STOCKS	(9,285,857)	(2,707,715)	—	(11,993,572)

Derivatives^
Written Options
Equity Risk	(348,120)	—	—	(348,120)

Total	$(9,633,977)	$(2,707,715)	$—	$(12,341,692)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value. Excludes purchased options, if any, which are included in investments.

§	Represents the interest in securities that were determined to have a value of zero at February 29, 2020.

The underlying funds held at year end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor), Implementation Fund’s Level 3 holdings also include two common stocks which are priced at the average of broker bids. Other than described above, there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings at February 29, 2020.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

For Funds with material total Level 3 assets and/or liabilities, the following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2019	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Balances as of February 29, 2020	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of February 29, 2020
Consolidated Alternative Allocation Fund
Common Stocks
United States	$—	$2,281,370	$—	$—	$—	$386,230	$—		$—	$2,667,600	$386,230

Total Investments	$—	$2,281,370	$—	$—	$—	$386,230	$—		$—	$2,667,600	$386,230

Consolidated Implementation Fund
Common Stocks
Sweden	$133,660	$—	$(133,041)	$—	$22,222	$(22,841)	$—		$—	$—	$—
United States	18,574,603	5,839,456	(10,529,298)	—	1,987,416	(6,350,364)	—		—	9,521,813	(5,555,395)
Preferred Stocks
South Korea	9,731	—	(9,910)	—	3,003	(2,824)	—		—	—	—
Rights/Warrants
United States	130,841	300,085	—	—	—	—	—		—	430,926	—
Investment Funds
United States	—	—	—	—	—	—	29,566,080	‡	—	29,566,080	—
Debt Obligations
Bank Loans
Luxembourg	6,881,968	6,326,631	(5,118,048)	243,669	(622,385)	51,912	—		—	7,763,747	51,912
Saint Lucia	4,785,000	2,025,716	(4,720,218)	26,871	(478,524)	286,155	—		—	1,925,000	286,155
Spain	1,830,655	39,485	(1,834,244)	(28,711)	—	(7,185)				—	—
United States	84,701,174	63,344,022	(71,604,884)	944,271	(4,300,025)	(5,550,567)	—		—	67,533,991	(5,863,985)
Corporate Debt
Spain	780,468	16,670	(828,614)	(512)	46,599	(14,611)	—		—	—	—

Total Investments	$117,828,100	$77,892,065	$(94,778,257)#	$1,185,588	$(3,341,694)	$(11,610,325)	$29,566,080		$—	$116,741,557	$(11,081,313)

‡	Financial assets transferred between levels were due to a change in observable and/or unobservable inputs.
#	Includes $ $17,345,479 of proceeds received from partial calls and/or principal paydowns as applicable.

Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

Loan assignments and participations

Certain Funds may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” in Note 4 “Derivative financial instruments”. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities.

As of February 29, 2020, the Funds listed below had entered into repurchase agreements. The value of related collateral for each broker listed below exceeds the value of the repurchase agreements at year end. Repurchase agreements outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Fund Name	Counterparty	Gross Value ($)	Weighted Average Maturity (days)
Consolidated Alternative Allocation Fund	Daiwa Capital Markets America, Inc.	29,028,904	3.0
Benchmark-Free Fund	Nomura Securities International, Inc.	144,999,384	3.0
Consolidated Implementation Fund	Daiwa Capital Markets America, Inc.	215,143,294	3.0

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. As of February 29, 2020, the Fund listed below had entered into reverse repurchase agreements.

Fund Name	Received from reverse repurchase agreements ($)	Market value of securities plus accrued interest ($)
Consolidated Implementation Fund	1,586,237	1,746,769

As of February 29, 2020, Implementation Fund had investments in reverse repurchase agreements with Barclays Bank PLC with a gross value of $1,586,237. The value of related collateral on reverse repurchase agreements exceeded the value at year end. As of February 29, 2020, the reverse repurchase agreements held by Implementation Fund had open maturity dates.

Reverse repurchase agreements outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

The following is a summary of the gross value of reverse repurchase agreements categorized by class of collateral pledged and maturity date:

		February 29, 2020

		Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	Between 30-90 days	Greater Than 90 days	On Demand	Total
Consolidated Implementation Fund
Reverse Repurchase Agreements
Corporate Debt	$—	$—	$—	$—	$1,586,237	$1,586,237

Total borrowings	$—	$—	$—	$—	$1,586,237	$1,586,237

Inflation-indexed bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation/deflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation/deflation into the principal value of the bond. Many other issuers adjust the coupon accruals for inflation related changes.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e. stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase/decrease in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Securities lending

The Funds may make secured loans of their portfolio securities amounting to not more than one-third of their total assets. Securities loans are required to be collateralized by cash or securities with a value equal to at least 100% of the market value of the loaned securities (marked to market daily). Funds participating in securities lending receive compensation for lending their securities and/or net investment income earned on the investment of cash collateral, net of fee rebates paid to the borrower and fees paid to the lending agent. Cash collateral received is generally invested in GMO U.S. Treasury Fund. State Street Bank and Trust Company serves as the Funds’ lending agent.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

Funds that lend their portfolio securities bear the risk of delay in the recovery of loaned securities, including possible impairment of the Fund’s ability to vote the securities, and of loss of rights in the collateral should the borrower fail financially. Such Funds also bear the risk that the value of investments made with collateral may decline and bear the risk of total loss with respect to the investment of collateral.

At February 29, 2020, securities on loan at value and collateral from securities on loan are listed below:

Fund Name	Value of securities on loan ($)	Cash collateral ($)	Non-cash collateral ($)*	Total collateral ($)
Benchmark-Free Fund	11,158,718	1,854,829	10,333,985	12,188,814
Consolidated Implementation Fund	24,069,977	6,131,352	20,244,475	26,375,827

*	Non-cash collateral is comprised of U.S. Treasuries and Agencies. The Fund cannot repledge non-cash collateral; therefore, they are excluded from the Statements of Assets and Liabilities.

In addition, some Funds may loan their portfolio securities through an “enhanced custody” program offered by the Funds’ custodian to facilitate the borrowing of securities for the Funds’ short sales. Under the program, a Fund borrows securities from the custodian and sells short those borrowed securities. The Fund may utilize various ways of collateralizing its obligation to return the borrowed securities, including by pledging securities held in the Fund’s custodial account to the custodian, or by lending securities held in the Fund’s custodial account to the custodian. For its participation in the enhanced custody program, the Fund will pay the custodian a securities borrow fee and a financing charge. The following table provides the value of securities on loan under this program as of February 29, 2020:

Fund Name	Value of securities on loan ($)
Consolidated Alternative Allocation Fund	13,863,518
Benchmark-Free Fund	17,771,800
Consolidated Implementation Fund	81,415,090
Strategic Opportunities Allocation Fund	10,197,081

Information regarding the value of the securities loaned and the value of cash collateral at year end is included in the Statements of Assets and Liabilities.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the dividend and/or interest payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Some Funds may also loan their portfolio securities through an enhanced custody program offered by the Funds’ custodian to facilitate the borrowing of securities for the Funds’ short sales (see Securities lending above). Short sales outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Municipal obligations

Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal notes are generally used to provide for short-term capital needs, such as to finance working capital needs of municipalities or to provide various interim or construction financing, and generally have maturities of one year or less. Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: “general obligation” bonds and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The basic security behind general obligation bonds is the issuer’s pledge of its full faith, credit, and taxing power for the

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

payment of principal and interest. Revenue bonds have been issued to fund a wide variety of capital projects. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies also may be used to make principal and interest payments on the issuer’s obligations. Municipal obligations at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Trade claims

Certain Funds may purchase trade claims against companies, including companies in bankruptcy or reorganization proceedings. Trade claims generally include claims of suppliers for goods delivered and not paid, claims for unpaid services rendered, claims for contract rejection damages and claims related to litigation. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. Such claims are typically unsecured and may be subordinated to other unsecured obligations of a debtor, and generally are subject to defenses of the debtor with respect to the underlying transaction giving rise to the trade claim. Trade claims outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Alternative Allocation SPC Ltd., Alternative Asset SPC Ltd., Implementation SPC Ltd. and Special Opportunities SPC Ltd. are wholly-owned subsidiaries of Alternative Allocation Fund, SGM Major Markets Fund, Implementation Fund and Special Opportunities Fund, respectively, and each has elected to be treated as a (non-U.S.) corporation for U.S. federal income tax purposes.

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders and/or if certain investments are made by a Fund’s wholly-owned subsidiary. Certain Funds have previously filed for and/or may file for additional tax refunds with respect to certain taxes withheld by certain countries. Generally, the amount of such refunds that a Fund reasonably determines are collectible and free from significant contingencies are reflected in a Fund’s net asset value and are reflected as Dividends from unaffiliated issuers in the Statements of Operations. In certain circumstances, a Fund’s receipt of such refunds may cause the Fund and/or its shareholders to be liable for U.S. federal income taxes, interest charges and related fees.

Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the year ended February 29, 2020, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

Differences in distributable earnings on a U.S. GAAP and tax accounting basis primarily relate to the following:

Differences related to:	Consolidated Alternative Allocation Fund	Benchmark-Free Allocation Fund	Benchmark-Free Fund	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Consolidated Implementation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund	Consolidated SGM Major Markets Fund	Consolidated Special Opportunities Fund	Strategic Opportunities Allocation Fund
Capital loss carryforwards			X	X	X	X	X	X	X	X
Constructive sale gains	X
Contribution of assets to wholly-owned subsidiary												X
Controlled foreign corporation transactions	X									X
Derivative contract transactions	X		X				X			X
Foreign currency transactions	X		X				X			X
Gain/losses on underlying fund shares		X		X
Late year ordinary losses	X	X									X
Losses on wash sale transactions	X	X	X	X	X	X	X	X	X		X	X
Mutual fund distributions received		X	X	X	X	X						X
Passive foreign investment company transactions			X				X
Post-October capital losses	X							X	X	X	X	X
Net operating losses											X
Straddle loss deferrals	X

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

The tax character of distributions declared by each Fund to shareholders is as follows:

	Tax year ended February 29, 2020			Tax year ended February 28, 2019

Fund Name	Ordinary Income (including any net short-term capital gain) ($)	Net Long-Term Capital Gain ($)	Total Distributions ($)	Ordinary Income (including any net short-term capital gain) ($)	Net Long-Term Capital Gain ($)	Total Distributions ($)
Consolidated Alternative Allocation Fund	5,343,115	—	5,343,115	—	—	—
Benchmark-Free Allocation Fund	321,864,645	2,927,259	324,791,904	393,567,606	8,785,485	402,353,091
Benchmark-Free Fund	110,241,387	—	110,241,387	122,727,936	—	122,727,936
Global Asset Allocation Fund	67,878,968	—	67,878,968	66,965,936	—	66,965,936
Global Developed Equity Allocation Fund	4,977,127	5,176,611	10,153,738	11,897,305	—	11,897,305
Global Equity Allocation Fund	55,610,130	—	55,610,130	50,339,578	—	50,339,578
Consolidated Implementation Fund	310,939,020	—	310,939,020	409,637,549	—	409,637,549
International Developed Equity Allocation Fund	15,687,875	—	15,687,875	20,108,519	—	20,108,519
International Equity Allocation Fund	37,157,017	—	37,157,017	30,650,233	—	30,650,233
Consolidated SGM Major Markets Fund	16,339,715	—	16,339,715	5,400,553	—	5,400,553
Consolidated Special Opportunities Fund	315,324	44,011,860	44,327,184	15,205,483	214,572,088	229,777,571
Strategic Opportunities Allocation Fund	29,003,367	13,376,095	42,379,462	34,066,356	57,808,580	91,874,936

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 29, 2020, the components of distributable earnings on a tax basis and certain tax attributes for the Funds consisted of the following:

Fund Name	Undistributed Ordinary Income (including any net short-term capital gain) ($)	Undistributed Net Long-Term Capital Gain ($)	Late-Year Ordinary Loss Deferral ($)	Capital Loss Carryforwards ($)	Post-October Capital Losses Deferral ($)
Consolidated Alternative Allocation Fund	487,978	—	(506,822)	—	(635,957)
Benchmark-Free Allocation Fund	—	48,160,322	(4,351,061)	—	—
Benchmark-Free Fund	5,551,097	—	—	(217,024,560)	—
Global Asset Allocation Fund	3,911,254	—	—	(165,823,457)	—
Global Developed Equity Allocation Fund	137,302	—	(643)	—	—
Global Equity Allocation Fund	1,519,195	—	(8,854)	(96,825,883)	—
Consolidated Implementation Fund	11,493,425	—	—	(530,896,154)	—
International Developed Equity Allocation Fund	148,310	—	(1,222)	(118,300,078)	(1,244,638)
International Equity Allocation Fund	1,657,316	—	(5,570)	(64,707,668)	—
Consolidated SGM Major Markets Fund	376,777	—	—	(41,708,016)	(21,776,446)
Consolidated Special Opportunities Fund	5,765,941	24,251,634	(522,202)	—	—
Strategic Opportunities Allocation Fund	532,093	6,835,219	—	—	(286,733)

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

As of February 29, 2020, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 29, 2020, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)	Long-Term ($)
Consolidated Alternative Allocation Fund	—	—
Benchmark-Free Allocation Fund	—	—
Benchmark-Free Fund	(81,187,387)	(135,837,173)
Global Asset Allocation Fund	—	(165,823,457)
Global Developed Equity Allocation Fund	—	—
Global Equity Allocation Fund	—	(96,825,883)
Consolidated Implementation Fund	(530,896,154)	—
International Developed Equity Allocation Fund	—	(118,300,078)
International Equity Allocation Fund	—	(64,707,668)
Consolidated SGM Major Markets Fund	(15,345,396)	(26,362,620)
Consolidated Special Opportunities Fund	—	—
Strategic Opportunities Allocation Fund	—	—

As of February 29, 2020, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments

Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Consolidated Alternative Allocation Fund	238,263,049	4,639,902	(14,049,061)	(9,409,159)	723,728
Benchmark-Free Allocation Fund	9,211,926,221	13,503,472	(423,815,126)	(410,311,654)	—
Benchmark-Free Fund	2,685,949,971	119,988,217	(214,255,641)	(94,267,424)	2,096,382
Global Asset Allocation Fund	1,672,361,661	18,683,068	(133,675,366)	(114,992,298)	—
Global Developed Equity Allocation Fund	78,643,078	2,358,051	(7,586,987)	(5,228,936)	—
Global Equity Allocation Fund	1,637,807,749	8,045,055	(189,731,947)	(181,686,892)	—
Consolidated Implementation Fund	7,415,002,820	327,675,900	(750,501,189)	(422,825,289)	10,714,056
International Developed Equity Allocation Fund	369,674,103	—	(72,175,401)	(72,175,401)	—
International Equity Allocation Fund	987,062,501	6,311,789	(136,512,285)	(130,200,496)	—
Consolidated SGM Major Markets Fund	865,986,427	4,192,614	(6,719,131)	(2,526,517)	7,888,625
Consolidated Special Opportunities Fund	247,994,366	69,289,108	(41,874,743)	27,414,365	—
Strategic Opportunities Allocation Fund	792,921,788	17,102,061	(43,757,770)	(26,655,709)	—

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation/deflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees and supplemental support fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent. Cash balances maintained at the custodian and transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds or a wholly-owned subsidiary) as a result of an investor’s purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and redemption fee or modify an existing fee at any time.

Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

GMO also may waive or reduce the purchase premium or redemption fee for a cash purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs.

GMO also may reduce the purchase premium to the extent that securities are used to purchase a Fund’s shares (taking into account transaction costs, stamp duties or transfer fees). GMO may reduce redemption fees to the extent a Fund uses portfolio securities to redeem its shares (taking into account transaction costs, stamp duties or transfer fees).

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

GMO may consider known cash flows out of or into underlying funds when placing orders for the cash purchases or redemptions of underlying fund shares by accounts over which it has investment discretion, including the Funds and other pooled investment vehicles. Consequently, participants in those vehicles will tend to benefit more than other Fund shareholders from the waivers of purchase premiums and redemption fees that may occur when purchases and redemptions occur on the same day.

As of February 29, 2020, the premium on cash purchases and the fee on cash redemptions were as follows:

	Alternative Allocation Fund	Benchmark-Free Allocation Fund(a)	Benchmark-Free Fund(b)	Global Asset Allocation Fund(c)	Global Developed Equity Allocation Fund(d)	Global Equity Allocation Fund(e)	Implementation Fund(f)	International Developed Equity Allocation Fund(g)	International Equity Allocation Fund(h)	SGM Major Markets Fund	Special Opportunities Fund	Strategic Opportunities Allocation Fund(i)
Purchase Premium	—	—	—	—	—	—	—	—	—	—	0.50%	—
Redemption Fee	—	—	—	—	—	—	—	—	—	—	0.50%	—

(a)

For the periods from June 30, 2016 to June 30, 2018, June 30, 2015 to June 30, 2016 and June 30, 2014 to June 30, 2015, the premium on cash purchases and the fee on cash redemptions were each 0.20%, 0.18 % and 0.13%, respectively, of the amount invested or redeemed.

(b)

For the periods from June 30, 2016 to June 30, 2018, June 30, 2015 to June 30, 2016 and June 30, 2014 to June 30, 2015, the premium on cash purchases and the fee on cash redemptions were each 0.25%, 0.18% and 0.13%, respectively, of the amount invested or redeemed.

(c)

For the period from June 30, 2016 to June 30, 2018, June 30, 2015 to June 30, 2016 and June 30, 2013 to June 30, 2015, the premium on cash purchases and the fee on cash redemptions were each 0.15%, 0.14% and 0.11%, respectively, of the amount invested or redeemed.

(d)

For the period from March 10, 2014 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.08% of the amount invested or redeemed. Prior to March 10, 2014, there was no premium on cash purchases or fee on cash redemptions.

(e)

For the period from June 30, 2016 to June 30, 2018, June 30, 2015 to June 30, 2016, and June 30, 2013 to June 30, 2015, the premium on cash purchases and the fee on cash redemptions were each 0.18%, 0.19% and 0.11%, respectively, of the amount invested or redeemed.

(f)

For the period from June 30, 2015 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.20% of the amount invested or redeemed. Prior to June 30, 2015, there was no premium on cash purchases or fee on cash redemptions.

(g)	For the period from March 10, 2014 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.08% of the amount invested or redeemed.
(h)

For the period from June 30, 2016 to June 30, 2018, June 30, 2015 to June 30, 2016 and June 30, 2013 to June 30, 2015, the premium on cash purchases and the fee on cash redemptions were each 0.25%, 0.27% and 0.20%, respectively, of the amount invested or redeemed.

(i)

For the period from June 30, 2016 to June 30, 2018, June 30, 2015 to June 30, 2016 and June 30, 2013 to June 30, 2015, the premium on cash purchases and the fee on cash redemptions were each 0.20%, 0.14% and 0.06%, respectively, of the amount invested or redeemed.

Recently-issued accounting guidance

In August 2018, the Financial Accounting Standards Board (“FASB”) issued a new Accounting Standards Update 2018-13, “Fair Value Measurement (Topic 820) Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”). The amendments in ASU 2018-13 apply to all entities that are required, under existing U.S. GAAP, to make disclosures about recurring or nonrecurring fair value measurements. The amendments in ASU 2018-13 modify, remove and add certain disclosure requirements from FASB Accounting Standards Codification 820, Fair Value Measurement. The amendments in ASU 2018-13 are effective for all public entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 with early adoption permitted. The Funds have early adopted the modifications and removals under this amendment and GMO is currently evaluating the impact, if any, of the new disclosure requirements on the Funds’ financial statements.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

In March 2017, the FASB issued a new Accounting Standards Update No. 2017-08, “Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). ASU 2017-08 amends the required amortization period for purchased callable debt securities that have been purchased at a premium. The scope of the amendment is limited to debt securities that have an explicit non-contingent call feature at a fixed price on a preset date or dates. The amendment requires that the aforementioned premium on such debt securities shall be amortized through the next call date, whereas current U.S. GAAP requires amortization through the maturity date of the security. This amendment does not apply to debt securities purchased at a discount. The Funds adopted ASU 2017-08 effective March 1, 2019. The adoption of ASU 2017-08 did not materially impact the Funds’ financial statements.

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Alternative Allocation Fund	Benchmark-Free Allocation Fund	Benchmark-Free Fund	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Implementation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund	SGM Major Markets Fund	Special Opportunities Fund	Strategic Opportunities Allocation Fund
Commodities Risk	X	X	X	X			X			X	X	X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X	X	X
Credit Risk	X	X	X	X	X	X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X
Fund of Funds Risk	X	X	X	X	X	X	X	X	X	X	X	X
Futures Contracts Risk	X	X	X	X						X		X
Illiquidity Risk	X	X	X	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Asset-Backed Securities		X	X	X			X			X	X	X
Market Risk – Equities	X	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Fixed Income	X	X	X	X	X	X	X	X	X	X	X	X
Merger Arbitrage Risk		X					X				X	X
Non-Diversified Funds	X	X	X	X	X	X	X	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X
Small Company Risk	X	X	X	X	X	X	X	X	X		X	X

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time. Please see the Funds’ prospectus for more information regarding the risks of investing in the Funds.

Each Fund that invests in other GMO Funds, other investment companies or in a wholly-owned subsidiary (collectively, “Underlying Funds”) is exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through Underlying Funds.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• COMMODITIES RISK. Commodity prices can be extremely volatile and are affected by many factors. Exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. In addition, the value of commodity-related derivatives or indirect investments in commodities may fluctuate more than the commodity, commodities or commodity index to which they relate. See “Derivatives and Short Sales Risk” for a discussion of specific risks of a Fund’s derivatives investments, including commodity-related derivatives.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise be forced to hold investments it would prefer to sell, resulting in losses for the Fund. In addition, a Fund may suffer losses if a counterparty fails to comply with applicable laws, regulations or other requirements. The Funds are not subject to any limit on their exposure to any one counterparty nor to a requirement that counterparties with whom they enter into contracts maintain a specific rating by a nationally recognized rating organization. Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If a counterparty defaults, the Fund will have contractual remedies (whether or not the obligation is collateralized), but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the longer time during which events may occur that prevent settlement. Counterparty risk also is greater when a Fund has entered into derivatives contracts with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Funds that use swap contracts are subject, in particular, to the creditworthiness of the counterparties because some types of swap contracts have terms longer than six months (and, in some cases, decades). The creditworthiness of a counterparty can be expected to be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral if the Fund’s interest in the collateral is not perfected or additional collateral is not posted promptly as required. GMO’s view with respect to a particular counterparty is subject to change. The fact, however, that it changes adversely (whether due to external events or otherwise) does not mean that a Fund’s existing transactions with that counterparty will necessarily be terminated or modified. In addition, a Fund may enter into new transactions with a counterparty that GMO no longer considers a desirable counterparty (for example, re-establishing the transaction with a lower notional amount or entering into a countervailing trade with the same counterparty). Counterparty risk also will be greater if a counterparty’s obligations exceed the value of the collateral held by the Fund (if any).

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

Counterparty risk with respect to derivatives has been and will continue to be affected by new rules and regulations relating to the derivatives market. As described under “Derivatives and Short Sales Risk,” some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. Also, in the event of a counterparty’s (or its affiliate’s) insolvency, the possibility exists that the Funds’ ability to exercise remedies, such as the termination of transactions, netting of obligations or realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide governmental authorities broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, in the European Union, governmental authorities could reduce, eliminate, or convert to equity the liabilities to the Funds of a counterparty experiencing financial difficulties (sometimes referred to as a “bail in”).

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligation to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result (and/or in anticipation) of the issuer’s, guarantor’s, or obligors’ failure to meet their payment obligations or a downgrading of the credit rating of the investment. This risk is particularly acute in environments in which financial services firms are exposed (as they were in 2008) to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. Fixed income investments also are subject to illiquidity risk. See “Illiquidity Risk.”

All fixed income investments are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation, a government or government entity, whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the term of a fixed income investment. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign or quasi-sovereign debt involve the risk that the governmental entities responsible for repayment will be unable or unwilling to pay interest and repay principal when due. A governmental entity’s ability and willingness to pay interest and repay principal in a timely manner can be expected to be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer will default independently of its sovereign. Sovereign debt risk is greater for fixed income securities issued or guaranteed by emerging countries.

In many cases, the credit risk and market price of a fixed income investment are reflected in its credit ratings, and a Fund holding a rated investment is subject to the risk that the investment’s rating will be downgraded, resulting in a decrease in the market price of the fixed income investment.

Securities issued by the U.S. government historically have presented minimal credit risk. However, events in 2011 led several major rating agencies to downgrade the long-term credit rating of U.S. bonds and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a default in the payment of principal or interest on U.S. government securities would decrease, the market price of a Fund’s investments and increase the volatility of a Fund’s portfolio.

As described under “Market Risk — Asset-Backed Securities,” asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described under “Market Risk — Asset-Backed Securities.” The obligations of issuers also may be subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives and Short Sales Risk” for more information regarding risks associated with the use of credit default swaps.

The extent to which the market price of a fixed income investment changes in response to a credit event depends on many factors and can be difficult to predict. For example, even though the effective duration of a long-term floating rate security is very short, an adverse credit event or change in the perceived creditworthiness of its issuer could cause its market price to decline much more than its effective duration would suggest.

Credit risk is particularly pronounced for below investment grade investments (commonly referred to as “high yield” or “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade investments have speculative characteristics, often are less liquid than higher quality investments, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. Investments in distressed or defaulted or other low quality debt instruments generally are considered speculative and typically involve substantial risks not normally associated with investments in higher quality investments, including adverse business, financial or economic conditions that lead to payment defaults and insolvency proceedings on the part of their issuers. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer does not make any interest or other payments and a Fund incurs additional expenses in seeking recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt instrument proves incorrect, a Fund is likely to lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment. In the event of a default of sovereign debt, the Funds may be unable to pursue legal action against the issuer.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the currencies in which a Fund’s investments are traded, in which a Fund receives income, or in which a Fund has taken a position will decline in value. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event the Fund is likely to realize a loss on both the hedging instrument and the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons. See “Market Disruption and Geopolitical Risk.”

Many of the Funds use derivatives to take currency positions that are under- or over-weighted (in some cases significantly) relative to the currency exposure of their portfolios and their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money on both its holdings of a particular currency and the derivative. See also “Non-U.S. Investment Risk.”

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars or may only be able to do so at an unfavorable exchange rate. Exchange rates for many currencies are affected by exchange control regulations.

Derivative transactions in foreign currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk”).

• DERIVATIVES AND SHORT SALES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, such as securities, commodities or currencies, reference rates, such as interest rates, currency exchange rates or inflation rates, or indices. Derivatives involve the risk that their value may not change as expected relative to changes in the value of the assets, rates, or indices they are designed to track. Derivatives include, but are not limited to, futures contracts, forward contracts, foreign currency contracts, swap contracts, contracts for differences, options on securities and indices, options on futures contracts, options on swap contracts, interest rate caps, floors and collars, reverse repurchase agreements, and other OTC contracts.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed, or the position transferred, only with the consent of the other party to the contract. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid the cost and unpredictability of legal proceedings. The Fund, therefore, runs the risk of being unable to obtain payments GMO believes are owed to it under an OTC derivatives contract or of those payments being delayed or made only after the Fund has incurred the cost of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s fundamental fair (or intrinsic) value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs a greater risk of not being able to recover what it is owed if the counterparty defaults. Derivatives also present other risks described in this section, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk.

Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation and exposes the Funds to the risk that the pricing models used do not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, there is a risk that inaccurate valuations will result in increased cash payments to counterparties, under-collateralization and/or errors in the calculation of a Fund’s net asset value.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the cost of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty.

Swap contracts and other OTC derivatives are highly susceptible to illiquidity risk (see “Illiquidity Risk”) and counterparty risk (see “Counterparty Risk”). These derivatives also are subject to documentation risk, which is the risk that ambiguities, inconsistencies or errors in the documentation relating to a derivative transaction will lead to a dispute with the counterparty or unintended investment results. In addition, see “Commodities Risk” for a discussion of risks specific to commodity-related derivatives. Because many derivatives have a leverage component (i.e. a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index could result in a loss substantially greater than the amount invested in the derivative itself. See “Leveraging Risk.”

Special tax rules apply to a Fund’s transactions in derivatives, which could increase the taxes payable by shareholders subject to U.S. income taxation. In particular, a Fund’s derivative transactions potentially could cause a substantial portion of the Fund’s distributions to be taxable at ordinary income tax rates. In addition, the tax treatment of a Fund’s use of derivatives will sometimes be unclear. See the Funds’ Prospectus and Statement of Additional Information for more information.

The SEC has proposed a rule under the 1940 Act, regulating the use by registered investment companies of derivatives and many related instruments. That rule, if adopted as proposed, would, among other things, restrict a Fund’s ability to engage in derivatives transactions or so increase the cost of derivatives transactions that GMO would be unable to implement a Fund’s investment strategy.

Derivatives Regulation. The U.S. government has enacted legislation that provides for regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and some other countries) have adopted similar requirements, which affect a Fund when it enters into a derivatives transaction with a counterparty subject to those requirements. Because these U.S. and European Union requirements are evolving, their impact on the Funds remains unclear.

Transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds hold cleared derivatives through accounts at clearing members. In cleared derivative positions, the Funds make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

In some ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements, for example, by requiring that funds provide more margin for their cleared derivative positions. Also, as a general matter, in contrast to a bilateral derivative position, following a period of notice to a Fund, a clearing member at any time can require termination of an existing cleared derivative position or an increase in the margin required at the outset of a transaction. Clearing houses also have broad rights to increase the margin required for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivative positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivative positions in excess of a clearing house’s margin requirements typically is held by the clearing member (see “Counterparty Risk”). Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than the documentation for typical bilateral derivatives. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member. Also, such documentation typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks are likely to be more pronounced for cleared derivatives due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may be required to indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.

If a Fund wishes to execute a package of transactions that include a swap that is required to be executed on a swap execution facility as well as other transactions (for example, a transaction that includes both a security and an interest rate swap that hedges interest rate exposure with respect to such security), the Fund may be unable to execute all components of the package on the swap execution facility. In that case, the Fund would need to trade some components of the package on the swap execution facility and other components in another manner, which could subject the Fund to the risk that some components would be executed successfully and others would not, or that the components would be executed at different times, leaving the Fund with an unhedged position for a period of time.

The U.S. government and the European Union have adopted mandatory minimum margin requirements for bilateral derivatives. New variation margin requirements became effective in March 2017 and new initial margin requirements will become effective in 2020. Such requirements could increase the amount of margin a Fund needs to post in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or otherwise limiting liquidity. The implementation of the clearing requirement has increased the cost of derivatives transactions for the Funds, since the Funds have to pay fees to their clearing members and are typically required to post more margin for cleared derivatives than they historically posted for bilateral derivatives. The cost of derivatives transactions is expected to increase further as clearing members raise their fees to cover the cost of additional capital requirements and other regulatory changes applicable to the clearing members. These rules and regulations are evolving, and, therefore, their potential impact on the Funds and the financial system are not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e. the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of costs and risks.

Options. Some Funds are permitted to write options. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The market price of an option also may be adversely affected if the market for the option becomes less liquid. In addition, since an American-style option allows the holder to exercise its rights at any time before the option’s expiration, the writer of an American-style option has no control over when it will be required to fulfill its obligations as a writer of the option. (The writer of a European-style option is not subject to this risk because the holder may only exercise the option on its expiration date.)

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, GMO, and other funds advised by GMO likely constitute such a group. When applicable, these limits restrict a Fund’s ability to purchase or write options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (i.e., options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While a Fund has greater flexibility to tailor an OTC option, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary market risks.

Short Investment Exposure. Some Funds may sell securities or currencies short as part of their investment programs in an attempt to increase their returns or for hedging purposes. Short sales expose a Fund to the risk that it will be required to acquire, convert, or exchange a security or currency to replace the borrowed security or currency when the security or currency sold short has appreciated in value, thus resulting in a loss to the Fund. Purchasing a security or currency to close out a short position can itself cause the price of the security or currency to rise further, thereby exacerbating any losses. A Fund that sells short a security or currency it does not own typically pays borrowing fees to a broker and is required to pay the broker any dividends or interest it receives on a borrowed security.

A Fund also may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index.

Short sales of securities or currencies a Fund does not own and “short” derivative positions involve forms of investment leverage, and the amount of the Fund’s potential loss is theoretically unlimited. A Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own or takes “short” derivative positions.

• FOCUSED INVESTMENT RISK. Funds with investments that are focused in a limited number of asset classes, sectors, industries, issuers, currencies, countries, or regions (or in sectors within a country or region) that are subject to the same or similar risk factors and Funds with investments whose prices are closely correlated are subject to greater overall risk than Funds with investments that are more diversified or whose prices are not as closely correlated.

A Fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of those issuers’ securities than Funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically to a particular geographic region, country or market (e.g., emerging markets), or to sectors within a region, country, or market (e.g., Russian oil) have more exposure to regional and country economic risks than funds making investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in the value of the currency of one country can spread to other countries. Furthermore, companies in a particular geographic region or country are vulnerable to events affecting other companies in that region or country because they often share

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common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk.”

• FUND OF FUNDS RISK. Funds that invest in Underlying Funds (including underlying GMO Funds or a wholly-owned subsidiary) are exposed to the risk that the Underlying Funds or wholly-owned subsidiary will not perform as expected. The Funds also are indirectly exposed to all of the risks to which the Underlying Funds or a wholly-owned subsidiary are exposed.

Because, absent reimbursement, a Fund bears the fees and expenses of an Underlying Fund (including purchase premiums and redemption fees, if any) and the expenses of a wholly-owned subsidiary in which it invests, the Fund will incur additional expenses when investing in an Underlying Fund or wholly-owned subsidiary. In addition, total Fund expenses will increase if a Fund makes a new or further investment in Underlying Funds with higher fees or expenses than the average fees and expenses of the Underlying Funds then in the Fund’s portfolio.

Because some underlying GMO Funds invest a substantial portion of their assets in other GMO Funds (pursuant to an exemptive order obtained from the SEC), the Asset Allocation Funds have more tiers of investments than funds in many other mutual fund groups and therefore are subject to greater fund of funds risk. In addition, to the extent a Fund invests in shares of underlying GMO Funds, it is indirectly subject to Large Shareholder Risk when an underlying GMO Fund has large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk.”

At any particular time, one Underlying Fund may be purchasing securities of an issuer whose securities are being sold by another Underlying Fund, resulting in a Fund that holds each Underlying Fund indirectly incurring the costs associated with the two transactions without changing its exposure to those securities.

Investments in exchange-traded funds (“ETFs”) involve the risk that an ETF’s performance will not track the performance of the index it is designed to track. In addition, ETFs often use derivatives to track the performance of an index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed in “Derivatives and Short Sales Risk.” ETFs are investment companies that typically hold a portfolio of securities designed to track the price, performance, and dividend yield of a particular securities market index (or sector of an index). As investment companies, ETFs incur their own management and other fees and expenses, such as trustee fees, operating expenses, registration fees, and marketing expenses, and a Fund that invests in ETFs bears a proportionate share of such fees and expenses. As a result, an investment by a Fund in an ETF could result in higher expenses and lower returns than if the Fund were to invest directly in the securities underlying the ETF.

A Fund’s investments in one or more Underlying Funds or a wholly-owned subsidiary could affect the amount, timing and character of its distributions and could cause the Fund to recognize taxable income in excess of the cash generated by such investments, requiring the Fund in turn to liquidate investments at disadvantageous times to generate cash needed to make required distributions.

• FUTURES CONTRACTS RISK. The risk of loss to a Fund resulting from its use of futures contracts (or “futures”) is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts may increase the volatility of the Fund’s net asset value. A Fund’s ability to establish and close out positions in futures contracts is subject to the development and maintenance of a liquid secondary market. A liquid secondary market may not exist for any particular futures contract at any particular time, and a Fund might be unable to effect closing transactions to terminate its exposure to the contract. In using futures contracts, a Fund relies on GMO’s ability to predict market and price movements correctly. The skills needed to use futures contracts successfully are different from those needed for traditional portfolio management. If a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are the subject of the hedge.

A Fund typically will be required to post margin with its futures commission merchant in connection with its positions in futures contracts. If the Fund has insufficient cash to meet margin requirements, the Fund typically will have to sell other investments at disadvantageous times. A Fund also runs the risk of being unable to reenter or be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. For example, should the futures commission merchant become insolvent, a Fund may be unable to recover all (or any) of the margin it has deposited or realize the value of any increase in the price of its positions.

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The Commodity Futures Trading Commission (the “CFTC”) and the various exchanges have established limits (referred to as “speculative position limits”) on the maximum net long or net short positions that any person and certain of its affiliated entities may hold or control in a particular futures contract. In addition, an exchange may impose trading limits on the number of contracts a person may trade on a particular day. An exchange may order the liquidation of positions found to be in violation of these limits, and it may impose sanctions or restrictions. In addition, the Dodd-Frank Wall Street Reform and Consumer Protection Act requires the CFTC to establish speculative position limits on listed futures and economically equivalent OTC derivatives, and those limits may adversely affect the market liquidity of those futures and derivatives. As a result of such limits, positions held by other GMO clients or by GMO or its affiliates could prevent GMO from taking positions on behalf of a Fund in a particular futures contract or OTC derivative.

Futures contracts traded on markets outside the United States are not subject to regulation by the CFTC or other U.S. regulators. U.S. regulators neither regulate the activities of a foreign exchange nor have the power to compel enforcement of the rules of a foreign exchange or the laws of the country where the exchange is located. In addition, foreign futures contracts may be less liquid and more volatile than U.S. contracts.

• ILLIQUIDITY RISK. Illiquidity risk is the risk that low trading volume, lack of a market maker, large position size, or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits, delays or prevents a Fund from selling particular securities or closing derivative positions at desirable prices. In addition to these risks, a Fund is exposed to illiquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). To the extent a Fund’s investments include asset-backed securities, distressed, defaulted or other low quality debt securities, emerging country debt or equity securities or securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations, it is subject to increased illiquidity risk. These types of investments can be difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. Illiquidity risk also tends to be greater in times of financial stress. For example, inflation-protected securities issued by the U.S. Treasury (“TIPS”) have experienced periods of greatly reduced liquidity during disruptions in fixed income markets, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are often more susceptible than other securities to price declines when market prices decline generally.

A Fund may buy securities or other investments that are less liquid than those in its benchmark. The more illiquid investments a Fund has, the greater the likelihood of its paying redemption proceeds in-kind.

The SEC has adopted Rule 22e-4 under the 1940 Act, which requires each Fund to adopt a liquidity risk management program to assess and manage its illiquidity risk. Under its program, each Fund will be required to classify its investments into specific liquidity categories and monitor compliance with limits on illiquid investments. The term “illiquid investments” for purposes of the program means investments that GMO reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investments. The Funds do not expect Rule 22e-4 to have a significant effect on investment operations. While the liquidity risk management program attempts to assess and manage illiquidity risk, there is no guarantee it will be effective in reducing the illiquidity risk inherent in a Fund’s investments.

Historically, credit markets have experienced periods characterized by a significant lack of liquidity, and they may experience similar periods in the future. If a Fund is required to sell illiquid investments to satisfy collateral posting requirements or to meet redemptions, those sales could put significant downward price pressure on the market price of the securities being sold.

A Fund’s, and particularly GMO Risk Premium Fund’s, ability to use options as part of its investment program depends on the liquidity of the options market. That market may not be liquid when a Fund seeks to close out an option position, and the hours of trading for options on an exchange may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the markets for those securities that are not immediately reflected in the options markets. If a Fund receives a redemption request and is unable to close out an option it has sold, the Fund would temporarily be leveraged in relation to its assets.

• LARGE SHAREHOLDER RISK. To the extent a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance by forcing the Fund to sell portfolio securities, at disadvantageous prices to raise the cash needed to satisfy the redemption request. In addition, the Funds and other accounts over which GMO has investment

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discretion that invest in the Funds are not limited in how often they may sell Fund shares. The Asset Allocation Funds and separate accounts managed by GMO for its clients hold substantial percentages of the outstanding shares of many Funds, and asset allocation decisions by GMO may result in substantial redemptions from (or investments in) those Funds, adversely affecting the Fund’s performance to the extent that the Fund is required to sell investments when it would not have otherwise done so. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for Fund shareholders. Further, from time to time a Fund may trade in anticipation of a purchase or redemption order that ultimately is not received or differs in size from the actual order, leading to temporary underexposure or overexposure to the Fund’s intended investment program. In addition, redemptions and purchases of shares by a large shareholder or group of shareholders could limit the use of any capital losses (including capital loss carryforwards) to offset realized capital gains (if any) and other losses that would otherwise reduce distributable net investment income. In addition, large shareholders may limit or prevent a Fund’s use of equalization for U.S. federal tax purposes.

To the extent a Fund invests in other GMO Funds subject to large shareholder risk, the Fund is indirectly subject to this risk.

•  LEVERAGING RISK. The use of traditional borrowing (including to meet redemption requests) reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e. a Fund’s investment exposures exceed its net asset value). Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e. a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives, similar to short sales, have the potential for unlimited loss, regardless of the size of the initial investment. Similarly, a Fund’s portfolio will be leveraged and can incur losses if the value of the Fund’s assets declines between the time a redemption request is received or deemed to be received by a Fund (which in some cases is the business day prior to actual receipt by the Fund of the redemption request) and the time at which the Fund liquidates assets to meet redemption requests. Such a decline in the value of a Fund’s assets is more likely in the case of Funds managed from GMO’s non-U.S. offices for which the time period between the determination of net asset value and corresponding liquidation of assets could be longer due to time zone differences. In the case of redemptions representing a significant portion of a Fund’s portfolio, the leverage effects described above can be significant and could expose a Fund and non-redeeming shareholders to material losses.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

Some Funds are permitted to purchase securities on margin or to sell securities short, either of which creates leverage. To the extent the market prices of securities pledged to counterparties to secure a Fund’s margin account or short sale decline, the Fund may be required to deposit additional funds with the counterparty to avoid having the pledged securities liquidated.

•  MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on GMO to achieve its investment objective. Each Fund runs the risk that GMO’s investment techniques will fail to produce desired results and cause the Fund to incur significant losses. GMO also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For many Funds, GMO uses quantitative models as part of its investment process and in making investment decisions for those Funds. Those Funds run the risk that GMO’s models will not accurately predict future market movements or characteristics. In addition, those models are based on assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Funds also run the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong. The usefulness of GMO’s models may be diminished by the faulty incorporation of mathematical models into computer code, by reliance on proprietary and third-party technology that includes errors, omissions, bugs, or viruses, and by the retrieval of limited or imperfect data for processing by the model. These risks are more likely to occur when GMO is making changes to its models. Any of these risks could adversely affect a Fund’s performance.

There can be no assurance that key GMO personnel will continue to be employed by GMO. The loss of their services could have an adverse impact on GMO’s ability to achieve the Funds’ investment objectives.

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The Funds also are subject to a risk of loss resulting from other services provided by GMO and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency, and other operational services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error, and system failures by a service provider. For example, trading delays or errors could prevent a Fund from benefiting from investment gains or avoiding losses. In addition, a service provider may be unable to provide a net asset value for a Fund or share class on a timely basis. GMO is not contractually liable to the Funds for losses associated with operational risk absent its willful misfeasance, bad faith, gross negligence, or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have contractual limitations on their liability to the Funds for losses resulting from their errors.

The Funds and their service providers (including GMO) are susceptible to cyber-attacks and to technological malfunctions that have effects similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and disrupting operations. Successful cyber-attacks against, or security breakdowns of, a Fund, GMO, a sub-adviser, or a custodian, transfer agent, or other service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its net asset value, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses and additional compliance costs. The Funds’ service providers regularly experience cyber-attacks and expect they will continue to do so. While GMO has established business continuity plans and systems designed to prevent, detect and respond to cyber-attacks, those plans and systems have inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber-attacks, technological disruptions, malfunctions, or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Funds from, among other things, buying or selling securities or accurately pricing their investments. The Funds cannot directly control cyber security plans and systems of their service providers, the Funds’ counterparties, issuers of securities in which the Funds invest, or securities markets and exchanges.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events (e.g., wars and terrorism) will disrupt securities markets and adversely affect global economies and markets, thereby reducing the value of the Funds’ investments. Sudden or significant changes in the supply or prices of commodities or in other economic inputs (e.g., the marked decline in oil prices in late 2014) may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries. Terrorism in the United States and around the world has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. Securities markets may be susceptible to market manipulation or other fraudulent trading practices, which could disrupt their orderly functioning or reduce the prices of securities traded on them, including securities held by the Funds. Fraud and other deceptive practices committed by an issuer of securities held by a Fund undermine GMO’s due diligence efforts and, when discovered, will likely cause a steep decline in the market price of those securities and thus negatively affect the value of the Fund’s investments. In addition, when discovered, financial fraud may contribute to overall market volatility, which can negatively affect a Fund’s investment program.

While the U.S. government has always honored its credit obligations, a default by the U.S. government (as has been threatened in the recent past) would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Funds’ investments. Similarly, political events within the United States have resulted, and may in the future result, in shutdowns of government services, which could adversely affect the U.S. economy, reduce the value of many Fund investments, and impair the operation of the U.S. or other securities markets. Climate change regulation (such as decarbonization legislation or other mandatory controls to reduce emissions of greenhouse gases) could significantly affect many of the companies in which the Funds invest by, among other things, increasing those companies’ operating costs and capital expenditures. Uncertainty over the sovereign debt of several European Union countries, as well as uncertainty over the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or if the European Union dissolves, the world’s securities markets likely would be significantly disrupted. On January 31, 2020 the United Kingdom formally withdrew from the European Union (commonly known as “Brexit”), and an 11-month transition period commenced during which most European Union law will continue to apply in the United Kingdom while it negotiates its future relationship with the European Union. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets. Potential negative long-term effects could include, among others, greater market volatility and illiquidity, disruptions to world securities

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markets, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and an increased likelihood of a recession in the United Kingdom. The consequences of the United Kingdom’s or another country’s exit from the European Union also could threaten the stability of the euro for remaining countries and could negatively affect the financial markets of other countries in the European region and beyond, which may include companies or assets held or considered for prospective investment by GMO.

War, terrorism, economic uncertainty, and related geopolitical events, such as sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. For example, the U.S. has imposed economic sanctions, which consist of asset freezes, restrictions on dealings in debt and equity, and certain industry-specific restrictions. These types of sanctions have recently been applied against the Venezuelan and Russian governments, as well as against certain Russian and Venezuelan officials and institutions. These sanctions, any additional sanctions or intergovernmental actions, or even the threat of further sanctions, may result in a decline of the value and liquidity of Russian and Venezuelan securities, a weakening of the Russian and Venezuelan currencies or other adverse consequences to their respective economies. Sanctions impair the ability of the Funds to buy, sell, receive or deliver those securities and/or assets that are within the scope of the sanctions. In addition, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the market price of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs and achieving their investment objectives. For example, a market disruption may adversely affect the orderly functioning of the securities markets and may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices or to offer them on a more limited basis. To the extent a Fund has focused its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

An outbreak of respiratory disease caused by a novel coronavirus designated as COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways and may continue to do so in the future. Health crises caused by the outbreak of COVID-19 may also exacerbate other pre-existing political, social, economic, market and financial risks. The effects of the outbreak in developing or emerging market countries may be greater due to less established health care systems. The COVID-19 pandemic and its effects may be short term or may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could impair the Funds’ ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of the Funds’ service providers, adversely affect the value and liquidity of the Funds’ investments, and negatively impact the Funds’ performance and your investment in a Fund.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market price of their holdings will decline. Market risks include:

Asset-Backed Securities — Investments in asset-backed securities not only are subject to all of the market risks described under “Market Risk — Fixed Income” but to other market risks as well.

Asset-backed securities are often exposed to greater risk of severe credit downgrades, illiquidity, and defaults than many other types of fixed income investments. These risks become particularly acute during periods of adverse market conditions, such as those that occurred in 2008.

As described under “Market Risk — Fixed Income” the market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on

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the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., the amount of underlying assets or other support available to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the performance of other service providers with access to the payment stream. A problem in any of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive when the Fund purchased the asset-backed security. Principal repayments of asset-backed securities are at risk if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities have. Asset-backed securities backed by sub-prime mortgage loans, in particular, expose a Fund to potentially greater declines in value due to defaults because sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. Asset-backed securities also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” for more information about credit risk.

When worldwide economic and liquidity conditions deteriorated in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many asset-backed (as well as others) fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed (and other) fixed income securities, and they may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security depends in part on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. The mishandling of documentation for underlying assets also can affect the rights of holders of those underlying assets. The insolvency of a servicer is likely to result in a decline in the market price of the securities it is servicing, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security. When interest rates rise, the obligations underlying asset-backed securities may be repaid more slowly than anticipated, and the market price of those securities may decrease.

The existence of insurance on an asset-backed security does not guarantee that the principal and interest will be paid because the insurer could default on its obligations.

The risk of investing in asset-backed securities has increased since 2008 because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” for more information about risks of investing in correlated sectors. A single financial institution may serve as a servicer for many asset-backed securities. As a result, a disruption in that institution’s business would likely have a material impact on the many asset-backed securities it services.

Equities — Funds that invest in equities run the risk that the market price of an equity will decline. That decline may be attributable to factors affecting the issuer, such as a failure to keep up with technological advances or reduced demand for its goods or services, or to factors affecting a particular industry, such as a decline in demand, labor or raw material shortages, or increased production costs. A decline also may result from general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market prices of equities are volatile and can decline in a rapid or unpredictable manner. If a Fund purchases an equity for what GMO believes is less than its fundamental fair (or intrinsic) value, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO’s incorrect assessment. The market prices of equities trading at high multiples of current earnings often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples.

To the extent a Fund invests in GMO Risk Premium Fund (“Risk Premium Fund”), the Fund is exposed to Risk Premium Fund’s market risk with respect to equities. Because of Risk Premium Fund’s emphasis on writing put options on stock indices, GMO expects the Fund’s net asset value to decline when those indices decline in value. Also, Risk Premium Fund’s investment strategy of writing put options on stock indices can be expected to cause the Fund to underperform relative to those indices when the markets associated with those indices rise sharply because of the Fund’s lack of exposure to the upside of those markets.

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Fixed Income — Funds that invest in fixed income investments (including bonds, notes, bills, synthetic debt instruments, and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to uncertainty about their credit quality and the reliability of their payment streams. Some fixed income investments also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the fixed income investment. When interest rates rise, fixed income investments also may be repaid more slowly than anticipated, causing a decrease in their market price. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade investments (commonly referred to as “high yield” or “junk bonds”) may be particularly volatile. Often, below investment grade investments are subject to greater sensitivity to interest rate and economic changes than higher rated investments and can be more difficult to value, exposing a Fund to the risk that the price at which it sells them will be less than the price at which they were valued when held by the Fund. See “Credit Risk” and “Illiquidity Risk” for more information about these risks.

A risk run by each Fund with significant investment in fixed income investments is that an increase in prevailing interest rates will cause the market price of those securities to decline. The risk associated with increases in interest rates (also called “interest rate risk”) is greater for Funds investing in fixed income investments with longer durations. In addition, in managing some Funds, GMO may seek to evaluate potential investments in part by considering the volatility of interest rates. The value of a Fund’s investments would likely be significantly reduced if GMO’s assessment proves incorrect.

The extent to which the market price of a fixed income investment changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because its fixed rate is locked in for a longer period of time. Floating-rate or variable-rate investments generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate investments have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate investments when interest rates rise but outperform them when interest rates decline. Fixed income investments paying no interest, such as zero coupon and principal-only securities, are subject to additional interest rate risk.

The market price of inflation-indexed bonds (including TIPS) typically declines during periods of rising real interest rates (i.e. nominal interest rate minus inflation) and increases during periods of declining real interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the market price of inflation-indexed bonds may decline more than the price of non-inflation-indexed (or nominal) fixed income bonds with similar maturities.

When interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless GMO waives or reduces its management fees.

Fixed income securities denominated in foreign currencies also are subject to currency risk. See “Currency Risk.”

In response to government intervention, economic or market developments, or other factors, markets for fixed income investments may experience periods of high volatility, reduced liquidity or both. During those periods, a Fund could have unusually high shareholder redemptions, requiring it to generate cash by selling portfolio investments when it would otherwise not do so, including at unfavorable prices. Moreover, fixed income investments will be difficult to value during such periods. During the last ten years, central banks and governmental financial regulators, including the U.S. Federal Reserve, kept interest rates historically low. However, more recently, the U.S. Federal Reserve has increased interest rates. A substantial increase in interest rates could have an adverse effect on prices for fixed income investments and on the performance of the Funds. Other actions by central banks or regulators (such as intervention in foreign currency markets or currency controls) also could have a material adverse effect on the Funds.

• MERGER ARBITRAGE RISK. Some Funds engage in transactions in which the Fund purchases securities at prices below the value of the consideration GMO expects the Fund to receive upon consummation of a proposed merger, exchange offer, tender offer, or other similar transaction (“merger arbitrage transactions”). The purchase price paid by the Fund may substantially exceed the market price of the securities before the announcement of the transaction.

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Notes to Financial Statements — (Continued)

February 29, 2020

If a Fund engages in merger arbitrage and the merger later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund is likely to decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. A proposed merger can fail to be consummated for many reasons, including regulatory and antitrust restrictions, industry weakness, company specific events, failed financings, and general market declines.

Merger arbitrage strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated. A Fund’s investments in derivatives or short sales of securities to hedge or otherwise adjust long or short investment exposure in connection with a merger arbitrage may not perform as GMO expected or may otherwise reduce the Fund’s gains or increase its losses. Also, a Fund may be unable to hedge against market fluctuations or other risks. In addition, a Fund may sell securities short when GMO expects the Fund to receive the securities upon consummation of a transaction; if the Fund does not actually receive the securities, the Fund will have an unintended “naked” short position and may be required to cover its short position at a time when the securities sold short have appreciated in value, thus resulting in a loss. A Fund’s merger arbitrage transactions could result in tax inefficiencies, including larger distributions of net investment income and net realized capital gains than otherwise would be the case.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers. As a result, they are likely to be subject to greater credit, market and other risks than if their investments were more diversified, and poor performance by a single investment is likely to have a greater impact on their performance.

The following Funds are not diversified investment companies within the meaning of the 1940 Act:

•	Alternative Allocation Fund
•	Implementation Fund
•	SGM Major Markets Fund
•	Special Opportunities Fund

In addition, each of the Funds may invest a portion of its assets in shares of one or more other GMO Funds that are not “diversified” investment companies under the 1940 Act. Each of the Funds may invest without limitation in GMO Funds that are not “diversified”.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to more risks than Funds that invest only in U.S. securities. Many non-U.S. securities markets list securities of only a small number of companies in a small number of industries. As a result, the market prices of securities traded on those markets (particularly in emerging markets) often fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs. In addition, some countries limit a Fund’s ability to profit from short-term trading (as defined in that country).

A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. A Fund may seek a refund of taxes paid, but its efforts may not be successful, in which case the Fund will have incurred additional expenses for no benefit. In addition, a Fund’s pursuit of a tax refund may subject it to administrative and judicial proceedings in the country where it is seeking the refund.

A Fund’s decision to seek a refund is in its sole discretion, and, particularly in light of the cost involved, it may decide not to seek a refund, even if it is entitled to one. The outcome of a Fund’s efforts to obtain a refund is inherently unpredictable. In some cases, the amount of a refund could be material to a Fund’s net asset value. Accordingly, a refund is not typically reflected in the Fund’s net asset value until it is received or until GMO is confident that it will be received. Generally, absent a determination that a refund is collectible and free from significant contingencies, a refund is not reflected in a Fund’s net asset value. See “Taxes, Non-U.S. Taxes” in the GMO Trust Statement of Additional Information for additional information. For information on possible special Australian and Singapore tax consequences of an investment in a Fund, see the Funds’ Prospectus and Statement of Additional Information.

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Notes to Financial Statements — (Continued)

February 29, 2020

Investing in non-U.S. securities also exposes a Fund to the risk of nationalization, expropriation, or confiscatory taxation of assets of their issuers, government involvement in every country, including the U.S., or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises), adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments, including the imposition of economic sanctions.

In some non-U.S. securities markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. securities markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the United States. Fluctuations in currency exchange rates also affect the market prices of a Fund’s non-U.S. securities (see “Currency Risk”).

The Funds need a license to invest directly in securities traded in many non-U.S. securities markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license to invest in a particular market is terminated or suspended, to obtain exposure to that market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of GMO’s clients may preclude a Fund from obtaining a similar license. In addition, the activities of a GMO client could cause the suspension or revocation of a Fund’s license.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); increased risk of nationalization, expropriation, or other confiscation of issuer assets; greater governmental involvement in the economy or in the affairs of specific companies or industries (including wholly or partially state-owned enterprises); less governmental supervision and regulation of securities markets and participants in those markets; controls on investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e. a market freeze); unavailability of currency hedging techniques; less rigorous auditing and financial reporting standards and resulting unavailability of reliable information about issuers; slower clearance and settlement; difficulties in obtaining and enforcing legal judgments; and significantly smaller market capitalizations of issuers. In addition, the economies of emerging countries may depend predominantly on only a few industries or revenues from particular commodities and often are more volatile than the economies of developed countries.

• SMALL COMPANY RISK. Companies with smaller market capitalizations tend to have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers and depend on fewer key employees than larger companies. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. Market risk and illiquidity risk are particularly pronounced for the securities of these companies.

Temporary Defensive Positions. Temporary defensive positions are positions that are inconsistent with a Fund’s principal investment strategies and are taken in response to adverse market, economic, political, or other conditions.

To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

4.	Derivative financial instruments

During the year ended February 29, 2020, only Alternative Allocation Fund, Benchmark-Free Fund, Implementation Fund, SGM Major Markets Fund, and Strategic Opportunities Allocation Fund held derivative financial instruments directly. For a listing of derivative financial instruments, if any, held by the underlying funds, please refer to the underlying funds’ Schedule of Investments. The derivative information provided below only pertains to direct investments made by Alternative Allocation Fund, Benchmark-Free Fund, Implementation Fund, SGM Major Markets Fund, Special Opportunities Fund and Strategic Opportunities Allocation Fund (or their respective wholly-owned subsidiary, if any).

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

Consolidated Alternative Allocation Fund may use derivatives in some or all of the ways described below.

Use of Derivatives by Consolidated Special Opportunities Fund

The Fund may use derivatives to gain long or short investment exposure to securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts, cross currency basis swaps and options) to gain exposure to a given currency. In addition, the Fund may use derivatives to gain investment exposure to commodities, including the use of exchange-traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets.

The Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.The Fund may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposures, the Fund also may use currency derivatives in an attempt to adjust their currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which their equities are traded.

The Fund may use derivatives to effect transactions intended as substitutes for securities lending.

The Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Use of Derivatives by Benchmark-Free Fund, Consolidated Implementation Fund and Strategic Opportunities Allocation Fund

The Funds may use derivatives to gain long or short investment exposure to securities, commodities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use exchange-traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets and may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives such as futures, options, and swap contracts, in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Funds may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency. Implementation Fund uses exchange-traded futures and forward contracts as an integral part of its investment program.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In adjusting investment exposures, each Fund also may use currency derivatives, seeking currency exposure that

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

is different (in some cases, significantly different) from the currency exposure represented by its portfolio. Each Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, the Funds may have gross investment exposures in excess of their net assets (i.e. the Funds may be leveraged) and therefore are subject to heightened risk of loss. Each Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Use of Derivatives by Consolidated SGM Major Markets Fund

The Fund may use derivatives to gain long and/or short investment exposure to securities, currencies, commodities, or other assets. In particular, the Fund may use exchange traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to adjust its investment exposures. For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Fund may use derivatives, such as futures, options, and swap contracts, in an attempt to adjust elements of its investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In addition, GMO may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which their equities are traded.

The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e. the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

*  *  *

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the year ended February 29, 2020, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Consolidated Alternative Allocation Fund*	Benchmark- Free Fund	Consolidated Implementation Fund*	Consolidated SGM Major Markets Fund*	Strategic Opportunities Allocation Fund
Forward currency contracts
Adjust currency exchange rate risk				X
Adjust exposure to foreign currencies	X	X	X	X
Manage against anticipated currency exchange rate changes	X		X
Futures contracts
Adjust exposure to certain securities markets	X	X	X	X
Substitute for direct investment				X
Adjust interest rate exposure	X			X
Maintain the diversity and liquidity of the portfolio	X	X	X	X
Hedge some or all of the broad market exposure of the underlying funds and/or assets in which the Fund invests
Options (Purchased)
Adjust exposure to foreign currencies	X
Substitute for direct equity investment	X		X
Options (Written)
Substitute for direct equity investment	X	X	X		X
Swap contracts
Adjust interest rate exposure	X		X
Substitute for direct investment in securities	X	X	X		X
Achieve exposure to a reference entity’s credit			X

*	Certain derivatives may be held by the Fund’s wholly-owned subsidiary.

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are collateralized. Forward currency contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

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Notes to Financial Statements — (Continued)

February 29, 2020

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e. sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations. The periodic frequency of payments received may differ from periodic payment frequencies made and their frequencies could be monthly, quarterly, semiannually, annually or at maturity.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment

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February 29, 2020

when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Forward starting dividend swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in a dividend index point. A Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the relevant dividend index point based on a notional amount. For example, if a Fund took a long position on a dividend index swap, the Fund would receive payments if the relevant index point increased in value and would be obligated to pay if that index point decreased in value.

Future swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in an index. The Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the index based on a notional amount. For example, if the Fund took a long position on a future swap, the Fund would receive payments if the relevant index increased in value and would be obligated to pay if that index decreased in value.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the year, if any, are listed in each applicable Fund’s Schedule of Investments.

*  *  *

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of February 29, 2020 and the Statements of Operations for the year ended February 29, 2020^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections for a further discussion of risks.

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Consolidated Alternative Allocation Fund
Asset Derivatives
Investments, at value (purchased options)	$—	$—	$1,090,593	$45,640	$—	$—	$1,136,233
Unrealized Appreciation on Forward Currency Contracts	—	—	—	2,844,392	—	—	2,844,392
Unrealized Appreciation on Futures Contracts¤	—	—	3,994,430	—	—	—	3,994,430
Swap Contracts, at value¤	—	1,205,128	923,520	—	8,840,540	—	10,969,188

Total	$—	$1,205,128	$6,008,543	$2,890,032	$8,840,540	$—	$18,944,243

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(3,774,231)	$—	$—	$(3,774,231)
Unrealized Depreciation on Futures Contracts¤	—	—	(607,832)	—	—	—	(607,832)
Written Options, at value	—	—	(6,421,146)	—	—	—	(6,421,146)
Swap Contracts, at value¤	—	—	—	—	(7,811,180)	—	(7,811,180)

Total	$—	$—	$(7,028,978)	$(3,774,231)	$(7,811,180)	$—	$(18,614,389)

Net Realized Gain (Loss) on
Investments (purchased options)	$—	$—	$(377,017)	$—	$—	$—	$(377,017)
Futures Contracts	—	—	(2,246,797)	—	(1,349,741)	—	(3,596,538)
Written Options	—	—	1,753,187	—	—	—	1,753,187
Forward Currency Contracts	—	—	—	894,460	—	—	894,460
Swap Contracts	—	—	845,873	—	(17,619)	—	828,254

Total	$—	$—	$(24,754)	$894,460	$(1,367,360)	$—	$(497,654)

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$—	$—	$669,519	$(4,129)	$—	$—	$665,390
Forward Currency Contracts	—	—	—	(929,839)	—	—	(929,839)
Futures Contracts	—	—	3,386,598	—	—	—	3,386,598
Written Options	—	—	(4,346,937)	—	—	—	(4,346,937)
Swap Contracts	—	—	2,146,156	—	1,118,483	—	3,264,639

Total	$—	$—	$1,855,336	$(933,968)	$1,118,483	$—	$2,039,851

Benchmark-Free Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤	$—	$—	$8,769,546	$—	$—	$—	$8,769,546
Swap Contracts, at value¤	—	—	4,827,122	—	—	—	4,827,122

Total	$—	$—	$13,596,668	$—	$—	$—	$13,596,668

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(1,332,706)	$—	$—	$(1,332,706)
Written Options, at value	—	—	(1,653,570)	—	—	—	(1,653,570)

Total	$—	$—	$(1,653,570)	$(1,332,706)	$—	$—	$(2,986,276)

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Benchmark-Free Fund (continued)
Net Realized Gain (Loss) on
Forward Currency Contracts	$—	—	$—	3,349,200	$—	$—	$3,349,200
Futures Contracts	—	—	(39,821,586)	—	—	—	(39,821,586)
Swap Contracts	—	—	(3,364,042)	—	—	—	(3,364,042)

Total	$—	$—	$(43,185,628)	$3,349,200	$—	$—	$(39,836,428)

Change in Net Appreciation (Depreciation) on
Forward Currency Contracts	$—	$—	$—	$(2,285,659)	$—	$—	$(2,285,659)
Futures Contracts	—	—	25,444,991	—	—	—	25,444,991
Written Options	—	—	27,359	—	—	—	27,359
Swap Contracts	—	—	5,307,844	—	—	—	5,307,844

Total	$—	$—	$30,780,194	$(2,285,659)	$—	$—	$28,494,535

Consolidated Implementation Fund
Asset Derivatives
Investments, at value (purchased options)	$—	$—	$8,465,770	$236,371	$—	$—	$8,702,141
Unrealized Appreciation on Forward Currency Contracts	—	—	—	12,625,459	—	—	12,625,459
Unrealized Appreciation on Futures Contracts¤	—	—	27,829,967	—	—	—	27,829,967
Swap Contracts, at value¤	98,220	—	28,403,894	—	47,627,028	—	76,129,142

Total	$98,220	$—	$64,699,631	$12,861,830	$47,627,028	$—	$125,286,709

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(18,815,887)	$—	$—	$(18,815,887)
Unrealized Depreciation on Futures Contracts¤	—	—	(2,018,955)	—	—	—	(2,018,955)
Written Options, at value	—	—	(25,299,032)	—	—	—	(25,299,032)
Swap Contracts, at value¤	(54,748)	—	—	—	(43,431,219)	—	(43,485,967)

Total	$(54,748)	$—	$(27,317,987)	$(18,815,887)	$(43,431,219)	$—	$(89,619,841)

Net Realized Gain (Loss) on
Investments (purchased options)	$—	$—	$(5,933,463)	$—	$(1,415,989)	$—	$(7,349,452)
Forward Currency Contracts	—	—	—	17,810,350	—	—	17,810,350
Futures Contracts	—	—	(182,636,760)	—	—	—	(182,636,760)
Written Options	—	—	3,315,658	171,669	—	—	3,487,327
Swap Contracts	57,357	—	(7,078,732)	—	11,120,866	—	4,099,491

Total	$57,357	$—	$(192,333,297)	$17,982,019	$9,704,877	$—	$(164,589,044)

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$—	$—	$5,969,368	$518,919	$781,808	$—	$7,270,095
Forward Currency Contracts	—	—	—	(10,182,229)	—	—	(10,182,229)
Futures Contracts	—	—	98,453,681	—	—	—	98,453,681
Written Options	—	—	(11,375,965)	(171,668)	—	—	(11,547,633)
Swap Contracts	462,991	—	30,098,766	—	680,330	—	31,242,087

Total	$462,991	$—	$123,145,850	$(9,834,978)	$1,462,138	$—	$115,236,001

Consolidated SGM Major Markets Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$6,860,363	$—	$—	$6,860,363
Unrealized Appreciation on Futures Contracts¤	—	4,764,954	17,735,069	—	—	—	22,500,023

Total	$—	$4,764,954	$17,735,069	$6,860,363	$—	$—	$29,360,386

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Consolidated SGM Major Markets Fund (continued)
Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(9,765,278)	$—	$—	$(9,765,278)
Unrealized Depreciation on Futures Contracts¤	—	(1,824,189)	(6,949,530)	—	—	—	(8,773,719)

Total	$—	$(1,824,189)	$(6,949,530)	$(9,765,278)	$—	$—	$(18,538,997)

Net Realized Gain (Loss) on
Forward Currency Contracts	$—	$—	$—	$11,760,199	$—	$—	$11,760,199
Futures Contracts	—	(4,206,425)	(12,103,252)	—	(26,358,288)	—	(42,667,965)

Total	$—	$(4,206,425)	$(12,103,252)	$11,760,199	$(26,358,288)	$—	$(30,907,766)

Change in Net Appreciation (Depreciation) on
Forward Currency Contracts	$—	$—	$—	$(2,337,624)	$—	$—	$(2,337,624)
Futures Contracts	—	891,401	2,369,629	—	(2,030,789)	—	1,230,241

Total	$—	$891,401	$2,369,629	$(2,337,624)	$(2,030,789)	$—	$(1,107,383)

Strategic Opportunities Allocation Fund
Asset Derivatives
Swap Contracts, at value¤	$—	$—	$187,782	$—	$—	$—	$187,782

Total	$—	$—	$187,782	$—	$—	$—	$187,782

Liability Derivatives
Written Options, at value	$—	$—	$(348,120)	$—	$—	$—	$(348,120)

Total	$—	$—	$(348,120)	$—	$—	$—	$(348,120)

Net Realized Gain (Loss) on
Swap Contracts	$—	$—	$(939,968)	$—	$—	$—	$(939,968)

Total	$—	$—	$(939,968)	$—	$—	$—	$(939,968)

Change in Net Appreciation (Depreciation) on
Written Options	$—	$—	$5,760	$—	$—	$—	$5,760
Swap Contracts	—	—	252,870	—	—	—	252,870

Total	$—	$—	$258,630	$—	$—	$—	$258,630

^

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Year end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements, Master Securities Loan Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements, reverse repurchase agreements and securities loans. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be paid by a Fund (or may be received by a Fund) in such an event is represented by the Net Amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from broker and any cash collateral received from the counterparty is reported as Due to broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements, reverse repurchase agreements and securities loans held by the Funds at February 29, 2020, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of February 29, 2020:

Consolidated Alternative Allocation Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$7,374	$—	$7,374	$—
Barclays Bank PLC	10,700	—	10,700	—
Citibank N.A.	77,676	—	(55,738)	21,938
Deutsche Bank AG	10,815	—	10,815	—
Goldman Sachs International	949,253	(711,399)	(237,854)	—	*
JPMorgan Chase Bank, N.A.	567,191	—	567,191	—
Morgan Stanley & Co. International PLC	3,296,706	(1,050,000)	(1,449,762)	796,944
Morgan Stanley & Co. LLC	1,090,593	—	1,090,593	—
State Street Bank and Trust Company	4,906	—	—	4,906
UBS AG	94,059	—	94,059	—

Total	$6,109,273	$(1,761,399)	$37,378	$823,788

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$385,995	$(378,621)	$(7,374)	$—	*
Barclays Bank PLC	255,468	—	(10,700)	244,768
Citibank N.A.	55,738	—	55,738	—
Deutsche Bank AG	70,605	—	(10,815)	59,790
Goldman Sachs International	237,854	—	237,854	—
JPMorgan Chase Bank, N.A.	815,739	—	(567,191)	248,548
Morgan Stanley & Co. International PLC	1,449,762	—	1,449,762	—
Morgan Stanley & Co. LLC	6,421,146	(5,330,553)	(1,090,593)	—	*
UBS AG	503,070	(73,007)	(94,059)	336,004

Total	$10,195,377	$(5,782,181)	$(37,378)	$889,110

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

Benchmark-Free Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Goldman Sachs International	$3,476,266	$(3,310,000)	$—	$166,266
Morgan Stanley Capital Services LLC	1,350,856	(979,000)	—	371,856

Total	$4,827,122	$(4,289,000)	$—	$538,122

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Bank PLC	$1,012,977	$—	$—	$1,012,977
Morgan Stanley & Co. International PLC	319,729	—	—	319,729
Morgan Stanley & Co. LLC	1,653,570	—	—	1,653,570

Total	$2,986,276	$—	$—	$2,986,276

Consolidated Implementation Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Citibank N.A.	$468,480	$—	$(405,920)	$62,560
Deutsche Bank AG	2,675	—	2,675	—
Goldman Sachs International	24,145,725	(22,610,000)	(1,087,419)	448,306
JPMorgan Chase Bank, N.A.	1,954,065	—	1,954,065	—
Morgan Stanley & Co. International PLC	10,453,752	(2,856,728)	(7,597,024)	—	*
Morgan Stanley & Co. LLC	8,465,770	—	8,465,770	—
Morgan Stanley Capital Services LLC	4,339,247	(3,099,000)	(21,031)	1,219,216

Total	$49,829,714	$(28,565,728)	$1,311,116	$1,730,082

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$1,360,222	$(765,763)	$—	$594,459
Barclays Bank PLC	3,952,764	—	—	3,952,764
Citibank N.A.	405,920	—	405,920	—
Deutsche Bank AG	435,282	(265,959)	(2,675)	166,648
Goldman Sachs International	1,087,419	—	1,087,419	—
JPMorgan Chase Bank, N.A.	4,010,973	(882,337)	(1,954,065)	1,174,571
Morgan Stanley & Co. International PLC	7,597,024	—	7,597,024	—
Morgan Stanley & Co. LLC	25,299,032	(16,833,262)	(8,465,770)	—	*
Morgan Stanley Capital Services LLC	21,031	—	21,031	—

Total	$44,169,667	$(18,747,321)	$(1,311,116)	$5,888,442

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

Consolidated SGM Major Markets Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Barclays Bank PLC	$74,126	$—	$74,126	$—
Deutsche Bank AG	405,878	(405,878)	—	—	*
Goldman Sachs International	276,086	—	276,086	—
JPMorgan Chase Bank, N.A.	1,190,414	—	1,190,414	—
Morgan Stanley & Co. International PLC	3,603,651	(1,379,000)	(644,343)	1,580,308
State Street Bank and Trust Company	59,374	—	59,374	—
UBS AG	1,250,834	—	1,250,834	—

Total	$6,860,363	$(1,784,878)	$2,206,491	$1,580,308

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$1,133,643	$(698,354)	$—	$435,289
Barclays Bank PLC	204,697	—	(74,126)	130,571
Goldman Sachs International	803,717	(302,018)	(276,086)	225,613
JPMorgan Chase Bank, N.A.	1,192,946	—	(1,190,414)	2,532
Morgan Stanley & Co. International PLC	644,343	—	644,343	—
State Street Bank and Trust Company	346,427	—	(59,374)	287,053
UBS AG	5,439,505	(3,196,006)	(1,250,834)	992,665

Total	$9,765,278	$(4,196,378)	$(2,206,491)	$2,073,723

Strategic Opportunities Allocation Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/(Liabilities) Available for Offset	Net Amount of Derivative Assets
Morgan Stanley Capital Services LLC	$187,782	$(70,000)	$—	$117,782

Total	$187,782	$(70,000)	$—	$117,782

Counterparty	Gross Derivative Liabilities Subject to Master Agreements	Collateral Pledged	Derivative (Assets)/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Morgan Stanley & Co. LLC	$348,120	$—	$—	$348,120

Total	$348,120	$—	$—	$348,120

*	The actual collateral received and/or pledged is more than the amount shown.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

The average derivative activity of notional amounts (forward currency contracts, futures contracts and swap contracts) and principal amounts or number of contracts (options) outstanding, based on absolute values, at each month-end, was as follows for the year ended February 29, 2020:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Options (Principal)	Options (Contracts)	Swap Contracts ($)
Consolidated Alternative Allocation Fund	316,873,980	96,997,308	956,021	5,234	373,369,883
Benchmark-Free Fund	68,493,960	199,067,358	—	14	25,198,975
Consolidated Implementation Fund	1,795,152,223	763,214,688	4,126,014	39,144	2,546,578,842
Consolidated SGM Major Markets Fund	1,209,523,986	1,688,913,948	—	—	—
Strategic Opportunities Allocation Fund	—	—	—	3	3,789,550

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to certain Funds. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Alternative Allocation Fund	Benchmark- Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Implementation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund	SGM Major Markets Fund	Special Opportunities Fund	Strategic Opportunities Allocation Fund
Management Fee	0.73%	0.65%	—	—	—	—	—	—	—	0.85%	1.10%	—

In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service or supplemental support fee. Shareholder service fees are paid to GMO for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Class MF shares of Benchmark-Free Allocation Fund are subject to a supplemental support fee payable to GMO for providing supplemental support services to Class MF shareholders and their investment advisers. Those supplemental support services include, without limitation, (i) providing and presenting (a) educational and explanatory information about the Fund and its asset allocation strategy as requested or directed by an investor or its investment adviser; (b) similar educational and explanatory information about the strategies of the GMO Funds in which the Fund invests; (c) information for inclusion in the quarterly or other periodic reports of the investor; (ii) responding to information requests relating to oversight functions of the investor’s board of directors in areas including pricing, compliance, and taxation; (iii) providing access to and setting up meetings with GMO’s Chief Investment Strategist and Head of GMO’s Asset Allocation Team and other investment professionals of GMO; (iv) assisting with inquiries from an investor’s investment adviser; and (v) providing such other assistance as may be requested from time to time by an investor or its agent, so long as that assistance is not primarily intended to result in the sale of Fund shares.

Shareholder service and/or supplemental support fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class II	Class III		Class IV		Class V	Class VI	Class MF	Class R6	Class I
Alternative Allocation Fund	0.22%*	0.15%	*	0.105%	*	0.085%*	0.055%		0.22%*	0.22%
Benchmark-Free Allocation Fund		0.15%		0.10%				0.10%	0.15%*	0.15%
SGM Major Markets Fund		0.15%		0.10%	*		0.055%		0.15%*	0.15%	*
Special Opportunities Fund		0.15%	*	0.10%	*	0.085%*	0.055%

*	Class is offered but has no shareholders as of February 29, 2020

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

For certain Funds above, GMO does not charge the Fund a management fee or shareholder service fee, but it receives management and/or shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by GMO’s asset allocation decisions.

For each Fund, other than Alternative Allocation Fund and Special Opportunities Fund, GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). For Special Opportunities Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.10% of the Fund’s average daily net assets (“Expense Threshold Amount”). Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO.

Subject to the exclusions noted below, “Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services provided in respect of Class I shareholders), expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. In the case of Benchmark-Free Fund, “Specified Operating Expenses” does not include the Fund’s direct custody expenses attributable to its holdings of emerging market securities.

For Alternative Allocation Fund (the “Fund), GMO has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares: 0.99% for Class II shares; 0.92% for Class III shares; 0.875% for Class IV shares; 0.855% for Class V shares; 0.825% for Class VI shares; 0.99% for Class R6 shares; and 0.99% for Class I shares (each, an “Expense Cap”). Fees and expenses of the “non-interested” Trustees and legal counsel and independent compliance consultant to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), taxes, litigation and indemnification expenses, payments out of assets attributable to Class I shares to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business, are excluded from the Expense Cap.

For Special Opportunities Fund (the “Fund”), GMO is permitted to recover from the Fund, on a class-by-class basis, as applicable, the “Specified Operating Expenses” GMO has borne or reimbursed (whether through reduction of its fees or otherwise) to the extent that the Fund’s “Specified Operating Expenses” later fall below the Expense Threshold Amount or the lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. The amount GMO is entitled to recover may not cause a Fund to exceed the Expense Threshold Amount or the lower expense limit in effect when GMO seeks recovery.

For the year ended February 29, 2020, GMO did not recoup any previously recorded waivers and/or reimbursements.

On February 29, 2020, the waivers and/or reimbursements subject to possible future recoupment are as follows:

	Expiring during year ending February 29, 2020	Expiring during year ending February 28, 2021	Expiring during year ending February 28, 2022
Consolidated Special Opportunities Fund, Class VI	$—	$—	$—

For each Fund, other than Benchmark-Free Allocation Fund, that pays GMO a management fee, GMO has contractually agreed to waive or reduce that fee, but not below zero, to the extent necessary to offset the management fees paid to GMO that are directly or indirectly borne by the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

For each Fund, other than Benchmark-Free Allocation Fund, that charges a shareholder service fee, GMO has contractually agreed to waive or reduce the shareholder service fee charged to holders of each class of shares of the Fund, but not below zero, to the extent necessary to offset the shareholder service fees directly or indirectly borne by the class of shares of the Fund as a result of the Fund’s direct or indirect investments in other GMO Funds.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

These contractual waivers and reimbursements will continue through at least June 30, 2020 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

For Benchmark-Free Allocation Fund only, the fees payable to GMO under its management contract and servicing and supplemental support agreement are reduced by amounts equal to the management fees and shareholder service fees, respectively, that GMO receives as a result of the Fund’s investment in underlying GMO Funds. In addition, GMO has contractually agreed to reduce the rate of the supplemental support fees charged to the Fund’s Class MF shares to a rate to be charged in any month (starting on the first business day of the month) based on the net assets attributable to Class MF shares as of the last business day of the preceding month based on the following schedule: 0.10% on the first $6 billion of net assets, 0.05% on the next $2 billion, 0.03% on the next $2 billion, and 0.01% thereafter; provided, however, that the effective rate charged at any time will not be reduced to less than 0.06% of Class MF’s average daily net assets. The rate will be calculated before giving effect to any reduction or waiver described above, and any applicable reduction or waiver will serve to further reduce the supplemental support fees paid to GMO. This reduction will continue through at least June 30, 2020, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

GMO has contractually agreed to reimburse Class I assets of each Fund (or waive its fees) to the extent that payments for sub-transfer agency, recordkeeping and other administrative services from Class I assets exceed 0.10% of such Fund’s average daily net assets attributable to Class I assets.

Sub-Transfer Agent/Recordkeeping Payments

Class II, III, IV, V, VI, MF and R6 shares are not subject to payments to third parties for sub-transfer agent/recordkeeping and other administrative services. GMO may, on a case-by-case basis, make payments to financial intermediaries that provide sub-transfer agent/recordkeeping services in respect of these classes. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class II, III, IV, V, VI, MF or Class R6 shares. These payments may create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

Class I shares are subject to payments to third parties for sub-transfer agency, recordkeeping and other administrative services provided with respect to investors invested in Class I shares through an account maintained by a third party intermediary. These services are not primarily intended to result in the sale of Fund shares but are intended to provide ongoing services with respect to shareholders investing in Class I shares through a third-party platform or intermediary. Because payments for sub-transfer agency, recordkeeping and other administrative services are paid out of a Fund’s Class I assets on an ongoing basis, over time they will increase the cost of an investment in Class I shares.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

The Funds’ portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the year ended February 29, 2020 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)	Agent unaffiliated with GMO ($)
Consolidated Alternative Allocation Fund	4,581	468
Benchmark-Free Allocation Fund	294,202	29,557
Benchmark-Free Fund	80,535	8,309
Global Asset Allocation Fund	49,977	5,045
Global Developed Equity Allocation Fund	8,826	829
Global Equity Allocation Fund	45,513	4,611
Consolidated Implementation Fund	221,236	23,522
International Developed Equity Allocation Fund	13,746	1,400
International Equity Allocation Fund	26,105	2,555
Consolidated SGM Major Markets Fund	29,668	3,181
Consolidated Special Opportunities Fund	8,661	1,438
Strategic Opportunities Allocation Fund	24,270	2,483

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the year ended February 29, 2020 the below Funds had indirect fees and expenses greater than 0.01% of the Fund’s average daily net assets.

Fund Name	Total Indirect Expenses
Consolidated Alternative Allocation Fund	0.085%
Benchmark-Free Allocation Fund	0.204%	*
Benchmark-Free Fund	0.226%
Global Asset Allocation Fund	0.560%	*
Global Developed Equity Allocation Fund	0.520%
Global Equity Allocation Fund	0.572%
International Developed Equity Allocation Fund	0.611%
International Equity Allocation Fund	0.649%
Strategic Opportunities Allocation Fund	0.458%

*	Includes indirect interest and dividend expense on reverse repurchase agreements and short sales, respectively, and borrowing costs for investments sold short.

The Funds are permitted to purchase or sell securities from or to certain other GMO funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the year ended February 29, 2020, the Funds did not engage in these transactions.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the year ended February 29, 2020 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Consolidated Alternative Allocation Fund	65,328,591	331,019,833	15,277,605	228,671,007
Benchmark-Free Allocation Fund	—	1,059,998,472	—	3,270,779,983
Benchmark-Free Fund	99,586,472	1,311,250,233	317,968,413	1,712,274,815
Global Asset Allocation Fund	—	484,014,640	—	830,881,615
Global Developed Equity Allocation Fund	—	60,775,000	—	435,180,896
Global Equity Allocation Fund	—	320,597,495	—	465,868,000
Consolidated Implementation Fund	498,778,218	6,801,780,048	1,524,762,444	7,611,520,010
International Developed Equity Allocation Fund	—	50,081,127	—	332,719,189
International Equity Allocation Fund	—	58,670,906	—	111,615,087
Consolidated SGM Major Markets Fund	338,662,210	—	621,155,894	—
Consolidated Special Opportunities Fund	—	135,319,411	—	235,300,489
Strategic Opportunities Allocation Fund	12,100,343	329,292,602	48,742,508	438,407,505

Included in the table above are cost of purchases and proceeds from sales of securities for in-kind transactions, excluding short-term investments, if any, in accordance with U.S. GAAP for the year ended February 29, 2020. In-kind purchases and sales of securities, including short-term investments, if any, and net realized gains/(losses) attributed to redemption in-kind transactions, if any, are noted in the table below:

Fund Name	In-Kind Purchases ($)	In-Kind Sales ($)	Net realized gains/(losses) attributed to redemption in-kind transactions ($)
Strategic Opportunities Allocation Fund	—	62,548,093*	(2,457,638)*

*	Amounts represent the contribution of assets to the Fund’s wholly-owned subsidiary.

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

8.	Principal shareholders and related parties as of February 29, 2020

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund	Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund	Percentage of the shares of the Fund held by senior management of GMO and GMO Trust officers	Percentage of the Fund’s shares held by accounts for which GMO has investment discretion
Alternative Allocation Fund	2‡	81.48%	0.07%	85.21%
Benchmark-Free Allocation Fund	1	32.12%	1.09%	8.66%
Benchmark-Free Fund	—	—	—	100.00%
Global Asset Allocation Fund	1†	10.47%	0.13%	10.47%
Global Developed Equity Allocation Fund	3	89.62%	0.02%	—
Global Equity Allocation Fund	3	55.55%	0.02%	0.38%
Implementation Fund	1‡	100.00%	—	100.00%
International Developed Equity Allocation Fund	3	95.70%	0.01%	3.45%
International Equity Allocation Fund	4	70.22%	0.01%	1.21%
SGM Major Markets Fund	2#	92.11%	0.25%	92.95%
Special Opportunities Fund	2#	97.01%	1.15%	97.61%
Strategic Opportunities Allocation Fund	2	21.49%	< 0.01%	99.91%

‡	One of the shareholders is another fund of the Trust.
†	One of the shareholders is another fund managed by GMO.
#	Two of the shareholders are other funds of the Trust.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Year Ended February 29, 2020		Year Ended February 28, 2019

	Shares	Amount	Shares	Amount
Consolidated Alternative Allocation Fund
Class VI:*
Shares sold	10,854,051	$216,921,996
Shares issued to shareholders in reinvestment of distributions	244,857	4,899,582
Shares repurchased	(775,804)	(15,497,995)

Net increase (decrease)	10,323,104	$206,323,583

Class I:**
Shares sold	1,756,057	35,182,098
Shares issued to shareholders in reinvestment of distributions	22,166	443,534
Shares repurchased	(17,167)	(340,795)

Net increase (decrease)	1,761,056	$35,284,837

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

	Year Ended February 29, 2020		Year Ended February 28, 2019

	Shares	Amount	Shares	Amount
Benchmark-Free Allocation Fund
Class III:
Shares sold	24,257,167	$640,075,459	32,631,304	$862,230,122
Shares issued to shareholders in reinvestment of distributions	4,613,259	124,178,972	5,811,792	145,209,181
Shares repurchased	(56,749,593)	(1,517,816,871)	(48,294,259)	(1,277,160,943)
Purchase premiums	—	—	—	39,641
Redemption fees	—	—	—	167,615

Net increase (decrease)	(27,879,167)	$(753,562,440)	(9,851,163)	$(269,514,384)

Class IV:
Shares sold	7,923,022	$212,654,200	7,662,380	$205,663,818
Shares issued to shareholders in reinvestment of distributions	2,512,433	67,603,590	3,065,368	76,610,120
Shares repurchased	(32,635,505)	(860,251,221)	(6,147,951)	(165,132,629)
Purchase premiums	—	—	—	21,378
Redemption fees	—	—	—	90,813

Net increase (decrease)	(22,200,050)	$(579,993,431)	4,579,797	$117,253,500

Class MF:
Shares sold	803,494	$21,189,670	3,426,511	$93,600,847
Shares issued to shareholders in reinvestment of distributions	4,026,104	108,452,767	6,001,525	150,215,640
Shares repurchased	(43,051,526)	(1,147,137,535)	(62,982,219)	(1,665,823,005)
Purchase premiums	—	—	—	43,344
Redemption fees	—	—	—	184,060

Net increase (decrease)	(38,221,928)	$(1,017,495,098)	(53,554,183)	$(1,421,779,114)

Class I:***
Shares sold	3,946,657	$105,678,811
Shares issued to shareholders in reinvestment of distributions	77,829	2,094,391
Shares repurchased	(166,498)	(4,455,002)

Net increase (decrease)	3,857,988	$103,318,200

Benchmark-Free Fund
Class III:
Shares sold	1,317,983	$25,892,943	1,450,645	$28,887,826
Shares issued to shareholders in reinvestment of distributions	5,386,720	108,505,171	6,502,932	120,659,905
Shares repurchased	(31,708,368)	(626,946,188)	(60,662,790)	(1,208,110,666)
Purchase premiums	—	—	—	336
Redemption fees	—	—	—	207,148

Net increase (decrease)	(25,003,665)	$(492,548,074)	(52,709,213)	$(1,058,355,451)

Global Asset Allocation Fund
Class III:
Shares sold	1,000,287	$32,203,398	5,490,395	$173,901,818
Shares issued to shareholders in reinvestment of distributions	1,786,325	59,695,328	1,865,170	55,431,050
Shares repurchased	(14,588,483)	(474,038,279)	(20,986,043)	(673,632,516)
Purchase premiums	—	—	—	27,802
Redemption fees	—	—	—	108,369

Net increase (decrease)	(11,801,871)	$(382,139,553)	(13,630,478)	$(444,163,477)

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

	Year Ended February 29, 2020		Year Ended February 28, 2019

	Shares	Amount	Shares	Amount
Global Asset Allocation Fund (continued)
Class R6:****
Shares sold	607,847	$19,935,268
Shares issued to shareholders in reinvestment of distributions	15,735	527,446
Shares repurchased	(55,676)	(1,850,896)

Net increase (decrease)	567,906	$18,611,818

Global Developed Equity Allocation Fund
Class III:
Shares sold	1,268	$27,967	457,094	$10,322,581
Shares issued to shareholders in reinvestment of distributions	446,904	9,818,537	596,334	11,632,446
Shares repurchased	(18,054,457)	(382,052,946)	(442,673)	(9,789,591)
Purchase premiums	—	—	—	258
Redemption fees	—	—	—	1,005

Net increase (decrease)	(17,606,285)	$(372,206,442)	610,755	$12,166,699

Global Equity Allocation Fund
Class III:
Shares sold	2,875,035	$74,723,516	444,185	$10,967,674
Shares issued to shareholders in reinvestment of distributions	1,937,148	52,274,016	2,124,109	47,654,007
Shares repurchased	(11,553,457)	(298,075,823)	(22,767,344)	(574,345,381)
Purchase premiums	—	—	—	1,206
Redemption fees	—	—	—	38,129

Net increase (decrease)	(6,741,274)	$(171,078,291)	(20,199,050)	$(515,684,365)

Consolidated Implementation Fund
Core Class:
Shares sold	45,504,277	$615,547,348	53,767,458	$725,998,997
Shares issued to shareholders in reinvestment of distributions	22,932,913	310,939,020	32,476,425	409,637,549
Shares repurchased	(188,088,082)	(2,520,911,268)	(224,797,135)	(2,976,877,616)
Purchase premiums	—	—	—	64,769
Redemption fees	—	—	—	265,297

Net increase (decrease)	(119,650,892)	$(1,594,424,900)	(138,553,252)	$(1,840,911,004)

International Developed Equity Allocation Fund
Class III:
Shares sold	2,432,306	$36,078,936	2,924,421	$45,659,271
Shares issued to shareholders in reinvestment of distributions	803,039	12,819,179	1,267,608	17,246,624
Shares repurchased	(21,571,600)	(331,589,749)	(3,755,589)	(54,697,422)
Purchase premiums	—	—	—	13,253
Redemption fees	—	—	—	2,696

Net increase (decrease)	(18,336,255)	$(282,691,634)	436,440	$8,224,422

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

	Year Ended February 29, 2020		Year Ended February 28, 2019

	Shares	Amount	Shares	Amount
International Equity Allocation Fund
Class III:
Shares sold	247,154	$7,467,402	1,893,252	$52,196,705
Shares issued to shareholders in reinvestment of distributions	931,484	28,142,608	1,163,600	30,504,692
Shares repurchased	(10,725,589)	(294,708,095)	(5,250,756)	(153,022,310)
Purchase premiums	—	—	—	2,500
Redemption fees	—	—	—	112,011

Net increase (decrease)	(9,546,951)	$(259,098,085)	(2,193,904)	$(70,206,402)

Class R6:*****
Shares sold	8,056,830	$218,098,392
Shares issued to shareholders in reinvestment of distributions	291,593	8,867,347
Shares repurchased	(687,274)	(20,900,000)

Net increase (decrease)	7,661,149	$206,065,739

Consolidated SGM Major Markets Fund
Class III:
Shares sold	525,054	$16,975,147	698,577	$22,365,425
Shares issued to shareholders in reinvestment of distributions	7,014	225,366	493	15,376
Shares repurchased	(1,348,349)	(42,435,255)	(123,398)	(3,927,391)

Net increase (decrease)	(816,281)	$(25,234,742)	575,672	$18,453,410

Class IV:******
Shares sold	—	$—	716,660	$22,968,951
Shares issued to shareholders in reinvestment of distributions	5,236	167,985	1,479	45,911
Shares repurchased	(721,896)	(23,005,950)	(376,300)	(12,060,027)

Net increase (decrease)	(716,660)	$(22,837,965)	341,839	$10,954,835

Class VI:
Shares sold	1,257,758	$40,323,424	3,148,079	$101,038,565
Shares issued to shareholders in reinvestment of distributions	477,353	15,034,172	161,370	5,015,389
Shares repurchased	(11,128,347)	(354,021,072)	(25,149,237)	(797,582,448)

Net increase (decrease)	(9,393,236)	$(298,663,476)	(21,839,788)	$(691,528,494)

Consolidated Special Opportunities Fund
Class VI:
Shares sold	126,580	$2,408,910	2,131,059	$39,420,310
Shares issued to shareholders in reinvestment of distributions	2,552,208	44,327,184	11,369,351	229,777,570
Shares repurchased	(7,471,715)	(143,105,055)	(32,277,502)	(703,196,434)
Purchase premiums	—	12,105	—	183,017
Redemption fees	—	715,525	—	3,500,942

Net increase (decrease)	(4,792,927)	$(95,641,331)	(18,777,092)	$(430,314,595)

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

	Year Ended February 29, 2020		Year Ended February 28, 2019

	Shares	Amount	Shares	Amount
Strategic Opportunities Allocation Fund
Class III:
Shares sold	2,855,111	$54,190,000	772,153	$15,269,024
Shares issued to shareholders in reinvestment of distributions	1,875,730	38,161,859	4,419,377	84,991,102
Shares repurchased	(10,966,560)	(216,222,583)	(17,197,584)	(345,325,134)
Redemption fees	—	—	—	192,588

Net increase (decrease)	(6,235,719)	$(123,870,724)	(12,006,054)	$(244,872,420)

*	The period under the heading “Year Ended February 29, 2020 ” represents the period from May 1, 2019 (commencement of operations) through February 29, 2020.
**	The period under the heading “Year Ended February 29, 2020 “represents the period from September 4, 2019 (commencement of operations) through February 29, 2020.
***	The period under the heading “Year Ended February 29, 2020 “represents the period from August 8, 2019 (commencement of operations) through February 29, 2020.
****	The period under the heading “Year Ended February 29, 2020 “(Unaudited)” represents the period from September 30, 2019 (commencement of operations) through February 29, 2020.
*****	The period under the heading “Year Ended February 29, 2020 “(Unaudited)” represents the period from August 30, 2019 (commencement of operations) through February 29, 2020.
******	For the period July 18, 2019 to February 29, 2020, Class IV had no shareholders.

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the year ended February 29, 2020 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Consolidated Alternative Allocation Fund
GMO Alpha Only Fund, Class IV	$—	$27,877,632	$24,965,528	$1,039,423	$411,484	$(2,912,104)	$—	$—
GMO Emerging Markets Fund, Class VI	—	14,500,000	—	—	—	—	(904,301)	13,595,699
GMO International Equity Fund, Class IV	—	10,000,000	—	—	—	—	(902,904)	9,097,096
GMO Resources Fund, Class IV	—	7,500,000	—	—	—	—	(931,729)	6,568,271
GMO U.S Treasury Fund	—	6,500,000	6,500,000	482	—	—	—	—

Totals	$—	$66,377,632	$31,465,528	$1,039,905	$411,484	$(2,912,104)	$(2,738,934)	$29,261,066

Benchmark-Free Allocation Fund
GMO Emerging Country Debt Fund Class IV	$455,898,632	$21,662,213	$222,907,519	$20,875,386	$—	$(1,860,666)	$12,191,253	$264,983,913
GMO High Yield Fund Class VI	149,579,077	11,795,952	50,000,000	11,795,952	—	884,086	(2,074,677)	110,184,438
GMO Implementation Fund	8,726,210,310	925,568,828	2,277,293,390	310,021,480	—	51,180,298	(311,439,721)	7,114,226,325

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income		Distributions of Realized Gains	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Benchmark-Free Allocation Fund (continued)
GMO Opportunistic Income Fund Class VI	$551,229,863	$42,902,983	$147,691,324	$26,883,054		$—	$9,886,015	$(9,736,937)	$446,590,600
GMO Risk Premium Fund Class VI	286,420,244	11,888,844	302,508,214	4,931,216		6,362,924	676,119	3,523,007	—
GMO SGM Major Markets Fund Class VI	840,481,004	12,146,735	165,055,535	12,146,735		—	(2,213,814)	(20,714,473)	664,643,917
GMO Special Opportunities Fund Class VI	294,753,740	34,032,917	105,324,002	—		31,682,083	(13,956,528)	(13,675,232)	195,830,895

Totals	$11,304,572,870	$1,059,998,472	$3,270,779,984	$386,653,823		$38,045,007	$44,595,510	$(341,926,780)	$8,796,460,088

Benchmark-Free Fund
GMO Emerging Country Debt Fund, Class IV	$152,403,763	$6,234,740	$73,120,000	$6,234,740		$—	$(1,180,364)	$4,501,222	$88,839,361
GMO Emerging Markets Fund, Class VI	382,252,830	15,535,147	109,000,000	15,535,147		—	12,757,431	(23,825,549)	277,719,859
GMO Opportunistic Income Fund, Class VI	187,691,229	9,447,919	22,892,000	9,447,919		—	2,345,860	(2,205,347)	174,387,661
GMO Risk Premium Fund, Class VI	111,153,978	3,934,924	116,736,481	1,721,244		2,213,680	250,373	1,397,206	—
GMO SGM Major Markets Fund, Class VI	134,030,636	2,006,424	12,425,000	2,006,424		—	633,028	(4,588,662)	119,656,426
GMO Special Opportunities Fund, Class VI	109,380,816	11,437,207	26,560,000	—		11,437,207	602,183	(13,237,142)	81,623,064
GMO U.S. Treasury Fund	—	58,555,374	56,700,545	—	*	—	(9,461)	3,673	1,849,041

Totals	$1,076,913,252	$107,151,735	$417,434,026	$34,945,474		$13,650,887	$15,399,050	$(37,954,599)	$744,075,412

Global Asset Allocation Fund
GMO Alpha Only Fund, Class IV	$55,140,779	$1,316,698	$51,977,352	$856,980		$459,718	$(11,515,867)	$7,035,742	$—
GMO Alternative Allocation Fund, Class VI	—	182,788,873	15,497,994	445,563		3,466,403	(18,085)	(4,450,129)	162,822,665
GMO Asset Allocation Bond Fund, Class VI	227,286,993	8,809,848	122,968,168	7,126,067		—	(9,227,765)	18,450,917	122,351,825
GMO Core Plus Bond Fund, Class IV	282,224,826	16,018,304	81,682,115	6,846,605		6,234,848	2,066,714	15,625,546	234,253,275
GMO Emerging Country Debt Fund, Class IV	65,866,747	3,880,433	13,913,179	3,880,433		—	(207,182)	1,652,036	57,278,855
GMO Emerging Markets Fund, Class VI	358,618,059	38,941,034	77,867,543	16,617,842		—	10,623,731	(23,508,041)	306,807,240
GMO International Equity Fund, Class IV	410,667,438	62,299,625	93,302,249	15,217,212		—	(10,422,399)	6,101,894	375,344,309
GMO Opportunistic Income Fund, Class VI	36,987,265	1,876,009	5,389,195	1,876,009		—	332,942	(336,857)	33,470,164
GMO Quality Fund, Class VI	140,373,291	3,676,000	125,043,890	705,093		2,970,907	11,736,736	(1,266,034)	29,476,103
GMO Risk Premium Fund, Class VI	48,646,796	15,796,840	32,927,546	346,014		450,825	(131,610)	129,981	31,514,461
GMO SGM Major Markets Fund, Class VI	57,183,044	—	55,433,940	—		—	(289,086)	(1,460,018)	—
GMO U.S. Equity Fund, Class VI	143,172,153	15,797,277	31,459,780	3,231,758		12,565,518	(1,213,499)	(9,495,912)	116,800,239

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income		Distributions of Realized Gains	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Global Asset Allocation Fund (continued)
GMO U.S. Small Cap Value Fund, Class VI	$—	$109,190,706	$13,713,140	$870,705		$—	$361,653	$(9,398,812)	$86,440,407
GMO U.S. Treasury Fund	83,433,020	23,622,994	106,354,105	428,028		—	19,396	4,546	725,851

Totals	$1,909,600,411	$484,014,641	$827,530,196	$58,448,309		$26,148,219	$(7,884,321)	$(915,141)	$1,557,285,394

Global Developed Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$45,675,429	$972,073	$38,066,064	$577,073		$—	$4,771,733	$(5,744,513)	$7,608,658
GMO International Equity Fund, Class IV	212,821,229	5,373,832	179,147,037	1,658,061		—	(14,117,022)	11,250,572	36,181,574
GMO Quality Fund, Class VI	91,967,553	3,185,978	91,708,327	378,025		1,552,430	8,255,609	(2,486,324)	9,214,489
GMO U.S. Equity Fund, Class VI	97,294,103	7,048,053	90,443,945	656,996		2,992,680	(7,483,844)	7,157,443	13,571,810
GMO U.S. Small Cap Value Fund, Class VI	—	44,195,064	35,815,523	66,572		—	(905,143)	(704,311)	6,770,087

Totals	$447,758,314	$60,775,000	$435,180,896	$3,336,727		$4,545,110	$(9,478,667)	$9,472,867	$73,346,618

Global Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$432,155,290	$50,143,834	$57,660,459	$21,162,771		$—	$6,965,322	$(26,213,819)	$405,390,168
GMO International Equity Fund, Class IV	677,968,641	53,422,621	118,226,492	23,826,665		—	(24,159,367)	19,297,604	608,303,007
GMO Quality Fund, Class VI	237,080,031	26,599,199	73,621,865	3,312,911		14,370,957	9,674,357	(2,070,569)	197,661,153
GMO U.S. Equity Fund, Class VI	290,040,276	21,214,201	198,667,687	3,427,540		13,936,535	(15,768,440)	10,275,849	107,094,199
GMO U.S. Small Cap Value Fund, Class VI	—	169,217,640	17,691,497	1,348,982		—	740,690	(15,079,996)	137,186,837

Totals	$1,637,244,238	$320,597,495	$465,868,000	$53,078,869		$28,307,492	$(22,547,438)	$(13,790,931)	$1,455,635,364

Consolidated Implementation Fund
GMO U.S. Treasury Fund	$—	$169,006,988	$162,875,635	$—	*	$—	$(40,139)	$11,987	$6,103,201

International Developed Equity Allocation Fund
GMO Emerging Markets Fund Class VI	$57,057,016	$8,112,687	$33,736,560	$2,102,139		$—	$5,702,711	$(6,456,241)	$30,679,613
GMO International Equity Fund Class IV	515,607,672	41,968,440	298,982,629	13,569,936		—	(28,212,505)	36,317,116	266,698,094

Totals	$572,664,688	$50,081,127	$332,719,189	$15,672,075		$—	$(22,509,794)	$29,860,875	$297,377,707

International Equity Allocation Fund
GMO Emerging Markets Fund Class VI	$322,997,438	$33,618,041	$35,644,640	$15,860,810		$—	$3,562,074	$(18,069,938)	$306,462,975
GMO International Equity Fund Class IV	606,692,593	25,052,865	75,970,447	21,407,781		—	(12,886,875)	7,216,378	550,104,514

Totals	$929,690,031	$58,670,906	$111,615,087	$37,268,591		$—	$(9,324,801)	$(10,853,560)	$856,567,489

GMO Trust Funds

Notes to Financial Statements — (Continued)

February 29, 2020

Affiliate	Value, beginning of period		Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Consolidated Special Opportunities Fund
Eventbrite, Inc. – Class A	$—	#	$—	$5,030,297	$—	$—	$(2,641,020)	$—	$—	##
Jagercor Energy Corp	45,594		—	—	—	—	(317,181)	271,587	—

Totals	$45,594		$—	$5,030,297	$—	$—	$(2,958,201)	$271,587	$—

Strategic Opportunities Allocation Fund
GMO Core Plus Bond Fund, Class IV	$90,334,045		$3,540,075	$32,993,114	$1,852,814	$1,687,261	$1,601,414	$4,838,917	$67,321,337
GMO Emerging Country Debt Fund, Class IV	31,398,277		1,771,151	6,869,201	1,771,151	—	(66,311)	820,993	27,054,909
GMO Emerging Markets Fund, Class VI	206,302,480		35,849,071	50,881,420	9,336,071	—	9,998,659	(18,514,955)	182,753,835
GMO International Equity Fund, Class IV	228,072,858		25,250,864	54,032,000	7,422,864	—	(3,628,618)	2,640,019	198,303,123
GMO Opportunistic Income Fund, Class VI	23,830,200		1,169,502	3,825,000	1,169,502	—	299,608	(247,418)	21,226,892
GMO Quality Fund, Class VI	80,218,024		8,794,292	33,901,565	918,344	3,975,948	3,268,361	(991,900)	57,387,212
GMO U.S. Equity Fund, Class VI	48,300,438		6,105,731	23,524,151	732,274	2,873,457	(2,911,522)	381,019	28,351,515
GMO U.S. Small Cap Value Fund Class VI	—		71,013,634	12,917,000	465,522	—	203,168	(4,907,231)	53,392,571
GMO U.S. Treasury Fund	24,214,549		42,702,311	61,124,002	178,080	—	68	11,551	5,804,477

Totals	$732,670,871		$196,196,631	$280,067,453	$23,846,622	$8,536,666	$8,764,827	$(15,969,005)	$641,595,871

*

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $20,589 and $87,904 in Benchmark-Free Fund and Consolidated Implementation Fund, respectively, during the period.

#	Security was not an affiliate at the beginning of the year.
##	Security is no longer an affiliate at year end.

11.	Subsequent events

Subsequent to February 29, 2020, GMO SGM Major Markets Fund received redemption requests in the amount of $286,341,512.

In April 2020, GMO received notification from an investor of their intention to redeem approximately $300,000,000 from GMO SGM Major Markets Fund in early May 2020.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of GMO Trust and Shareholders of

GMO Alternative Allocation Fund, GMO Benchmark-Free Allocation Fund, GMO Benchmark-Free Fund, GMO Global Asset Allocation Fund, GMO Global Developed Equity Allocation Fund, GMO Global Equity Allocation Fund, GMO Implementation Fund, GMO International Developed Equity Allocation Fund, GMO International Equity Allocation Fund, GMO SGM Major Markets Fund, GMO Special Opportunities Fund, and GMO Strategic Opportunities Allocation Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of GMO Alternative Allocation Fund, GMO Benchmark- Free Allocation Fund, GMO Benchmark-Free Fund, GMO Global Asset Allocation Fund, GMO Global Developed Equity Allocation Fund, GMO Global Equity Allocation Fund, GMO Implementation Fund, GMO International Developed Equity Allocation Fund, GMO International Equity Allocation Fund, GMO SGM Major Markets Fund, GMO Special Opportunities Fund, and GMO Strategic Opportunities Allocation Fund (twelve of the funds constituting GMO Trust, hereafter collectively referred to as the “Funds”) as of February 29, 2020, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 29, 2020, the results of each of their operations and the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

GMO Benchmark-Free Allocation Fund, GMO Benchmark-Free Fund, GMO Global Asset Allocation Fund, GMO Global Developed Equity Allocation Fund, GMO Global Equity Allocation Fund, GMO Implementation Fund, GMO International Developed Equity Allocation Fund, GMO International Equity Allocation Fund, GMO SGM Major Markets Fund, GMO Special Opportunities Fund, GMO Strategic Opportunity Allocation Fund	Statements of operations for the year ended February 29, 2020 and the statements of changes in net assets for each of the two years in the period ended February 29, 2020
GMO Alternative Allocation Fund	Statements of operations and changes in net assets for the period May 1, 2019 (commencement of operations) through February 29, 2020

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

Our procedures included confirmation of securities owned as of February 29, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, MA

April 24, 2020

We have served as the auditor of one or more investment companies in the GMO mutual funds complex since 1985.

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses

February 29, 2020 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended February 29, 2020.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and supplemental support fees to Class MF and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2019 through February 29, 2020.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During the Period*	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During the Period*	Annualized Expense Ratio

Alternative Allocation Fund
Class VI	$1,000.00	$993.90	$5.60	$1,000.00	$1,019.24	$5.67	1.13%
Class I(a)	$1,000.00	$988.00	$6.53	$1,000.00	$1,018.15	$6.77	1.35%

Benchmark-Free Allocation Fund
Class III	$1,000.00	$1,011.70	$4.30	$1,000.00	$1,020.59	$4.32	0.86%
Class IV	$1,000.00	$1,012.00	$4.05	$1,000.00	$1,020.84	$4.07	0.81%
Class MF	$1,000.00	$1,011.60	$4.05	$1,000.00	$1,020.84	$4.07	0.81%
Class I	$1,000.00	$1,011.30	$4.70	$1,000.00	$1,020.19	$4.72	0.94%

Benchmark-Free Fund
Class III	$1,000.00	$1,012.90	$1.30	$1,000.00	$1,023.57	$1.31	0.26%

Global Asset Allocation Fund
Class III	$1,000.00	$1,023.30	$2.92	$1,000.00	$1,021.98	$2.92	0.58%
Class R6(b)	$1,000.00	$1,002.20	$2.40	$1,000.00	$1,021.98	$2.92	0.58%

Global Developed Equity Allocation Fund
Class III	$1,000.00	$1,026.40	$2.67	$1,000.00	$1,022.23	$2.66	0.53%

Global Equity Allocation Fund
Class III	$1,000.00	$1,031.40	$2.88	$1,000.00	$1,022.03	$2.87	0.57%

Implementation Fund
Core Class	$1,000.00	$1,016.40	$0.25	$1,000.00	$1,024.62	$0.25	0.05%

GMO Trust Funds

(A Series of GMO Trust)

Fund Expenses — (Continued)

February 29, 2020 (Unaudited)

	Actual			Hypothetical
	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During the Period*	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During the Period*	Annualized Expense Ratio

International Developed Equity Allocation Fund
Class III	$1,000.00	$1,056.20	$3.12	$1,000.00	$1,021.83	$3.07	0.61%

International Equity Allocation Fund
Class III	$1,000.00	$1,050.30	$3.31	$1,000.00	$1,021.63	$3.27	0.65%
Class R6	$1,000.00	$1,050.40	$3.31	$1,000.00	$1,021.63	$3.27	0.65%

SGM Major Markets Fund
Class III	$1,000.00	$1,005.00	$4.99	$1,000.00	$1,019.89	$5.02	1.00%
Class VI	$1,000.00	$1,005.80	$4.54	$1,000.00	$1,020.34	$4.57	0.91%

Special Opportunities Fund
Class VI	$1,000.00	$976.80	$6.05	$1,000.00	$1,018.75	$6.17	1.23%

Strategic Opportunities Allocation Fund
Class III	$1,000.00	$1,023.30	$2.57	$1,000.00	$1,022.33	$2.56	0.51%

*

Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended February 29, 2020, multiplied by the average account value over the period, multiplied by 182 days in the period, divided by 366 days in the year.

(a)

For the period September 4, 2019 (commencement of operations) through February 20, 2020, expenses were calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the period ended February, 20, 2020, multiplied by the average account value over the period, multiplied by 178 days in the period, divided by 366 days in the year.

(b)

For the period September 30, 2019 (commencement of operations) through February 20, 2020, expenses were calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the period ended February, 20, 2020, multiplied by the average account value over the period, multiplied by 151 days in the period, divided by 366 days in the year.

GMO Trust Funds

Tax Information for the Tax Year Ended February 29, 2020 (Unaudited)

The following information is being provided in order to meet reporting requirements set forth by the Code and/or to meet state-specific requirements. Shareholders should consult their tax advisors.

With respect to distributions paid, the Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable) for the fiscal year-ended February 29, 2020:

Fund Name	Dividend Received Deduction (corporate shareholders)(1)	Qualified Dividend Income (non-corporate shareholders)(1)	U.S. Government Obligation Income(1)(2)	Interest- Related Dividend Income(3) ($)	Short- Term Capital Gain Dividends(3) ($)	Long-Term Capital Gain Distributions ($)	Foreign Taxes Paid(4) ($)	Foreign Source Income(4) ($)	Section 199A Dividend Income (non-corporate shareholders) ($)(5)
Consolidated Alternative Allocation Fund	6.59%	14.66%	11.25%	541,320	4,739,787	—	—	—	—
Benchmark-Free Allocation Fund	3.78%	60.40%	16.30%	72,555,162	—	2,927,257	22,403,235	221,226,540	—
Benchmark-Free Fund	1.90%	53.11%	11.66%	22,870,642	—	—	—	—	384,818
Global Asset Allocation Fund	7.42%	50.77%	10.21%	12,287,703	—	—	3,425,677	32,151,264	—
Global Developed Equity Allocation Fund	22.32%	70.04%	—	—	—	5,176,611	234,086	2,361,410	—
Global Equity Allocation Fund	13.68%	89.68%	—	—	—	—	4,819,902	45,848,265	—
Consolidated Implementation Fund	3.92%	62.63%	10.87%	50,314,651	—	—	24,033,045	239,117,444	1,550,205
International Developed Equity Allocation Fund	—	100.00%	—	—	—	—	1,621,068	16,900,452	—
International Equity Allocation Fund	—	93.53%	—	—	—	—	3,974,289	38,276,793	—
Consolidated SGM Major Markets Fund	—	—	96.70%	13,322,398	—	—	—	—	—
Consolidated Special Opportunities Fund	100.00%	100.00%	—	—	315,324	44,011,860	—	—	—
Strategic Opportunities Allocation Fund	9.94%	66.65%	7.65%	3,776,116	—	13,376,095	1,976,753	18,513,450	162,597

(1)	Presented as a percentage of net investment income and short-term capital gain distributions paid, if any.
(2)	All or a portion of these amounts may be exempt from taxation at the state level.
(3)

These amounts are generally exempt from U.S. withholding taxes for non-U.S. shareholders, provided certain conditions are satisfied by both the Funds and the Funds’ shareholders. If applicable, interest-related dividend amounts may include short-term capital gain distributions received from underlying funds.

(4)	The Funds expect to elect to treat foreign taxes attributed to foreign source income from certain of its investments, as if incurred directly by the Funds’ shareholders.
(5)	The Funds hereby designate the above qualified business income under Section 199A of the Code.

In early 2021, the Funds will notify applicable shareholders of amounts for use in preparing 2020 U.S. federal income tax forms.

Trustees and Officers (Unaudited)

The following tables present information regarding each Trustee and officer of the Trust as of February 29, 2020. Each Trustee’s and officer’s year of birth (“YOB”) is set forth after his or her name. Unless otherwise noted, (i) each Trustee and officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee and officer is c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110. Each Trustee serves in office until the earlier of (a) the election and qualification of a successor at the next meeting of shareholders called to elect Trustees or (b) the Trustee dies, resigns, or is removed as provided in the Trust’s governing documents. Each of the Trustees of the Trust, other than Mr. Feigelson, is not an “interested person” of the Trust, as such term is used in the 1940 Act (each, an “Independent Trustee”). Because the Funds do not hold annual meetings of shareholders, each Trustee will hold office for an indeterminate period. Each officer serves in office until his or her successor is elected and determined to be qualified to carry out the duties and responsibilities of the office, or until the officer resigns or is removed from office.

Independent Trustees

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen	Other Directorships Held in the Past Five Years

Donald W. Glazer YOB: 1944	Chairman of the Board of Trustees	Chairman of the Board of Trustees since March 2005; Lead Independent Trustee (September 2004 – March 2005); Trustee since December 2000.	Consultant – Law and Business; Author of Legal Treatises.	31	Director, BeiGene Ltd. (biotech research).

Peter Tufano YOB: 1957	Trustee	Since December 2008.	Peter Moores Dean and Professor of Finance, University of Oxford Saïd Business School (as of July 1, 2011).	31	Trustee of State Street Navigator Securities Lending Trust (5 Portfolios) (January 1993 – June 2015).

Paul Braverman YOB: 1949	Trustee	Since March 2010.	Retired	31	Trustee HIMCO Variable Insurance Trust (27 Portfolios) April 2014 –April 2019).

Interested Trustee and Officer

Jonathan Feigelson YOB: 1962	Trustee; President of the Trust	Trustee and President since September 2019.	General Counsel, Grantham, Mayo, Van Otterloo & Co LLC (May 2019 – present); General Counsel and Head of Human Resources at iCapital Network, Inc. (2017-2019); Senior Managing Director General Counsel, head of Regulatory Affairs and Director of Corporate Governance at TIAA-CREF (2006-2016)	46	None.

[1]	The Fund Complex includes series of each of GMO Trust and GMO Series Trust. Mr. Feigelson also serves as a Trustee of GMO Series Trust.

[2]	Mr. Feigelson is an “interested person” of the Trust, as such term is used in the 1940 Act (an “Interested Trustee”), by virtue of his positions with the Trust and GMO indicated in the table above.

Officers

Name and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years*

Jonathan Feigelson YOB: 1962	Trustee; President of the Trust	Trustee and President since September 2019.	General Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (May 2019 – present); General Counsel and Head of Human Resources at iCapital Network, Inc. (2017 – 2019); Senior Managing Director, General Counsel, Head of Regulatory Affairs and Director of Corporate Governance at TIAA -CREF (2006 – 2016).

Sheppard N. Burnett YOB: 1968	Chief Executive Officer	Chief Executive Officer since June 2015; Chief Financial Officer, March 2007-June 2015; Treasurer, November 2006 – June 2015; Assistant Treasurer, September 2004-November 2006.	Head of Fund Treasury and Tax, Grantham, Mayo, Van Otterloo & Co. LLC (December 2006 – present).

Betty Maganzini YOB: 1972	Treasurer, Chief Accounting Officer and Chief Financial Officer	Treasurer, Chief Accounting Officer and Chief Financial Officer since September 2018; Assistant Treasurer, September 2013 – September 2018.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (July 2010 – present).

Susan Saw YOB: 1981	Assistant Treasurer	Since September 2019.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (March 2011 – present).

John L. Nasrah YOB: 1977	Assistant Treasurer and Chief Tax Officer	Since March 2007.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (September 2004 – present).

Cathy Tao YOB: 1974	Assistant Treasurer	Since September 2016.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (October 2007 – present)

Brian Kadehjian YOB: 1974	Assistant Treasurer and Treasury Officer	Assistant Treasurer since February 2015; Treasury Officer since September 2013.	Fund Administrator, Grantham, Mayo, Van Otterloo & Co. LLC (April 2002 – present).

Douglas Y. Charton YOB: 1982	Chief Legal Officer, Vice President and Clerk	Since August 2015.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (July 2015 – present); Associate, K&L Gates LLP (September 2007 – July 2015).

Megan Bunting YOB: 1978	Vice President and Assistant Clerk	Since September 2013.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (September 2006 – present).

Kevin O’Brien YOB: 1985	Vice President and Assistant Clerk	Since March 2016.	Legal Counsel, Grantham, Mayo, Van Otterloo & Co. LLC (February 2015 – present).

Gregory L. Pottle YOB: 1971	Chief Compliance Officer	Chief Compliance Officer since May 2015; Vice President and Assistant Clerk, November 2006 –November 2015.	Chief Compliance Officer, Grantham, Mayo, Van Otterloo & Co. LLC (May 2015 – present).

Kelly Butler YOB: 1974	Anti-Money Laundering Officer	Since March 2020.	Compliance Manager (March 2016 – present); Compliance Specialist, Grantham, Mayo, Van Otterloo & Co. LLC (November 2007 – March 2016).

*

Each officer of the Trust may also serve as an officer and/or director of certain pooled investment vehicles of which GMO or an affiliate of GMO serves as the investment adviser. With the exception of Mr. Feigelson and Ms. Saw, each officer listed in the table above also serves as an officer of GMO Series Trust.

Item 2. Code of Ethics.

As of February 29, 2020, the registrant has adopted a Code of Ethics that applies to the Principal Executive Officer and Principal Financial Officer pursuant to the Sarbanes-Oxley Act of 2002 (the “Code of Ethics”). During the year ended February 29, 2020 there were no substantive amendments to a provision of the Code of Ethics nor were there any waivers granted from a provision of the Code of Ethics. A copy of the Code of Ethics is filed with this Form N-CSR under item 12 (a).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant does not have an “audit committee financial expert” (as such term has been defined in Form N-CSR) serving on its audit committee. The registrant’s Board believes that, although none of its members individually meets all required elements of the definition of an “audit committee financial expert”, the members of the registrant’s audit committee collectively possess the knowledge and experience necessary to execute all of the audit committee’s functions, duties and powers.

Item 4. Principal Accountant Fees and Services. *

(a)

AUDIT FEES: The aggregate fees billed to the registrant for professional services rendered by its independent auditors, PricewaterhouseCoopers LLP for the audit of the registrant’s annual financial statements for 2020 and 2019 were $1,564,726 and $1,558,384, respectively.

(b)

AUDIT-RELATED FEES: The aggregate fees billed to the registrant in 2020 and 2019 for engagements for audit-related services rendered by PricewaterhouseCoopers LLP that related directly to the operations and financial reporting of the Funds were $37,173 and $38,898, respectively. The aggregate fees billed in 2020 and 2019 to the registrant’s Investment Advisor, and any entity controlling, controlled, or under common control with the Advisor that provides ongoing services to the Funds (each, a “Service Affiliate”) for engagements for audit-related services rendered by PricewaterhouseCoopers LLP that related directly to the operations and financial reporting of the Funds were $443,735 and $443,735, respectively.

(c)

TAX FEES: The aggregate fees billed to the registrant in 2020 and 2019 for professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice, and tax planning, including the preparation of Form 1120 RIC, Form 8613 and review of excise tax distribution calculations, were $505,503 and $590,207, respectively. The aggregate fees billed in 2020 and 2019 to the registrant’s Service Affiliates for engagements for tax services rendered by PricewaterhouseCoopers LLP that related directly to the operations and financial reporting of the Funds were $0 and $0, respectively.

(d)

ALL OTHER FEES: No such fees were billed by PricewaterhouseCoopers LLP to the registrant or to the registrant’s Service Affiliates that related directly to the operations and financial reporting of the Funds in 2020 or 2019.

(e)

(1) The Audit Committee has adopted an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services to be performed by the independent auditor are to be preapproved. Under the Policy, the Audit Committee pre-approves, on an annual basis, the following services: (1) the engagement, scope and terms of the annual audit; (2) certain audit-related services; (3) certain tax services that the Committee believes would not impair, and are consistent with the SEC’s rules on auditor independence; and (4) certain permissible non-audit services that the Committee believes are routine and recurring services and that would not impair, and are consistent with the SEC’s rules on auditor independence, subject to certain limitations on the projected fees associated with each service. All other types of services not included on the schedule to the policy, or for which the projected fees exceed those provided in the schedule, require the specific pre-approval by the Audit Committee or the Chairperson of the Committee (if timing necessitates that preapproval is required before the Committee’s next regularly scheduled meeting) if they are to be provided by the independent auditor.

(e)	(2) None.

(f)	Not applicable.

(g)

NON-AUDIT FEES: The aggregate fees billed by PricewaterhouseCoopers LLP in 2020 and 2019 for non-audit services rendered to the registrant and the registrant’s Service Affiliates were $1,021,411 and $1,107,840, respectively. For the fiscal year ended February 29, 2020, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $35,000 in fees billed to the Funds’ Service Affiliates for non-audit services that did not relate directly to the operations and financial reporting of the Funds. For the fiscal year ended February 28, 2019, this amount reflects the amounts disclosed above in Item 4(b),(c),(d), plus $35,000 in fees billed to the Funds’ Service Affiliates for non-audit services that did not relate directly to the operations and financial reporting of the Funds.

(h)

The registrant’s Audit Committee has considered whether the provision of non-audit services by the registrant’s independent registered public accounting firm to the registrant’s Investment Advisor, and any entity controlling, controlled, or under common control with the Advisor that provided ongoing services to the registrant that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the registrant) was compatible with maintaining the independence of the independent registered public accounting firm.

*Includes information regarding all series of GMO Trust.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

The complete schedule of investments for each series of the registrant is included as part of the annual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this registrant.

Item 13. Exhibits.

(a)(1)	Code of Ethics described in Item 2 is attached hereto as EX-99.CODEETH.

(a)(2)

Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(a)(3)	Not applicable to this registrant.

(b)

Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Trust

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Chief Executive Officer

Date: April 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Sheppard N. Burnett
Sheppard N. Burnett, Principal Executive Officer

Date: April 30, 2020

By (Signature and Title):	/s/ Betty Maganzini
Betty Maganzini, Principal Financial Officer

Date: April 30, 2020